UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:	BlackRock FundsSM
BlackRock Advantage Emerging Markets Fund
BlackRock Defensive Advantage Emerging Markets Fund
BlackRock Defensive Advantage International Fund
BlackRock Defensive Advantage U.S. Fund
BlackRock Global Equity Market Neutral Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock FundsSM,
50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2024

Date of reporting period: 10/31/2023

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

OCTOBER 31, 2023

2023 Semi-Annual Report (Unaudited)

BlackRock FundsSM

• BlackRock Defensive Advantage Emerging Markets Fund

• BlackRock Defensive Advantage International Fund

• BlackRock Defensive Advantage U.S. Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended October 31, 2023. Significantly tighter monetary policy helped to rein in inflation, as the annual increase in the Consumer Price Index declined to its long-term average of approximately 3% in October 2023. Meanwhile, real economic growth proved more resilient than many investors anticipated. A moderating labor market also helped ease inflationary pressure, although wages continued to grow and unemployment rates touched the lowest levels in decades before rising slightly. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were solid during the period, as the durability of consumer spending mitigated investors’ concerns about the economy’s trajectory. The U.S. economy continued to show strength, and growth further accelerated in the third quarter of 2023. However, equity returns were uneven, as the performance of a few notable technology companies supported gains among large-capitalization U.S. stocks, while small-capitalization U.S. stocks declined overall. Meanwhile, international developed market equities advanced, and emerging market equities posted solid gains.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period, but slowed and then paused its tightening later in the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for several pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again.

While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	1.39%	10.14%

U.S. small cap equities (Russell 2000® Index)	(5.29)	(8.56)

International equities (MSCI Europe, Australasia, Far East Index)	(7.88)	14.40

Emerging market equities (MSCI Emerging Markets Index)	(4.78)	10.80

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.63	4.77

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(9.70)	(3.25)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(6.13)	0.36

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.65)	2.64

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	0.02	6.23

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of October 31, 2023	BlackRock Defensive Advantage Emerging Markets Fund

Investment Objective

BlackRock Defensive Advantage Emerging Markets Fund’s (the “Fund”) investment objective is to seek to provide long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended October 31, 2023, all of the Fund’s share classes outperformed its primary benchmark, the MSCI Emerging Markets Minimum Volatility Index and its secondary benchmark, the MSCI Emerging Markets Index.

What factors influenced performance?

The market environment was volatile during the reporting period, with stocks giving back their early gains once high inflation began to fuel concerns that the Fed and other world central banks would keep interest rates “higher for longer.” China underperformed the broader emerging markets category as economic data was weaker than expected following the country’s reopening from its COVID-19 lockdowns. However, Brazil was a standout contributor behind an improving growth outlook and mounting expectations that softer inflation data would lead to interest rate cuts. India also drove gains as foreign investors continued to see the country as an alternative to China. India further benefited from stable economic data and fading news about the Adani Group scandal. Energy stocks outperformed thanks to a rally in oil prices, while the materials, real estate, and communication services sectors lagged. At the style level, value outperformed growth.

Stock selection driven by sentiment insights was the primary contributor to Fund performance. Measures designed to forecast forward-looking company fundamentals and consensus insights tracking broader market exposure motivated a successful underweight in the software industry. Other sentiment measures evaluating data from offshore China were also additive and helped inform stock selection in the country. Specifically, text based insights evaluating broker sentiment and flow-based measures helped correctly position the portfolio. Taiwan-specific sales data led to positive security selection in the country, further contributing to gains.

Fundamental measures, which benefitted as rising rates supported the performance of value stocks, also contributed to performance. Traditional valuation insights that track company sales, cash flow and other financial statement metrics made strong contributions. Contrarian quality measures also did well, led by insights evaluating earnings sustainability and financial stability.

Macro thematic measures detracted from performance. Insights designed to evaluate country-level money supply growth and other economic factors incorrectly positioned the portfolio in Chilean stocks, hurting the Fund’s results. Other contrarian macro thematic measures evaluating consensus positioning and broader market trends also detracted. In addition, macro thematic insights that evaluate the impacts of inflation and shipping port import/export data incorrectly positioned the portfolio in onshore Chinese equities. China-specific measures evaluating job and hiring trends also struggled, motivating incorrect positioning in onshore consumer staples stocks.

The Fund’s cash position had no material impact on performance.

Describe recent portfolio activity.

The Fund maintained a balanced allocation of risk across all major performance drivers, while adding several new signals to the existing set of stock selection insights. The Investment Adviser developed a new insight into artificial intelligence (“AI”) to identify firms that are leading the market in development, deployment and monetization of AI capabilities. This included capturing hiring trends for skills associated with AI as well as executive comments highlighting AI capabilities over the past several years. Additionally, the Fund developed a new insight capturing trends around GLP-1 weight loss drugs to assess the impact on the related equities.

Describe portfolio positioning at period end.

The Fund maintained a largely sector-neutral positioning. It had slight overweights in healthcare and consumer staples, and it had small underweights in financials and consumer discretionary. At the country level, it had a narrow overweight in Brazil and a modest underweight in South Korea.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2023 (continued)	BlackRock Defensive Advantage Emerging Markets Fund

Performance

		Average Annual Total Returns(a)(b)

		1 Year		Since Inception(c)

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	(4.43)%	10.13%	N/A	(0.84)%	N/A
Investor A	(4.52)	9.86	4.09%	(1.08)	(2.93)%
Class K	(4.40)	10.16	N/A	(0.83)	N/A

MSCI Emerging Markets Minimum Volatility Index(d)	(5.78)	6.45	N/A	(2.77)	N/A

MSCI Emerging Markets Index(e)	(4.78)	10.80	N/A	(8.17)	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that have similar economic characteristics to such securities.

(c)	The Fund commenced operations on December 21, 2020.
(d)

An index that aims to reflect the performance characteristics of a minimum variance strategy applied to large- and mid-cap equities across certain emerging markets countries. The index is calculated by optimizing the MSCI Emerging Markets Index, its parent index, for the lowest absolute risk (within a given set of constraints).

(e)	An index that captures large- and mid-cap representation across emerging markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

N/A— Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical 5% Return

	Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
	(05/01/23)	(10/31/23)	the Period	(a)	(05/01/23)	(10/31/23)	the Period	(a)	Ratio

Institutional	$1,000.00	$955.70	$4.07		$1,000.00	$1,020.97	$4.21		0.83%
Investor A	1,000.00	954.80	5.39		1,000.00	1,019.63	5.57		1.10
Class K	1,000.00	956.00	3.99		1,000.00	1,021.06	4.12		0.81

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2023 (continued)	BlackRock Defensive Advantage Emerging Markets Fund

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Colgate-Palmolive India Ltd.	1.5%

Ooredoo QPSC	1.5

Far EasTone Telecommunications Co. Ltd.	1.5

Nahdi Medical Co.	1.5

Saudi Telecom Co.	1.5

Telefonica Brasil SA	1.5

Chunghwa Telecom Co. Ltd.	1.5

First Abu Dhabi Bank PJSC	1.5

HCL Technologies Ltd.	1.5

MISC Bhd	1.5

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Net Assets

China	22.5%

Taiwan	19.7

India	14.5

Saudi Arabia	8.1

Malaysia	5.8

South Korea	5.2

United Arab Emirates	4.8

Qatar	3.7

Thailand	3.6

Kuwait	3.4

United States	2.7

Brazil	2.1

Greece	1.5

Chile	1.3

Indonesia	1.2

Other#	0.3

Liabilities in Excess of Other Assets	(0.4)

(a)	Excludes short-term securities.
#	Includes holdings within countries/geographic regions that are less than 1.0% of net assets. Please refer to the Schedule of Investments for such countries/geographic regions.

6	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2023	BlackRock Defensive Advantage International Fund

Investment Objective

BlackRock Defensive Advantage International Fund’s (the “Fund”) investment objective is to seek to provide long-term capital appreciation.

On September 20, 2023 the Board of Trustees approved the liquidation of the Fund on or about December 1, 2023. As of November 24, 2023, the Fund no longer accepted orders from new investors or existing shareholders to purchase Fund shares.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended October 31, 2023, all of the Fund’s share classes outperformed its primary benchmark, the MSCI EAFE Minimum Volatility Index and outperformed the MSCI EAFE® Index (the “MSCI EAFE Index”).

What factors influenced performance?

The market environment was volatile during the reporting period, as early gains mostly eroded from the beginning of August 2023 onward. The market initially shrugged off concerns related to the banking crisis in March and April 2023 due to broader excitement around artificial intelligence (“AI”) and the technology sector more generally. However, stocks began to weaken in mid-summer as high inflation fueled concerns that the Fed and other world central banks would need to keep interest rates “higher for longer.”

Given this volatile market backdrop, the Fund’s defensive positioning was additive to performance. Fundamental measures were the top contributor. Quality-related measures, such as those looking at balance sheet strength, drove an overweight position in the communication services sector that contributed positively. Traditional valuation measures also worked well, as they correctly positioned the Fund for the market’s style preferences. Within the Fund’s sentiment-related measures, insights looking at price trends correctly captured the evolving market backdrop and produced gains. Macro-related insights were mainly additive, as well. An insight looking at companies likely to benefit from the emerging artificial intelligence theme was a notable contributor. Analyzing historical data to identify the impact of European crises led to an overweight in Germany, which also contributed positively.

On the other hand, certain fundamental quality measures detracted from results. Select sentiment measures, particularly company governance-related insights, hurt Fund performance. Text-based measures looking at company controversies from news text detracted, as did an insight that analyzes shareholder voting related to company proposals. Another set of text-based insights, which gathers sentiment from online search trends and mobile app usage, led to unsuccessful stock selection in the consumer discretionary sector. Certain measures related to human capital—particularly those that look at veteran hiring, employee sentiment and board diversity—also weighed on results.

Describe recent portfolio activity.

The Fund maintained a balanced allocation of risk across all major performance drivers, while adding several new signals to the existing set of stock selection insights. The Fund built upon its alternative data capabilities by adding an insight that captures brand sentiment in the retail sector. Additionally, given the dynamism of the current environment, the Fund instituted enhanced signal constructs to identify emerging trends, such as sentiment around supply chain disruptions and wage inflation.

Describe portfolio positioning at period end.

The Fund maintained a largely sector-neutral positioning. It had slight overweights in communication services and consumer staples, and it had small underweights in materials and utilities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2023 (continued)	BlackRock Defensive Advantage International Fund

Performance

		Average Annual Total Returns(a)(b)

		1 Year		Since Inception(c)

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	(6.88)%	11.97%	N/A	1.03%	N/A
Investor A	(7.06)	11.59	5.74%	0.75	(1.13)%
Class K	(6.94)	12.01	N/A	1.05	N/A
MSCI EAFE Minimum Volatility Index(d)	(7.68)	11.53	N/A	(2.05)	N/A
MSCI EAFE Index(e)	(7.88)	14.40	N/A	0.11	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index and derivatives that are tied economically to securities of the MSCI EAFE Index.

(c)	The Fund commenced operations on December 21, 2020.
(d)

An index that aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap equity universe across developed markets around the world excluding the United States and Canada. The index is calculated by optimizing the MSCI EAFE Index, its parent index, in USD for the lowest absolute risk (within a given set of constraints).

(e)

An equity index which captures large- and mid-cap representation across certain developed markets countries around the world, excluding the United States and Canada. The index covers approximately 85% of the free float adjusted market capitalization in each country.

N/A— Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical 5% Return

	Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
Institutional	$1,000.00	$ 931.20	$ 2.29		$ 1,000.00	$ 1,022.77	$2.39		0.47%
Investor A	1,000.00	929.40	3.47		1,000.00	1,021.54	3.64		0.72
Class K	1,000.00	930.60	2.19		1,000.00	1,022.87	2.29		0.45

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

8	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2023 (continued)	BlackRock Defensive Advantage International Fund

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Skylark Holdings Co. Ltd.	1.6%

Nippon Telegraph & Telephone Corp.	1.5

ABB Ltd.	1.5

Beiersdorf AG	1.6

Deutsche Telekom AG	1.5

Tokio Marine Holdings, Inc.	1.5

Koninklijke Ahold Delhaize NV	1.5

Wolters Kluwer NV	1.5

SAP SE	1.5

Otsuka Holdings Co. Ltd.	1.5

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Net Assets

Japan	29.5%

Switzerland	10.2

United Kingdom	7.8

France	6.2

Germany	5.7

Hong Kong	5.5

Singapore	5.4

Netherlands	5.1

United States	4.8

Italy	4.2

Australia	3.1

Spain	2.8

Denmark	2.7

Sweden	1.7

Israel	1.6

China	1.1

Belgium	1.1

Other#	1.1

Other Assets Less Liabilities	0.4

(a)	Excludes short-term securities.
#	Includes holdings within countries/geographic regions that are less than 1.0% of net assets. Please refer to the Schedule of Investments for such countries/geographic regions.

F U N D S U M M A R Y	9

Fund Summary as of October 31, 2023	BlackRock Defensive Advantage U.S. Fund

Investment Objective

BlackRock Defensive Advantage U.S. Fund’s (the “Fund”) investment objective is to seek to provide long-term capital appreciation.

On September 20, 2023 the Board of Trustees approved the liquidation of the Fund on or about December 1, 2023. As of November 24, 2023, the Fund no longer accepted orders from new investors or existing shareholders to purchase Fund shares.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended October 31, 2023, the Fund’s Class K shares outperformed its primary benchmark, the MSCI USA Minimum Volatility Index, while the Fund’s Investor A shares underperformed, while the Fund’s Institutional shares performed in line. For the same period, all of the Fund’s share classes underperformed its secondary benchmark, the Russell 1000® Index.

What factors influenced performance?

The market environment was volatile during the reporting period, as early gains mostly eroded from the beginning of August 2023 onward. The market initially shrugged off concerns related to the banking crisis in March and April 2023 due to broader excitement around artificial intelligence (“AI”) and the technology sector more generally. However, stocks began to weaken in mid-summer as high inflation fueled concerns that the Fed would need to keep interest rates “higher for longer.”

Given this volatile market backdrop, the Fund’s defensive positioning was additive to performance. Fundamental measures were the top contributors as investors refocused on individual company attributes. Quality-related measures, such as those penalizing companies with high levels of external financing, further contributed to results. Traditional valuation measures also worked well, as they led the Fund to hold overweights in consumer distribution and retail stocks that outperformed.

Macro-related insights had a mixed effect on performance. An insight looking at companies likely to benefit from the emerging AI theme was additive. Text-based analysis of news sentiment at the industry level, which motivated a successful underweight in telecommunication services companies, also worked well.

On the other hand, sentiment measures detracted from performance. Insights that seek to gather sentiment data from informed investors led to negative stock selection in the financial sector and were notable detractors. Analysis of mobile app usage also had a negative impact on returns, particularly with respect to beverage and household products stocks. An insight that strives to capture sentiment from the fixed-income market was an additional detractor in a highly volatile environment for bonds. In addition, certain macro-related insights—including one that looks at historical economic data and positions the portfolio based on similarities to current trends—hurt results.

Describe recent portfolio activity.

The Fund maintained a balanced allocation of risk across all major performance drivers, while adding several new signals to the existing set of stock selection insights. The Fund built upon its alternative data capabilities by adding an insight that captures brand sentiment in the retail sector. Additionally, given the dynamism of the current environment, the Fund instituted enhanced signal constructs to identify emerging trends, such as sentiment around supply chain disruptions and wage inflation.

Describe portfolio positioning at period end.

The Fund maintained a largely sector-neutral positioning. It had slight overweights in consumer staples and industrials, and it had small underweights in materials and information technology.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2023 (continued)	BlackRock Defensive Advantage U.S. Fund

Performance

		Average Annual Total Returns(a)(b)

		1 Year		Since Inception(c)

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	(1.74)%	4.15%	N/A	3.96%	N/A
Investor A	(1.90)	3.85	(1.60)%	3.69	1.75%
Class K	(1.70)	4.19	N/A	3.98	N/A

MSCI USA Minimum Volatility Index(d)	(1.78)	2.84	N/A	4.15	N/A
Russell 1000® Index(e)	1.37	9.48	N/A	4.80	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. issuers and derivatives that have similar economic characteristics to such securities.

(c)	The Fund commenced operations on December 21, 2020.
(d)

An index that aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The index is calculated by optimizing the MSCI USA Index, its parent index, in USD for the lowest absolute risk (within a given set of constraints).

(e)

An index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 93% of the U.S. market.

N/A— Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical 5% Return

	Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

Institutional	$ 1,000.00	$ 982.60	$ 2.40		$ 1,000.00	$ 1,022.72	$ 2.45		0.48%
Investor A	1,000.00	981.00	3.64		1,000.00	1,021.46	3.71		0.73
Class K	1,000.00	983.00	2.15		1,000.00	1,022.97	2.20		0.43

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Microsoft Corp.	2.7%

Walmart, Inc.	2.4

Motorola Solutions, Inc.	2.4

Gilead Sciences, Inc.	2.2

Waste Management, Inc.	2.2

Johnson & Johnson	2.1

PepsiCo, Inc.	2.1

Eli Lilly & Co.	2.0

Apple, Inc.	2.0

Travelers Cos., Inc.	1.8

SECTOR ALLOCATION

Sector(b)	Percent of Net Assets

Information Technology	21.4%

Health Care	19.6

Financials	13.0

Industrials	11.8

Consumer Staples	11.5

Utilities	6.5

Communication Services	5.7

Consumer Discretionary	4.9

Energy	2.1

Materials	1.8

Short-Term Securities	4.2

Liabilities in Excess of Other Assets	(2.5)

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

F U N D S U M M A R Y	11

About Fund Performance

Institutional Shares and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

12	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2023	BlackRock Defensive Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 2.1%
Ambev SA	22,361	$57,036
Telefonica Brasil SA, ADR	15,293	136,261

		193,297

Chile — 1.3%
Cia Cervecerias Unidas SA, ADR	10,312	116,011

China — 22.5%
3SBio, Inc. (a)	147,500	131,222
Bank of Communications Co. Ltd., Class H	218,000	128,948
Beijing Tiantan Biological Products Corp. Ltd., Class A	14,300	56,188
Beijing Tongrentang Co. Ltd., Class A	1,800	12,590
BOE Technology Group Co. Ltd., Class A	241,500	129,013
BYD Co. Ltd., Class A	3,900	126,834
China CITIC Bank Corp. Ltd., Class H	23,000	10,260
China Petroleum & Chemical Corp., Class H	172,000	87,967
China Railway Group Ltd., Class H	27,000	12,732
China Suntien Green Energy Corp. Ltd., Class H	24,000	8,348
Daqin Railway Co. Ltd., Class A	46,800	45,956
Goldwind Science & Technology Co. Ltd., Class H	122,600	58,495
Guangzhou Automobile Group Co. Ltd., Class H	76,000	35,606
Industrial & Commercial Bank of China Ltd., Class H	117,000	56,072
Kweichow Moutai Co. Ltd., Class A	500	114,771
NetEase, Inc.	1,700	36,383
People’s Insurance Co. Group of China Ltd., Class H	197,000	65,002
SAIC Motor Corp. Ltd., Class A	14,400	28,496
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	2,300	5,648
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	86,200	125,404
Shanghai Rural Commercial Bank Co. Ltd., Class A	56,500	45,862
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3,400	132,449
Sohu.com Ltd., ADR (b)	1,442	11,868
Tencent Holdings Ltd.	1,500	55,513
Tingyi Cayman Islands Holding Corp.	76,000	100,812
Tsingtao Brewery Co. Ltd., Class A	6,500	74,031
Tsingtao Brewery Co. Ltd., Class H	8,000	60,668
Uni-President China Holdings Ltd.	191,000	130,095
Yunnan Baiyao Group Co. Ltd., Class A	10,180	70,498
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	21,000	10,917
ZTE Corp., Class A	18,200	64,857
ZTE Corp., Class H	2,200	4,889

		2,038,394

Greece — 1.5%
Hellenic Telecommunications Organization SA	9,516	133,380

India — 14.5%
Bharat Petroleum Corp. Ltd.	8,007	33,567
Birlasoft Ltd.	947	6,235
Cipla Ltd.	1,623	23,392
Colgate-Palmolive India Ltd.	5,560	141,164
Dr Reddy’s Laboratories Ltd.	2,057	132,768
HCL Technologies Ltd.	8,735	133,870
ICICI Bank Ltd., ADR	5,959	132,230
Kotak Mahindra Bank Ltd.	5,918	123,715
Lupin Ltd.	9,619	130,347
Petronet LNG Ltd.	9,093	21,799
PI Industries Ltd.	1,101	44,967
Shree Cement Ltd.	426	131,299

Security	Shares	Value

India (continued)
Tata Consultancy Services Ltd.	3,253	$131,693
Zydus Lifesciences Ltd.	18,661	128,586

		1,315,632

Indonesia — 1.2%
Bank Rakyat Indonesia Persero Tbk PT	170,300	53,250
Unilever Indonesia Tbk PT	227,700	51,890

		105,140

Kuwait — 3.4%
Kuwait Finance House KSCP	60,042	132,835
Mobile Telecommunications Co. KSCP	33,026	51,378
National Bank of Kuwait SAKP	44,456	126,022

		310,235

Malaysia — 5.8%
CIMB Group Holdings Bhd	94,700	113,460
MISC Bhd	87,900	133,755
Petronas Dagangan Bhd	20,300	97,399
Petronas Gas Bhd	36,400	131,405
QL Resources Bhd	42,000	48,748

		524,767

Poland — 0.1%
Orange Polska SA	6,816	12,628

Qatar — 3.7%
Ooredoo QPSC	51,452	139,563
Qatar Electricity & Water Co. QSC	20,523	93,116
Qatar National Bank QPSC	25,744	105,134

		337,813

Russia(c) — 0.0%
Alrosa PJSC (b)	37,207	4
LUKOIL PJSC	1,506	—

		4

Saudi Arabia — 8.1%
Al Rajhi Bank	694	12,423
Alinma Bank	6,780	59,506
Almarai Co. JSC	1,917	28,564
Etihad Etisalat Co.	2,867	35,230
Jarir Marketing Co.	11,887	45,880
Nahdi Medical Co.	3,651	138,045
Sahara International Petrochemical Co.	1,288	11,094
Saudi Arabian Oil Co. (a)	12,019	106,781
Saudi Basic Industries Corp.	6,444	132,419
Saudi Industrial Investment Group	3,259	20,845
Saudi Telecom Co.	13,419	137,466
Yanbu National Petrochemical Co.	738	7,459

		735,712

South Korea — 5.2%
CJ Logistics Corp.	1,118	62,856
Hugel, Inc. (b)	167	17,619
Hyundai Glovis Co. Ltd.	75	9,518
Kia Corp.	2,180	124,547
LG Uplus Corp.	16,280	122,014
Samsung SDS Co. Ltd.	791	81,081
SK Telecom Co. Ltd., ADR (d)	2,615	52,980

		470,615

Taiwan — 19.7%
Asustek Computer, Inc.	12,000	125,821
Chang Hwa Commercial Bank Ltd.	242,631	128,541
Chunghwa Telecom Co. Ltd.	38,000	135,909

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Defensive Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Compal Electronics, Inc.	149,000	$129,605
CTBC Financial Holding Co. Ltd.	177,000	133,299
E.Sun Financial Holding Co. Ltd.	20,757	15,295
Far EasTone Telecommunications Co. Ltd.	59,000	138,203
Gourmet Master Co. Ltd.	33,000	99,152
Hon Hai Precision Industry Co. Ltd.	40,000	119,389
Hon Hai Precision Industry Co. Ltd., GDR, Registered Shares	1,447	8,497
Lite-On Technology Corp.	31,000	96,519
MediaTek, Inc.	5,000	130,497
Novatek Microelectronics Corp.	4,000	56,332
Poya International Co. Ltd.	5,000	76,862
President Chain Store Corp.	16,000	127,270
Taiwan Cooperative Financial Holding Co. Ltd.	80,850	62,785
Taiwan Semiconductor Manufacturing Co. Ltd.	6,000	97,995
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	417	35,991
Tripod Technology Corp.	7,000	35,837
Uni-President Enterprises Corp.	18,000	37,681

		1,791,480

Thailand — 3.6%
Bangkok Dusit Medical Services PCL, NVDR	180,000	132,689
Bumrungrad Hospital PCL, NVDR	1,300	9,396
Intouch Holdings PCL, NVDR	24,900	49,187
PTT Exploration & Production PCL, NVDR	28,200	128,784
Tisco Financial Group PCL, NVDR	1,900	5,088

		325,144

Turkey — 0.2%
Migros Ticaret A/S	1,565	18,662

United Arab Emirates — 4.8%
Abu Dhabi Islamic Bank PJSC	8,806	24,694
Abu Dhabi National Oil Co. for Distribution PJSC	12,729	11,644

Security	Shares	Value

United Arab Emirates (continued)
Dubai Islamic Bank PJSC	90,831	$133,539
Emirates Telecommunications Group Co. PJSC	26,575	133,563
First Abu Dhabi Bank PJSC	38,928	134,388

		437,828

Total Long-Term Investments — 97.7% (Cost: $9,446,795)		8,866,742

Short-Term Securities

Money Market Funds — 2.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.24%(e)(f)	195,893	195,893
SL Liquidity Series, LLC, Money Market Series, 5.53%(e)(f)(g)	52,484	52,505

Total Short-Term Securities — 2.7% (Cost: $248,393)		248,398

Total Investments — 100.4% (Cost: $9,695,188)		9,115,140

Liabilities in Excess of Other Assets — (0.4)%		(33,830)

Net Assets — 100.0%		$9,081,310

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$233,681	$—		$(37,788	)(a)	$—	$—	$195,893	195,893	$6,185		$—
SL Liquidity Series, LLC, Money Market Series	—	52,504	(a)	—		(4)	5	52,505	52,484	22	(b)	—

						$(4)	$5	$248,398		$6,207		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	3	12/15/23	$138	$(10,778)

14	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Defensive Advantage Emerging Markets Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$10,778	$—	$—	$—	$10,778

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(2,399)	$—	$—	$—	$(2,399)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(14,764)	$—	$—	$—	$(14,764)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$174,370

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$193,297	$—	$—	$193,297
Chile	116,011	—	—	116,011
China	390,781	1,647,613	—	2,038,394
Greece	—	133,380	—	133,380
India	132,230	1,183,402	—	1,315,632
Indonesia	51,890	53,250	—	105,140
Kuwait	—	310,235	—	310,235
Malaysia	411,307	113,460	—	524,767
Poland	12,628	—	—	12,628
Qatar	244,697	93,116	—	337,813
Russia	—	—	4	4
Saudi Arabia	109,674	626,038	—	735,712
South Korea	52,980	417,635	—	470,615
Taiwan	35,991	1,755,489	—	1,791,480
Thailand	—	325,144	—	325,144
Turkey	18,662	—	—	18,662
United Arab Emirates	304,289	133,539	—	437,828

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Defensive Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$195,893	$—	$—	$195,893

	$2,270,330	$6,792,301	$4	9,062,635

Investments Valued at NAV(a)				52,505

				$9,115,140

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(10,778)	$—	$—	$(10,778)

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

16	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2023	BlackRock Defensive Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 3.1%
Aristocrat Leisure Ltd.	5,735	$140,967
Brambles Ltd.	5,927	49,465
Cochlear Ltd.	69	10,576
Telstra Group Ltd.	37,756	91,554

		292,562

Belgium — 1.1%
UCB SA	1,415	103,493

China — 1.1%
BOC Hong Kong Holdings Ltd.	41,500	109,748

Denmark — 2.7%
Genmab A/S (a)	408	115,335
Novo Nordisk A/S, Class B	1,491	143,846

		259,181

Finland — 0.9%
Sampo OYJ, -A Shares	2,233	87,821

France — 6.2%
Air Liquide SA	628	107,609
Engie SA	4,456	70,872
Hermes International	23	42,914
Ipsen SA	51	6,028
La Francaise des Jeux SAEM (b)	15	484
L’Oreal SA	329	138,289
Orange SA	8,764	103,082
Sanofi SA	1,353	122,861

		592,139

Germany — 5.5%
Beiersdorf AG	1,112	146,250
Deutsche Telekom AG, Registered Shares	6,720	145,848
Henkel AG & Co. KGaA	316	19,971
Mercedes-Benz Group AG, Registered Shares	32	1,883
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	168	67,420
SAP SE	1,079	144,729

		526,101

Hong Kong — 5.5%
AIA Group Ltd.	1,200	10,420
CK Infrastructure Holdings Ltd.	13,000	60,255
CLP Holdings Ltd.	15,500	113,441
Hang Seng Bank Ltd.	1,200	13,720
HKT Trust & HKT Ltd., Class SS (c)	48,000	49,718
Hongkong Land Holdings Ltd.	10,400	32,986
Jardine Matheson Holdings Ltd.	2,600	105,355
MTR Corp. Ltd.	22,000	82,240
Power Assets Holdings Ltd.	9,500	45,418
Sino Land Co. Ltd.	2,000	1,997
Swire Properties Ltd.	5,200	10,068

		525,618

Ireland — 0.2%
Experian PLC	694	21,055

Israel — 1.6%
Bank Hapoalim BM	6,292	45,006
Bank Leumi Le-Israel BM	2,852	18,370
Israel Discount Bank Ltd., Class A	14,265	62,700

Security	Shares	Value

Israel (continued)
Mizrahi Tefahot Bank Ltd.	187	$5,788
Nice Ltd. (a)	113	17,322

		149,186

Italy — 4.2%
Ferrari NV	123	37,233
Intesa Sanpaolo SpA	54,420	141,807
Mediobanca Banca di Credito Finanziario SpA	7,986	95,396
Recordati Industria Chimica e Farmaceutica SpA	387	17,901
Snam SpA	23,934	109,750

		402,087

Japan — 29.5%
Astellas Pharma, Inc.	11,000	139,149
Bridgestone Corp.	900	34,061
Central Japan Railway Co.	3,100	69,776
Denso Corp.	5,400	79,738
J Front Retailing Co. Ltd.	1,000	9,533
Japan Post Bank Co. Ltd.	12,500	115,865
Japan Tobacco, Inc.	6,200	144,329
KDDI Corp.	4,800	143,591
Kirin Holdings Co. Ltd.	9,900	139,128
Kyowa Kirin Co. Ltd.	400	6,274
Lawson, Inc.	3,000	144,522
MEIJI Holdings Co. Ltd.	2,300	56,612
Mitsubishi Corp.	3,100	144,508
Mitsui & Co. Ltd.	900	32,710
MS&AD Insurance Group Holdings, Inc.	3,800	139,234
Nintendo Co. Ltd.	200	8,263
Nippon Express Holdings, Inc.	800	41,116
Nippon Telegraph & Telephone Corp.	124,400	146,391
Nisshin Seifun Group, Inc.	2,000	30,168
Nissin Foods Holdings Co. Ltd.	300	26,103
Obayashi Corp.	13,500	115,638
Obic Co. Ltd.	700	103,471
Ono Pharmaceutical Co. Ltd.	1,000	17,269
Oracle Corp. Japan	1,400	99,316
Otsuka Holdings Co. Ltd.	4,300	144,678
Santen Pharmaceutical Co. Ltd.	100	867
Sega Sammy Holdings, Inc.	8,000	125,117
Shimamura Co. Ltd.	100	9,869
Shionogi & Co. Ltd.	200	9,313
Skylark Holdings Co. Ltd. (a)	10,200	150,489
SoftBank Corp.	7,500	84,801
Takeda Pharmaceutical Co. Ltd.	4,700	127,580
Tokio Marine Holdings, Inc.	6,500	145,419
Unicharm Corp.	800	27,183
Yamada Holdings Co. Ltd.	200	632

		2,812,713

Netherlands — 5.1%
ING Groep NV, Series N	5,050	64,744
Koninklijke Ahold Delhaize NV	4,896	144,979
Koninklijke KPN NV	40,693	136,776
Wolters Kluwer NV	1,129	144,858

		491,357

Singapore — 5.4%
DBS Group Holdings Ltd.	3,900	93,691
Jardine Cycle & Carriage Ltd.	2,300	47,379
Oversea-Chinese Banking Corp. Ltd.	8,000	74,169
Singapore Airlines Ltd.	19,100	85,286

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Defensive Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Singapore Telecommunications Ltd.	75,300	$130,847
United Overseas Bank Ltd.	4,200	82,844

		514,216

Spain — 2.8%
ACS Actividades de Construccion y Servicios SA	254	9,186
Bankinter SA	9,312	58,884
Iberdrola SA	4,443	49,415
Industria de Diseno Textil SA	3,970	137,036
Telefonica SA	2,973	11,484

		266,005

Sweden — 1.7%
Investor AB, B Shares	99	1,817
Saab AB, Class B	1,230	63,187
Trelleborg AB, B Shares	3,776	95,492

		160,496

Switzerland — 10.2%
ABB Ltd., Registered Shares	4,354	146,284
Chocoladefabriken Lindt & Spruengli AG	13	143,926
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	1	108,833
Flughafen Zurich AG, Registered Shares	697	130,243
Holcim AG	111	6,863
Kuehne and Nagel International AG, Registered Shares	160	43,146
Nestle SA, Registered Shares	1,316	141,916
Novartis AG, Registered Shares	1,518	142,114
Zurich Insurance Group AG	229	108,773

		972,098

United Kingdom — 7.8%
AstraZeneca PLC	1,020	127,708
BAE Systems PLC	700	9,412
British American Tobacco PLC	1,682	50,245
Diageo PLC	122	4,614
GSK PLC	3,274	58,365
Haleon PLC	678	2,717
Imperial Brands PLC	464	9,885
J Sainsbury PLC	38,551	120,619
Kingfisher PLC	15,809	40,369
National Grid PLC	9,752	116,273
RELX PLC	1,025	35,801
SSE PLC	316	6,280
Tesco PLC	401	1,316

Security	Shares	Value

United Kingdom (continued)
Unilever PLC	2,811	$133,131
United Utilities Group PLC	2,191	28,337

		745,072

United States — 2.7%
Roche Holding AG	974	257,359

Total Common Stocks — 97.3% (Cost: $9,489,720)		9,288,307

Preferred Securities

Preferred Stocks — 0.2%

Germany — 0.2%
Henkel AG & Co. KGaA	220	15,870

Total Preferred Securities — 0.2% (Cost: $15,555)		15,870

Total Long-Term Investments — 97.5% (Cost: $9,505,275)		9,304,177

Short-Term Securities

Money Market Funds — 2.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.24%(d)(e)	199,945	199,945

Total Short-Term Securities — 2.1% (Cost: $199,945)		199,945

Total Investments — 99.6% (Cost: $9,705,220)		9,504,122

Other Assets Less Liabilities — 0.4%		37,989

Net Assets — 100.0%		$9,542,111

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$185,579	$14,366	(a)	$—		$—	$—	$199,945	199,945	$4,866		$—
SL Liquidity Series, LLC, Money Market Series(b)	136,500	—		(136,500	)(a)	—	—	—	—	19	(c)	—

						$—	$—	$199,945		$4,885		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

18	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Defensive Advantage International Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	1	12/15/23	$99	$(7,048)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$7,048	$—	$—	$—	$7,048

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$4,368	$—	$—	$—	$4,368

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(14,207)	$—	$—	$—	$(14,207)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$104,498

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$292,562	$—	$292,562
Belgium	—	103,493	—	103,493
China	—	109,748	—	109,748
Denmark	—	259,181	—	259,181
Finland	—	87,821	—	87,821
France	—	592,139	—	592,139

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Defensive Advantage International Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Germany	$—	$526,101	$—	$526,101
Hong Kong	—	525,618	—	525,618
Ireland	—	21,055	—	21,055
Israel	—	149,186	—	149,186
Italy	—	402,087	—	402,087
Japan	144,522	2,668,191	—	2,812,713
Netherlands	—	491,357	—	491,357
Singapore	—	514,216	—	514,216
Spain	—	266,005	—	266,005
Sweden	—	160,496	—	160,496
Switzerland	108,833	863,265	—	972,098
United Kingdom	—	745,072	—	745,072
United States	—	257,359	—	257,359
Preferred Securities
Preferred Stocks	—	15,870	—	15,870
Short-Term Securities
Money Market Funds	199,945	—	—	199,945

	$453,300	$9,050,822	$—	$9,504,122

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(7,048)	$—	$—	$(7,048)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

20	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2023	BlackRock Defensive Advantage U.S. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.2%
Curtiss-Wright Corp.	146	$29,026
Lockheed Martin Corp.	213	96,839
Northrop Grumman Corp.	24	11,314

		137,179

Air Freight & Logistics — 1.2%
CH Robinson Worldwide, Inc.	486	39,769
FedEx Corp.	146	35,055

		74,824

Automobiles — 0.7%
General Motors Co.	1,422	40,100

Beverages — 2.1%
Coca-Cola Co.	26	1,469
PepsiCo, Inc.	775	126,542

		128,011

Biotechnology — 6.8%
Amgen, Inc.	401	102,536
Exelixis, Inc.(a)	329	6,774
Gilead Sciences, Inc.	1,738	136,503
Incyte Corp.(a)	1,444	77,875
Neurocrine Biosciences, Inc.(a)	25	2,774
Regeneron Pharmaceuticals, Inc.(a)	87	67,850
Seagen, Inc.(a)	108	22,983

		417,295

Broadline Retail — 0.1%
Amazon.com, Inc.(a)	62	8,252

Building Products — 0.1%
A O Smith Corp.	50	3,488

Capital Markets — 1.0%
Moody’s Corp.	202	62,216
Virtu Financial, Inc., Class A	93	1,720

		63,936

Chemicals — 1.6%
Air Products and Chemicals, Inc.	51	14,404
Ecolab, Inc.	324	54,348
Huntsman Corp.	95	2,216
RPM International, Inc.	213	19,441
Sherwin-Williams Co.	29	6,908

		97,317

Commercial Services & Supplies — 6.6%
Cintas Corp.	124	62,883
Republic Services, Inc., Class A	725	107,655
Rollins, Inc.	1,319	49,608
Waste Connections, Inc.	428	55,426
Waste Management, Inc.	812	133,436

		409,008

Communications Equipment — 3.6%
Arista Networks, Inc.(a)	166	33,262
Cisco Systems, Inc.	787	41,026
Motorola Solutions, Inc.	535	148,976

		223,264

Security	Shares	Value

Construction & Engineering — 0.0%
EMCOR Group, Inc.	3	$620

Consumer Staples Distribution & Retail — 2.8%
Kroger Co.	506	22,957
Walmart, Inc.	918	150,011

		172,968

Containers & Packaging — 0.0%
International Paper Co.	47	1,585

Diversified Telecommunication Services — 1.3%
Verizon Communications, Inc.	2,285	80,272

Electric Utilities — 3.7%
Duke Energy Corp.	218	19,378
Evergy, Inc.	1,211	59,509
IDACORP, Inc.	674	63,834
OGE Energy Corp.	1,994	68,195
Portland General Electric Co.	381	15,248

		226,164

Electronic Equipment, Instruments & Components — 2.1%
Amphenol Corp., Class A	114	9,183
CDW Corp.	253	50,701
TE Connectivity Ltd.	578	68,117

		128,001

Entertainment — 0.7%
Electronic Arts, Inc.	357	44,193

Financial Services — 3.7%
Berkshire Hathaway, Inc., Class B(a)	97	33,109
Jack Henry & Associates, Inc.	4	564
Mastercard, Inc., Class A	235	88,442
Visa, Inc., Class A	461	108,381

		230,496

Food Products — 4.3%
Campbell Soup Co.	516	20,852
Flowers Foods, Inc.	2,020	44,299
General Mills, Inc.	787	51,344
Hershey Co.	569	106,602
J M Smucker Co.	272	30,964
Post Holdings, Inc.(a)	165	13,246

		267,307

Gas Utilities — 0.9%
New Jersey Resources Corp.	60	2,435
ONE Gas, Inc.	890	53,756

		56,191

Health Care Equipment & Supplies — 1.6%
Medtronic PLC	545	38,455
Stryker Corp.	224	60,529

		98,984

Health Care Providers & Services — 4.1%
Cencora, Inc.	67	12,405
Chemed Corp.	71	39,948
CVS Health Corp.	596	41,130
Elevance Health, Inc.	186	83,717
Ensign Group, Inc.	83	8,018
HCA Healthcare, Inc.	68	15,377

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Defensive Advantage U.S. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Humana, Inc.	36	$18,853
McKesson Corp.	11	5,009
UnitedHealth Group, Inc.	51	27,314

		251,771

Hotels, Restaurants & Leisure — 1.9%
McDonald’s Corp.	414	108,538
Texas Roadhouse, Inc.	89	9,037

		117,575

Household Products — 2.2%
Church & Dwight Co., Inc.	371	33,739
Kimberly-Clark Corp.	653	78,125
Procter & Gamble Co.	172	25,805

		137,669

Industrial Conglomerates — 0.3%
Honeywell International, Inc.	82	15,027

Insurance — 8.2%
American Financial Group, Inc.	279	30,511
Aon PLC, Class A	5	1,547
Arthur J Gallagher & Co.	41	9,655
Chubb Ltd.	24	5,151
Everest Group Ltd.	168	66,464
Hanover Insurance Group, Inc.	450	52,745
Hartford Financial Services Group, Inc.	81	5,949
Kinsale Capital Group, Inc.	5	1,670
Marsh & McLennan Cos., Inc.	370	70,170
Progressive Corp.	99	15,651
Reinsurance Group of America, Inc.	120	17,936
Selective Insurance Group, Inc.	153	15,929
Travelers Cos., Inc.	650	108,836
Unum Group	755	36,920
W.R. Berkley Corp.	1,000	67,420

		506,554

Interactive Media & Services(a) — 1.7%
Alphabet, Inc., Class A	481	59,682
Alphabet, Inc., Class C	49	6,140
Meta Platforms, Inc., Class A	138	41,575

		107,397

IT Services — 4.1%
Accenture PLC, Class A	56	16,637
Akamai Technologies, Inc.(a)	423	43,708
Gartner, Inc.(a)	142	47,150
GoDaddy, Inc., Class A(a)	300	21,969
International Business Machines Corp.	251	36,305
VeriSign, Inc.(a)(b)	447	89,248

		255,017

Machinery — 0.3%
Illinois Tool Works, Inc.	26	5,827
Oshkosh Corp.	148	12,984

		18,811

Marine Transportation — 0.0%
Kirby Corp.(a)	20	1,494

Media — 1.1%
Fox Corp., Class A	2,192	66,615
Fox Corp., Class B	113	3,154

		69,769

Security	Shares	Value

Metals & Mining — 0.2%
Newmont Corp.	311	$11,653

Multi-Utilities — 1.9%
CMS Energy Corp.	570	30,974
Consolidated Edison, Inc.	1,002	87,965

		118,939

Oil, Gas & Consumable Fuels — 2.1%
Marathon Petroleum Corp.	139	21,024
Pioneer Natural Resources Co.	243	58,077
Valero Energy Corp.	369	46,863

		125,964

Pharmaceuticals — 7.2%
AbbVie, Inc.	515	72,708
Bristol-Myers Squibb Co.	1,868	96,258
Eli Lilly & Co.	223	123,526
Jazz Pharmaceuticals PLC(a)	19	2,413
Johnson & Johnson	875	129,798
Merck & Co., Inc.	160	16,432

		441,135

Professional Services — 0.9%
Insperity, Inc.	293	31,011
Paychex, Inc.	194	21,544

		52,555

Semiconductors & Semiconductor Equipment — 1.5%
Applied Materials, Inc.	104	13,764
ARM Holdings PLC(a)	203	10,006
Power Integrations, Inc.	324	22,463
Texas Instruments, Inc.	313	44,449

		90,682

Software — 7.3%
Adobe, Inc.(a)	46	24,475
Manhattan Associates, Inc.(a)	322	62,783
Microsoft Corp.	503	170,069
Oracle Corp.	339	35,053
Palo Alto Networks, Inc.(a)	17	4,131
Roper Technologies, Inc.	138	67,423
VMware, Inc., Class A(a)(b)	585	85,205
Workday, Inc., Class A(a)	15	3,176

		452,315

Specialty Retail — 1.7%
O’Reilly Automotive, Inc.(a)	70	65,131
Penske Automotive Group, Inc.	181	25,897
TJX Cos., Inc.	125	11,009

		102,037

Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	716	122,271
Dell Technologies, Inc., Class C	573	38,339
HP, Inc.	372	9,795

		170,405

Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.(a)	87	34,233

Trading Companies & Distributors — 0.2%
W.W.Grainger, Inc.	18	13,137

22	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Defensive Advantage U.S. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services — 0.9%
T-Mobile U.S., Inc.(a)	362	$52,077

Total Long-Term Investments — 98.3% (Cost: $5,951,289)		6,055,671

Short-Term Securities

Money Market Funds — 4.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.24%(c)(d)	90,094	90,094
SL Liquidity Series, LLC, Money Market Series, 5.53%(c)(d)(e)	167,402	167,469

Total Short-Term Securities — 4.2% (Cost: $257,563)		257,563

Total Investments — 102.5% (Cost: $6,208,852)		6,313,234

Liabilities in Excess of Other Assets — (2.5)%		(153,395)

Net Assets — 100.0%		$6,159,839

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$61,391	$28,703	(a)	$—	$—	$—	$90,094	90,094	$1,897		$—
SL Liquidity Series, LLC, Money Market Series	—	167,456	(a)	—	13	—	167,469	167,402	17	(b)	—

					$13	$—	$257,563		$1,914		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Defensive Advantage U.S. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$6,055,671	$—	$—	$6,055,671
Short-Term Securities
Money Market Funds	90,094	—	—	90,094

	$6,145,765	$—	$—	6,145,765

Investments Valued at NAV(a)				167,469

				$6,313,234

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

24	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

October 31, 2023

	BlackRock Defensive Advantage Emerging Markets Fund	BlackRock Defensive Advantage International Fund	BlackRock Defensive Advantage U.S. Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$8,866,742	$9,304,177	$6,055,671
Investments, at value — affiliated(c)	248,398	199,945	257,563
Cash pledged for futures contracts	5,000	4,000	—
Foreign currency, at value(d)	169,176	1,154	—
Receivables:
Investments sold	545,101	—	—
Securities lending income — affiliated	17	—	9
Capital shares sold	—	—	10,173
Dividends — unaffiliated	4,769	41,216	6,427
Dividends — affiliated	874	838	430
From the Manager	14,709	14,967	13,638
Variation margin on futures contracts	—	284	—
Prepaid expenses	39,854	39,854	39,853

Total assets	9,894,640	9,606,435	6,383,764

LIABILITIES
Collateral on securities loaned	52,500	—	167,469
Payables:
Investments purchased	679,231	—	—
Accounting services fees	3,828	3,836	3,685
Administration fees	17	13	—
Capital shares redeemed	—	—	10,202
Custodian fees	21,472	14,451	1,682
Deferred foreign capital gain tax	10,928	—	—
Trustees’ and Officer’s fees	2,391	2,385	2,407
Other accrued expenses	2,286	2,423	1,324
Printing fees	10,845	11,177	11,552
Professional fees	28,798	29,857	25,447
Service fees	23	20	126
Transfer agent fees	100	162	31
Variation margin on futures contracts	911	—	—

Total liabilities	813,330	64,324	223,925

Commitments and contingent liabilities

NET ASSETS	$9,081,310	$9,542,111	$6,159,839

NET ASSETS CONSIST OF
Paid-in capital	$10,343,996	$10,548,820	$6,244,513
Accumulated loss	(1,262,686)	(1,006,709)	(84,674)

NET ASSETS	$9,081,310	$9,542,111	$6,159,839

(a) Investments, at cost — unaffiliated	$9,446,795	$9,505,275	$5,951,289
(b) Securities loaned, at value	$50,650	$—	$164,050
(c) Investments, at cost — affiliated	$248,393	$199,945	$257,563
(d) Foreign currency, at cost	$169,245	$1,170	$—

F I N A N C I A L S T A T E M E N T S	25

Statements of Assets and Liabilities (unaudited) (continued)

October 31, 2023

	BlackRock Defensive Advantage Emerging Markets Fund	BlackRock Defensive Advantage International Fund	BlackRock Defensive Advantage U.S. Fund

NET ASSET VALUE
Institutional
Net assets	$93,089	$101,387	$410,107

Shares outstanding	10,635	11,207	41,527

Net asset value	$8.75	$9.05	$9.88

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001

Investor A
Net assets	$110,778	$99,323	$648,798

Shares outstanding	12,673	10,995	65,876

Net asset value	$8.74	$9.03	$9.85

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001

Class K
Net assets	$8,877,443	$9,341,401	$5,100,934

Shares outstanding	1,014,085	1,032,441	516,391

Net asset value	$8.75	$9.05	$9.88

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001

See notes to financial statements.

26	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended October 31, 2023

	BlackRock Defensive Advantage Emerging Markets Fund	BlackRock Defensive Advantage International Fund	BlackRock Defensive Advantage U.S. Fund

INVESTMENT INCOME
Dividends — unaffiliated	$194,636	$210,217	$59,790
Dividends — affiliated	6,185	4,866	1,897
Securities lending income — affiliated — net	22	19	17
Foreign taxes withheld	(23,457)	(16,634)	(23)

Total investment income	177,386	198,468	61,681

EXPENSES
Professional	44,875	38,718	35,070
Investment advisory	38,346	22,874	13,331
Custodian	26,704	21,035	3,715
Registration	23,988	23,988	24,025
Printing and postage	11,220	11,407	11,923
Accounting services	7,836	7,900	7,533
Trustees and Officer	3,218	3,218	3,218
Administration	2,037	2,160	1,318
Administration — class specific	958	1,017	620
Service — class specific	134	132	688
Transfer agent — class specific	9	1	771
Miscellaneous	7,424	7,190	6,563

Total expenses	166,749	139,640	108,775
Less:
Administration fees waived	(2,037)	(2,160)	(1,318)
Administration fees waived by the Manager — class specific	(850)	(936)	(613)
Fees waived and/or reimbursed by the Manager	(124,818)	(113,457)	(91,998)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	—	—	(531)

Total expenses after fees waived and/or reimbursed	39,044	23,087	14,315

Net investment income	138,342	175,381	47,366

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	276,412	54,978	123,215
Investments — affiliated	(4)	—	13
Foreign currency transactions	(8,440)	(2,717)	—
Futures contracts	(2,399)	4,368	—

	265,569	56,629	123,228

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	(799,154)	(927,932)	(278,765)
Investments — affiliated	5	—	—
Foreign currency translations	12	(162)	—
Futures contracts	(14,764)	(14,207)	—

	(813,901)	(942,301)	(278,765)

Net realized and unrealized loss	(548,332)	(885,672)	(155,537)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(409,990)	$(710,291)	$(108,171)

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(17,351)	$—	$—
(b) Net of increase in deferred foreign capital gain tax of	$(5,968)	$—	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Changes in Net Assets

	BlackRock Defensive Advantage Emerging Markets Fund		BlackRock Defensive Advantage International Fund

	Six Months Ended 10/31/23 (unaudited)	Year Ended 04/30/23	Six Months Ended 10/31/23 (unaudited)	Year Ended 04/30/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$138,342	$298,859	$175,381	$256,291
Net realized gain (loss)	265,569	(661,164)	56,629	(359,055)
Net change in unrealized appreciation (depreciation)	(813,901)	406,904	(942,301)	891,202

Net increase (decrease) in net assets resulting from operations	(409,990)	44,599	(710,291)	788,438

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(803)	(2,409)	(1,476)	(3,372)
Investor A	(774)	(2,382)	(1,379)	(3,082)
Class K	(80,379)	(234,803)	(140,238)	(326,435)

Decrease in net assets resulting from distributions to shareholders	(81,956)	(239,594)	(143,093)	(332,889)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	13,070	26,037	5,969	4,944

NET ASSETS
Total increase (decrease) in net assets	(478,876)	(168,958)	(847,415)	460,493
Beginning of period	9,560,186	9,729,144	10,389,526	9,929,033

End of period	$9,081,310	$9,560,186	$9,542,111	$10,389,526

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

28	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	BlackRock Defensive Advantage U.S. Fund

	Six Months Ended 10/31/23 (unaudited)	Year Ended 04/30/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$47,366	$79,946
Net realized gain (loss)	123,228	(331,192)
Net change in unrealized appreciation (depreciation)	(278,765)	421,622

Net increase (decrease) in net assets resulting from operations	(108,171)	170,376

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(1,487)	(10,534)
Investor A	(1,577)	(7,885)
Class K	(20,898)	(144,883)

Decrease in net assets resulting from distributions to shareholders	(23,962)	(163,302)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	154,977	545,402

NET ASSETS
Total increase in net assets	22,844	552,476
Beginning of period	6,136,995	5,584,519

End of period	$6,159,839	$6,136,995

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Defensive Advantage Emerging Markets Fund

	Institutional

	Six Months Ended 10/31/23 (unaudited)		Year Ended 04/30/23	Year Ended 04/30/22	Period from 12/21/20(a) to 04/30/21

Net asset value, beginning of period	$9.23		$9.42	$10.81	$10.00

Net investment income(b)	0.13		0.29	0.19	0.02
Net realized and unrealized gain		(0.53)	(0.25)	(0.80)	0.79

Net increase from investment operations		(0.40)	0.04	(0.61)	0.81

Distributions(c)
From net investment income		(0.08)	(0.23)	(0.21)	(0.00	)(d)
From net realized gain	—		—	(0.57)	—

Total distributions		(0.08)	(0.23)	(0.78)	(0.00)

Net asset value, end of period	$8.75		$9.23	$9.42	$10.81

Total Return(e)
Based on net asset value	(4.43	)%(f)	0.60%	(6.10)%	8.14	%(f)

Ratios to Average Net Assets(g)
Total expenses	3.47	%(h)	3.75%	3.81%	3.18	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.83	%(h)	0.85%	0.81%	0.81	%(h)

Net investment income	2.87	%(h)	3.23%	1.87%	0.52	%(h)

Supplemental Data
Net assets, end of period (000)	$93		$97	$97	$108

Portfolio turnover rate		106%	204%	211%	64%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.74%.

See notes to financial statements.

30	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Defensive Advantage Emerging Markets Fund (continued)

	Investor A

	Six Months Ended 10/31/23 (unaudited)		Year Ended 04/30/23	Year Ended 04/30/22	Period from 12/21/20(a) to 04/30/21

Net asset value, beginning of period	$9.22		$9.41	$10.81	$10.00

Net investment income(b)	0.12		0.26	0.17	0.01
Net realized and unrealized gain		(0.53)	(0.24)	(0.82)	0.80

Net increase from investment operations		(0.41)	0.02	(0.65)	0.81

Distributions(c)
From net investment income		(0.07)	(0.21)	(0.18)	(0.00	)(d)
From net realized gain	—		—	(0.57)	—

Total distributions		(0.07)	(0.21)	(0.75)	(0.00)

Net asset value, end of period	$8.74		$9.22	$9.41	$10.81

Total Return(e)
Based on net asset value	(4.52	)%(f)	0.35%	(6.43)%	8.14	%(f)

Ratios to Average Net Assets(g)
Total expenses	3.74	%(h)	4.03%	4.11%	3.43	%(h)(i)

Total expenses after fees waived and/or reimbursed	1.10	%(h)	1.11%	1.06%	1.06	%(h)

Net investment income	2.54	%(h)	2.99%	1.62%	0.27	%(h)

Supplemental Data
Net assets, end of period (000)	$111		$105	$97	$108

Portfolio turnover rate		106%	204%	211%	64%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.99%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Defensive Advantage Emerging Markets Fund (continued)

	Class K

	Six Months Ended 10/31/23 (unaudited)		Year Ended 04/30/23	Year Ended 04/30/22	Period from 12/21/20(a) to 04/30/21

Net asset value, beginning of period	$9.23		$9.42	$10.81	$10.00

Net investment income(b)	0.13		0.29	0.19	0.02
Net realized and unrealized gain		(0.53)	(0.25)	(0.80)	0.79

Net increase from investment operations		(0.40)	0.04	(0.61)	0.81

Distributions(c)
From net investment income		(0.08)	(0.23)	(0.21)	(0.00	)(d)
From net realized gain	—		—	(0.57)	—

Total distributions		(0.08)	(0.23)	(0.78)	(0.00)

Net asset value, end of period	$8.75		$9.23	$9.42	$10.81

Total Return(e)
Based on net asset value	(4.40	)%(f)	0.60%	(6.10)%	8.14	%(f)

Ratios to Average Net Assets(g)
Total expenses	3.48	%(h)	3.66%	3.75%	2.84	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.81	%(h)	0.81%	0.81%	0.81	%(h)

Net investment income	2.89	%(h)	3.27%	1.87%	0.52	%(h)

Supplemental Data
Net assets, end of period (000)	$8,877		$9,358	$9,535	$10,598

Portfolio turnover rate		106%	204%	211%	64%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.40%.

See notes to financial statements.

32	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Defensive Advantage International Fund

	Institutional

	Six Months Ended 10/31/23 (unaudited)		Year Ended 04/30/23	Year Ended 04/30/22	Period from 12/21/20(a) to 04/30/21

Net asset value, beginning of period	$9.85		$9.42	$10.62	$10.00

Net investment income(b)	0.17		0.24	0.25	0.08
Net realized and unrealized gain		(0.84)	0.51	(0.60)	0.55

Net increase from investment operations		(0.67)	0.75	(0.35)	0.63

Distributions(c)
From net investment income		(0.13)	(0.32)	(0.26)	(0.01)
From net realized gain	—		—	(0.59)	—

Total distributions		(0.13)	(0.32)	(0.85)	(0.01)

Net asset value, end of period	$9.05		$9.85	$9.42	$10.62

Total Return(d)
Based on net asset value	(6.88	)%(e)	8.30%	(3.94)%	6.30	%(e)

Ratios to Average Net Assets(f)
Total expenses	2.74	%(g)	2.91%	3.46%	2.90	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.47	%(g)	0.49%	0.45%	0.45	%(g)

Net investment income	3.43	%(g)	2.63%	2.35%	2.08	%(g)

Supplemental Data
Net assets, end of period (000)	$101		$109	$99	$106

Portfolio turnover rate		66%	178%	189%	88%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.50%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Defensive Advantage International Fund (continued)

	Investor A

	Six Months Ended 10/31/23 (unaudited)		Year Ended 04/30/23	Year Ended 04/30/22	Period from 12/21/20(a) to 04/30/21

Net asset value, beginning of period	$9.84		$9.42	$10.61	$10.00

Net investment income(b)	0.15		0.22	0.22	0.07
Net realized and unrealized gain		(0.83)	0.49	(0.58)	0.55

Net increase from investment operations		(0.68)	0.71	(0.36)	0.62

Distributions(c)
From net investment income		(0.13)	(0.29)	(0.24)	(0.01)
From net realized gain	—		—	(0.59)	—

Total distributions		(0.13)	(0.29)	(0.83)	(0.01)

Net asset value, end of period	$9.03		$9.84	$9.42	$10.61

Total Return(d)
Based on net asset value	(7.06	)%(e)	7.92%	(4.09)%	6.20	%(e)

Ratios to Average Net Assets(f)
Total expenses	3.00	%(g)	3.18%	3.82%	3.15	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.72	%(g)	0.74%	0.70%	0.70	%(g)

Net investment income	3.17	%(g)	2.40%	2.10%	1.84	%(g)

Supplemental Data
Net assets, end of period (000)	$99		$104	$99	$106

Portfolio turnover rate		66%	178%	189%	88%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.75%.

See notes to financial statements.

34	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Defensive Advantage International Fund (continued)

	Class K

	Six Months Ended 10/31/23 (unaudited)		Year Ended 04/30/23	Year Ended 04/30/22	Period from 12/21/20(a) to 04/30/21

Net asset value, beginning of period	$9.86		$9.43	$10.62	$10.00

Net investment income(b)	0.17		0.24	0.25	0.08
Net realized and unrealized gain		(0.84)	0.51	(0.59)	0.55

Net increase from investment operations		(0.67)	0.75	(0.34)	0.63

Distributions(c)
From net investment income		(0.14)	(0.32)	(0.26)	(0.01)
From net realized gain	—		—	(0.59)	—

Total distributions		(0.14)	(0.32)	(0.85)	(0.01)

Net asset value, end of period	$9.05		$9.86	$9.43	$10.62

Total Return(d)
Based on net asset value	(6.94	)%(e)	8.30%	(3.84)%	6.30	%(e)

Ratios to Average Net Assets(f)
Total expenses	2.74	%(g)	2.88%	3.36%	2.55	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.45	%(g)	0.45%	0.45%	0.45	%(g)

Net investment income	3.45	%(g)	2.69%	2.35%	2.09	%(g)

Supplemental Data
Net assets, end of period (000)	$9,341		$10,177	$9,731	$10,408

Portfolio turnover rate		66%	178%	189%	88%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.15%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

		BlackRock Defensive Advantage U.S. Fund

		Institutional

	Six Months Ended				Period from
	10/31/23		Year Ended	Year Ended	12/21/20	(a)
	(unaudited)		04/30/23	04/30/22	to 04/30/21

Net asset value, beginning of period	$10.09		$10.12	$10.79	$10.00

Net investment income(b)	0.08		0.13	0.15	0.04
Net realized and unrealized gain		(0.25)	0.12	0.19	0.76

Net increase from investment operations		(0.17)	0.25	0.34	0.80

Distributions(c)
From net investment income		(0.04)	(0.14)	(0.17)		(0.01)
From net realized gain	—		(0.14)	(0.84)	—

Total distributions		(0.04)	(0.28)	(1.01)		(0.01)

Net asset value, end of period	$9.88		$10.09	$10.12	$10.79

Total Return(d)
Based on net asset value	(1.74	)%(e)	2.64%	2.65%	7.95	%(e)

Ratios to Average Net Assets(f)
Total expenses	3.65	%(g)	3.72%	4.25%	4.06	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.48	%(g)	0.48%	0.43%	0.43	%(g)

Net investment income	1.51	%(g)	1.37%	1.42%	1.21	%(g)

Supplemental Data
Net assets, end of period (000)	$410		$422	$159	$108

Portfolio turnover rate		65%	132%	269%		61%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.07%.

See notes to financial statements.

36	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Defensive Advantage U.S. Fund (continued)

	Investor A

	Six Months Ended				Period from
	10/31/23		Year Ended	Year Ended	12/21/20	(a)
	(unaudited)		04/30/23	04/30/22	to 04/30/21

Net asset value, beginning of period	$10.07		$10.11	$10.79	$10.00

Net investment income(b)	0.06		0.10	0.13	—
Net realized and unrealized gain		(0.25)	0.12	0.17	0.79

Net increase from investment operations		(0.19)	0.22	0.30	0.79

Distributions(c)
From net investment income		(0.03)	(0.12)	(0.14)	(0.00	)(d)
From net realized gain	—		(0.14)	(0.84)	—

Total distributions		(0.03)	(0.26)	(0.98)		(0.00)

Net asset value, end of period	$9.85		$10.07	$10.11	$10.79

Total Return(e)
Based on net asset value	(1.90	)%(f)	2.34%	2.35%	7.95	%(f)

Ratios to Average Net Assets(g)
Total expenses	3.85	%(h)	4.02%	4.47%	4.31	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.73	%(h)	0.73%	0.68%	0.68	%(h)

Net investment income	1.24	%(h)	1.07%	1.16%	0.96	%(h)

Supplemental Data
Net assets, end of period (000)	$649		$505	$198	$108

Portfolio turnover rate		65%	132%	269%		61%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.32%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Defensive Advantage U.S. Fund (continued)

	Class K

	Six Months Ended				Period from
	10/31/23		Year Ended	Year Ended	12/21/20	(a)
	(unaudited)		04/30/23	04/30/22	to 04/30/21

Net asset value, beginning of period	$10.09		$10.12	$10.79	$10.00

Net investment income(b)	0.08		0.14	0.16	0.04
Net realized and unrealized gain		(0.25)	0.11	0.18	0.76

Net increase from investment operations		(0.17)	0.25	0.34	0.80

Distributions(c)
From net investment income		(0.04)	(0.14)	(0.17)		(0.01)
From net realized gain	—		(0.14)	(0.84)	—

Total distributions		(0.04)	(0.28)	(1.01)		(0.01)

Net asset value, end of period	$9.88		$10.09	$10.12	$10.79

Total Return(d)
Based on net asset value	(1.70	)%(e)	2.64%	2.65%	7.95	%(e)

Ratios to Average Net Assets(f)
Total expenses	3.46	%(g)	3.65%	4.18%	3.71	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.43	%(g)	0.43%	0.43%	0.43	%(g)

Net investment income	1.56	%(g)	1.42%	1.44%	1.21	%(g)

Supplemental Data
Net assets, end of period (000)	$5,101		$5,210	$5,228	$5,181

Portfolio turnover rate		65%	132%	269%		61%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.72%.

See notes to financial statements.

38	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification

BlackRock Defensive Advantage Emerging Markets Fund	Defensive Advantage Emerging Markets	Diversified
BlackRock Defensive Advantage International Fund	Defensive Advantage International	Diversified
BlackRock Defensive Advantage U.S. Fund	Defensive Advantage U.S.	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional and Class K Shares	No	No		None
Investor A Shares	Yes	No	(a)	None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

On December 1, 2023, all of the assets of Defensive Advantage International and Defensive Advantage U.S. were liquidated completely; the shares of any shareholders were redeemed at the net asset value (“NAV”) per share and the Funds were terminated.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

ForeignTaxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

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Notes to Financial Statements (unaudited) (continued)

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of each Fund (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services

Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

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Notes to Financial Statements (unaudited) (continued)

Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of October 31, 2023, certain investments of Defensive Advantage Emerging Markets and Defensive Advantage U.S. were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.

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Notes to Financial Statements (unaudited) (continued)

In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Defensive Advantage Emerging Markets
Barclays Capital, Inc.	$50,650	$(50,650)	$—		$—

Defensive Advantage U.S.
J.P. Morgan Securities LLC	$79,864	$(79,864)	$—		$—
UBS Securities LLC	84,186	(84,186)	—		—

	$164,050	$(164,050)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

	Investment Advisory Fees

Average Daily Net Assets	Defensive Advantage Emerging Markets	Defensive Advantage International	Defensive Advantage U.S.

First $1 billion	0.80%	0.45%	0.43%
$1 billion – $3 billion	0.75	0.42	0.40
$3 billion – $5 billion	0.72	0.41	0.39

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Notes to Financial Statements (unaudited) (continued)

	Investment Advisory Fees

Average Daily Net Assets	Defensive Advantage Emerging Markets	Defensive Advantage International	Defensive Advantage U.S.

$5 billion – $10 billion	0.70%	0.39%	0.37%
Greater than $10 billion	0.68	0.38	0.36

With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of each Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Defensive Advantage Emerging Markets		Defensive Advantage International		Defensive Advantage U.S.

Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees

Investor A	0.25%	N/A	0.25%	N/A	0.25%	N/A

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended October 31, 2023, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A

Defensive Advantage Emerging Markets	$134
Defensive Advantage International	132
Defensive Advantage U.S.	688

Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees

First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended October 31, 2023, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Class K	Total

Defensive Advantage Emerging Markets	$9	$11	$938	$958
Defensive Advantage International	11	11	995	1,017
Defensive Advantage U.S.	42	55	523	620

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended October 31, 2023, the Funds did not pay any amounts to affiliates in return for these services.

For the six months ended October 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Total

Defensive Advantage Emerging Markets	$—	$9	$ 9
Defensive Advantage International	—	1	1
Defensive Advantage U.S.	393	378	771

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Notes to Financial Statements (unaudited) (continued)

Other Fees: For the six months ended October 31, 2023, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Investor A

Defensive Advantage Emerging Markets	$29
Defensive Advantage U.S.	379

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended October 31, 2023, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager

Defensive Advantage Emerging Markets	$90
Defensive Advantage International	71
Defensive Advantage U.S.	27

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended October 31, 2023, there were no fees waived by the Manager pursuant to this arrangement.

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Investor A	Class K

Defensive Advantage Emerging Markets	0.86%	1.11%	0.81%
Defensive Advantage International	0.50	0.75	0.45
Defensive Advantage U.S.	0.48	0.73	0.43

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended October 31, 2023, amounts included in the Statements of Operations were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager

Defensive Advantage Emerging Markets	$124,728
Defensive Advantage International	113,386
Defensive Advantage U.S.	91,971

Fund Name	Administration Fees Waived

Defensive Advantage Emerging Markets	$ 2,037
Defensive Advantage International	2,160
Defensive Advantage U.S.	1,318

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific, transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended October 31, 2023, class specific expense waivers and/or reimbursements were as follows:

	Administration Fees Waived by the Manager-Class Specific

Fund Name	Institutional	Investor A	Class K	Total

Defensive Advantage Emerging Markets	$ —	$ —	$ 850	$ 850
Defensive Advantage International	—	—	936	936
Defensive Advantage U.S.	42	55	516	613

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific

Fund Name		Institutional	Investor A	Total

Defensive Advantage U.S.		$ 289	$ 242	$ 531

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as

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Notes to Financial Statements (unaudited) (continued)

securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may impose a discretionary liquidity fee of up to 2% of the value withdrawn, if such fee is determined to be in the best interests of the Money Market Series. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, Defensive Advantage U.S. retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Defensive Advantage U.S., pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

Pursuant to the current securities lending agreement, Defensive Advantage Emerging Markets and Defensive Advantage International each retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Defensive Advantage Emerging Markets and Defensive Advantage International each, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended October 31, 2023, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts

Defensive Advantage Emerging Markets	$4
Defensive Advantage International	4
Defensive Advantage U.S.	3

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended October 31, 2023, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended October 31, 2023, purchases and sales of investments, excluding short-term securities, were as follows:

Fund Name	Purchases	Sales

Defensive Advantage Emerging Markets	$10,023,958	$9,776,420
Defensive Advantage International	6,516,014	6,610,922
Defensive Advantage U.S.	4,292,387	3,968,546

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (unaudited) (continued)

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

Fund Name	Non-Expiring Capital Loss Carryforwards(a)

Defensive Advantage Emerging Markets	$(969,504)
Defensive Advantage International	(935,904)
Defensive Advantage U.S.	(322,128)

(a)	Amounts available to offset future realized capital gains.

As of October 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Defensive Advantage Emerging Markets	$9,784,157	$242,676	$(922,470)	$(679,794)
Defensive Advantage International	9,792,226	434,017	(729,170)	(295,153)
Defensive Advantage U.S.	6,246,373	398,762	(331,901)	66,861

9.	BANK BORROWINGS

The Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended October 31, 2023, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

46	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (unaudited) (continued)

or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

		Six Months Ended 10/31/23	Year Ended 04/30/23

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Defensive Advantage Emerging Markets
Institutional
Shares sold	130	$1,200	171	$1,500
Shares issued in reinvestment of distributions	2	18	2	15

	132	$1,218	173	$1,515

Investor A
Shares sold	1,282	$11,641	1,046	$9,602
Shares issued in reinvestment of distributions	8	73	25	220
Shares redeemed	—	—	(15)	(132)

	1,290	$11,714	1,056	$9,690

Class K
Shares sold	—	$—	2,045	$17,483
Shares issued in reinvestment of distributions	15	138	31	265
Shares redeemed	—	—	(331)	(2,916)

	15	$138	1,745	$14,832

	1,437	$13,070	2,974	$26,037

	Six Months Ended 10/31/23		Year Ended 04/30/23

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Defensive Advantage International
Institutional
Shares sold	124	$1,201	166	$1,500
Shares issued in reinvestment of distributions	3	30	379	3,371

	127	$1,231	545	$4,871

Investor A
Shares sold	478	$4,737	—	$—
Shares issued in reinvestment of distributions	6	60	—	—
Shares redeemed	(6)	(60)	—	—

	478	$4,737	—	$—

Class K
Shares sold	—	$—	8	$71
Shares issued in reinvestment of distributions	—	1	—	2

	—	$1	8	$73

	605	$5,969	553	$4,944

48	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 10/31/23		Year Ended 04/30/23

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Defensive Advantage U.S.
Institutional
Shares sold	657	$6,696	47,562	$458,055
Shares issued in reinvestment of distributions	106	1,096	779	7,515
Shares redeemed	(1,064)	(10,779)	(22,173)	(217,350)

	(301)	$(2,987)	26,168	$248,220

Investor A
Shares sold	15,647	$157,333	38,813	$375,420
Shares issued in reinvestment of distributions	121	1,250	528	5,073
Shares redeemed	(61)	(619)	(8,767)	(83,384)

	15,707	$157,964	30,574	$297,109

Class K
Shares sold	—	$—	7	$72
Shares issued in reinvestment of distributions	—	—	—	1

	—	$—	7	$73

	15,406	$154,977	56,749	$545,402

As of October 31, 2023, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Fund Name	Institutional	Investor A	Class K

Defensive Advantage Emerging Markets	10,330	10,312	1,012,325
Defensive Advantage International	10,912	10,517	1,032,433
Defensive Advantage U.S.	10,758	10,743	516,384

12.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following item was noted:

On December 1, 2023, all of the assets of Defensive Advantage International and Defensive Advantage U.S. were liquidated completely; the shares of any shareholders were redeemed at the NAV per share and the Funds were terminated.

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 18, 2023 (the “April Meeting”) and May 23-24, 2023 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Defensive Advantage U.S. Fund (“Defensive Advantage U.S. Fund”), BlackRock Defensive Advantage International Fund (“Defensive Advantage International Fund”) and BlackRock Defensive Advantage Emerging Markets Fund (“Defensive Advantage Emerging Markets Fund” and, together with the Defensive Advantage U.S. Fund and the Defensive Advantage International Fund, the “Funds” and, each individually, a “Fund”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor.

The Board also considered the approval to continue the sub-advisory agreement between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to the Defensive Advantage U.S. Fund (the “Defensive Advantage U.S. Fund Sub-Advisory Agreement”), the Defensive Advantage International Fund (the “Defensive Advantage International Fund Sub-Advisory Agreement”) and the Defensive Advantage Emerging Markets Fund (the “Defensive Advantage Emerging Markets Fund Sub-Advisory Agreement” and, together with the Defensive Advantage U.S. Fund Sub-Advisory Agreement and the Defensive Advantage International Fund Sub-Advisory Agreement, the “Sub-Advisory Agreements”).

The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

50	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements   (continued)

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.

The Board noted that the engagement of the Sub-Advisor with respect to the Funds facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.

B. The Investment Performance of the Funds and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2022, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, with respect to each Fund, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-year and since-inception periods reported, Defensive Advantage U.S. Fund ranked in the first and second quartiles, respectively, against its Morningstar Category.

The Board noted that for each of the one-year and since-inception periods reported, each of Defensive Advantage International Fund and Defensive Advantage Emerging Markets Fund ranked in the first quartile against its Morningstar Category.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T A N D S U B - A D V I S O R Y A G R E E M E N T S	51

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements   (continued)

The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for each Fund, and that BlackRock has explained its rationale for this belief to the Board.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds

The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2022 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that each of Defensive Advantage U.S. Fund’s, Defensive Advantage International Fund’s and Defensive Advantage Emerging Markets Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the pertinent Fund’s Expense Peers.

The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the pertinent Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

52	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements   (continued)

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2024, and the Defensive Advantage U.S. Fund Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Defensive Advantage U.S. Fund, the Defensive Advantage International Fund Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Defensive Advantage International Fund and the Defensive Advantage Emerging Markets Fund between the Manager and the Sub-Advisor with respect to the Defensive Advantage Emerging Markets Fund each for a one-year term ending June 30, 2024. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T A N D S U B - A D V I S O R Y A G R E E M E N T S	53

Additional Information

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

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Additional Information   (continued)

BlackRock Privacy Principles (continued)

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser	Distributor
BlackRock Advisors, LLC	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10001

Sub-Adviser	Independent Registered Public Accounting Firm
BlackRock International Limited	Deloitte & Touche LLP
Edinburgh, EH3 8BL	Boston, MA 02116
United Kingdom
Legal Counsel
Accounting Agent and Custodian	Sidley Austin LLP
State Street Bank and Trust Company	New York, NY 10019
Boston, MA 02114
Address of the Funds
Transfer Agent	100 Bellevue Parkway
BNY Mellon Investment Servicing (US) Inc.	Wilmington, DE 19809
Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	55

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

DEF-10/23-SAR

OCTOBER 31, 2023

2023 Semi-Annual Report (Unaudited)

BlackRock FundsSM

•	BlackRock Advantage Emerging Markets Fund
•	BlackRock Global Equity Market Neutral Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended October 31, 2023. Significantly tighter monetary policy helped to rein in inflation, as the annual increase in the Consumer Price Index declined to its long-term average of approximately 3% in October 2023. Meanwhile, real economic growth proved more resilient than many investors anticipated. A moderating labor market also helped ease inflationary pressure, although wages continued to grow and unemployment rates touched the lowest levels in decades before rising slightly. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were solid during the period, as the durability of consumer spending mitigated investors’ concerns about the economy’s trajectory. The U.S. economy continued to show strength, and growth further accelerated in the third quarter of 2023. However, equity returns were uneven, as the performance of a few notable technology companies supported gains among large-capitalization U.S. stocks, while small-capitalization U.S. stocks declined overall. Meanwhile, international developed market equities advanced, and emerging market equities posted solid gains.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period, but slowed and then paused its tightening later in the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for several pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again.

While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2023
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	1.39%	10.14%

U.S. small cap equities (Russell 2000® Index)	(5.29)	(8.56)

International equities (MSCI Europe, Australasia, Far East Index)	(7.88)	14.40

Emerging market equities (MSCI Emerging Markets Index)	(4.78)	10.80

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.63	4.77

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(9.70)	(3.25)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(6.13)	0.36

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.65)	2.64

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	0.02	6.23

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

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Fund Summary as of October 31, 2023	BlackRock Advantage Emerging Markets Fund

Investment Objective

BlackRock Advantage Emerging Markets Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended October 31, 2023, the Fund’s Institutional, Investor A and Class K Shares outperformed its benchmark, the MSCI Emerging Markets Index, while the Investor C Shares performed in line.

What factors influenced performance?

Emerging market (“EM”) equities finished the period lower, as investor skepticism about risk assets deepened. There was a notable recovery in early 2023 as inflationary pressures initially benefited commodity markets. However, as fears of a U.S. recession intensified, equities in commodity-driven markets came under pressure. Interest rate increases in the United States coupled with more hawkish commentary from the Fed as U.S. inflation in services and wages proved to be stickier than expected also weighed on EM equities. As the period progressed, investors shifted their attention to U.S.-China tensions, while a strong U.S. jobs report and slowing inflation contributed to a preference for developed markets over EM. Brazil was a standout performer as the country saw a sharp increase in growth expectations and softer inflation data which fueled rate cut expectations. Similarly, India drove gains as United States and European investors continued to see India as an alternative to China. Asia led losses as concerns about the property sector and ongoing COVID-19 lockdowns weighed on China, and Korea and Taiwan also struggled amid global recessionary fears and continued information technology (“IT”) sector weakness. Commodity outperformance provided a tailwind for Latin America and for parts of Europe, the Middle East, and Africa, but parts of Eastern Europe continued to struggle as the Russian invasion of Ukraine continued and high inflation rates persisted. Although commodities performed well as output cuts by the Organization of the Petroleum Exporting Countries (“OPEC+”) drove oil prices higher, policy themes ultimately put pressure on emerging market equities with materials, real estate and communication stocks the most notable laggards. Value stocks proved more resilient than growth during the period.

Sentiment measures drove positive contributions to the Fund’s performance, as they were able to correctly capture emerging market themes. Insights designed to track analyst, broker and informed investor views successfully positioned the portfolio around the China reopening theme. This was most observable from the Fund’s overweight allocation to onshore Chinese equities in the consumer discretionary sector. Other consumer intent-related sentiment measures evaluating mobile application usage and downloads also helped correctly position the portfolio.

Elsewhere, defensive quality measures performed well amid broader market stability concerns stemming from developed market banking turmoil. Insights with a preference for lower volatility as well as those designed to evaluate company financing ability performed best amid a broader market focus on the financial health of businesses. Other nontraditional quality measures also benefited performance. Measures evaluating green patents helped motivate successful positioning across utilities stocks.

Conversely, despite strong contributions from stock selection insights, broader macro positioning detracted from performance. In an effort to fund overweight positions to Taiwan IT stocks, the portfolio was underweight in Korean IT stocks which outperformed as Asian technology stocks broadly benefited from supportive Chinese policy. Also, despite positive contributions from the Fund’s broader positioning in China onshore equities, China-specific consumer indication insights detracted, as did text-based measures tracking companies exposed to the country’s clean energy transition.

The Fund’s cash balance was 5.5% at period end and averaged 5.7% for the period. The cash balance did not materially affect relative performance during the period.

Describe recent portfolio activity.

Over the course of the reporting period, the portfolio maintained a balanced allocation of risk across all major return drivers. There were, however, several new signals added within the stock selection model. The Fund built upon its alternative data capabilities with enhanced data sets that capture informed investor positioning as well as news flow. Additionally, the Fund added to its complex of consumer intent insights with a measure that looks toward social media activity as a measure of potential revenue growth.

Describe portfolio positioning at period end.

Relative to the benchmark, the Fund ended the reporting period with largely neutral positioning from a sector and country perspective. The Fund had slight overweight positions in the IT and consumer discretionary sectors, and maintained slight underweights in financials and utilities. From a geographical perspective, the Fund had a slight overweight position to Taiwan and maintained a slight underweight position to India.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

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Fund Summary as of October 31, 2023 (continued)	BlackRock Advantage Emerging Markets Fund

Performance

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	(4.20)%	12.71%	N/A	0.76%	N/A	(0.88)%	N/A

Investor A	(4.38)	12.38	6.48%	0.47	(0.61)%	(1.14)	(1.67)%

Investor C	(4.81)	11.53	10.53	(0.30)	(0.30)	(1.73)	(1.73)

Class K	(4.19)	12.77	N/A	0.81	N/A	(0.85)	N/A

MSCI Emerging Markets Index(c)	(4.78)	10.80	N/A	1.59	N/A	1.19	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Emerging Markets Long/Short Equity Fund.

(c)	An index that captures large- and mid-cap representation across emerging markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical 5% Return
	Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
Institutional	$1,000.00	$958.00	$4.17		$1,000.00	$1,020.88	$4.30		0.85%
Investor A	1,000.00	956.20	5.64		1,000.00	1,019.37	5.82		1.15
Investor C	1,000.00	951.90	9.30		1,000.00	1,015.60	9.61		1.90
Class K	1,000.00	958.10	3.97		1,000.00	1,021.08	4.10		0.81

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Net Assets
China	28.8%
Taiwan	16.9
India	11.9
South Korea	9.1
Brazil	7.3
United States	6.0
Malaysia	4.0
Saudi Arabia	3.0
Thailand	2.6
Poland	2.3
Chile	2.2
South Africa	1.4
Other#	4.2
Other Assets Less Liabilities	0.3

#	Includes holdings within countries/geographic regions that are less than 1.0% of net assets. Please refer to the Schedule of Investments for such countries/geographic regions.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2023	BlackRock Global Equity Market Neutral Fund

Investment Objective

BlackRock Global Equity Market Neutral Fund’s (the “Fund”) investment objective is to seek total return over the long term.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended October 31, 2023, all of the Fund’s share classes outperformed its benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index.

What factors influenced performance?

The market environment was volatile as early gains mostly eroded over the last few months of the reporting period. Initially, the market was able to shrug off concerns around the banking crisis in March and April 2023 due to broader excitement around artificial intelligence (“AI”) and technology stocks. This ultimately drove markets to fresh highs in July 2023, before correcting into period-end. Persistently high inflation, led by wage growth, ran against the prevailing “soft-landing” narrative as the market began to reevaluate the impact of “higher-for-longer” interest rates with policy makers reiterating a hawkish stance. This led to a rotation in market leadership in the third quarter of 2023, following a path similar to that seen in 2022 as both stocks and bonds declined. Amid the sharp rise in longer-term rates, value stock performance proved more resilient relative to growth.

The Fund performed well against this backdrop, providing positive absolute returns led by security selection, notably fundamental value insights which benefited from the move higher in rates. More traditional measures of valuation, such as comparing stocks across sales, earnings yield, and research and development expenditures performed best. These measures also helped motivate long exposure to domestically oriented Japanese stocks that were most exposed to an expected policy normalization by the Bank of Japan. Within fundamentals insights, contrarian quality measures that evaluate the sustainability of earnings and financial stability performed well via a negative stance towards expensive information technology stocks. As these stocks struggled during the summer months with the AI-trade retreating, the Fund performed well through short positions in those companies. Additionally, a preference towards lower volatility stocks performed well amid rising market turbulence.

Sentiment insights were also broadly additive led by gains from insights capturing the positioning of informed investors. This was particularly effective across the short book via a negative stance towards healthcare equipment and service providers and coincided with news flow around the health benefits of GLP1 weight loss drugs. Elsewhere, insights were more mixed with text-based measures tracking the views of analysts and management struggling against the shifting market backdrop.

While stock selection drove gains, macro-related insights and positioning struggled for traction during the period. Notably, top-down positioning proved overly cyclical for the evolving backdrop in August, September and October 2023. These measures motivated a slight net long posture, initiated in June 2023 and maintained until period-end, which detracted against the market decline during the July through October period.

Similarly, industry selection struggled through a preference for consumer cyclicals, such as airlines and home builders, which came under pressure amid rising economic concerns. Style timing models partially offset the weakness having reflected a preference for value relative to growth.

The Fund was fully invested throughout the reporting period. The Fund’s cash exposure had no material impact on performance, as cash was principally held in conjunction with the Fund taking long and short positions via the use of derivatives, such as total return swap contracts.

Describe recent portfolio activity.

Over the course of the period, the portfolio maintained a balanced allocation of risk across all major return drivers. There were, however, several new signals added within the stock selection group of insights. The Fund developed a new insight to identify firms that are leading the market in development, deployment and monetization of AI capabilities. This included capturing hiring trends for skills associated with AI as well as executive comments highlighting capabilities over the past several years. Additionally, the Fund developed a new insight capturing trends around GLP-1 weight loss drugs to better understand the impact on firms across sectors.

Describe portfolio positioning at period end.

Macro insights continued to point to lack of a near-term recession risk while a style timing model based on interest rates suggests that the aggressive upward move in longer-term rates may be over. In combination, this supported a more positive outlook for equities, justifying a slight net long posture of around 6%.

As a result, the Fund had increased dividend yield exposure while selling volatility and covering growth (duration). Along the sector dimension the Fund had increased its long exposure to IT, which sits alongside a retained soft-landing/pro-value stance via long exposure to industrials and consumer discretionary.

The short side continued to express concerns around the overall impact of current high interest rate levels (as opposed to the direction of rates). This was underpinned by a negative stance with respect to financials, real estate and utilities. There also remained a negative view towards economies where consumers tend to be more sensitive to rising rates, such as the Nordic countries as well as Canada and Australia. In contrast, improving views from stock selection insights resulted in the Fund having shifted positioning in the United Kingdom to a long stance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2023 (continued)	BlackRock Global Equity Market Neutral Fund

Performance

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	6.67%	13.77%	N/A	2.98%	N/A	2.40%	N/A

Investor A	6.61	13.54	7.58%	2.71	1.60%	2.14	1.59%

Investor C	6.10	12.65	11.65	1.93	1.93	1.53	1.53

Class K	6.71	13.88	N/A	3.02	N/A	2.45	N/A

ICE BofA 3-Month U.S. Treasury Bill Index(c)	2.63	4.77	N/A	1.78	N/A	1.16	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

Under normal circumstances, the Fund invests at least 80% of its total assets in equity instruments and related derivative instruments issued by, or tied economically to, companies located in developed markets.

(c)

An unmanaged index that measures returns of 3-month Treasury Bills. On March 1, 2021, the Fund began to track the 4pm pricing variant of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Historical index data prior to March 1, 2021, is for the 3pm pricing variant of the lndex. Index data on and after March 1, 2021 is for the 4pm pricing variant of the Index.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical 5% Return
	Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,066.70	$6.97		$1,000.00	$1,018.39	$6.80		1.34%
Investor A	1,000.00	1,066.10	8.26		1,000.00	1,017.14	8.07		1.59
Investor C	1,000.00	1,061.00	12.13		1,000.00	1,013.37	11.85		2.34
Class K	1,000.00	1,067.10	6.71		1,000.00	1,018.65	6.55		1.29

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

GEOGRAPHIC ALLOCATION
	Percent of Total Investments(a)

Country/Geographic Region	Long	Short	Total
United States	29.2%	27.5%	56.7%
Japan	8.3	7.7	16.0
United Kingdom	2.6	1.9	4.5
Canada	1.7	2.1	3.8
Germany	1.7	0.8	2.5
Australia	1.2	1.2	2.4
France	1.1	1.3	2.4
Switzerland	0.7	1.1	1.8
Sweden	0.3	1.1	1.4
Netherlands	0.3	1.0	1.3
Other#	3.6	3.6	7.2

	50.7%	49.3%	100.0%

(a)	Total investments include the gross values of long and short equity securities of the underlying derivative contracts utilized by the Fund and exclude short-term securities.

#	Includes holdings within countries/geographic regions that are less than 1.0% of net assets. Please refer to the Schedule of Investments for such countries/geographic regions.

F U N D S U M M A R Y	7

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance of BlackRock Global Equity Market Neutral Fund shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. Class K Shares performance of BlackRock Advantage Emerging Markets Fund shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

8	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2023	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.5%
BHP Group Ltd., Class DI	14,874	$423,985

Brazil — 6.0%
Ambev SA	287,347	732,936
Ambev SA, ADR	79,252	200,508
Banco Bradesco SA, ADR	42,589	118,823
Cielo SA	851,442	594,452
Cogna Educacao SA(a)	1,577,270	750,820
NU Holdings Ltd., Class A(a)	4,588	37,622
Odontoprev SA	53,757	111,315
Qualicorp Consultoria e Corretora de Seguros SA	80,003	45,541
Telefonica Brasil SA	7,450	66,849
Vale SA	62,655	857,479
Vale SA, ADR	34,166	468,416
XP, Inc., Class A	38,610	772,200
YDUQS Participacoes SA	11,940	41,989

		4,798,950

Chile — 2.1%
Banco de Chile	562,263	57,753
Banco de Chile, ADR	3,157	64,655
Banco Santander Chile	815,806	35,556
Banco Santander Chile, ADR	10,835	188,529
Cencosud SA	312,042	505,543
Empresas Copec SA	9,089	60,170
Enel Americas SA(a)	817,744	84,073
Latam Airlines Group SA	28,976,839	226,635
Sociedad Quimica y Minera de Chile SA, ADR	8,732	422,629

		1,645,543

China — 28.8%
Alibaba Group Holding Ltd.(a)	268,820	2,767,522
Baidu, Inc., Class A(a)	26,992	354,373
Bilibili, Inc., Class Z(a)	2,360	31,666
BOE Technology Group Co. Ltd., Class A	1,401,700	748,811
BYD Co. Ltd., Class A	24,300	790,272
China Lesso Group Holdings Ltd.(a)	389,000	208,882
China Longyuan Power Group Corp. Ltd., Class H	62,000	52,485
China Merchants Bank Co. Ltd., Class H	199,000	754,865
China Pacific Insurance Group Co. Ltd., Class H	103,000	253,727
China Petroleum & Chemical Corp., Class H	1,394,000	712,944
China State Construction Engineering Corp. Ltd., Class A	30,700	21,655
CSPC Pharmaceutical Group Ltd.	452,000	394,808
Goldwind Science & Technology Co. Ltd., Class H	465,200	221,958
Gree Electric Appliances, Inc. of Zhuhai, Class A	165,500	765,061
Hisense Home Appliances Group Co. Ltd., Class H	109,000	300,031
Huayu Automotive Systems Co. Ltd., Class A	27,400	65,495
Industrial & Commercial Bank of China Ltd., Class H	480,000	230,037
JD.com, Inc., Class A	85,210	1,083,288
Kingsoft Corp. Ltd.	15,200	53,040
Kuaishou Technology(a)(b)	7,600	48,943
Kweichow Moutai Co. Ltd., Class A	4,200	964,074
Meituan, Class B(a)(b)	107,780	1,527,782
NetEase, Inc.	57,870	1,238,508
PetroChina Co. Ltd., Class A	273,000	265,044
PetroChina Co. Ltd., Class H	1,017,700	664,268
Ping An Insurance Group Co. of China Ltd., Class H	218,000	1,105,800
Poly Property Services Co. Ltd., Class H	71,200	279,425
RiseSun Real Estate Development Co. Ltd., Class A(a)	1	—
SAIC Motor Corp. Ltd., Class A	385,500	762,856
Shandong Gold Mining Co. Ltd., Class H(b)	81,750	153,153

Security	Shares	Value

China (continued)
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	204,300	$297,216
Tencent Holdings Ltd.	100,300	3,711,976
Trip.com Group Ltd.(a)	7,100	241,979
Tsingtao Brewery Co. Ltd., Class H	66,000	500,513
Weichai Power Co. Ltd., Class H	38,000	56,879
Xiabuxiabu Catering Management China Holdings Co. Ltd.(b)	912,500	339,348
Xiaomi Corp., Class B(a)(b)	218,800	392,313
Yum China Holdings, Inc.	5,172	271,840
ZTE Corp., Class A	57,500	204,904

		22,837,741

Greece — 0.5%
Hellenic Telecommunications Organization SA	25,020	350,690
OPAP SA	3,348	56,709

		407,399

Hong Kong — 0.1%
Sun Art Retail Group Ltd.	381,000	80,433

India — 11.9%
APL Apollo Tubes Ltd.	3,282	61,719
Axis Bank Ltd.	3,383	39,919
Bajaj Finance Ltd.	7,030	632,836
Birlasoft Ltd.	115,994	763,646
HDFC Bank Ltd.	59,726	1,059,810
ICICI Bank Ltd.	114,375	1,258,331
ICICI Bank Ltd., ADR	8,222	182,446
IndusInd Bank Ltd.	15,252	264,218
Infosys Ltd.	6,745	110,927
Kotak Mahindra Bank Ltd.	50,039	1,046,057
L&T Finance Holdings Ltd.	102,200	163,257
Larsen & Toubro Ltd.	8,427	296,554
Reliance Industries Ltd.	33,138	911,221
Shree Cement Ltd.	2,305	710,430
Syngene International Ltd.(b)	33,519	273,941
Tata Consultancy Services Ltd.	18,048	730,648
Triveni Turbine Ltd.(a)	78,114	337,013
Voltas Ltd.	7,805	78,541
Zydus Lifesciences Ltd.	80,813	556,853

		9,478,367

Indonesia — 0.5%
Perusahaan Gas Negara Tbk PT	4,858,200	384,106

Kuwait — 0.5%
Kuwait Finance House KSCP	149,509	330,770
National Bank of Kuwait SAKP	35,509	100,659

		431,429

Malaysia — 4.0%
CIMB Group Holdings Bhd	713,700	855,082
IHH Healthcare Bhd	306,600	385,946
Malayan Banking Bhd	314,600	595,713
Petronas Dagangan Bhd	19,000	91,162
Press Metal Aluminium Holdings Bhd	179,900	185,958
Public Bank Bhd	1,060,800	926,504
YTL Power International Bhd	286,600	127,017

		3,167,382

Peru — 0.3%
Southern Copper Corp.	3,112	220,641

Poland — 2.3%
Bank Polska Kasa Opieki SA	4,944	150,234
Budimex SA	438	49,031
Jastrzebska Spolka Weglowa SA(a)	14,148	168,072

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Poland (continued)
KGHM Polska Miedz SA	5,389	$143,807
Powszechna Kasa Oszczednosci Bank Polski SA(a)	7,609	78,820
Powszechny Zaklad Ubezpieczen SA	74,727	845,602
Santander Bank Polska SA(a)	3,378	366,874

		1,802,440

Qatar — 0.8%
Ooredoo QPSC	98,002	265,829
Qatar National Bank QPSC	89,345	364,869

		630,698

Russia(c) — 0.0%
Alrosa PJSC	1,407,496	151
LUKOIL PJSC	23,527	3
Novatek PJSC	29,650	3

		157

Saudi Arabia — 3.0%
Al Rajhi Bank	7,794	139,517
Saudi Arabian Mining Co.(a)	24,163	231,511
Saudi Arabian Oil Co.(b)	15,365	136,508
Saudi Basic Industries Corp.	41,071	843,978
Saudi Telecom Co.	100,329	1,027,781

		2,379,295

South Africa — 1.4%
MultiChoice Group(a)	71,778	268,857
Standard Bank Group Ltd.	83,918	823,488

		1,092,345

South Korea — 9.1%
AMOREPACIFIC Group	8,471	179,952
Cheil Worldwide, Inc.	25,915	381,581
CJ Logistics Corp.	4,627	260,137
Daewoo Engineering & Construction Co. Ltd.(a)	7,438	21,700
GS Retail Co. Ltd.	9,554	172,110
HL Mando Co. Ltd.	17,617	429,029
Hugel, Inc.(a)	4,478	472,440
Hyundai Mobis Co. Ltd.	773	119,710
KCC Corp.	1,886	332,399
Kia Corp.	15,500	885,537
Kolon Industries, Inc.	777	25,100
LG Chem Ltd.	531	174,031
LX International Corp.	3,773	69,680
NAVER Corp.	1,089	152,246
POSCO Holdings, Inc.	875	267,860
Samsung Electronics Co. Ltd.	53,737	2,674,753
Samsung SDI Co. Ltd.	630	199,480
SeAH Besteel Holdings Corp.	1,631	26,348
SK Hynix, Inc.	2,533	219,971
SK Innovation Co. Ltd.(a)	1,132	103,130
S-Oil Corp.	513	25,318

		7,192,512

Taiwan — 16.9%
Asustek Computer, Inc.	8,000	83,881
Chunghwa Telecom Co. Ltd.	203,000	726,038
Elan Microelectronics Corp.	155,000	690,958
Elite Material Co. Ltd.	18,000	200,843
FLEXium Interconnect, Inc.	29,000	74,797
Getac Holdings Corp.	91,000	204,060
Gourmet Master Co. Ltd.	107,000	321,492
Hon Hai Precision Industry Co. Ltd.	332,000	990,925
Hon Hai Precision Industry Co. Ltd., GDR, Registered Shares	3,405	19,995

Security	Shares	Value

Taiwan (continued)
ITE Technology, Inc.	23,000	$115,959
Lite-On Technology Corp.	78,000	242,854
Makalot Industrial Co. Ltd.	41,000	458,890
MediaTek, Inc.	47,000	1,226,669
Phison Electronics Corp.	53,000	764,959
Poya International Co. Ltd.	33,420	513,747
President Chain Store Corp.	4,000	31,817
Primax Electronics Ltd.	326,000	696,248
Quanta Computer, Inc.	27,000	159,416
Taiwan Semiconductor Manufacturing Co. Ltd.	306,000	4,997,747
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,581	568,006
Tripod Technology Corp.	31,000	158,708
Visual Photonics Epitaxy Co. Ltd.	11,000	50,160
Win Semiconductors Corp.	29,000	129,644

		13,427,813

Thailand — 2.6%
Bangchak Corp. PCL, NVDR	401,800	461,460
Bangkok Dusit Medical Services PCL, NVDR	1,143,900	843,242
PTT Exploration & Production PCL, NVDR	174,900	798,738

		2,103,440

Turkey — 0.6%
Migros Ticaret A/S	42,247	503,785

United Arab Emirates — 0.4%
First Abu Dhabi Bank PJSC	87,306	301,399

United States — 1.0%
Genpact Ltd.	22,809	765,014

Total Common Stocks — 93.3% (Cost: $78,012,359)		74,074,874

Preferred Securities

Preferred Stocks — 1.3%

Brazil — 1.2%
Azul SA(a)	60,316	154,087
Banco Bradesco SA	81,859	227,145
Braskem SA, Series A(a)	137,417	438,001
Petroleo Brasileiro SA	24,879	171,428

		990,661

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA Class B	1,767	85,573

Total Preferred Securities — 1.3% (Cost: $1,431,907)		1,076,234

Total Long-Term Investments — 94.6% (Cost: $79,444,266)		75,151,108

10	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 5.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.24%(d)(e)	4,027,241	$4,027,241
SL Liquidity Series, LLC, Money Market Series, 5.53%(d)(e)(f)	8,989	8,992

Total Short-Term Securities — 5.1% (Cost: $4,036,225)		4,036,233

Total Investments — 99.7% (Cost: $83,480,491)		79,187,341

Other Assets Less Liabilities — 0.3%		203,743

Net Assets — 100.0%		$79,391,084

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$4,592,936	$—	$(565,695	)(a)	$—	$—	$4,027,241	4,027,241	$100,848		$—
SL Liquidity Series, LLC, Money Market Series	8,990	—	—		—	2	8,992	8,989	202	(b)	—

					$—	$2	$4,036,233		$101,050		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	86	12/15/23	$3,953	$(242,454)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$242,454	$—	$—	$—	$242,454

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Advantage Emerging Markets Fund

For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(40,638)	$—	$—	$—	$(40,638)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(328,236)	$—	$—	$—	$(328,236)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,348,455

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$423,985	$—	$423,985
Brazil	4,798,950	—	—	4,798,950
Chile	1,468,161	177,382	—	1,645,543
China	271,840	22,565,901	—	22,837,741
Greece	—	407,399	—	407,399
Hong Kong	—	80,433	—	80,433
India	182,446	9,295,921	—	9,478,367
Indonesia	—	384,106	—	384,106
Kuwait	—	431,429	—	431,429
Malaysia	91,162	3,076,220	—	3,167,382
Peru	220,641	—	—	220,641
Poland	—	1,802,440	—	1,802,440
Qatar	630,698	—	—	630,698
Russia	—	—	157	157
Saudi Arabia	—	2,379,295	—	2,379,295
South Africa	1,092,345	—	—	1,092,345
South Korea	—	7,192,512	—	7,192,512
Taiwan	568,006	12,859,807	—	13,427,813
Thailand	—	2,103,440	—	2,103,440
Turkey	503,785	—	—	503,785
United Arab Emirates	301,399	—	—	301,399
United States	765,014	—	—	765,014
Preferred Securities
Preferred Stocks
Brazil	990,661	—	—	990,661
Chile	—	85,573	—	85,573
Short-Term Securities
Money Market Funds	4,027,241	—	—	4,027,241

	$15,912,349	$63,265,843	$157	79,178,349

Investments Valued at NAV(a)				8,992

				$79,187,341

12	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(242,454)	$—	$—	$(242,454)

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) October 31, 2023	BlackRock Global Equity Market Neutral Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

United Kingdom — 0.1%
ARM Holdings PLC(a)	17,519	$863,512

United States — 6.4%
Citigroup, Inc.	255,000	10,069,950
Invesco S&P 500 Equal Weight ETF	269,746	36,639,599
Klaviyo, Inc., Class A(a)	6,918	197,094
Maplebear, Inc.	2,814	69,309
Netflix, Inc.(a)	27,000	11,115,630
Palantir Technologies, Inc., Class A(a)	4	59
Procter & Gamble Co.	74,000	11,102,220
RayzeBio, Inc.	393	7,624

		69,201,485

Total Common Stocks — 6.5% (Cost: $77,617,463)		70,064,997

Preferred Securities

Preferred Stocks — 0.4%(b)

United States — 0.4%
AliphCom
Series 6, (Acquired 12/15/15, Cost: $—)(c)	8,264	—
Series 8	823,530	8
Illumio, Inc., Series C, (Acquired 03/10/15, Cost: $1,500,001)(c)	466,730	3,990,542

		3,990,550

Total Preferred Securities — 0.4% (Cost: $3,250,011)		3,990,550

	Par (000)

U.S. Treasury Obligations
U.S. Treasury Floating Rate Notes(d)
(3-mo.Treasury money market yield + 0.14%), 5.54%, 10/31/24	$34,540	34,575,278
(3-mo.Treasury money market yield + 0.17%), 5.55%, 10/31/25	6,927	6,927,856
(3-mo.Treasury money market yield + 0.20%), 5.58%, 01/31/25	20,175	20,208,886

Total U.S. Treasury Obligations — 5.7% (Cost: $61,619,378)		61,712,020

Total Long-Term Investments — 12.6% (Cost: $142,486,852)		135,767,567

	Shares

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.24%(e)(f)	2,097,797	2,097,797

Security	Par (000)	Value

U.S. Treasury Obligations — 88.3%
U.S. Treasury Bills(g)
5.38%, 11/02/23	$68,000	$67,990,077
5.42%, 11/07/23 - 12/14/23	230,565	229,674,159
5.43%, 11/14/23	172,285	171,955,965
5.45%, 11/16/23 - 01/25/24	93,165	92,877,800
5.41%, 11/21/23 - 11/28/23	98,800	98,466,318
5.49%, 11/24/23 - 01/18/24	96,085	95,323,736
5.48%, 12/05/23	8,845	8,800,800
5.50%, 12/26/23	7,680	7,617,549
5.52%, 01/02/24 - 01/16/24(h)	34,485	34,160,702
5.46%, 01/11/24 - 01/23/24	30,000	29,673,901
5.53%, 01/30/24	34,766	34,303,286
5.54%, 02/06/24 - 02/20/24	33,140	32,629,894
5.51%, 02/22/24	1,885	1,853,552
5.58%, 04/04/24	9,350	9,135,984
5.47%, 04/18/24	6,625	6,459,381
5.21%, 06/13/24	2,335	2,259,441
U.S. Treasury Floating Rate Notes(d)
(3-mo.Treasury money market yield - 0.02%), 5.37%, 01/31/24	20,365	20,366,614
(3-mo.Treasury money market yield - 0.08%), 5.31%, 04/30/24	4,885	4,884,066

		948,433,225

Total Short-Term Securities — 88.5% (Cost: $950,515,004)		950,531,022

Total Investments — 101.1% (Cost: $1,093,001,856)		1,086,298,589

Liabilities in Excess of Other Assets — (1.1)%		(11,757,121)

Net Assets — 100.0%		$1,074,541,468

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,990,542, representing 0.4% of its net assets as of period end, and an original cost of $1,500,001.

(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	Rates are discount rates or a range of discount rates as of period end.
(h)	When-issued security.

14	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,420,426	$677,371	(a)	$—	$—	$—	$2,097,797	2,097,797	$104,473	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	252	12/15/23	$53,074	$33,250
S&P 500 Annual Dividend Index	161	12/20/24	2,777	(14,335)
S&P 500 Annual Dividend Index	164	12/19/25	2,714	(47,414)

				(28,499)

Short Contracts
CBOE Volatility Index	156	11/15/23	2,828	53,425

				$24,926

OTC Total Return Swaps — Future

Reference Entity	Fixed Amount Paid (Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Nikkei Dividend Future December 2023	JPY	254774000	BNP Paribas SA	04/01/24	JPY	1,682	$7,844	$—	$7,844
Nikkei Dividend Future December 2023	JPY	149280000	BNP Paribas SA	04/01/24	JPY	985	3,642	—	3,642
FTSE 100 Dividend Index Future December 2024	GBP	812913.8	Morgan Stanley & Co. International PLC	12/19/24	GBP	986	8,654	—	8,654
Euro Stoxx 50 Index Dividend Future December 2024	EUR	1613683.96	Morgan Stanley & Co. International PLC	12/20/24	EUR	1,706	21,401	—	21,401
Euro Stoxx 50 Index Dividend Future December 2024	EUR	932049.72	Morgan Stanley & Co. International PLC	12/20/24	EUR	985	13,036	—	13,036
FTSE 100 Dividend Index Future December 2024	GBP	336911.04	Morgan Stanley & Co. International PLC	12/20/24	GBP	409	3,587	—	3,587
FTSE 100 Dividend Index Future December 2024	GBP	1040937.35	Morgan Stanley & Co. International PLC	12/20/24	GBP	1,263	(3,213)	—	(3,213)
Nikkei Dividend Future December 2024	JPY	249960000	BNP Paribas SA	04/01/25	JPY	1,650	10,292	—	10,292
Nikkei Dividend Future December 2024	JPY	155000000	BNP Paribas SA	04/01/25	JPY	1,023	14,514	—	14,514
FTSE 100 Dividend Index Future December 2025	GBP	1405851.88	Morgan Stanley & Co. International PLC	12/18/25	GBP	1,706	(19,727)	—	(19,727)
FTSE 100 Dividend Index Future December 2025	GBP	809642.82	Morgan Stanley & Co. International PLC	12/18/25	GBP	982	(9,648)	—	(9,648)

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

OTC Total Return Swaps — Future (continued)

Reference Entity	Fixed Amount Paid (Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Euro Stoxx 50 Index Dividend Future December 2025	EUR	1622106.72	Morgan Stanley & Co. International PLC	12/19/25	EUR	1,715	$(4,229)	$—	$(4,229)
Euro Stoxx 50 Index Dividend Future December 2025	EUR	926218.05	Morgan Stanley & Co. International PLC	12/19/25	EUR	979	416	—	416

							$46,569	$—	$46,569

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long/Short	Monthly	Bank of America N.A.(b)	02/15/28	$641,430	$(399,149	)(c)	$325,220	67.6%

	Monthly	Bank of America N.A.(d)	02/15/28	(11,691,029)	(59,759	)(e)	(11,848,945)	85.7

	Monthly	BNP Paribas SA(f)	03/21/25 – 04/14/25	(11,898,436)	(545,708	)(g)	(11,839,023)	107.9

	Monthly	BNP Paribas SA(h)	03/17/25 – 06/09/25	(2,169,266)	2,404,723	(i)	398,239	33.8

	Monthly	Goldman Sachs Bank USA(j)	08/19/26	(1,118,767)	(893,247	)(k)	(1,632,279)	79.5

	Monthly	Goldman Sachs Bank USA(l)	08/09/24 – 08/19/26	(12,183,321)	(1,878,182	)(m)	(13,712,368)	118.3

	Monthly	UBS AG(n)	04/18/28	(11,870,883)	(662,436	)(o)	(12,389,166)	81.1

	Monthly	UBS AG(p)	05/11/26 – 06/07/28	(135,019)	(46,336	)(q)	69,873	32.8

					$(2,080,094)		$(50,628,449)

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(82,939) of net dividends and financing fees.
(e)	Amount includes $98,157 of net dividends and financing fees.
(g)	Amount includes $(605,121) of net dividends and financing fees.
(i)	Amount includes $(162,782) of net dividends and financing fees.
(k)	Amount includes $(379,735) of net dividends and financing fees.
(m)	Amount includes $(349,135) of net dividends and financing fees.
(o)	Amount includes $(144,153) of net dividends and financing fees.
(q)	Amount includes $(251,228) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

Range:	(b) 0-1,610 basis points	(d) 0-150 basis points	(f) 0-2,100 basis points
Benchmarks:

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

Bank of Canada Overnight Rate Target (CABROVER)

CHF - Swiss Average Rate O/N (SSARON)

DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - Overnight Index Average (HONIA)

ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - 1W Norway Interbank Offer Rate (NIBOR)

SEK - 1W Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Bank Funding Rate (OBFR01)

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

Bank of Canada Overnight Rate Target (CABROVER)

CHF - Swiss Average Rate O/N (SSARON)

DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - Overnight Index Average (HONIA)

ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - 1W Norway Interbank Offer Rate (NIBOR)

SEK - 1W Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Bank Funding Rate (OBFR01)

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

Bank of Canada Overnight Rate Target (CABROVER)

CHF - Swiss Average Rate O/N (SSARON)

DKK - Annualized Overnight Deposit MID Rate

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - Overnight Index Average (HONIA)

ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)

JPY - 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

NZD - 1D New Zealand Official Overnight Deposit Rate (NZOCO)

SEK - 1W Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Bank Funding Rate (OBFR01)

16	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

OTC Total Return Swaps (continued)

(h)	(j)	(l)
0-868 basis points	0-1,414 basis points	0-2,000 basis points

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

Bank of Canada Overnight Rate Target (CABROVER)

CHF - Swiss Average Rate O/N (SSARON)

DKK - Annualized Overnight Deposit MID Rate

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - Overnight Index Average (HONIA)

ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)

JPY - 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

NZD - 1D New Zealand Official Overnight Deposit Rate (NZOCO)

SEK - 1W Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Bank Funding Rate (OBFR01)

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)

CHF - Swiss Average Rate O/N (SSARON)

DKK - Danish Tom/Next Reference Rate (DETNT/N)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - Overnight Index Average (HONIA)

ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

NZD - 1D New Zealand Official Overnight Deposit Rate (NZOCO)

SEK - 1D Overnight Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Fed Funds Effective Rate (FEDL01)

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)

CHF - Swiss Average Rate O/N (SSARON)

DKK - Danish Tom/Next Reference Rate (DETNT/N)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - Overnight Index Average (HONIA)

ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

SEK - 1D Overnight Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Fed Funds Effective Rate (FEDL01)

(n)	(p)
15-2,526 basis points	0-780 basis points

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)

DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - Overnight Index Average (HONIA)

ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

NZD - 1M New Zealand Bank Bill Rate (BBR)

SEK - TN Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Bank Funding Rate (OBFR01)

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)

DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - Overnight Index Average (HONIA)

ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

NZD - 1M New Zealand Bank Bill Rate (BBR)

SEK - TN Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Bank Funding Rate (OBFR01)

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date 02/15/28:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Abacus Group	66,569	$40,539	12.5%
Accent Group Ltd.	152,467	182,106	56.0
Alumina Ltd.	364,692	181,071	55.7
AMP Ltd.	327,590	218,270	67.1
Arena REIT	42,946	86,880	26.7
AUB Group Ltd.	10,586	182,056	56.0
Aussie Broadband Ltd.	8,426	20,992	6.5
Austal Ltd.	67,859	72,984	22.4
Bega Cheese Ltd.	94,973	167,965	51.6
Boral Ltd.	236,886	679,100	208.8
Charter Hall Long Wale REIT	28,003	53,798	16.5
Charter Hall Retail REIT	437,782	850,670	261.6
Charter Hall Social Infrastructure REIT	89,779	136,044	41.8
Credit Corp Group Ltd.	20,088	154,981	47.7
CSR Ltd.	245,015	876,011	269.4
Data#3 Ltd.	99,984	431,004	132.5
Downer EDI Ltd.	150,977	363,034	111.6
GrainCorp Ltd.	91,385	404,046	124.2
Growthpoint Properties Australia Ltd.	233,808	293,545	90.3
Johns Lyng Group Ltd.	17,634	68,650	21.1
Jumbo Interactive Ltd.	24,304	214,350	65.9
Light & Wonder, Inc., CDI, CDI	2	147	0.0
Monadelphous Group Ltd.	2,189	19,610	6.0
Nanosonics Ltd.	117,537	280,511	86.3
National Storage REIT	185,243	236,182	72.6
Netwealth Group Ltd.	19,615	159,375	49.0
NRW Holdings Ltd.	35,315	56,409	17.3
Nufarm Ltd.	14,093	39,059	12.0
oOh!media Ltd.	272,912	226,428	69.6
Perenti Ltd.	735,007	497,101	152.9
Perseus Mining Ltd.	237,576	253,840	78.1
Pinnacle Investment Management Group Ltd.	14,635	72,533	22.3
Premier Investments Ltd.	3,761	54,536	16.8
Ramelius Resources Ltd.	25,660	26,651	8.2
Region RE Ltd.	158,895	198,681	61.1
Regis Resources Ltd., Registered Shares	423,849	458,898	141.1
Ridley Corp. Ltd.	64,988	91,315	28.1
Silver Lake Resources Ltd.	445,249	292,864	90.1
SiteMinder Ltd.	23,517	60,971	18.7
Star Entertainment Grp Ltd.	1,511,357	510,231	156.9
Steadfast Group Ltd.	58,643	201,658	62.0
Technology One Ltd.	156,501	1,451,716	446.4
Ventia Services Group Pty Ltd.	254,355	444,267	136.6
Viva Energy Group Ltd.	202,476	364,602	112.1
Waypoint REIT Ltd.	253,731	342,673	105.4

		12,018,354

Austria
ams-OSRAM AG	78,660	285,109	87.7
ANDRITZ AG	21,835	1,003,164	308.4
AT&S Austria Technologie & Systemtechnik AG	1,266	31,739	9.7
IMMOFINANZ AG	16,544	332,466	102.2

Security	Shares	Value	% of Basket Value

Austria (continued)
Kontron AG	25,355	$510,554	157.0%
Raiffeisen Bank International AG	146,185	2,114,186	650.1
Telekom Austria AG, Class A	15,385	107,242	33.0
UNIQA Insurance Group AG	42,076	339,129	104.3
Vienna Insurance Group AG Wiener Versicherung Gruppe	16,632	445,318	136.9
Wienerberger AG	8,642	210,309	64.7

		5,379,216

Belgium
Barco NV	5,057	77,481	23.8
Etablissements Franz Colruyt NV	8,901	367,683	113.0
Montea NV	4,422	311,978	95.9
Proximus SADP	144,897	1,200,901	369.3
Shurgard Self Storage Ltd.	3,724	139,104	42.8

		2,097,147

Canada
AbCellera Biologics, Inc.	65,559	269,448	82.9
Advantage Energy Ltd.	21,164	156,407	48.1
Aecon Group, Inc.	106,312	797,162	245.1
Ag Growth International, Inc.	2,625	93,918	28.9
Artis REIT	47,537	215,055	66.1
Atco Ltd., Class I	22,114	577,429	177.6
Boralex, Inc.	18,379	348,777	107.2
Brookfield Reinsurance Ltd.	625	18,392	5.7
Canfor Corp.	57,560	599,879	184.5
Cardinal Energy Ltd.	26,255	143,125	44.0
Cargojet, Inc.	998	58,022	17.8
Centerra Gold, Inc.	56,279	291,100	89.5
Crombie REIT	44,451	397,981	122.4
CT REIT	14,840	138,081	42.5
Doman Building Materials Group Ltd.	12,906	63,800	19.6
DREAM Unlimited Corp., Class A	12,805	159,423	49.0
Dundee Precious Metals, Inc.	38,085	254,010	78.1
Enghouse Systems Ltd.	6,552	156,652	48.2
First Capital REIT	53,861	516,190	158.7
First National Financial Corp.	4,067	103,419	31.8
Fortuna Silver Mines, Inc.	95,949	274,328	84.4
Freehold Royalties Ltd.	33,720	354,004	108.9
H&R REIT	65,920	413,790	127.2
Interfor Corp.	38,148	479,358	147.4
Jamieson Wellness, Inc.	21,277	356,576	109.6
Kelt Exploration Ltd.	28,491	164,666	50.6
Laurentian Bank of Canada	13,752	255,620	78.6
Lundin Gold, Inc.	10,097	124,032	38.1
Major Drilling Group International, Inc.	22,174	119,763	36.8
Nexus Industrial REIT	3,556	16,999	5.2
North American Construction Group Ltd.	617	12,946	4.0
Novagold Resources, Inc.	67,859	241,061	74.1
Obsidian Energy Ltd.	14,996	129,444	39.8
Pason Systems, Inc.	42,006	410,345	126.2
Russel Metals, Inc.	28,625	725,412	223.1
Sandstorm Gold Ltd.	40,221	187,706	57.7
Seabridge Gold, Inc.	1,547	17,246	5.3
Secure Energy Services, Inc.	40,601	229,441	70.6
Silvercorp Metals, Inc.	19,003	43,005	13.2
SmartCentres REIT	18,196	287,616	88.4
Stelco Holdings, Inc.	55,368	1,581,671	486.3

18	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
Topaz Energy Corp.	52,835	$818,500	251.7%
Torex Gold Resources, Inc.	7,607	74,796	23.0

		12,676,595

Denmark
D/S Norden A/S	3,277	185,951	57.2
H Lundbeck A/S	88,292	461,014	141.7

		646,965

Egypt
Centamin PLC	527,016	530,428	163.1

Finland
Cargotec OYJ, Class B	9,742	383,799	118.0
Citycon OYJ	14,635	77,271	23.8
Kemira OYJ	267	4,315	1.3
Kojamo OYJ	11,426	97,434	30.0
Nokian Renkaat OYJ	31,103	234,771	72.2
Nordea Bank Abp	43,751	461,019	141.7
Uponor OYJ	15,065	455,617	140.1

		1,714,226

France
ALD SA	12,791	86,526	26.6
Beneteau SACA	5,534	66,649	20.5
CGG SA	476,228	336,436	103.4
Cie Plastic Omnium SE	52,359	587,319	180.6
Clariane SE	25,730	96,984	29.8
Etablissements Maurel et Prom SA	19,746	117,354	36.1
ICADE	43,491	1,418,691	436.2
JCDecaux SE	7,509	117,249	36.1
Nexity SA	6,534	91,128	28.0
Rubis SCA	32,500	706,280	217.2
Television Francaise 1 SA	141,353	994,253	305.7

		4,618,869

Germany
Atoss Software AG	2,145	452,351	139.1
Aurubis AG	5,814	478,748	147.2
Auto1 Group SE	8,570	50,346	15.5
Bank of Georgia Group PLC	21,885	889,611	273.5
Bilfinger SE	24,142	884,517	272.0
CompuGroup Medical SE & Co. KgaA	2,705	98,997	30.4
Deutsche Pfandbriefbank AG	25,107	167,622	51.5
Deutsche Wohnen SE	6,081	130,650	40.2
Deutz AG	158,014	639,205	196.5
Duerr AG	11,333	232,743	71.6
DWS Group GmbH & Co. KGaA	9,337	273,536	84.1
Elmos Semiconductor SE	2,279	149,271	45.9
Freenet AG	7,571	191,846	59.0
Grand City Properties SA	28,878	257,759	79.3
Hella GmbH & Co. KGaA	717	54,505	16.8
Hypoport SE	750	91,641	28.2
Krones AG	8,742	850,637	261.6
METRO AG	7,278	46,170	14.2
SAF-Holland SE	27,977	373,388	114.8
Salzgitter AG	9,120	227,451	69.9
Sirius Real Estate Ltd.	132,058	129,045	39.7
Suedzucker AG	28,464	430,416	132.3
SUESS MicroTec SE	3,085	53,300	16.4
TAG Immobilien AG	9,208	100,490	30.9
TBC Bank Group PLC	13,358	438,225	134.8
TUI AG	106,408	536,821	165.1
Uniper SE	3,813	19,601	6.0

Security	Shares	Value	% of Basket Value

Germany (continued)
United Internet AG	48,025	$996,609	306.4%
Vitesco Technologies Group AG	2,932	286,263	88.0

		9,531,764

Hong Kong
Fortune REIT	36,000	20,163	6.2

Ireland
Cimpress PLC	5,621	335,405	103.1
Glanbia PLC	2,005	31,499	9.7
Greencore Group PLC	151,722	166,625	51.3

		533,529

Israel
Alony Hetz Properties & Investments Ltd.	33,955	166,794	51.3
Delek Group Ltd.	4,017	442,258	136.0
Kornit Digital Ltd.	2,951	40,724	12.5
Plus500 Ltd.	4,256	73,334	22.6
Zim Integrated Shipping Services Ltd.	144,812	1,120,845	344.6

		1,843,955

Italy
Banca IFIS SpA	8,187	139,757	43.0
Banca Mediolanum SpA	2,002	16,317	5.0
Banca Popolare di Sondrio SpA	220,640	1,201,681	369.5
Brunello Cucinelli SpA	7,720	619,955	190.6
Buzzi SpA	22,752	601,319	184.9
Credito Emiliano SpA	19,975	161,672	49.7
De’ Longhi SpA	11,021	246,179	75.7
Hera SpA	126,218	354,432	109.0
Iren SpA	94,108	188,261	57.9
Maire Tecnimont SpA	48,897	227,110	69.8
OVS SpA	8,069	14,264	4.4
Piaggio & C SpA	46,348	124,376	38.2
PRADA SpA	12,100	72,902	22.4
RAI Way SpA	4,736	23,488	7.2
Sesa SpA	2,182	220,013	67.7
Unipol Gruppo SpA	37,144	200,865	61.8
Webuild SpA	245,912	442,315	136.0

		4,854,906

Japan
77 Bank Ltd.	17,600	397,302	122.2
Acom Co. Ltd.	70,000	166,629	51.2
Adastria Co. Ltd.	15,500	329,420	101.3
Aeon Delight Co. Ltd.	21,100	471,431	145.0
Ai Holdings Corp.	1,200	18,829	5.8
Aichi Steel Corp.	2,200	52,310	16.1
Ain Holdings, Inc.	15,300	438,264	134.8
Air Water, Inc.	5,600	71,550	22.0
Aisan Industry Co. Ltd.	27,700	221,540	68.1
Alfresa Holdings Corp.	19,600	314,607	96.7
Amano Corp.	7,000	144,468	44.4
Anicom Holdings, Inc.	59,600	218,998	67.3
Anritsu Corp.	145,300	1,094,777	336.6
Arcs Co. Ltd.	7,900	152,883	47.0
As One Corp.	2,400	77,471	23.8
Asanuma Corp.	2,300	54,973	16.9
Avex, Inc.	18,800	173,978	53.5
AZ-COM MARUWA Holdings, Inc.	17,000	236,451	72.7
Benefit One, Inc.	33,200	240,896	74.1
Benesse Holdings, Inc.	54,600	654,266	201.2
Bic Camera, Inc.	220,300	1,689,993	519.6
BML, Inc.	13,800	264,622	81.4

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Bunka Shutter Co. Ltd.	33,300	$284,283	87.4%
Canon Marketing Japan, Inc.	6,600	160,545	49.4
Cellebrite Di Ltd.	31,835	212,658	65.4
Chudenko Corp.	6,500	107,175	33.0
Chugin Financial Group, Inc.	34,400	277,789	85.4
Chugoku Marine Paints Ltd.	29,600	271,319	83.4
Citizen Watch Co. Ltd.	84,900	501,189	154.1
Coca-Cola Bottlers Japan Holdings, Inc.	11,600	157,217	48.3
Colowide Co. Ltd.	21,200	333,981	102.7
Comture Corp.	6,000	81,399	25.0
Create Restaurants Holdings, Inc.	52,900	371,263	114.2
Create SD Holdings Co. Ltd.	28,300	614,875	189.1
Daicel Corp.	99,300	855,390	263.0
Daihen Corp.	7,400	236,433	72.7
Daiichikosho Co. Ltd.	16,200	242,700	74.6
Daio Paper Corp.	64,900	539,690	165.9
Daiseki Co. Ltd.	16,100	450,736	138.6
Daiwa Securities Living Investments Corp.	145	108,644	33.4
Denka Co. Ltd.	6,900	126,334	38.8
DIC Corp.	4,100	65,547	20.2
Digital Arts, Inc.	900	25,175	7.7
dip Corp.	19,900	399,985	123.0
Doutor Nichires Holdings Co. Ltd.	27,900	408,007	125.5
Dowa Holdings Co. Ltd.	7,800	241,689	74.3
DTS Corp.	1,100	22,820	7.0
eGuarantee, Inc.	44,200	517,860	159.2
Eiken Chemical Co. Ltd.	33,200	331,776	102.0
Eizo Corp.	22,200	722,118	222.0
Elecom Co. Ltd.	40,200	462,138	142.1
Elematec Corp.	11,100	127,967	39.4
eRex Co. Ltd.	6,600	32,973	10.1
Exedy Corp.	1,300	21,705	6.7
Ezaki Glico Co. Ltd.	37,500	1,103,983	339.5
FCC Co. Ltd.	18,500	222,426	68.4
Financial Partners Group Co. Ltd.	132,400	1,272,932	391.4
FP Corp.	33,300	649,008	199.6
Fuji Oil Holdings, Inc.	19,900	320,017	98.4
Fujimi, Inc.	3,600	72,849	22.4
Fujitec Co. Ltd.	13,900	305,769	94.0
Fujitsu General Ltd.	68,300	1,231,040	378.5
Fukuoka REIT Corp.	422	460,344	141.6
FULLCAST Holdings Co. Ltd.	25,400	291,027	89.5
Funai Soken Holdings, Inc.	19,900	331,621	102.0
Furukawa Electric Co. Ltd.	51,200	777,068	238.9
Futaba Industrial Co. Ltd.	20,400	101,836	31.3
Fuyo General Lease Co. Ltd.	4,000	329,331	101.3
Global One Real Estate Investment Corp.	516	396,686	122.0
Glory Ltd.	70,200	1,325,761	407.7
Gree, Inc.	16,000	60,590	18.6
H.U. Group Holdings, Inc.	2,200	37,459	11.5
H2O Retailing Corp.	63,500	689,472	212.0
Hanwa Co. Ltd.	9,300	284,066	87.3
Hazama Ando Corp.	30,200	236,822	72.8
Heiwa Real Estate Co. Ltd.	14,500	376,350	115.7
Heiwado Co. Ltd.	28,000	463,888	142.6
Hiday Hidaka Corp.	33,700	624,014	191.9
Hino Motors Ltd.	79,300	234,444	72.1
Hioki EE Corp.	1,000	44,103	13.6
Hogy Medical Co. Ltd.	9,500	209,137	64.3
Hokkaido Electric Power Co., Inc.	5,100	21,454	6.6
Hokuriku Electric Power Co.	35,300	177,528	54.6
Horiba Ltd.	2,300	117,930	36.3

Security	Shares	Value	% of Basket Value

Japan (continued)
Ichigo Office REIT Investment Corp.	684	$389,039	119.6%
Ichigo, Inc.	42,400	94,044	28.9
IDOM, Inc.	27,000	164,492	50.6
I’ll, Inc.	800	19,813	6.1
Inaba Denki Sangyo Co. Ltd.	29,600	625,813	192.4
Infocom Corp.	5,900	99,666	30.6
Infomart Corp.	45,000	109,401	33.6
Information Services International-Dentsu Ltd.	5,800	199,576	61.4
Ishihara Sangyo Kaisha Ltd.	27,400	259,922	79.9
Itochu Enex Co. Ltd.	10,500	104,627	32.2
Itoham Yonekyu Holdings, Inc.	12,940	362,102	111.3
JAC Recruitment Co. Ltd.	30,900	499,781	153.7
Jaccs Co. Ltd.	13,000	452,744	139.2
Japan Elevator Service Holdings Co. Ltd.	22,400	300,973	92.5
Japan Securities Finance Co. Ltd.	6,900	69,638	21.4
JCR Pharmaceuticals Co. Ltd.	20,800	161,419	49.6
JCU Corp.	21,100	466,122	143.3
JINS Holdings, Inc.	9,700	270,916	83.3
JTEKT Corp.	223,200	1,865,988	573.8
Kaga Electronics Co. Ltd.	3,000	121,734	37.4
Kaken Pharmaceutical Co. Ltd.	27,700	621,536	191.1
Kanamoto Co. Ltd.	1,200	19,732	6.1
Kandenko Co. Ltd.	30,600	287,120	88.3
Kaneka Corp.	2,400	59,073	18.2
Kanematsu Corp.	81,800	1,119,859	344.3
Kato Sangyo Co. Ltd.	8,800	250,234	76.9
Kewpie Corp.	4,800	84,147	25.9
Kissei Pharmaceutical Co. Ltd.	18,500	396,188	121.8
Kitz Corp.	33,500	229,478	70.6
KOMEDA Holdings Co. Ltd.	1,500	27,371	8.4
Koshidaka Holdings Co. Ltd.	53,100	382,830	117.7
Kyoritsu Maintenance Co. Ltd.	14,700	569,760	175.2
Kyushu Financial Group, Inc.	14,200	90,373	27.8
Link And Motivation, Inc.	48,500	131,522	40.4
Lion Corp.	42,000	408,317	125.6
Mandom Corp.	56,200	522,225	160.6
Mani, Inc.	33,200	457,440	140.7
Maruha Nichiro Corp.	7,700	133,521	41.1
Maxell Ltd.	39,300	425,506	130.8
Megmilk Snow Brand Co. Ltd.	23,000	375,333	115.4
Meidensha Corp.	25,200	399,488	122.8
MEITEC Group Holdings, Inc.	7,000	124,853	38.4
Menicon Co. Ltd.	27,400	321,967	99.0
METAWATER Co. Ltd.	24,400	311,654	95.8
Micronics Japan Co. Ltd.	6,600	101,276	31.1
Milbon Co. Ltd.	14,400	385,801	118.6
MIRAIT ONE Corp.	18,500	248,417	76.4
Mitsubishi Logisnext Co. Ltd.	3,800	30,245	9.3
Mitsubishi Materials Corp.	120,900	1,968,245	605.2
Mitsubishi Shokuhin Co. Ltd.	16,900	451,595	138.9
Mitsui DM Sugar Holdings Co. Ltd.	1,100	22,597	7.0
Mitsui Mining & Smelting Co. Ltd.	12,500	328,853	101.1
Miura Co. Ltd.	7,900	155,297	47.8
MIXI, Inc.	20,000	306,595	94.3
Mizuho Leasing Co. Ltd.	9,900	319,242	98.2
Modec, Inc.	37,200	414,953	127.6
Monogatari Corp.	13,600	372,730	114.6
Morinaga & Co. Ltd.	12,700	463,645	142.6
MOS Food Services, Inc.	29,700	656,492	201.9
Nabtesco Corp.	79,200	1,422,419	437.4
Nagase & Co. Ltd.	1,200	18,428	5.7

20	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Nakanishi, Inc.	20,600	$458,442	141.0%
NET One Systems Co. Ltd.	11,000	170,056	52.3
Nichias Corp.	9,400	189,040	58.1
Nichicon Corp.	60,100	508,923	156.5
Nippn Corp.	4,700	72,487	22.3
Nippon Ceramic Co. Ltd.	10,100	178,189	54.8
Nippon Gas Co. Ltd.	31,400	478,247	147.1
Nippon Light Metal Holdings Co. Ltd.	53,800	597,176	183.6
Nippon Paper Industries Co. Ltd.	29,900	263,720	81.1
Nippon Parking Development Co. Ltd.	228,800	328,068	100.9
Nippon Road Co. Ltd.	10,000	133,064	40.9
Nippon Sheet Glass Co. Ltd.	68,700	306,222	94.2
Nissha Co. Ltd.	1,700	17,924	5.5
Nisshin Oillio Group Ltd.	17,800	503,465	154.8
Nisshinbo Holdings, Inc.	151,700	1,110,107	341.3
Nissui Corp.	32,100	157,561	48.4
Nittetsu Mining Co. Ltd.	10,800	344,495	105.9
NOK Corp.	6,100	73,302	22.5
Nomura Co. Ltd.	51,600	301,107	92.6
Noritake Co. Ltd.	800	31,479	9.7
Noritsu Koki Co. Ltd.	23,800	510,380	156.9
Noritz Corp.	13,400	142,510	43.8
North Pacific Bank Ltd.	113,100	294,947	90.7
NSD Co. Ltd.	10,800	190,655	58.6
NTN Corp.	349,000	630,399	193.8
Okamura Corp.	15,100	217,892	67.0
Okasan Securities Group, Inc.	24,100	110,553	34.0
Oki Electric Industry Co. Ltd.	127,400	779,517	239.7
Okinawa Cellular Telephone Co.	9,200	197,215	60.6
Okinawa Electric Power Co., Inc.	31,700	234,539	72.1
Onward Holdings Co. Ltd.	87,100	279,313	85.9
Open Up Group, Inc.	11,800	148,345	45.6
Optex Group Co. Ltd.	14,400	163,800	50.4
PALTAC Corp.	22,500	738,437	227.1
Pasona Group, Inc.	22,300	202,306	62.2
Pigeon Corp.	95,100	1,023,377	314.7
Pola Orbis Holdings, Inc.	11,600	118,271	36.4
Prestige International, Inc.	17,000	69,926	21.5
Prima Meat Packers Ltd.	25,800	397,860	122.3
Raito Kogyo Co. Ltd.	37,900	496,996	152.8
Relo Group, Inc.	66,600	669,130	205.7
Ricoh Leasing Co. Ltd.	5,900	178,772	55.0
Rinnai Corp.	27,300	508,278	156.3
Round One Corp.	45,500	167,221	51.4
Royal Holdings Co. Ltd.	8,200	141,549	43.5
RS Technologies Co. Ltd.	5,600	90,111	27.7
Ryoyo Electro Corp.	17,200	413,628	127.2
Saizeriya Co. Ltd.	73,600	3,026,925	930.7
San-Ai Obbli Co. Ltd.	1,700	18,562	5.7
Sanki Engineering Co. Ltd.	27,200	320,154	98.4
Sansan, Inc.	19,200	154,521	47.5
Sanyo Chemical Industries Ltd.	4,500	121,252	37.3
Sapporo Holdings Ltd.	23,600	840,511	258.4
Sato Holdings Corp.	9,600	130,703	40.2
Seino Holdings Co. Ltd.	27,100	399,428	122.8
Sekisui House Reit, Inc.	419	223,732	68.8
Shibaura Machine Co. Ltd.	28,200	707,721	217.6
Shizuoka Gas Co. Ltd.	16,200	111,537	34.3
Shochiku Co. Ltd.	400	25,772	7.9
SIGMAXYZ Holdings, Inc.	1,900	17,907	5.5
Siix Corp.	7,000	66,480	20.4
Simplex Holdings, Inc.	7,200	122,673	37.7

Security	Shares	Value	% of Basket Value

Japan (continued)
SMS Co. Ltd.	35,900	$577,562	177.6%
Sodick Co. Ltd.	34,200	174,838	53.8
Sohgo Security Services Co. Ltd.	84,000	498,100	153.2
Solasto Corp.	11,800	46,482	14.3
Stanley Electric Co. Ltd.	33,700	546,452	168.0
Starts Corp., Inc.	30,800	592,817	182.3
Sumitomo Heavy Industries Ltd.	23,200	538,521	165.6
Sumitomo Mitsui Construction Co. Ltd.	163,000	437,794	134.6
Sumitomo Osaka Cement Co. Ltd.	2,900	68,438	21.0
Sumitomo Pharma Co. Ltd.	196,100	607,201	186.7
Sumitomo Riko Co. Ltd.	4,700	29,787	9.2
Sumitomo Seika Chemicals Co. Ltd.	500	15,579	4.8
Sumitomo Warehouse Co. Ltd.	12,100	196,342	60.4
Sun Frontier Fudousan Co. Ltd.	55,800	548,686	168.7
Suzuken Co. Ltd.	17,500	543,045	167.0
Systena Corp.	363,800	627,461	192.9
Tadano Ltd.	64,400	490,952	151.0
Taiheiyo Cement Corp.	25,500	442,958	136.2
Taikisha Ltd.	4,500	132,754	40.8
Taisho Pharmaceutical Holdings Co. Ltd.	21,800	873,760	268.7
Takeuchi Manufacturing Co. Ltd.	27,400	794,063	244.2
Takuma Co. Ltd.	26,800	263,621	81.1
Tama Home Co. Ltd.	5,900	135,041	41.5
Tamron Co. Ltd.	29,500	814,608	250.5
TechMatrix Corp.	6,400	64,119	19.7
TechnoPro Holdings, Inc.	22,400	448,911	138.0
Teijin Ltd.	45,400	414,610	127.5
Toa Corp.	13,900	350,151	107.7
Toho Gas Co. Ltd.	28,100	490,463	150.8
Tokai Rika Co. Ltd.	47,500	754,890	232.1
Tokai Tokyo Financial Holdings, Inc.	40,200	138,358	42.5
Tokuyama Corp.	33,300	511,644	157.3
Tokyo Century Corp.	4,400	171,846	52.8
Tokyu Construction Co. Ltd.	77,300	402,931	123.9
Topcon Corp.	41,000	380,096	116.9
Topy Industries Ltd.	1,900	31,031	9.5
Tosei Corp.	30,000	359,360	110.5
Toshiba TEC Corp.	20,900	459,775	141.4
Towa Pharmaceutical Co. Ltd.	42,600	793,306	243.9
Toyo Ink SC Holdings Co. Ltd.	53,800	924,951	284.4
Toyo Seikan Group Holdings Ltd.	13,600	231,711	71.2
Toyobo Co. Ltd.	6,400	42,940	13.2
Toyoda Gosei Co. Ltd.	38,600	777,645	239.1
Trusco Nakayama Corp.	4,200	64,268	19.8
TS Tech Co. Ltd.	45,200	513,160	157.8
TSI Holdings Co. Ltd.	33,900	183,214	56.3
Tsubakimoto Chain Co.	12,400	317,758	97.7
Tsuburaya Fields Holdings, Inc.	5,800	63,972	19.7
Tsugami Corp.	15,000	109,018	33.5
Tsumura & Co.	4,100	74,324	22.9
Tv Tokyo Holdings Corp.	5,300	102,296	31.5
UBE Corp.	6,000	93,652	28.8
United Arrows Ltd.	30,800	398,264	122.5
United Urban Investment Corp.	400	408,734	125.7
Usen-Next Holdings Co. Ltd.	9,400	218,419	67.2
UT Group Co. Ltd.	7,100	89,037	27.4
Valor Holdings Co. Ltd.	15,300	242,557	74.6
Wacom Co. Ltd.	79,100	276,733	85.1
Xebio Holdings Co. Ltd.	14,600	95,233	29.3
YAMABIKO Corp.	21,100	203,145	62.5
Yamazen Corp.	22,600	185,501	57.0
Yaoko Co. Ltd.	7,300	380,748	117.1

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Yellow Hat Ltd.	10,300	$126,290	38.8%
Yokogawa Bridge Holdings Corp.	6,800	113,913	35.0
Yoshinoya Holdings Co. Ltd.	15,200	359,079	110.4
Yuasa Trading Co. Ltd.	9,600	266,093	81.8

		95,880,047

Malta
Kambi Group PLC	7,885	115,532	35.5

Monaco
Scorpio Tankers, Inc.	593	33,297	10.2

Netherlands
Eurocommercial Properties NV	14,051	301,620	92.7
Koninklijke BAM Groep NV	59,886	123,519	38.0
Koninklijke Vopak NV	5,219	175,660	54.0
PostNL NV	630,587	1,173,005	360.7
SBM Offshore NV	5,022	63,041	19.4
TomTom NV	41,426	247,717	76.2
Wereldhave NV	22,428	337,606	103.8

		2,422,168

Norway
Aker Solutions ASA	167,746	682,584	209.9
Austevoll Seafood ASA	74,043	517,285	159.1
DNO ASA	278,178	289,597	89.0
Elkem ASA	260,328	406,939	125.1
Grieg Seafood ASA	20,665	140,157	43.1
SpareBank 1 SR-Bank ASA	8,649	96,132	29.6
Stolt-Nielsen Ltd.	1,868	62,795	19.3
Wallenius Wilhelmsen ASA	26,141	224,225	68.9

		2,419,714

Portugal
CTT-Correios de Portugal SA	145,192	552,862	170.0
NOS SGPS SA	82,740	301,844	92.8
Sonae SGPS SA	194,834	192,332	59.1

		1,047,038

Singapore
BW LPG Ltd.	70,355	1,011,978	311.2
Capitaland India Trust	355,842	249,793	76.8
ComfortDelGro Corp. Ltd.	155,200	150,062	46.2
Frasers Centrepoint Trust	78,200	118,425	36.4
Frasers Logistics & Commercial Trust	91,600	69,656	21.4
IGG, Inc.	437,000	153,887	47.3
Kulicke & Soffa Industries, Inc.	44,768	1,862,796	572.8
Venture Corp. Ltd.	1,800	15,386	4.7

		3,631,983

South Africa
Scatec ASA	54,469	281,556	86.6

South Korea
Magnachip Semiconductor Corp.	34,264	253,211	77.9

Spain
Almirall SA	32,195	292,552	89.9
Applus Services SA	69,510	730,665	224.7
Atlantica Sustainable Infrastructure PLC	42,269	765,491	235.4
Cia de Distribucion Integral Logista Holdings SA	13,522	332,446	102.2
Indra Sistemas SA	128,867	1,806,157	555.4
Inmobiliaria Colonial Socimi SA	57,477	321,874	99.0

Security	Shares	Value	% of Basket Value

Spain (continued)
Mapfre SA	179,054	$371,527	114.2%
Merlin Properties Socimi SA	137,405	1,143,711	351.7
Obrascon Huarte Lain SA	662,515	272,646	83.8

		6,037,069

Sweden
AAK AB	5,325	103,412	31.8
AddTech AB, B Shares	54,488	818,646	251.7
Attendo AB	47	152	0.0
Betsson AB	62,774	645,136	198.4
Billerud Aktiebolag	2,623	24,355	7.5
Biotage AB	7,875	81,877	25.2
Bufab AB	3,222	78,304	24.1
Camurus AB	10,905	332,053	102.1
Corem Property Group AB, B Shares	111,831	73,555	22.6
Fortnox AB	25,547	103,896	31.9
Loomis Ab, Class B	1,026	27,329	8.4
MIPS AB	9,378	237,757	73.1
Modern Times Group MTG AB, Class B	13,488	110,002	33.8
Mycronic AB	14,747	330,286	101.6
Nolato AB, B Shares	73,949	334,723	102.9
Nyfosa AB	28,050	139,020	42.7
Sectra AB	16,971	187,829	57.8
SSAB AB, Class B	77,913	460,811	141.7
Sweco AB, B Shares	8,395	79,051	24.3
Thule Group AB	9,629	224,254	69.0

		4,392,448

Switzerland
Ascom Holding AG	1,799	18,835	5.8
Burckhardt Compression Holding AG	374	191,830	59.0
DKSH Holding AG	14,899	923,133	283.8
dormakaba Holding AG	410	189,544	58.3
Inficon Holding AG, Registered Shares	172	188,499	57.9
IWG PLC	98,466	158,452	48.7
Kardex Holding AG, Registered Shares	1,546	302,416	93.0
LEM Holding SA, Registered Shares	33	67,531	20.8
Swissquote Group Holding SA, Registered Shares	859	166,702	51.2
u-blox Holding AG	1,725	164,794	50.7
Ypsomed Holding AG, Registered Shares	1,707	475,717	146.3

		2,847,453

United Kingdom
Ashmore Group PLC	15,468	32,035	9.9
Balanced Commercial Property Trust Ltd.	613,243	473,949	145.7
Balfour Beatty PLC	15,092	56,758	17.5
Big Yellow Group PLC	19,303	225,650	69.4
boohoo Group PLC	4,318,123	1,651,854	507.9
Breedon Group PLC	22,918	87,512	26.9
Capricorn Energy PLC	97,922	186,926	57.5
Chemring Group PLC	45,731	156,122	48.0
Clarkson PLC	5,216	168,551	51.8
Close Brothers Group PLC	14,767	144,127	44.3
CNH Industrial NV	41,026	450,466	138.5
Computacenter PLC	39,245	1,233,939	379.4
CVS Group PLC	5,371	96,469	29.7
Deliveroo PLC, Class A	609,815	968,323	297.7
Derwent London PLC	19,009	424,682	130.6
DiscoverIE Group PLC	39,631	298,717	91.9
Essentra PLC	152,065	276,248	84.9
Firstgroup PLC	245,603	474,932	146.0

22	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Gamma Communications PLC	21,024	$269,256	82.8%
Grafton Group PLC, CDI	41,744	393,295	120.9
Grainger PLC	7,602	21,043	6.5
Great Portland Estates PLC	106,717	508,414	156.3
Halfords Group PLC	79,782	195,923	60.2
Hilton Food Group PLC	2,202	17,568	5.4
Hunting PLC	188,537	666,957	205.1
Impax Asset Management Group PLC	7,682	36,133	11.1
Inchcape PLC	58,027	470,740	144.7
Investec PLC	53,919	300,493	92.4
J D Wetherspoon PLC	31,902	246,351	75.8
John Wood Group PLC	285,583	496,861	152.8
Johnson Service Group PLC	63,202	98,697	30.4
Jupiter Fund Management PLC	387,294	372,084	114.4
Just Group PLC	619,342	571,810	175.8
Kainos Group PLC	29,089	399,243	122.8
Keller Group PLC	10,754	101,143	31.1
Kier Group PLC	53,187	65,516	20.1
Marlowe PLC	5,278	35,729	11.0
Mitchells & Butlers PLC	97,396	246,792	75.9
Mitie Group PLC	303,448	366,005	112.5
Mobico Group PLC	56,159	43,002	13.2
Moneysupermarket.com Group PLC	234,014	742,058	228.2
Morgan Sindall Group PLC	23,524	539,943	166.0
NCC Group PLC	65,514	85,246	26.2
Nomad Foods Ltd.	18,715	258,641	79.5
OSB Group PLC	144,816	531,501	163.4
Oxford Instruments PLC	4,498	99,052	30.5
Paragon Banking Group PLC	105,054	569,613	175.2
Playtech Plc	114,450	548,312	168.6
Premier Foods PLC	35,977	51,507	15.8
Redde Northgate PLC	104,663	429,524	132.1
Restaurant Group PLC	36,180	29,780	9.2
RWS Holdings PLC	53,380	135,397	41.6
S4 Capital PLC	48,559	37,710	11.6
Serco Group PLC	171,404	299,190	92.0
Smart Metering Systems PLC	28,312	221,455	68.1
Softcat PLC	49,153	759,991	233.7
Spire Healthcare Group PLC	94,101	245,458	75.5
SThree PLC	46,995	201,666	62.0
Subsea 7 SA	5,883	79,049	24.3
Telecom Plus PLC	12,253	230,870	71.0
TP ICAP Group PLC	186,283	358,240	110.2
Vanquis Banking Group PLC	93,930	132,658	40.8
Vesuvius PLC	128,031	630,388	193.8
Virgin Money UK PLC	571,718	1,042,699	320.6
Volution Group PLC	39,709	175,926	54.1
YouGov PLC	14,637	152,006	46.7

		21,918,195

United States
1-800-Flowers.com, Inc., Class A	42,170	316,697	97.4
1st Source Corp.	2,748	125,364	38.5
A10 Networks, Inc.	40,323	438,311	134.8
Accel Entertainment, Inc., Class A	38,804	382,219	117.5
Aclaris Therapeutics, Inc.	33,810	168,374	51.8
Acushnet Holdings Corp.	8,557	436,065	134.1
AdaptHealth Corp., Class A	7,601	55,715	17.1
Adaptive Biotechnologies Corp.	19,590	86,980	26.7
Addus HomeCare Corp.	4,392	346,529	106.6
Adtalem Global Education, Inc.	6,770	350,686	107.8

Security	Shares	Value	% of Basket Value

United States (continued)
Advanced Energy Industries, Inc.	7,978	$696,160	214.1%
Agilysys, Inc.	3,054	262,003	80.6
Albany International Corp., Class A	10,161	829,239	255.0
Alkami Technology, Inc.	3,983	71,495	22.0
Allient, Inc.	8,598	237,305	73.0
Alpha & Omega Semiconductor Ltd.	13,807	327,502	100.7
Alta Equipment Group, Inc.	8,948	82,232	25.3
Amalgamated Financial Corp.	12,159	221,780	68.2
A-Mark Precious Metals, Inc.	2,404	65,100	20.0
Ambarella, Inc.	8,491	382,010	117.5
Ameresco, Inc., Class A	5,947	155,514	47.8
American Assets Trust, Inc.	26,393	468,476	144.0
American Axle & Manufacturing Holdings, Inc.	13,237	89,350	27.5
American Software, Inc., Class A	10,017	109,886	33.8
American Vanguard Corp.	24,113	225,698	69.4
American Woodmark Corp.	4,023	270,466	83.2
Ameris Bancorp	4,868	181,576	55.8
Andersons, Inc.	5,067	254,009	78.1
AngioDynamics, Inc.	9,424	58,429	18.0
Anywhere Real Estate, Inc.	82,137	383,580	117.9
Apogee Enterprises, Inc.	52,160	2,238,707	688.4
Archrock, Inc.	62,054	786,224	241.8
Arcosa, Inc.	3,621	250,102	76.9
Argan, Inc.	2,071	94,728	29.1
ASGN, Inc.	2,614	218,164	67.1
Aspen Aerogels, Inc.	7,100	54,812	16.9
AssetMark Financial Holdings, Inc.	6,646	158,906	48.9
Astec Industries, Inc.	5,380	215,415	66.2
Atea Pharmaceuticals, Inc.	10,256	33,332	10.2
AtriCure, Inc.	1,501	51,995	16.0
Avista Corp.	1,647	52,193	16.0
AZZ, Inc.	1,935	91,467	28.1
Badger Meter, Inc.	7,745	1,073,070	330.0
Bandwidth, Inc., Class A	18,921	200,752	61.7
Beazer Homes USA, Inc.	33,472	809,688	249.0
Benchmark Electronics, Inc.	19,152	463,670	142.6
Berry Corp.	95,421	796,765	245.0
BigCommerce Holdings, Inc., Series-1	17,066	151,717	46.7
BJ’s Restaurants, Inc.	8,727	224,458	69.0
Bluegreen Vacations Holding Corp., Class A	2,137	71,611	22.0
BlueLinx Holdings, Inc.	3,849	273,702	84.2
Boise Cascade Co.	21,500	2,015,625	619.8
Brady Corp., Class A	17,798	915,885	281.6
Brandywine Realty Trust	35,310	132,059	40.6
Brightsphere Investment Group, Inc.	12,672	198,444	61.0
Bristow Group, Inc.	22,809	596,227	183.3
Brookdale Senior Living, Inc.	6,794	26,565	8.2
Byline Bancorp, Inc.	17,948	340,474	104.7
Cantaloupe, Inc.	7,343	48,317	14.9
CareTrust REIT, Inc.	35,384	761,464	234.1
Cargurus, Inc.	25,918	446,567	137.3
Cars.com, Inc.	12,660	192,812	59.3
Castle Biosciences, Inc.	4,086	63,823	19.6
CECO Environmental Corp.	1,050	16,989	5.2
Central Garden & Pet Co., Class A	17,136	680,128	209.1
Century Aluminum Co.	11,174	73,860	22.7
Century Communities, Inc.	8,650	531,975	163.6
Cerence, Inc.	10,553	161,566	49.7
CEVA, Inc.	14,732	252,948	77.8
Chatham Lodging Trust	23,073	213,425	65.6

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Chefs’ Warehouse, Inc.	22,803	$433,941	133.4%
Chegg, Inc.	228,042	1,717,156	528.0
Chuy’s Holdings, Inc.	2,757	92,801	28.5
Clean Energy Fuels Corp.	52,755	184,115	56.6
Clear Secure, Inc.	1,126	18,939	5.8
Clearwater Paper Corp.	5,495	185,786	57.1
CNO Financial Group, Inc.	41,806	969,063	298.0
Cogent Communications Holdings, Inc.	9,030	586,769	180.4
CommVault Systems, Inc.	5,323	347,858	107.0
Comstock Resources, Inc.	52,143	657,002	202.0
Comtech Telecommunications Corp.	4,625	56,425	17.3
ConnectOne Bancorp, Inc.	28,987	472,198	145.2
Construction Partners, Inc., Class A	1,276	49,062	15.1
Corcept Therapeutics, Inc.	25,893	727,075	223.6
Core & Main, Inc., Class A	4	120	0.0
CorVel Corp.	1,412	273,843	84.2
Coursera, Inc.	8,383	145,361	44.7
CRA International, Inc.	4,817	467,779	143.8
Cracker Barrel Old Country Store, Inc.	7,999	530,814	163.2
CrossFirst Bankshares, Inc.	8,048	85,148	26.2
CS Disco, Inc.	4,951	27,775	8.5
CSG Systems International, Inc.	57,933	2,714,740	834.7
CTO Realty Growth, Inc.	4,773	77,275	23.8
Customers Bancorp, Inc.	2,993	120,349	37.0
CVB Financial Corp.	1,358	21,212	6.5
Dana, Inc.	49,669	570,200	175.3
Delek U.S. Holdings, Inc.	39,952	1,052,735	323.7
Deluxe Corp.	9,156	156,110	48.0
Digi International, Inc.	15,771	397,114	122.1
Digital Turbine, Inc.	11,553	54,761	16.8
Dime Community Bancshares, Inc.	18,209	334,864	103.0
DISH Network Corp., Class A	418,009	2,048,244	629.8
Diversified Energy Co. PLC	44,094	36,119	11.1
Dole PLC	1,679	19,174	5.9
Dorian LPG Ltd.	10,248	327,629	100.7
Dril-Quip, Inc.	6,208	134,465	41.3
Duckhorn Portfolio, Inc.	31,348	326,960	100.5
DXP Enterprises, Inc.	7,086	231,004	71.0
Dycom Industries, Inc.	10,090	859,466	264.3
Eagle Bancorp, Inc.	6,183	120,445	37.0
El Pollo Loco Holdings, Inc.	21,545	179,901	55.3
Encore Wire Corp.	1,325	236,950	72.9
Enerpac Tool Group Corp., Class A	13,893	393,172	120.9
Enersys	2,809	240,394	73.9
Enova International, Inc.	50,733	2,023,232	622.1
Enovis Corp.	37,096	1,702,706	523.6
Enviri Corp.	20,821	119,513	36.7
ePlus, Inc.	14,777	923,562	284.0
Equitrans Midstream Corp.	27,678	245,504	75.5
Equity Bancshares, Inc., Class A	2,250	54,450	16.7
Esab Corp.	6,449	408,222	125.5
Essent Group Ltd.	9,773	461,677	142.0
Ethan Allen Interiors, Inc.	33,825	888,244	273.1
Eventbrite, Inc.	35,876	297,053	91.3
Everbridge, Inc.	16,346	336,891	103.6
Everi Holdings, Inc.	69,167	746,312	229.5
EW Scripps Co., Class A	12,975	70,973	21.8
eXp World Holdings, Inc.	32,632	433,027	133.1
Extreme Networks, Inc.	24,027	495,437	152.3
EZCORP, Inc., Class A	48,509	397,774	122.3
Federated Hermes, Inc.	32,543	1,031,613	317.2
Financial Institutions, Inc.	2	32	0.0

Security	Shares	Value	% of Basket Value

United States (continued)
First Busey Corp.	5,853	$116,241	35.7%
First Interstate BancSystem, Inc.	40,698	938,903	288.7
Fiverr International Ltd.	36,326	769,021	236.5
Flushing Financial Corp.	21,523	265,594	81.7
Forestar Group, Inc.	17,037	404,629	124.4
Forrester Research, Inc.	4,511	104,655	32.2
Forward Air Corp.	3,532	227,496	70.0
Franklin Covey Co.	27,451	1,081,844	332.7
Fresh Del Monte Produce, Inc.	20,677	516,925	158.9
Fulgent Genetics, Inc.	12,193	291,900	89.8
Fulton Financial Corp.	11,268	146,371	45.0
Gates Industrial Corp. PLC	24,448	266,972	82.1
GATX Corp.	3,224	337,166	103.7
Genesco, Inc.	11,242	308,143	94.7
Gibraltar Industries, Inc.	6,767	411,840	126.6
G-III Apparel Group Ltd.	38,904	993,997	305.6
Global Industrial Co.	17,404	556,058	171.0
GMS, Inc.	15,935	931,879	286.5
GoPro, Inc., Class A	222,086	557,436	171.4
Gray Television, Inc.	29,921	195,085	60.0
Great Lakes Dredge & Dock Corp.	9,010	68,476	21.1
Greif, Inc.	15,481	983,043	302.3
Griffon Corp.	17,939	716,484	220.3
Grocery Outlet Holding Corp.	47,298	1,308,736	402.4
Group 1 Automotive, Inc.	6,513	1,643,425	505.3
Guess?, Inc.	28,574	614,341	188.9
Gulfport Energy Corp.	1,424	176,021	54.1
H&E Equipment Services, Inc.	19,661	800,596	246.2
Hackett Group, Inc.	15,362	342,419	105.3
Hain Celestial Group, Inc.	8,663	95,726	29.4
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	18,391	315,222	96.9
Hanover Insurance Group, Inc.	957	112,170	34.5
Harmonic, Inc.	13,670	147,499	45.4
Harmony Biosciences Holdings, Inc.	18,858	443,917	136.5
Haverty Furniture Cos, Inc.	8,363	217,856	67.0
Hawaiian Holdings, Inc.	25,844	108,803	33.5
HCI Group, Inc.	6,610	389,792	119.9
Health Catalyst, Inc.	28,378	212,551	65.4
Healthcare Services Group, Inc.	21,328	202,616	62.3
HealthStream, Inc.	12,653	321,386	98.8
Heartland Financial USA, Inc.	18,026	493,912	151.9
Heidrick & Struggles International, Inc.	22,546	548,770	168.7
Helix Energy Solutions Group, Inc.	56,144	550,211	169.2
Hims & Hers Health, Inc.	21,688	129,694	39.9
Horizon Bancorp, Inc.	39,118	371,230	114.1
Hub Group, Inc., Class A	7,754	533,088	163.9
Hudson Pacific Properties, Inc.	31,658	141,195	43.4
Huron Consulting Group, Inc.	2,246	223,163	68.6
Hyster-Yale Materials Handling, Inc.	996	39,850	12.3
I3 Verticals, Inc., Class A	5,417	101,569	31.2
IES Holdings, Inc.	505	31,426	9.7
Independent Bank Corp.	17,605	351,220	108.0
Independent Bank Group, Inc.	15,708	555,278	170.7
Infinera Corp.	75,855	222,255	68.3
Ingevity Corp.	955	38,467	11.8
Innoviva, Inc.	15,406	191,188	58.8
Insperity, Inc.	8,793	930,651	286.2
Installed Building Products, Inc.	2,460	274,708	84.5
Insteel Industries, Inc.	10,344	288,701	88.8
Instructure Holdings, Inc.	3,200	78,816	24.2
Intapp, Inc.	13,374	457,391	140.6

24	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Integral Ad Science Holding Corp.	24,772	$284,383	87.4%
InterDigital, Inc.	5,648	425,012	130.7
Interface, Inc., Class A	23,772	211,333	65.0
iRadimed Corp.	340	13,852	4.3
Itron, Inc.	19,889	1,139,242	350.3
Janus International Group, Inc.	67,548	632,249	194.4
JELD-WEN Holding, Inc.	26,747	303,044	93.2
JetBlue Airways Corp.	110,127	414,078	127.3
Johnson Outdoors, Inc.	3,002	142,745	43.9
Kaiser Aluminum Corp.	1,876	106,557	32.8
Kaman Corp.	6,406	119,216	36.7
Kearny Financial Corp.	16,707	115,947	35.7
Kelly Services, Inc., Class A	28,013	500,032	153.8
Kennametal, Inc.	37,327	862,627	265.2
Kimball Electronics, Inc.	18,180	476,316	146.5
Knife River Corp.	7,921	398,585	122.6
Kodiak Gas Services, Inc.	3,522	60,543	18.6
Kohl’s Corp.	60,991	1,375,347	422.9
Kontoor Brands, Inc.	15,829	735,257	226.1
Korn Ferry	23,458	1,067,808	328.3
Kyndryl Holdings, Inc.	48,743	713,110	219.3
Laureate Education, Inc.	43,505	615,161	189.2
Legalzoom.com, Inc.	32,926	328,272	100.9
LeMaitre Vascular, Inc.	10,685	519,077	159.6
LendingClub Corp.	23,297	120,911	37.2
Ligand Pharmaceuticals, Inc.	4,129	215,905	66.4
Liquidity Services, Inc.	5,444	104,906	32.3
LivaNova PLC	6,930	339,917	104.5
LiveRamp Holdings, Inc.	20,908	578,315	177.8
Lovesac Co.	31,148	512,696	157.6
M/I Homes, Inc.	5,664	464,844	142.9
Magnite, Inc.	35,427	235,235	72.3
Malibu Boats, Inc., Class A	7,461	325,449	100.1
Manitowoc Co., Inc.	42,327	541,786	166.6
Masonite International Corp.	3,352	265,277	81.6
Mativ Holdings, Inc.	13,473	176,496	54.3
Matson, Inc.	4,936	429,679	132.1
Matthews International Corp.	1,619	57,377	17.6
MaxLinear, Inc.	90,185	1,370,812	421.5
MDC Holdings, Inc.	19,042	722,644	222.2
Mercantile Bank Corp.	982	32,347	9.9
Merchants Bancorp	6,027	180,147	55.4
Mercury General Corp.	20,371	629,056	193.4
Merit Medical Systems, Inc.	4,638	318,816	98.0
Methode Electronics, Inc.	19,905	455,227	140.0
MGP Ingredients, Inc.	8,006	757,848	233.0
Midland States Bancorp, Inc.	19,820	432,472	133.0
MillerKnoll, Inc.	34,614	813,429	250.1
Minerals Technologies, Inc.	2,550	137,853	42.4
Mister Car Wash, Inc.	10,023	52,120	16.0
Model N, Inc.	20,704	498,966	153.4
Monro, Inc.	47,746	1,185,056	364.4
Mr. Cooper Group, Inc.	15,220	860,387	264.6
MSA Safety, Inc.	910	143,671	44.2
MYR Group, Inc.	1,555	180,116	55.4
N-able, Inc.	25,588	331,620	102.0
Nabors Industries Ltd.	3,849	375,816	115.6
National Vision Holdings, Inc.	28,433	441,849	135.9
NCR Voyix Corp.	33,373	510,273	156.9
NETGEAR, Inc.	56,875	718,900	221.1
NetScout Systems, Inc.	34,630	755,973	232.4
Nevro Corp.	17,953	259,062	79.7

Security	Shares	Value	% of Basket Value

United States (continued)
NexPoint Residential Trust, Inc.	10,962	$295,864	91.0%
NMI Holdings, Inc., Class A	12,095	330,798	101.7
Nordstrom, Inc.	21,678	303,058	93.2
Novocure Ltd.	60,375	802,987	246.9
NOW, Inc.	31,099	342,711	105.4
OceanFirst Financial Corp.	2,144	27,143	8.3
ODP Corp.	12,098	543,442	167.1
O-I Glass, Inc.	31,717	490,028	150.7
Oil States International, Inc.	8,319	60,396	18.6
Oil-Dri Corp. of America	501	28,697	8.8
Omega Flex, Inc.	414	30,251	9.3
OmniAb, Inc.	518	—	0.0
OmniAb, Inc.	518	—	0.0
Omnicell, Inc.	8,166	290,220	89.2
ON24, Inc.	26,529	163,153	50.2
Ooma, Inc.	12,593	137,390	42.2
OPENLANE, Inc.	6,144	82,514	25.4
Oscar Health, Inc.	19,700	100,864	31.0
OSI Systems, Inc.	2,784	290,288	89.3
Otter Tail Corp.	2,018	155,265	47.7
Outfront Media, Inc.	145,114	1,416,313	435.5
Owens & Minor, Inc.	22,592	323,743	99.5
Oxford Industries, Inc.	2,475	208,890	64.2
Palomar Holdings, Inc.	10,996	550,680	169.3
Par Pacific Holdings, Inc.	1,676	55,006	16.9
Park Hotels & Resorts, Inc.	4,276	49,302	15.2
Payoneer Global, Inc.	31,767	183,931	56.6
Paysafe Ltd.	10,389	100,981	31.1
Pegasystems, Inc.	10,793	461,293	141.8
Pennant Group, Inc.	1,731	18,816	5.8
Perdoceo Education Corp.	9,593	173,537	53.4
Perella Weinberg Partners, Class A	13,832	135,692	41.7
Petco Health & Wellness Co., Inc., Class A	213,958	740,295	227.6
PetIQ, Inc., Class A	8,881	166,696	51.3
Phreesia, Inc.	5,554	75,868	23.3
Pilgrim’s Pride Corp.	3,659	93,305	28.7
Playtika Holding Corp.	8,572	72,005	22.1
PRA Group, Inc.	13,473	165,853	51.0
Premier Financial Corp.	35,006	607,354	186.8
Prestige Consumer Healthcare, Inc.	13,289	788,835	242.6
PriceSmart, Inc.	2,250	140,603	43.2
Primoris Services Corp.	28,494	856,530	263.4
PROG Holdings, Inc.	1,899	52,014	16.0
Progress Software Corp.	36,508	1,875,781	576.8
Proto Labs, Inc.	16,069	379,389	116.7
Q2 Holdings, Inc.	15,252	458,018	140.8
Quaker Chemical Corp.	2,933	421,531	129.6
QuinStreet, Inc.	3,172	35,875	11.0
RE/MAX Holdings, Inc., Class A	17,474	188,020	57.8
Redfin Corp.	97,258	453,222	139.4
Repay Holdings Corp., Class A	11,025	66,040	20.3
REV Group, Inc.	29,103	414,427	127.4
Revance Therapeutics, Inc.	6,270	49,470	15.2
Revolve Group, Inc.	19,569	269,074	82.7
REX American Resources Corp.	17,055	648,261	199.3
Reynolds Consumer Products, Inc.	11,036	280,645	86.3
RHI Magnesita NV	4,208	132,071	40.6
RingCentral, Inc., Class A	29,522	784,695	241.3
Riskified Ltd.	29,860	111,378	34.2
RLJ Lodging Trust	63,693	598,714	184.1
RMR Group, Inc., Class A	4,880	109,898	33.8
Rogers Corp.	445	54,686	16.8

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Rover Group, Inc., Class A	13,386	$86,340	26.5%
RxSight, Inc.	6,094	134,921	41.5
Ryerson Holding Corp.	3,528	102,488	31.5
Sally Beauty Holdings, Inc.	19,138	162,673	50.0
Sandy Spring Bancorp, Inc.	14,169	289,756	89.1
Sanmina Corp.	32,831	1,670,113	513.5
ScanSource, Inc.	7,712	234,445	72.1
Schnitzer Steel Industries, Inc.	30,370	689,703	212.1
Scholastic Corp.	6,280	231,732	71.3
Select Medical Holdings Corp.	16,633	378,068	116.3
SEMrush Holdings, Inc., Class A	7,467	60,333	18.6
Semtech Corp.	28,441	397,036	122.1
ServisFirst Bancshares, Inc.	8,414	396,804	122.0
SI-BONE, Inc.	2,155	36,657	11.3
Silk Road Medical, Inc.	14,742	110,712	34.0
Sims Ltd.	39,130	311,825	95.9
Simulations Plus, Inc.	3,687	130,040	40.0
Sinclair, Inc.	9,338	101,504	31.2
SolarWinds Corp.	19,456	179,190	55.1
Sonic Automotive, Inc., Class A	12,869	615,782	189.3
Sonos, Inc.	38,890	419,234	128.9
Southside Bancshares, Inc.	8,916	238,057	73.2
SpartanNash Co.	40,434	909,361	279.6
Sphere Entertainment Co.	4,641	152,735	47.0
Sprinklr, Inc.	3,908	53,110	16.3
Sprout Social, Inc., Class A	3,259	141,050	43.4
SPX Technologies, Inc.	8,360	669,803	206.0
Squarespace, Inc., Class A	3,656	103,867	31.9
St. Joe Co.	7,065	329,512	101.3
Standard Motor Products, Inc.	13,507	471,800	145.1
Steelcase, Inc., Class A	79,542	867,803	266.8
Sterling Infrastructure, Inc.	5,089	370,734	114.0
Stock Yards Bancorp, Inc.	4,684	183,191	56.3
Stoneridge, Inc.	870	14,155	4.4
StoneX Group, Inc.	878	83,691	25.7
Stratasys Ltd.	8,512	86,567	26.6
Strategic Education, Inc.	7,166	589,833	181.4
Summit Hotel Properties, Inc.	6,348	35,803	11.0
Supernus Pharmaceuticals, Inc.	12,052	287,440	88.4
Surmodics, Inc.	2,044	60,216	18.5
Tactile Systems Technology, Inc.	978	10,680	3.3
Tandem Diabetes Care, Inc.	24,829	429,542	132.1
Tanger Factory Outlet Centers, Inc.	4,007	90,358	27.8
TechTarget, Inc.	21,746	547,564	168.4
Telephone and Data Systems, Inc.	21,479	390,703	120.1
Tennant Co.	6,228	462,242	142.1
Theravance Biopharma, Inc.	14,905	140,703	43.3
Thermon Group Holdings, Inc.	8,534	227,772	70.0
Thryv Holdings, Inc.	4,482	78,121	24.0
Titan Machinery, Inc.	19,401	481,921	148.2
Topgolf Callaway Brands Corp.	19,993	244,314	75.1
TPG RE Finance Trust, Inc.	21,956	120,978	37.2
TTEC Holdings, Inc.	10,442	214,896	66.1
TTM Technologies, Inc.	43,559	500,493	153.9
Turning Point Brands, Inc.	64,000	1,283,200	394.6
Tutor Perini Corp.	22,611	163,025	50.1
Two Harbors Investment Corp.	3,854	44,745	13.8
U.S. Silica Holdings, Inc.	29,543	356,584	109.6
Unit Corp.	500	27,535	8.5
United Bankshares, Inc.	2,841	80,798	24.8
Universal Insurance Holdings, Inc.	11,414	178,743	55.0

Security	Shares	Value	% of Basket Value

United States (continued)
Univest Financial Corp.	13,270	$221,078	68.0%
Upbound Group, Inc.	15,183	395,669	121.7
Upwork, Inc.	37,273	389,503	119.8
USANA Health Sciences, Inc.	17,622	802,682	246.8
V2X, Inc.	2,443	124,764	38.4
Varex Imaging Corp.	65,268	1,178,087	362.2
Varonis Systems, Inc., Class B	48,832	1,642,708	505.1
Veeco Instruments, Inc.	732	17,524	5.4
Verint Systems, Inc.	65,416	1,230,475	378.4
Viavi Solutions, Inc.	5,746	44,704	13.7
Vicor Corp.	3,168	122,728	37.7
Vimeo, Inc.	3,557	10,956	3.4
Virtu Financial, Inc., Class A	33,477	618,990	190.3
Vishay Precision Group, Inc.	3,451	103,254	31.7
Vital Farms, Inc.	46,732	516,856	158.9
Vizio Holding Corp.	2,137	10,877	3.3
W&T Offshore, Inc.	102,624	425,890	131.0
Wabash National Corp.	13,835	286,246	88.0
Washington Trust Bancorp, Inc.	4,781	110,871	34.1
Waste Connections, Inc.	206	26,979	8.3
Watts Water Technologies, Inc., Class A	1,891	327,162	100.6
Weis Markets, Inc.	7,815	508,757	156.4
WesBanco, Inc.	3,781	92,219	28.4
World Acceptance Corp.	762	75,148	23.1
World Kinect Corp.	56,981	1,054,148	324.1
Xerox Holdings Corp.	68,042	873,659	268.6
Xponential Fitness, Inc., Class A	1,913	27,299	8.4
Yext, Inc.	9,119	54,988	16.9
Zeta Global Holdings Corp.	21,782	169,900	52.2
ZipRecruiter, Inc.	31,520	335,688	103.2
Zumiez, Inc.	25,826	424,321	130.5
Zuora, Inc., Class A	106,579	789,750	242.8

		157,387,666

Preferred Stocks

Germany
Kloeckner & Co. SE	130,185	806,598	248.0
Schaeffler AG	67,087	347,506	106.9

		1,154,104

Total Reference Entity — Long		356,287,598

Reference Entity — Short

Common Stocks

Australia
ARB Corp. Ltd.	(29,493)	(550,351)	(169.2)
Bapcor Ltd.	(56,022)	(190,691)	(58.6)
Bellevue Gold Ltd.	(550,596)	(500,726)	(154.0)
Boss Energy Ltd.	(10,649)	(29,346)	(9.0)
Breville Group Ltd.	(6,426)	(87,091)	(26.8)
Brickworks Ltd.	(3,081)	(48,020)	(14.8)
BWP Trust	(29,991)	(62,022)	(19.1)
Capricorn Metals Ltd.	(148,276)	(441,178)	(135.7)
Champion Iron Ltd.	(166,557)	(756,570)	(232.6)
Core Lithium Ltd.	(465,273)	(106,663)	(32.8)
Corporate Travel Management Ltd.	(17,912)	(189,538)	(58.3)
De Grey Mining Ltd.	(180,490)	(135,657)	(41.7)
Dicker Data Ltd.	(9,813)	(65,855)	(20.3)
Domain Holdings Australia Ltd.	(96,621)	(209,439)	(64.4)
EVT Ltd.	(52,956)	(351,135)	(108.0)
Genesis Minerals Ltd.	(58,040)	(53,359)	(16.4)
Gold Road Resources Ltd.	(107,029)	(127,225)	(39.1)

26	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Australia (continued)
GUD Holdings Ltd.	(57,799)	$(392,931)	(120.8)%
Harvey Norman Holdings Ltd.	(14,927)	(34,891)	(10.7)
HMC Capital Ltd.	(45,069)	(122,434)	(37.6)
HomeCo Daily Needs REIT	(324,041)	(220,808)	(67.9)
HUB24 Ltd.	(3,820)	(73,755)	(22.7)
Ingenia Communities Group	(136,038)	(338,596)	(104.1)
IRESS Ltd.	(9,410)	(30,006)	(9.2)
Kelsian Group Ltd.	(52,720)	(202,751)	(62.3)
Link Administration Holdings Ltd.	(61,259)	(46,501)	(14.3)
Nine Entertainment Co. Holdings Ltd.	(1,280,255)	(1,508,443)	(463.8)
Paladin Energy Ltd.	(1,024,430)	(617,189)	(189.8)
Perpetual Ltd.	(21,059)	(257,456)	(79.2)
PEXA Group Ltd.	(66,978)	(464,434)	(142.8)
Sayona Mining Ltd.	(11,171,420)	(536,469)	(165.0)
SmartGroup Corp. Ltd.	(22,078)	(120,705)	(37.1)
TPG Telecom Ltd.	(46,703)	(153,921)	(47.3)
Webjet Ltd.	(281,523)	(1,091,942)	(335.8)

		(10,118,098)

Austria
CA Immobilien Anlagen AG	(11,792)	(398,020)	(122.4)
EVN AG	(4,219)	(114,305)	(35.1)

		(512,325)

Belgium
Ackermans & van Haaren NV	(6,975)	(1,033,705)	(317.9)
Azelis Group NV	(2,343)	(39,915)	(12.3)
bpost SA	(26,233)	(141,864)	(43.6)
Kinepolis Group NV	(7,093)	(349,243)	(107.4)
Xior Student Housing NV	(7,758)	(222,835)	(68.5)

		(1,787,562)

Canada
ADENTRA, Inc.	(6,318)	(118,022)	(36.3)
Altius Minerals Corp.	(1,295)	(18,966)	(5.8)
Andlauer Healthcare Group, Inc.	(16,740)	(477,860)	(146.9)
Badger Infrastructure Solutions Ltd.	(7,833)	(211,161)	(64.9)
Boyd Group Services, Inc.	(3,299)	(573,098)	(176.2)
Canadian Western Bank	(101,572)	(2,045,404)	(628.9)
Choice Properties REIT	(7,305)	(63,686)	(19.6)
Cogeco Communications, Inc.	(16,174)	(650,346)	(200.0)
Cogeco, Inc.	(16,761)	(581,037)	(178.7)
Definity Financial Corp.	(30,574)	(860,357)	(264.5)
Dream Industrial REIT	(58,873)	(507,223)	(156.0)
Exchange Income Corp.	(14,473)	(453,808)	(139.5)
Extendicare, Inc.	(149,574)	(644,508)	(198.2)
Filo Corp.	(24,845)	(330,245)	(101.5)
Headwater Exploration, Inc.	(58,674)	(321,442)	(98.8)
Linamar Corp.	(8,596)	(378,428)	(116.4)
Lumine Group, Inc.	(33,280)	(424,811)	(130.6)
Maple Leaf Foods, Inc.	(23,869)	(483,113)	(148.5)
Martinrea International, Inc.	(12,435)	(104,298)	(32.1)
Minto Apartment REIT	(2,469)	(23,609)	(7.3)
North West Co., Inc.	(28,720)	(745,933)	(229.4)
Orla Mining Ltd.	(8,777)	(27,439)	(8.4)
Pet Valu Holdings Ltd.	(29,627)	(540,632)	(166.2)
Premium Brands Holdings Corp., Class A	(6,949)	(456,268)	(140.3)
Savaria Corp.	(33,632)	(306,731)	(94.3)
Shawcor Ltd.	(28,361)	(302,686)	(93.1)
Sienna Senior Living, Inc.	(83,515)	(615,996)	(189.4)
Spartan Delta Corp.	(53,240)	(174,209)	(53.6)
Spin Master Corp.	(3,727)	(90,914)	(28.0)

Security	Shares	Value	% of Basket Value

Canada (continued)
Stella-Jones, Inc.	(23,026)	$(1,224,039)	(376.4)%
StorageVault Canada, Inc.	(84,625)	(267,153)	(82.1)
Teekay Tankers Ltd., Class A	(1,182)	(58,745)	(18.1)
Trican Well Service Ltd.	(52,834)	(181,787)	(55.9)
Trisura Group Ltd.	(6,732)	(150,846)	(46.4)
Winpak Ltd.	(31,980)	(887,822)	(273.0)

		(15,302,622)

China
indie Semiconductor, Inc.	(4,782)	(23,384)	(7.2)
TI Fluid Systems PLC	(123,441)	(186,395)	(57.3)

		(209,779)

Colombia
Frontera Energy Corp.	(3,341)	(28,804)	(8.9)

Costa Rica
Establishment Labs Holdings, Inc.	(20,597)	(603,080)	(185.4)

Denmark
Alm Brand A/S	(630,206)	(910,932)	(280.1)
Chemometec A/S	(6,456)	(266,736)	(82.0)
Dfds A/S	(2,283)	(65,866)	(20.3)
Matas A/S	(19,771)	(256,987)	(79.0)
Netcompany Group A/S	(9,081)	(283,744)	(87.2)
NTG Nordic Transport Group A/S	(3,007)	(119,181)	(36.6)
Ringkjoebing Landbobank A/S	(11,373)	(1,548,713)	(476.2)
Royal Unibrew A/S	(13,519)	(978,009)	(300.7)
Scandinavian Tobacco Group A/S	(5,397)	(80,246)	(24.7)
Topdanmark A/S	(63,900)	(2,860,805)	(879.7)

		(7,371,219)

Egypt
Energean PLC	(40,062)	(417,139)	(128.3)

Faeroe Islands
Bakkafrost P/F	(1,041)	(48,053)	(14.8)

Finland
Huhtamaki OYJ	(5,725)	(196,469)	(60.4)
Metsa Board OYJ	(38,567)	(291,418)	(89.6)
Tietoevry OYJ	(35,951)	(752,778)	(231.5)
Tokmanni Group Corp.	(59,018)	(795,508)	(244.6)

		(2,036,173)

France
Alten SA	(10,063)	(1,187,288)	(365.1)
Derichebourg SA	(39,683)	(171,677)	(52.8)
Elior Group SA	(20,968)	(39,718)	(12.2)
Imerys SA	(1,145)	(30,304)	(9.3)
IPSOS SA	(10,874)	(527,643)	(162.2)
Mersen SA	(1,397)	(46,291)	(14.2)
Metropole Television SA	(50,108)	(626,904)	(192.8)
Neoen SA	(32,247)	(850,124)	(261.4)
Societe BIC SA	(23,881)	(1,496,241)	(460.1)
Virbac SA	(1,221)	(349,979)	(107.6)

		(5,326,169)

Germany
Dermapharm Holding SE	(18,272)	(705,809)	(217.0)
DIC Asset AG	(18,480)	(76,335)	(23.5)
Eckert & Ziegler Strahlen- und Medizintechnik AG	(4,600)	(181,173)	(55.7)
Encavis AG	(5,923)	(77,208)	(23.7)
Energiekontor AG	(4,651)	(343,182)	(105.5)

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Germany (continued)
Fielmann AG	(8,117)	$(348,987)	(107.3)%
Hensoldt AG	(4,140)	(122,445)	(37.7)
Mercer International, Inc.	(14,966)	(118,830)	(36.5)
Norma Group SE	(18,739)	(329,992)	(101.5)
Pfeiffer Vacuum Technology AG	(3,287)	(507,155)	(156.0)
PNE AG	(2,035)	(25,799)	(7.9)
PVA Tepla AG	(2,393)	(36,488)	(11.2)
Schott Pharma AG & Co. KGaA	(45,268)	(1,312,266)	(403.5)
Sixt SE	(4,937)	(425,523)	(130.9)

		(4,611,192)

Indonesia
Golden Agri-Resources Ltd.	(3,307,400)	(652,907)	(200.7)
Nickel Industries Ltd.	(926,848)	(440,565)	(135.5)

		(1,093,472)

Ireland
Ardmore Shipping Corp.	(21,238)	(282,253)	(86.8)
C&C Group PLC	(368,485)	(626,579)	(192.7)
Keywords Studios PLC	(6,551)	(104,568)	(32.1)

		(1,013,400)

Israel
Airport City Ltd.	(2,015)	(26,700)	(8.2)
Camtek Ltd.	(3,017)	(158,694)	(48.8)
Israel Corp. Ltd.	(780)	(167,873)	(51.6)
OPC Energy Ltd.	(5,608)	(30,409)	(9.4)
Phoenix Holdings Ltd.	(4,651)	(39,509)	(12.1)
Radware Ltd.	(1,274)	(18,995)	(5.8)
Shufersal Ltd.	(3,713)	(15,771)	(4.9)

		(457,951)

Italy
ACEA SpA	(6,820)	(81,978)	(25.2)
Banca Generali SpA	(1,359)	(44,003)	(13.5)
BFF Bank SpA	(24,471)	(234,830)	(72.2)
El.En. SpA	(687)	(6,414)	(2.0)
Eurogroup Laminations SpA	(135,432)	(444,023)	(136.5)
Illimity Bank SpA	(15,034)	(76,474)	(23.5)
Industrie De Nora SpA	(48,733)	(687,685)	(211.5)
MFE-MediaForEurope NV	(22,634)	(41,110)	(12.6)
Salvatore Ferragamo SpA	(16,870)	(206,022)	(63.3)
Tamburi Investment Partners SpA	(1,828)	(15,301)	(4.7)
Technogym SpA	(30,711)	(230,765)	(71.0)
Technoprobe SpA	(45,368)	(330,010)	(101.5)
Tod’s SpA	(1,867)	(62,435)	(19.2)

		(2,461,050)

Japan
Activia Properties, Inc.	(171)	(468,353)	(144.0)
Advance Logistics Investment Corp.	(568)	(469,108)	(144.2)
Advance Residence Investment Corp.	(311)	(682,864)	(210.0)
Aeon Fantasy Co. Ltd.	(4,500)	(81,747)	(25.1)
Aeon Mall Co. Ltd.	(5,700)	(65,704)	(20.2)
AEON REIT Investment Corp.	(213)	(205,556)	(63.2)
Aichi Financial Group, Inc.	(29,600)	(472,192)	(145.2)
Aiful Corp.	(124,300)	(317,288)	(97.6)
Airtrip Corp.	(51,100)	(620,457)	(190.8)
Amvis Holdings, Inc.	(33,200)	(573,674)	(176.4)
Anycolor, Inc.	(3,000)	(71,172)	(21.9)
Appier Group, Inc.	(26,600)	(222,392)	(68.4)
Arclands Corp.	(81,500)	(883,768)	(271.7)
ARE Holdings, Inc.	(19,500)	(250,212)	(76.9)

Security	Shares	Value	% of Basket Value

Japan (continued)
Ariake Japan Co. Ltd.	(15,000)	$(480,716)	(147.8)%
Asahi Yukizai Corp.	(8,400)	(208,442)	(64.1)
Atom Corp.	(5,600)	(34,044)	(10.5)
Autobacs Seven Co. Ltd.	(82,200)	(856,732)	(263.4)
Base Co. Ltd.	(2,800)	(79,636)	(24.5)
C Uyemura & Co. Ltd.	(4,300)	(236,775)	(72.8)
Casio Computer Co. Ltd.	(124,300)	(1,009,276)	(310.3)
Central Glass Co. Ltd.	(2,100)	(40,276)	(12.4)
Change Holdings, Inc.	(9,300)	(96,161)	(29.6)
Chikaranomoto Holdings Co., Ltd.	(8,400)	(106,297)	(32.7)
Chiyoda Corp.	(54,500)	(129,419)	(39.8)
CKD Corp.	(9,800)	(125,078)	(38.5)
Cover Corp.	(14,300)	(229,164)	(70.5)
CRE Logistics REIT, Inc.	(143)	(152,349)	(46.8)
CUC, Inc.	(1,300)	(22,713)	(7.0)
Cybozu, Inc.	(5,400)	(68,136)	(20.9)
Daiei Kankyo Co. Ltd.	(24,800)	(347,257)	(106.8)
Daikoku Denki Co. Ltd.	(600)	(17,775)	(5.5)
Daikokutenbussan Co. Ltd.	(8,800)	(377,854)	(116.2)
Daiwa Office Investment Corp.	(30)	(132,632)	(40.8)
DCM Holdings Co. Ltd.	(175,000)	(1,384,514)	(425.7)
DeNA Co. Ltd.	(47,700)	(470,388)	(144.6)
Descente Ltd.	(33,100)	(934,962)	(287.5)
Dexerials Corp.	(30,100)	(696,947)	(214.3)
Duskin Co. Ltd.	(18,000)	(397,676)	(122.3)
DyDo Group Holdings, Inc.	(2,600)	(101,902)	(31.3)
EDION Corp.	(191,300)	(1,933,447)	(594.5)
en Japan, Inc.	(1,700)	(25,683)	(7.9)
Enplas Corp.	(9,300)	(527,654)	(162.2)
Ferrotec Holdings Corp.	(41,700)	(743,521)	(228.6)
First Bank of Toyama Ltd.	(8,300)	(54,990)	(16.9)
Frontier Real Estate Investment Corp.	(8)	(24,258)	(7.5)
Fuji Co. Ltd.	(15,800)	(202,228)	(62.2)
Fuji Media Holdings, Inc.	(24,200)	(243,673)	(74.9)
Fuji Seal International, Inc.	(3,900)	(44,034)	(13.5)
Fuji Soft, Inc.	(7,400)	(269,899)	(83.0)
Fukuyama Transporting Co. Ltd.	(14,600)	(404,060)	(124.2)
Furuya Metal Co. Ltd.	(12,600)	(826,091)	(254.0)
Fuso Chemical Co. Ltd.	(11,900)	(327,784)	(100.8)
Future Corp.	(7,900)	(91,196)	(28.0)
Geo Holdings Corp.	(4,000)	(63,332)	(19.5)
giftee, Inc.	(53,091)	(459,677)	(141.3)
Globeride, Inc.	(11,100)	(144,970)	(44.6)
GMO Financial Holdings, Inc.	(112,400)	(517,877)	(159.2)
Goldwin, Inc.	(2,400)	(153,308)	(47.1)
GungHo Online Entertainment, Inc.	(29,100)	(444,834)	(136.8)
Hachijuni Bank Ltd.	(132,000)	(761,434)	(234.1)
Hakuto Co. Ltd.	(11,800)	(404,430)	(124.4)
Hankyu Hanshin REIT, Inc.	(399)	(379,654)	(116.7)
Haseko Corp.	(24,000)	(299,077)	(92.0)
Heiwa Corp.	(16,900)	(242,423)	(74.5)
Heiwa Real Estate REIT, Inc.	(385)	(364,442)	(112.1)
Hirata Corp.	(1,100)	(50,754)	(15.6)
Hirogin Holdings, Inc.	(18,200)	(117,273)	(36.1)
HIS Co. Ltd.	(4,700)	(53,746)	(16.5)
Hisamitsu Pharmaceutical Co., Inc.	(26,900)	(869,902)	(267.5)
Hitachi Zosen Corp.	(8,600)	(45,492)	(14.0)
Hokkoku Financial Holdings, Inc.	(500)	(16,780)	(5.2)
Hokuetsu Corp.	(94,300)	(731,930)	(225.1)
Hokuhoku Financial Group, Inc.	(66,400)	(785,153)	(241.4)
Hoshino Resorts REIT, Inc.	(240)	(956,241)	(294.0)

28	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Hosiden Corp.	(13,700)	$(163,219)	(50.2)%
House Foods Group, Inc.	(14,600)	(312,410)	(96.1)
Hyakugo Bank Ltd.	(54,300)	(207,899)	(63.9)
Ichibanya Co. Ltd.	(8,000)	(285,909)	(87.9)
Idec Corp.	(35,000)	(636,712)	(195.8)
Iino Kaiun Kaisha Ltd.	(76,200)	(553,646)	(170.2)
Inabata & Co. Ltd.	(25,000)	(528,867)	(162.6)
Industrial & Infrastructure Fund Investment Corp.	(25)	(22,696)	(7.0)
Insource Co. Ltd.	(17,900)	(106,969)	(32.9)
Invincible Investment Corp.	(554)	(215,945)	(66.4)
Iriso Electronics Co. Ltd.	(4,100)	(98,209)	(30.2)
Iyogin Holdings, Inc.	(60,900)	(444,193)	(136.6)
Izumi Co. Ltd.	(7,000)	(179,418)	(55.2)
J Trust Co. Ltd.	(47,800)	(153,531)	(47.2)
Japan Aviation Electronics Industry Ltd.	(35,700)	(682,037)	(209.7)
Japan Communications, Inc.	(125,500)	(174,120)	(53.5)
Japan Logistics Fund, Inc.	(262)	(492,067)	(151.3)
Japan Material Co. Ltd.	(9,100)	(129,763)	(39.9)
Japan Prime Realty Investment Corp.	(45)	(106,688)	(32.8)
Japan Steel Works Ltd.	(11,200)	(184,347)	(56.7)
Joyful Honda Co. Ltd.	(7,400)	(88,064)	(27.1)
Juroku Financial Group, Inc.	(9,000)	(245,568)	(75.5)
Kadokawa Corp.	(167,100)	(3,264,139)	(1,003.7)
Kagome Co. Ltd.	(49,000)	(1,032,560)	(317.5)
Kamigumi Co. Ltd.	(3,700)	(76,081)	(23.4)
Kanto Denka Kogyo Co. Ltd.	(100,200)	(537,074)	(165.1)
Katitas Co. Ltd.	(1,400)	(18,933)	(5.8)
KeePer Technical Laboratory Co. Ltd.	(9,900)	(378,276)	(116.3)
Keihan Holdings Co. Ltd.	(38,000)	(941,171)	(289.4)
Keikyu Corp.	(23,500)	(201,812)	(62.1)
KH Neochem Co. Ltd.	(8,100)	(124,312)	(38.2)
Kinden Corp.	(6,700)	(102,762)	(31.6)
Kisoji Co. Ltd.	(35,100)	(627,894)	(193.1)
Ki-Star Real Estate Co. Ltd.	(6,000)	(171,330)	(52.7)
Kiyo Bank Ltd.	(11,400)	(119,215)	(36.7)
Koa Corp.	(81,300)	(795,661)	(244.7)
Kohnan Shoji Co. Ltd.	(15,500)	(406,925)	(125.1)
Komehyo Holdings Co. Ltd.	(1,000)	(31,818)	(9.8)
Komeri Co. Ltd.	(38,400)	(806,719)	(248.1)
Kosaido Holdings Co. Ltd.	(11,400)	(226,143)	(69.5)
K’s Holdings Corp.	(52,600)	(496,017)	(152.5)
Kura Sushi, Inc.	(32,200)	(775,898)	(238.6)
Kusuri no Aoki Holdings Co. Ltd.	(2,900)	(192,374)	(59.1)
KYB Corp.	(11,000)	(329,284)	(101.2)
Lifenet Insurance Co.	(6,700)	(43,386)	(13.3)
Lintec Corp.	(1,000)	(16,752)	(5.1)
M&A Research Institute Holdings, Inc.	(2,300)	(50,975)	(15.7)
Mabuchi Motor Co. Ltd.	(4,600)	(133,261)	(41.0)
Makino Milling Machine Co. Ltd.	(12,300)	(520,334)	(160.0)
Management Solutions Co. Ltd.	(10,200)	(179,695)	(55.3)
Maruichi Steel Tube Ltd.	(7,900)	(198,732)	(61.1)
Maruwa Co. Ltd.	(5,900)	(1,047,503)	(322.1)
MEC Co. Ltd.	(12,000)	(276,741)	(85.1)
Medley, Inc.	(25,800)	(755,086)	(232.2)
Meiko Electronics Co. Ltd.	(15,700)	(330,236)	(101.5)
Midac Holdings Co. Ltd.	(1,800)	(21,289)	(6.5)
Mirai Corp.	(59)	(18,063)	(5.6)
Mitsubishi Estate Logistics REIT Investment Corp.	(272)	(693,607)	(213.3)
Mitsubishi Logistics Corp.	(12,800)	(339,371)	(104.3)
Mitsuboshi Belting Ltd.	(14,700)	(430,309)	(132.3)

Security	Shares	Value	% of Basket Value

Japan (continued)
Mitsui Fudosan Logistics Park, Inc.	(109)	$(333,023)	(102.4)%
Mitsui-Soko Holdings Co. Ltd.	(7,700)	(222,172)	(68.3)
Mizuno Corp.	(1,500)	(44,531)	(13.7)
Mori Hills REIT Investment Corp.	(635)	(602,338)	(185.2)
Mori Trust REIT, Inc.	(108)	(53,349)	(16.4)
Morinaga Milk Industry Co. Ltd.	(22,000)	(868,190)	(267.0)
m-up Holdings, Inc.	(3,600)	(29,444)	(9.1)
Musashi Seimitsu Industry Co. Ltd.	(11,800)	(115,170)	(35.4)
Musashino Bank Ltd.	(8,800)	(168,074)	(51.7)
Nagoya Railroad Co. Ltd.	(26,100)	(370,210)	(113.8)
Nankai Electric Railway Co. Ltd.	(39,500)	(766,266)	(235.6)
Nanto Bank Ltd.	(18,400)	(335,564)	(103.2)
Nifco, Inc.	(11,100)	(264,135)	(81.2)
Nihon Kohden Corp.	(22,300)	(533,805)	(164.1)
Nikkiso Co. Ltd.	(5,700)	(36,784)	(11.3)
Nikkon Holdings Co. Ltd.	(32,500)	(698,957)	(214.9)
Nippon Accommodations Fund, Inc.	(134)	(547,161)	(168.2)
Nippon Carbon Co. Ltd.	(8,900)	(264,323)	(81.3)
Nippon Electric Glass Co. Ltd.	(55,800)	(1,129,486)	(347.3)
Nippon Kanzai Holdings Co. Ltd.	(13,300)	(223,430)	(68.7)
Nippon Pillar Packing Co. Ltd.	(6,600)	(167,008)	(51.4)
Nippon REIT Investment Corp.	(78)	(182,685)	(56.2)
Nippon Television Holdings, Inc.	(51,000)	(500,995)	(154.0)
Nippon Yakin Kogyo Co. Ltd.	(13,900)	(376,544)	(115.8)
Nishimatsu Construction Co. Ltd.	(23,800)	(580,497)	(178.5)
Nishimatsuya Chain Co. Ltd.	(22,900)	(297,443)	(91.5)
NOF Corp.	(4,600)	(183,951)	(56.6)
Nojima Corp.	(64,500)	(581,207)	(178.7)
Nomura Micro Science Co. Ltd.	(9,300)	(481,704)	(148.1)
NS Solutions Corp.	(1,400)	(41,081)	(12.6)
NS United Kaiun Kaisha Ltd.	(16,000)	(460,807)	(141.7)
NTT UD REIT Investment Corp.	(133)	(111,135)	(34.2)
OBIC Business Consultants Co. Ltd.	(3,900)	(169,242)	(52.0)
Ogaki Kyoritsu Bank Ltd.	(900)	(12,731)	(3.9)
Ohsho Food Service Corp.	(15,500)	(726,016)	(223.2)
Oisix ra daichi, Inc.	(14,300)	(110,289)	(33.9)
OKUMA Corp.	(4,100)	(171,244)	(52.7)
One REIT, Inc.	(294)	(515,745)	(158.6)
Optorun Co. Ltd.	(23,700)	(278,075)	(85.5)
Organo Corp.	(3,500)	(116,696)	(35.9)
Orient Corp.	(32,900)	(248,456)	(76.4)
Osaka Soda Co. Ltd.	(26,300)	(1,561,599)	(480.2)
OSAKA Titanium Technologies Co. Ltd.	(35,000)	(757,506)	(232.9)
OSG Corp.	(27,500)	(318,166)	(97.8)
PAL GROUP Holdings Co. Ltd.	(49,000)	(641,970)	(197.4)
Penta-Ocean Construction Co. Ltd.	(8,300)	(49,431)	(15.2)
Piolax, Inc.	(31,900)	(477,445)	(146.8)
PKSHA Technology, Inc.	(3,300)	(56,982)	(17.5)
Premium Group Co. Ltd.	(3,500)	(37,997)	(11.7)
Press Kogyo Co. Ltd.	(19,300)	(83,827)	(25.8)
Rengo Co. Ltd.	(176,800)	(1,186,703)	(364.9)
Resorttrust, Inc.	(1,300)	(18,937)	(5.8)
Riken Keiki Co. Ltd.	(14,600)	(606,136)	(186.4)
Ringer Hut Co. Ltd.	(33,800)	(522,936)	(160.8)
Roland Corp.	(8,900)	(260,622)	(80.1)
Rorze Corp.	(15,800)	(1,192,092)	(366.5)
Ryosan Co. Ltd.	(1,200)	(38,325)	(11.8)
SAMTY Co. Ltd.	(2,900)	(48,322)	(14.9)
Sangetsu Corp.	(37,600)	(716,116)	(220.2)
Sankei Real Estate, Inc.	(39)	(23,927)	(7.4)
Sanyo Denki Co. Ltd.	(800)	(30,057)	(9.2)
Sawai Group Holdings Co. Ltd.	(2,200)	(70,970)	(21.8)

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
SBI Sumishin Net Bank Ltd.	(4,900)	$(52,247)	(16.1)%
SBS Holdings, Inc.	(16,300)	(293,106)	(90.1)
Seiren Co. Ltd.	(16,300)	(244,797)	(75.3)
Senko Group Holdings Co. Ltd.	(700)	(4,888)	(1.5)
Senshu Ikeda Holdings, Inc.	(18,900)	(44,904)	(13.8)
Septeni Holdings Co. Ltd.	(309,800)	(882,357)	(271.3)
Shibaura Mechatronics Corp.	(5,400)	(236,767)	(72.8)
Shiga Bank Ltd.	(27,600)	(738,470)	(227.1)
Shin Nippon Biomedical Laboratories Ltd.	(27,600)	(311,970)	(95.9)
Shoei Co. Ltd.	(14,700)	(198,730)	(61.1)
SKY Perfect JSAT Holdings, Inc.	(144,200)	(675,418)	(207.7)
SOSiLA Logistics REIT, Inc.	(514)	(412,877)	(127.0)
Sotetsu Holdings, Inc.	(9,400)	(168,240)	(51.7)
SRE Holdings Corp.	(8,600)	(133,545)	(41.1)
Star Asia Investment Corp.	(484)	(184,437)	(56.7)
Star Micronics Co. Ltd.	(14,100)	(171,924)	(52.9)
Starts Proceed Investment Corp.	(213)	(296,700)	(91.2)
Sumitomo Bakelite Co. Ltd.	(3,400)	(153,327)	(47.1)
Sumitomo Rubber Industries Ltd.	(53,100)	(546,025)	(167.9)
SUNWELS Co. Ltd.	(24,900)	(434,507)	(133.6)
T Hasegawa Co. Ltd.	(7,600)	(161,382)	(49.6)
Takara Holdings, Inc.	(101,900)	(860,587)	(264.6)
Takara Leben Real Estate Investment Corp.	(957)	(635,109)	(195.3)
Tamura Corp.	(34,400)	(113,720)	(35.0)
T-Gaia Corp.	(8,900)	(107,343)	(33.0)
Toagosei Co. Ltd.	(20,100)	(186,859)	(57.5)
Tocalo Co. Ltd.	(16,000)	(146,570)	(45.1)
Toei Animation Co. Ltd.	(3,200)	(291,712)	(89.7)
Toei Co. Ltd.	(900)	(107,114)	(32.9)
Toho Bank Ltd.	(127,900)	(250,466)	(77.0)
Toho Holdings Co. Ltd.	(30,500)	(696,423)	(214.1)
TOKAI Holdings Corp.	(59,500)	(388,698)	(119.5)
Tokyo Kiraboshi Financial Group, Inc.	(16,500)	(493,652)	(151.8)
Tokyo Steel Manufacturing Co. Ltd.	(116,000)	(1,357,318)	(417.4)
Tokyotokeiba Co. Ltd.	(1,700)	(44,607)	(13.7)
TOMONY Holdings, Inc.	(119,300)	(407,135)	(125.2)
Topre Corp.	(19,700)	(215,164)	(66.2)
Toridoll Holdings Corp.	(5,900)	(144,550)	(44.4)
Towa Corp.	(4,400)	(152,950)	(47.0)
Toyo Construction Co. Ltd.	(2,300)	(19,021)	(5.8)
Toyo Gosei Co. Ltd.	(9,300)	(392,432)	(120.7)
Transcosmos, Inc.	(10,800)	(222,949)	(68.6)
Tri Chemical Laboratories, Inc.	(54,300)	(1,170,727)	(360.0)
TV Asahi Holdings Corp.	(28,600)	(312,489)	(96.1)
Universal Entertainment Corp.	(2,800)	(40,501)	(12.5)
Valqua Ltd.	(1,400)	(35,053)	(10.8)
Wacoal Holdings Corp.	(28,800)	(667,131)	(205.1)
Weathernews, Inc.	(6,700)	(265,822)	(81.7)
West Holdings Corp.	(3,500)	(78,262)	(24.1)
WingArc1st, Inc.	(5,900)	(107,042)	(32.9)
Workman Co. Ltd.	(18,000)	(470,814)	(144.8)
W-Scope Corp.	(23,300)	(136,883)	(42.1)
Yamaichi Electronics Co. Ltd.	(5,700)	(66,812)	(20.5)
YA-MAN Ltd.	(76,093)	(542,683)	(166.9)
Yamato Kogyo Co. Ltd.	(16,100)	(781,404)	(240.3)
Yodogawa Steel Works Ltd.	(900)	(21,301)	(6.5)
Yonex Co. Ltd.	(24,800)	(272,242)	(83.7)

Security	Shares	Value	% of Basket Value

Japan (continued)
Zeon Corp.	(37,700)	$(313,008)	(96.2)%
Zojirushi Corp.	(36,100)	(376,293)	(115.7)

		(92,286,363)

Luxembourg
RTL Group	(13,877)	(485,702)	(149.3)

Netherlands
Alfen NV	(525)	(16,516)	(5.1)
AMG Critical Materials NV	(18,596)	(484,082)	(148.8)
Arcadis NV	(10,921)	(460,755)	(141.7)
Corbion NV	(21,678)	(374,727)	(115.2)
Flow Traders Ltd.	(48,070)	(876,897)	(269.6)
TKH Group NV	(20,884)	(762,771)	(234.5)
Van Lanschot Kempen NV, GDR	(1,970)	(52,847)	(16.3)

		(3,028,595)

New Zealand
Fletcher Building Ltd.	(6,169)	(15,708)	(4.8)

Norway
Crayon Group Holding ASA	(15,930)	(93,935)	(28.9)
Entra ASA	(83,238)	(664,323)	(204.3)
Europris ASA	(31,547)	(182,716)	(56.2)
MPC Container Ships ASA	(664,799)	(961,025)	(295.5)
Norske Skog ASA	(46,165)	(172,782)	(53.1)
Norwegian Air Shuttle ASA	(253,560)	(184,168)	(56.6)
PGS ASA	(888,751)	(824,094)	(253.4)
Storebrand ASA	(97,949)	(828,968)	(254.9)

		(3,912,011)

Portugal
Altri SGPS SA	(33,212)	(160,361)	(49.3)
Greenvolt-Energias Renovaveis SA	(90,793)	(605,722)	(186.3)

		(766,083)

Puerto Rico
First BanCorp/Puerto Rico	(12,437)	(166,034)	(51.1)
Liberty Latin America Ltd.	(3,228)	(22,112)	(6.8)

		(188,146)

Singapore
Hafnia Ltd.	(81,861)	(549,421)	(168.9)
Kenon Holdings Ltd.	(7,349)	(135,311)	(41.6)
Parkway Life REIT	(5,000)	(12,280)	(3.8)

		(697,012)

Spain
Acerinox SA	(37,904)	(368,630)	(113.3)
Atresmedia Corp. de Medios de Comunicacion SA	(25,998)	(97,787)	(30.1)
Befesa SA	(19,775)	(577,401)	(177.5)
Ence Energia y Celulosa SA	(17,444)	(52,077)	(16.0)
Faes Farma SA	(81,318)	(254,960)	(78.4)
Gestamp Automocion SA	(34,041)	(125,019)	(38.4)
Grenergy Renovables SA	(6,106)	(144,763)	(44.5)
Laboratorios Farmaceuticos Rovi SA	(4,820)	(257,296)	(79.1)
Melia Hotels International SA	(12,324)	(68,824)	(21.2)
Sacyr SA	(26,578)	(76,610)	(23.6)
Solaria Energia y Medio Ambiente SA	(18,644)	(279,165)	(85.8)
Vidrala SA	(10,431)	(774,606)	(238.2)
Viscofan SA	(5,555)	(320,504)	(98.6)

		(3,397,642)

30	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Sweden
Addnode Group AB, Class B	(17,368)	$(110,654)	(34.0)%
Alleima AB	(24,798)	(154,119)	(47.4)
Axfood AB	(28,167)	(634,219)	(195.0)
Catena AB	(8,212)	(278,363)	(85.6)
Clas Ohlson AB, B Shares	(55,648)	(596,298)	(183.4)
Dometic Group AB	(227,965)	(1,435,700)	(441.5)
Hemnet Group AB	(62,402)	(1,108,166)	(340.7)
Hms Networks Ab	(10,743)	(364,448)	(112.1)
Hufvudstaden AB, A Shares	(36,533)	(398,407)	(122.5)
JM AB	(14,863)	(162,831)	(50.1)
Lindab International AB	(4,666)	(73,323)	(22.5)
Pandox AB, Class B	(18,414)	(185,426)	(57.0)
Paradox Interactive AB	(40,364)	(785,404)	(241.5)
Peab AB	(30,738)	(117,382)	(36.1)
Stillfront Group AB	(259,564)	(276,677)	(85.1)
Wihlborgs Fastigheter AB	(60,242)	(399,780)	(122.9)

		(7,081,197)

Switzerland
Allreal Holding AG	(8,751)	(1,422,653)	(437.5)
ALSO Holding AG, Registered Shares	(1,584)	(408,729)	(125.7)
Cembra Money Bank AG	(23,442)	(1,635,308)	(502.8)
Comet Holding AG	(516)	(102,904)	(31.6)
Daetwyler Holding AG	(2,250)	(402,721)	(123.8)
DocMorris AG	(3,139)	(132,490)	(40.7)
EFG International AG	(8,946)	(108,681)	(33.4)
Emmi AG	(840)	(802,459)	(246.8)
Forbo Holding AG, Registered Shares	(612)	(682,923)	(210.0)
Garrett Motion, Inc.	(13,955)	(98,522)	(30.3)
Huber & Suhner AG	(1,822)	(126,156)	(38.8)
Interroll Holding AG, Registered Shares	(224)	(597,239)	(183.6)
Komax Holding AG, Registered Shares	(1,489)	(299,016)	(91.9)
Landis&Gyr Group AG	(9,562)	(717,655)	(220.7)
Leonteq AG	(4,538)	(197,650)	(60.8)
Medmix AG	(507)	(10,648)	(3.3)
Meyer Burger Technology AG	(553,494)	(150,022)	(46.1)
Mobimo Holding AG, Registered Shares	(2,423)	(676,547)	(208.0)
Schweiter Technologies AG	(141)	(79,675)	(24.5)
Sensirion Holding Ag	(844)	(64,443)	(19.8)
SFS Group AG	(12,882)	(1,303,789)	(400.9)
SKAN Group AG	(3,197)	(244,108)	(75.1)
St Galler Kantonalbank AG, Registered Shares	(571)	(313,185)	(96.3)
Valiant Holding AG, Registered Shares	(210)	(23,145)	(7.1)
Vontobel Holding AG, Registered Shares	(6,940)	(411,667)	(126.6)
Zehnder Group AG	(3,105)	(162,338)	(49.9)

		(11,174,673)

United Kingdom
4imprint Group PLC	(2,086)	(128,272)	(39.4)
888 Holdings PLC	(1,206,060)	(1,199,955)	(369.0)
Ascential PLC	(291,902)	(929,912)	(285.9)
Auction Technology Group PLC	(22,953)	(157,324)	(48.4)
Bellway PLC	(1,728)	(43,863)	(13.5)
Britvic PLC	(57,699)	(590,659)	(181.6)
Ceres Power Holdings PLC	(3,009)	(7,288)	(2.2)
Coats Group PLC	(126,141)	(104,203)	(32.0)
Cranswick PLC	(2,262)	(96,669)	(29.7)
Crest Nicholson Holdings PLC	(56,167)	(109,822)	(33.8)
Currys PLC	(376,605)	(206,183)	(63.4)
Domino’s Pizza Group PLC	(16,264)	(68,230)	(21.0)

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Dowlais Group PLC	(252,192)	$(308,578)	(94.9)%
Dr. Martens PLC	(77,793)	(110,889)	(34.1)
Dunelm Group PLC	(1,571)	(18,583)	(5.7)
Elementis PLC	(539,582)	(780,594)	(240.0)
Ergomed PLC	(31,157)	(510,345)	(156.9)
Frasers Group PLC	(84,485)	(829,921)	(255.2)
Future PLC	(2,185)	(23,593)	(7.3)
GB Group PLC	(68,061)	(198,693)	(61.1)
Genuit Group PLC	(285,761)	(927,039)	(285.1)
Global Ship Lease, Inc., Class A	(994)	(17,475)	(5.4)
Home Reit PLC	(319,295)	(110,271)	(33.9)
Ibstock PLC	(301,324)	(451,171)	(138.7)
IntegraFin Holdings PLC	(10,126)	(27,065)	(8.3)
Lancashire Holdings Ltd.	(59,530)	(412,799)	(126.9)
LXI REIT PLC	(200,916)	(210,568)	(64.8)
Moonpig Group PLC	(534,869)	(1,076,673)	(331.1)
Oxford Nanopore Technologies PLC	(95,387)	(237,202)	(72.9)
Pagegroup PLC	(45,880)	(211,401)	(65.0)
Petrofac Ltd.	(202,777)	(116,599)	(35.9)
Rathbones Group PLC	(32,784)	(601,318)	(184.9)
Reach PLC	(228,781)	(213,266)	(65.6)
Renewi PLC	(30,276)	(217,346)	(66.8)
Renishaw PLC	(5,173)	(195,459)	(60.1)
Rotork PLC	(103,148)	(370,307)	(113.9)
Safestore Holdings PLC	(11,502)	(95,894)	(29.5)
SSP Group PLC	(241,793)	(531,722)	(163.5)
Trainline PLC	(7,474)	(23,773)	(7.3)
Travis Perkins PLC	(61,887)	(560,501)	(172.3)
Victrex PLC	(23,233)	(390,770)	(120.2)
Volex PLC	(137,279)	(473,855)	(145.7)
Watches of Switzerland Group PLC	(22,592)	(138,641)	(42.6)
WH Smith PLC	(130,491)	(1,849,938)	(568.8)
Yellow Cake PLC	(290,269)	(1,958,533)	(602.2)

		(17,843,162)

United States
ACI Worldwide, Inc.	(5,807)	(118,289)	(36.4)
ACV Auctions, Inc., Class A	(10,662)	(142,124)	(43.7)
Adeia, Inc.	(13,615)	(114,774)	(35.3)
ADT, Inc.	(21,098)	(119,415)	(36.7)
ADTRAN Holdings, Inc.	(19,907)	(130,789)	(40.2)
Aehr Test Systems	(48,165)	(1,134,767)	(348.9)
AeroVironment, Inc.	(1,242)	(142,408)	(43.8)
AerSale Corp.	(39,707)	(607,120)	(186.7)
Agiliti, Inc.	(36,104)	(203,266)	(62.5)
Allegiant Travel Co.	(9,465)	(630,558)	(193.9)
Altair Engineering, Inc., Class A	(3,345)	(207,791)	(63.9)
Alteryx, Inc., Class A	(5,714)	(182,905)	(56.2)
Altus Power, Inc., Class A	(8,050)	(42,746)	(13.1)
AMC Networks, Inc.	(7,776)	(91,757)	(28.2)
Amerant Bancorp, Inc.	(7,272)	(132,569)	(40.8)
American States Water Co.	(1,581)	(123,397)	(37.9)
America’s Car-Mart, Inc.	(5,513)	(369,261)	(113.5)
Amplitude, Inc., Class A	(42,993)	(428,210)	(131.7)
ANI Pharmaceuticals, Inc.	(4,811)	(297,031)	(91.3)
Anterix, Inc.	(6,219)	(189,617)	(58.3)
Apollo Commercial Real Estate Finance, Inc.	(22,910)	(228,184)	(70.2)
Appfolio, Inc., Class A	(2,232)	(418,656)	(128.7)
Appian Corp., Class A	(11,379)	(449,015)	(138.1)
Applied Digital Corp.	(42,006)	(204,989)	(63.0)
Ares Commercial Real Estate Corp.	(38,136)	(349,707)	(107.5)

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Arhaus, Inc., Class A	(1,284)	$(11,068)	(3.4)%
Arko Corp.	(3,635)	(27,444)	(8.4)
ARMOUR Residential REIT, Inc.	(43,025)	(626,874)	(192.8)
Array Technologies, Inc.	(3,351)	(58,073)	(17.9)
Artesian Resources Corp., Class A	(1,797)	(70,622)	(21.7)
Artisan Partners Asset Management, Inc., Class A	(24,477)	(807,741)	(248.4)
Astronics Corp.	(947)	(14,518)	(4.5)
Atlanta Braves Holdings, Inc., Class C	(7,950)	(276,501)	(85.0)
Atlantic Union Bankshares Corp.	(21,243)	(612,011)	(188.2)
Avanos Medical, Inc.	(5,158)	(94,701)	(29.1)
AvePoint, Inc.	(33,342)	(249,732)	(76.8)
Aviat Networks, Inc.	(5,704)	(152,297)	(46.8)
Avid Technology, Inc.	(47,310)	(1,278,316)	(393.1)
AvidXchange Holdings, Inc.	(1,995)	(17,237)	(5.3)
Avient Corp.	(5,060)	(159,997)	(49.2)
Axsome Therapeutics, Inc.	(13,406)	(834,926)	(256.7)
Azenta, Inc.	(2,461)	(111,852)	(34.4)
B Riley Financial Inc.	(803)	(29,077)	(8.9)
Babcock & Wilcox Enterprises, Inc.	(80,638)	(212,078)	(65.2)
Balchem Corp.	(1,273)	(147,974)	(45.5)
BancFirst Corp.	(2,937)	(238,220)	(73.3)
Bank of Hawaii Corp.	(6,261)	(309,231)	(95.1)
Barnes Group, Inc.	(13,862)	(288,191)	(88.6)
Beauty Health Co.	(42,267)	(171,181)	(52.6)
Belden, Inc.	(3,767)	(267,080)	(82.1)
BGC Group, Inc.	(33,254)	(195,201)	(60.0)
BioLife Solutions, Inc.	(3,942)	(39,814)	(12.2)
Bloomin’ Brands, Inc.	(23,851)	(556,682)	(171.2)
BOK Financial Corp.	(856)	(56,085)	(17.2)
Boot Barn Holdings, Inc.	(11,816)	(821,212)	(252.5)
Boston Omaha Corp., Class A	(32,229)	(458,619)	(141.0)
BrightSpire Capital, Inc., Class A	(14,789)	(83,706)	(25.7)
Brinker International, Inc.	(868)	(29,443)	(9.1)
Brink’s Co.	(1,363)	(91,130)	(28.0)
Broadstone Net Lease, Inc.	(17,040)	(241,116)	(74.1)
BRP Group, Inc., Class A	(41,433)	(867,193)	(266.6)
BRT Apartments Corp.	(2,102)	(34,115)	(10.5)
Buckle, Inc.	(1,940)	(65,514)	(20.1)
Burford Capital Ltd.	(30,994)	(385,565)	(118.6)
Business First Bancshares, Inc.	(1,696)	(33,140)	(10.2)
Cadre Holdings, Inc.	(27,871)	(781,782)	(240.4)
Calavo Growers, Inc.	(5,386)	(136,481)	(42.0)
Caleres, Inc.	(5,386)	(137,774)	(42.4)
California Water Service Group	(12,416)	(604,411)	(185.8)
Calix, Inc.	(3,284)	(108,766)	(33.4)
Callon Petroleum Co.	(8,233)	(307,503)	(94.6)
Cal-Maine Foods, Inc.	(13,680)	(619,841)	(190.6)
Cambridge Bancorp	(4,363)	(234,337)	(72.1)
Camping World Holdings, Inc., Class A	(8,279)	(138,673)	(42.6)
Cardlytics, Inc.	(5,229)	(64,787)	(19.9)
Carpenter Technology Corp.	(2,945)	(184,710)	(56.8)
Carriage Services, Inc., Class A	(12,423)	(268,337)	(82.5)
Carter’s, Inc.	(9,383)	(630,162)	(193.8)
Casella Waste Systems, Inc., Class A	(13,250)	(999,712)	(307.4)
Cass Information Systems, Inc.	(12,526)	(473,608)	(145.6)
Cathay General Bancorp	(17,932)	(608,074)	(187.0)
CBIZ, Inc.	(16,781)	(871,941)	(268.1)
CCC Intelligent Solutions Holdings, Inc.	(132,549)	(1,427,553)	(439.0)
Centrus Energy Corp., Class A	(2,839)	(150,666)	(46.3)
Certara, Inc.	(37,908)	(462,099)	(142.1)
Claros Mortgage Trust, Inc.	(66,690)	(695,577)	(213.9)

Security	Shares	Value	% of Basket Value

United States (continued)
Cleanspark, Inc.	(38,591)	$(158,223)	(48.7)%
Clearfield, Inc.	(20,894)	(501,874)	(154.3)
Clearwater Analytics Holdings, Inc., Class A	(1,368)	(24,733)	(7.6)
Clearway Energy, Inc., Class C	(2,631)	(57,119)	(17.6)
CNA Financial Corp.	(2,932)	(118,453)	(36.4)
CNB Financial Corp.	(824)	(14,980)	(4.6)
CNX Resources Corp.	(13,115)	(284,858)	(87.6)
Coastal Financial Corp.	(4,428)	(164,589)	(50.6)
Collegium Pharmaceutical, Inc.	(11,237)	(244,517)	(75.2)
Columbia Financial, Inc.	(26,775)	(431,077)	(132.6)
Columbus McKinnon Corp.	(4,395)	(134,355)	(41.3)
Community Bank System, Inc.	(8,139)	(325,153)	(100.0)
Community Healthcare Trust, Inc.	(10,384)	(297,709)	(91.5)
Community Trust Bancorp, Inc.	(6,162)	(231,445)	(71.2)
Compass Minerals International, Inc.	(1,269)	(31,268)	(9.6)
Conduent, Inc.	(45,307)	(144,529)	(44.4)
CONMED Corp.	(10,082)	(982,592)	(302.1)
Consensus Cloud Solutions, Inc.	(30,536)	(659,272)	(202.7)
CoreCivic, Inc.	(11,578)	(147,041)	(45.2)
Couchbase, Inc.	(6,415)	(99,817)	(30.7)
Covenant Logistics Group, Inc., Class A	(865)	(34,155)	(10.5)
Crescent Energy Co., Class A	(20,772)	(253,003)	(77.8)
CSW Industrials, Inc.	(143)	(25,348)	(7.8)
CTS Corp.	(22,043)	(824,629)	(253.6)
Cymabay Therapeutics, Inc.	(11,692)	(191,515)	(58.9)
Cytek Biosciences, Inc.	(12,763)	(53,732)	(16.5)
Dave & Buster’s Entertainment, Inc.	(4,592)	(160,444)	(49.3)
Definitive Healthcare Corp., Class A	(28,069)	(161,677)	(49.7)
Denny’s Corp.	(16,394)	(141,316)	(43.5)
Designer Brands, Inc.	(4,590)	(46,405)	(14.3)
Diamond Hill Investment Group, Inc.	(145)	(22,780)	(7.0)
DiamondRock Hospitality Co.	(93,350)	(721,595)	(221.9)
Digitalbridge Group, Inc.	(4,730)	(74,971)	(23.1)
Digitalocean Holdings, Inc.	(22,489)	(460,125)	(141.5)
Dine Brands Global, Inc.	(19,920)	(981,857)	(301.9)
DocGo, Inc.	(34,048)	(202,245)	(62.2)
Domo, Inc.	(17,469)	(142,547)	(43.8)
Dorman Products, Inc.	(1,869)	(116,214)	(35.7)
Douglas Emmett, Inc.	(39,745)	(445,541)	(137.0)
Ducommun, Inc.	(3,835)	(183,466)	(56.4)
Eagle Bulk Shipping, Inc.	(1,187)	(48,430)	(14.9)
Easterly Government Properties, Inc., Class A	(193,372)	(2,080,683)	(639.8)
Eastern Bankshares, Inc.	(18,933)	(208,452)	(64.1)
Eastman Kodak Co.	(70,243)	(261,304)	(80.3)
Ecovyst, Inc.	(9,754)	(89,737)	(27.6)
Edgewell Personal Care Co.	(14,884)	(519,452)	(159.7)
Embecta Corp.	(20,539)	(310,550)	(95.5)
Empire State Realty Trust, Inc.	(18,710)	(151,364)	(46.5)
Encore Capital Group, Inc.	(1,718)	(64,734)	(19.9)
Energizer Holdings, Inc.	(55,894)	(1,765,133)	(542.8)
Enfusion, Inc., Class A	(40,336)	(334,789)	(102.9)
Enhabit, Inc.	(5,231)	(38,552)	(11.9)
Enliven Therapeutics, Inc.	(24,585)	(304,608)	(93.7)
Enovix Corp.	(35,542)	(316,679)	(97.4)
EnPro Industries, Inc.	(5,273)	(585,619)	(180.1)
Enstar Group Ltd.	(1,404)	(332,706)	(102.3)
EPR Properties	(7,276)	(310,685)	(95.5)
Equity Commonwealth	(48,427)	(917,207)	(282.0)
Essential Properties Realty Trust, Inc.	(39,438)	(865,664)	(266.2)
European Wax Center, Inc., Class A	(88,374)	(1,305,284)	(401.4)
EverCommerce, Inc.	(39,077)	(374,358)	(115.1)

32	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Evolent Health, Inc., Class A	(13,074)	$(319,398)	(98.2)%
Evolus, Inc.	(10,099)	(76,752)	(23.6)
Evolv Technologies Holdings, Inc.	(3,025)	(12,856)	(4.0)
Excelerate Energy, Inc.	(27,753)	(394,648)	(121.3)
Expro Group Holdings NV	(4,364)	(68,733)	(21.1)
F&G Annuities & Life, Inc.	(3,119)	(95,722)	(29.4)
Farmland Partners, Inc.	(119,512)	(1,245,315)	(382.9)
Fastly, Inc., Class A	(10,403)	(152,612)	(46.9)
Federal Signal Corp.	(2,145)	(124,496)	(38.3)
First Advantage Corp.	(18,855)	(245,304)	(75.4)
First Bancorp/Southern Pines NC	(29,932)	(868,627)	(267.1)
First Bancshares, Inc.	(2,864)	(69,366)	(21.3)
First Commonwealth Financial Corp.	(60,724)	(739,618)	(227.4)
First Community Bankshares, Inc.	(9,762)	(318,729)	(98.0)
First Financial Bankshares, Inc.	(3,280)	(78,884)	(24.3)
First Merchants Corp.	(4,775)	(130,405)	(40.1)
FirstCash Holdings, Inc.	(5,835)	(635,548)	(195.4)
Flywire Corp.	(5,657)	(152,117)	(46.8)
Foot Locker, Inc.	(21,862)	(458,883)	(141.1)
FormFactor, Inc.	(1,949)	(66,032)	(20.3)
Fortrea Holdings, Inc.	(37,476)	(1,064,318)	(327.3)
Franklin BSP Realty Trust, Inc.	(18,697)	(235,769)	(72.5)
Freshpet, Inc.	(20,022)	(1,149,263)	(353.4)
Funko, Inc., Class A	(29,342)	(226,227)	(69.6)
FutureFuel Corp.	(5,283)	(34,604)	(10.6)
GCM Grosvenor, Inc., Class A	(17,773)	(143,073)	(44.0)
GEO Group, Inc.	(5,003)	(43,726)	(13.4)
German American Bancorp, Inc.	(7,177)	(196,147)	(60.3)
Getty Realty Corp.	(1,701)	(45,281)	(13.9)
Glacier Bancorp, Inc.	(4,931)	(148,867)	(45.8)
Gladstone Commercial Corp.	(5,630)	(67,279)	(20.7)
Gladstone Land Corp.	(9,270)	(126,628)	(38.9)
Glaukos Corp.	(359)	(24,484)	(7.5)
Global Medical REIT, Inc.	(18,783)	(162,661)	(50.0)
Global Net Lease, Inc.	(53,640)	(425,902)	(131.0)
Gogo, Inc.	(59,260)	(622,230)	(191.3)
Goosehead Insurance, Inc.	(5,370)	(348,352)	(107.1)
GrafTech International Ltd.	(30,332)	(104,645)	(32.2)
Great Southern Bancorp, Inc.	(6,362)	(316,319)	(97.3)
Green Brick Partners, Inc.	(1,423)	(55,070)	(16.9)
Greenbrier Cos., Inc.	(1,790)	(61,916)	(19.0)
Grid Dynamics Holdings, Inc.	(20,695)	(209,847)	(64.5)
Hallador Energy Co.	(2,410)	(33,692)	(10.4)
Hamilton Lane, Inc., Class A	(12,218)	(1,027,778)	(316.0)
Hanesbrands, Inc.	(13,213)	(55,362)	(17.0)
Harrow Health, Inc.	(8,402)	(120,443)	(37.0)
Hawkins, Inc.	(2,293)	(131,687)	(40.5)
Haynes International, Inc.	(2,910)	(125,203)	(38.5)
Helios Technologies, Inc.	(6,823)	(352,886)	(108.5)
Heritage Commerce Corp.	(15,135)	(123,804)	(38.1)
HighPeak Energy, Inc.	(1,299)	(23,005)	(7.1)
Highwoods Properties, Inc.	(9,949)	(177,988)	(54.7)
Hillman Solutions Corp.	(141,423)	(927,735)	(285.3)
Hilltop Holdings, Inc.	(18,924)	(522,681)	(160.7)
HireRight Holdings Corp.	(10,145)	(93,435)	(28.7)
Home BancShares, Inc.	(38,385)	(784,973)	(241.4)
Ichor Holdings Ltd.	(15,808)	(383,502)	(117.9)
IMAX Corp.	(13,813)	(251,535)	(77.3)
Impinj, Inc.	(8,369)	(540,721)	(166.3)
Informatica, Inc., Class A	(14,745)	(282,809)	(87.0)
Ingles Markets, Inc.	(5,312)	(426,129)	(131.0)
Innospec, Inc.	(2,882)	(282,436)	(86.8)

Security	Shares	Value	% of Basket Value

United States (continued)
Inspired Entertainment, Inc.	(4,728)	$(47,185)	(14.5)%
International Bancshares Corp.	(12,864)	(563,829)	(173.4)
Intrepid Potash, Inc.	(3,001)	(59,690)	(18.4)
InvenTrust Properties Corp.	(25,941)	(651,119)	(200.2)
iRhythm Technologies, Inc.	(12,674)	(995,162)	(306.0)
Ivanhoe Electric, Inc.	(9,014)	(92,303)	(28.4)
J & J Snack Foods Corp.	(188)	(29,443)	(9.1)
Jack in the Box, Inc.	(17,245)	(1,089,539)	(335.0)
Jackson Financial, Inc.	(19,135)	(702,446)	(216.0)
JBG SMITH Properties	(68,069)	(876,048)	(269.4)
John Bean Technologies Corp.	(4,097)	(426,170)	(131.0)
John Wiley & Sons, Inc.	(6,473)	(195,938)	(60.2)
Kadant, Inc.	(1,830)	(402,600)	(123.8)
Kinetik Holdings, Inc., Class A	(40,663)	(1,441,097)	(443.1)
KKR Real Estate Finance Trust, Inc.	(13,320)	(139,061)	(42.8)
Kratos Defense & Security Solutions, Inc.	(5,835)	(99,487)	(30.6)
Krispy Kreme, Inc.	(135,984)	(1,758,273)	(540.6)
Kura Sushi USA, Inc., Class A	(2,295)	(131,136)	(40.3)
Lakeland Financial Corp.	(3,885)	(191,336)	(58.8)
LCI Industries	(13,684)	(1,484,577)	(456.5)
Lemonade, Inc.	(45,131)	(493,733)	(151.8)
Leonardo DRS, Inc.	(24,532)	(467,825)	(143.9)
Leslie’s, Inc.	(78,230)	(386,456)	(118.8)
Liberty Energy, Inc., Class A	(28,804)	(567,439)	(174.5)
Liberty Media Corp.-Liberty Live	(14,965)	(476,935)	(146.7)
Life Time Group Holdings, Inc.	(5,567)	(65,802)	(20.2)
Lightwave Logic, Inc.	(65,430)	(296,398)	(91.1)
Lindblad Expeditions Holdings, Inc.	(1,735)	(10,792)	(3.3)
Liquidia Corp.	(696)	(4,531)	(1.4)
Littelfuse, Inc.	(897)	(194,353)	(59.8)
LTC Properties, Inc.	(19,059)	(602,455)	(185.2)
Luminar Technologies, Inc., Class A	(55,934)	(177,311)	(54.5)
Macerich Co.	(126,921)	(1,233,672)	(379.3)
Madison Square Garden Entertainment Corp., Class A	(12,274)	(374,112)	(115.0)
Marathon Digital Holdings, Inc.	(13,635)	(120,124)	(36.9)
Maravai LifeSciences Holdings, Inc., Class A .	(18,784)	(128,858)	(39.6)
Marqeta, Inc.	(3,925)	(20,292)	(6.2)
Marten Transport Ltd.	(7,358)	(129,354)	(39.8)
MasterCraft Boat Holdings, Inc.	(16,998)	(347,439)	(106.8)
MaxCyte, Inc.	(15,107)	(44,717)	(13.8)
MBIA, Inc.	(32,820)	(225,802)	(69.4)
MediaAlpha, Inc., Class A	(3,385)	(34,798)	(10.7)
Medifast, Inc.	(4,422)	(305,826)	(94.0)
Mercury Systems, Inc.	(21,761)	(782,961)	(240.7)
MeridianLink, Inc.	(38,578)	(633,451)	(194.8)
Mesa Laboratories, Inc.	(862)	(80,881)	(24.9)
MFA Financial, Inc.	(10,263)	(91,238)	(28.1)
MGE Energy, Inc.	(2,531)	(181,296)	(55.7)
Middlesex Water Co.	(6,533)	(415,041)	(127.6)
Mirion Technologies, Inc., Class A	(88,829)	(615,585)	(189.3)
Mission Produce, Inc.	(11,925)	(112,214)	(34.5)
Modine Manufacturing Co.	(2,313)	(91,364)	(28.1)
ModivCare, Inc.	(14,093)	(595,288)	(183.0)
Montauk Renewables, Inc.	(8,423)	(84,735)	(26.1)
Movado Group, Inc.	(13,012)	(362,514)	(111.5)
Mueller Water Products, Inc., Class A	(59,375)	(734,469)	(225.8)
National Bank Holdings Corp.	(9,082)	(283,177)	(87.1)
National Cinemedia, Inc.	(27,209)	(106,387)	(32.7)
National Health Investors, Inc.	(1,821)	(91,123)	(28.0)
National Presto Industries, Inc.	(3,494)	(261,176)	(80.3)
National Western Life Group, Inc.	(1,093)	(523,438)	(161.0)

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Navient Corp.	(29,466)	$(468,804)	(144.2)%
Navitas Semiconductor Corp., Class A	(12,496)	(65,479)	(20.1)
NBT Bancorp, Inc.	(20,428)	(683,725)	(210.2)
nCino, Inc.	(9,830)	(276,223)	(84.9)
Nelnet, Inc., Class A	(1,030)	(87,354)	(26.9)
NeoGenomics, Inc.	(5,229)	(73,311)	(22.5)
NETSTREIT Corp.	(94,241)	(1,342,934)	(412.9)
New York Mortgage Trust, Inc.	(27,345)	(213,018)	(65.5)
Newmark Group, Inc.	(11,130)	(63,107)	(19.4)
NewMarket Corp.	(1,576)	(759,868)	(233.6)
NextDecade Corp.	(5,204)	(22,846)	(7.0)
Nicolet Bankshares, Inc.	(9,538)	(694,557)	(213.6)
nLight, Inc.	(60,821)	(506,639)	(155.8)
Northern Oil and Gas, Inc.	(24,095)	(923,802)	(284.1)
Northfield Bancorp, Inc.	(8,063)	(69,342)	(21.3)
Northwest Bancshares, Inc.	(15,100)	(157,342)	(48.4)
NorthWestern Corp.	(12,241)	(587,690)	(180.7)
Novanta, Inc.	(3,940)	(520,316)	(160.0)
NuScale Power Corp.	(8,028)	(27,135)	(8.3)
NV5 Global, Inc.	(2,739)	(258,425)	(79.5)
NVE Corp.	(152)	(10,336)	(3.2)
One Liberty Properties, Inc.	(3,273)	(60,223)	(18.5)
OneSpan, Inc.	(22,858)	(180,578)	(55.5)
OneWater Marine, Inc., Class A	(33,812)	(765,166)	(235.3)
Open Lending Corp.	(23,788)	(142,490)	(43.8)
Origin Bancorp, Inc.	(16,124)	(477,109)	(146.7)
OrthoPediatrics Corp.	(18,024)	(440,867)	(135.6)
Papa John’s International, Inc.	(10,162)	(660,733)	(203.2)
PAR Technology Corp.	(31,809)	(928,505)	(285.5)
Paragon 28, Inc.	(2,636)	(22,749)	(7.0)
Paramount Group, Inc.	(68,614)	(293,668)	(90.3)
Park National Corp.	(567)	(57,488)	(17.7)
Pathward Financial, Inc.	(4,287)	(194,158)	(59.7)
Patrick Industries, Inc.	(2,402)	(180,510)	(55.5)
Paycor HCM, Inc.	(13,606)	(293,617)	(90.3)
Paymentus Holdings, Inc.	(40,282)	(586,506)	(180.3)
Peapack-Gladstone Financial Corp.	(5,491)	(128,325)	(39.5)
Pediatrix Medical Group, Inc.	(19,202)	(220,055)	(67.7)
Peloton Interactive, Inc., Class A	(10,761)	(51,222)	(15.8)
PennyMac Mortgage Investment Trust	(75,215)	(951,470)	(292.6)
Peoples Bancorp, Inc.	(9,420)	(259,804)	(79.9)
Perficient, Inc.	(2,872)	(167,122)	(51.4)
PGT Innovations, Inc.	(1,109)	(33,203)	(10.2)
Phillips Edison & Co., Inc.	(25,575)	(903,053)	(277.7)
Phinia, Inc.	(39,779)	(1,029,481)	(316.6)
Piedmont Lithium, Inc.	(24,744)	(679,718)	(209.0)
Piedmont Office Realty Trust, Inc.	(54,128)	(282,007)	(86.7)
Piper Sandler Cos	(653)	(91,322)	(28.1)
Pitney Bowes, Inc.	(53,919)	(174,158)	(53.6)
Plexus Corp.	(10,567)	(1,038,947)	(319.5)
Plymouth Industrial REIT, Inc.	(33,112)	(660,253)	(203.0)
PolyPeptide Group AG	(22,150)	(420,671)	(129.4)
Portillo’s, Inc., Class A	(30,044)	(449,158)	(138.1)
PotlatchDeltic Corp.	(19,253)	(824,991)	(253.7)
Powell Industries, Inc.	(2,275)	(174,379)	(53.6)
PowerSchool Holdings, Inc., Class A	(10,386)	(206,889)	(63.6)
Premier, Inc., Class A	(22,504)	(432,527)	(133.0)
ProAssurance Corp.	(13,868)	(235,756)	(72.5)
PROCEPT BioRobotics Corp.	(33,799)	(905,475)	(278.4)
ProFrac Holding Corp.	(48,940)	(461,015)	(141.8)
ProPetro Holding Corp.	(7,812)	(81,870)	(25.2)
PubMatic, Inc.	(1,722)	(19,407)	(6.0)

Security	Shares	Value	% of Basket Value

United States (continued)
Pulmonx Corp.	(27,688)	$(243,378)	(74.8)%
PureCycle Technologies, Inc.	(17,688)	(78,712)	(24.2)
QIAGEN NV	(8,180)	(306,177)	(94.1)
Quanterix Corp.	(11,210)	(243,481)	(74.9)
Ramaco Resources, Inc.	(3,194)	(37,625)	(11.6)
Ranpak Holdings Corp., Class A	(3,162)	(9,992)	(3.1)
RCI Hospitality Holdings, Inc.	(11,183)	(609,585)	(187.4)
Ready Capital Corp.	(79,144)	(746,328)	(229.5)
Red Rock Resorts, Inc.	(8,287)	(327,751)	(100.8)
Redwood Trust, Inc.	(12,937)	(81,244)	(25.0)
Reliance Worldwide Corp. Ltd.	(163,087)	(363,514)	(111.8)
Resources Connection, Inc.	(10,510)	(141,570)	(43.5)
Retail Opportunity Investments Corp.	(70,595)	(828,785)	(254.8)
Rocket Lab USA, Inc.	(203,396)	(860,365)	(264.6)
RPC, Inc.	(41,924)	(348,808)	(107.3)
RXO, Inc.	(19,789)	(346,505)	(106.5)
S&T Bancorp, Inc.	(19,270)	(496,395)	(152.6)
Sabra Health Care REIT, Inc.	(131,962)	(1,799,962)	(553.5)
Sabre Corp.	(18,991)	(66,469)	(20.4)
Schneider National, Inc.	(16,668)	(422,200)	(129.8)
Seacoast Banking Corp. of Florida	(9,046)	(182,820)	(56.2)
Select Water Solutions, Inc.	(30,667)	(228,162)	(70.2)
Sensient Technologies Corp.	(18,977)	(1,070,682)	(329.2)
Seritage Growth Properties	(72,142)	(522,308)	(160.6)
Service Properties Trust	(3,248)	(23,548)	(7.2)
Shake Shack, Inc., Class A	(3,902)	(218,668)	(67.2)
Shenandoah Telecommunications Co.	(16,664)	(394,270)	(121.2)
Shoals Technologies Group, Inc., Class A	(43,582)	(669,420)	(205.8)
Silgan Holdings, Inc.	(47,267)	(1,893,516)	(582.2)
SilverBow Resources, Inc.	(31,884)	(1,087,244)	(334.3)
Simmons First National Corp., Class A	(17,534)	(249,158)	(76.6)
Simply Good Foods Co.	(25,893)	(965,550)	(296.9)
SITE Centers Corp.	(123,588)	(1,441,036)	(443.1)
SiTime Corp.	(3,737)	(372,953)	(114.7)
Six Flags Entertainment Corp.	(54,169)	(1,077,963)	(331.5)
SJW Group	(1,902)	(118,837)	(36.5)
Sleep Number Corp.	(11,064)	(180,011)	(55.4)
Sotera Health Co.	(38,853)	(491,879)	(151.2)
Southern Missouri Bancorp, Inc.	(446)	(18,041)	(5.5)
Spectrum Brands Holdings, Inc.	(10,758)	(810,293)	(249.2)
Spirit AeroSystems Holdings, Inc., Class A	(13,967)	(315,654)	(97.1)
Stagwell, Inc., Class A	(3,945)	(16,253)	(5.0)
Stellar Bancorp, Inc.	(11,937)	(259,510)	(79.8)
Stem, Inc.	(49,573)	(167,557)	(51.5)
Stepan Co.	(3,920)	(293,216)	(90.2)
StepStone Group, Inc., Class A	(16,938)	(479,345)	(147.4)
Stericycle, Inc.	(25,773)	(1,062,879)	(326.8)
Sterling Check Corp.	(9,581)	(107,116)	(32.9)
Steven Madden Ltd.	(22,809)	(747,907)	(230.0)
Sun Country Airlines Holdings, Inc.	(14,082)	(183,348)	(56.4)
SunCoke Energy, Inc.	(31,115)	(295,904)	(91.0)
SunPower Corp.	(50,840)	(217,087)	(66.8)
Sunrun, Inc.	(46,461)	(448,349)	(137.9)
Sunstone Hotel Investors, Inc.	(20,120)	(187,116)	(57.5)
Sweetgreen, Inc., Class A	(41,348)	(427,125)	(131.3)
Sylvamo Corp.	(2,705)	(119,831)	(36.8)
Target Hospitality Corp.	(8,075)	(110,870)	(34.1)
Tarsus Pharmaceuticals, Inc.	(5,605)	(79,815)	(24.5)
Terns Pharmaceuticals, Inc.	(60,088)	(316,063)	(97.2)
TETRA Technologies, Inc.	(3,799)	(18,007)	(5.5)
Texas Capital Bancshares, Inc.	(1,918)	(105,605)	(32.5)
TFS Financial Corp.	(65,547)	(777,387)	(239.0)

34	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Tidewater, Inc.	(8,298)	$(567,168)	(174.4)%
TimkenSteel Corp.	(7,034)	(143,001)	(44.0)
Towne Bank	(22,069)	(528,332)	(162.5)
TPG, Inc.	(16,853)	(465,817)	(143.2)
Traeger, Inc.	(2,810)	(7,390)	(2.3)
Transcat, Inc.	(1,740)	(156,635)	(48.2)
TreeHouse Foods, Inc.	(1,897)	(79,086)	(24.3)
TriMas Corp.	(11,251)	(272,387)	(83.8)
TripAdvisor, Inc.	(4,918)	(72,590)	(22.3)
Triumph Financial, Inc.	(5,942)	(369,889)	(113.7)
Triumph Group, Inc.	(92,348)	(688,916)	(211.8)
TrueBlue, Inc.	(5,134)	(56,833)	(17.5)
Trupanion, Inc.	(5,029)	(103,597)	(31.9)
TrustCo Bank Corp./New York	(1,984)	(50,652)	(15.6)
Ubiquiti, Inc.	(4,730)	(574,458)	(176.6)
Udemy, Inc.	(6,433)	(57,447)	(17.7)
UFP Technologies, Inc.	(2,307)	(359,707)	(110.6)
Ultra Clean Holdings, Inc.	(22,024)	(525,493)	(161.6)
UniFirst Corp.	(4,895)	(804,885)	(247.5)
United Community Banks, Inc.	(23,627)	(521,920)	(160.5)
United Natural Foods, Inc.	(73,159)	(1,066,658)	(328.0)
Uniti Group, Inc.	(50,501)	(232,305)	(71.4)
Universal Corp.	(11,453)	(515,385)	(158.5)
Universal Health Realty, Inc.ome Trust	(5,557)	(213,611)	(65.7)
Ventyx Biosciences, Inc.	(3,546)	(51,133)	(15.7)
Veris Residential, Inc.	(60,895)	(815,384)	(250.7)
Vertex Energy, Inc.	(103,465)	(445,934)	(137.1)
Victoria’s Secret & Co.	(25,342)	(453,115)	(139.3)
Virtus Investment Partners, Inc.	(209)	(38,504)	(11.8)
Vishay Intertechnology, Inc.	(57,220)	(1,272,573)	(391.3)
Vista Outdoor, Inc.	(52,565)	(1,320,433)	(406.0)
Vobile Group Ltd.	(156,000)	(40,217)	(12.4)
VSE Corp.	(11,109)	(597,664)	(183.8)
WaFd, Inc.	(21,491)	(530,398)	(163.1)
Walker & Dunlop, Inc.	(1,155)	(74,844)	(23.0)
Warby Parker, Inc.	(4,718)	(61,240)	(18.8)
Warrior Met Coal, Inc.	(3,824)	(186,344)	(57.3)
WD-40 Co.	(1,677)	(354,518)	(109.0)
Werner Enterprises, Inc.	(1,315)	(47,761)	(14.7)
Westrock Coffee Co.	(8,636)	(71,161)	(21.9)
White Mountains Insurance Group Ltd.	(895)	(1,280,521)	(393.7)
Winnebago Industries, Inc.	(3,662)	(212,213)	(65.3)
Worthington Industries, Inc.	(466)	(28,715)	(8.8)
WSFS Financial Corp.	(2,189)	(77,491)	(23.8)
WW International, Inc.	(36,841)	(288,097)	(88.6)
Xenia Hotels & Resorts, Inc.	(42,512)	(494,415)	(152.0)
Xometry, Inc.	(10,992)	(159,934)	(49.2)
XPEL, Inc.	(5,915)	(273,864)	(84.2)
York Water Co.	(11,831)	(426,744)	(131.2)

		(161,468,459)

Preferred Stocks

Germany
Jungheinrich AG	(7,387)	(197,917)	(60.9)

Security	Shares	Value	% of Basket Value

Rights

Spain
Vidrala SA	(5,863)	$(21,620)	(6.6)%

Total Reference Entity — Short		(355,962,378)

Net Value of Reference Entity — Bank of America N.A		$325,220

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date 02/15/28:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
AGL Energy Ltd.	64,335	$439,432	(3.7)%
Aristocrat Leisure Ltd.	55,788	1,370,619	(11.6)
BHP Group Ltd.	89,342	2,523,884	(21.3)
Charter Hall Group	60,324	334,194	(2.8)
Flight Centre Travel Group Ltd.	7,491	89,048	(0.8)
GPT Group	57,354	132,363	(1.1)
Rio Tinto Ltd.	29,182	2,179,437	(18.4)
Treasury Wine Estates Ltd.	5,406	45,297	(0.4)
Vicinity Ltd.	81,826	88,628	(0.7)
WiseTech Global Ltd.	7,363	274,134	(2.3)
Worley Ltd.	117,977	1,232,743	(10.4)

		8,709,779

Austria
BAWAG Group AG	3,745	166,484	(1.4)

Belgium
Ageas SA/NV	3,704	142,194	(1.2)
KBC Group NV	5,463	301,829	(2.5)
Sofina SA	5,167	979,753	(8.3)
Solvay SA	33,898	3,575,172	(30.2)
Warehouses De Pauw CVA	8,830	218,081	(1.8)

		5,217,029

Brazil
MercadoLibre, Inc.	202	250,629	(2.1)

Canada
Algonquin Power & Utilities Corp.	16,040	80,735	(0.7)
AltaGas Ltd.	18,019	341,168	(2.9)
Bank of Nova Scotia	19,555	807,567	(6.8)
Barrick Gold Corp.	48,240	782,597	(6.6)
Birchcliff Energy Ltd.	27,524	154,954	(1.3)
Brookfield Corp., Class A	4,902	145,749	(1.2)
Canadian Imperial Bank of Commerce	14,628	523,955	(4.4)
Canadian Natural Resources Ltd.	3,476	225,013	(1.9)
Capital Power Corp.	5,509	143,808	(1.2)
Cenovus Energy, Inc.	6,743	131,055	(1.1)
Descartes Systems Group, Inc.	4,222	310,858	(2.6)
Element Fleet Management Corp.	29,165	402,127	(3.4)
Emera, Inc.	22,230	742,223	(6.3)
Enbridge, Inc.	1,966	64,194	(0.5)
Enerplus Corp.	21,917	377,395	(3.2)
First Majestic Silver Corp.	46,415	243,565	(2.1)

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
FirstService Corp.	1,062	$153,069	(1.3)%
Gibson Energy, Inc.	7,299	112,916	(0.9)
Gildan Activewear, Inc.	12,443	360,099	(3.0)
Imperial Oil Ltd.	13,399	778,548	(6.6)
Keyera Corp.	27,180	644,257	(5.4)
Kinaxis, Inc.	3,333	325,941	(2.7)
Magna International, Inc.	6,497	317,906	(2.7)
Manulife Financial Corp.	6,397	113,523	(1.0)
MEG Energy Corp.	1,449	29,161	(0.2)
NuVista Energy Ltd.	29,065	287,024	(2.4)
Pembina Pipeline Corp.	29,706	931,090	(7.9)
RioCan REIT	5,440	67,415	(0.6)
TELUS Corp.	61,975	1,018,435	(8.6)
Toromont Industries Ltd.	2	154	(0.0)
TransAlta Corp.	10,641	79,489	(0.7)
West Fraser Timber Co. Ltd.	3,772	256,295	(2.2)

		10,952,285

Chile
Antofagasta PLC	1,064	17,492	(0.2)

China
SITC International Holdings Co. Ltd.	64,000	98,683	(0.8)

Denmark
AP Moller - Maersk A/S, Class A	59	96,390	(0.8)
AP Moller - Maersk A/S, Class B	86	143,354	(1.2)
Genmab A/S	1,425	402,822	(3.4)
Novo Nordisk A/S	106,787	10,291,006	(86.9)
Orsted A/S	1,807	87,213	(0.7)

		11,020,785

France
Accor SA	15,184	483,509	(4.1)
Amundi SA	1,573	82,016	(0.7)
AXA SA	42,458	1,255,785	(10.6)
Bouygues SA	7,805	275,021	(2.3)
Carrefour SA	76,198	1,333,558	(11.3)
Credit Agricole SA	15,457	186,380	(1.6)
Dassault Aviation SA	885	175,614	(1.5)
Eiffage SA	18,318	1,660,134	(14.0)
Engie SA	78,242	1,244,024	(10.5)
Eurazeo SE	11,228	631,824	(5.3)
Forvia SE	3,688	62,027	(0.5)
Gaztransport Et Technigaz SA	283	36,134	(0.3)
Gecina SA	1,585	155,347	(1.3)
Rexel SA	20,957	427,187	(3.6)
Teleperformance SE	1,855	212,984	(1.8)
Ubisoft Entertainment SA	6,650	189,537	(1.6)
Valeo SE	29,495	388,981	(3.3)
Vallourec SA	12,243	146,783	(1.2)
Veolia Environnement SA	54,055	1,478,448	(12.5)
Vinci SA	868	96,086	(0.8)
Vivendi SE	80,511	720,677	(6.1)
Wendel SE	5,314	397,313	(3.3)

		11,639,369

Germany
Adidas AG	1,821	323,199	(2.7)
Bayerische Motoren Werke AG	33,192	3,104,283	(26.2)
Beiersdorf AG	2,710	355,795	(3.0)
Commerzbank AG	41,024	441,645	(3.7)
Covestro AG	20,451	1,034,722	(8.7)
E.ON SE	66,812	794,913	(6.7)

Security	Shares	Value	% of Basket Value

Germany (continued)
Heidelberg Materials AG	12,892	$934,122	(7.9)%
HUGO BOSS AG	2,682	156,563	(1.3)
Infineon Technologies AG	27,635	805,705	(6.8)
K&S AG	4,539	76,182	(0.7)
KION Group AG	5,140	157,363	(1.3)
LANXESS AG	9,405	215,260	(1.8)
Mercedes-Benz Group AG	196,418	11,531,962	(97.3)
Nemetschek SE	5,102	380,636	(3.2)
RWE AG	55,057	2,103,222	(17.8)
Siemens AG	2,007	265,816	(2.3)
Talanx AG	3,415	214,824	(1.8)
Telefonica Deutschland Holding AG	34,759	58,981	(0.5)
thyssenkrupp AG	246,017	1,711,451	(14.5)
Volkswagen AG	1,941	223,928	(1.9)

		24,890,572

Hong Kong
Futu Holdings Ltd., ADR	422	23,400	(0.2)
Hang Lung Properties Ltd.	101,000	132,892	(1.1)
Hongkong Land Holdings Ltd.	17,900	56,774	(0.5)
Link REIT	9,800	45,019	(0.4)
New World Development Co. Ltd.	20,000	36,742	(0.3)
Swire Pacific Ltd., Class A	46,500	297,343	(2.5)
Swire Properties Ltd.	115,000	222,888	(1.9)

		815,058

Ireland
Kerry Group PLC	7,106	547,873	(4.6)
Smurfit Kappa Group PLC	14,927	485,989	(4.1)

		1,033,862

Israel
Nova Ltd.	6,282	596,602	(5.0)
Wix.com Ltd.	7,119	568,808	(4.8)

		1,165,410

Italy
Ferrari NV	474	143,213	(1.2)
Intesa Sanpaolo SpA	419,354	1,090,824	(9.2)
Saipem SpA	36,357	55,297	(0.5)
Snam SpA	38,763	177,416	(1.5)

		1,466,750

Japan
ABC-Mart, Inc.	13,700	215,012	(1.8)
Aeon Co. Ltd.	8,100	172,602	(1.5)
Allegro MicroSystems, Inc.	1,108	28,764	(0.2)
Amada Co. Ltd.	124,800	1,227,617	(10.4)
Asahi Kasei Corp.	35,200	219,365	(1.8)
Asics Corp.	21,600	693,407	(5.9)
Astellas Pharma, Inc.	98,600	1,263,989	(10.7)
Brother Industries Ltd.	4,900	77,498	(0.7)
Central Japan Railway Co.	8,200	186,901	(1.6)
Denso Corp.	9,600	143,729	(1.2)
DMG Mori Co. Ltd.	4,400	73,791	(0.6)
Fast Retailing Co. Ltd.	900	202,015	(1.7)
FUJIFILM Holdings Corp.	5,600	310,690	(2.6)
Fujitsu Ltd.	3,500	458,653	(3.9)
Hoya Corp.	500	48,508	(0.4)
Hulic Co. Ltd.	68,300	634,430	(5.4)
IHI Corp.	1,400	27,245	(0.2)
ITOCHU Corp.	26,400	963,893	(8.1)
J Front Retailing Co. Ltd.	31,100	300,413	(2.5)
Japan Post Holdings Co. Ltd.	258,100	2,312,806	(19.5)

36	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
JFE Holdings, Inc.	70,600	$995,805	(8.4)%
JGC Holdings Corp.	2,100	26,066	(0.2)
Kakaku.com, Inc.	71,300	696,400	(5.9)
KDDI Corp.	2,900	87,921	(0.7)
Kirin Holdings Co. Ltd.	45,600	649,324	(5.5)
Koito Manufacturing Co. Ltd.	2,100	31,901	(0.3)
Komatsu Ltd.	23,800	554,821	(4.7)
Konica Minolta, Inc.	133,600	379,700	(3.2)
Kubota Corp.	69,700	950,702	(8.0)
Kyowa Kirin Co. Ltd.	24,900	396,123	(3.3)
Lawson, Inc.	27,700	1,351,183	(11.4)
MEIJI Holdings Co. Ltd.	15,000	373,410	(3.2)
Mitsubishi Chemical Group Corp.	14,900	85,528	(0.7)
Mitsubishi Corp.	23,200	1,096,195	(9.2)
Mitsubishi Electric Corp.	22,700	263,462	(2.2)
Mitsubishi Estate Co. Ltd.	4,700	60,993	(0.5)
Mitsubishi UFJ Financial Group, Inc.	20,500	174,217	(1.5)
Mitsui & Co. Ltd.	36,300	1,337,003	(11.3)
Mitsui Fudosan Co. Ltd.	73,100	1,605,967	(13.6)
Mizuho Financial Group, Inc.	62,000	1,064,935	(9.0)
MS&AD Insurance Group Holdings, Inc.	33,200	1,232,942	(10.4)
Nexon Co. Ltd.	10,400	193,234	(1.6)
Nihon M&A Center Holdings, Inc.	72,800	336,802	(2.8)
Nikon Corp.	30,200	290,863	(2.5)
Nintendo Co. Ltd.	25,500	1,067,818	(9.0)
Nippon Express Holdings, Inc.	7,000	364,130	(3.1)
Nippon Shinyaku Co. Ltd.	23,600	969,382	(8.2)
Nippon Telegraph & Telephone Corp.	655,900	782,063	(6.6)
Nissan Motor Co. Ltd.	84,800	330,458	(2.8)
Nisshin Seifun Group, Inc.	39,300	599,108	(5.1)
NSK Ltd.	143,700	781,984	(6.6)
Obayashi Corp.	15,700	135,888	(1.1)
Obic Co. Ltd.	6,000	898,902	(7.6)
Olympus Corp.	17,700	239,487	(2.0)
Omron Corp.	4,800	174,705	(1.5)
Ono Pharmaceutical Co. Ltd.	8,900	155,948	(1.3)
Oracle Corp. Japan	6,500	467,331	(3.9)
ORIX Corp.	27,800	512,351	(4.3)
Otsuka Corp.	16,700	678,259	(5.7)
Otsuka Holdings Co. Ltd.	17,700	603,687	(5.1)
Pan Pacific International Holdings Corp.	2,300	45,141	(0.4)
Panasonic Holdings Corp.	58,600	521,536	(4.4)
Rakuten Group, Inc.	88,400	331,489	(2.8)
Recruit Holdings Co. Ltd.	2,100	61,060	(0.5)
Resona Holdings, Inc.	326,000	1,765,592	(14.9)
Ricoh Co. Ltd.	32,500	267,110	(2.3)
SCREEN Holdings Co. Ltd.	17,400	820,488	(6.9)
Sega Sammy Holdings, Inc.	14,100	223,409	(1.9)
Seiko Epson Corp.	26,500	373,431	(3.2)
Sekisui House Ltd.	123,800	2,455,927	(20.7)
Shimadzu Corp.	2,300	54,386	(0.5)
Shionogi & Co. Ltd.	13,700	646,391	(5.5)
Socionext, Inc.	3,900	385,273	(3.3)
SoftBank Corp.	92,800	1,063,277	(9.0)
SoftBank Group Corp.	24,700	1,025,808	(8.7)
Sumitomo Corp.	45,400	904,607	(7.6)
Sumitomo Electric Industries Ltd.	2,700	28,758	(0.2)
Sumitomo Mitsui Financial Group, Inc.	4,200	204,295	(1.7)
Sumitomo Mitsui Trust Holdings, Inc.	16,600	630,782	(5.3)
Suzuki Motor Corp.	700	27,476	(0.2)
TIS, Inc.	20,400	442,574	(3.7)

Security	Shares	Value	% of Basket Value

Japan (continued)
Tokio Marine Holdings, Inc.	78,900	$1,789,049	(15.1)%
Tokyo Electron Ltd.	2,100	281,363	(2.4)
Tokyo Tatemono Co. Ltd.	21,300	286,713	(2.4)
TOTO Ltd.	900	22,003	(0.2)
Toyota Industries Corp.	1,600	120,225	(1.0)
Yamaha Corp.	3,100	83,928	(0.7)

		47,420,417

Luxembourg
ArcelorMittal SA	79,191	1,749,226	(14.8)

Macau
Galaxy Entertainment Group Ltd.	37,000	208,197	(1.8)
Sands China Ltd.	33,200	89,464	(0.7)
Wynn Macau Ltd.	2,000	1,773	(0.0)

		299,434

Netherlands
ABN AMRO Bank NV, GDR, CVA	33,827	455,411	(3.8)
ASR Nederland NV	4,650	173,209	(1.5)
ING Groep NV	61,352	785,253	(6.6)
Koninklijke DSM NV	1,376	132,876	(1.1)
Koninklijke Philips NV	1,415	26,888	(0.2)
NN Group NV	25,140	804,818	(6.8)
Redcare Pharmacy NV	367	41,017	(0.4)

		2,419,472

New Zealand
Xero Ltd.	12,469	852,471	(7.2)

Norway
Aker BP ASA	60,849	1,792,472	(15.1)
Equinor ASA	33,513	1,148,849	(9.7)
Gjensidige Forsikring ASA	4,108	62,910	(0.5)
Kongsberg Gruppen ASA	130	5,437	(0.1)
Var Energi ASA	6,753	23,292	(0.2)

		3,032,960

Puerto Rico
Popular, Inc.	3,135	203,900	(1.7)

Singapore
Mapletree Pan Asia Commercial Trust	149,500	145,460	(1.2)
Sea Ltd., ADR, ADR	53,986	2,251,216	(19.0)
Singapore Airlines Ltd.	88,300	394,715	(3.4)

		2,791,391

Spain
Acciona SA	261	32,847	(0.3)
Aena SME SA	446	64,597	(0.5)
Banco Bilbao Vizcaya Argentaria SA	96,286	756,571	(6.4)
Banco de Sabadell SA	325,590	404,141	(3.4)
Banco Santander SA	225,602	828,991	(7.0)
Bankinter SA	86,184	543,995	(4.6)
CaixaBank SA	54,951	223,010	(1.9)
EDP Renovaveis SA	8,368	134,386	(1.1)
Fluidra SA	4,082	71,853	(0.6)
Grifols SA	26,058	292,048	(2.5)
Iberdrola SA	36,981	410,565	(3.5)
Industria De Diseno Textil SA	34,145	1,179,461	(10.0)
Naturgy Energy Group SA	140	3,954	(0.0)
Repsol SA	30,865	451,116	(3.8)

		5,397,535

Sweden
Electrolux AB	4,923	42,536	(0.4)

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Sweden (continued)
Elekta AB, B Shares	24,132	$168,267	(1.4)%
Husqvarna AB	131	871	(0.0)
Indutrade AB	4,933	89,420	(0.8)
Swedish Orphan Biovitrum AB	4,741	99,601	(0.8)
Trelleborg AB	951	24,592	(0.2)
Volvo Car AB	66,785	236,750	(2.0)

		662,037

Switzerland
ABB Ltd., Registered Shares	43,605	1,483,264	(12.5)
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	8	89,531	(0.8)
Flughafen Zurich AG	4,746	896,786	(7.6)
Georg Fischer AG, Registered Shares	991	52,033	(0.4)
Kuehne & Nagel International AG	16,392	4,474,303	(37.8)
Logitech International SA	14,357	1,141,441	(9.6)
Novartis AG	4,760	449,535	(3.8)
Sandoz Group AG	3,046	80,563	(0.7)
Schindler Holding AG	402	82,234	(0.7)
SGS SA	324	26,693	(0.2)
Swatch Group AG, Registered Shares	1,726	84,490	(0.7)
Temenos AG, Registered Shares	3,217	234,237	(2.0)

		9,095,110

United Kingdom
Auto Trader Group PLC	90,440	687,188	(5.8)
Aviva PLC	126,692	616,305	(5.2)
BAE Systems PLC	15,706	212,246	(1.8)
Barclays PLC	26,587	42,561	(0.4)
British American Tobacco PLC	115,213	3,459,590	(29.2)
British Land Co. PLC	208,706	759,935	(6.4)
Bunzl PLC	16,815	602,571	(5.1)
Burberry Group PLC	60,195	1,246,732	(10.5)
Darktrace PLC	5,759	24,589	(0.2)
Diploma PLC	5,337	186,009	(1.6)
Drax Group PLC	76,299	393,928	(3.3)
easyJet PLC	305,147	1,367,886	(11.5)
Halma PLC	4,549	102,835	(0.9)
IMI PLC	6,830	122,632	(1.0)
Informa PLC	47,101	410,049	(3.5)
Intertek Group PLC	1,646	77,085	(0.6)
ITV PLC	1,758,035	1,375,844	(11.6)
J Sainsbury PLC	496,801	1,560,754	(13.2)
Johnson Matthey PLC	2,346	42,871	(0.4)
Just Eat Takeaway.com NV	2,776	34,094	(0.3)
Land Securities Group PLC	84,761	590,523	(5.0)
Liberty Global PLC	27,222	461,685	(3.9)
Marks & Spencer Group PLC	74,194	196,649	(1.7)
Moneysupermarket.com Group PLC	2	6	(0.0)
NatWest Group PLC	20,286	44,011	(0.4)
Pearson PLC	58,985	686,172	(5.8)
Phoenix Group Holdings PLC	15,992	88,806	(0.7)
Rightmove PLC	12,428	72,215	(0.6)
Rolls-Royce Holdings PLC	156,430	413,846	(3.5)
Sage Group PLC	24,442	288,528	(2.4)
Smiths Group PLC	269,760	5,307,350	(44.8)
Spectris PLC	57,189	2,166,160	(18.3)
Tesco PLC	423,895	1,396,949	(11.8)
Tritax Big Box REIT PLC	52,121	87,230	(0.7)
Vodafone Group PLC	989,245	913,800	(7.7)

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Weir Group PLC	20,485	$427,353	(3.6)%
Whitbread PLC	3,910	159,005	(1.3)
Wise PLC, Class A	26,351	214,612	(1.8)

		26,840,604

United States
3M Co.	9,747	886,490	(7.5)
A O Smith Corp.	9,124	636,490	(5.4)
Abbvie, Inc.	4,180	590,132	(5.0)
Academy Sports & Outdoors, Inc.	5,348	239,804	(2.0)
Adient PLC	15,353	517,243	(4.4)
Adobe, Inc.	4,412	2,347,449	(19.8)
Advance Auto Parts, Inc.	12,831	667,597	(5.6)
Advanced Drainage Systems, Inc.	2,713	289,830	(2.4)
AECOM	10,966	839,447	(7.1)
Affiliated Managers Group, Inc.	1,628	199,853	(1.7)
Agilent Technologies, Inc.	13,476	1,393,014	(11.8)
Akamai Technologies, Inc.	20,240	2,091,399	(17.7)
Alaska Air Group, Inc.	15,432	488,114	(4.1)
Alcoa Corp.	74,493	1,910,001	(16.1)
Align Technology, Inc.	4,912	906,706	(7.7)
Alkermes PLC	3,016	72,957	(0.6)
Allstate Corp.	827	105,964	(0.9)
Alnylam Pharmaceuticals, Inc.	350	53,130	(0.4)
Alphabet, Inc., Class A	8,053	999,216	(8.4)
Altria Group, Inc.	7,148	287,135	(2.4)
Amdocs Ltd.	12,547	1,005,768	(8.5)
American Financial Group, Inc.	2,139	233,921	(2.0)
American International Group, Inc.	7,450	456,760	(3.9)
AMETEK, Inc.	18,232	2,566,519	(21.7)
Amgen, Inc.	2,364	604,475	(5.1)
AMN Healthcare Services, Inc.	8,291	628,955	(5.3)
Antero Resources Corp.	8,238	242,527	(2.0)
Aon PLC	192	59,405	(0.5)
Apple, Inc.	17,171	2,932,292	(24.7)
Applied Materials, Inc.	14,137	1,871,032	(15.8)
AptarGroup, Inc.	2,907	355,439	(3.0)
Archer-Daniels-Midland Co.	31,145	2,229,048	(18.8)
Armstrong World Industries, Inc.	2,518	191,091	(1.6)
Asbury Automotive Group, Inc.	138	26,409	(0.2)
AT&T, Inc.	23,705	365,057	(3.1)
Atkore, Inc.	957	118,936	(1.0)
Atlassian Corp. Ltd.	1,295	233,929	(2.0)
AutoNation, Inc.	1,344	174,828	(1.5)
AvalonBay Communities, Inc.	4,951	820,579	(6.9)
Avnet, Inc.	6,330	293,269	(2.5)
Axis Capital Holdings Ltd.	1,429	81,596	(0.7)
Best Buy Co., Inc.	13,820	923,452	(7.8)
BioMarin Pharmaceutical, Inc.	3,462	281,980	(2.4)
Block, Inc.	57,837	2,327,939	(19.6)
Booking Holdings, Inc.	251	700,180	(5.9)
Booz Allen Hamilton Holding Corp., Class A	2,454	294,308	(2.5)
Box, Inc., Class A	44,548	1,107,463	(9.3)
Boyd Gaming Corp.	3,117	172,214	(1.5)
Bright Horizons Family Solutions, Inc.	385	28,513	(0.2)
Brighthouse Financial, Inc.	15,534	703,690	(5.9)
Bristol-Myers Squibb Co.	11,156	574,869	(4.9)
BRP, Inc.	4,415	303,876	(2.6)
Bruker Corp.	1,880	107,160	(0.9)
Brunswick Corp.	182	12,644	(0.1)

38	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Builders FirstSource, Inc.	10,651	$1,155,847	(9.8)%
Bunge Ltd.	1,052	111,491	(0.9)
Burlington Stores, Inc.	533	64,509	(0.5)
Cable One, Inc.	416	228,746	(1.9)
CACI International, Inc., Class A	2,690	873,604	(7.4)
Cadence Design Systems, Inc.	1,189	285,182	(2.4)
Camden Property Trust	30,355	2,576,532	(21.7)
Capital One Financial Corp.	18,514	1,875,283	(15.8)
CarMax, Inc.	1,692	103,364	(0.9)
Carnival Corp.	7,468	85,583	(0.7)
Cencora, Inc.	1,031	190,890	(1.6)
Centene Corp.	5,490	378,700	(3.2)
CH Robinson Worldwide, Inc.	18,246	1,493,070	(12.6)
Charter Communications, Inc.	111	44,711	(0.4)
Chemed Corp.	4,829	2,717,037	(22.9)
Ciena Corp.	21,292	898,522	(7.6)
Cincinnati Financial Corp.	6,520	649,848	(5.5)
Cirrus Logic, Inc.	11,282	755,104	(6.4)
Citigroup, Inc.	11,003	434,508	(3.7)
Citizens Financial Group, Inc.	21,406	501,543	(4.2)
Clarkson PLC	80,225	511,836	(4.3)
CMS Energy Corp.	493	26,790	(0.2)
Coca-Cola Co.	37,490	2,117,810	(17.9)
Cognex Corp.	1,999	71,944	(0.6)
Colgate-Palmolive Co.	11,042	829,475	(7.0)
Columbia Banking System, Inc.	128	2,518	(0.0)
Comerica, Inc.	29,539	1,163,837	(9.8)
Comfort Systems USA, Inc.	422	76,741	(0.6)
Constellation Brands, Inc., Class A	292	68,372	(0.6)
Coterra Energy, Inc.	6,160	169,400	(1.4)
Credit Acceptance Corp.	3,329	1,339,689	(11.3)
CRH PLC	18,108	973,317	(8.2)
Crowdstrike Holdings, Inc., Class A	2,844	502,734	(4.2)
Crown Castle, Inc.	8,620	801,488	(6.8)
Curtiss-Wright Corp.	9,790	1,946,350	(16.4)
D.R. Horton, Inc.	945	98,658	(0.8)
Darling Ingredients, Inc.	610	27,017	(0.2)
DaVita, Inc.	2,100	162,183	(1.4)
Deckers Outdoor Corp.	218	130,159	(1.1)
Devon Energy Corp.	73,980	3,445,249	(29.1)
DocuSign, Inc., Class A	1,864	72,472	(0.6)
Domino’s Pizza, Inc.	949	321,702	(2.7)
Dropbox, Inc.	13,124	345,161	(2.9)
DTE Energy Co.	784	75,562	(0.6)
eBay, Inc.	42,588	1,670,727	(14.1)
Eli Lilly & Co.	265	146,791	(1.2)
EMCOR Group, Inc.	8,030	1,659,399	(14.0)
Emerson Electric Co.	2,271	202,051	(1.7)
EOG Resources, Inc.	27,950	3,528,687	(29.8)
Equity Residential	19,001	1,051,325	(8.9)
Essex Property Trust, Inc.	804	171,992	(1.5)
Euronet Worldwide, Inc.	356	27,355	(0.2)
Evercore, Inc., Class A	246	32,024	(0.3)
Exact Sciences Corp.	3,897	240,016	(2.0)
Exelixis, Inc.	1,330	27,385	(0.2)
Expedia Group, Inc.	1,117	106,439	(0.9)
Expeditors International of Washington, Inc.	836	91,333	(0.8)
Experian PLC	7,462	227,671	(1.9)
Exxon Mobil Corp.	34,567	3,658,917	(30.9)
F5, Inc.	567	85,952	(0.7)
Fair Isaac Corp.	104	87,970	(0.7)
FedEx Corp.	10,539	2,530,414	(21.4)

Security	Shares	Value	% of Basket Value

United States (continued)
Fidelity National Information Services, Inc.	73,537	$3,611,402	(30.5)%
First American Financial Corp.	7,330	377,055	(3.2)
Flex Ltd.	58,913	1,515,242	(12.8)
Flowers Foods, Inc.	5,679	124,540	(1.1)
Flowserve Corp.	32,652	1,198,981	(10.1)
Fluor Corp.	26,085	868,370	(7.3)
FMC Corp.	651	34,633	(0.3)
Fortinet, Inc.	55,060	3,147,780	(26.6)
Fox Corp., Class A	8,551	259,865	(2.2)
Franklin Resources, Inc.	5,356	122,063	(1.0)
Freeport-McMoRan, Inc.	76,641	2,588,933	(21.9)
Gartner, Inc.	816	270,945	(2.3)
General Mills, Inc.	13,362	871,737	(7.4)
Gilead Sciences, Inc.	4,980	391,129	(3.3)
Globe Life, Inc.	1,808	210,379	(1.8)
Globus Medical, Inc.	7,948	363,303	(3.1)
GoDaddy, Inc., Class A	6,626	485,222	(4.1)
Graco, Inc.	10,554	784,690	(6.6)
Guidewire Software, Inc.	835	75,259	(0.6)
GXO Logistics, Inc.	68	3,435	(0.0)
H&R Block, Inc.	13,881	569,815	(4.8)
Halozyme Therapeutics, Inc.	10,042	340,123	(2.9)
Harley-Davidson, Inc.	18,286	490,979	(4.1)
HCA Healthcare, Inc.	1,000	226,140	(1.9)
Helmerich & Payne, Inc.	32,034	1,267,585	(10.7)
Henry Schein, Inc.	954	61,991	(0.5)
Hershey Co.	4,059	760,454	(6.4)
Hewlett Packard Enterprise Co.	82,608	1,270,511	(10.7)
Hilton Grand Vacations, Inc.	3,113	111,912	(0.9)
Holcim Ltd.	44,988	2,813,403	(23.7)
Home Depot, Inc.	9,598	2,732,455	(23.1)
HP, Inc.	62,582	1,647,784	(13.9)
IDEXX Laboratories, Inc.	1,988	794,146	(6.7)
Illinois Tool Works, Inc.	454	101,750	(0.9)
Illumina, Inc.	292	31,951	(0.3)
Incyte Corp.	3,324	179,263	(1.5)
Independence Realty Trust, Inc.	3,244	40,193	(0.3)
International Paper Co.	3,999	134,886	(1.1)
Invesco Ltd.	16,564	214,835	(1.8)
Invitation Homes, Inc.	11,941	354,528	(3.0)
IQVIA Holdings, Inc.	141	25,497	(0.2)
Iridium Communications, Inc.	13,340	494,247	(4.2)
ITT, Inc.	6,122	571,489	(4.8)
J M Smucker Co.	451	51,342	(0.4)
Jack Henry & Associates, Inc.	13,538	1,908,723	(16.1)
James Hardie Industries PLC, CDI	19,157	478,097	(4.0)
Jazz Pharmaceuticals PLC	527	66,940	(0.6)
Johnson Controls International PLC	11,493	563,387	(4.8)
Jones Lang LaSalle, Inc.	8,751	1,119,428	(9.4)
KBR, Inc.	56,073	3,260,645	(27.5)
KeyCorp	28,596	292,251	(2.5)
Keysight Technologies, Inc.	14,364	1,753,126	(14.8)
KLA Corp.	169	79,379	(0.7)
Knight-Swift Transportation Holdings, Inc.	4,483	219,174	(1.9)
Lamar Advertising Co., Class A	734	60,386	(0.5)
Landstar System, Inc.	396	65,253	(0.6)
Lattice Semiconductor Corp.	5,053	280,997	(2.4)
Leggett & Platt, Inc.	8,563	200,631	(1.7)
Lennar Corp., Class A	3,273	349,164	(2.9)
Liberty Media Corp.-Liberty SiriusXM	8,558	210,099	(1.8)
Lithia Motors, Inc., Class A	106	25,674	(0.2)
Live Nation Entertainment, Inc.	704	56,334	(0.5)

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Livent Corp.	3,087	$45,039	(0.4)%
Lockheed Martin Corp.	7,445	3,384,795	(28.6)
Louisiana-Pacific Corp.	16,585	850,479	(7.2)
Lyft, Inc.	129,751	1,189,817	(10.0)
LyondellBasell Industries NV, Class A	6,380	575,731	(4.9)
M&T Bank Corp.	7,963	897,828	(7.6)
Manhattan Associates, Inc.	5,555	1,083,114	(9.1)
ManpowerGroup, Inc.	369	25,819	(0.2)
Marathon Oil Corp.	26,030	710,879	(6.0)
Marathon Petroleum Corp.	3,007	454,809	(3.8)
Marriott Vacations Worldwide Corp.	14,509	1,303,779	(11.0)
Marsh & McLennan Cos., Inc.	5,786	1,097,315	(9.3)
Martin Marietta Materials, Inc.	35	14,313	(0.1)
Masco Corp.	12,900	671,961	(5.7)
MasTec, Inc.	5,523	328,287	(2.8)
McKesson Corp.	4,242	1,931,637	(16.3)
Medical Properties Trust, Inc.	15,305	73,158	(0.6)
Medtronic PLC	9,718	685,702	(5.8)
Merck & Co., Inc.	10,755	1,104,538	(9.3)
Meritage Homes Corp.	397	45,266	(0.4)
Meta Platforms, Inc., Class A	13,063	3,935,490	(33.2)
MetLife, Inc.	33,207	1,992,752	(16.8)
Mettler-Toledo International, Inc.	811	798,997	(6.7)
MGIC Investment Corp.	22,873	385,181	(3.3)
MGM Resorts International	489	17,076	(0.1)
Micron Technology, Inc.	8,362	559,167	(4.7)
Microsoft Corp.	13,406	4,532,703	(38.3)
Mid-America Apartment Communities, Inc.	5,396	637,537	(5.4)
Molina Healthcare, Inc.	666	221,745	(1.9)
Mosaic Co.	7,900	256,592	(2.2)
MP Materials Corp.	66,511	1,090,780	(9.2)
MSCI, Inc., Class A	684	322,540	(2.7)
Murphy USA, Inc.	1,646	596,988	(5.0)
Nasdaq, Inc.	8,413	417,285	(3.5)
National Fuel Gas Co.	3,335	169,918	(1.4)
Nestle SA, Registered Shares	2,371	258,665	(2.2)
NetApp, Inc.	16,696	1,215,135	(10.3)
Neurocrine Biosciences, Inc.	2,638	292,660	(2.5)
New Jersey Resources Corp.	20,650	837,977	(7.1)
Newmont Corp.	140,079	5,248,760	(44.3)
NRG Energy, Inc.	15,973	676,936	(5.7)
Nutanix, Inc.	1,580	57,180	(0.5)
NVIDIA Corp.	8,945	3,647,771	(30.8)
NVR, Inc.	24	129,903	(1.1)
Occidental Petroleum Corp.	610	37,704	(0.3)
OGE Energy Corp.	6,390	218,538	(1.8)
Okta, Inc.	3,013	203,106	(1.7)
Old Dominion Freight Line, Inc.	1,077	405,663	(3.4)
Ollie’s Bargain Outlet Holdings, Inc.	2,980	230,175	(1.9)
ONE Gas, Inc.	5,035	304,114	(2.6)
OneMain Holdings, Inc.	16,201	582,102	(4.9)
Oshkosh Corp.	28,205	2,474,425	(20.9)
Ovintiv, Inc.	15,928	779,470	(6.6)
Owens Corning	557	63,147	(0.5)
PACCAR, Inc.	17,212	1,420,506	(12.0)
Palo Alto Networks, Inc.	2,850	692,607	(5.8)
Paramount Global, Class B	75,532	821,788	(6.9)
Paychex, Inc.	5,148	571,685	(4.8)
Paycom Software, Inc.	2,204	539,914	(4.6)
Penn Entertainment, Inc.	30,127	594,406	(5.0)
Penske Automotive Group, Inc.	6,163	881,802	(7.4)
PepsiCo, Inc.	164	26,778	(0.2)

Security	Shares	Value	% of Basket Value

United States (continued)
Perrigo Co. PLC	605	$16,722	(0.1)%
Pfizer, Inc.	118,936	3,634,684	(30.7)
Philip Morris International, Inc.	83,869	7,477,760	(63.1)
Pool Corp.	320	101,046	(0.9)
Portland General Electric Co.	632	25,293	(0.2)
Post Holdings, Inc.	27,398	2,199,511	(18.6)
PPL Corp.	52,286	1,284,667	(10.8)
Primo Water Corp.	10,552	140,216	(1.2)
Prosperity Bancshares, Inc.	995	54,267	(0.5)
Prudential Financial, Inc.	14,977	1,369,497	(11.6)
PulteGroup, Inc.	16,236	1,194,807	(10.1)
Pure Storage, Inc., Class A	22,807	771,105	(6.5)
PVH Corp.	3,549	263,868	(2.2)
Qorvo, Inc.	5,062	442,520	(3.7)
QUALCOMM, Inc.	9,007	981,673	(8.3)
Qualys, Inc.	5,341	816,906	(6.9)
Quanta Services, Inc.	4,950	827,244	(7.0)
Regeneron Pharmaceuticals, Inc., Registered Shares	384	299,478	(2.5)
Regions Financial Corp.	23,863	346,729	(2.9)
Reinsurance Group of America, Inc.	20,424	3,052,775	(25.8)
ResMed, Inc.	1,331	187,964	(1.6)
RH	1,599	348,518	(2.9)
Robert Half, Inc.	9,625	719,661	(6.1)
Roche Holding AG	194	53,501	(0.5)
Rollins, Inc.	3,089	116,177	(1.0)
RPM International, Inc.	443	40,433	(0.3)
Ryder System, Inc.	535	52,184	(0.4)
S&P Global, Inc.	219	76,499	(0.6)
Saia, Inc.	149	53,415	(0.5)
Salesforce, Inc.	390	78,324	(0.7)
Sarepta Therapeutics, Inc.	4,260	286,741	(2.4)
SBA Communications Corp., Class A	2,350	490,281	(4.1)
Seagate Technology Holdings PLC	1,309	89,339	(0.8)
SEI Investments Co.	21,862	1,173,115	(9.9)
Service Corp. International	70,140	3,817,019	(32.2)
Signify NV	205	5,304	(0.0)
Silicon Laboratories, Inc.	1,438	132,555	(1.1)
Simon Property Group, Inc.	5,213	572,857	(4.8)
SiteOne Landscape Supply, Inc.	2,845	391,956	(3.3)
Skechers USA, Inc.	36,583	1,764,032	(14.9)
Skyworks Solutions, Inc.	2,573	223,182	(1.9)
Southwest Airlines Co.	1,113	24,742	(0.2)
Spotify Technology SA	3,332	548,980	(4.6)
Steel Dynamics, Inc.	838	89,255	(0.8)
Stellantis NV	13,724	255,909	(2.2)
Synopsys, Inc.	421	197,634	(1.7)
Synovus Financial Corp.	34,363	895,843	(7.6)
Sysco Corp.	34,782	2,312,655	(19.5)
T Rowe Price Group, Inc.	1,478	133,759	(1.1)
Tapestry, Inc.	37,303	1,028,071	(8.7)
Target Corp.	275	30,467	(0.3)
TD SYNNEX Corp.	464	42,540	(0.4)
TE Connectivity Ltd.	19,126	2,253,999	(19.0)
Tenet Healthcare Corp.	4,838	259,801	(2.2)
Teradata Corp.	6,276	268,111	(2.3)
Teradyne, Inc.	20,920	1,742,008	(14.7)
Texas Roadhouse, Inc., Class A	418	42,444	(0.4)
Textron, Inc.	7,689	584,364	(4.9)
Thor Industries, Inc.	296	26,027	(0.2)
Toll Brothers, Inc.	12,990	918,523	(7.8)
Transocean Ltd.	117,784	779,730	(6.6)

40	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Travelers Cos, Inc.	1,039	$173,970	(1.5)%
Trex Co., Inc.	11,850	666,088	(5.6)
Trimble, Inc.	9,343	440,336	(3.7)
Truist Financial Corp.	30,594	867,646	(7.3)
Tyson Foods, Inc., Class A	32,666	1,514,069	(12.8)
U.S. Foods Holding Corp.	18,542	722,025	(6.1)
UFP Industries, Inc.	1,789	170,259	(1.4)
UGI Corp.	140,512	2,922,650	(24.7)
Ulta Beauty, Inc.	5,138	1,959,171	(16.5)
United Airlines Holdings, Inc.	4,973	174,105	(1.5)
United Therapeutics Corp.	486	108,310	(0.9)
Unum Group	7,941	388,315	(3.3)
US Bancorp	18,466	588,696	(5.0)
Vail Resorts, Inc.	217	46,058	(0.4)
Valero Energy Corp.	7,356	934,212	(7.9)
Valmont Industries, Inc.	6,229	1,226,552	(10.4)
Veeva Systems, Inc., Class A	2,771	533,999	(4.5)
VeriSign, Inc.	7,381	1,473,690	(12.4)
Vertex Pharmaceuticals, Inc.	466	168,743	(1.4)
Visteon Corp.	1,300	149,669	(1.3)
Vulcan Materials Co.	10,121	1,988,675	(16.8)
W.W.Grainger, Inc.	1,476	1,077,229	(9.1)
Wayfair, Inc., Class A	3,425	145,939	(1.2)
WEC Energy Group, Inc.	22,390	1,822,322	(15.4)
WESCO International, Inc.	1,676	214,863	(1.8)
West Pharmaceutical Services, Inc.	367	116,812	(1.0)
Westinghouse Air Brake Technologies Corp.	14,027	1,487,143	(12.6)
Westlake Corp.	12,251	1,413,275	(11.9)
WeWork, Inc.	1	2	(0.0)
WEX, Inc.	9,821	1,635,000	(13.8)
Weyerhaeuser Co.	17,917	514,039	(4.3)
WillScot Mobile Mini Holdings Corp.	13,625	536,961	(4.5)
Woodward, Inc.	767	95,645	(0.8)
Workday, Inc., Class A	3,308	700,337	(5.9)
Zillow Group, Inc., Class C	26,791	971,174	(8.2)
Zions Bancorp NA	24,463	754,684	(6.4)
Zoetis, Inc.	4,800	753,600	(6.4)

		261,871,894

Zambia
First Quantum Minerals Ltd.	4,167	48,751	(0.4)

Preferred Stocks

Germany
Bayerische Motoren Werke AG	331	28,088	(0.2)

Total Reference Entity — Long		440,157,477

Reference Entity — Short

Common Stocks

Australia
Endeavour Group Ltd.	(9,273)	(29,131)	0.2
Flutter Entertainment PLC	(3,488)	(546,789)	4.6
Liontown Resources Ltd.	(53,936)	(55,441)	0.5
Newcrest Mining Ltd.	(5,530)	(73,224)	0.6
NEXTDC Ltd.	(46,937)	(352,624)	3.0
Pilbara Minerals Ltd.	(23,515)	(55,318)	0.5

		(1,112,527)

Security	Shares	Value	% of Basket Value

Belgium
Anheuser-Busch InBev SA	(61,407)	$(3,488,197)	29.4%
Elia Group SA/NV	(11,333)	(1,074,729)	9.1
Euronav NV	(19,718)	(351,572)	3.0

		(4,914,498)

Bermuda
RenaissanceRe Holdings Ltd.	(2,648)	(581,474)	4.9

Brazil
Yara International ASA	(5,184)	(173,751)	1.5

Canada
Alimentation Couche-Tard, Inc.	(17,751)	(983,945)	8.3
Baytex Energy Corp.	(63,391)	(279,302)	2.3
Blackberry Ltd.	(23,797)	(87,240)	0.7
Canadian Apartment Properties REIT	(25,659)	(771,002)	6.5
CCL Industries, Inc., Class B	(17,244)	(687,343)	5.8
Constellation Software, Inc.	(1,160)	(2,356,543)	19.9
Fairfax Financial Holdings Ltd.	(2,155)	(1,825,210)	15.4
Great-West Lifeco, Inc.	(31,105)	(878,122)	7.4
iA Financial Corp., Inc.	(166)	(9,847)	0.1
IGM Financial, Inc.	(8,049)	(184,816)	1.6
Intact Financial Corp.	(6,113)	(875,278)	7.4
Loblaw Cos Ltd.	(3,828)	(316,582)	2.7
National Bank of Canada	(70,846)	(4,486,743)	37.9
Nuvei Corp.	(2,564)	(35,694)	0.3
Quebecor, Inc., Class B	(13,924)	(292,716)	2.5
Saputo, Inc.	(819)	(16,843)	0.1
SNC-Lavalin Group, Inc.	(6,940)	(196,641)	1.7
TMX Group Ltd.	(26,941)	(572,116)	4.8

		(14,855,983)

China
NXP Semiconductors NV	(191)	(32,934)	0.3
Prosus NV	(968)	(27,019)	0.2
Wilmar International Ltd.	(72,600)	(188,942)	1.6

		(248,895)

Denmark
Carlsberg A/S, Class B	(5,662)	(674,445)	5.7
Coloplast A/S	(21,473)	(2,237,010)	18.9
Danske Bank A/S	(36,854)	(863,767)	7.3
Jyske Bank A/S	(348)	(24,494)	0.2
Novozymes A/S	(5,071)	(227,655)	1.9
Tryg A/S	(1,681)	(32,864)	0.3
Vestas Wind Systems A/S	(2,256)	(49,054)	0.4

		(4,109,289)

Finland
Elisa OYJ	(16,140)	(683,107)	5.8
Fortum OYJ	(4,366)	(51,743)	0.4
Kesko OYJ, B Shares	(14,682)	(248,063)	2.1
Metso OYJ	(1,916)	(16,846)	0.1
Neste OYJ	(1,638)	(55,096)	0.5
Nokia OYJ	(491,180)	(1,633,955)	13.8
Nordea Bank Abp	(33,411)	(360,190)	3.0
Orion OYJ	(4,718)	(187,363)	1.6
Stora Enso OYJ, R Shares	(90,201)	(1,081,982)	9.1
UPM-Kymmene OYJ	(55,567)	(1,867,745)	15.8

		(6,186,090)

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

France
Adevinta ASA	(49,878)	$(446,891)	3.8%
Air France-KLM	(9,529)	(107,955)	0.9
Airbus SE	(10,464)	(1,400,529)	11.8
Biomerieux	(12,514)	(1,200,570)	10.1
BNP Paribas SA	(6,388)	(367,443)	3.1
Bollore SE	(400,325)	(2,182,174)	18.4
Capgemini SE	(2,900)	(512,149)	4.3
Covivio SA	(12,703)	(543,419)	4.6
Danone SA	(3,202)	(189,984)	1.6
Edenred SE	(3,111)	(165,290)	1.4
EssilorLuxottica SA	(4,480)	(810,152)	6.8
Ipsen SA	(779)	(91,897)	0.8
Kering SA	(8,862)	(3,598,565)	30.4
Klepierre SA	(47,154)	(1,143,068)	9.6
LVMH Moet Hennessy Louis Vuitton SE	(7,234)	(5,172,873)	43.7
Orange SA	(9,468)	(111,166)	0.9
Pernod Ricard SA	(275)	(48,781)	0.4
Publicis Groupe SA	(920)	(69,921)	0.6
Safran SA	(11,148)	(1,740,967)	14.7
Sartorius Stedim Biotech	(4,416)	(825,194)	7.0
SCOR SE	(6,820)	(203,236)	1.7
SEB SA	(68)	(6,713)	0.1
Technip Energies NV	(3,691)	(80,713)	0.7
TotalEnergies SE	(38,750)	(2,590,737)	21.9
Unibail-Rodamco-Westfield	(8,888)	(439,618)	3.7

		(24,050,005)

Germany
AIXTRON SE	(7,989)	(224,054)	1.9
Bayer AG	(33,088)	(1,428,377)	12.0
Bechtle AG	(12,294)	(548,454)	4.6
CTS Eventim AG & Co. KGaA	(422)	(25,506)	0.2
Fresenius Medical Care AG & Co. KGaA	(5,927)	(196,561)	1.7
Fresenius SE & Co. KGaA	(69,831)	(1,792,980)	15.1
Hannover Rueck SE	(1,053)	(232,104)	2.0
HelloFresh SE	(6,462)	(141,096)	1.2
Rheinmetall AG	(162)	(46,406)	0.4
Siemens Healthineers AG	(11,030)	(541,641)	4.6
Symrise AG, Class A	(12,500)	(1,273,431)	10.7
Vonovia SE	(13,232)	(304,064)	2.6

		(6,754,674)

Ireland
Aercap Holdings NV	(12,403)	(770,474)	6.5
Kingspan Group PLC	(3,811)	(255,991)	2.2

		(1,026,465)

Israel
Elbit Systems Ltd.	(1,297)	(242,903)	2.0
Global-e Online Ltd.	(54,285)	(1,905,946)	16.1
ICL Group Ltd.	(219,945)	(1,076,664)	9.1
Mobileye Global, Inc., Class A	(21,603)	(770,579)	6.5
Teva Pharmaceutical Industries Ltd., ADR	(3,256)	(27,937)	0.2

		(4,024,029)

Italy
Amplifon SpA	(601)	(16,954)	0.2
Assicurazioni Generali SpA	(5,030)	(99,731)	0.8
Banca Monte Dei Paschi Siena SpA	(90,736)	(245,233)	2.1
Coca-Cola HBC AG	(10,119)	(264,045)	2.2
DiaSorin SpA	(1,636)	(146,360)	1.2
Eni SpA	(60,837)	(992,754)	8.4

Security	Shares	Value	% of Basket Value

Italy (continued)
Iveco Group NV	(4,578)	$(38,506)	0.3%
Leonardo SpA	(45,977)	(693,580)	5.9
Nexi SpA	(12,878)	(74,691)	0.6
Poste Italiane SpA	(21,235)	(209,833)	1.8

		(2,781,687)

Japan
Advantest Corp.	(10,100)	(263,980)	2.2
Asahi Group Holdings Ltd.	(21,100)	(773,455)	6.5
Bandai Namco Holdings, Inc.	(8,500)	(178,378)	1.5
BayCurrent Consulting, Inc.	(1,400)	(35,664)	0.3
Bridgestone Corp.	(7,400)	(283,935)	2.4
Capcom Co. Ltd.	(3,400)	(111,070)	0.9
Chiba Bank Ltd.	(22,600)	(170,568)	1.4
Chubu Electric Power Co., Inc.	(27,300)	(334,347)	2.8
Chugoku Electric Power Co., Inc.	(11,200)	(70,956)	0.6
Concordia Financial Group Ltd.	(87,500)	(412,026)	3.5
Daiwa House REIT Investment Corp.	(98)	(175,705)	1.5
East Japan Railway Co.	(8,800)	(463,117)	3.9
Electric Power Development Co. Ltd.	(2,000)	(31,086)	0.3
Fukuoka Financial Group, Inc.	(17,400)	(465,776)	3.9
GLP J-Reit	(128)	(116,167)	1.0
Hakuhodo DY Holdings, Inc.	(43,200)	(355,463)	3.0
Hamamatsu Photonics KK	(1,200)	(45,235)	0.4
Hankyu Hanshin Holdings, Inc.	(6,400)	(204,006)	1.7
Harmonic Drive Systems, Inc.	(12,800)	(281,235)	2.4
Hitachi Ltd.	(500)	(31,988)	0.3
Hoshizaki Corp.	(7,100)	(232,389)	2.0
Ibiden Co. Ltd.	(16,200)	(702,317)	5.9
Iida Group Holdings Co. Ltd.	(1,200)	(18,886)	0.2
Japan Airlines Co. Ltd.	(24,600)	(458,236)	3.9
Japan Metropolitan Fund Invest	(909)	(594,349)	5.0
Japan Real Estate Investment Corp.	(711)	(2,676,738)	22.6
JMDC, Inc.	(15,900)	(452,994)	3.8
JSR Corp.	(1,000)	(27,130)	0.2
Kawasaki Kisen Kaisha Ltd.	(27,600)	(960,190)	8.1
Keio Corp.	(2,900)	(87,229)	0.7
Keisei Electric Railway Co. Ltd.	(33,000)	(1,258,318)	10.6
Keyence Corp.	(1,600)	(626,839)	5.3
Kintetsu Group Holdings Co. Ltd.	(32,200)	(917,884)	7.7
Kyushu Electric Power Co., Inc.	(21,600)	(139,868)	1.2
Kyushu Railway Co.	(48,700)	(1,008,826)	8.5
Lasertec Corp.	(1,400)	(234,625)	2.0
LY Corp.	(13,200)	(34,123)	0.3
Macnica Holdings, Inc.	(22,500)	(929,059)	7.8
MatsukiyoCocokara & Co.	(46,200)	(821,022)	6.9
Mazda Motor Corp.	(20,100)	(197,179)	1.7
McDonald’s Holdings Co. Japan Ltd.	(800)	(31,538)	0.3
Mercari, Inc.	(4,000)	(81,374)	0.7
MinebeaMitsumi, Inc.	(2,300)	(36,572)	0.3
Mitsubishi Motors Corp.	(16,300)	(53,670)	0.4
Mitsui High-Tec, Inc.	(21,800)	(934,353)	7.9
Mitsui OSK Lines Ltd.	(25,500)	(667,035)	5.6
Money Forward, Inc.	(2,100)	(53,819)	0.4
NIDEC Corp.	(15,000)	(559,039)	4.7
Nippon Building Fund, Inc.	(180)	(732,720)	6.2
Nippon Sanso Holdings Corp.	(1,200)	(30,669)	0.3
Nippon Yusen KK	(4,200)	(103,400)	0.9
Nissan Chemical Corp.	(5,700)	(235,812)	2.0
Niterra Co. Ltd.	(66,900)	(1,517,033)	12.8
Nitori Holdings Co. Ltd.	(3,200)	(351,054)	3.0

42	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Nomura Holdings, Inc.	(71,900)	$(281,633)	2.4%
Oji Holdings Corp.	(345,900)	(1,498,720)	12.6
Oriental Land Co. Ltd.	(55,300)	(1,811,872)	15.3
Park24 Co. Ltd.	(25,800)	(294,557)	2.5
Rakuten Bank Ltd.	(3,500)	(60,484)	0.5
Resonac Holdings Corp.	(191,900)	(3,154,580)	26.6
Rohm Co. Ltd.	(14,000)	(227,942)	1.9
Rohto Pharmaceutical Co. Ltd.	(2,400)	(56,735)	0.5
SBI Holdings, Inc.	(1,100)	(23,979)	0.2
Secom Co. Ltd.	(9,200)	(647,381)	5.5
Seven & i Holdings Co. Ltd.	(1,100)	(40,954)	0.3
SG Holdings Co. Ltd.	(34,400)	(493,433)	4.2
SHIFT, Inc.	(500)	(92,018)	0.8
Shimano, Inc.	(1,600)	(233,237)	2.0
Shinko Electric Industries Co. Ltd.	(600)	(19,576)	0.2
Shizuoka Financial Group, Inc.	(44,200)	(380,793)	3.2
SMC Corp.	(5,700)	(2,667,863)	22.5
Sony Group Corp.	(9,500)	(800,655)	6.7
Square Enix Holdings Co. Ltd.	(4,100)	(137,963)	1.2
SUMCO Corp.	(154,500)	(2,023,756)	17.1
Taiyo Yuden Co. Ltd.	(12,700)	(288,941)	2.4
TDK Corp.	(1,700)	(64,288)	0.5
Tobu Railway Co. Ltd.	(700)	(17,071)	0.1
Tohoku Electric Power Co., Inc.	(50,400)	(318,982)	2.7
Tokyo Electric Power Co. Holdings, Inc.	(245,700)	(1,053,742)	8.9
Tokyo Gas Co. Ltd.	(11,800)	(268,681)	2.3
Tokyo Seimitsu Co. Ltd.	(2,200)	(104,306)	0.9
Tokyu Corp.	(51,700)	(591,188)	5.0
Toyota Motor Corp.	(19,800)	(350,666)	3.0
Ulvac, Inc.	(800)	(27,802)	0.2
Visional, Inc.	(300)	(14,888)	0.1
Welcia Holdings Co. Ltd.	(1,400)	(23,503)	0.2
West Japan Railway Co.	(25,200)	(973,037)	8.2
Yamato Holdings Co. Ltd.	(9,100)	(153,515)	1.3
Yaskawa Electric Corp.	(18,400)	(611,325)	5.2
Yokohama Rubber Co. Ltd.	(11,900)	(222,980)	1.9
Zensho Holdings Co. Ltd.	(2,000)	(106,378)	0.9

		(42,709,870)

Luxembourg
Tenaris SA	(20,739)	(329,703)	2.8

Netherlands
Argenx SE	(15)	(7,042)	0.0
ASML Holding NV	(2,101)	(1,260,658)	10.6
BE Semiconductor Industries NV	(2,284)	(235,560)	2.0
Heineken Holding NV	(29,512)	(2,243,164)	18.9
Heineken NV	(43,592)	(3,909,581)	33.0
IMCD NV	(1,149)	(138,084)	1.2
JDE Peet’s NV	(40,493)	(1,122,484)	9.5
Koninklijke Ahold Delhaize NV	(40,044)	(1,185,164)	10.0
Koninklijke KPN NV	(10,474)	(35,481)	0.3
OCI NV	(3,236)	(75,244)	0.6
Universal Music Group NV	(24,580)	(600,775)	5.1

		(10,813,237)

Norway
Orkla ASA	(178,723)	(1,260,836)	10.6
Salmar ASA	(18,944)	(918,816)	7.8

		(2,179,652)

Security	Shares	Value	% of Basket Value

Portugal
Jeronimo Martins SGPS SA	(4,002)	$(92,113)	0.8%

Singapore
CapitaLand Ascendas REIT	(157,800)	(300,154)	2.5
Grab Holdings Ltd., Class A	(47,016)	(144,339)	1.2
Oversea-Chinese Banking Corp. Ltd.	(201,100)	(1,866,445)	15.8
Singapore Exchange Ltd.	(8,700)	(60,302)	0.5
Singapore Technologies Engineering Ltd.	(21,300)	(58,539)	0.5
Singapore Telecommunications Ltd.	(67,500)	(117,417)	1.0
United Overseas Bank Ltd.	(5,700)	(112,555)	1.0
UOL Group Ltd.	(58,600)	(252,676)	2.1

		(2,912,427)

Spain
Amadeus IT Group SA	(25,875)	(1,473,988)	12.4
Corp. ACCIONA Energias Renovables SA	(7,328)	(197,997)	1.7

		(1,671,985)

Sweden
Alfa Laval AB	(14,862)	(487,764)	4.1
Assa Abloy AB	(2,078)	(45,108)	0.4
Atlas Copco AB, A Shares	(118,821)	(1,574,306)	13.3
Autoliv, Inc.	(1,286)	(117,862)	1.0
Beijer Ref AB, Class B	(2,752)	(26,263)	0.2
Boliden AB	(28,038)	(736,500)	6.2
Epiroc AB	(8,920)	(127,073)	1.1
Epiroc AB	(48,879)	(825,385)	7.0
EQT AB	(37,577)	(703,557)	5.9
Essity AB	(18,982)	(440,566)	3.7
Evolution Ab	(20,644)	(1,883,948)	15.9
Getinge AB	(5,976)	(109,843)	0.9
H & M Hennes & Mauritz AB, B Shares	(51,687)	(710,981)	6.0
Hexagon AB, B Shares	(4,854)	(39,533)	0.3
Holmen AB	(7,302)	(282,052)	2.4
Industrivarden AB, Class A	(1,658)	(43,891)	0.4
Investment AB Latour, B Shares	(12,703)	(222,410)	1.9
Investor AB, B Shares	(55,101)	(1,033,807)	8.7
L E Lundbergforetagen AB	(221)	(9,237)	0.1
Lifco AB, B Shares	(4,756)	(88,843)	0.8
Sagax AB, Class B	(1,291)	(23,902)	0.2
Sandvik Ab	(83,089)	(1,447,713)	12.2
Skandinaviska Enskilda Banken AB	(244,840)	(2,777,252)	23.4
Skanska AB, B Shares	(1,591)	(24,451)	0.2
Svenska Cellulosa AB SCA, Class B	(115,795)	(1,622,221)	13.7
Svenska Handelsbanken AB, A Shares	(128,007)	(1,108,409)	9.4
Swedbank AB	(51,235)	(855,247)	7.2
Tele2 AB, B Shares	(72,141)	(524,782)	4.4
Telia Co. AB	(54,252)	(117,608)	1.0
Volvo AB, B Shares	(16,166)	(327,815)	2.8

		(18,338,329)

Switzerland
Alcon, Inc.	(29,727)	(2,152,677)	18.2
Bachem Holding AG	(6,394)	(469,988)	4.0
Baloise Holding AG, Registered Shares	(4,077)	(591,791)	5.0
Barry Callebaut AG	(525)	(804,985)	6.8
Schindler Holding AG, Registered Shares	(775)	(152,755)	1.3
SIG Group AG	(8,252)	(183,994)	1.6
Sika AG	(4,960)	(1,202,139)	10.1
Swiss Life Holding AG, Registered Shares	(3,704)	(2,408,018)	20.3
Swisscom AG	(2,173)	(1,316,995)	11.1

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Switzerland (continued)
UBS Group AG, Registered Shares	(175,172)	$(4,163,971)	35.1%
VAT Group AG	(79)	(28,338)	0.2

		(13,475,651)

Thailand
Fabrinet	(1,407)	(218,085)	1.8

United Kingdom
Abrdn PLC	(104,857)	(201,258)	1.7
Admiral Group PLC	(4,847)	(144,254)	1.2
Barratt Developments PLC	(10,096)	(51,178)	0.4
Beazley PLC	(28,739)	(180,972)	1.5
CNH Industrial NV	(35,664)	(394,465)	3.3
Diageo PLC	(10,398)	(395,671)	3.3
Direct Line Insurance Group PLC	(68,060)	(126,152)	1.1
DS Smith PLC	(121,417)	(423,270)	3.6
Endeavour Mining PLC	(6,770)	(140,387)	1.2
Entain PLC	(5,389)	(61,390)	0.5
Howden Joinery Group PLC	(3,291)	(25,694)	0.2
HSBC Holdings PLC	(154,625)	(1,119,239)	9.5
JD Sports Fashion PLC	(571,265)	(893,001)	7.5
Legal & General Group PLC	(35,108)	(90,935)	0.8
Lloyds Banking Group PLC	(2,794,258)	(1,364,531)	11.5
Next PLC	(1,026)	(86,477)	0.7
Ocado Group PLC	(88,064)	(501,607)	4.2
Persimmon PLC	(19,990)	(248,846)	2.1
Reckitt Benckiser Group PLC	(6,669)	(446,724)	3.8
Rentokil Initial PLC	(156,290)	(800,757)	6.8
Smith & Nephew PLC	(57,438)	(646,037)	5.5
Standard Chartered PLC	(32,320)	(248,607)	2.1
Unilever PLC	(15,455)	(730,702)	6.2
Vistry Group PLC	(15,622)	(135,380)	1.1

		(9,457,534)

United States
10X Genomics, Inc.	(13,183)	(465,096)	3.9
Abbott Laboratories	(1,283)	(121,308)	1.0
Accenture PLC, Class A	(885)	(262,925)	2.2
Acuity Brands, Inc.	(1,213)	(196,470)	1.7
Advanced Micro Devices, Inc.	(1,989)	(195,916)	1.7
Affirm Holdings, Inc.	(5,410)	(95,270)	0.8
Aflac, Inc.	(20,671)	(1,614,612)	13.6
Agilon Health, Inc.	(38,246)	(688,428)	5.8
Agree Realty Corp.	(29,086)	(1,627,071)	13.7
Air Lease Corp., Class A	(14,429)	(499,676)	4.2
Airbnb, Inc., Class A	(6,019)	(711,988)	6.0
Albemarle Corp.	(13,780)	(1,747,028)	14.7
Alexandria Real Estate Equities, Inc.	(5,102)	(475,149)	4.0
Allegion PLC	(587)	(57,737)	0.5
Ally Financial, Inc.	(40,811)	(987,218)	8.3
Amcor PLC	(37,275)	(331,375)	2.8
American Electric Power Co., Inc.	(105,069)	(7,936,912)	67.0
American Tower Corp.	(1,894)	(337,492)	2.9
Amkor Technology, Inc.	(8,936)	(186,405)	1.6
Analog Devices, Inc.	(94,421)	(14,855,256)	125.4
Antero Midstream Corp.	(16,074)	(198,353)	1.7
Apellis Pharmaceuticals, Inc.	(11,352)	(552,388)	4.7
Apollo Global Management, Inc.	(1,083)	(83,868)	0.7
AppLovin Corp., Class A	(767)	(27,949)	0.2
Aramark	(938)	(25,260)	0.2
Arch Capital Group Ltd.	(5,431)	(470,759)	4.0
Arista Networks, Inc.	(3,578)	(716,924)	6.1

Security	Shares	Value	% of Basket Value

United States (continued)
Asana, Inc., Class A	(4,681)	$(86,458)	0.7%
Aspen Technology, Inc.	(25,538)	(4,539,379)	38.3
ATI, Inc.	(22,437)	(847,445)	7.2
Avantor, Inc.	(33,415)	(582,423)	4.9
Avery Dennison Corp.	(25,547)	(4,446,966)	37.5
Avis Budget Group, Inc.	(1,197)	(194,872)	1.6
Ball Corp.	(11,280)	(543,132)	4.6
Bath & Body Works, Inc.	(5,550)	(164,558)	1.4
Baxter International, Inc.	(10,218)	(331,370)	2.8
Berry Global Group, Inc.	(20,206)	(1,111,330)	9.4
BILL Holdings, Inc.	(1,958)	(178,746)	1.5
Biogen, Inc.	(3,435)	(815,950)	6.9
Bio-Rad Laboratories, Inc.	(350)	(96,348)	0.8
BJ’s Wholesale Club Holdings, Inc.	(21,550)	(1,467,986)	12.4
Blackline, Inc.	(2,407)	(118,184)	1.0
Blue Owl Capital, Inc., Class A	(21,426)	(264,183)	2.2
Boeing Co.	(12,262)	(2,290,787)	19.3
Boston Beer Co., Inc., Class A	(2,215)	(739,699)	6.2
Boston Properties, Inc.	(17,940)	(961,046)	8.1
Boston Scientific Corp.	(22,093)	(1,130,941)	9.5
Braze, Inc.	(4,726)	(201,233)	1.7
Broadcom, Inc.	(588)	(494,726)	4.2
Broadridge Financial Solutions, Inc.	(45)	(7,679)	0.1
Brown & Brown, Inc.	(17,945)	(1,245,742)	10.5
Bumble, Inc., Class A	(2,865)	(38,506)	0.3
BWX Technologies, Inc.	(8,498)	(631,231)	5.3
Carlisle Cos., Inc.	(1,892)	(480,738)	4.1
Carrier Global Corp.	(30,352)	(1,446,576)	12.2
Cboe Global Markets, Inc.	(425)	(69,653)	0.6
CBRE Group, Inc., Class A	(2,188)	(151,716)	1.3
Celanese Corp., Class A	(1,618)	(185,277)	1.6
Celsius Holdings, Inc.	(414)	(62,965)	0.5
Ceridian HCM Holding, Inc.	(2,602)	(166,554)	1.4
CF Industries Holdings, Inc.	(9,387)	(748,895)	6.3
Championx Corp.	(1,135)	(34,958)	0.3
Chart Industries, Inc.	(407)	(47,306)	0.4
Chesapeake Energy Corp.	(5,098)	(438,836)	3.7
Chevron Corp.	(9,373)	(1,365,927)	11.5
Chipotle Mexican Grill, Inc., Class A	(752)	(1,460,534)	12.3
Chord Energy Corp.	(16,232)	(2,683,474)	22.7
Chubb Ltd.	(910)	(195,304)	1.7
Church & Dwight Co., Inc.	(829)	(75,389)	0.6
Churchill Downs, Inc.	(9,686)	(1,063,910)	9.0
Cisco Systems, Inc.	(1,224)	(63,807)	0.5
Civitas Resources, Inc.	(20,102)	(1,516,294)	12.8
Cloudflare, Inc.	(6,186)	(350,684)	3.0
CME Group, Inc.	(3,882)	(828,652)	7.0
Coca-Cola Consolidated, Inc.	(1,422)	(904,975)	7.6
Coherent Corp.	(3,082)	(91,227)	0.8
Coinbase Global, Inc.	(4,445)	(342,798)	2.9
Columbia Sportswear Co.	(853)	(62,951)	0.5
Confluent, Inc., Class A	(9,361)	(270,627)	2.3
Constellation Energy Corp.	(13,835)	(1,562,248)	13.2
Cooper Cos., Inc.	(6,472)	(2,017,646)	17.0
Core & Main, Inc., Class A	(3,057)	(91,955)	0.8
Corteva, Inc.	(2,901)	(139,654)	1.2
Costco Wholesale Corp.	(1,055)	(582,824)	4.9
Coty, Inc., Class A	(131,251)	(1,229,822)	10.4
Cousins Properties, Inc.	(57,358)	(1,024,987)	8.7
Crane Co.	(11,466)	(1,115,986)	9.4
Crocs, Inc.	(2,701)	(241,253)	2.0

44	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Crown Holdings, Inc.	(790)	$(63,674)	0.5%
CyberArk Software Ltd.	(2,485)	(406,645)	3.4
Danaher Corp.	(11,811)	(2,267,948)	19.1
Darden Restaurants, Inc.	(6,354)	(924,698)	7.8
Dexcom, Inc.	(625)	(55,519)	0.5
Diamondback Energy, Inc.	(10,115)	(1,621,637)	13.7
Digital Realty Trust, Inc.	(710)	(88,296)	0.7
Dollar General Corp.	(23,117)	(2,751,848)	23.2
Dollar Tree, Inc.	(20,411)	(2,267,458)	19.1
DoorDash, Inc.	(11,879)	(890,331)	7.5
DoubleVerify Holdings, Inc.	(991)	(27,580)	0.2
Dover Corp.	(9,071)	(1,178,776)	10.0
Dow, Inc.	(612)	(29,584)	0.3
Doximity, Inc.	(69,390)	(1,417,638)	12.0
DraftKings, Inc., Class A	(4,363)	(120,506)	1.0
Duke Energy Corp.	(7,648)	(679,831)	5.7
DuPont de Nemours, Inc.	(1,054)	(76,816)	0.7
Dynatrace, Inc.	(9,590)	(428,769)	3.6
Ecolab, Inc.	(1,533)	(257,145)	2.2
Edison International	(11,875)	(748,837)	6.3
Element Solutions, Inc.	(9,322)	(169,940)	1.4
elf Beauty, Inc.	(725)	(67,157)	0.6
Entegris, Inc.	(4,544)	(400,054)	3.4
Envista Holdings Corp.	(2,230)	(51,892)	0.4
Equifax, Inc.	(7,413)	(1,257,022)	10.6
Equinix, Inc.	(136)	(99,231)	0.8
Equity LifeStyle Properties, Inc.	(168)	(11,054)	0.1
Erie Indemnity Co., Class A	(2,627)	(725,551)	6.1
Estee Lauder Cos, Inc., Class A	(5,528)	(712,393)	6.0
Everest Group Ltd.	(268)	(106,026)	0.9
Evergy, Inc.	(966)	(47,469)	0.4
Eversource Energy	(37,438)	(2,013,790)	17.0
Exelon Corp.	(3,015)	(117,404)	1.0
Extra Space Storage, Inc.	(7,909)	(819,293)	6.9
FactSet Research Systems, Inc.	(1,647)	(711,323)	6.0
Fastenal Co.	(4,267)	(248,937)	2.1
Federal Realty Investment Trust	(2,214)	(201,895)	1.7
Ferguson PLC	(4,630)	(699,351)	5.9
Fifth Third Bancorp	(21,158)	(501,656)	4.2
First Citizens BancShares, Inc.	(34)	(46,945)	0.4
First Solar, Inc.	(5,346)	(761,538)	6.4
Five Below, Inc.	(940)	(163,541)	1.4
Fluence Energy, Inc.	(27,912)	(483,436)	4.1
Fortive Corp.	(15,499)	(1,011,775)	8.5
Fox Factory Holding Corp.	(3,601)	(293,373)	2.5
Freshworks, Inc., Class A	(67,243)	(1,206,339)	10.2
Frontier Communications Parent, Inc.	(6,967)	(124,849)	1.1
FTI Consulting, Inc.	(5,251)	(1,114,577)	9.4
GameStop Corp., Class A	(131,419)	(1,809,640)	15.3
Gaming and Leisure Properties, Inc.	(85,629)	(3,886,700)	32.8
Garmin Ltd.	(507)	(51,983)	0.4
GE HealthCare Technologies, Inc.	(6,631)	(441,426)	3.7
Goldman Sachs Group, Inc.	(16,432)	(4,988,920)	42.1
Graphic Packaging Holding Co.	(31,426)	(675,973)	5.7
Haleon PLC	(290,786)	(1,168,556)	9.9
Hartford Financial Services Group, Inc.	(27,954)	(2,053,221)	17.3
Hasbro, Inc.	(15,551)	(702,128)	5.9
HashiCorp, Inc., Class A	(22,337)	(439,816)	3.7
HB Fuller Co.	(7,235)	(478,595)	4.0
Healthcare Realty Trust, Inc., Class A	(54,113)	(776,522)	6.6
Hertz Global Holdings, Inc.	(39,726)	(334,890)	2.8
Hexcel Corp.	(6,749)	(417,898)	3.5

Security	Shares	Value	% of Basket Value

United States (continued)
Hilton Worldwide Holdings, Inc.	(10,931)	$(1,656,374)	14.0%
Hormel Foods Corp.	(27,263)	(887,411)	7.5
Howmet Aerospace, Inc.	(71,241)	(3,141,728)	26.5
Humana, Inc.	(1,859)	(973,540)	8.2
Hyatt Hotels Corp., Class A	(5,302)	(543,137)	4.6
ICON PLC, ADR	(92)	(22,444)	0.2
IDEX Corp.	(6,725)	(1,287,232)	10.9
ImmunoGen, Inc.	(11,553)	(171,678)	1.5
Immunovant, Inc.	(4,314)	(142,578)	1.2
Inari Medical, Inc.	(7,876)	(478,152)	4.0
Ingersoll Rand, Inc.	(15,317)	(929,436)	7.8
Insulet Corp.	(1,582)	(209,726)	1.8
Interactive Brokers Group, Inc., Class A	(23,397)	(1,873,398)	15.8
International Business Machines Corp.	(15,776)	(2,281,841)	19.3
International Flavors & Fragrances, Inc.	(18,490)	(1,263,791)	10.7
Intra-Cellular Therapies, Inc.	(6,736)	(335,183)	2.8
Intuit, Inc.	(3,611)	(1,787,264)	15.1
IPG Photonics Corp.	(421)	(36,164)	0.3
Jabil, Inc.	(6,054)	(743,431)	6.3
Jacobs Solutions, Inc.	(20,535)	(2,737,315)	23.1
JB Hunt Transport Services, Inc.	(1,853)	(318,475)	2.7
Johnson & Johnson	(3,224)	(478,248)	4.0
Karuna Therapeutics, Inc.	(678)	(112,962)	1.0
Keurig Dr. Pepper, Inc.	(110,616)	(3,354,983)	28.3
KKR & Co., Inc.	(39,074)	(2,164,700)	18.3
Kroger Co.	(8,650)	(392,450)	3.3
L3Harris Technologies, Inc.	(2,535)	(454,804)	3.8
Laboratory Corp. of America Holdings	(16,780)	(3,351,469)	28.3
Lancaster Colony Corp.	(848)	(143,456)	1.2
Lantheus Holdings, Inc.	(16,632)	(1,074,427)	9.1
Las Vegas Sands Corp.	(593)	(28,144)	0.2
Lennox International, Inc.	(369)	(136,729)	1.2
Levi Strauss & Co., Class A	(24,518)	(335,161)	2.8
Linde PLC	(2,922)	(1,116,672)	9.4
Loews Corp.	(9,570)	(612,576)	5.2
MACOM Technology Solutions Holdings, Inc.	(7,237)	(510,498)	4.3
Madison Square Garden Sports Corp.	(16,564)	(2,785,071)	23.5
MarketAxess Holdings, Inc.	(3,615)	(772,706)	6.5
Marriott International, Inc., Class A	(8,314)	(1,567,688)	13.2
Masimo Corp.	(10,026)	(813,409)	6.9
Matador Resources Co.	(5,117)	(315,668)	2.7
Match Group, Inc.	(30,518)	(1,055,923)	8.9
McDonald’s Corp.	(5,744)	(1,505,904)	12.7
Microchip Technology, Inc.	(934)	(66,585)	0.6
MicroStrategy, Inc., Class A	(3,277)	(1,387,449)	11.7
Middleby Corp.	(154)	(17,382)	0.2
Monday.com Ltd.	(1,723)	(223,973)	1.9
MongoDB, Inc., Class A	(3,590)	(1,237,078)	10.4
Morgan Stanley	(75,695)	(5,360,720)	45.2
MSC Industrial Direct Co., Inc., Class A	(2,817)	(266,911)	2.3
Mueller Industries, Inc.	(69,900)	(2,635,929)	22.2
Murphy Oil Corp.	(2,582)	(115,854)	1.0
Natera, Inc.	(206)	(8,131)	0.1
National Storage Affiliates Trust	(59,732)	(1,703,557)	14.4
Neogen Corp.	(11,792)	(175,583)	1.5
New Fortress Energy, Inc.	(10,961)	(332,118)	2.8
New York Community Bancorp, Inc.	(71,772)	(680,399)	5.7
New York Times Co.	(3,120)	(125,767)	1.1
Nexstar Media Group, Inc., Class A	(3,168)	(443,773)	3.7
NextEra Energy, Inc.	(450)	(26,235)	0.2
Noble Corp. PLC	(58,863)	(2,748,313)	23.2
Nordson Corp.	(5,197)	(1,104,830)	9.3

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
NOV, Inc.	(1,579)	$(31,517)	0.3%
nVent Electric PLC	(6,130)	(295,037)	2.5
Omega Healthcare Investors, Inc.	(6,303)	(208,629)	1.8
Omnicom Group, Inc.	(7,856)	(588,493)	5.0
ON Semiconductor Corp.	(9,197)	(576,100)	4.9
Onto Innovation, Inc.	(6,164)	(692,649)	5.8
Oracle Corp.	(162)	(16,751)	0.1
Organon & Co.	(5,052)	(74,719)	0.6
Ormat Technologies, Inc.	(2,181)	(134,219)	1.1
Ovintiv, Inc.	(2,096)	(100,608)	0.9
Palantir Technologies, Inc.	(42,525)	(629,370)	5.3
Parsons Corp.	(12,965)	(733,171)	6.2
PayPal Holdings, Inc.	(6,480)	(335,664)	2.8
PBF Energy, Inc., Class A	(57,971)	(2,755,362)	23.3
Penumbra, Inc.	(1,966)	(375,801)	3.2
Permian Resources Corp., Class A	(107,052)	(1,559,748)	13.2
PG&E Corp.	(91,624)	(1,493,471)	12.6
Pinnacle Financial Partners, Inc.	(23,282)	(1,451,866)	12.3
Pinnacle West Capital Corp.	(16,207)	(1,202,235)	10.1
Pinterest, Inc.	(20,625)	(616,275)	5.2
Planet Fitness, Inc., Class A	(829)	(45,819)	0.4
PNC Financial Services Group, Inc.	(6,812)	(779,770)	6.6
Procore Technologies, Inc.	(4,278)	(261,343)	2.2
Progressive Corp.	(1,257)	(198,719)	1.7
Prologis, Inc.	(11,064)	(1,114,698)	9.4
PTC, Inc.	(2,227)	(312,715)	2.6
QIAGEN NV	(55,246)	(2,056,011)	17.4
Quest Diagnostics, Inc.	(1,968)	(256,037)	2.2
R1 RCM, Inc.	(34,554)	(407,392)	3.4
Radian Group, Inc.	(55,469)	(1,405,584)	11.9
Ralph Lauren Corp., Class A	(3,064)	(344,792)	2.9
Rambus, Inc.	(2,223)	(120,776)	1.0
Range Resources Corp.	(1,083)	(38,815)	0.3
Raymond James Financial, Inc.	(10,523)	(1,004,315)	8.5
Realty Income Corp.	(6,654)	(315,267)	2.7
Regal Rexnord Corp.	(1,968)	(233,031)	2.0
Repligen Corp.	(7,399)	(995,609)	8.4
Revvity, Inc.	(9,294)	(770,008)	6.5
Rivian Automotive, Inc.	(6,688)	(108,479)	0.9
RLI Corp.	(4,637)	(617,834)	5.2
Robinhood Markets, Inc.	(46,414)	(424,224)	3.6
Roper Technologies, Inc.	(1,791)	(875,029)	7.4
Ross Stores, Inc.	(1,636)	(189,727)	1.6
Ryman Hospitality Properties, Inc.	(5,320)	(455,392)	3.8
Samsara, Inc., Class A	(16,587)	(382,662)	3.2
Sanofi SA	(828)	(75,290)	0.6
Schlumberger NV	(4,152)	(231,100)	2.0
Sealed Air Corp.	(14,349)	(441,806)	3.7
Selective Insurance Group, Inc.	(4,711)	(490,462)	4.1
Sensata Technologies Holding PLC	(3,443)	(109,763)	0.9
SentinelOne, Inc.	(9,473)	(148,063)	1.3
ServiceNow, Inc.	(245)	(142,553)	1.2
SharkNinja, Inc.	(3,117)	(130,166)	1.1
Sherwin-Williams Co.	(193)	(45,975)	0.4
Shockwave Medical, Inc.	(4,558)	(940,133)	7.9
Simpson Manufacturing Co., Inc.	(3,137)	(417,786)	3.5
SM Energy Co.	(1,783)	(71,891)	0.6
SoFi Technologies, Inc.	(23,358)	(176,353)	1.5
SolarEdge Technologies, Inc.	(40,939)	(3,109,317)	26.2

Security	Shares	Value	% of Basket Value

United States (continued)
Sonoco Products Co.	(18,767)	$(972,318)	8.2%
Southern Co.	(13,083)	(880,486)	7.4
SouthState Corp.	(2,477)	(163,730)	1.4
Southwest Gas Holdings, Inc.	(6,313)	(370,005)	3.1
Sprouts Farmers Market, Inc.	(26,293)	(1,104,832)	9.3
SPS Commerce, Inc.	(5,338)	(855,895)	7.2
SS&C Technologies Holdings, Inc.	(3,977)	(199,844)	1.7
STAG Industrial, Inc.	(10,129)	(336,485)	2.8
Starbucks Corp.	(8,122)	(749,173)	6.3
Starwood Property Trust, Inc.	(17,320)	(307,430)	2.6
State Street Corp.	(660)	(42,656)	0.4
STERIS PLC	(7,629)	(1,601,937)	13.5
Stryker Corp.	(375)	(101,333)	0.9
Super Micro Computer, Inc.	(1,692)	(405,183)	3.4
Surgery Partners, Inc.	(20)	(463)	0.0
Take-Two Interactive Software, Inc.	(14,837)	(1,984,449)	16.8
Teledyne Technologies, Inc.	(5,673)	(2,125,049)	17.9
Teleflex, Inc.	(1,611)	(297,632)	2.5
Tempur Sealy International, Inc.	(1,347)	(53,786)	0.5
Tenable Holdings, Inc.	(5,124)	(215,772)	1.8
Tesla, Inc.	(12,140)	(2,438,198)	20.6
Texas Instruments, Inc.	(1,404)	(199,382)	1.7
TKO Group Holdings, Inc.	(16,804)	(1,377,592)	11.6
Toro Co.	(6,699)	(541,547)	4.6
Tractor Supply Co.	(1,594)	(306,941)	2.6
Trade Desk, Inc., Class A	(11,729)	(832,290)	7.0
Tradeweb Markets, Inc., Class A	(6,362)	(572,644)	4.8
TransDigm Group, Inc.	(1,536)	(1,271,946)	10.7
Tyler Technologies, Inc.	(4,499)	(1,677,677)	14.2
Uber Technologies, Inc.	(16,323)	(706,459)	6.0
Union Pacific Corp.	(17,499)	(3,632,967)	30.7
United Rentals, Inc.	(1,463)	(594,373)	5.0
UnitedHealth Group, Inc.	(6,440)	(3,449,006)	29.1
Valaris Ltd.	(27,733)	(1,831,487)	15.5
Valvoline, Inc.	(36,396)	(1,079,869)	9.1
Vaxcyte, Inc.	(1,144)	(55,026)	0.5
Veralto Corp.	(3,494)	(241,086)	2.0
Verisk Analytics, Inc., Class A	(1,765)	(401,290)	3.4
Vertiv Holdings Co., Class A	(13,177)	(517,461)	4.4
Vistra Corp.	(6,215)	(203,355)	1.7
Vornado Realty Trust	(4,676)	(89,779)	0.8
Warner Music Group Corp., Class A	(693)	(21,691)	0.2
Waste Management, Inc.	(13,746)	(2,258,880)	19.1
Webster Financial Corp.	(22,273)	(845,706)	7.1
Welltower, Inc.	(47,673)	(3,985,940)	33.6
Western Alliance Bancorp	(3,046)	(125,191)	1.1
Western Digital Corp.	(4,231)	(169,875)	1.4
Whirlpool Corp.	(10,131)	(1,059,297)	8.9
Wingstop, Inc.	(383)	(70,001)	0.6
Wyndham Hotels & Resorts, Inc.	(2,426)	(175,642)	1.5
Wynn Resorts Ltd.	(1,523)	(133,689)	1.1
Xcel Energy, Inc.	(9,775)	(579,364)	4.9
XPO, Inc.	(22,870)	(1,733,775)	14.6
YETI Holdings, Inc.	(46,182)	(1,963,659)	16.6
Yum! Brands, Inc.	(522)	(63,089)	0.5
Zebra Technologies Corp., Class A	(2,523)	(528,392)	4.5
Zimmer Biomet Holdings, Inc.	(2,029)	(211,848)	1.8

46	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Zoom Video Communications, Inc., Class A	(3,305)	$(198,234)	1.7%
ZoomInfo Technologies, Inc., Class A	(20,812)	(269,724)	2.3

		(277,677,524)

Preferred Stocks

Germany
Sartorius AG	(2,056)	(514,262)	4.3
Volkswagen AG	(7,519)	(796,683)	6.7

		(1,310,945)

Total Reference Entity — Short		(452,006,422)

Net Value of Reference Entity — Bank of America N.A.		$(11,848,945)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination dates 03/21/25-04/14/25:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
AGL Energy Ltd.	150,874	$1,031,074	(8.7)%
Aristocrat Leisure Ltd.	59,609	1,464,867	(12.4)
Bank of Queensland Ltd.	135,587	440,610	(3.7)
BHP Group Ltd.	156,239	4,421,538	(37.3)
Charter Hall Group	56,847	314,931	(2.7)
Evolution Mining Ltd.	16,100	35,860	(0.3)
Flight Centre Travel Group Ltd.	37,146	441,567	(3.7)
GPT Group	117,891	272,072	(2.3)
Orica Ltd.	3,000	28,001	(0.2)
Rio Tinto Ltd.	22,659	1,691,528	(14.3)
SEEK Ltd.	26,510	349,738	(3.0)
Treasury Wine Estates Ltd.	26,049	218,266	(1.8)
Vicinity Ltd.	43,819	47,462	(0.4)
WiseTech Global Ltd.	7,278	270,969	(2.3)
Worley Ltd.	25,854	269,820	(2.3)

		11,298,303

Austria
BAWAG Group AG	14,995	666,817	(5.6)

Belgium
Ageas SA/NV	2,809	108,180	(0.9)
KBC Group NV	2,437	133,825	(1.2)
Sofina SA	4,502	853,658	(7.2)
Solvay SA	13,916	1,470,778	(12.4)
Warehouses De Pauw CVA	6,717	165,895	(1.4)

		2,732,336

Brazil
MercadoLibre, Inc.	164	203,481	(1.7)

Canada
Algonquin Power & Utilities Corp.	35,935	184,652	(1.6)
AltaGas Ltd.	6,310	119,472	(1.0)
Bank of Nova Scotia	6,898	282,601	(2.4)
Barrick Gold Corp.	36,506	591,825	(5.0)
Birchcliff Energy Ltd.	132,589	746,447	(6.3)
Canadian Imperial Bank of Commerce	15,787	566,209	(4.8)

Security	Shares	Value	% of Basket Value

Canada (continued)
Canadian Natural Resources Ltd.	22,886	$1,481,488	(12.5)%
Capital Power Corp.	9,335	242,807	(2.1)
Cenovus Energy, Inc.	4,974	96,673	(0.8)
Descartes Systems Group, Inc.	3,034	223,388	(1.9)
Element Fleet Management Corp.	65,967	909,552	(7.7)
Emera, Inc.	64,217	2,144,100	(18.1)
Enbridge, Inc.	24,834	808,944	(6.8)
Enerplus Corp.	76,379	1,315,425	(11.1)
First Majestic Silver Corp.	45,527	238,905	(2.0)
FirstService Corp.	3,067	442,054	(3.7)
Franco-Nevada Corp.	624	76,130	(0.6)
Gibson Energy, Inc.	4,902	75,834	(0.6)
Gildan Activewear, Inc.	24,728	715,626	(6.1)
Imperial Oil Ltd.	7,479	434,567	(3.7)
Ivanhoe Mines Ltd., Class A	26,161	196,734	(1.7)
Keyera Corp.	19,143	453,753	(3.8)
Lithium Americas Argentina Corp.	40,475	229,016	(1.9)
Magna International, Inc.	13,518	662,166	(5.6)
MEG Energy Corp.	13,496	271,605	(2.3)
Methanex Corp.	11,412	479,905	(4.1)
NuVista Energy Ltd.	23,299	230,083	(2.0)
Pembina Pipeline Corp.	34,890	1,093,575	(9.2)
RioCan REIT	5,320	65,928	(0.6)
Stantec, Inc.	6,646	414,539	(3.5)
TELUS Corp.	86,721	1,425,086	(12.0)
Toromont Industries Ltd.	29	2,226	(0.0)
TransAlta Corp.	15,658	116,966	(1.0)
West Fraser Timber Co. Ltd.	5,615	382,494	(3.2)
WSP Global, Inc.	443	57,977	(0.5)

		17,778,752

Denmark
AP Moller - Maersk A/S, Class B	100	166,683	(1.4)
DSV A/S	2,368	354,772	(3.0)
Genmab A/S	823	232,482	(2.0)
Orsted A/S	1,198	57,818	(0.5)

		811,755

Finland
Wartsila OYJ Abp	110,057	1,311,195	(11.1)

Germany
Basf SE	5,042	233,191	(2.0)
Bayerische Motoren Werke AG	954	88,726	(0.7)
Beiersdorf AG	4,669	612,991	(5.2)
Commerzbank AG	75,818	816,220	(6.9)
Covestro AG	23,707	1,199,026	(10.1)
Deutsche Telekom AG	9,775	211,924	(1.8)
E.ON SE	172,643	2,052,869	(17.3)
Heidelberg Materials AG	11,721	849,843	(7.2)
HUGO BOSS AG	10,067	587,664	(5.0)
Infineon Technologies AG	45,271	1,320,184	(11.1)
K&S AG	6,146	103,162	(0.9)
KION Group AG	15,352	470,007	(4.0)
LANXESS AG	24,197	554,943	(4.7)
Nemetschek SE	6,269	467,700	(3.9)
RWE AG	70,749	2,702,669	(22.8)
Siemens AG	15,625	2,070,756	(17.5)
SMA Solar Technology AG	13,288	814,787	(6.9)
Solarworld AG	10	2	(0.0)
Talanx AG	9,372	589,556	(5.0)

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Germany (continued)
Telefonica Deutschland Holding AG	77,577	$131,637	(1.1)%
thyssenkrupp AG	280,887	1,954,158	(16.5)
Volkswagen AG	53	6,115	(0.1)

		17,838,130

Hong Kong
AIA Group Ltd.	39,400	342,478	(2.9)
Futu Holdings Ltd., ADR	10,356	574,240	(4.9)
Hang Lung Properties Ltd.	136,000	178,944	(1.5)
Hongkong Land Holdings Ltd.	90,100	285,772	(2.4)
New World Development Co. Ltd.	112,000	205,758	(1.7)
Swire Pacific Ltd., Class A	94,500	604,279	(5.1)
Swire Properties Ltd.	431,000	835,345	(7.1)

		3,026,816

Ireland
Kerry Group PLC	17,762	1,369,450	(11.5)
Smurfit Kappa Group PLC	8,612	280,356	(2.4)

		1,649,806

Israel
Nice Ltd.	782	120,658	(1.0)
Nova Ltd.	5,003	475,135	(4.0)
Wix.com Ltd.	5,965	476,603	(4.1)

		1,072,396

Italy
A2A SpA	1,063,087	1,991,894	(16.8)
Banco BPM SpA	69,774	356,345	(3.0)
Ferrari NV	568	171,614	(1.5)
Infrastrutture Wireless Italiane SpA	19,578	213,978	(1.8)
Intesa Sanpaolo SpA	530,862	1,380,878	(11.7)
Mediobanca Banca di Credito Finanziario SpA	112,643	1,342,983	(11.3)
Moncler SpA	12,637	655,059	(5.5)
Prysmian SpA	7,136	266,731	(2.3)
Recordati Industria Chimica e Farmaceutica SpA	549	25,346	(0.2)
Snam SpA	42,407	194,095	(1.6)

		6,598,923

Japan
ABC-Mart, Inc.	15,200	238,637	(2.0)
Aeon Co. Ltd.	15,600	332,419	(2.8)
Amada Co. Ltd.	41,400	406,903	(3.4)
Asahi Kasei Corp.	28,500	177,611	(1.5)
Astellas Pharma, Inc.	99,200	1,271,281	(10.7)
Brother Industries Ltd.	51,200	809,775	(6.8)
Central Japan Railway Co.	2,400	54,557	(0.5)
Daiichi Sankyo Co. Ltd.	16,200	423,619	(3.6)
Daiwa House Industry Co. Ltd.	1,100	30,587	(0.3)
Denso Corp.	2,200	32,746	(0.3)
DMG Mori Co. Ltd.	52,900	887,175	(7.5)
Fast Retailing Co. Ltd.	3,900	873,194	(7.4)
FUJIFILM Holdings Corp.	19,200	1,065,224	(9.0)
Fujitsu Ltd.	5,600	734,104	(6.2)
Hoya Corp.	1,300	125,941	(1.1)
Hulic Co. Ltd.	30,000	278,666	(2.4)
IHI Corp.	17,900	348,353	(2.9)
Isuzu Motors Ltd.	6,300	71,088	(0.6)
ITOCHU Corp.	28,300	1,033,264	(8.7)
J Front Retailing Co. Ltd.	181,000	1,748,382	(14.8)
Japan Post Holdings Co. Ltd.	140,500	1,259,162	(10.6)
JFE Holdings, Inc.	42,900	605,421	(5.1)
JGC Holdings Corp.	8,600	107,161	(0.9)

Security	Shares	Value	% of Basket Value

Japan (continued)
Kakaku.com, Inc.	62,800	$613,323	(5.2)%
KDDI Corp.	2,300	69,730	(0.6)
Kirin Holdings Co. Ltd.	142,400	2,027,712	(17.1)
Komatsu Ltd.	49,900	1,162,765	(9.8)
Konica Minolta, Inc.	61,500	174,770	(1.5)
Kubota Corp.	60,800	829,307	(7.0)
Kyowa Kirin Co. Ltd.	35,800	569,526	(4.8)
Lawson, Inc.	55,800	2,721,823	(23.0)
MEIJI Holdings Co. Ltd.	12,900	321,883	(2.7)
Mitsubishi Chemical Group Corp.	66,400	381,146	(3.2)
Mitsubishi Corp.	11,800	557,499	(4.7)
Mitsubishi Electric Corp.	14,300	166,256	(1.4)
Mitsubishi Estate Co. Ltd.	86,800	1,126,417	(9.5)
Mitsubishi Gas Chemical Co., Inc.	31,700	434,209	(3.7)
Mitsubishi UFJ Financial Group, Inc.	520,600	4,425,615	(37.4)
Mitsui & Co. Ltd.	32,600	1,200,746	(10.1)
Mitsui Fudosan Co. Ltd.	86,900	1,909,146	(16.1)
Mizuho Financial Group, Inc.	83,900	1,442,093	(12.2)
MS&AD Insurance Group Holdings, Inc.	10,200	378,737	(3.2)
Nexon Co. Ltd.	2,100	39,018	(0.3)
NH Foods Ltd.	1,100	33,003	(0.3)
Nihon M&A Center Holdings, Inc.	101,400	469,298	(4.0)
Nikon Corp.	88,800	855,252	(7.2)
Nintendo Co. Ltd.	10,900	456,433	(3.9)
Nippon Express Holdings, Inc.	4,500	234,403	(2.0)
Nippon Shinyaku Co. Ltd.	1,800	73,936	(0.6)
Nippon Telegraph & Telephone Corp.	1,504,400	1,793,772	(15.2)
Nissan Motor Co. Ltd.	137,300	535,984	(4.5)
Nisshin Seifun Group, Inc.	103,600	1,578,943	(13.3)
Nomura Real Estate Holdings, Inc.	6,800	161,101	(1.4)
Nomura Research Institute Ltd.	1,600	42,540	(0.4)
NSK Ltd.	194,800	1,062,832	(9.0)
Obayashi Corp.	21,300	184,713	(1.6)
Obic Co. Ltd.	4,300	644,213	(5.4)
Olympus Corp.	22,500	304,432	(2.6)
Omron Corp.	4,500	163,537	(1.4)
Ono Pharmaceutical Co. Ltd.	12,400	217,203	(1.8)
Oracle Corp. Japan	1,900	136,604	(1.2)
ORIX Corp.	1,600	29,488	(0.2)
Otsuka Corp.	80,400	3,266,156	(27.6)
Otsuka Holdings Co. Ltd.	30,700	1,047,073	(8.8)
Panasonic Holdings Corp.	573,200	5,108,361	(43.1)
Rakuten Group, Inc.	473,800	1,776,813	(15.0)
Recruit Holdings Co. Ltd.	13,000	377,991	(3.2)
Resona Holdings, Inc.	21,800	117,872	(1.0)
Ricoh Co. Ltd.	103,200	848,176	(7.2)
SCREEN Holdings Co. Ltd.	2,400	113,171	(1.0)
SCSK Corp.	13,900	240,397	(2.0)
Sega Sammy Holdings, Inc.	29,300	463,737	(3.9)
Seiko Epson Corp.	5,400	76,095	(0.6)
Sekisui House Ltd.	73,000	1,448,164	(12.2)
Shimizu Corp.	32,100	231,401	(2.0)
Shionogi & Co. Ltd.	22,100	1,042,719	(8.8)
Socionext, Inc.	2,300	227,212	(1.9)
SoftBank Group Corp.	18,400	764,164	(6.5)
Subaru Corp.	38,700	679,669	(5.7)
Sumitomo Chemical Co. Ltd.	32,300	83,211	(0.7)
Sumitomo Corp.	4,100	81,569	(0.7)
Sumitomo Electric Industries Ltd.	5,400	57,338	(0.5)
Sumitomo Mitsui Financial Group, Inc.	15,000	732,476	(6.2)
Sumitomo Realty & Development Co. Ltd.	22,900	582,305	(4.9)

48	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
TIS, Inc.	26,300	$570,573	(4.8)%
Tokio Marine Holdings, Inc.	20,700	468,566	(4.0)
Tokyo Electron Ltd.	4,300	576,124	(4.9)
Tokyo Tatemono Co. Ltd.	74,300	1,000,131	(8.4)
TOTO Ltd.	900	22,003	(0.2)
Toyota Industries Corp.	1,200	90,168	(0.8)
Tsuruha Holdings, Inc.	16,200	1,205,281	(10.2)
Unicharm Corp.	800	27,632	(0.2)
Yamaha Corp.	7,600	205,758	(1.7)

		65,976,984

Luxembourg
ArcelorMittal SA	73,466	1,622,990	(13.7)

Macau
Galaxy Entertainment Group Ltd.	30,000	168,808	(1.4)
Wynn Macau Ltd.	249,600	221,267	(1.9)

		390,075

Netherlands
ABN AMRO Bank NV, GDR, CVA	100,916	1,357,450	(11.5)
ASR Nederland NV	20,157	750,834	(6.3)
ING Groep NV	102,085	1,306,346	(11.0)
Koninklijke Philips NV	1,791	33,996	(0.3)
NN Group NV	24,332	778,951	(6.6)
Redcare Pharmacy NV	1,018	113,774	(1.0)

		4,341,351

New Zealand
Xero Ltd.	756	51,686	(0.4)

Norway
Aker BP ASA	11,922	351,195	(3.0)
Equinor ASA	45,112	1,546,470	(13.0)
Gjensidige Forsikring ASA	18,552	284,107	(2.4)
Kongsberg Gruppen ASA	22,491	940,656	(7.9)
Norsk Hydro ASA	5,587	32,563	(0.3)
Var Energi ASA	92,041	317,465	(2.7)

		3,472,456

Puerto Rico
Popular, Inc.	5,835	379,508	(3.2)

Singapore
Mapletree Pan Asia Commercial Trust	64,300	62,562	(0.5)
Sea Ltd., ADR, ADR	40,226	1,677,424	(14.2)
Sembcorp Industries Ltd.	440,500	1,479,426	(12.5)
Singapore Airlines Ltd.	25,000	111,754	(0.9)

		3,331,166

Spain
ACS Actividades de Construccion y Servicios SA	3,405	122,930	(1.0)
Aena SME SA	1,284	185,969	(1.6)
Banco Bilbao Vizcaya Argentaria SA	308,761	2,424,616	(20.5)
Banco de Sabadell SA	1,621,861	2,013,147	(17.0)
Bankinter SA	135,756	856,895	(7.2)
CaixaBank SA	83,272	337,946	(2.8)
EDP Renovaveis SA	64,007	1,027,920	(8.7)
Fluidra SA	3,751	66,109	(0.6)
Grifols SA	31,021	347,405	(2.9)
Iberdrola SA	131,976	1,466,480	(12.4)
Industria De Diseno Textil SA	22,097	764,658	(6.5)

Security	Shares	Value	% of Basket Value

Spain (continued)
Naturgy Energy Group SA	41	$1,158	(0.0)%
Repsol SA	37,737	552,303	(4.7)

		10,167,536

Sweden
Electrolux AB	20,865	180,278	(1.5)
Elekta AB, B Shares	65,017	453,351	(3.8)
Husqvarna AB	4,939	32,825	(0.3)
Indutrade AB	4,664	84,544	(0.7)
Swedish Orphan Biovitrum AB	6,486	136,260	(1.2)
Volvo Car AB	57,516	203,892	(1.7)

		1,091,150

Switzerland
ABB Ltd., Registered Shares	76,224	2,590,992	(21.9)
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	67	749,724	(6.3)
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	2	220,037	(1.8)
Flughafen Zurich AG	3,648	689,312	(5.8)
Geberit AG, Registered Shares	91	43,228	(0.4)
Georg Fischer AG, Registered Shares	952	49,985	(0.4)
Givaudan SA, Registered Shares	113	380,141	(3.2)
Kuehne & Nagel International AG	13,405	3,659,819	(30.9)
Logitech International SA	50,185	3,989,915	(33.7)
Novartis AG	15,822	1,499,906	(12.7)
Sandoz Group AG	3,889	102,640	(0.9)
Schindler Holding AG	453	92,667	(0.8)
Temenos AG	5,209	379,279	(3.2)

		14,447,645

United Kingdom
3i Group PLC	1,310	30,804	(0.3)
Auto Trader Group PLC	72,429	550,483	(4.7)
Aviva PLC	45,921	222,722	(1.9)
BAE Systems PLC	50,801	686,508	(5.8)
Barclays PLC	111,055	177,898	(1.5)
British American Tobacco PLC	130,114	3,907,034	(33.0)
British Land Co. PLC	189,270	689,259	(5.8)
Bunzl PLC	56,670	2,028,914	(17.1)
Burberry Group PLC	38,699	801,409	(6.8)
Centrica PLC	36,130	68,981	(0.6)
Diploma PLC	3,702	129,025	(1.1)
Drax Group PLC	54,391	280,818	(2.4)
easyJet PLC	402,560	1,804,507	(15.2)
Halma PLC	4,816	108,871	(0.9)
Hammerson PLC	40	11	(0.0)
IMI PLC	20,657	370,896	(3.1)
Informa PLC	4,319	37,325	(0.3)
Intertek Group PLC	2,688	125,520	(1.1)
ITV PLC	1,228,984	962,157	(8.1)
J Sainsbury PLC	568,776	1,787,669	(15.1)
Just Eat Takeaway.com NV	7,848	95,526	(0.8)
Land Securities Group PLC	60,689	423,013	(3.6)
Liberty Global PLC, Class C	28,108	476,712	(4.0)
London Stock Exchange Group	2,381	241,455	(2.0)
Marks & Spencer Group PLC	51,316	135,963	(1.1)
Melrose Industries PLC	122,342	700,328	(5.9)
NatWest Group PLC	60,666	131,793	(1.1)
Pearson PLC	16,546	192,479	(1.6)
Phoenix Group Holdings PLC	25,825	143,410	(1.2)
Rightmove PLC	4,437	25,513	(0.2)

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Rolls-Royce Holdings PLC	79,252	$209,666	(1.8)%
Sage Group PLC	58,366	692,833	(5.9)
Smiths Group PLC	155,846	3,069,036	(25.9)
Spectris PLC	112,871	4,286,101	(36.2)
Tesco PLC	240,254	791,036	(6.7)
Tritax Big Box REIT PLC	245,713	411,225	(3.5)
Vodafone Group PLC	1,947,473	1,801,726	(15.2)
Weir Group PLC	46,940	978,502	(8.3)
Whitbread PLC	3,987	161,736	(1.4)
Wise PLC, Class A	3,219	26,300	(0.2)

		29,765,164

United States
3M Co.	21,084	1,917,590	(16.2)
A O Smith Corp.	15,275	1,065,584	(9.0)
Abbvie, Inc.	188	26,542	(0.2)
Academy Sports & Outdoors, Inc.	9,371	420,196	(3.5)
Acadia Healthcare Co., Inc.	210	15,437	(0.1)
Adient PLC	4,712	158,747	(1.3)
Adobe, Inc.	3,013	1,603,097	(13.5)
Advance Auto Parts, Inc.	868	45,162	(0.4)
Advanced Drainage Systems, Inc.	6,141	656,043	(5.5)
AECOM	9,557	731,588	(6.2)
AES Corp.	17,377	258,917	(2.2)
Affiliated Managers Group, Inc.	1,984	243,556	(2.1)
Agilent Technologies, Inc.	22,777	2,354,458	(19.9)
Akamai Technologies, Inc.	23,642	2,442,928	(20.6)
Alaska Air Group, Inc.	20,092	635,510	(5.4)
Alcoa Corp.	116,531	2,987,855	(25.2)
Align Technology, Inc.	1,406	259,534	(2.2)
Alkermes PLC	26,347	637,334	(5.4)
Allstate Corp.	3,940	504,832	(4.3)
Alnylam Pharmaceuticals, Inc.	463	70,283	(0.6)
Alphabet, Inc., Class A	17,580	2,181,326	(18.4)
Altria Group, Inc.	158,806	6,379,237	(53.9)
Amazon.com, Inc.	51,123	6,803,960	(57.5)
Amdocs Ltd.	17,292	1,386,127	(11.7)
American Financial Group, Inc.	6,036	660,097	(5.6)
American Homes 4 Rent, Class A	3,020	98,875	(0.8)
American International Group, Inc.	16,522	1,012,964	(8.6)
AMETEK, Inc.	18,596	2,617,759	(22.1)
Amgen, Inc.	800	204,560	(1.7)
AMN Healthcare Services, Inc.	15,798	1,198,436	(10.1)
ANSYS, Inc.	162	45,078	(0.4)
Antero Resources Corp.	2,543	74,866	(0.6)
Aon PLC	725	224,315	(1.9)
Apple, Inc.	22,238	3,797,583	(32.1)
Applied Materials, Inc.	9,496	1,256,796	(10.6)
AptarGroup, Inc.	2,783	340,277	(2.9)
Archer-Daniels-Midland Co.	32,864	2,352,076	(19.9)
Armstrong World Industries, Inc.	3,485	264,477	(2.2)
Asbury Automotive Group, Inc.	984	188,308	(1.6)
AT&T, Inc.	2,567	39,532	(0.3)
Atkore, Inc.	2,128	264,468	(2.2)
Atlassian Corp. Ltd., Class A	4,491	811,254	(6.9)
Autodesk, Inc.	1,320	260,872	(2.2)
AutoNation, Inc.	9,625	1,252,020	(10.6)
AvalonBay Communities, Inc.	4,106	680,528	(5.7)
Avnet, Inc.	2,534	117,400	(1.0)
Axis Capital Holdings Ltd.	646	36,887	(0.3)
Bank of America Corp.	25,452	670,406	(5.7)

Security	Shares	Value	% of Basket Value

United States (continued)
Bank OZK	1,907	$68,290	(0.6)%
Berkshire Hathaway, Inc., Class B	229	78,165	(0.7)
Best Buy Co., Inc.	53,287	3,560,637	(30.1)
BioMarin Pharmaceutical, Inc.	5,137	418,409	(3.5)
Block, Inc.	62,460	2,514,015	(21.2)
Booking Holdings, Inc.	186	518,858	(4.4)
Box, Inc., Class A	28,370	705,278	(6.0)
Boyd Gaming Corp.	9,319	514,875	(4.3)
Brighthouse Financial, Inc.	20,933	948,265	(8.0)
Bristol-Myers Squibb Co.	1,189	61,269	(0.5)
BRP, Inc.	8,752	600,425	(5.1)
Bruker Corp.	17,086	973,902	(8.2)
Brunswick Corp.	4,155	288,648	(2.4)
Builders FirstSource, Inc.	11,520	1,250,150	(10.6)
Bunge Ltd.	1,685	178,576	(1.5)
Burlington Stores, Inc.	1,892	228,989	(1.9)
Cable One, Inc.	203	111,624	(0.9)
CACI International, Inc., Class A	2,977	966,811	(8.2)
Cadence Design Systems, Inc.	2,011	482,338	(4.1)
Camden Property Trust	24,189	2,053,162	(17.3)
Capital One Financial Corp.	13,885	1,406,412	(11.9)
Carnival PLC	43,308	446,117	(3.8)
Cencora, Inc.	11,171	2,068,311	(17.5)
Centene Corp.	7,517	518,523	(4.4)
CenterPoint Energy, Inc.	4,663	125,341	(1.1)
CH Robinson Worldwide, Inc.	15,835	1,295,778	(10.9)
Charter Communications, Inc., Class A	361	145,411	(1.2)
Chemed Corp.	3,035	1,707,643	(14.4)
Chewy, Inc., Class A	553	10,689	(0.1)
Ciena Corp.	11,775	496,905	(4.2)
Cincinnati Financial Corp.	3,790	377,749	(3.2)
Cintas Corp.	4,877	2,473,224	(20.9)
Cirrus Logic, Inc.	10,864	727,128	(6.1)
Citigroup, Inc.	5,676	224,145	(1.9)
Citizens Financial Group, Inc.	12,088	283,222	(2.4)
Clarkson PLC	391,358	2,496,864	(21.1)
Coca-Cola Co.	31,212	1,763,166	(14.9)
Cognex Corp.	16,613	597,902	(5.0)
Colgate-Palmolive Co.	2,729	205,002	(1.7)
Comerica, Inc.	17,066	672,400	(5.7)
Comfort Systems USA, Inc.	184	33,460	(0.3)
ConocoPhillips	22,131	2,629,163	(22.2)
Copart, Inc.	726	31,596	(0.3)
CoStar Group, Inc.	914	67,097	(0.6)
Coterra Energy, Inc.	2,187	60,143	(0.5)
Credit Acceptance Corp.	2,330	937,662	(7.9)
Crowdstrike Holdings, Inc., Class A	8,965	1,584,743	(13.4)
Crown Castle, Inc.	9,228	858,019	(7.2)
CSX Corp.	10,677	318,708	(2.7)
Cullen/frost Bankers, Inc.	328	29,845	(0.3)
Curtiss-Wright Corp.	4,557	905,977	(7.7)
D.R. Horton, Inc.	14,872	1,552,637	(13.1)
Darling Ingredients, Inc.	1,679	74,363	(0.6)
DaVita, Inc.	4,536	350,315	(3.0)
Deckers Outdoor Corp.	826	493,172	(4.2)
Deere & Co.	2,523	921,803	(7.8)
Devon Energy Corp.	108,534	5,054,428	(42.7)
DocuSign, Inc., Class A	953	37,053	(0.3)
Domino’s Pizza, Inc.	2,708	917,985	(7.8)
Dropbox, Inc.	16,106	423,588	(3.6)
DTE Energy Co.	4,007	386,195	(3.3)

50	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Eastman Chemical Co.	1,110	$82,950	(0.7)%
eBay, Inc.	114,990	4,511,058	(38.1)
Elanco Animal Health, Inc.	48,234	424,942	(3.6)
Electronic Arts, Inc.	8,710	1,078,211	(9.1)
Eli Lilly & Co.	860	476,380	(4.0)
EMCOR Group, Inc.	16,480	3,405,592	(28.8)
EOG Resources, Inc.	14,263	1,800,704	(15.2)
Equity Residential	22,146	1,225,338	(10.3)
Essex Property Trust, Inc.	493	105,463	(0.9)
Etsy, Inc.	20,636	1,285,623	(10.9)
Exact Sciences Corp.	4,063	250,240	(2.1)
Exelixis, Inc.	54,735	1,126,994	(9.5)
Expeditors International of Washington, Inc.	1,748	190,969	(1.6)
Experian PLC	28,760	877,488	(7.4)
Exxon Mobil Corp.	21,895	2,317,586	(19.6)
F5, Inc.	1,529	231,781	(2.0)
Fair Isaac Corp.	1,353	1,144,462	(9.7)
FedEx Corp.	966	231,937	(2.0)
Fidelity National Information Services, Inc.	44,390	2,179,993	(18.4)
First American Financial Corp.	5,556	285,801	(2.4)
FleetCor Technologies, Inc.	107	24,093	(0.2)
Flex Ltd.	25,866	665,274	(5.6)
Flowers Foods, Inc.	7,509	164,672	(1.4)
Flowserve Corp.	12,462	457,605	(3.9)
Fluor Corp.	110,661	3,683,905	(31.1)
FMC Corp.	4,519	240,411	(2.0)
Ford Motor Co.	33,714	328,711	(2.8)
Fortinet, Inc.	39,122	2,236,605	(18.9)
Fox Corp., Class A	41,626	1,265,014	(10.7)
Fox Corp., Class B	35,923	1,002,611	(8.5)
Franklin Resources, Inc.	6,232	142,027	(1.2)
Freeport-McMoRan, Inc.	91,950	3,106,071	(26.2)
Gartner, Inc.	1,815	602,653	(5.1)
General Dynamics Corp.	4,908	1,184,349	(10.0)
General Mills, Inc.	2,478	161,665	(1.4)
General Motors Co.	71,492	2,016,074	(17.0)
Gilead Sciences, Inc.	11,721	920,567	(7.8)
Global Payments, Inc.	2,104	223,487	(1.9)
Globe Life, Inc.	2,938	341,866	(2.9)
Globus Medical, Inc.	12,095	552,862	(4.7)
GoDaddy, Inc., Class A	11,564	846,832	(7.2)
Graco, Inc.	5,518	410,263	(3.5)
Guidewire Software, Inc.	4,575	412,345	(3.5)
GXO Logistics, Inc.	306	15,456	(0.1)
H&R Block, Inc.	8,071	331,315	(2.8)
Halozyme Therapeutics, Inc.	8,791	297,751	(2.5)
Harley-Davidson, Inc.	34,083	915,129	(7.7)
HCA Healthcare, Inc.	284	64,224	(0.5)
Helmerich & Payne, Inc.	34,148	1,351,236	(11.4)
Henry Schein, Inc.	828	53,803	(0.5)
Herc Holdings, Inc.	2,748	293,459	(2.5)
Hershey Co.	3,182	596,148	(5.0)
Hewlett Packard Enterprise Co.	64,053	985,135	(8.3)
Hilton Grand Vacations, Inc.	9,401	337,966	(2.9)
Holcim Ltd.	62,813	3,928,120	(33.2)
Home Depot, Inc.	2,826	804,534	(6.8)
HP, Inc.	47,748	1,257,205	(10.6)
Huntsman Corp.	54,401	1,269,175	(10.7)
IDEXX Laboratories, Inc.	2,233	892,017	(7.5)
Incyte Corp.	10,957	590,911	(5.0)
Intel Corp.	17,684	645,466	(5.5)
International Paper Co.	5,457	184,065	(1.6)

Security	Shares	Value	% of Basket Value

United States (continued)
Invesco Ltd.	91,191	$1,182,747	(10.0)%
Invitation Homes, Inc.	5,706	169,411	(1.4)
Ionis Pharmaceuticals, Inc.	9,366	414,633	(3.5)
Iridium Communications, Inc.	4,066	150,645	(1.3)
ITT, Inc.	3,430	320,190	(2.7)
J M Smucker Co.	694	79,005	(0.7)
Jack Henry & Associates, Inc.	16,070	2,265,709	(19.1)
James Hardie Industries PLC, CDI	14,095	351,662	(3.0)
Jazz Pharmaceuticals PLC	2,494	316,788	(2.7)
Johnson Controls International PLC	11,952	585,887	(4.9)
Jones Lang LaSalle, Inc.	6,592	843,249	(7.1)
KBR, Inc.	63,433	3,688,629	(31.2)
KeyCorp	133,229	1,361,600	(11.5)
Keysight Technologies, Inc.	9,250	1,128,962	(9.5)
Kimberly-Clark Corp.	425	50,847	(0.4)
KLA Corp.	632	296,850	(2.5)
Knight-Swift Transportation Holdings, Inc.	5,738	280,531	(2.4)
Lam Research Corp.	162	95,292	(0.8)
Lamar Advertising Co., Class A	9,168	754,251	(6.4)
Landstar System, Inc.	1,652	272,217	(2.3)
Lattice Semiconductor Corp.	8,809	489,868	(4.1)
Leggett & Platt, Inc.	12,693	297,397	(2.5)
Lennar Corp., Class A	14,539	1,551,021	(13.1)
Liberty Media Corp.-Liberty Formula One	2,511	162,437	(1.4)
Liberty Media Corp.-Liberty SiriusXM	6,029	148,012	(1.2)
Live Nation Entertainment, Inc.	2,206	176,524	(1.5)
Lockheed Martin Corp.	4,852	2,205,913	(18.6)
Louisiana-Pacific Corp.	25,650	1,315,332	(11.1)
Lyft, Inc.	139,438	1,278,646	(10.8)
LyondellBasell Industries NV, Class A	3,525	318,096	(2.7)
M&T Bank Corp.	1,649	185,925	(1.6)
Magnolia Oil & Gas Corp., Class A	1,293	29,028	(0.2)
Manhattan Associates, Inc.	22,965	4,477,716	(37.8)
Marathon Oil Corp.	34,881	952,600	(8.0)
Marathon Petroleum Corp.	3,861	583,976	(4.9)
Marriott Vacations Worldwide Corp.	26,577	2,388,209	(20.2)
Marsh & McLennan Cos., Inc.	19,710	3,738,001	(31.6)
Martin Marietta Materials, Inc.	1,057	432,250	(3.7)
Masco Corp.	13,389	697,433	(5.9)
MasTec, Inc.	7,847	466,426	(3.9)
McCormick & Co., Inc.	535	34,187	(0.3)
McKesson Corp.	2,716	1,236,758	(10.4)
Medical Properties Trust, Inc.	50,610	241,916	(2.0)
Medtronic PLC	9,998	705,459	(6.0)
Merck & Co., Inc.	8,070	828,789	(7.0)
Meta Platforms, Inc., Class A	5,427	1,634,992	(13.8)
MetLife, Inc.	61,026	3,662,170	(30.9)
Mettler-Toledo International, Inc.	1,181	1,163,521	(9.8)
MGIC Investment Corp.	17,185	289,395	(2.4)
MGM Resorts International	37,574	1,312,084	(11.1)
Micron Technology, Inc.	33,744	2,256,461	(19.1)
Microsoft Corp.	24,412	8,253,941	(69.7)
Mid-America Apartment Communities, Inc.	3,220	380,443	(3.2)
Mohawk Industries, Inc.	4,327	347,804	(2.9)
Molina Healthcare, Inc.	602	200,436	(1.7)
Moody’s Corp.	8,160	2,513,280	(21.2)
Morningstar, Inc.	185	46,849	(0.4)
Mosaic Co.	9,507	308,787	(2.6)
MP Materials Corp.	60,615	994,086	(8.4)
MSCI, Inc., Class A	311	146,652	(1.2)
Murphy USA, Inc.	1,513	548,750	(4.6)
Nasdaq, Inc.	34,633	1,717,797	(14.5)

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
National Fuel Gas Co.	603	$30,723	(0.3)%
Nestle SA	26,947	2,939,786	(24.8)
NetApp, Inc.	13,908	1,012,224	(8.5)
Neurocrine Biosciences, Inc.	3,205	355,563	(3.0)
New Jersey Resources Corp.	6,208	251,921	(2.1)
Newmont Corp.	229,220	8,588,873	(72.5)
Northrop Grumman Corp.	437	206,015	(1.7)
NRG Energy, Inc.	11,492	487,031	(4.1)
Nutanix, Inc.	1,050	38,000	(0.3)
NVIDIA Corp.	7,972	3,250,982	(27.5)
NVR, Inc.	21	113,665	(1.0)
OGE Energy Corp.	10,716	366,487	(3.1)
Old Dominion Freight Line, Inc.	168	63,279	(0.5)
ONE Gas, Inc.	5,029	303,752	(2.6)
OneMain Holdings, Inc.	29,702	1,067,193	(9.0)
O’Reilly Automotive, Inc.	2,412	2,244,221	(19.0)
Oshkosh Corp.	26,333	2,310,194	(19.5)
Otis Worldwide Corp.	10,781	832,401	(7.0)
Ovintiv, Inc.	10,641	520,740	(4.4)
Owens Corning	236	26,755	(0.2)
PACCAR, Inc.	9,503	784,283	(6.6)
Palo Alto Networks, Inc.	10,979	2,668,117	(22.5)
Paramount Global, Class B	193,896	2,109,588	(17.8)
Paychex, Inc.	19,111	2,122,277	(17.9)
Paycom Software, Inc.	5,728	1,403,188	(11.9)
Penn Entertainment, Inc.	39,078	771,009	(6.5)
Penske Automotive Group, Inc.	9,687	1,386,016	(11.7)
PepsiCo, Inc.	1,516	247,532	(2.1)
Perrigo Co. PLC	747	20,647	(0.2)
Pfizer, Inc.	62,441	1,908,197	(16.1)
Philip Morris International, Inc.	20,272	1,807,452	(15.3)
Phillips 66	1,191	135,857	(1.1)
Portland General Electric Co.	592	23,692	(0.2)
Post Holdings, Inc.	13,714	1,100,960	(9.3)
PPL Corp.	80,965	1,989,310	(16.8)
Primo Water Corp.	23,183	308,057	(2.6)
Prosperity Bancshares, Inc.	1,239	67,575	(0.6)
Prudential Financial, Inc.	15,153	1,385,590	(11.7)
PulteGroup, Inc.	20,160	1,483,574	(12.5)
Pure Storage, Inc., Class A	8,866	299,759	(2.5)
PVH Corp.	3,010	223,794	(1.9)
Qorvo, Inc.	4,408	385,347	(3.3)
QUALCOMM, Inc.	11,287	1,230,170	(10.4)
Qualys, Inc.	4,384	670,533	(5.7)
Quanta Services, Inc.	9,625	1,608,530	(13.6)
Regeneron Pharmaceuticals, Inc., Registered Shares	496	386,825	(3.3)
Regions Financial Corp.	7,463	108,437	(0.9)
Reinsurance Group of America, Inc.	16,662	2,490,469	(21.0)
ResMed, Inc.	8,254	1,165,630	(9.8)
RH	1,621	353,313	(3.0)
Robert Half, Inc.	596	44,563	(0.4)
Roche Holding AG	1,491	411,182	(3.5)
Rollins, Inc.	6,915	260,073	(2.2)
Royal Caribbean Cruises Ltd.	8,948	758,164	(6.4)
S&P Global, Inc.	1,461	510,342	(4.3)
Salesforce, Inc.	68	13,656	(0.1)
Sarepta Therapeutics, Inc.	3,819	257,057	(2.2)
SBA Communications Corp., Class A	1,644	342,988	(2.9)
Seagate Technology Holdings PLC	1,752	119,574	(1.0)
SEI Investments Co.	12,930	693,824	(5.9)
Service Corp. International	38,986	2,121,618	(17.9)

Security	Shares	Value	% of Basket Value

United States (continued)
Signify NV	13,132	$339,786	(2.9)%
Silicon Laboratories, Inc.	5,180	477,492	(4.0)
Simon Property Group, Inc.	6,715	737,911	(6.2)
Sirius XM Holdings, Inc.	9,417	40,305	(0.3)
SiteOne Landscape Supply, Inc.	3,230	444,997	(3.8)
Skechers USA, Inc.	24,676	1,189,877	(10.1)
Skyworks Solutions, Inc.	1,318	114,323	(1.0)
Snap, Inc.	38,697	387,357	(3.3)
Southwest Airlines Co.	3,334	74,115	(0.6)
Southwestern Energy Co.	10,274	73,254	(0.6)
Spotify Technology SA	20,412	3,363,081	(28.4)
Steel Dynamics, Inc.	818	87,125	(0.7)
Synchrony Financial	7,045	197,612	(1.7)
Synopsys, Inc.	1,303	611,680	(5.2)
Synovus Financial Corp.	48,389	1,261,501	(10.7)
Sysco Corp.	10,776	716,496	(6.1)
T Rowe Price Group, Inc.	3,604	326,162	(2.8)
Tapestry, Inc.	52,972	1,459,908	(12.3)
Target Corp.	7,208	798,574	(6.7)
TD SYNNEX Corp.	477	43,731	(0.4)
TE Connectivity Ltd.	17,164	2,022,777	(17.1)
Tenet Healthcare Corp.	5,520	296,424	(2.5)
Teradata Corp.	36,550	1,561,416	(13.2)
Teradyne, Inc.	17,215	1,433,493	(12.1)
Tetra Tech, Inc.	235	35,464	(0.3)
Textron, Inc.	37,600	2,857,600	(24.1)
Thor Industries, Inc.	264	23,214	(0.2)
TJX Cos., Inc.	2,066	181,953	(1.5)
Toll Brothers, Inc.	6,831	483,020	(4.1)
TopBuild Corp.	1,685	385,461	(3.3)
Trane Technologies PLC	2,996	570,169	(4.8)
Transocean Ltd.	17,361	114,930	(1.0)
TransUnion	1,894	83,109	(0.7)
Travelers Cos, Inc.	317	53,078	(0.4)
Trex Co., Inc.	22,095	1,241,960	(10.5)
Trimble, Inc.	1,845	86,955	(0.7)
Truist Financial Corp.	19,588	555,516	(4.7)
Tyson Foods, Inc., Class A	47,546	2,203,757	(18.6)
U.S. Foods Holding Corp.	21,130	822,802	(6.9)
UFP Industries, Inc.	3,763	358,125	(3.0)
UGI Corp.	108,741	2,261,813	(19.1)
U-Haul Holding Co.	4,896	231,140	(2.0)
Ulta Beauty, Inc.	6,934	2,644,004	(22.3)
United Airlines Holdings, Inc.	52,771	1,847,513	(15.6)
United Therapeutics Corp.	2,142	477,366	(4.0)
Universal Health Services, Inc.	800	100,712	(0.9)
Unum Group	6,965	340,588	(2.9)
US Bancorp	34,362	1,095,461	(9.3)
Valero Energy Corp.	30,087	3,821,049	(32.3)
Valmont Industries, Inc.	3,809	750,030	(6.3)
Veeva Systems, Inc., Class A	3,849	741,741	(6.3)
VeriSign, Inc.	28,440	5,678,330	(48.0)
Visa, Inc., Class A	3,347	786,880	(6.6)
Visteon Corp.	3,414	393,054	(3.3)
Vulcan Materials Co.	10,354	2,034,457	(17.2)
W.W.Grainger, Inc.	2,290	1,671,311	(14.1)
WEC Energy Group, Inc.	13,966	1,136,693	(9.6)
WESCO International, Inc.	2,447	313,705	(2.6)
West Pharmaceutical Services, Inc.	882	280,732	(2.4)
Westinghouse Air Brake Technologies Corp.	17,860	1,893,517	(16.0)
Westlake Corp.	11,800	1,361,248	(11.5)
WEX, Inc.	14,556	2,423,283	(20.5)

52	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Weyerhaeuser Co.	41,112	$1,179,503	(10.0)%
WillScot Mobile Mini Holdings Corp.	7,882	310,630	(2.6)
Woodward, Inc.	2,539	316,613	(2.7)
Workday, Inc., Class A	9,556	2,023,101	(17.1)
Zillow Group, Inc., Class C	25,125	910,781	(7.7)
Zions Bancorp NA	7,499	231,344	(2.0)
Zoetis, Inc.	1,731	271,767	(2.3)

		355,686,758

Preferred Stocks

Germany
Bayerische Motoren Werke AG	1,354	114,898	(1.0)

Total Reference Entity — Long		555,828,077

Reference Entity — Short

Common Stocks

Australia
Ampol Ltd.	(34,628)	(702,178)	5.9
ANZ Group Holdings Ltd.	(16,454)	(259,463)	2.2
ASX Ltd.	(53,343)	(1,905,556)	16.1
Aurizon Holdings Ltd.	(545,239)	(1,187,592)	10.0
Beach Energy Ltd.	(997,310)	(982,302)	8.3
Coles Group Ltd.	(213,258)	(2,069,626)	17.5
Computershare Ltd.	(2,093)	(33,111)	0.3
EBOS Group Ltd.	(22,374)	(464,418)	3.9
Endeavour Group Ltd.	(838,414)	(2,633,563)	22.3
Flutter Entertainment PLC	(2,300)	(360,555)	3.1
IGO Ltd.	(4,953)	(30,114)	0.3
Incitec Pivot Ltd.	(421,726)	(736,200)	6.2
Lottery Corp. Ltd.	(598,214)	(1,726,785)	14.6
Lynas Rare Earths Ltd.	(56,903)	(255,972)	2.2
Mineral Resources Ltd.	(818)	(29,989)	0.3
Mirvac Group	(1,103,160)	(1,279,945)	10.8
National Australia Bank Ltd.	(145,302)	(2,602,975)	22.0
Newcrest Mining Ltd.	(13,589)	(179,934)	1.5
NEXTDC Ltd.	(106,200)	(797,441)	6.7
Pilbara Minerals Ltd.	(46,468)	(109,277)	0.9
Qantas Airways Ltd.	(251,276)	(786,591)	6.6
Ramsay Health Care Ltd.	(6,561)	(203,155)	1.7
Reece Ltd.	(82,999)	(925,415)	7.8
Santos Ltd.	(771,778)	(3,765,857)	31.8
Wesfarmers Ltd.	(271,121)	(8,723,079)	73.7
Woodside Energy Group Ltd.	(1,223)	(26,607)	0.2

		(32,777,700)

Austria
Mondi PLC	(31,173)	(506,920)	4.3
Voestalpine AG	(9,402)	(234,497)	2.0

		(741,417)

Belgium
Anheuser-Busch InBev SA	(34,650)	(1,968,577)	16.6
Elia Group SA/NV	(6,047)	(575,877)	4.9
Euronav NV	(9,674)	(172,488)	1.4

		(2,716,942)

Bermuda
RenaissanceRe Holdings Ltd.	(2,756)	(605,190)	5.1

Brazil
Yara International ASA	(14,536)	(487,200)	4.1

Security	Shares	Value	% of Basket Value

Canada
Air Canada	(34,333)	$(422,516)	3.6%
Alimentation Couche-Tard, Inc.	(13,400)	(742,767)	6.3
ARC Resources Ltd.	(2,692)	(44,102)	0.4
Baytex Energy Corp.	(11,429)	(50,356)	0.4
Canadian Apartment Properties REIT	(22,857)	(686,808)	5.8
Canadian National Railway Co.	(659)	(70,101)	0.6
Capstone Copper Corp.	(27,907)	(96,949)	0.8
CCL Industries, Inc., Class B	(7,885)	(314,295)	2.6
Constellation Software, Inc.	(354)	(715,296)	6.0
Fairfax Financial Holdings Ltd.	(198)	(166,987)	1.4
Finning International, Inc.	(5,575)	(152,397)	1.3
George Weston Ltd.	(538)	(59,446)	0.5
iA Financial Corp., Inc.	(15,987)	(948,312)	8.0
IGM Financial, Inc.	(1,833)	(42,088)	0.4
Intact Financial Corp.	(6,517)	(933,124)	7.9
Loblaw Cos Ltd.	(1,355)	(112,187)	0.9
National Bank of Canada	(17,080)	(1,081,138)	9.1
Nutrien Ltd.	(2,997)	(164,325)	1.4
Onex Corp.	(9,936)	(567,419)	4.8
Parkland Corp.	(52,295)	(1,611,154)	13.6
Quebecor, Inc., Class B	(59,214)	(1,244,819)	10.5
Saputo, Inc.	(22,314)	(458,901)	3.9
SNC-Lavalin Group, Inc.	(14,109)	(399,770)	3.4
TMX Group Ltd.	(16,490)	(350,180)	3.0

		(11,435,437)

China
Prosus NV	(1,164)	(32,490)	0.3
Wilmar International Ltd.	(60,900)	(158,492)	1.3

		(190,982)

Denmark
Carlsberg A/S, Class B	(8,045)	(960,435)	8.1
Coloplast A/S	(13,685)	(1,425,423)	12.1
Danske Bank A/S	(69,329)	(1,624,341)	13.7
Novozymes A/S	(6,868)	(308,568)	2.6

		(4,318,767)

Finland
Elisa OYJ	(23,211)	(982,379)	8.3
Fortum OYJ	(28,265)	(335,347)	2.8
Kesko OYJ, B Shares	(39,445)	(666,126)	5.6
Metso OYJ	(6,002)	(52,770)	0.4
Neste OYJ	(767)	(25,732)	0.2
Nokia OYJ	(966,789)	(3,213,996)	27.2
Orion OYJ	(9,406)	(373,534)	3.2
Stora Enso OYJ, R Shares	(46,995)	(563,716)	4.8
UPM-Kymmene OYJ	(49,967)	(1,679,515)	14.2

		(7,893,115)

France
Adevinta ASA	(65,311)	(587,532)	5.0

Germany
AIXTRON SE	(1,854)	(51,996)	0.4
Bayer AG	(28,848)	(1,244,312)	10.5
Bechtle AG	(14,272)	(636,696)	5.4
CTS Eventim AG & Co. KGaA	(971)	(58,687)	0.5
Deutsche Bank AG	(9,338)	(102,761)	0.9
Fresenius Medical Care AG & Co. KGaA	(2,806)	(93,057)	0.8
Fresenius SE & Co. KGaA	(41,572)	(1,067,547)	9.0
Hannover Rueck SE	(1,549)	(341,433)	2.9
Hella GmbH & Co. KGaA	(3,254)	(247,362)	2.1
HelloFresh SE	(22,598)	(492,643)	4.2

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Germany (continued)
Siemens Healthineers AG	(8,692)	$(426,831)	3.6%
Symrise AG, Class A	(294)	(30,062)	0.2
Vonovia SE	(29,615)	(680,535)	5.7

		(5,473,922)

Ireland
Aercap Holdings NV	(40,589)	(2,521,389)	21.3

Israel
Elbit Systems Ltd.	(123)	(23,028)	0.2
Global-e Online Ltd.	(14,625)	(513,484)	4.3
ICL Group Ltd.	(10,797)	(52,866)	0.5
Mobileye Global, Inc., Class A	(34,389)	(1,226,656)	10.4
Teva Pharmaceutical Industries Ltd., ADR	(8,695)	(74,603)	0.6

		(1,890,637)

Italy
Assicurazioni Generali SpA	(64,213)	(1,273,165)	10.8
Coca-Cola HBC AG	(8,629)	(225,165)	1.9
DiaSorin SpA	(2,440)	(218,287)	1.8
Eni SpA	(80,671)	(1,316,410)	11.1
Iveco Group NV	(1,472)	(12,381)	0.1
Leonardo SpA	(31,854)	(480,530)	4.1
Nexi SpA	(6,427)	(37,276)	0.3
Poste Italiane SpA	(13,941)	(137,758)	1.2

		(3,700,972)

Japan
Advantest Corp.	(4,900)	(126,217)	1.1
AGC, Inc.	(177,000)	(6,102,322)	51.5
Asahi Group Holdings Ltd.	(22,600)	(827,607)	7.0
Bandai Namco Holdings, Inc.	(30,200)	(633,768)	5.3
Bridgestone Corp.	(600)	(23,022)	0.2
Capcom Co. Ltd.	(6,000)	(196,005)	1.7
Chiba Bank Ltd.	(15,700)	(118,492)	1.0
Chubu Electric Power Co., Inc.	(13,400)	(164,112)	1.4
Chugai Pharmaceutical Co. Ltd.	(10,600)	(318,793)	2.7
Daiwa House REIT Investment Corp.	(143)	(256,231)	2.2
East Japan Railway Co.	(78,900)	(4,152,261)	35.1
Electric Power Development Co. Ltd.	(1,700)	(26,423)	0.2
Food & Life Cos. Ltd.	(2,000)	(33,709)	0.3
Fukuoka Financial Group, Inc.	(11,100)	(297,133)	2.5
Hakuhodo DY Holdings, Inc.	(19,300)	(158,806)	1.3
Hankyu Hanshin Holdings, Inc.	(11,500)	(366,572)	3.1
Hitachi Ltd.	(500)	(32,024)	0.3
Ibiden Co. Ltd.	(24,100)	(1,044,665)	8.8
Iida Group Holdings Co. Ltd.	(25,000)	(393,463)	3.3
Inpex Corp.	(16,300)	(239,798)	2.0
Japan Airlines Co. Ltd.	(9,300)	(173,236)	1.5
Japan Airport Terminal Co. Ltd.	(800)	(35,622)	0.3
Japan Metropolitan Fund Invest	(195)	(127,090)	1.1
Japan Real Estate Investment Corp.	(213)	(800,773)	6.8
JSR Corp.	(120,500)	(3,263,374)	27.6
Kao Corp.	(3,500)	(129,317)	1.1
Keisei Electric Railway Co. Ltd.	(1,400)	(53,014)	0.4
Keyence Corp.	(900)	(351,804)	3.0
Kikkoman Corp.	(52,200)	(3,008,670)	25.4
Kintetsu Group Holdings Co. Ltd.	(36,900)	(1,051,798)	8.9
Kose Corp.	(400)	(26,865)	0.2
Kyushu Electric Power Co., Inc.	(18,500)	(119,794)	1.0
Kyushu Railway Co.	(18,000)	(372,872)	3.1
Lasertec Corp.	(14,700)	(2,456,839)	20.7

Security	Shares	Value	% of Basket Value

Japan (continued)
LY Corp.	(191,400)	$(494,791)	4.2%
Makita Corp.	(24,800)	(649,402)	5.5
MatsukiyoCocokara & Co.	(29,100)	(517,137)	4.4
Mazda Motor Corp.	(9,400)	(92,213)	0.8
McDonald’s Holdings Co. Japan Ltd.	(10,200)	(402,109)	3.4
MinebeaMitsumi, Inc.	(5,500)	(87,456)	0.7
Mitsubishi Motors Corp.	(958,500)	(3,179,167)	26.8
Mitsui High-Tec, Inc.	(3,100)	(132,867)	1.1
Mitsui OSK Lines Ltd.	(18,000)	(471,508)	4.0
NIDEC Corp.	(20,900)	(774,634)	6.5
Nippon Building Fund, Inc.	(698)	(2,839,581)	24.0
Nippon Sanso Holdings Corp.	(21,100)	(539,263)	4.6
Nissan Chemical Corp.	(2,700)	(111,665)	0.9
Nitori Holdings Co. Ltd.	(2,200)	(241,350)	2.0
Nomura Holdings, Inc.	(171,900)	(673,334)	5.7
Nomura Real Estate Master Fund, Inc.	(25)	(27,895)	0.2
Oji Holdings Corp.	(34,000)	(147,316)	1.2
Oriental Land Co. Ltd.	(6,500)	(212,969)	1.8
Park24 Co. Ltd.	(18,500)	(211,213)	1.8
Rakus Co. Ltd.	(17,200)	(217,082)	1.8
Rakuten Bank Ltd.	(4,500)	(77,765)	0.7
Rohm Co. Ltd.	(2,400)	(39,076)	0.3
Rohto Pharmaceutical Co. Ltd.	(14,700)	(347,502)	2.9
Secom Co. Ltd.	(4,100)	(288,507)	2.4
Seven & i Holdings Co. Ltd.	(30,900)	(1,143,008)	9.7
SG Holdings Co. Ltd.	(12,700)	(182,169)	1.5
SHIFT, Inc.	(200)	(36,807)	0.3
Shimano, Inc.	(15,100)	(2,201,085)	18.6
Shinko Electric Industries Co. Ltd.	(21,200)	(691,671)	5.8
SMC Corp.	(5,300)	(2,480,937)	21.0
Sony Group Corp.	(14,100)	(1,186,930)	10.0
Square Enix Holdings Co. Ltd.	(7,300)	(245,798)	2.1
SUMCO Corp.	(134,900)	(1,765,988)	14.9
Taiyo Yuden Co. Ltd.	(196,000)	(4,458,130)	37.7
Takeda Pharmaceutical Co. Ltd.	(64,900)	(1,787,448)	15.1
TDK Corp.	(92,000)	(3,488,925)	29.5
Thk Co. Ltd.	(1,200)	(21,748)	0.2
Tobu Railway Co. Ltd.	(12,100)	(295,087)	2.5
Tohoku Electric Power Co., Inc.	(31,400)	(198,731)	1.7
Tokai Carbon Co. Ltd.	(92,500)	(719,594)	6.1
Tokyo Electric Power Co Holdings, Inc.	(199,300)	(854,744)	7.2
Tokyo Gas Co. Ltd.	(1,900)	(43,262)	0.4
Tokyo Seimitsu Co. Ltd.	(1,000)	(47,412)	0.4
Tokyu Corp.	(95,000)	(1,086,323)	9.2
Toyo Suisan Kaisha Ltd.	(3,500)	(163,301)	1.4
Toyo Tire Corp.	(65,300)	(983,117)	8.3
Toyota Motor Corp.	(13,100)	(229,854)	1.9
USS Co. Ltd.	(5,000)	(88,533)	0.7
Visional, Inc.	(2,800)	(138,957)	1.2
Welcia Holdings Co. Ltd.	(111,100)	(1,865,147)	15.8
West Japan Railway Co.	(24,100)	(930,563)	7.9
Yamada Holdings Co. Ltd.	(7,900)	(25,312)	0.2
Yamato Holdings Co. Ltd.	(68,000)	(1,147,146)	9.7
Yokohama Rubber Co. Ltd.	(14,500)	(271,698)	2.3
Zensho Holdings Co. Ltd.	(1,600)	(85,102)	0.7

		(69,122,820)

Luxembourg
Tenaris SA	(58,098)	(923,626)	7.8

Netherlands
Argenx SE	(21)	(9,859)	0.1

54	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Netherlands (continued)
ASM International NV	(4,159)	$(1,713,297)	14.5%
ASML Holding NV	(2,833)	(1,700,154)	14.4
BE Semiconductor Industries NV	(719)	(74,154)	0.6
Heineken Holding NV	(20,688)	(1,571,253)	13.3
Heineken NV	(30,410)	(2,727,343)	23.0
IMCD NV	(1,718)	(206,465)	1.7
JDE Peet’s NV	(40,511)	(1,123,504)	9.5
Koninklijke Ahold Delhaize NV	(21,523)	(636,316)	5.4
OCI NV	(3,303)	(76,802)	0.6
Shell PLC	(11,384)	(366,908)	3.1
Universal Music Group NV	(35,431)	(865,992)	7.3

		(11,072,047)

New Zealand
Auckland International Airport Ltd.	(254,430)	(1,108,266)	9.3
Fisher & Paykel Healthcare Corp. Ltd.	(146,745)	(1,809,960)	15.3
Mercury NZ Ltd.	(134,850)	(471,860)	4.0
Meridian Energy Ltd.	(119,359)	(342,396)	2.9
Spark New Zealand Ltd.	(520,982)	(1,538,547)	13.0

		(5,271,029)

Norway
Frontline PLC	(2,246)	(49,973)	0.4
Orkla ASA	(85,098)	(600,340)	5.1
Salmar ASA	(13,545)	(656,956)	5.5
Telenor ASA	(1,903)	(19,918)	0.2

		(1,327,187)

Portugal
Banco Comercial Portugues SA	(458,533)	(141,073)	1.2

Singapore
CapitaLand Ascendas REIT	(583,100)	(1,109,126)	9.4
Genting Singapore Ltd.	(841,000)	(528,912)	4.5
Grab Holdings Ltd., Class A	(261,873)	(803,950)	6.8
Jardine Cycle & Carriage Ltd.	(13,600)	(280,474)	2.4
Oversea-Chinese Banking Corp. Ltd.	(56,300)	(522,530)	4.4
Singapore Exchange Ltd.	(45,500)	(315,371)	2.6
Singapore Technologies Engineering Ltd.	(154,300)	(424,064)	3.6
Singapore Telecommunications Ltd.	(423,000)	(735,816)	6.2
United Overseas Bank Ltd.	(1,200)	(23,696)	0.2
UOL Group Ltd.	(72,000)	(310,454)	2.6

		(5,054,393)

South Africa
Anglo American PLC	(37,238)	(954,119)	8.1

Spain
Amadeus IT Group SA	(13,791)	(785,614)	6.6
Cellnex Telecom SA	(11,528)	(338,225)	2.8
Corp. ACCIONA Energias Renovables SA	(373)	(10,078)	0.1
Endesa SA	(30,065)	(564,566)	4.8

		(1,698,483)

Sweden
Alfa Laval AB	(4,478)	(146,517)	1.2
Assa Abloy AB	(1,600)	(34,238)	0.3
Atlas Copco AB, A Shares	(94,110)	(1,246,494)	10.5
Beijer Ref AB, Class B	(2,361)	(22,949)	0.2
Boliden AB	(16,171)	(424,778)	3.6
Castellum AB	(103,087)	(1,011,167)	8.5
Epiroc AB	(2,694)	(38,378)	0.3
Epiroc AB	(27,132)	(458,505)	3.9
EQT AB	(20,340)	(380,827)	3.2

Security	Shares	Value	% of Basket Value

Sweden (continued)
Essity AB	(53,893)	$(1,254,965)	10.6%
Evolution Ab	(13,539)	(1,235,418)	10.4
Getinge AB	(12,141)	(223,457)	1.9
H & M Hennes & Mauritz AB, B Shares	(37,125)	(510,673)	4.3
Hexagon AB, B Shares	(15,662)	(128,110)	1.1
Holmen AB	(8,771)	(338,794)	2.9
Industrivarden AB, Class A	(470)	(12,442)	0.1
Investment AB Latour	(3,411)	(60,141)	0.5
Investor AB, B Shares	(15,010)	(282,243)	2.4
L E Lundbergforetagen AB	(276)	(11,535)	0.1
Lifco AB, B Shares	(13,218)	(246,913)	2.1
Nibe Industrier AB	(5,230)	(30,246)	0.2
Sandvik Ab	(36,541)	(637,183)	5.4
Skandinaviska Enskilda Banken AB	(271,751)	(3,089,482)	26.1
Skanska AB, B Shares	(24,540)	(377,137)	3.2
Svenska Cellulosa AB SCA, Class B	(83,287)	(1,166,955)	9.9
Svenska Handelsbanken AB, A Shares	(223,820)	(1,921,641)	16.2
Swedbank AB	(225,832)	(3,721,034)	31.4
Tele2 AB, B Shares	(71,387)	(519,297)	4.4
Telia Co. AB	(983,010)	(2,130,249)	18.0
Volvo AB, B Shares	(4,430)	(89,832)	0.8

		(21,751,600)

Switzerland
Alcon, Inc.	(9,811)	(710,462)	6.0
Bachem Holding AG	(5,229)	(384,355)	3.3
Baloise Holding AG, Registered Shares	(3,106)	(450,847)	3.8
Barry Callebaut AG, Registered Shares	(964)	(1,478,106)	12.5
EMS-Chemie Holding AG, Registered Shares	(772)	(533,886)	4.5
Lonza Group AG, Registered Shares	(631)	(224,264)	1.9
On Holding AG	(29,725)	(763,041)	6.4
SIG Group AG	(4,414)	(98,419)	0.8
Sika AG	(3,090)	(749,057)	6.3
Swatch Group AG	(140)	(36,523)	0.3
Swiss Life Holding AG, Registered Shares	(3,622)	(2,352,023)	19.9
Swisscom AG, Registered Shares	(6,914)	(4,189,202)	35.4
UBS Group AG	(155,683)	(3,700,703)	31.3
VAT Group AG	(702)	(251,811)	2.1

		(15,922,699)

Thailand
Fabrinet	(9,116)	(1,412,980)	11.9

United Kingdom
Abrdn PLC	(254,080)	(487,670)	4.1
Admiral Group PLC	(10,161)	(303,037)	2.6
Barratt Developments PLC	(104,715)	(530,815)	4.5
Beazley PLC	(53,959)	(339,784)	2.9
Coca-Cola Europacific Partners PLC	(25,601)	(1,497,914)	12.6
DCC PLC	(22,639)	(1,264,227)	10.7
Diageo PLC	(19,001)	(716,252)	6.0
DS Smith PLC	(169,581)	(591,174)	5.0
Endeavour Mining PLC	(4,845)	(100,469)	0.8
Entain PLC	(4,201)	(47,691)	0.4
Hiscox Ltd.	(39,758)	(455,641)	3.8
Howden Joinery Group PLC	(70,814)	(552,873)	4.7
HSBC Holdings PLC	(671,782)	(4,878,563)	41.2
JD Sports Fashion PLC	(125,921)	(196,840)	1.7
JET2 PLC	(27,750)	(340,920)	2.9
Legal & General Group PLC	(274,644)	(711,368)	6.0
Lloyds Banking Group PLC	(2,522,602)	(1,233,672)	10.4
M&G PLC	(291,474)	(707,483)	6.0
Ocado Group PLC	(13,295)	(75,866)	0.6

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Persimmon PLC	(23,656)	$(294,482)	2.5%
Reckitt Benckiser Group PLC	(26,988)	(1,806,807)	15.3
RELX PLC	(17,673)	(620,160)	5.2
Rentokil Initial PLC	(415,578)	(2,129,550)	18.0
Smith & Nephew PLC	(11,388)	(128,176)	1.1
Spirax-Sarco Engineering PLC	(548)	(54,556)	0.5
Standard Chartered PLC	(23,188)	(178,874)	1.5
Unilever PLC	(22,018)	(1,047,879)	8.8
Vistry Group PLC	(193,602)	(1,677,755)	14.2

		(22,970,498)

United States
10X Genomics, Inc., Class A	(11,578)	(408,472)	3.5
Abbott Laboratories	(9,686)	(915,811)	7.7
Accenture PLC, Class A	(7,236)	(2,149,743)	18.2
Acuity Brands, Inc.	(1,363)	(220,765)	1.9
Affirm Holdings, Inc.	(26,593)	(468,303)	4.0
Aflac, Inc.	(92,788)	(7,247,671)	61.2
Agilon Health, Inc.	(45,376)	(816,768)	6.9
Agree Realty Corp.	(25,250)	(1,412,485)	11.9
Air Lease Corp., Class A	(15,634)	(541,405)	4.6
Airbnb, Inc., Class A	(12,361)	(1,462,183)	12.4
Albemarle Corp.	(10,068)	(1,276,421)	10.8
Alexandria Real Estate Equities, Inc.	(2,046)	(190,544)	1.6
Alight, Inc., Class A	(137,468)	(912,788)	7.7
Allegion PLC	(3,091)	(304,031)	2.6
Alliant Energy Corp.	(58,817)	(2,869,681)	24.2
Ally Financial, Inc.	(59)	(1,427)	0.0
Amcor PLC	(211,945)	(1,884,191)	15.9
American Airlines Group, Inc.	(2)	(22)	0.0
American Electric Power Co., Inc.	(53,905)	(4,071,984)	34.4
American Tower Corp.	(3,039)	(541,519)	4.6
American Water Works Co., Inc.	(2,116)	(248,947)	2.1
Americold Realty Trust, Inc.	(10,457)	(274,183)	2.3
Amkor Technology, Inc.	(28,172)	(587,668)	5.0
Amphenol Corp., Class A	(48,420)	(3,900,231)	32.9
Annaly Capital Management, Inc.	(94,387)	(1,473,381)	12.4
Antero Midstream Corp.	(4,104)	(50,643)	0.4
Apellis Pharmaceuticals, Inc.	(15,052)	(732,430)	6.2
Apollo Global Management, Inc.	(53,723)	(4,160,309)	35.1
Aptiv PLC	(324)	(28,253)	0.2
Arista Networks, Inc.	(6,657)	(1,333,863)	11.3
Asana, Inc., Class A	(9,797)	(180,951)	1.5
Aspen Technology, Inc.	(4,347)	(772,679)	6.5
ATI, Inc.	(14,663)	(553,822)	4.7
Automatic Data Processing, Inc.	(465)	(101,472)	0.9
Avantor, Inc.	(17,415)	(303,543)	2.6
Avery Dennison Corp.	(22,359)	(3,892,031)	32.9
Avis Budget Group, Inc.	(339)	(55,189)	0.5
Axon Enterprise, Inc.	(125)	(25,561)	0.2
Ball Corp.	(20,752)	(999,209)	8.4
Bath & Body Works, Inc.	(16,184)	(479,856)	4.1
Baxter International, Inc.	(5,001)	(162,182)	1.4
Bentley Systems, Inc., Class B	(593)	(28,844)	0.2
Berry Global Group, Inc.	(25,060)	(1,378,300)	11.6
BILL Holdings, Inc.	(3,293)	(300,618)	2.5
Biogen, Inc.	(3,053)	(725,210)	6.1
Bio-Rad Laboratories, Inc.	(203)	(55,882)	0.5
BJ’s Wholesale Club Holdings, Inc.	(20,189)	(1,375,275)	11.6
Blackline, Inc.	(711)	(34,910)	0.3
Blue Owl Capital, Inc., Class A	(73,592)	(907,389)	7.7

Security	Shares	Value	% of Basket Value

United States (continued)
Boeing Co.	(12,081)	$(2,256,972)	19.1%
Boston Beer Co., Inc., Class A	(1,611)	(537,993)	4.5
Boston Properties, Inc.	(68,871)	(3,689,419)	31.2
Boston Scientific Corp.	(15,226)	(779,419)	6.6
Braze, Inc.	(7,213)	(307,130)	2.6
Broadcom, Inc.	(1,864)	(1,568,314)	13.2
Broadridge Financial Solutions, Inc.	(52)	(8,873)	0.1
Brown & Brown, Inc.	(19,632)	(1,362,853)	11.5
Bumble, Inc., Class A	(2,344)	(31,503)	0.3
BWX Technologies, Inc.	(15,623)	(1,160,476)	9.8
Carlisle Cos., Inc.	(116)	(29,474)	0.2
Carrier Global Corp.	(30,190)	(1,438,855)	12.2
Carvana Co., Class A	(1,135)	(30,645)	0.3
Cboe Global Markets, Inc.	(3,538)	(579,843)	4.9
CBRE Group, Inc., Class A	(2,606)	(180,700)	1.5
Celanese Corp., Class A	(29,520)	(3,380,335)	28.6
Ceridian HCM Holding, Inc.	(980)	(62,730)	0.5
CF Industries Holdings, Inc.	(9,873)	(787,668)	6.7
Chart Industries, Inc.	(1,638)	(190,385)	1.6
Chesapeake Energy Corp.	(27,545)	(2,371,074)	20.0
Chevron Corp.	(2,034)	(296,415)	2.5
Chipotle Mexican Grill, Inc., Class A	(1,376)	(2,672,467)	22.6
Chord Energy Corp.	(17,740)	(2,932,777)	24.8
Chubb Ltd.	(848)	(181,998)	1.5
Churchill Downs, Inc.	(12,319)	(1,353,119)	11.4
Cisco Systems, Inc.	(47,683)	(2,485,715)	21.0
Civitas Resources, Inc.	(40,125)	(3,026,629)	25.6
Cloudflare, Inc.	(6,006)	(340,480)	2.9
CME Group, Inc.	(1,086)	(231,818)	2.0
Coherent Corp.	(39,599)	(1,172,130)	9.9
Coinbase Global, Inc.	(25,768)	(1,987,228)	16.8
Columbia Sportswear Co.	(2,982)	(220,072)	1.9
Comcast Corp., Class A	(27,232)	(1,124,409)	9.5
Commercial Metals Co.	(670)	(28,334)	0.2
Conagra Brands, Inc.	(993)	(27,168)	0.2
Concentrix Corp.	(329)	(25,073)	0.2
Confluent, Inc., Class A	(20,011)	(578,518)	4.9
Constellation Energy Corp.	(17,995)	(2,031,995)	17.2
Cooper Cos., Inc.	(7,645)	(2,383,329)	20.1
Corteva, Inc.	(5,416)	(260,726)	2.2
Costco Wholesale Corp.	(3,373)	(1,863,380)	15.7
Coty, Inc., Class A	(75,447)	(706,938)	6.0
Cousins Properties, Inc.	(51,256)	(915,945)	7.7
Crane Co.	(16,621)	(1,617,722)	13.7
Crown Holdings, Inc.	(12,801)	(1,031,761)	8.7
CSL Ltd.	(750)	(110,388)	0.9
CVS Health Corp.	(8,898)	(614,051)	5.2
CyberArk Software Ltd.	(1,171)	(191,622)	1.6
Danaher Corp.	(6,208)	(1,192,060)	10.1
Darden Restaurants, Inc.	(10,703)	(1,557,608)	13.2
Diamondback Energy, Inc.	(8,605)	(1,379,554)	11.7
Digital Realty Trust, Inc.	(4,592)	(571,061)	4.8
Dollar General Corp.	(19,125)	(2,276,640)	19.2
Dollar Tree, Inc.	(15,017)	(1,668,239)	14.1
Dominion Energy, Inc.	(29,633)	(1,194,803)	10.1
DoorDash, Inc.	(6,974)	(522,701)	4.4
DoubleVerify Holdings, Inc.	(1,279)	(35,595)	0.3
Dover Corp.	(11,815)	(1,535,359)	13.0
Dow, Inc.	(16,468)	(796,063)	6.7
Doximity, Inc.	(32,666)	(667,366)	5.6
DraftKings, Inc., Class A	(50,174)	(1,385,806)	11.7

56	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Duke Energy Corp.	(24,547)	$(2,181,983)	18.4%
Dun & Bradstreet Holdings, Inc.	(55,309)	(484,507)	4.1
Duolingo, Inc.	(10,083)	(1,472,622)	12.4
DuPont de Nemours, Inc.	(3,991)	(290,864)	2.5
DXC Technology Co.	(3,699)	(74,609)	0.6
Dynatrace, Inc.	(9,046)	(404,447)	3.4
Eastgroup Properties, Inc.	(3,004)	(490,403)	4.1
Edison International	(26,856)	(1,693,539)	14.3
Element Solutions, Inc.	(34,630)	(631,305)	5.3
Endeavor Group Holdings, Inc.	(2,888)	(65,731)	0.6
Entegris, Inc.	(5,308)	(467,316)	3.9
Equifax, Inc.	(3,357)	(569,246)	4.8
Equinix, Inc.	(190)	(138,632)	1.2
Erie Indemnity Co., Class A	(1,782)	(492,171)	4.2
Estee Lauder Cos, Inc., Class A	(24,239)	(3,123,680)	26.4
Everest Group Ltd.	(123)	(48,661)	0.4
Eversource Energy	(6,196)	(333,283)	2.8
Exelon Corp.	(21,500)	(837,210)	7.1
Extra Space Storage, Inc.	(19,302)	(1,999,494)	16.9
F&G Annuities & Life, Inc.	(1)	(31)	0.0
FactSet Research Systems, Inc.	(921)	(397,771)	3.4
Federal Realty Investment Trust	(67)	(6,110)	0.1
Ferguson PLC	(292)	(44,106)	0.4
Fifth Third Bancorp	(22,446)	(532,195)	4.5
First Citizens BancShares, Inc., Class A	(533)	(735,934)	6.2
First Solar, Inc.	(771)	(109,829)	0.9
FirstEnergy Corp.	(12,355)	(439,838)	3.7
Five Below, Inc.	(378)	(65,764)	0.6
Floor & Decor Holdings, Inc., Class A	(728)	(59,987)	0.5
Fluence Energy, Inc.	(18,983)	(328,786)	2.8
Fortive Corp.	(43,618)	(2,847,383)	24.1
Fox Factory Holding Corp.	(8,744)	(712,374)	6.0
Freshworks, Inc., Class A	(48,107)	(863,040)	7.3
FTI Consulting, Inc.	(3,444)	(731,023)	6.2
GameStop Corp., Class A	(8,424)	(115,998)	1.0
Gaming and Leisure Properties, Inc.	(54,097)	(2,455,463)	20.7
Garmin Ltd.	(881)	(90,329)	0.8
GE HealthCare Technologies, Inc.	(11,634)	(774,475)	6.5
Gitlab, Inc., Class A	(27,417)	(1,186,608)	10.0
GlobalFoundries, Inc.	(7,485)	(371,406)	3.1
Goldman Sachs Group, Inc.	(2,269)	(688,891)	5.8
Graphic Packaging Holding Co.	(60,670)	(1,305,012)	11.0
Haleon PLC	(458,098)	(1,845,358)	15.6
Hasbro, Inc.	(7,121)	(321,513)	2.7
HashiCorp, Inc., Class A	(17,598)	(346,505)	2.9
HB Fuller Co.	(2,452)	(162,200)	1.4
Healthcare Realty Trust, Inc., Class A	(171,104)	(2,455,342)	20.7
Hertz Global Holdings, Inc.	(95,617)	(806,051)	6.8
Hexcel Corp.	(7,318)	(453,131)	3.8
Hilton Worldwide Holdings, Inc.	(23,903)	(3,622,022)	30.6
Hormel Foods Corp.	(20,192)	(657,250)	5.6
Howmet Aerospace, Inc.	(44,707)	(1,971,579)	16.7
Hyatt Hotels Corp., Class A	(26,919)	(2,757,582)	23.3
ICON PLC, ADR	(2,896)	(706,508)	6.0
IDEX Corp.	(14,663)	(2,806,645)	23.7
ImmunoGen, Inc.	(28,454)	(422,826)	3.6
Immunovant, Inc.	(3,461)	(114,386)	1.0
Ingersoll Rand, Inc.	(70,418)	(4,272,964)	36.1
Insulet Corp.	(1,286)	(170,485)	1.4
Interactive Brokers Group, Inc., Class A	(50,491)	(4,042,814)	34.1
International Business Machines Corp.	(25,332)	(3,664,020)	30.9
International Flavors & Fragrances, Inc.	(9,889)	(675,913)	5.7

Security	Shares	Value	% of Basket Value

United States (continued)
International Game Technology PLC	(1)	$(25)	0.0%
Interpublic Group of Cos, Inc.	(65,596)	(1,862,926)	15.7
Intra-Cellular Therapies, Inc.	(21,821)	(1,085,813)	9.2
Intuit, Inc.	(3,130)	(1,549,193)	13.1
IPG Photonics Corp.	(25)	(2,148)	0.0
Iron Mountain, Inc.	(998)	(58,952)	0.5
Jacobs Solutions, Inc.	(379)	(50,521)	0.4
JB Hunt Transport Services, Inc.	(1,016)	(174,620)	1.5
Joby Aviation, Inc.	(7,894)	(41,601)	0.4
Karuna Therapeutics, Inc.	(4,048)	(674,437)	5.7
Keurig Dr. Pepper, Inc.	(220,038)	(6,673,753)	56.4
Kinder Morgan, Inc.	(35,110)	(568,782)	4.8
Kite Realty Group Trust	(111,083)	(2,368,290)	20.0
KKR & Co., Inc.	(24,850)	(1,376,690)	11.6
L3Harris Technologies, Inc.	(6,448)	(1,156,836)	9.8
Laboratory Corp. of America Holdings	(12,432)	(2,483,043)	21.0
Lancaster Colony Corp.	(449)	(75,957)	0.6
Lantheus Holdings, Inc.	(20,788)	(1,342,905)	11.3
Las Vegas Sands Corp.	(27,003)	(1,281,562)	10.8
Lennox International, Inc.	(560)	(207,502)	1.8
Levi Strauss & Co., Class A	(30,199)	(412,820)	3.5
Light & Wonder, Inc.	(5,164)	(377,540)	3.2
Linde PLC	(5,633)	(2,152,707)	18.2
Loews Corp.	(32,808)	(2,100,040)	17.7
MACOM Technology Solutions Holdings, Inc.	(10,996)	(775,658)	6.6
Madison Square Garden Sports Corp.	(4,040)	(679,286)	5.7
MarketAxess Holdings, Inc.	(589)	(125,899)	1.1
Marriott International, Inc., Class A	(3,791)	(714,831)	6.0
Masimo Corp.	(678)	(55,006)	0.5
Matador Resources Co.	(15,030)	(927,201)	7.8
Match Group, Inc.	(6,306)	(218,188)	1.8
Maximus, Inc.	(3,661)	(273,550)	2.3
McDonald’s Corp.	(6,625)	(1,736,876)	14.7
MicroStrategy, Inc., Class A	(14,688)	(6,218,752)	52.5
Middleby Corp.	(74)	(8,352)	0.1
MKS Instruments, Inc.	(826)	(54,235)	0.5
Moderna, Inc.	(537)	(40,791)	0.3
Monday.com Ltd.	(508)	(66,035)	0.6
MongoDB, Inc., Class A	(6,612)	(2,278,429)	19.2
Monolithic Power Systems, Inc.	(814)	(359,576)	3.0
Morgan Stanley	(6,831)	(483,771)	4.1
Motorola Solutions, Inc.	(5,945)	(1,655,445)	14.0
MSC Industrial Direct Co., Inc., Class A	(3,959)	(375,115)	3.2
Mueller Industries, Inc.	(14,766)	(556,826)	4.7
Murphy Oil Corp.	(9,453)	(424,156)	3.6
Natera, Inc.	(109)	(4,302)	0.0
National Storage Affiliates Trust	(63,682)	(1,816,211)	15.3
NCR Atleos Corp.	(1)	(22)	0.0
Neogen Corp.	(10,093)	(150,285)	1.3
New Fortress Energy, Inc.	(7,177)	(217,463)	1.8
New York Community Bancorp, Inc.	(10,529)	(99,815)	0.8
New York Times Co.	(14,471)	(583,326)	4.9
News Corp., Class A	(78,925)	(1,632,169)	13.8
Nexstar Media Group, Inc., Class A	(687)	(96,235)	0.8
NextEra Energy, Inc.	(11,153)	(650,220)	5.5
Noble Corp. PLC	(56,092)	(2,618,935)	22.1
Nordson Corp.	(6,131)	(1,303,389)	11.0
Northern Trust Corp.	(967)	(63,735)	0.5
Norwegian Cruise Line Holdings Ltd.	(4,806)	(65,362)	0.6
nVent Electric PLC	(15,140)	(728,688)	6.2
Old Republic International Corp.	(56,398)	(1,544,177)	13.0
Omnicom Group, Inc.	(12,471)	(934,203)	7.9

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
ON Semiconductor Corp.	(29,561)	$(1,851,701)	15.6%
Onto Innovation, Inc.	(8,018)	(900,983)	7.6
Oracle Corp.	(852)	(88,097)	0.7
Organon & Co.	(26,607)	(393,518)	3.3
Ormat Technologies, Inc.	(4,193)	(258,037)	2.2
Palantir Technologies, Inc.	(193,662)	(2,866,198)	24.2
Parsons Corp.	(17,383)	(983,009)	8.3
PayPal Holdings, Inc.	(28,108)	(1,455,994)	12.3
PBF Energy, Inc., Class A	(7,362)	(349,916)	3.0
Penumbra, Inc.	(1,642)	(313,868)	2.7
Permian Resources Corp., Class A	(72,182)	(1,051,692)	8.9
PG&E Corp.	(115,512)	(1,882,846)	15.9
Pinnacle Financial Partners, Inc.	(5,514)	(343,853)	2.9
Pinnacle West Capital Corp.	(14,626)	(1,084,957)	9.2
Pinterest, Inc.	(38,638)	(1,154,503)	9.8
Planet Fitness, Inc., Class A	(1,172)	(64,776)	0.5
Plug Power, Inc.	(79,108)	(465,946)	3.9
PNC Financial Services Group, Inc.	(6,780)	(776,107)	6.6
Primerica, Inc.	(603)	(115,269)	1.0
Procore Technologies, Inc.	(76)	(4,643)	0.0
Progressive Corp.	(912)	(144,178)	1.2
Progyny, Inc.	(2,853)	(88,044)	0.7
Prologis, Inc.	(3,330)	(335,498)	2.8
PTC, Inc.	(4,033)	(566,314)	4.8
Public Service Enterprise Group, Inc.	(26,416)	(1,628,546)	13.8
QIAGEN NV	(11,739)	(437,100)	3.7
QuantumScape Corp., Class A	(4,149)	(21,658)	0.2
Quest Diagnostics, Inc.	(4,592)	(597,419)	5.0
R1 RCM, Inc.	(14,710)	(173,431)	1.5
Radian Group, Inc.	(6,080)	(154,067)	1.3
Ralph Lauren Corp., Class A	(3,743)	(421,200)	3.6
Rambus, Inc.	(879)	(47,756)	0.4
Range Resources Corp.	(11,544)	(413,737)	3.5
Raymond James Financial, Inc.	(15,507)	(1,479,988)	12.5
Realty Income Corp.	(18,704)	(886,196)	7.5
Regal Rexnord Corp., Registered Shares	(3,317)	(392,766)	3.3
Repligen Corp.	(5,406)	(727,431)	6.1
Revvity, Inc.	(2,284)	(189,229)	1.6
Rithm Capital Corp.	(211,150)	(1,970,029)	16.6
Rivian Automotive, Inc.	(22,714)	(368,421)	3.1
RLI Corp.	(6,384)	(850,604)	7.2
Robinhood Markets, Inc.	(67,288)	(615,012)	5.2
Roku, Inc.	(7,806)	(465,003)	3.9
Roper Technologies, Inc.	(4,814)	(2,351,976)	19.9
Ross Stores, Inc.	(8,916)	(1,033,989)	8.7
Ryman Hospitality Properties, Inc.	(8,403)	(719,297)	6.1
Samsara, Inc., Class A	(23,238)	(536,101)	4.5
Schlumberger NV	(13,044)	(726,029)	6.1
Sealed Air Corp.	(8,517)	(262,238)	2.2
Selective Insurance Group, Inc.	(4,994)	(519,925)	4.4
Sensata Technologies Holding PLC	(2,172)	(69,243)	0.6
SentinelOne, Inc.	(22,009)	(344,001)	2.9
Sherwin-Williams Co.	(103)	(24,536)	0.2
Shockwave Medical, Inc.	(1,763)	(363,636)	3.1
Simpson Manufacturing Co., Inc.	(619)	(82,438)	0.7
Snowflake, Inc.	(10,067)	(1,461,024)	12.3
SoFi Technologies, Inc.	(117,187)	(884,762)	7.5
SolarEdge Technologies, Inc.	(12,616)	(958,185)	8.1
Sonoco Products Co.	(16,909)	(876,055)	7.4
Southern Co.	(45,729)	(3,077,562)	26.0

Security	Shares	Value	% of Basket Value

United States (continued)
SouthState Corp.	(14,924)	$(986,476)	8.3%
Sprouts Farmers Market, Inc.	(9,414)	(395,576)	3.3
SPS Commerce, Inc.	(1,502)	(240,831)	2.0
SS&C Technologies Holdings, Inc.	(41,993)	(2,110,148)	17.8
STAG Industrial, Inc.	(42,158)	(1,400,489)	11.8
Starwood Property Trust, Inc.	(47,914)	(850,473)	7.2
State Street Corp.	(15,893)	(1,027,165)	8.7
STERIS PLC	(10,353)	(2,173,923)	18.4
Stryker Corp.	(4,425)	(1,195,723)	10.1
Sun Communities, Inc.	(699)	(77,757)	0.7
Super Micro Computer, Inc.	(1,133)	(271,320)	2.3
Swiss Re AG	(2,497)	(275,799)	2.3
Take-Two Interactive Software, Inc.	(10,605)	(1,418,419)	12.0
Teledyne Technologies, Inc.	(4,427)	(1,658,310)	14.0
Teleflex, Inc.	(168)	(31,038)	0.3
Tempur Sealy International, Inc.	(2,550)	(101,822)	0.9
Tenable Holdings, Inc.	(1,961)	(82,578)	0.7
Terreno Realty Corp.	(9,984)	(531,948)	4.5
Tesla, Inc.	(7,239)	(1,453,881)	12.3
Texas Instruments, Inc.	(3,170)	(450,172)	3.8
TKO Group Holdings, Inc.	(7,930)	(650,101)	5.5
Toro Co.	(831)	(67,178)	0.6
Trade Desk, Inc., Class A	(30,071)	(2,133,838)	18.0
Tradeweb Markets, Inc., Class A	(3,174)	(285,692)	2.4
TransDigm Group, Inc.	(2,215)	(1,834,219)	15.5
Tyler Technologies, Inc.	(3,533)	(1,317,456)	11.1
Union Pacific Corp.	(14,296)	(2,967,993)	25.1
United Parcel Service, Inc., Class B	(1,086)	(153,398)	1.3
United Rentals, Inc.	(104)	(42,252)	0.4
UnitedHealth Group, Inc.	(836)	(447,728)	3.8
Valaris Ltd.	(22,315)	(1,473,683)	12.4
Valley National Bancorp	(60,890)	(473,724)	4.0
Valvoline, Inc.	(11,606)	(344,350)	2.9
Vaxcyte, Inc.	(12,588)	(605,483)	5.1
Veralto Corp.	(900)	(62,100)	0.5
Vertiv Holdings Co., Class A	(34,334)	(1,348,296)	11.4
Viatris, Inc.	(8,125)	(72,313)	0.6
Vontier Corp.	(26,259)	(776,216)	6.6
Walgreens Boots Alliance, Inc.	(13,513)	(284,854)	2.4
Walt Disney Co.	(31,562)	(2,575,144)	21.8
Warner Music Group Corp., Class A	(15,985)	(500,330)	4.2
Waste Management, Inc.	(33,458)	(5,498,153)	46.4
Watsco, Inc.	(147)	(51,287)	0.4
Webster Financial Corp.	(13,233)	(502,457)	4.2
Welltower, Inc.	(39,611)	(3,311,876)	28.0
Western Alliance Bancorp	(1,090)	(44,799)	0.4
Whirlpool Corp.	(8,956)	(936,439)	7.9
Wingstop, Inc.	(2,013)	(367,916)	3.1
Wolfspeed, Inc.	(19,002)	(643,028)	5.4
WP Carey, Inc.	(1,292)	(69,316)	0.6
Wyndham Hotels & Resorts, Inc.	(4,560)	(330,144)	2.8
Xcel Energy, Inc.	(883)	(52,335)	0.4
XPO, Inc.	(10,322)	(782,511)	6.6
YETI Holdings, Inc.	(19,363)	(823,315)	7.0
Yum! Brands, Inc.	(860)	(103,940)	0.9
ZoomInfo Technologies, Inc., Class A	(24,805)	(321,473)	2.7

		(332,980,818)

58	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Preferred Stocks

Germany
Dr Ing Hc F Porsche AG	(4,285)	$(374,824)	3.2%
Sartorius AG	(2,743)	(686,099)	5.8
Volkswagen AG	(6,250)	(661,603)	5.6

		(1,722,526)

Total Reference Entity — Short		(567,667,100)

Net Value of Reference Entity — BNP Paribas SA		$(11,839,023)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination dates 03/17/25-04/14/25:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Abacus Group	122,639	$74,684	18.7%
Accent Group Ltd.	90,364	107,931	27.1
Adbri Ltd.	30,846	38,751	9.7
Alumina Ltd.	477,628	237,467	59.6
AMP Ltd.	386,773	257,703	64.7
Arena REIT	38,579	78,046	19.6
AUB Group Ltd.	8,321	142,901	35.9
Aussie Broadband Ltd.	9,148	22,790	5.7
Austal Ltd.	152,925	164,781	41.4
Bega Cheese Ltd.	153,636	272,301	68.4
Boral Ltd.	190,257	545,425	137.0
Challenger Ltd.	92,126	343,452	86.2
Charter Hall Long Wale REIT	36,623	70,517	17.7
CSR Ltd.	362,076	1,292,340	324.5
Data#3 Ltd.	27,573	118,860	29.8
Downer EDI Ltd.	210,403	506,031	127.1
GrainCorp Ltd.	51,082	225,438	56.6
Growthpoint Properties Australia Ltd.	141,352	177,434	44.6
Imdex Ltd.	18,913	19,882	5.0
Monadelphous Group Ltd.	9,763	87,462	22.0
NRW Holdings Ltd.	36,196	57,816	14.5
oOh!media Ltd.	44,956	37,299	9.4
Perenti Ltd.	68,490	46,225	11.6
Pinnacle Investment Management Group Ltd.	20,524	101,785	25.6
Pro Medicus Ltd.	2,773	132,086	33.2
Regis Resources Ltd., Registered Shares	137,848	149,152	37.4
Ridley Corp. Ltd.	24,642	34,625	8.7
Silver Lake Resources Ltd.	341,638	224,693	56.4
SiteMinder Ltd.	38,739	100,435	25.2
Star Entertainment Grp Ltd.	1,102,032	372,435	93.5
Steadfast Group Ltd.	60,716	208,787	52.4
Technology One Ltd.	67,783	628,769	157.9
Ventia Services Group Pty Ltd.	12,926	22,556	5.7
Viva Energy Group Ltd.	11,917	21,459	5.4
Waypoint REIT Ltd.	640	864	0.2

		6,923,182

Austria
ams-OSRAM AG	94,050	340,379	85.5

Security	Shares	Value	% of Basket Value

Austria (continued)
ANDRITZ AG	21,792	$1,001,188	251.4%
AT&S Austria Technologie & Systemtechnik AG	4,781	120,131	30.2
IMMOFINANZ AG	1,008	20,257	5.1
Kontron AG	10,764	216,577	54.4
Raiffeisen Bank International AG	6,740	97,836	24.6
Telekom Austria AG, Class A	7,564	52,726	13.2
UNIQA Insurance Group AG	9,135	73,801	18.5
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,836	75,933	19.1
Wienerberger AG	9,979	241,479	60.6

		2,240,307

Belgium
Montea NV	2,167	152,885	38.4
Proximus SADP	65,364	540,749	135.8
Shurgard Self Storage Ltd.	4,496	167,941	42.1

		861,575

Canada
AbCellera Biologics, Inc.	22,613	92,939	23.3
Advantage Energy Ltd.	5,309	39,235	9.9
Aecon Group, Inc.	32,980	247,295	62.1
Ag Growth International, Inc.	1,812	64,830	16.3
Artis REIT	47,134	213,232	53.5
Boralex, Inc.	22,321	423,585	106.4
Brookfield Reinsurance Ltd.	786	23,119	5.8
Canfor Corp.	46,560	484,958	121.8
Centerra Gold, Inc.	21,147	109,382	27.5
Crombie REIT	35,623	318,942	80.1
CT REIT	19,622	182,576	45.8
Doman Building Materials Group Ltd.	4,793	23,597	5.9
DREAM Unlimited Corp., Class A	8,115	101,032	25.4
Dundee Precious Metals, Inc.	3,059	20,402	5.1
Dye & Durham Ltd.	3,733	21,850	5.5
Enghouse Systems Ltd.	12,224	292,264	73.4
First Capital REIT	11,389	109,149	27.4
First National Financial Corp.	5,811	147,766	37.1
Freehold Royalties Ltd.	32,008	336,031	84.4
H&R REIT	68,072	427,299	107.3
Innergex Renewable Energy, Inc.	55,215	346,608	87.0
Interfor Corp.	30,279	380,161	95.5
Jamieson Wellness, Inc.	6,726	112,719	28.3
Laurentian Bank of Canada	8,087	149,884	37.6
Major Drilling Group International, Inc.	4,341	23,446	5.9
Nexus Industrial REIT	8,736	41,762	10.5
Novagold Resources, Inc.	5,408	19,211	4.8
Obsidian Energy Ltd.	24,702	211,533	53.1
Pason Systems, Inc.	5,056	49,391	12.4
Russel Metals, Inc.	14,774	373,136	93.7
Silvercorp Metals, Inc.	14,610	33,063	8.3
Stelco Holdings, Inc.	21,379	611,562	153.6
Topaz Energy Corp.	15,752	245,110	61.5
Torex Gold Resources, Inc.	4,347	42,742	10.7

		6,319,811

Denmark
D/S Norden A/S	5,489	311,470	78.2
H Lundbeck A/S	138,801	724,618	182.0

		1,036,088

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Egypt
Centamin PLC	168,997	$169,651	42.6%

Finland
Cargotec OYJ, Class B	7,975	314,185	78.9
Kojamo OYJ	22,776	194,220	48.8
Nokian Renkaat OYJ	18,407	138,939	34.9
Nordea Bank Abp	74,996	792,731	199.0
Outokumpu OYJ	19,059	78,293	19.7
Uponor OYJ	5,704	172,509	43.3

		1,690,877

Germany
Aurubis AG	8,116	667,914	167.7
Auto1 Group SE	12,840	75,430	18.9
Bank of Georgia Group PLC	5,220	212,092	53.3
Bilfinger SE	16,736	613,176	154.0
CompuGroup Medical SE & Co. KgaA	3,599	131,715	33.1
Deutsche Pfandbriefbank AG	16,477	109,996	27.6
Deutsche Wohnen SE	11,880	255,224	64.1
Deutz AG	49,680	200,968	50.5
Duerr AG	6,141	126,192	31.7
Elmos Semiconductor SE	505	33,077	8.3
Freenet AG	18,067	457,811	115.0
Grand City Properties SA	2,818	25,153	6.3
Hella GmbH & Co. KGaA	654	49,716	12.5
Hypoport SE	637	77,858	19.5
Krones AG	3,318	323,165	81.1
METRO AG	9,844	62,448	15.7
SAF-Holland SE	20,150	269,229	67.6
Salzgitter AG	3,910	97,515	24.5
Sirius Real Estate Ltd.	232,984	227,510	57.1
Suedzucker AG	12,366	186,991	46.9
SUESS MicroTec SE	1,624	28,058	7.0
TAG Immobilien AG	9,474	103,770	26.1
TBC Bank Group PLC	11,628	379,852	95.4
TUI AG	117,663	593,123	148.9
Uniper SE	11,025	56,861	14.3
United Internet AG	15,154	314,455	79.0
Vitesco Technologies Group AG	1,305	127,717	32.1

		5,807,016

Hong Kong
HK Electric Investments & HK Electric Investments Ltd.	44,500	24,710	6.2

Ireland
Cimpress PLC	1,455	86,820	21.8
Greencore Group PLC	101,855	112,060	28.1

		198,880

Israel
Alony Hetz Properties & Investments Ltd.	18,037	88,638	22.3
Delek Group Ltd.	3,065	337,302	84.7
Kornit Digital Ltd.	3,703	51,101	12.8
Plus500 Ltd.	12,171	209,715	52.7
Zim Integrated Shipping Services Ltd.	38,036	294,399	73.9

		981,155

Italy
Banca IFIS SpA	11,817	201,723	50.7
Banca Popolare di Sondrio SpA	55,431	301,896	75.8
Brunello Cucinelli SpA	5,345	429,230	107.8
Buzzi SpA	9,012	238,181	59.8

Security	Shares	Value	% of Basket Value

Italy (continued)
Credito Emiliano SpA	13,705	$110,924	27.9%
De’ Longhi SpA	6,229	139,139	34.9
Hera SpA	28,470	79,946	20.1
Maire Tecnimont SpA	8,862	41,542	10.4
Sesa SpA	1,202	121,199	30.4
Unipol Gruppo SpA	4,208	22,756	5.7
Webuild SpA	42,789	76,977	19.3

		1,763,513

Japan
77 Bank Ltd.	15,400	347,461	87.2
Acom Co. Ltd.	27,000	64,138	16.1
Adastria Co. Ltd.	11,800	250,721	63.0
Aeon Delight Co. Ltd.	300	6,703	1.7
Ai Holdings Corp.	1,400	21,934	5.5
Ain Holdings, Inc.	13,900	398,161	100.0
Aisan Industry Co. Ltd.	45,000	361,251	90.7
Alfresa Holdings Corp.	30,500	488,618	122.7
Amano Corp.	2,200	45,391	11.4
Anicom Holdings, Inc.	16,900	62,099	15.6
Anritsu Corp.	59,500	448,308	112.6
Arcs Co. Ltd.	200	3,870	1.0
As One Corp.	600	19,122	4.8
Asanuma Corp.	1,200	28,681	7.2
Avex, Inc.	18,900	174,904	43.9
AZ-COM MARUWA Holdings, Inc.	20,300	282,351	70.9
Benefit One, Inc.	35,000	253,957	63.8
Benesse Holdings, Inc.	10,300	123,384	31.0
BML, Inc.	8,200	157,239	39.5
Canon Marketing Japan, Inc.	2,700	65,678	16.5
Cellebrite Di Ltd.	52,113	348,115	87.4
Chudenko Corp.	2,600	42,870	10.8
Citizen Watch Co. Ltd.	79,700	468,281	117.6
Coca-Cola Bottlers Japan Holdings, Inc.	17,000	230,554	57.9
Colowide Co. Ltd.	12,600	198,370	49.8
Comture Corp.	1,600	21,388	5.4
Create Restaurants Holdings, Inc.	36,800	256,359	64.4
Create SD Holdings Co. Ltd.	2,300	49,718	12.5
Daicel Corp.	131,300	1,130,715	283.9
Daihen Corp.	3,500	111,805	28.1
Daiichikosho Co. Ltd.	3,400	50,937	12.8
Daio Paper Corp.	55,300	459,613	115.4
Daiseki Co. Ltd.	18,600	520,726	130.8
DIC Corp.	6,900	110,310	27.7
Doutor Nichires Holdings Co. Ltd.	17,200	251,524	63.2
Dowa Holdings Co. Ltd.	7,300	226,196	56.8
DTS Corp.	3,500	72,113	18.1
Elecom Co. Ltd.	5,200	59,474	14.9
Elematec Corp.	3,800	43,860	11.0
eRex Co. Ltd.	10,500	52,457	13.2
FCC Co. Ltd.	1,900	22,800	5.7
Financial Partners Group Co. Ltd.	23,100	221,967	55.7
Fuji Oil Holdings, Inc.	18,300	294,287	73.9
Fujimi, Inc.	400	8,094	2.0
Fujitec Co. Ltd.	19,600	429,745	107.9
Fujitsu General Ltd.	10,600	191,024	48.0
FULLCAST Holdings Co. Ltd.	14,100	161,587	40.6
Furukawa Electric Co. Ltd.	76,500	1,161,293	291.6
Fuyo General Lease Co. Ltd.	4,500	370,302	93.0
Global One Real Estate Investment Corp.	269	206,494	51.8
Glory Ltd.	30,300	571,616	143.5

60	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
H.U. Group Holdings, Inc.	7,100	$120,890	30.4%
H2O Retailing Corp.	13,500	146,519	36.8
Hanwa Co. Ltd.	1,800	54,980	13.8
Hazama Ando Corp.	37,200	291,714	73.2
Heiwa Real Estate Co. Ltd.	9,600	249,170	62.6
Heiwado Co. Ltd.	27,000	446,750	112.2
Hiday Hidaka Corp.	32,500	601,756	151.1
Hino Motors Ltd.	191,600	566,691	142.3
Hioki EE Corp.	900	39,692	10.0
Hogy Medical Co. Ltd.	2,100	46,230	11.6
Hokuriku Electric Power Co.	40,300	202,573	50.9
Horiba Ltd.	3,600	184,025	46.2
IDOM, Inc.	6,200	37,772	9.5
Inaba Denki Sangyo Co. Ltd.	4,500	95,140	23.9
Information Services International-Dentsu Ltd.	2,800	96,347	24.2
Ishihara Sangyo Kaisha Ltd.	4,700	44,617	11.2
Itochu Enex Co. Ltd.	15,800	157,345	39.5
Itoham Yonekyu Holdings, Inc.	16,600	463,927	116.5
Itoki Corp.	3,800	37,077	9.3
JAC Recruitment Co. Ltd.	2,100	33,966	8.5
Jaccs Co. Ltd.	3,300	114,894	28.8
Japan Elevator Service Holdings Co. Ltd.	20,100	270,070	67.8
Japan Securities Finance Co. Ltd.	11,800	119,092	29.9
JCR Pharmaceuticals Co. Ltd.	27,700	214,966	54.0
JTEKT Corp.	123,700	1,034,259	259.7
Kaken Pharmaceutical Co. Ltd.	9,900	221,581	55.6
Kandenko Co. Ltd.	55,700	522,634	131.2
Kaneka Corp.	3,600	89,199	22.4
Kanematsu Corp.	16,600	227,313	57.1
Kato Sangyo Co. Ltd.	600	17,080	4.3
Kewpie Corp.	9,100	160,546	40.3
Kissei Pharmaceutical Co. Ltd.	2,200	47,120	11.8
Kitz Corp.	15,200	104,121	26.1
Kokuyo Co. Ltd.	14,400	226,240	56.8
Koshidaka Holdings Co. Ltd.	2,500	17,999	4.5
Kyoei Steel Ltd.	1,600	20,555	5.2
Kyoritsu Maintenance Co. Ltd.	5,000	193,017	48.5
Kyushu Financial Group, Inc.	41,200	263,201	66.1
Leopalace21 Corp.	37,100	80,830	20.3
Life Corp.	1,300	30,644	7.7
Lion Corp.	40,300	391,048	98.2
Mani, Inc.	40,900	563,533	141.5
Maruha Nichiro Corp.	13,100	227,160	57.0
Maxell Ltd.	38,300	415,192	104.3
Megmilk Snow Brand Co. Ltd.	35,000	571,141	143.4
Meidensha Corp.	18,800	297,795	74.8
MEITEC Group Holdings, Inc.	5,200	92,748	23.3
Menicon Co. Ltd.	33,600	394,820	99.1
Micronics Japan Co. Ltd.	6,300	96,596	24.3
Milbon Co. Ltd.	3,100	82,765	20.8
MIRAIT ONE Corp.	12,800	171,878	43.2
Mitsubishi Materials Corp.	11,400	185,532	46.6
Mitsubishi Shokuhin Co. Ltd.	1,000	26,675	6.7
Mitsui DM Sugar Holdings Co. Ltd.	5,300	108,562	27.3
Mitsui Mining & Smelting Co. Ltd.	12,800	336,745	84.6
MIXI, Inc.	4,500	68,969	17.3
Mizuho Leasing Co. Ltd.	500	16,123	4.0
Modec, Inc.	14,700	163,920	41.2
Monogatari Corp.	1,800	49,287	12.4
Morinaga & Co. Ltd.	10,700	391,035	98.2
Nagase & Co. Ltd.	6,800	104,428	26.2

Security	Shares	Value	% of Basket Value

Japan (continued)
NET One Systems Co. Ltd.	33,700	$522,351	131.2%
Nextage Co. Ltd.	1,500	20,724	5.2
Nichias Corp.	1,000	20,111	5.0
Nichicon Corp.	11,900	100,835	25.3
Nippn Corp.	1,000	15,423	3.9
Nippon Light Metal Holdings Co. Ltd.	40,200	446,324	112.1
Nippon Parking Development Co. Ltd.	24,900	35,703	9.0
Nippon Sheet Glass Co. Ltd.	51,300	228,728	57.4
Nisshinbo Holdings, Inc.	48,900	358,521	90.0
Nissui Corp.	35,100	172,339	43.3
Nittetsu Mining Co. Ltd.	4,000	127,012	31.9
NOK Corp.	36,400	435,398	109.3
Nomura Co. Ltd.	40,100	233,720	58.7
Noritake Co. Ltd.	1,100	43,378	10.9
Noritsu Koki Co. Ltd.	3,100	66,478	16.7
Noritz Corp.	22,300	237,248	59.6
North Pacific Bank Ltd.	98,000	255,569	64.2
NTN Corp.	320,300	577,416	145.0
Okamura Corp.	1,700	24,531	6.2
Okasan Securities Group, Inc.	29,900	137,159	34.4
Oki Electric Industry Co. Ltd.	20,800	126,209	31.7
Onward Holdings Co. Ltd.	64,100	205,507	51.6
Open Up Group, Inc.	5,800	72,916	18.3
Optex Group Co. Ltd.	5,300	60,275	15.1
Orix JREIT, Inc.	523	609,314	153.0
PALTAC Corp.	2,300	75,485	18.9
Paramount Bed Holdings Co. Ltd.	1,100	18,976	4.8
Pigeon Corp.	29,600	317,802	79.8
Pola Orbis Holdings, Inc.	20,700	211,053	53.0
Prima Meat Packers Ltd.	8,200	126,082	31.7
Raito Kogyo Co. Ltd.	1,000	13,120	3.3
Relo Group, Inc.	56,500	567,655	142.5
Ricoh Leasing Co. Ltd.	1,300	39,391	9.9
Rinnai Corp.	5,400	100,538	25.2
Ryoyo Electro Corp.	18,600	447,295	112.3
Saizeriya Co. Ltd.	5,200	213,866	53.7
San-A Co. Ltd.	600	18,842	4.7
San-Ai Obbli Co. Ltd.	5,900	64,446	16.2
Sanki Engineering Co. Ltd.	23,300	273,824	68.8
Sansan, Inc.	20,900	168,204	42.2
Sanyo Chemical Industries Ltd.	5,100	137,419	34.5
Sapporo Holdings Ltd.	8,100	288,570	72.5
Sato Holdings Corp.	11,900	162,018	40.7
Seino Holdings Co. Ltd.	18,800	277,094	69.6
Shibaura Machine Co. Ltd.	11,600	291,022	73.1
Shizuoka Gas Co. Ltd.	21,800	150,093	37.7
Siix Corp.	14,000	132,960	33.4
Simplex Holdings, Inc.	4,100	69,855	17.5
SMS Co. Ltd.	64,700	1,041,032	261.4
Sodick Co. Ltd.	7,200	36,808	9.2
Sohgo Security Services Co. Ltd.	134,300	796,589	200.0
Solasto Corp.	16,100	63,420	15.9
Stanley Electric Co. Ltd.	37,600	609,691	153.1
Starts Corp., Inc.	9,800	188,646	47.4
Sumitomo Mitsui Construction Co. Ltd.	93,600	251,403	63.1
Sumitomo Osaka Cement Co. Ltd.	2,200	51,918	13.0
Sumitomo Pharma Co. Ltd.	20,600	63,786	16.0
Sumitomo Riko Co. Ltd.	2,800	17,745	4.5
Sumitomo Warehouse Co. Ltd.	13,200	214,192	53.8
Sun Frontier Fudousan Co. Ltd.	4,100	40,316	10.1
Suzuken Co. Ltd.	7,300	226,528	56.9
Systena Corp.	55,900	96,413	24.2

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Tadano Ltd.	32,100	$244,699	61.4%
Taiheiyo Cement Corp.	14,200	246,619	61.9
Taikisha Ltd.	600	17,701	4.4
Taisho Pharmaceutical Holdings Co. Ltd.	17,000	682,120	171.3
Takeuchi Manufacturing Co. Ltd.	32,900	949,844	238.5
Tama Home Co. Ltd.	3,200	73,243	18.4
TechnoPro Holdings, Inc.	29,000	582,354	146.2
Teijin Ltd.	77,000	705,717	177.2
Toa Corp.	5,800	146,077	36.7
Toho Gas Co. Ltd.	52,200	911,110	228.8
Tokai Rika Co. Ltd.	19,300	306,800	77.0
Tokai Tokyo Financial Holdings, Inc.	20,700	71,244	17.9
Tokuyama Corp.	15,200	233,519	58.6
Tokyo Century Corp.	11,500	449,142	112.8
Topcon Corp.	37,400	344,820	86.6
Tosei Corp.	16,500	197,648	49.6
Toshiba TEC Corp.	1,900	41,845	10.5
Towa Pharmaceutical Co. Ltd.	10,100	187,397	47.1
Toyo Ink SC Holdings Co. Ltd.	9,600	165,229	41.5
Toyo Seikan Group Holdings Ltd.	26,800	455,556	114.4
Toyoda Gosei Co. Ltd.	40,900	823,981	206.9
TS Tech Co. Ltd.	16,200	183,920	46.2
TSI Holdings Co. Ltd.	58,400	315,625	79.2
Tsubakimoto Chain Co.	6,700	171,734	43.1
Tsuburaya Fields Holdings, Inc.	12,100	133,412	33.5
Tsugami Corp.	16,500	119,920	30.1
Tsumura & Co.	19,300	349,865	87.8
Tv Tokyo Holdings Corp.	4,100	79,134	19.9
UACJ Corp.	1,100	22,629	5.7
UBE Corp.	30,200	471,384	118.4
United Arrows Ltd.	5,400	69,825	17.5
United Urban Investment Corp.	557	569,163	142.9
Usen-Next Holdings Co. Ltd.	5,300	123,151	30.9
Wacom Co. Ltd.	56,200	196,617	49.4
Xebio Holdings Co. Ltd.	15,800	103,060	25.9
YAMABIKO Corp.	17,700	170,410	42.8
Yamazen Corp.	10,100	82,901	20.8
Yaoko Co. Ltd.	6,800	354,670	89.1
Yokogawa Bridge Holdings Corp.	4,400	73,638	18.5
Yoshinoya Holdings Co. Ltd.	3,000	70,833	17.8
Yuasa Trading Co. Ltd.	6,400	177,395	44.5

		49,270,296

Monaco
Scorpio Tankers, Inc.	2,103	118,083	29.7

Netherlands
Eurocommercial Properties NV	5,536	118,637	29.8
Koninklijke BAM Groep NV	16,455	33,943	8.5
Koninklijke Vopak NV	5,051	170,206	42.8
PostNL NV	317,990	591,393	148.5
SBM Offshore NV	5,212	64,894	16.3
TomTom NV	22,135	132,362	33.2
Wereldhave NV	3,498	52,655	13.2

		1,164,090

Norway
Aker Solutions ASA	15,626	62,684	15.7
Austevoll Seafood ASA	21,817	152,420	38.3
Elkem ASA	114,052	180,644	45.4
Grieg Seafood ASA	11,588	78,593	19.7

Security	Shares	Value	% of Basket Value

Norway (continued)
Odfjell Drilling Ltd.	32,454	$116,209	29.2%
TGS ASA	5,000	69,192	17.4
Wallenius Wilhelmsen ASA	16,906	145,011	36.4

		804,753

Portugal
Mota-Engil SGPS SA	12,337	39,963	10.0
NOS SGPS SA	18,672	68,117	17.1
Sonae SGPS SA	591,812	581,304	146.0

		689,384

Singapore
BW LPG Ltd.	23,941	344,055	86.4
ComfortDelGro Corp. Ltd.	164,000	158,571	39.8
Frasers Logistics & Commercial Trust	69,800	53,078	13.3
Kulicke & Soffa Industries, Inc.	23,834	991,733	249.0
NetLink NBN Trust	397,800	241,469	60.7
Venture Corp. Ltd.	2,500	21,369	5.4

		1,810,275

South Africa
Scatec ASA	22,994	118,858	29.8

South Korea
Magnachip Semiconductor Corp.	5,594	41,340	10.4

Spain
Applus Services SA	38,093	400,327	100.5
Atlantica Sustainable Infrastructure PLC	20,558	372,305	93.5
Cia de Distribucion Integral Logista Holdings SA	11,954	293,026	73.6
Indra Sistemas SA	42,459	595,584	149.6
Inmobiliaria Colonial Socimi SA	37,824	211,816	53.2
Merlin Properties Socimi SA	94,256	784,560	197.0
Obrascon Huarte Lain SA	509,155	209,548	52.6

		2,867,166

Sweden
AAK AB	6,147	119,415	30.0
Ambea AB	8,263	31,350	7.9
Betsson AB	70,164	713,530	179.2
Bufab AB	3,224	78,353	19.7
Camurus AB	4,656	141,787	35.6
Instalco AB	15,396	44,084	11.1
Inwido AB	7,144	73,198	18.4
Loomis Ab, Class B	2,135	56,494	14.2
MIPS AB	1,804	45,736	11.5
Modern Times Group MTG AB, Class B	42,093	344,254	86.4
Mycronic AB	1,778	39,821	10.0
Nolato AB	27,919	126,373	31.7
Nyfosa AB	2,186	10,834	2.7
Sdiptech AB, Class B	2,215	43,964	11.0
SSAB AB, Class B	53,568	315,184	79.1
Sweco AB, B Shares	7,380	69,494	17.5
Thule Group AB	11,584	269,785	67.7

		2,523,656

Switzerland
Aryzta AG	514,090	954,306	239.6
Burckhardt Compression Holding AG	326	167,210	42.0
DKSH Holding AG	8,758	543,473	136.5
dormakaba Holding AG	262	121,124	30.4
Inficon Holding AG	37	40,549	10.2

62	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Switzerland (continued)
IWG PLC	140,494	$226,364	56.8%
Kardex Holding AG	1,440	281,665	70.7
LEM Holding SA	49	100,273	25.2
Mobilezone Holding AG	1,444	22,191	5.6
u-blox Holding AG	2,050	195,843	49.2
Ypsomed Holding AG	935	260,571	65.4

		2,913,569

United Kingdom
Ashmore Group PLC	18,948	39,243	9.9
Breedon Group PLC	6,413	24,539	6.2
Capricorn Energy PLC	118,362	225,945	56.7
Clarkson PLC	1,552	50,152	12.6
Close Brothers Group PLC	3,283	32,042	8.0
CNH Industrial NV	23,886	262,268	65.9
Computacenter PLC	8,274	260,151	65.3
CVS Group PLC	7,837	140,588	35.3
Deliveroo PLC, Class A	228,111	362,217	91.0
Firstgroup PLC	54,641	105,537	26.5
Gamma Communications PLC	1,154	14,779	3.7
Great Portland Estates PLC	58,714	279,769	70.3
Halfords Group PLC	119,454	293,346	73.7
Hill & Smith PLC	8,019	161,570	40.6
Hunting PLC	8,135	28,778	7.2
Inchcape PLC	43,220	350,644	88.1
Investec PLC	68,950	384,205	96.5
J D Wetherspoon PLC	8,735	67,453	16.9
John Wood Group PLC	91,105	158,294	39.8
Jupiter Fund Management PLC	143,150	137,528	34.5
Just Group PLC	465,134	429,437	107.8
Keller Group PLC	6,631	62,404	15.7
Kier Group PLC	115,765	142,601	35.8
Marlowe PLC	3,378	22,867	5.7
Marshalls PLC	36,634	92,578	23.2
Mitchells & Butlers PLC	31,665	80,134	20.1
Mitie Group PLC	86,094	103,519	26.0
Mobico Group PLC	109,412	83,819	21.0
Moneysupermarket.com Group PLC	1,923	6,098	1.5
Morgan Sindall Group PLC	9,363	214,938	54.0
NCC Group PLC	46,985	60,845	15.3
Nomad Foods Ltd.	32,666	451,444	113.4
OSB Group PLC	79,459	291,629	73.2
Paragon Banking Group PLC	69,117	374,678	94.1
Playtech Plc	117,737	563,827	141.6
Premier Foods PLC	19,571	28,019	7.0
Redde Northgate PLC	97,736	401,097	100.7
RWS Holdings PLC	72,995	185,283	46.5
S4 Capital PLC	77,452	60,148	15.1
Serco Group PLC	94,201	164,255	41.2
Spire Healthcare Group PLC	86,419	225,420	56.6
Subsea 7 SA	8,933	120,031	30.1
Telecom Plus PLC	3,820	71,926	18.1
TP ICAP Group PLC	257,922	495,726	124.5
Vanquis Banking Group PLC	32,024	45,228	11.4
Vesuvius PLC	26,950	132,694	33.3
Virgin Money UK PLC	85,266	154,909	38.9
Workspace Group PLC	3,242	19,191	4.8

		8,463,793

United States
1-800-Flowers.com, Inc., Class A	27,601	207,284	52.1

Security	Shares	Value	% of Basket Value

United States (continued)
A10 Networks, Inc.	5,822	$63,285	15.9%
Abercrombie & Fitch Co., Class A	2,533	154,057	38.7
Accel Entertainment, Inc., Class A	20,406	200,999	50.5
Aclaris Therapeutics, Inc.	9,550	47,559	11.9
Acushnet Holdings Corp.	1,619	82,504	20.7
Adaptive Biotechnologies Corp.	1,673	7,428	1.9
Addus HomeCare Corp.	4,133	326,094	81.9
Adtalem Global Education, Inc.	11,787	610,567	153.3
Advanced Energy Industries, Inc.	1,386	120,942	30.4
Agilysys, Inc.	651	55,849	14.0
Alarm.com Holdings, Inc.	503	25,718	6.5
Albany International Corp., Class A	5,582	455,547	114.4
Alkami Technology, Inc.	4,193	75,264	18.9
Allient, Inc.	9,142	252,319	63.4
Alpha & Omega Semiconductor Ltd.	8,309	197,089	49.5
Alta Equipment Group, Inc.	13,626	125,223	31.4
A-Mark Precious Metals, Inc.	3,044	82,432	20.7
Ambarella, Inc.	2,256	101,497	25.5
Ameresco, Inc., Class A	6,941	181,507	45.6
American Assets Trust, Inc.	25,480	452,270	113.6
American Software, Inc.	1,364	14,963	3.8
American Vanguard Corp.	12,345	115,549	29.0
American Woodmark Corp.	3,933	264,416	66.4
Ameris Bancorp	2,903	108,282	27.2
AngioDynamics, Inc.	5,464	33,877	8.5
Anywhere Real Estate, Inc.	70,623	329,809	82.8
Apogee Enterprises, Inc.	15,981	685,905	172.2
Archrock, Inc.	43,280	548,358	137.7
Arcosa, Inc.	6,521	450,405	113.1
Argan, Inc.	4,029	184,286	46.3
ASGN, Inc.	159	13,270	3.3
Aspen Aerogels, Inc.	6,829	52,720	13.2
AssetMark Financial Holdings, Inc.	4,857	116,131	29.2
Astec Industries, Inc.	1,669	66,827	16.8
Atea Pharmaceuticals, Inc.	55,400	180,050	45.2
Avista Corp.	541	17,144	4.3
AZZ, Inc.	973	45,994	11.6
Badger Meter, Inc.	1,493	206,855	51.9
Banc of California, Inc.	7,943	89,041	22.4
Beazer Homes USA, Inc.	21,351	516,481	129.7
Benchmark Electronics, Inc.	15,244	369,057	92.7
Berry Corp.	20,900	174,515	43.8
BigCommerce Holdings, Inc., Series-1	7,024	62,443	15.7
BJ’s Restaurants, Inc.	1,267	32,587	8.2
Bluegreen Vacations Holding Corp., Class A	1,224	41,016	10.3
BlueLinx Holdings, Inc.	6,929	492,721	123.7
Boise Cascade Co.	8,249	773,344	194.2
Brady Corp., Class A	14,576	750,081	188.4
Brandywine Realty Trust	59,919	224,097	56.3
Brightsphere Investment Group, Inc.	11,779	184,459	46.3
Bristow Group, Inc.	11,137	291,121	73.1
Cantaloupe, Inc.	4,217	27,748	7.0
Capitol Federal Financial, Inc.	41,213	214,308	53.8
Cargurus, Inc.	1,579	27,206	6.8
Cars.com, Inc.	26,657	405,986	101.9
Castle Biosciences, Inc.	15,854	247,639	62.2
Central Garden & Pet Co., Class A	9,484	376,420	94.5
Century Aluminum Co.	3,662	24,206	6.1
Century Communities, Inc.	4,637	285,176	71.6
Cerence, Inc.	13,476	206,318	51.8
CEVA, Inc.	1,956	33,585	8.4

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Chefs’ Warehouse, Inc.	22,398	$426,234	107.0%
Chegg, Inc.	24,994	188,205	47.3
Chuy’s Holdings, Inc.	1,002	33,727	8.5
Cinemark Holdings, Inc.	3,783	62,382	15.7
Clear Secure, Inc.	4,259	71,636	18.0
Cogent Communications Holdings, Inc.	1,841	119,628	30.0
CommVault Systems, Inc.	12,171	795,375	199.7
Comstock Resources, Inc.	30,310	381,906	95.9
Comtech Telecommunications Corp.	16,581	202,288	50.8
ConnectOne Bancorp, Inc.	8,886	144,753	36.3
Corcept Therapeutics, Inc.	11,739	329,631	82.8
CorVel Corp.	650	126,061	31.7
Coursera, Inc.	15,722	272,620	68.5
CRA International, Inc.	6,292	611,016	153.4
Cracker Barrel Old Country Store, Inc.	7,837	520,063	130.6
CS Disco, Inc.	13,125	73,631	18.5
CSG Systems International, Inc.	4,301	201,545	50.6
CTO Realty Growth, Inc.	2,891	46,805	11.8
Customers Bancorp, Inc.	4,606	185,207	46.5
Dana, Inc.	43,909	504,075	126.6
Delek U.S. Holdings, Inc.	18,503	487,554	122.4
Deluxe Corp.	28,461	485,260	121.9
Digi International, Inc.	1,746	43,964	11.0
Digital Turbine, Inc.	32,649	154,756	38.9
Dime Community Bancshares, Inc.	6,392	117,549	29.5
Diversified Energy Co. PLC	210,744	172,285	43.3
Dril-Quip, Inc.	4,048	87,680	22.0
Duckhorn Portfolio, Inc.	2,098	21,882	5.5
DXP Enterprises, Inc.	17,609	574,053	144.1
Dycom Industries, Inc.	2,134	181,774	45.6
Eagle Bancorp, Inc.	8,084	157,476	39.5
El Pollo Loco Holdings, Inc.	15,137	126,394	31.7
Encore Wire Corp.	5,230	935,281	234.9
Enersys	5,047	431,922	108.5
Enova International, Inc.	10,895	434,493	109.1
Enovis Corp.	10,794	495,445	124.4
ePlus, Inc.	8,282	517,625	130.0
Esab Corp.	2,388	151,160	38.0
Essent Group Ltd.	4,912	232,043	58.3
Everbridge, Inc.	1,420	29,266	7.3
Everi Holdings, Inc.	45,771	493,869	124.0
EW Scripps Co., Class A	31,609	172,901	43.4
eXp World Holdings, Inc.	29,721	394,398	99.0
Exponent, Inc.	7,432	544,691	136.8
Extreme Networks, Inc.	6,417	132,319	33.2
EZCORP, Inc., Class A	29,932	245,442	61.6
First Interstate BancSystem, Inc.	1,895	43,718	11.0
Forestar Group, Inc.	4,368	103,740	26.1
Forrester Research, Inc.	1,717	39,834	10.0
Franklin Covey Co.	2,969	117,008	29.4
Frontdoor, Inc.	21,865	632,554	158.8
Fulgent Genetics, Inc.	4,277	102,391	25.7
Gates Industrial Corp. PLC	3,684	40,229	10.1
GATX Corp.	1,934	202,258	50.8
Gibraltar Industries, Inc.	4,642	282,512	70.9
G-III Apparel Group Ltd.	40,634	1,038,199	260.7
Global Industrial Co.	12,926	412,986	103.7
GMS, Inc.	9,143	534,683	134.3
GoPro, Inc., Class A	39,539	99,243	24.9
GQG Partners, Inc., CDI	148,930	123,145	30.9
Gray Television, Inc.	2,978	19,417	4.9
Greif, Inc.	13,499	857,187	215.2

Security	Shares	Value	% of Basket Value

United States (continued)
Griffon Corp.	13,947	$557,043	139.9%
Grocery Outlet Holding Corp.	11,331	313,529	78.7
Group 1 Automotive, Inc.	3,241	817,802	205.4
Guess?, Inc.	18,482	397,363	99.8
Gulfport Energy Corp.	1,932	238,815	60.0
H&E Equipment Services, Inc.	12,487	508,471	127.7
Hackett Group, Inc.	1,445	32,209	8.1
Harmonic, Inc.	8,830	95,276	23.9
Harmony Biosciences Holdings, Inc.	7,780	183,141	46.0
Hawaiian Holdings, Inc.	14,440	60,792	15.3
HCI Group, Inc.	5,031	296,678	74.5
Health Catalyst, Inc.	35,912	268,981	67.5
Healthcare Services Group, Inc.	17,571	166,925	41.9
HealthStream, Inc.	10,841	275,361	69.1
Heartland Financial USA, Inc.	9,435	258,519	64.9
Heidrick & Struggles International, Inc.	23,399	569,532	143.0
Helen of Troy Ltd.	3,509	345,005	86.6
Heritage Financial Corp.	4,366	71,035	17.8
Hims & Hers Health, Inc.	26,842	160,515	40.3
Hub Group, Inc., Class A	1,333	91,644	23.0
Hudson Pacific Properties, Inc.	8,302	37,027	9.3
Huron Consulting Group, Inc.	1,369	136,024	34.2
Hyster-Yale Materials Handling, Inc.	795	31,808	8.0
IES Holdings, Inc.	301	18,731	4.7
Independent Bank Corp.	11,093	221,305	55.6
Independent Bank Group, Inc.	12,208	431,553	108.4
Infinera Corp.	62,832	184,098	46.2
Ingevity Corp.	2,134	85,958	21.6
Innoviva, Inc.	8,375	103,934	26.1
Installed Building Products, Inc.	8,299	926,749	232.7
Insteel Industries, Inc.	9,585	267,517	67.2
Intapp, Inc.	20,532	702,194	176.3
Integral Ad Science Holding Corp.	10,677	122,572	30.8
InterDigital, Inc.	6,904	519,526	130.5
Interface, Inc., Class A	6,325	56,229	14.1
iRadimed Corp.	412	16,785	4.2
Itron, Inc.	15,639	895,802	224.9
Janus International Group, Inc.	24,841	232,512	58.4
JELD-WEN Holding, Inc.	9,846	111,555	28.0
JetBlue Airways Corp.	41,580	156,341	39.3
Johnson Outdoors, Inc.	1,169	55,586	14.0
Kaiser Aluminum Corp.	1,078	61,230	15.4
Kaman Corp.	3,718	69,192	17.4
KB Home	2,326	102,809	25.8
Kelly Services, Inc., Class A	12,522	223,518	56.1
Kennametal, Inc.	7,951	183,748	46.1
Kimball Electronics, Inc.	12,178	319,064	80.1
Knife River Corp.	165	8,303	2.1
Kohl’s Corp.	15,963	359,966	90.4
Kontoor Brands, Inc.	6,351	295,004	74.1
Korn Ferry	672	30,589	7.7
Kyndryl Holdings, Inc.	38,248	559,568	140.5
Laureate Education, Inc.	24,044	339,982	85.4
Legalzoom.com, Inc.	7,391	73,688	18.5
LeMaitre Vascular, Inc.	2,383	115,766	29.1
LendingClub Corp.	8,983	46,622	11.7
Liquidity Services, Inc.	1,058	20,388	5.1
LivaNova PLC	3,267	160,246	40.2
LiveRamp Holdings, Inc.	6,495	179,652	45.1
Lovesac Co.	21,866	359,914	90.4
Lumentum Holdings, Inc.	1,778	69,715	17.5
M/I Homes, Inc.	3,330	273,293	68.6

64	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Magnite, Inc.	878	$5,830	1.5%
Malibu Boats, Inc., Class A	3,129	136,487	34.3
Manitowoc Co., Inc.	33,804	432,691	108.7
MarineMax, Inc.	14,088	385,729	96.9
Masonite International Corp.	2,108	166,827	41.9
Mativ Holdings, Inc.	19,788	259,223	65.1
Matson, Inc.	5,352	465,892	117.0
MaxLinear, Inc.	44,473	675,990	169.7
MDC Holdings, Inc.	1,355	51,422	12.9
Mercantile Bank Corp.	1,034	34,060	8.6
Merit Medical Systems, Inc.	1,297	89,156	22.4
Methode Electronics, Inc.	25,143	575,020	144.4
MGP Ingredients, Inc.	3,085	292,026	73.3
Midland States Bancorp, Inc.	6,303	137,531	34.5
MillerKnoll, Inc.	6,111	143,609	36.1
Mister Car Wash, Inc.	6,317	32,848	8.2
Mitek Systems, Inc.	1,611	17,205	4.3
Model N, Inc.	20,762	500,364	125.6
Monro, Inc.	21,075	523,082	131.3
Mr. Cooper Group, Inc.	11,625	657,161	165.0
MSA Safety, Inc.	2,970	468,904	117.7
MYR Group, Inc.	610	70,656	17.7
N-able, Inc.	36,882	477,991	120.0
National Vision Holdings, Inc.	27,606	428,997	107.7
NCR Voyix Corp.	33,284	508,912	127.8
NETGEAR, Inc.	13,021	164,585	41.3
NetScout Systems, Inc.	872	19,036	4.8
Nevro Corp.	8,322	120,086	30.2
NexPoint Residential Trust, Inc.	1,266	34,169	8.6
NMI Holdings, Inc., Class A	8,283	226,540	56.9
Nordstrom, Inc.	13,504	188,786	47.4
Novocure Ltd.	15,754	209,528	52.6
Nu Skin Enterprises, Inc., Class A	14,530	275,925	69.3
OceanFirst Financial Corp.	3,435	43,487	10.9
ODP Corp.	10,727	481,857	121.0
O-I Glass, Inc.	27,484	424,628	106.6
Old Second Bancorp, Inc.	2,708	36,720	9.2
Olo, Inc., Class A	10,888	55,638	14.0
Olympic Steel, Inc.	371	18,836	4.7
Omnicell, Inc.	4,611	163,875	41.2
ON24, Inc.	33,059	203,313	51.1
Ooma, Inc.	11,128	121,406	30.5
Oscar Health, Inc.	22,457	114,980	28.9
OSI Systems, Inc.	1,332	138,888	34.9
Otter Tail Corp.	11,349	873,192	219.3
Outfront Media, Inc.	112,939	1,102,285	276.8
Owens & Minor, Inc.	6,539	93,704	23.5
Oxford Industries, Inc.	583	49,205	12.4
Pacira BioSciences, Inc.	1,312	37,077	9.3
Palomar Holdings, Inc.	2,929	146,684	36.8
Par Pacific Holdings, Inc.	1,992	65,377	16.4
Paysafe Ltd.	13,549	131,696	33.1
Pegasystems, Inc.	14,039	600,027	150.7
Pennant Group, Inc.	1,325	14,403	3.6
Perella Weinberg Partners, Class A	9,633	94,500	23.7
Petco Health & Wellness Co., Inc., Class A	134,571	465,616	116.9
PetIQ, Inc., Class A	5,757	108,059	27.1
Playtika Holding Corp.	10,805	90,762	22.8
PRA Group, Inc.	5,755	70,844	17.8
Premier Financial Corp.	17,310	300,329	75.4
Prestige Consumer Healthcare, Inc.	4,821	286,175	71.9
PriceSmart, Inc.	474	29,620	7.4

Security	Shares	Value	% of Basket Value

United States (continued)
Primoris Services Corp.	19,199	$577,122	144.9%
PROG Holdings, Inc.	4,264	116,791	29.3
Progress Software Corp.	9,585	492,477	123.7
Proto Labs, Inc.	9,649	227,813	57.2
Q2 Holdings, Inc.	6,143	184,474	46.3
Quaker Chemical Corp.	3,584	515,093	129.3
Quanex Building Products Corp.	804	21,587	5.4
QuinStreet, Inc.	3,381	38,239	9.6
Redfin Corp.	50,838	236,905	59.5
Regional Management Corp.	157	3,903	1.0
REV Group, Inc.	11,021	156,939	39.4
Revance Therapeutics, Inc.	6,302	49,723	12.5
Revolve Group, Inc.	13,691	188,251	47.3
REX American Resources Corp.	7,518	285,759	71.8
RHI Magnesita NV	8,426	264,457	66.4
RingCentral, Inc., Class A	4,462	118,600	29.8
Riskified Ltd.	36,970	137,898	34.6
RLJ Lodging Trust	23,830	224,002	56.2
Rogers Corp.	1,342	164,918	41.4
Rover Group, Inc., Class A	15,480	99,846	25.1
RxSight, Inc.	648	14,347	3.6
Sally Beauty Holdings, Inc.	24,594	209,049	52.5
Sandy Spring Bancorp, Inc.	14,153	289,429	72.7
Sanmina Corp.	1,703	86,632	21.8
ScanSource, Inc.	3,795	115,368	29.0
Schnitzer Steel Industries, Inc.	10,722	243,497	61.1
Scholastic Corp.	4,213	155,460	39.0
Select Medical Holdings Corp.	22,493	511,266	128.4
SEMrush Holdings, Inc., Class A	9,536	77,051	19.3
Semtech Corp.	67,561	943,152	236.8
ServisFirst Bancshares, Inc.	3,443	162,372	40.8
SI-BONE, Inc.	12,151	206,689	51.9
Silk Road Medical, Inc.	6,637	49,844	12.5
Sims Ltd.	11,934	95,130	23.9
Sinclair, Inc.	6,982	75,894	19.1
SMART Global Holdings, Inc.	1,488	20,386	5.1
SolarWinds Corp.	3,463	31,894	8.0
Sonic Automotive, Inc., Class A	10,307	493,190	123.8
Sonos, Inc.	6,179	66,610	16.7
Southside Bancshares, Inc.	4,360	116,412	29.2
SpartanNash Co.	17,435	392,113	98.5
Sphere Entertainment Co.	3,979	130,949	32.9
Sprinklr, Inc.	1,655	22,491	5.6
Sprout Social, Inc., Class A	1,670	72,278	18.2
SPX Technologies, Inc.	4,544	364,065	91.4
St. Joe Co.	7,377	344,063	86.4
Standard Motor Products, Inc.	6,928	241,995	60.8
Sterling Infrastructure, Inc.	2,093	152,475	38.3
Stoneridge, Inc.	1,038	16,888	4.2
StoneX Group, Inc.	264	25,164	6.3
Stratasys Ltd.	6,531	66,420	16.7
Strategic Education, Inc.	8,607	708,442	177.9
Supernus Pharmaceuticals, Inc.	5,267	125,618	31.5
Surmodics, Inc.	2,820	83,077	20.9
Talen Energy Corp.	475	25,166	6.3
Tandem Diabetes Care, Inc.	817	14,134	3.6
Tanger Factory Outlet Centers, Inc.	5,147	116,065	29.1
TechTarget, Inc.	3,499	88,105	22.1
Telephone and Data Systems, Inc.	3,600	65,484	16.4
Tennant Co.	6,337	470,332	118.1
Theravance Biopharma, Inc.	3,390	32,002	8.0
Thermon Group Holdings, Inc.	3,805	101,555	25.5

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Thryv Holdings, Inc.	2,482	$43,261	10.9%
Titan Machinery, Inc.	17,995	446,996	112.2
Topgolf Callaway Brands Corp.	16,186	197,793	49.7
TTEC Holdings, Inc.	3,438	70,754	17.8
TTM Technologies, Inc.	23,621	271,405	68.2
Turning Point Brands, Inc.	4,853	97,303	24.4
Unit Corp.	461	25,387	6.4
Universal Insurance Holdings, Inc.	14,997	234,853	59.0
Univest Financial Corp.	7,459	124,267	31.2
Upbound Group, Inc.	3,898	101,582	25.5
Upwork, Inc.	18,071	188,842	47.4
Urban Outfitters, Inc.	552	19,110	4.8
V2X, Inc.	2,753	140,596	35.3
Varex Imaging Corp.	24,517	442,532	111.1
Varonis Systems, Inc., Class B	8,684	292,130	73.4
Vector Group Ltd.	1,600	16,448	4.1
Verint Systems, Inc.	34,336	645,860	162.2
Viad Corp.	3,253	78,820	19.8
Viavi Solutions, Inc.	13,890	108,064	27.1
Vicor Corp.	6,393	247,665	62.2
Vital Farms, Inc.	41,955	464,022	116.5
Vizio Holding Corp.	10,111	51,465	12.9
W&T Offshore, Inc.	55,276	229,395	57.6
Wabash National Corp.	2,380	49,242	12.4
Weis Markets, Inc.	3,518	229,022	57.5
WesBanco, Inc.	4,766	116,243	29.2
World Kinect Corp.	11,669	215,877	54.2
Xerox Holdings Corp.	3,270	41,987	10.5
Yext, Inc.	12,709	76,635	19.2
Zeta Global Holdings Corp.	23,970	186,966	46.9
ZipRecruiter, Inc.	31,978	340,566	85.5
Zuora, Inc., Class A	70,958	525,799	132.0

		78,939,591

Preferred Stocks

Germany
Kloeckner & Co. SE	18,820	116,605	29.3
Schaeffler AG	21,752	112,674	28.3

Total Reference Entity — Long		177,970,898

Reference Entity — Short

Common Stocks

Australia
Altium Ltd.	(29,624)	(747,222)	(187.6)
ARB Corp. Ltd.	(31,382)	(585,600)	(147.1)
Bapcor Ltd.	(705,103)	(2,399,465)	(602.5)
Brickworks Ltd.	(38,589)	(601,206)	(151.0)
BWP Trust	(194,456)	(402,138)	(101.0)
Cleanaway Waste Management Ltd.	(574,997)	(818,942)	(205.6)
Coronado Global Resources, Inc., CDI	(25,810)	(28,392)	(7.1)
Corporate Travel Management Ltd.	(39,569)	(418,703)	(105.1)
Costa Group Holdings Ltd.	(408,883)	(805,171)	(202.2)
De Grey Mining Ltd.	(160,075)	(120,313)	(30.2)
Deterra Royalties Ltd.	(173,436)	(518,228)	(130.1)
Domain Holdings Australia Ltd.	(59,585)	(129,159)	(32.4)
Genesis Minerals Ltd.	(208,578)	(191,756)	(48.2)
Gold Road Resources Ltd.	(774,852)	(920,807)	(231.2)
GUD Holdings Ltd.	(176,748)	(1,201,939)	(301.8)
Harvey Norman Holdings Ltd.	(150,230)	(351,158)	(88.2)
Ingenia Communities Group	(111,858)	(277,990)	(69.8)

Security	Shares	Value	% of Basket Value

Australia (continued)
IRESS Ltd.	(90,661)	$(289,093)	(72.6)%
Link Administration Holdings Ltd.	(227,908)	(173,003)	(43.5)
Nine Entertainment Co. Holdings Ltd.	(28,533)	(33,623)	(8.5)
Qube Holdings Ltd.	(27,302)	(46,296)	(11.6)
Tabcorp Holdings Ltd.	(1,549,817)	(764,725)	(192.0)
TPG Telecom Ltd.	(414,385)	(1,366,922)	(343.2)

		(13,191,851)

Austria
CA Immobilien Anlagen AG	(69,510)	(2,349,203)	(589.9)

Belgium
Ackermans & van Haaren NV	(3,335)	(494,205)	(124.1)
Azelis Group NV	(4,155)	(71,193)	(17.9)
Xior Student Housing NV	(646)	(18,555)	(4.6)

		(583,953)

Canada
Altius Minerals Corp.	(9,156)	(136,036)	(34.2)
Andlauer Healthcare Group, Inc.	(11,909)	(339,424)	(85.2)
Badger Infrastructure Solutions Ltd.	(7,081)	(190,607)	(47.9)
Ballard Power Systems, Inc.	(14,880)	(50,685)	(12.7)
Boyd Group Services, Inc.	(1,340)	(232,618)	(58.4)
Brookfield Business Corp., Class A	(50,914)	(735,983)	(184.8)
Canadian Western Bank	(39,025)	(784,700)	(197.1)
Choice Properties REIT	(9,372)	(82,110)	(20.6)
Cineplex, Inc.	(20,443)	(125,375)	(31.5)
Cogeco Communications, Inc.	(2,380)	(95,698)	(24.0)
Cogeco, Inc.	(4,465)	(154,784)	(38.9)
Definity Financial Corp.	(17,716)	(497,959)	(125.0)
Dream Industrial REIT	(41,017)	(353,384)	(88.7)
Endeavour Silver Corp.	(116,618)	(255,879)	(64.3)
Exchange Income Corp.	(12,080)	(378,874)	(95.1)
Hammond Power Solutions, Inc.	(716)	(37,160)	(9.3)
Headwater Exploration, Inc.	(2,540)	(13,915)	(3.5)
K92 Mining, Inc.	(32,376)	(119,163)	(29.9)
Linamar Corp.	(8,706)	(382,818)	(96.1)
Lumine Group, Inc.	(27,821)	(356,915)	(89.6)
Maple Leaf Foods, Inc.	(631)	(12,772)	(3.2)
Martinrea International, Inc.	(28,415)	(237,953)	(59.8)
North West Co., Inc.	(2,129)	(55,145)	(13.9)
Premium Brands Holdings Corp., Class A	(1,090)	(71,569)	(18.0)
Shawcor Ltd.	(9,739)	(103,940)	(26.1)
Spin Master Corp.	(4,676)	(114,064)	(28.6)
Stella-Jones, Inc.	(20,659)	(1,097,349)	(275.6)
Superior Plus Corp.	(3,005)	(20,399)	(5.1)
Surge Energy, Inc.	(2,655)	(18,284)	(4.6)
Wesdome Gold Mines Ltd.	(2,700)	(14,714)	(3.7)
Winpak Ltd.	(9,528)	(264,514)	(66.4)

		(7,334,790)

Cayman Islands
Consolidated Water Co. Ltd.	(22,498)	(664,141)	(166.8)

China
indie Semiconductor, Inc.	(11,702)	(57,223)	(14.4)
TI Fluid Systems PLC	(9,907)	(14,959)	(3.7)

		(72,182)

Costa Rica
Establishment Labs Holdings, Inc.	(8,113)	(237,549)	(59.7)

Denmark
Alm Brand A/S	(64,340)	(93,000)	(23.4)

66	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Denmark (continued)
Chemometec A/S	(839)	$(34,666)	(8.7)%
Dfds A/S	(1,633)	(47,113)	(11.8)
Netcompany Group A/S	(1,836)	(57,576)	(14.5)
NKT A/S	(7,161)	(359,770)	(90.3)
NTG Nordic Transport Group A/S	(14,644)	(580,405)	(145.7)
Ringkjoebing Landbobank A/S	(3,593)	(489,093)	(122.8)
Royal Unibrew A/S	(5,942)	(429,681)	(107.9)
Scandinavian Tobacco Group A/S	(1,894)	(28,063)	(7.1)
Topdanmark A/S	(2,365)	(105,882)	(26.6)

		(2,225,249)

Faeroe Islands
Bakkafrost P/F	(1,928)	(88,997)	(22.3)

Finland
Caverion OYJ	(19,855)	(178,877)	(44.9)
Metsa Board OYJ	(41,227)	(311,518)	(78.2)
Tietoevry OYJ	(12,848)	(269,061)	(67.6)

		(759,456)

Germany
Dermapharm Holding SE	(4,607)	(177,959)	(44.7)
Eckert & Ziegler Strahlen- und Medizintechnik AG	(1,575)	(62,032)	(15.6)
Fielmann AG	(186)	(7,997)	(2.0)
Hensoldt AG	(627)	(18,722)	(4.7)
HOCHTIEF AG	(398)	(41,158)	(10.3)
Mercer International, Inc.	(2,962)	(23,518)	(5.9)
Norma Group SE	(5,893)	(103,775)	(26.1)
Pfeiffer Vacuum Technology AG	(2,909)	(448,745)	(112.7)
PNE AG	(40,977)	(519,502)	(130.4)
Schott Pharma AG & Co. KGaA	(12,814)	(371,804)	(93.4)
Sixt SE	(4,601)	(398,397)	(100.0)
Software AG	(10,143)	(341,816)	(85.8)
Thyssenkrupp Nucera AG & Co. KGaa	(9,586)	(142,998)	(35.9)

		(2,658,423)

Ghana
Tullow Oil PLC	(1,169,400)	(474,085)	(119.0)

Hong Kong
DFI Retail Group Holdings Ltd.	(5,800)	(12,371)	(3.1)

Indonesia
Nickel Industries Ltd.	(2,480,261)	(1,180,825)	(296.5)

Ireland
Ardmore Shipping Corp.	(6,208)	(82,504)	(20.7)
Keywords Studios PLC	(137)	(2,187)	(0.6)

		(84,691)

Israel
Camtek Ltd.	(1,897)	(99,782)	(25.1)
Israel Corp. Ltd.	(423)	(91,741)	(23.0)
Nano-X Imaging Ltd.	(19,406)	(98,001)	(24.6)
Phoenix Holdings Ltd.	(130,014)	(1,110,942)	(279.0)

		(1,400,466)

Italy
Banca Generali SpA	(770)	(24,932)	(6.3)
Eurogroup Laminations SpA	(67,476)	(221,333)	(55.6)
Industrie De Nora SpA	(16,731)	(236,404)	(59.4)

Security	Shares	Value	% of Basket Value

Italy (continued)
Juventus Football Club SpA	(1,133,011)	$(302,279)	(75.9)%
Salvatore Ferragamo SpA	(6,701)	(81,834)	(20.5)
Technoprobe SpA	(10,745)	(78,160)	(19.6)

		(944,942)

Japan
Activia Properties, Inc.	(12)	(32,879)	(8.3)
Advance Residence Investment Corp.	(28)	(61,486)	(15.4)
AEON REIT Investment Corp.	(175)	(168,884)	(42.4)
Aichi Financial Group, Inc.	(5,300)	(84,548)	(21.2)
Aiful Corp.	(73,700)	(188,065)	(47.2)
Airtrip Corp.	(18,700)	(227,056)	(57.0)
AOKI Holdings, Inc.	(11,500)	(76,325)	(19.2)
Ariake Japan Co. Ltd.	(9,200)	(294,839)	(74.0)
Asahi Yukizai Corp.	(2,400)	(59,205)	(14.9)
ASKUL Corp.	(8,800)	(116,467)	(29.2)
Autobacs Seven Co. Ltd.	(5,000)	(52,113)	(13.1)
Base Co. Ltd.	(4,400)	(125,097)	(31.4)
C Uyemura & Co. Ltd.	(2,100)	(115,634)	(29.0)
Casio Computer Co. Ltd.	(2,200)	(17,849)	(4.5)
Change Holdings, Inc.	(2,000)	(20,680)	(5.2)
Chikaranomoto Holdings Co., Ltd.	(10,800)	(136,636)	(34.3)
Comforia Residential REIT, Inc.	(16)	(34,324)	(8.6)
CRE Logistics REIT, Inc.	(1,184)	(1,260,866)	(316.6)
CUC, Inc.	(700)	(12,177)	(3.1)
CYBERDYNE, Inc.	(5,900)	(10,428)	(2.6)
Cybozu, Inc.	(7,300)	(92,110)	(23.1)
Daiei Kankyo Co. Ltd.	(19,500)	(272,836)	(68.5)
Daiken Corp.	(16,202)	(325,992)	(81.9)
Daikoku Denki Co. Ltd.	(2,000)	(59,159)	(14.9)
Daiwa Office Investment Corp.	(18)	(79,789)	(20.0)
Descente Ltd.	(16,900)	(477,754)	(120.0)
Dexerials Corp.	(1,500)	(34,732)	(8.7)
Duskin Co. Ltd.	(600)	(13,256)	(3.3)
DyDo Group Holdings, Inc.	(1,100)	(43,112)	(10.8)
en Japan, Inc.	(3,800)	(57,408)	(14.4)
Enplas Corp.	(6,800)	(386,140)	(97.0)
Fancl Corp.	(7,800)	(117,905)	(29.6)
Ferrotec Holdings Corp.	(12,200)	(217,529)	(54.6)
First Bank of Toyama Ltd.	(6,100)	(40,377)	(10.1)
Frontier Real Estate Investment Corp.	(602)	(1,824,190)	(458.1)
Fuji Co. Ltd.	(1,500)	(19,207)	(4.8)
Fuji Media Holdings, Inc.	(55,800)	(561,803)	(141.1)
Fuji Seal International, Inc.	(4,800)	(54,196)	(13.6)
Fuji Soft, Inc.	(600)	(21,884)	(5.5)
Fujio Food Group, Inc.	(41,200)	(386,053)	(96.9)
Fukuyama Transporting Co. Ltd.	(7,800)	(215,844)	(54.2)
Furuya Metal Co. Ltd.	(9,000)	(589,602)	(148.1)
Fuso Chemical Co. Ltd.	(13,000)	(357,799)	(89.8)
Future Corp.	(2,400)	(27,705)	(7.0)
Globeride, Inc.	(8,100)	(105,766)	(26.6)
Goldwin, Inc.	(1,200)	(76,828)	(19.3)
GungHo Online Entertainment, Inc.	(21,000)	(320,772)	(80.5)
Hachijuni Bank Ltd.	(61,700)	(355,711)	(89.3)
Hakuto Co. Ltd.	(600)	(20,494)	(5.1)
Haseko Corp.	(33,300)	(415,416)	(104.3)
Heiwa Corp.	(21,600)	(309,842)	(77.8)
Heiwa Real Estate REIT, Inc.	(68)	(64,446)	(16.2)
Hisamitsu Pharmaceutical Co., Inc.	(11,000)	(355,722)	(89.3)

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Hokkoku Financial Holdings, Inc.	(900)	$(30,205)	(7.6)%
Hokuhoku Financial Group, Inc.	(19,800)	(234,032)	(58.8)
Hosiden Corp.	(13,800)	(164,410)	(41.3)
House Foods Group, Inc.	(24,600)	(524,783)	(131.8)
Idec Corp.	(8,600)	(156,442)	(39.3)
Iino Kaiun Kaisha Ltd.	(23,000)	(167,014)	(41.9)
Inabata & Co. Ltd.	(7,300)	(154,429)	(38.8)
Insource Co. Ltd.	(2,800)	(16,733)	(4.2)
Iyogin Holdings, Inc.	(17,800)	(129,830)	(32.6)
Japan Aviation Electronics Industry Ltd.	(32,600)	(622,845)	(156.4)
Japan Excellent, Inc.	(928)	(825,140)	(207.2)
Japan Logistics Fund, Inc.	(72)	(135,225)	(34.0)
Japan Material Co. Ltd.	(3,100)	(44,220)	(11.1)
Japan Prime Realty Investment Corp.	(17)	(39,819)	(10.0)
Juroku Financial Group, Inc.	(3,800)	(103,684)	(26.0)
Kadokawa Corp.	(20,700)	(404,367)	(101.5)
Kagome Co. Ltd.	(5,900)	(124,394)	(31.2)
Kanto Denka Kogyo Co. Ltd.	(14,600)	(78,256)	(19.6)
KeePer Technical Laboratory Co. Ltd.	(3,700)	(141,376)	(35.5)
Keihan Holdings Co. Ltd.	(12,500)	(309,596)	(77.7)
Keikyu Corp.	(34,500)	(296,277)	(74.4)
Kinden Corp.	(1,400)	(21,473)	(5.4)
Ki-Star Real Estate Co. Ltd.	(3,400)	(97,100)	(24.4)
Koa Corp.	(22,200)	(217,322)	(54.6)
Kohnan Shoji Co. Ltd.	(3,000)	(78,823)	(19.8)
Komehyo Holdings Co. Ltd.	(1,000)	(31,818)	(8.0)
Kosaido Holdings Co. Ltd.	(11,900)	(236,062)	(59.3)
KPP Group Holdings Co. Ltd.	(9,800)	(42,904)	(10.8)
Krosaki Harima Corp.	(300)	(19,246)	(4.8)
K’s Holdings Corp.	(8,700)	(81,730)	(20.5)
Kureha Corp.	(500)	(29,694)	(7.5)
KYB Corp.	(1,700)	(50,627)	(12.7)
Lintec Corp.	(3,600)	(60,306)	(15.1)
M&A Capital Partners Co. Ltd.	(2,900)	(52,951)	(13.3)
Mabuchi Motor Co. Ltd.	(77,200)	(2,236,114)	(561.5)
Macbee Planet, Inc.	(800)	(78,610)	(19.7)
Maeda Kosen Co. Ltd.	(1,500)	(29,542)	(7.4)
Makino Milling Machine Co. Ltd.	(800)	(33,843)	(8.5)
Management Solutions Co. Ltd.	(2,300)	(40,519)	(10.2)
Maruichi Steel Tube Ltd.	(5,300)	(133,327)	(33.5)
MEC Co. Ltd.	(4,600)	(106,084)	(26.6)
Mitsubishi Logistics Corp.	(2,200)	(58,329)	(14.6)
Mitsuboshi Belting Ltd.	(4,000)	(117,091)	(29.4)
Mitsui Fudosan Logistics Park, Inc.	(52)	(159,383)	(40.0)
Mitsui-Soko Holdings Co. Ltd.	(2,100)	(60,592)	(15.2)
Mizuno Corp.	(700)	(20,813)	(5.2)
Mori Hills REIT Investment Corp.	(116)	(109,743)	(27.6)
Morinaga Milk Industry Co. Ltd.	(4,700)	(185,115)	(46.5)
m-up Holdings, Inc.	(11,600)	(95,033)	(23.9)
Musashino Bank Ltd.	(6,400)	(122,236)	(30.7)
Nagoya Railroad Co. Ltd.	(4,900)	(69,503)	(17.5)
Namura Shipbuilding Co. Ltd.	(63,900)	(340,264)	(85.4)
Nankai Electric Railway Co. Ltd.	(2,600)	(50,438)	(12.7)
Nihon Kohden Corp.	(9,800)	(234,603)	(58.9)
Nikkiso Co. Ltd.	(4,000)	(25,813)	(6.5)
Nikkon Holdings Co. Ltd.	(18,700)	(401,450)	(100.8)
Nippon Accommodations Fund, Inc.	(50)	(203,856)	(51.2)
Nippon Kayaku Co. Ltd.	(52,900)	(460,399)	(115.6)
Nippon Pillar Packing Co. Ltd.	(800)	(20,243)	(5.1)
Nippon Television Holdings, Inc.	(34,800)	(342,645)	(86.0)

Security	Shares	Value	% of Basket Value

Japan (continued)
Nishimatsu Construction Co. Ltd.	(13,200)	$(321,611)	(80.8)%
Nomura Micro Science Co. Ltd.	(8,000)	(414,035)	(104.0)
NS Solutions Corp.	(1,000)	(29,368)	(7.4)
NS United Kaiun Kaisha Ltd.	(1,200)	(34,560)	(8.7)
OBIC Business Consultants Co. Ltd.	(2,200)	(95,673)	(24.0)
Ohsho Food Service Corp.	(5,000)	(234,199)	(58.8)
Oisix ra daichi, Inc.	(49,900)	(384,774)	(96.6)
Optorun Co. Ltd.	(1,900)	(22,293)	(5.6)
Orient Corp.	(30,300)	(228,491)	(57.4)
Osaka Soda Co. Ltd.	(7,100)	(421,572)	(105.9)
OSG Corp.	(10,300)	(119,168)	(29.9)
PAL GROUP Holdings Co. Ltd.	(20,600)	(269,858)	(67.8)
Pilot Corp.	(11,000)	(378,135)	(95.0)
Piolax, Inc.	(11,800)	(176,610)	(44.3)
PKSHA Technology, Inc.	(2,700)	(46,622)	(11.7)
Press Kogyo Co. Ltd.	(5,200)	(22,585)	(5.7)
Rengo Co. Ltd.	(52,600)	(352,753)	(88.6)
Resorttrust, Inc.	(14,800)	(215,515)	(54.1)
Riken Keiki Co. Ltd.	(5,400)	(223,646)	(56.2)
Roland Corp.	(4,400)	(128,934)	(32.4)
Rorze Corp.	(5,100)	(384,789)	(96.6)
Ryosan Co. Ltd.	(800)	(25,550)	(6.4)
SAMTY Co. Ltd.	(5,800)	(96,644)	(24.3)
Sangetsu Corp.	(34,000)	(646,690)	(162.4)
Sankyu, Inc.	(2,000)	(60,936)	(15.3)
Sawai Group Holdings Co. Ltd.	(1,000)	(32,290)	(8.1)
Seiren Co. Ltd.	(6,400)	(96,183)	(24.2)
Senko Group Holdings Co. Ltd.	(3,400)	(23,744)	(6.0)
Senshu Ikeda Holdings, Inc.	(39,000)	(92,703)	(23.3)
Septeni Holdings Co. Ltd.	(130,300)	(371,114)	(93.2)
Shibaura Electronics Co. Ltd.	(400)	(15,164)	(3.8)
Shibaura Mechatronics Corp.	(1,800)	(78,922)	(19.8)
Shiga Bank Ltd.	(6,400)	(171,505)	(43.1)
Shin Nippon Biomedical Laboratories Ltd.	(14,100)	(159,376)	(40.0)
Shoei Co. Ltd.	(11,600)	(156,697)	(39.3)
SKY Perfect JSAT Holdings, Inc.	(61,500)	(288,323)	(72.4)
Sotetsu Holdings, Inc.	(9,000)	(161,006)	(40.4)
Star Micronics Co. Ltd.	(19,400)	(236,548)	(59.4)
Sumitomo Bakelite Co. Ltd.	(900)	(40,587)	(10.2)
SUNWELS Co. Ltd.	(5,500)	(96,088)	(24.1)
T Hasegawa Co. Ltd.	(3,100)	(65,827)	(16.5)
Takara Holdings, Inc.	(102,400)	(864,587)	(217.1)
Tamura Corp.	(5,100)	(16,833)	(4.2)
T-Gaia Corp.	(6,300)	(76,015)	(19.1)
Tocalo Co. Ltd.	(19,000)	(174,051)	(43.7)
Toho Holdings Co. Ltd.	(21,200)	(484,039)	(121.5)
TOKAI Holdings Corp.	(5,400)	(35,283)	(8.9)
Tokyo Kiraboshi Financial Group, Inc.	(8,500)	(254,306)	(63.9)
Tokyo Steel Manufacturing Co. Ltd.	(43,900)	(513,899)	(129.0)
Tokyotokeiba Co. Ltd.	(7,000)	(183,674)	(46.1)
TOMONY Holdings, Inc.	(2,500)	(8,510)	(2.1)
Topre Corp.	(2,800)	(30,582)	(7.7)
Towa Corp.	(14,400)	(500,269)	(125.6)
Tri Chemical Laboratories, Inc.	(15,600)	(336,332)	(84.5)
TV Asahi Holdings Corp.	(7,100)	(77,576)	(19.5)
Valqua Ltd.	(2,400)	(60,090)	(15.1)
Wacoal Holdings Corp.	(15,800)	(365,944)	(91.9)
W-Scope Corp.	(28,800)	(168,912)	(42.4)
YA-MAN Ltd.	(600)	(4,279)	(1.1)
Yamato Kogyo Co. Ltd.	(3,800)	(184,490)	(46.3)

68	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Yodogawa Steel Works Ltd.	(5,700)	$(135,257)	(34.0)%
Zeon Corp.	(2,000)	(16,787)	(4.2)
Zojirushi Corp.	(900)	(9,381)	(2.4)

		(34,777,842)

Luxembourg
Majorel Group Luxembourg SA	(5,875)	(185,536)	(46.6)
RTL Group	(13,221)	(461,628)	(115.9)

		(647,164)

Netherlands
Alfen NV	(43,292)	(1,362,281)	(342.1)
AMG Critical Materials NV	(4,316)	(112,352)	(28.2)
Arcadis NV	(4,936)	(208,249)	(52.3)
Corbion NV	(10,537)	(182,143)	(45.7)
TKH Group NV	(4,975)	(181,777)	(45.6)
Van Lanschot Kempen NV, GDR	(1,836)	(49,241)	(12.4)

		(2,096,043)

New Zealand
Fisher & Paykel Healthcare Corp. Ltd.	(13,982)	(169,269)	(42.5)
Mainfreight Ltd.	(6,088)	(207,018)	(52.0)
Ryman Healthcare Ltd.	(31,595)	(106,649)	(26.8)

		(482,936)

Norway
Entra ASA	(22,754)	(181,600)	(45.6)
Europris ASA	(23,166)	(134,174)	(33.7)
FLEX LNG Ltd.	(1,263)	(38,572)	(9.7)
MPC Container Ships ASA	(359,125)	(520,489)	(130.7)
NEL ASA	(22,847)	(15,387)	(3.9)
Norske Skog ASA	(85,223)	(317,422)	(79.7)
Norwegian Air Shuttle ASA	(886,125)	(652,332)	(163.8)
Storebrand ASA	(36,846)	(309,231)	(77.6)

		(2,169,207)

Portugal
Greenvolt-Energias Renovaveis SA	(158,231)	(1,055,632)	(265.1)

Puerto Rico
First BanCorp/Puerto Rico	(12,440)	(166,074)	(41.7)

Singapore
AEM Holdings Ltd.	(54,500)	(137,918)	(34.6)
Hafnia Ltd.	(40,978)	(275,029)	(69.1)
Kenon Holdings Ltd.	(26,744)	(492,456)	(123.7)
Keppel DC REIT	(224,900)	(277,899)	(69.8)
SATS Ltd.	(127,500)	(229,615)	(57.6)
Sheng Siong Group Ltd.	(268,400)	(304,167)	(76.4)

		(1,717,084)

Spain
Acerinox SA	(4,635)	(45,077)	(11.3)
Atresmedia Corp. de Medios de Comunicacion SA	(8,430)	(31,624)	(8.0)
Befesa SA	(3,261)	(95,216)	(23.9)
Ence Energia y Celulosa SA	(161,952)	(483,493)	(121.4)
Faes Farma SA	(46,911)	(147,082)	(36.9)
Grenergy Renovables SA	(520)	(12,328)	(3.1)
Laboratorios Farmaceuticos Rovi SA	(1,584)	(84,555)	(21.2)
Sacyr SA	(71,599)	(206,380)	(51.8)
Solaria Energia y Medio Ambiente SA	(1,630)	(24,479)	(6.2)

Security	Shares	Value	% of Basket Value

Spain (continued)
Vidrala SA	(3,786)	$(280,644)	(70.5)%
Viscofan SA	(1,478)	(85,332)	(21.4)

		(1,496,210)

Sweden
Addnode Group AB, Class B	(8,723)	(55,575)	(14.0)
Alleima AB	(7,000)	(43,505)	(10.9)
Axfood AB	(3,613)	(80,568)	(20.2)
Catena AB	(6,080)	(205,970)	(51.7)
Clas Ohlson AB	(37,036)	(396,292)	(99.5)
Dometic Group AB	(62,982)	(397,060)	(99.7)
Hemnet Group AB	(33,279)	(587,622)	(147.6)
Hexatronic Group AB	(47,418)	(114,679)	(28.8)
Hms Networks Ab	(3,994)	(135,493)	(34.0)
Hufvudstaden AB	(9,961)	(108,629)	(27.3)
JM AB	(2,293)	(25,121)	(6.3)
Lindab International AB	(1,293)	(20,318)	(5.1)
New Wave Group AB, B Shares	(235,182)	(1,567,647)	(393.7)
Pandox AB, Class B	(10,609)	(106,831)	(26.8)
Paradox Interactive AB	(10,916)	(212,420)	(53.3)
Peab AB	(5,192)	(19,827)	(5.0)
Stillfront Group AB	(50,578)	(52,857)	(13.3)

		(4,130,414)

Switzerland
Allreal Holding AG	(8,720)	(1,418,537)	(356.2)
ALSO Holding AG, Registered Shares	(92)	(23,739)	(6.0)
Cembra Money Bank AG	(12,452)	(871,019)	(218.7)
Comet Holding AG	(724)	(144,377)	(36.3)
Daetwyler Holding AG	(533)	(95,400)	(24.0)
Emmi AG	(735)	(701,799)	(176.2)
Forbo Holding AG, Registered Shares	(137)	(152,877)	(38.4)
Garrett Motion, Inc.	(16,541)	(116,779)	(29.3)
Huber & Suhner AG	(1,136)	(78,657)	(19.8)
Interroll Holding AG	(152)	(406,054)	(102.0)
Komax Holding AG	(231)	(46,389)	(11.6)
Landis&Gyr Group AG	(3,628)	(271,988)	(68.3)
Leonteq AG	(1,987)	(86,543)	(21.7)
Mobimo Holding AG	(1,630)	(455,126)	(114.3)
Schweiter Technologies AG	(204)	(115,274)	(28.9)
Sensirion Holding Ag	(344)	(26,284)	(6.6)
SFS Group AG	(4,256)	(431,043)	(108.2)
Siegfried Holding AG	(70)	(56,224)	(14.1)
SKAN Group AG	(622)	(47,493)	(11.9)
Valiant Holding AG	(571)	(63,129)	(15.9)
Zehnder Group AG	(1,110)	(58,034)	(14.6)

		(5,666,765)

United Kingdom
4imprint Group PLC	(279)	(17,156)	(4.3)
888 Holdings PLC	(142,858)	(142,424)	(35.8)
Ascential PLC	(76,205)	(243,620)	(61.2)
Auction Technology Group PLC	(16,359)	(112,127)	(28.2)
Bellway PLC	(463)	(11,868)	(3.0)
Britvic PLC	(24,375)	(248,537)	(62.4)
Ceres Power Holdings PLC	(14,996)	(36,321)	(9.1)
Cranswick PLC	(587)	(25,143)	(6.3)
Crest Nicholson Holdings PLC	(12,640)	(24,715)	(6.2)
Domino’s Pizza Group PLC	(5,448)	(22,905)	(5.7)
Dunelm Group PLC	(14,153)	(168,881)	(42.4)
Elementis PLC	(248,106)	(358,926)	(90.1)
Frasers Group PLC	(16,214)	(159,131)	(40.0)

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Future PLC	(3,534)	$(38,214)	(9.6)%
Genuit Group PLC	(84,369)	(273,702)	(68.7)
Global Ship Lease, Inc., Class A	(6,624)	(116,450)	(29.2)
Ibstock PLC	(58,461)	(87,533)	(22.0)
IntegraFin Holdings PLC	(6,936)	(18,539)	(4.7)
Lancashire Holdings Ltd.	(47,117)	(326,571)	(82.0)
LXI REIT PLC	(129,538)	(135,111)	(33.9)
Moonpig Group PLC	(154,180)	(310,543)	(78.0)
Oxford Nanopore Technologies PLC	(85,736)	(213,203)	(53.5)
Rathbones Group PLC	(9,239)	(169,498)	(42.6)
Renishaw PLC	(2,551)	(96,388)	(24.2)
Rotork PLC	(61,511)	(220,898)	(55.5)
Safestore Holdings PLC	(32,413)	(269,859)	(67.8)
Savills PLC	(7,399)	(71,188)	(17.9)
SSP Group PLC	(297,101)	(652,838)	(163.9)
Trainline PLC	(45,708)	(145,130)	(36.4)
Victrex PLC	(18,189)	(306,016)	(76.8)
Watches of Switzerland Group PLC	(41,332)	(253,644)	(63.7)
WH Smith PLC	(11,865)	(167,781)	(42.1)
Yellow Cake PLC	(64,174)	(432,933)	(108.7)

		(5,877,793)

United States
ACI Worldwide, Inc.	(6,137)	(125,011)	(31.4)
ACV Auctions, Inc.	(2,884)	(38,444)	(9.7)
Adeia, Inc.	(4,147)	(34,959)	(8.8)
ADT, Inc.	(41,037)	(232,269)	(58.3)
ADTRAN Holdings, Inc.	(22,288)	(146,432)	(36.8)
Aehr Test Systems	(9,711)	(228,791)	(57.4)
AeroVironment, Inc.	(478)	(54,807)	(13.8)
AerSale Corp.	(13,371)	(204,443)	(51.3)
Agiliti, Inc.	(5,367)	(30,216)	(7.6)
Alamo Group, Inc.	(188)	(30,136)	(7.6)
Altair Engineering, Inc., Class A	(897)	(55,722)	(14.0)
Alteryx, Inc., Class A	(1,971)	(63,092)	(15.8)
Altus Power, Inc., Class A	(58,049)	(308,240)	(77.4)
AMC Networks, Inc.	(5,681)	(67,036)	(16.8)
Amplitude, Inc., Class A	(2,387)	(23,774)	(6.0)
ANI Pharmaceuticals, Inc.	(787)	(48,589)	(12.2)
Anterix, Inc.	(3,852)	(117,447)	(29.5)
Apollo Commercial Real Estate Finance, Inc.	(22,112)	(220,235)	(55.3)
Appfolio, Inc., Class A	(1,369)	(256,783)	(64.5)
Appian Corp., Class A	(2,077)	(81,958)	(20.6)
Applied Digital Corp.	(76,075)	(371,246)	(93.2)
Applied Optoelectronics, Inc.	(2,288)	(17,000)	(4.3)
Archer Aviation, Inc.	(4,809)	(22,843)	(5.7)
Ares Commercial Real Estate Corp.	(3,560)	(32,645)	(8.2)
Arhaus, Inc., Class A	(19,780)	(170,504)	(42.8)
Arko Corp.	(2,525)	(19,064)	(4.8)
ARMOUR Residential REIT, Inc.	(28,526)	(415,624)	(104.4)
Array Technologies, Inc.	(3,340)	(57,882)	(14.5)
Artesian Resources Corp., Class A	(1,708)	(67,124)	(16.9)
Astronics Corp.	(3,012)	(46,174)	(11.6)
Atlantic Union Bankshares Corp.	(8,297)	(239,037)	(60.0)
Atlas Energy Solutions, Inc.	(4,820)	(87,772)	(22.0)
Atrion Corp.	(45)	(15,389)	(3.9)
Avanos Medical, Inc.	(631)	(11,585)	(2.9)
AvePoint, Inc.	(28,292)	(211,907)	(53.2)
Aviat Networks, Inc.	(2,628)	(70,168)	(17.6)
Avid Technology, Inc.	(12,853)	(347,288)	(87.2)
Avient Corp.	(659)	(20,838)	(5.2)

Security	Shares	Value	% of Basket Value

United States (continued)
Axsome Therapeutics, Inc.	(3,350)	$(208,638)	(52.4)%
Azenta, Inc.	(506)	(22,998)	(5.8)
B Riley Financial Inc.	(4,996)	(180,905)	(45.4)
Balchem Corp.	(607)	(70,558)	(17.7)
BancFirst Corp.	(2,079)	(168,628)	(42.3)
Bank First Corp.	(12,542)	(990,442)	(248.7)
Bank of Hawaii Corp.	(16,166)	(798,439)	(200.5)
Barnes Group, Inc.	(16,666)	(346,486)	(87.0)
Belden, Inc.	(2,195)	(155,625)	(39.1)
BGC Group, Inc.	(72,954)	(428,240)	(107.5)
BioLife Solutions, Inc.	(2,240)	(22,624)	(5.7)
Bloom Energy Corp., Class A	(1,909)	(19,854)	(5.0)
Bloomin’ Brands, Inc.	(2,888)	(67,406)	(16.9)
BOK Financial Corp.	(3,379)	(221,392)	(55.6)
Boot Barn Holdings, Inc.	(7,467)	(518,956)	(130.3)
Boston Omaha Corp., Class A	(17,364)	(247,090)	(62.0)
BrightSpire Capital, Inc., Class A	(9,062)	(51,291)	(12.9)
Brinker International, Inc.	(642)	(21,777)	(5.5)
Brink’s Co.	(1,974)	(131,982)	(33.1)
Broadstone Net Lease, Inc.	(11,324)	(160,235)	(40.2)
Brookfield Realty Capital Corp.	(13,604)	(39,452)	(9.9)
BRP Group, Inc., Class A	(22,164)	(463,892)	(116.5)
Burford Capital Ltd.	(16,625)	(206,815)	(51.9)
Business First Bancshares, Inc.	(934)	(18,250)	(4.6)
Cadre Holdings, Inc.	(6,399)	(179,492)	(45.1)
Caleres, Inc.	(9,325)	(238,533)	(59.9)
California Water Service Group	(9,495)	(462,217)	(116.1)
Calix, Inc.	(1,568)	(51,932)	(13.0)
Cambridge Bancorp	(5,802)	(311,625)	(78.2)
Camping World Holdings, Inc., Class A	(8,273)	(138,573)	(34.8)
Cardlytics, Inc.	(11,891)	(147,329)	(37.0)
Carpenter Technology Corp.	(2,696)	(169,093)	(42.5)
Carriage Services, Inc., Class A	(3,974)	(85,838)	(21.6)
Carter’s, Inc.	(2,519)	(169,176)	(42.5)
Cass Information Systems, Inc.	(3,223)	(121,862)	(30.6)
Cathay General Bancorp	(4,179)	(141,710)	(35.6)
CBIZ, Inc.	(7,439)	(386,530)	(97.1)
CCC Intelligent Solutions Holdings, Inc.	(12,905)	(138,987)	(34.9)
Centrus Energy Corp., Class A	(596)	(31,630)	(7.9)
Certara, Inc.	(10,738)	(130,896)	(32.9)
Chico’s FAS, Inc.	(61,672)	(461,307)	(115.8)
Claros Mortgage Trust, Inc.	(3,619)	(37,746)	(9.5)
Cleanspark, Inc.	(22,508)	(92,283)	(23.2)
Clearfield, Inc.	(19,995)	(480,280)	(120.6)
Clearwater Analytics Holdings, Inc., Class A	(1,342)	(24,263)	(6.1)
Clearway Energy, Inc., Class C	(1,132)	(24,576)	(6.2)
CNB Financial Corp.	(862)	(15,671)	(3.9)
CNX Resources Corp.	(7,168)	(155,689)	(39.1)
Coastal Financial Corp.	(4,854)	(180,423)	(45.3)
Collegium Pharmaceutical, Inc.	(8,409)	(182,980)	(45.9)
Columbia Financial, Inc.	(5,495)	(88,469)	(22.2)
Columbus McKinnon Corp.	(2,297)	(70,219)	(17.6)
Compass Minerals International, Inc.	(3,200)	(78,848)	(19.8)
Conduent, Inc.	(18,514)	(59,060)	(14.8)
CONMED Corp.	(7,028)	(684,949)	(172.0)
Consensus Cloud Solutions, Inc.	(12,621)	(272,487)	(68.4)
CoreCivic, Inc.	(16,370)	(207,899)	(52.2)
Covenant Logistics Group, Inc., Class A	(3,410)	(134,644)	(33.8)
Crescent Energy Co., Class A	(82,839)	(1,008,979)	(253.4)
Cricut, Inc.	(10,777)	(91,928)	(23.1)
CTS Corp.	(8,166)	(305,490)	(76.7)

70	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Cymabay Therapeutics, Inc.	(5,815)	$(95,250)	(23.9)%
Cytek Biosciences, Inc.	(8,199)	(34,518)	(8.7)
Dave & Buster’s Entertainment, Inc.	(3,250)	(113,555)	(28.5)
Definitive Healthcare Corp., Class A	(14,587)	(84,021)	(21.1)
Denny’s Corp.	(7,099)	(61,193)	(15.4)
Designer Brands, Inc.	(38,421)	(388,436)	(97.5)
DHT Holdings, Inc.	(2,439)	(27,122)	(6.8)
DiamondRock Hospitality Co.	(79,785)	(616,738)	(154.9)
Digimarc Corp.	(3,251)	(84,331)	(21.2)
Digitalbridge Group, Inc.	(10,777)	(170,815)	(42.9)
Digitalocean Holdings, Inc.	(14,188)	(290,286)	(72.9)
Dine Brands Global, Inc.	(11,129)	(548,548)	(137.7)
Distribution Solutions Group, Inc.	(3,135)	(94,520)	(23.7)
DocGo, Inc.	(3,002)	(17,832)	(4.5)
Dorman Products, Inc.	(4,699)	(292,184)	(73.4)
Douglas Emmett, Inc.	(4,505)	(50,501)	(12.7)
Dream Finders Homes, Inc.	(7,620)	(150,038)	(37.7)
Ducommun, Inc.	(10,927)	(522,748)	(131.3)
Easterly Government Properties, Inc., Class A	(29,564)	(318,109)	(79.9)
Eastern Bankshares, Inc.	(1,128)	(12,419)	(3.1)
Eastman Kodak Co.	(34,597)	(128,701)	(32.3)
Ecovyst, Inc.	(14,932)	(137,374)	(34.5)
Edgewell Personal Care Co.	(3,805)	(132,794)	(33.3)
Embecta Corp.	(11,113)	(168,029)	(42.2)
Encore Capital Group, Inc.	(5,425)	(204,414)	(51.3)
Energizer Holdings, Inc.	(5,630)	(177,795)	(44.6)
Enfusion, Inc., Class A	(42,549)	(353,157)	(88.7)
Enhabit, Inc.	(4,583)	(33,777)	(8.5)
Enliven Therapeutics, Inc.	(28,086)	(347,986)	(87.4)
Enovix Corp.	(182,970)	(1,630,263)	(409.4)
Enstar Group Ltd.	(2,312)	(547,875)	(137.6)
EPR Properties	(3,877)	(165,548)	(41.6)
Equity Commonwealth	(5,643)	(106,878)	(26.8)
Essential Properties Realty Trust, Inc.	(23,030)	(505,508)	(126.9)
European Wax Center, Inc., Class A	(37,908)	(559,901)	(140.6)
Evolus, Inc.	(2,013)	(15,299)	(3.8)
Excelerate Energy, Inc.	(9,336)	(132,758)	(33.3)
F&G Annuities & Life, Inc.	(5,778)	(177,327)	(44.5)
Farmers National Banc Corp.	(19,592)	(221,194)	(55.5)
Farmland Partners, Inc.	(50,477)	(525,970)	(132.1)
Fastly, Inc.	(2,224)	(32,626)	(8.2)
First Advantage Corp.	(10,071)	(131,024)	(32.9)
First Bancorp/Southern Pines NC	(437)	(12,682)	(3.2)
First Bancshares, Inc.	(6,011)	(145,586)	(36.6)
First Commonwealth Financial Corp.	(3,527)	(42,959)	(10.8)
First Community Bankshares, Inc.	(4,235)	(138,273)	(34.7)
First Hawaiian, Inc.	(1,399)	(25,084)	(6.3)
First Merchants Corp.	(3,733)	(101,948)	(25.6)
First Watch Restaurant Group, Inc.	(4,672)	(78,069)	(19.6)
FormFactor, Inc.	(1,907)	(64,609)	(16.2)
Fortrea Holdings, Inc.	(1,723)	(48,933)	(12.3)
Franklin BSP Realty Trust, Inc.	(12,636)	(159,340)	(40.0)
Freshpet, Inc.	(2,261)	(129,781)	(32.6)
Frontier Group Holdings, Inc.	(3,559)	(12,065)	(3.0)
FTAI Aviation Ltd.	(2,560)	(96,282)	(24.2)
FutureFuel Corp.	(14,128)	(92,538)	(23.2)
GCM Grosvenor, Inc., Class A	(2,371)	(19,087)	(4.8)
GEO Group, Inc.	(9,332)	(81,562)	(20.5)
German American Bancorp, Inc.	(2,211)	(60,427)	(15.2)
Glacier Bancorp, Inc.	(2,939)	(88,728)	(22.3)
Gladstone Land Corp.	(8,854)	(120,946)	(30.4)

Security	Shares	Value	% of Basket Value

United States (continued)
Global Medical REIT, Inc.	(10,547)	$(91,337)	(22.9)%
Gogo, Inc.	(5,088)	(53,424)	(13.4)
Goosehead Insurance, Inc.	(1,729)	(112,160)	(28.2)
GrafTech International Ltd.	(15,064)	(51,971)	(13.0)
Graham Holdings Co.	(178)	(103,012)	(25.9)
Great Southern Bancorp, Inc.	(4,957)	(246,462)	(61.9)
Green Brick Partners, Inc.	(2,496)	(96,595)	(24.3)
Grid Dynamics Holdings, Inc.	(19,678)	(199,535)	(50.1)
Hallador Energy Co.	(50,615)	(707,598)	(177.7)
Hamilton Lane, Inc., Class A	(3,008)	(253,033)	(63.5)
Hanesbrands, Inc.	(4,290)	(17,975)	(4.5)
Hawkins, Inc.	(1,819)	(104,465)	(26.2)
Haynes International, Inc.	(1,599)	(68,797)	(17.3)
Helios Technologies, Inc.	(3,503)	(181,175)	(45.5)
Herbalife Ltd.	(1,527)	(21,760)	(5.5)
HighPeak Energy, Inc.	(7,580)	(134,242)	(33.7)
Highwoods Properties, Inc.	(1,176)	(21,039)	(5.3)
Hillman Solutions Corp.	(50,935)	(334,134)	(83.9)
Hilltop Holdings, Inc.	(6,464)	(178,536)	(44.8)
HireRight Holdings Corp.	(2,884)	(26,562)	(6.7)
Home BancShares, Inc.	(19,777)	(404,440)	(101.6)
Ichor Holdings Ltd.	(2,020)	(49,005)	(12.3)
IMAX Corp.	(4,519)	(82,291)	(20.7)
Informatica, Inc., Class A	(8,359)	(160,326)	(40.3)
Innospec, Inc.	(4,021)	(394,058)	(98.9)
Inspired Entertainment, Inc.	(2,607)	(26,018)	(6.5)
International Bancshares Corp.	(12,203)	(534,857)	(134.3)
Intrepid Potash, Inc.	(2,386)	(47,458)	(11.9)
InvenTrust Properties Corp.	(19,664)	(493,566)	(123.9)
Invesco Mortgage Capital, Inc.	(23,218)	(158,579)	(39.8)
IonQ, Inc.	(43,089)	(415,378)	(104.3)
iRhythm Technologies, Inc.	(2,807)	(220,406)	(55.3)
Ivanhoe Electric, Inc.	(74,823)	(766,187)	(192.4)
Jack in the Box, Inc.	(6,116)	(386,409)	(97.0)
Jackson Financial, Inc.	(4,152)	(152,420)	(38.3)
JBG SMITH Properties	(8,069)	(103,848)	(26.1)
John Bean Technologies Corp.	(2,374)	(246,943)	(62.0)
John Wiley & Sons, Inc.	(4,363)	(132,068)	(33.2)
Kadant, Inc.	(3,182)	(700,040)	(175.8)
Kinetik Holdings, Inc., Class A	(116,149)	(4,116,321)	(1,033.6)
Kratos Defense & Security Solutions, Inc.	(2,114)	(36,044)	(9.1)
Kura Sushi USA, Inc., Class A	(1,774)	(101,366)	(25.5)
Lakeland Financial Corp.	(2,399)	(118,151)	(29.7)
LCI Industries	(2,262)	(245,404)	(61.6)
Lemonade, Inc.	(8,902)	(97,388)	(24.5)
Leonardo DRS, Inc.	(442)	(8,429)	(2.1)
Leslie’s, Inc.	(25,333)	(125,145)	(31.4)
Liberty Energy, Inc., Class A	(3,522)	(69,383)	(17.4)
Liberty Media Corp.-Liberty Live	(2,654)	(84,583)	(21.2)
Life Time Group Holdings, Inc.	(8,175)	(96,628)	(24.3)
Lightwave Logic, Inc.	(70,478)	(319,265)	(80.2)
Lindblad Expeditions Holdings, Inc.	(12,741)	(79,249)	(19.9)
Littelfuse, Inc.	(170)	(36,834)	(9.2)
LTC Properties, Inc.	(12,372)	(391,079)	(98.2)
Luminar Technologies, Inc., Class A	(92,128)	(292,046)	(73.3)
Macerich Co.	(10,108)	(98,250)	(24.7)
Madison Square Garden Entertainment Corp., Class A	(1,645)	(50,140)	(12.6)
Marathon Digital Holdings, Inc.	(175,097)	(1,542,605)	(387.4)
Maravai LifeSciences Holdings, Inc., Class A	(11,088)	(76,064)	(19.1)
Marten Transport Ltd.	(9,957)	(175,044)	(44.0)
MasterCraft Boat Holdings, Inc.	(4,463)	(91,224)	(22.9)

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
MaxCyte, Inc.	(13,331)	$(39,460)	(9.9)%
MBIA, Inc.	(22,896)	(157,524)	(39.6)
MediaAlpha, Inc., Class A	(2,870)	(29,504)	(7.4)
Medifast, Inc.	(2,357)	(163,010)	(40.9)
MeridianLink, Inc.	(13,820)	(226,924)	(57.0)
Mesa Laboratories, Inc.	(1,332)	(124,982)	(31.4)
Metropolitan Bank Holding Corp.	(8,464)	(274,318)	(68.9)
MFA Financial, Inc.	(4,285)	(38,094)	(9.6)
MGE Energy, Inc.	(2,239)	(160,380)	(40.3)
Middlesex Water Co.	(869)	(55,208)	(13.9)
Mirion Technologies, Inc., Class A	(17,019)	(117,942)	(29.6)
Mission Produce, Inc.	(2,561)	(24,099)	(6.1)
Modine Manufacturing Co.	(10,264)	(405,428)	(101.8)
ModivCare, Inc.	(1,925)	(81,312)	(20.4)
Montauk Renewables, Inc.	(15,249)	(153,405)	(38.5)
Movado Group, Inc.	(13,914)	(387,644)	(97.3)
Mueller Water Products, Inc., Class A	(16,761)	(207,334)	(52.1)
National Bank Holdings Corp.	(11,993)	(373,942)	(93.9)
National Cinemedia, Inc.	(70,917)	(277,285)	(69.6)
National Health Investors, Inc.	(1,273)	(63,701)	(16.0)
National Presto Industries, Inc.	(1,583)	(118,329)	(29.7)
National Western Life Group, Inc.	(785)	(375,936)	(94.4)
NBT Bancorp, Inc.	(13,505)	(452,012)	(113.5)
nCino, Inc.	(4,673)	(131,311)	(33.0)
NeoGenomics, Inc.	(24,407)	(342,186)	(85.9)
NETSTREIT Corp.	(31,435)	(447,949)	(112.5)
New York Mortgage Trust, Inc.	(12,896)	(100,460)	(25.2)
Newmark Group, Inc.	(8,997)	(51,013)	(12.8)
NewMarket Corp.	(167)	(80,519)	(20.2)
NewtekOne, Inc.	(1,249)	(17,324)	(4.3)
Nicolet Bankshares, Inc.	(2,625)	(191,152)	(48.0)
nLight, Inc.	(4,403)	(36,677)	(9.2)
Northfield Bancorp, Inc.	(1,125)	(9,675)	(2.4)
Northwest Bancshares, Inc.	(6,971)	(72,638)	(18.2)
NorthWestern Corp.	(18,052)	(866,676)	(217.6)
NuScale Power Corp.	(74,755)	(252,672)	(63.4)
NVE Corp.	(175)	(11,900)	(3.0)
OmniAb, Inc.	(3,474)	(15,807)	(4.0)
One Liberty Properties, Inc.	(3,090)	(56,856)	(14.3)
OneSpan, Inc.	(4,021)	(31,766)	(8.0)
OneWater Marine, Inc., Class A	(18,252)	(413,043)	(103.7)
Origin Bancorp, Inc.	(13,743)	(406,655)	(102.1)
OrthoPediatrics Corp.	(8,040)	(196,658)	(49.4)
Papa John’s International, Inc.	(9,877)	(642,202)	(161.3)
PAR Technology Corp.	(1,121)	(32,722)	(8.2)
Paragon 28, Inc.	(1,293)	(11,159)	(2.8)
Paramount Group, Inc.	(26,986)	(115,500)	(29.0)
Park National Corp.	(3,255)	(330,024)	(82.9)
Patrick Industries, Inc.	(1,714)	(128,807)	(32.3)
Paycor HCM, Inc.	(13,613)	(293,769)	(73.8)
Peapack-Gladstone Financial Corp.	(3,020)	(70,577)	(17.7)
PennyMac Mortgage Investment Trust	(30,037)	(379,968)	(95.4)
Peoples Bancorp, Inc.	(5,424)	(149,594)	(37.6)
PGT Innovations, Inc.	(4,769)	(142,784)	(35.9)
Phillips Edison & Co., Inc.	(1,273)	(44,950)	(11.3)
Phinia, Inc.	(1,071)	(27,717)	(7.0)
Piedmont Lithium, Inc.	(18,756)	(515,227)	(129.4)
Piedmont Office Realty Trust, Inc.	(1,255)	(6,539)	(1.6)
Pitney Bowes, Inc.	(31,090)	(100,421)	(25.2)
Plymouth Industrial REIT, Inc.	(18,366)	(366,218)	(92.0)
PolyPeptide Group AG	(10,823)	(205,550)	(51.6)
Portillo’s, Inc., Class A	(22,346)	(334,073)	(83.9)

Security	Shares	Value	% of Basket Value

United States (continued)
PotlatchDeltic Corp.	(11,520)	$(493,632)	(124.0)%
Powell Industries, Inc.	(1,798)	(137,817)	(34.6)
PowerSchool Holdings, Inc., Class A	(11,755)	(234,160)	(58.8)
Premier, Inc., Class A	(8,919)	(171,423)	(43.0)
ProAssurance Corp.	(8,103)	(137,751)	(34.6)
PROCEPT BioRobotics Corp.	(9,422)	(252,415)	(63.4)
PubMatic, Inc.	(1,452)	(16,364)	(4.1)
PureCycle Technologies, Inc.	(11,474)	(51,059)	(12.8)
QIAGEN NV	(9,720)	(363,820)	(91.4)
Quanterix Corp.	(632)	(13,727)	(3.4)
RCI Hospitality Holdings, Inc.	(4,385)	(239,026)	(60.0)
Ready Capital Corp.	(162,916)	(1,536,298)	(385.8)
Red Rock Resorts, Inc.	(4,514)	(178,529)	(44.8)
Redwood Trust, Inc.	(16,246)	(102,025)	(25.6)
Reliance Worldwide Corp. Ltd.	(193,839)	(432,059)	(108.5)
Resideo Technologies, Inc.	(3,265)	(47,277)	(11.9)
Retail Opportunity Investments Corp.	(19,779)	(232,205)	(58.3)
Rocket Lab USA, Inc.	(45,626)	(192,998)	(48.5)
RXO, Inc.	(2,667)	(46,699)	(11.7)
S&T Bancorp, Inc.	(7,542)	(194,282)	(48.8)
Sabra Health Care REIT, Inc.	(39,072)	(532,942)	(133.8)
Sabre Corp.	(10,574)	(37,009)	(9.3)
Schneider National, Inc.	(1,695)	(42,934)	(10.8)
Seaboard Corp.	(15)	(52,604)	(13.2)
Select Water Solutions, Inc.	(11,803)	(87,814)	(22.0)
Sensient Technologies Corp.	(16,754)	(945,261)	(237.4)
Shenandoah Telecommunications Co.	(2,460)	(58,204)	(14.6)
Shoals Technologies Group, Inc., Class A	(15,108)	(232,059)	(58.3)
Silgan Holdings, Inc.	(15,415)	(617,525)	(155.1)
Simply Good Foods Co.	(9,345)	(348,475)	(87.5)
SITE Centers Corp.	(39,647)	(462,284)	(116.1)
SiTime Corp.	(730)	(72,854)	(18.3)
Sitio Royalties Corp.	(6,654)	(164,487)	(41.3)
Six Flags Entertainment Corp.	(38,612)	(768,379)	(192.9)
Sl Green Realty Corp.	(14,854)	(435,074)	(109.2)
Sleep Number Corp.	(3,437)	(55,920)	(14.0)
Solo Brands, Inc., Class A	(5,410)	(20,828)	(5.2)
Sotera Health Co.	(14,039)	(177,734)	(44.6)
Spectrum Brands Holdings, Inc.	(1,859)	(140,020)	(35.2)
Spirit AeroSystems Holdings, Inc., Class A	(17,275)	(390,415)	(98.0)
Stellar Bancorp, Inc.	(4,997)	(108,635)	(27.3)
Stem, Inc.	(48,497)	(163,920)	(41.2)
Stepan Co.	(760)	(56,848)	(14.3)
StepStone Group, Inc., Class A	(12,575)	(355,872)	(89.4)
Sterling Check Corp.	(3,429)	(38,336)	(9.6)
Steven Madden Ltd.	(20,885)	(684,819)	(172.0)
Sun Country Airlines Holdings, Inc.	(12,285)	(159,951)	(40.2)
SunCoke Energy, Inc.	(16,835)	(160,101)	(40.2)
SunPower Corp.	(368,763)	(1,574,618)	(395.4)
Sunrun, Inc.	(14,734)	(142,183)	(35.7)
Sweetgreen, Inc.	(2,820)	(29,131)	(7.3)
Sylvamo Corp.	(3,978)	(176,225)	(44.3)
Target Hospitality Corp.	(21,641)	(297,131)	(74.6)
Tarsus Pharmaceuticals, Inc.	(7,389)	(105,219)	(26.4)
Terns Pharmaceuticals, Inc.	(28,480)	(149,805)	(37.6)
Texas Capital Bancshares, Inc.	(351)	(19,326)	(4.9)
TFS Financial Corp.	(10,794)	(128,017)	(32.1)
Tidewater, Inc.	(8,381)	(572,841)	(143.8)
TimkenSteel Corp.	(1,848)	(37,570)	(9.4)
Towne Bank	(4,590)	(109,885)	(27.6)
TPG, Inc.	(17,114)	(473,031)	(118.8)
Transcat, Inc.	(1,052)	(94,701)	(23.8)

72	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
TreeHouse Foods, Inc.	(2,354)	$(98,138)	(24.6)%
TriMas Corp.	(9,025)	(218,495)	(54.9)
TripAdvisor, Inc.	(5,064)	(74,745)	(18.8)
Triumph Financial, Inc.	(3,266)	(203,308)	(51.1)
Triumph Group, Inc.	(69,578)	(519,052)	(130.3)
Tronox Holdings PLC	(10,331)	(110,438)	(27.7)
TrueBlue, Inc.	(10,496)	(116,191)	(29.2)
Trupanion, Inc.	(27,999)	(576,779)	(144.8)
Ubiquiti, Inc.	(484)	(58,782)	(14.8)
Udemy, Inc.	(4,154)	(37,095)	(9.3)
UFP Technologies, Inc.	(1,867)	(291,103)	(73.1)
Ultra Clean Holdings, Inc.	(4,467)	(106,583)	(26.8)
UMB Financial Corp.	(1,593)	(99,913)	(25.1)
UniFirst Corp.	(441)	(72,514)	(18.2)
United Community Banks, Inc.	(4,749)	(104,905)	(26.3)
United Natural Foods, Inc.	(32,114)	(468,222)	(117.6)
Uniti Group, Inc.	(104,521)	(480,797)	(120.7)
Unitil Corp.	(391)	(17,857)	(4.5)
Universal Corp.	(8,499)	(382,455)	(96.0)
Uranium Energy Corp.	(26,832)	(159,650)	(40.1)
Urban Edge Properties	(7,120)	(112,923)	(28.4)
Utz Brands, Inc.	(1,762)	(21,479)	(5.4)
Ventyx Biosciences, Inc.	(13,171)	(189,926)	(47.7)
Veris Residential, Inc.	(1,253)	(16,778)	(4.2)
Vertex Energy, Inc.	(62,885)	(271,034)	(68.1)
Victoria’s Secret & Co.	(20,570)	(367,792)	(92.4)
Virtus Investment Partners, Inc.	(228)	(42,004)	(10.5)
Vishay Intertechnology, Inc.	(3,998)	(88,915)	(22.3)
Vista Outdoor, Inc.	(6,264)	(157,352)	(39.5)
Vita Coco Co., Inc.	(768)	(20,813)	(5.2)
VSE Corp.	(2,710)	(145,798)	(36.6)
WaFd, Inc.	(11,589)	(286,016)	(71.8)
Warby Parker, Inc.	(5,934)	(77,023)	(19.3)
Werner Enterprises, Inc.	(1,270)	(46,126)	(11.6)
Westrock Coffee Co.	(97,410)	(802,658)	(201.6)
White Mountains Insurance Group Ltd.	(284)	(406,333)	(102.0)
Whitestone Reit	(6,068)	(60,377)	(15.2)
Xenia Hotels & Resorts, Inc.	(2,311)	(26,877)	(6.7)
XPEL, Inc.	(4,097)	(189,691)	(47.6)
York Water Co.	(6,451)	(232,688)	(58.4)

		(82,427,763)

Investment Companies

United Kingdom
Digital 9 Infrastructure PLC	(947,234)	(538,301)	(135.2)

Security	Shares	Value	% of Basket Value

Preferred Stocks

Germany
Jungheinrich AG	(2,249)	$(60,257)	(15.1)%

Total Reference Entity — Short		(177,572,659)

Net Value of Reference Entity — BNP Paribas SA		$398,239

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date 08/19/26:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Abacus Group	44,393	$27,034	(1.7)%
Accent Group Ltd.	75,287	89,923	(5.5)
Adbri Ltd.	27,912	35,065	(2.2)
Alumina Ltd.	522,972	260,030	(15.9)
AMP Ltd.	53,822	35,861	(2.2)
Arena REIT	70,380	142,380	(8.7)
AUB Group Ltd.	17,828	305,979	(18.8)
Aussie Broadband Ltd.	27,222	67,818	(4.2)
Austal Ltd.	50,215	54,286	(3.3)
Bega Cheese Ltd.	254,862	451,553	(27.7)
Boral Ltd.	176,184	505,081	(31.0)
Challenger Ltd.	169,991	634,066	(38.9)
Charter Hall Long Wale REIT	131,965	253,523	(15.5)
Charter Hall Retail REIT	342,672	665,858	(40.8)
Charter Hall Social Infrastructure REIT	67,042	101,590	(6.2)
Credit Corp. Group Ltd.	26,101	201,371	(12.3)
CSR Ltd.	370,664	1,324,453	(81.1)
Data#3 Ltd.	101,617	438,129	(26.8)
Downer EDI Ltd.	304,078	731,379	(44.8)
GrainCorp Ltd.	85,119	376,020	(23.0)
Growthpoint Properties Australia Ltd.	194,618	244,342	(15.0)
Johns Lyng Group Ltd.	56,315	219,236	(13.4)
Jumbo Interactive Ltd.	32,341	285,232	(17.5)
McMillan Shakespeare Ltd.	1,803	19,215	(1.2)
Monadelphous Group Ltd.	40,069	358,961	(22.0)
Nanosonics Ltd.	137,323	327,732	(20.1)
National Storage REIT	207,847	265,001	(16.2)
Netwealth Group Ltd.	22,896	186,033	(11.4)
NRW Holdings Ltd.	7,040	11,245	(0.7)
oOh!media Ltd.	272,793	226,330	(13.9)
Perenti Ltd.	640,663	433,173	(26.5)
Perseus Mining Ltd.	468,970	501,075	(30.7)
Pinnacle Investment Management Group Ltd.	42,297	209,630	(12.8)

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Australia (continued)
Premier Investments Ltd.	14,677	$212,821	(13.0)%
Pro Medicus Ltd.	2,029	96,647	(5.9)
Ramelius Resources Ltd.	258,307	268,283	(16.4)
Region RE Ltd.	91,861	114,862	(7.0)
Regis Resources Ltd., Registered Shares	466,952	505,259	(31.0)
Ridley Corp. Ltd.	70,353	98,854	(6.1)
Silver Lake Resources Ltd.	522,112	343,421	(21.0)
SiteMinder Ltd.	20,416	52,931	(3.2)
Star Entertainment Grp Ltd.	676,252	228,428	(14.0)
Steadfast Group Ltd.	82,515	283,748	(17.4)
Technology One Ltd.	105,282	975,583	(59.8)
Ventia Services Group Pty Ltd.	542,943	948,781	(58.1)
Viva Energy Group Ltd.	165,669	298,386	(18.3)
Waypoint REIT Ltd.	322,485	435,528	(26.7)

		14,852,136

Austria
ams-OSRAM AG	129,099	465,249	(28.5)
ANDRITZ AG	19,204	882,521	(54.1)
AT&S Austria Technologie & Systemtechnik AG	553	13,856	(0.8)
IMMOFINANZ AG	14,849	298,404	(18.3)
Kontron AG	31,257	628,968	(38.5)
Raiffeisen Bank International AG	41,705	603,142	(37.0)
Telekom Austria AG, Class A	24,369	169,866	(10.4)
UNIQA Insurance Group AG	75,378	607,541	(37.2)
Vienna Insurance Group AG Wiener Versicherung Gruppe	13,913	372,517	(22.8)
Wienerberger AG	7,896	191,091	(11.7)

		4,233,155

Belgium
Barco NV	29,795	456,505	(28.0)
Etablissements Franz Colruyt NV	7,131	294,568	(18.0)
Melexis NV	9,585	704,090	(43.1)
Montea NV	3,248	229,151	(14.0)
Proximus SADP	61,998	514,099	(31.5)
Shurgard Self Storage Ltd.	3,771	141,147	(8.7)

		2,339,560

Canada
AbCellera Biologics, Inc.	55,763	229,186	(14.0)
Advantage Energy Ltd.	20,870	154,234	(9.4)
Aecon Group, Inc.	73,750	553,002	(33.9)
Ag Growth International, Inc.	3,681	131,700	(8.1)
Artis REIT	88,341	399,650	(24.5)
Atco Ltd., Class I	36,156	944,087	(57.8)
Boralex, Inc.	17,480	331,165	(20.3)
Canada Goose Holdings, Inc.	94,517	1,070,429	(65.6)
Canfor Corp.	57,410	598,469	(36.7)
Cardinal Energy Ltd.	10,316	56,236	(3.4)
Cargojet, Inc.	3,841	223,310	(13.7)
Centerra Gold, Inc.	21,740	112,449	(6.9)
Crombie REIT	70,660	632,637	(38.8)
CT REIT	24,027	223,563	(13.7)
Doman Building Materials Group Ltd.	6,880	34,129	(2.1)
DREAM Unlimited Corp., Class A	16,622	206,945	(12.7)
Dundee Precious Metals, Inc.	52,438	349,739	(21.4)
Enghouse Systems Ltd.	5,067	121,147	(7.4)
First Capital REIT	66,548	637,779	(39.1)
First National Financial Corp.	6,965	177,111	(10.8)
Fortuna Silver Mines, Inc.	92,149	263,463	(16.1)
Freehold Royalties Ltd.	44,457	466,724	(28.6)

Security	Shares	Value	% of Basket Value

Canada (continued)
H&R REIT	105,948	$665,052	(40.7)%
Innergex Renewable Energy, Inc.	164,946	1,036,152	(63.5)
Interfor Corp.	34,513	432,574	(26.5)
Jamieson Wellness, Inc.	16,341	273,854	(16.8)
Kelt Exploration Ltd.	28,300	163,562	(10.0)
Laurentian Bank of Canada	4,022	74,607	(4.6)
Lundin Gold, Inc.	14,768	181,411	(11.1)
Major Drilling Group International, Inc.	22,975	124,089	(7.6)
Nexus Industrial REIT	5,993	28,649	(1.8)
North American Construction Group Ltd.	11,105	233,008	(14.3)
Obsidian Energy Ltd.	34,295	292,393	(17.9)
Pason Systems, Inc.	56,974	556,563	(34.1)
Precision Drilling Corp.	4,434	262,044	(16.1)
Russel Metals, Inc.	31,191	790,108	(48.4)
Sandstorm Gold Ltd.	60,665	283,116	(17.3)
Seabridge Gold, Inc.	4,331	48,282	(3.0)
Secure Energy Services, Inc.	22,203	125,472	(7.7)
Silvercorp Metals, Inc.	111,091	251,404	(15.4)
Sleep Country Canada Holdings, Inc.	10,396	167,052	(10.2)
SmartCentres REIT	30,066	475,240	(29.1)
Stelco Holdings, Inc.	7,895	226,100	(13.9)
Topaz Energy Corp.	50,380	784,517	(48.1)
Torex Gold Resources, Inc.	13,857	136,248	(8.3)
Wajax Corp.	2,011	44,116	(2.7)

		15,572,767

Denmark
D/S Norden A/S	5,730	325,435	(20.0)
H Lundbeck A/S	55,142	287,858	(17.6)

		613,293

Egypt
Centamin PLC	823,968	829,904	(50.8)

Finland
Cargotec OYJ, Class B	8,217	323,719	(19.8)
Citycon OYJ	77,709	410,291	(25.2)
Kemira OYJ	29,374	474,723	(29.1)
Kojamo OYJ	23,121	197,162	(12.1)
Nokian Renkaat OYJ	64,437	486,383	(29.8)
Nordea Bank Abp	12,302	129,408	(7.9)
Outokumpu OYJ	25,584	105,527	(6.5)
Uponor OYJ	3,904	118,070	(7.2)

		2,245,283

France
ALD SA	14,182	95,490	(5.9)
Beneteau SACA	4,371	52,642	(3.2)
CGG SA	892,588	630,454	(38.6)
Cie Plastic Omnium SE	33,378	374,406	(22.9)
Clariane SE	7,457	28,108	(1.7)
Coface SA	2,908	35,008	(2.2)
Etablissements Maurel et Prom SA	31,688	188,328	(11.6)
Guerbet	1	18	(0.0)
ICADE	34,238	1,116,841	(68.4)
JCDecaux SE	10,243	159,940	(9.8)
Nexity SA	14,161	197,499	(12.1)
Rubis SCA	68,124	1,480,450	(90.7)
Television Francaise 1 SA	118,090	830,625	(50.9)

		5,189,809

Germany
Atoss Software AG	3,118	657,543	(40.3)

74	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Germany (continued)
Aurubis AG	10,840	$892,088	(54.6)%
Auto1 Group SE	4,203	24,691	(1.5)
Bank of Georgia Group PLC	47,638	1,937,566	(118.7)
Bilfinger SE	15,536	569,210	(34.9)
CompuGroup Medical SE & Co. KgaA	5,151	188,514	(11.5)
Deutsche Pfandbriefbank AG	12,230	82,002	(5.0)
Deutsche Wohnen SE	17,171	369,694	(22.6)
Deutz AG	123,067	497,836	(30.5)
Duerr AG	15,795	324,289	(19.9)
DWS Group GmbH & Co. KGaA	3,511	102,858	(6.3)
Elmos Semiconductor SE	2,034	133,224	(8.2)
Freenet AG	3,342	84,844	(5.2)
Grand City Properties SA	25,848	230,714	(14.1)
Hella GmbH & Co. KGaA	187	14,215	(0.9)
Hypoport SE	1,728	211,518	(13.0)
Krones AG	7,382	718,777	(44.0)
METRO AG	10,220	64,834	(4.0)
SAF-Holland SE	30,944	413,089	(25.3)
Salzgitter AG	16,246	405,666	(24.8)
Sirius Real Estate Ltd.	189,796	185,412	(11.4)
Suedzucker AG	16,418	248,263	(15.2)
SUESS MicroTec SE	944	16,310	(1.0)
TAG Immobilien AG	9,858	107,602	(6.6)
TBC Bank Group PLC	35,156	1,151,831	(70.6)
TUI AG	65,916	332,025	(20.3)
Uniper SE	2,445	12,568	(0.8)
United Internet AG	36,851	764,949	(46.9)
Vitesco Technologies Group AG	9,606	938,152	(57.5)

		11,680,284

Hong Kong
Fortune REIT	153,000	85,691	(5.3)
HK Electric Investments & HK Electric Investments Ltd.	92,000	51,086	(3.1)

		136,777

Ireland
Cimpress PLC	8,105	483,625	(29.6)
Greencore Group PLC	127,037	139,550	(8.6)

		623,175

Israel
Alony Hetz Properties & Investments Ltd.	24,219	118,969	(7.3)
Delek Group Ltd.	5,676	624,670	(38.3)
Kornit Digital Ltd.	12,269	169,312	(10.4)
Plus500 Ltd.	2,807	48,367	(2.9)
Zim Integrated Shipping Services Ltd.	26,014	201,348	(12.3)

		1,162,666

Italy
Banca IFIS SpA	11,638	198,667	(12.2)
Banca Popolare di Sondrio SpA	84,073	457,890	(28.1)
Brunello Cucinelli SpA	21,950	1,762,695	(108.0)
Buzzi SpA	19,514	515,741	(31.6)
Credito Emiliano SpA	7,521	60,873	(3.7)
Danieli & C Officine Meccaniche SpA	1,462	29,485	(1.8)
De’ Longhi SpA	4,802	107,264	(6.6)
Enav SpA	4,153	13,816	(0.8)
Hera SpA	88,304	247,966	(15.2)
Iren SpA	176,630	353,345	(21.6)
Maire Tecnimont SpA	86,161	399,888	(24.5)
OVS SpA	96,576	170,717	(10.5)

Security	Shares	Value	% of Basket Value

Italy (continued)
Piaggio & C SpA	24,123	$64,735	(4.0)%
PRADA SpA	29,500	177,874	(10.9)
RAI Way SpA	16,397	81,319	(5.0)
Sesa SpA	7,774	783,859	(48.0)
Tinexta SpA	6,007	103,342	(6.3)
Unipol Gruppo SpA	74,149	400,979	(24.6)
Webuild SpA	285,482	513,242	(31.4)

		6,443,697

Japan
77 Bank Ltd.	26,300	593,696	(36.4)
Acom Co. Ltd.	183,800	437,414	(26.8)
Adastria Co. Ltd.	52,400	1,113,239	(68.2)
Aeon Delight Co. Ltd.	26,800	598,781	(36.7)
Ai Holdings Corp.	1,900	29,705	(1.8)
Aichi Steel Corp.	800	19,022	(1.2)
Ain Holdings, Inc.	13,500	386,703	(23.7)
Air Water, Inc.	4,600	58,773	(3.6)
Aisan Industry Co. Ltd.	27,300	219,112	(13.4)
Alfresa Holdings Corp.	66,000	1,056,913	(64.8)
Amano Corp.	2,300	47,636	(2.9)
Anicom Holdings, Inc.	78,300	287,711	(17.6)
Anritsu Corp.	87,400	658,524	(40.3)
Arcs Co. Ltd.	8,200	158,688	(9.7)
Asanuma Corp.	8,600	205,550	(12.6)
Avex, Inc.	30,700	284,103	(17.4)
AZ-COM MARUWA Holdings, Inc.	15,900	221,151	(13.5)
Benefit One, Inc.	33,600	243,799	(14.9)
Benesse Holdings, Inc.	71,300	854,493	(52.4)
Bic Camera, Inc.	268,100	2,056,640	(126.0)
BIPROGY, Inc.	1,000	25,183	(1.5)
BML, Inc.	6,900	132,311	(8.1)
Bunka Shutter Co. Ltd.	67,500	576,250	(35.3)
Canon Marketing Japan, Inc.	9,400	228,655	(14.0)
Cellebrite Di Ltd.	28,377	189,558	(11.6)
Chudenko Corp.	2,700	44,519	(2.7)
Chugin Financial Group, Inc.	42,500	343,199	(21.0)
Chugoku Marine Paints Ltd.	33,800	309,817	(19.0)
Citizen Watch Co. Ltd.	131,400	776,349	(47.6)
Coca-Cola Bottlers Japan Holdings, Inc.	77,200	1,046,998	(64.1)
Colowide Co. Ltd.	12,700	199,828	(12.2)
Comture Corp.	11,200	151,850	(9.3)
Create Restaurants Holdings, Inc.	42,400	296,729	(18.2)
Create SD Holdings Co. Ltd.	25,000	543,149	(33.3)
Daicel Corp.	135,700	1,168,866	(71.6)
Daihen Corp.	9,200	293,783	(18.0)
Daiichikosho Co. Ltd.	18,700	280,154	(17.2)
Daio Paper Corp.	96,400	802,086	(49.1)
Daiseki Co. Ltd.	23,800	666,305	(40.8)
Daiwa Securities Living Investments Corp.	602	451,029	(27.6)
Denka Co. Ltd.	8,900	162,952	(10.0)
DIC Corp.	3,500	55,954	(3.4)
Digital Arts, Inc.	15,100	422,376	(25.9)
dip Corp.	15,400	309,536	(19.0)
Doutor Nichires Holdings Co. Ltd.	72,500	1,060,151	(64.9)
Dowa Holdings Co. Ltd.	5,700	176,619	(10.8)
DTS Corp.	3,200	66,622	(4.1)
eGuarantee, Inc.	37,600	440,533	(27.0)
Eiken Chemical Co. Ltd.	40,600	405,726	(24.9)
Eizo Corp.	16,200	527,006	(32.3)
Elecom Co. Ltd.	77,200	887,512	(54.4)

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Elematec Corp.	16,200	$186,973	(11.5)%
eRex Co. Ltd.	7,600	37,969	(2.3)
euglena Co. Ltd.	43,000	211,586	(13.0)
Exedy Corp.	1,200	20,362	(1.2)
FCC Co. Ltd.	86,900	1,045,077	(64.0)
Financial Partners Group Co. Ltd.	109,900	1,055,412	(64.7)
FP Corp.	8,500	165,663	(10.2)
Fuji Corp.	1,400	21,297	(1.3)
Fuji Oil Holdings, Inc.	14,600	234,786	(14.4)
Fujimi, Inc.	16,200	327,822	(20.1)
Fujitec Co. Ltd.	16,300	358,078	(21.9)
Fujitsu General Ltd.	22,100	398,363	(24.4)
Fukuoka REIT Corp.	520	567,286	(34.8)
FULLCAST Holdings Co. Ltd.	13,500	154,684	(9.5)
Funai Soken Holdings, Inc.	28,500	474,935	(29.1)
Furukawa Electric Co. Ltd.	78,600	1,193,718	(73.1)
Futaba Industrial Co. Ltd.	15,700	78,374	(4.8)
Fuyo General Lease Co. Ltd.	4,300	354,058	(21.7)
Giken Ltd.	15,100	181,612	(11.1)
Global One Real Estate Investment Corp.	327	251,388	(15.4)
Glory Ltd.	47,000	887,854	(54.4)
Gree, Inc.	34,200	129,512	(7.9)
H.U. Group Holdings, Inc.	4,800	81,729	(5.0)
H2O Retailing Corp.	57,300	622,195	(38.1)
Hanwa Co. Ltd.	13,200	403,190	(24.7)
Hazama Ando Corp.	14,600	114,490	(7.0)
Heiwa Real Estate Co. Ltd.	20,300	526,890	(32.3)
Heiwado Co. Ltd.	28,800	477,129	(29.2)
Hiday Hidaka Corp.	26,700	494,397	(30.3)
Hino Motors Ltd.	114,700	339,529	(20.8)
Hioki EE Corp.	4,100	180,821	(11.1)
Hogy Medical Co. Ltd.	10,500	231,152	(14.2)
Hokuriku Electric Power Co.	50,100	251,092	(15.4)
Ichigo Office REIT Investment Corp.	1,684	957,810	(58.7)
Ichigo, Inc.	222,400	493,287	(30.2)
Inaba Denki Sangyo Co. Ltd.	15,900	336,163	(20.6)
Infocom Corp.	8,600	145,275	(8.9)
Infomart Corp.	169,500	412,078	(25.2)
Information Services International-Dentsu Ltd.	6,500	223,239	(13.7)
INFRONEER Holdings, Inc.	1,800	19,174	(1.2)
Ishihara Sangyo Kaisha Ltd.	35,100	333,119	(20.4)
Itochu Enex Co. Ltd.	16,900	167,897	(10.3)
Itoham Yonekyu Holdings, Inc.	7,080	198,222	(12.1)
Itoki Corp.	4,300	41,625	(2.6)
JAC Recruitment Co. Ltd.	34,900	564,478	(34.6)
Jaccs Co. Ltd.	17,500	609,463	(37.3)
Japan Elevator Service Holdings Co. Ltd.	29,900	401,746	(24.6)
Japan Securities Finance Co. Ltd.	17,400	175,610	(10.8)
JCR Pharmaceuticals Co. Ltd.	23,300	180,820	(11.1)
JCU Corp.	15,800	349,039	(21.4)
JINS Holdings, Inc.	7,900	220,643	(13.5)
JTEKT Corp.	279,200	2,332,439	(142.9)
Kaga Electronics Co. Ltd.	4,700	190,717	(11.7)
Kaken Pharmaceutical Co. Ltd.	22,500	504,638	(30.9)
Kandenko Co. Ltd.	31,200	292,750	(17.9)
Kaneka Corp.	3,900	96,477	(5.9)
Kanematsu Corp.	52,700	721,588	(44.2)
Kato Sangyo Co. Ltd.	9,300	264,685	(16.2)
Kewpie Corp.	57,600	1,013,039	(62.1)
Kissei Pharmaceutical Co. Ltd.	8,800	188,532	(11.6)
Kitz Corp.	22,300	152,757	(9.4)
Kokuyo Co. Ltd.	12,400	194,817	(11.9)

Security	Shares	Value	% of Basket Value

Japan (continued)
Koshidaka Holdings Co. Ltd.	57,300	$413,110	(25.3)%
Kyoritsu Maintenance Co. Ltd.	22,200	860,316	(52.7)
Leopalace21 Corp.	48,700	106,147	(6.5)
Life Corp.	20,100	480,227	(29.4)
Link And Motivation, Inc.	44,100	119,590	(7.3)
Lion Corp.	53,700	522,101	(32.0)
Mandom Corp.	53,200	494,340	(30.3)
Mani, Inc.	26,000	358,236	(21.9)
Maruha Nichiro Corp.	10,800	187,277	(11.5)
Matsui Securities Co. Ltd.	22,400	112,680	(6.9)
Maxell Ltd.	34,200	370,825	(22.7)
MCJ Co. Ltd.	2,300	16,786	(1.0)
Megmilk Snow Brand Co. Ltd.	39,100	638,046	(39.1)
Meidensha Corp.	21,600	341,799	(20.9)
MEITEC Group Holdings, Inc.	30,300	540,437	(33.1)
Menicon Co. Ltd.	24,500	287,890	(17.6)
METAWATER Co. Ltd.	11,800	150,718	(9.2)
Micronics Japan Co. Ltd.	9,000	138,103	(8.5)
Milbon Co. Ltd.	13,200	353,832	(21.7)
MIRAIT ONE Corp.	24,900	334,356	(20.5)
Mitsubishi Materials Corp.	200,900	3,270,736	(200.4)
Mitsubishi Shokuhin Co. Ltd.	31,200	833,714	(51.1)
Mitsui DM Sugar Holdings Co. Ltd.	1,500	30,895	(1.9)
Mitsui Mining & Smelting Co. Ltd.	56,600	1,489,046	(91.2)
Miura Co. Ltd.	12,600	247,689	(15.2)
MIXI, Inc.	35,800	548,523	(33.6)
Mizuho Leasing Co. Ltd.	15,000	483,700	(29.6)
Modec, Inc.	37,200	414,852	(25.4)
Monogatari Corp.	18,500	507,022	(31.1)
Morinaga & Co. Ltd.	23,000	837,415	(51.3)
MOS Food Services, Inc.	34,600	764,803	(46.9)
Nabtesco Corp.	16,700	299,929	(18.4)
Nagase & Co. Ltd.	11,800	181,213	(11.1)
Nakanishi, Inc.	32,500	723,271	(44.3)
NET One Systems Co. Ltd.	14,700	227,709	(14.0)
Nichias Corp.	8,600	172,951	(10.6)
Nichicon Corp.	48,900	414,044	(25.4)
Nippn Corp.	14,900	229,799	(14.1)
Nippon Ceramic Co. Ltd.	17,900	315,801	(19.3)
Nippon Gas Co. Ltd.	35,100	534,601	(32.8)
Nippon Light Metal Holdings Co. Ltd.	122,500	1,360,268	(83.3)
Nippon Paper Industries Co. Ltd.	34,400	303,410	(18.6)
Nippon Parking Development Co. Ltd.	116,900	167,619	(10.3)
Nippon Road Co. Ltd.	18,500	246,168	(15.1)
Nippon Sheet Glass Co. Ltd.	24,900	111,020	(6.8)
Nishi-Nippon Financial Holdings, Inc.	27,600	333,894	(20.5)
Nisshin Oillio Group Ltd.	13,300	376,184	(23.0)
Nisshinbo Holdings, Inc.	180,000	1,319,059	(80.8)
Nissui Corp.	131,500	646,251	(39.6)
Nittetsu Mining Co. Ltd.	12,900	411,590	(25.2)
NOK Corp.	20,200	242,631	(14.9)
Nomura Co. Ltd.	100,200	584,941	(35.8)
Noritsu Koki Co. Ltd.	15,000	321,668	(19.7)
Noritz Corp.	17,700	188,309	(11.5)
North Pacific Bank Ltd.	104,500	272,520	(16.7)
NSD Co. Ltd.	12,900	227,727	(14.0)
NTN Corp.	414,800	749,362	(45.9)
Okamura Corp.	20,200	291,485	(17.9)
Okasan Securities Group, Inc.	54,300	249,088	(15.3)
Oki Electric Industry Co. Ltd.	125,400	767,649	(47.0)
Okinawa Cellular Telephone Co.	13,900	297,680	(18.2)
Okinawa Electric Power Co., Inc.	48,800	361,057	(22.1)

76	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Onward Holdings Co. Ltd.	156,900	$502,743	(30.8)%
Open Up Group, Inc.	23,300	292,919	(17.9)
Optex Group Co. Ltd.	11,100	126,280	(7.7)
Orix JREIT, Inc.	313	364,656	(22.3)
Pacific Industrial Co. Ltd.	3,000	27,539	(1.7)
PALTAC Corp.	25,300	830,009	(50.9)
Paramount Bed Holdings Co. Ltd.	1,000	17,251	(1.1)
Pasona Group, Inc.	5,600	50,803	(3.1)
Pigeon Corp.	188,100	2,024,326	(124.0)
Pola Orbis Holdings, Inc.	7,200	73,410	(4.5)
Prestige International, Inc.	122,800	505,111	(30.9)
Prima Meat Packers Ltd.	27,100	417,907	(25.6)
Raito Kogyo Co. Ltd.	40,900	536,622	(32.9)
Relo Group, Inc.	90,700	911,263	(55.8)
Ricoh Leasing Co. Ltd.	9,600	290,884	(17.8)
Rinnai Corp.	40,200	748,453	(45.9)
Round One Corp.	8,000	29,401	(1.8)
Royal Holdings Co. Ltd.	14,300	246,847	(15.1)
RS Technologies Co. Ltd.	8,100	130,339	(8.0)
Ryoyo Electro Corp.	25,100	603,250	(37.0)
Saizeriya Co. Ltd.	71,200	2,927,586	(179.4)
San-Ai Obbli Co. Ltd.	1,600	17,507	(1.1)
Sanki Engineering Co. Ltd.	16,100	189,462	(11.6)
Sansan, Inc.	38,900	311,941	(19.1)
Sanyo Chemical Industries Ltd.	6,500	175,141	(10.7)
Sapporo Holdings Ltd.	29,800	1,062,438	(65.1)
Sato Holdings Corp.	32,100	437,039	(26.8)
Seino Holdings Co. Ltd.	14,100	207,820	(12.7)
Sekisui House Reit, Inc.	197	105,191	(6.4)
Shibaura Machine Co. Ltd.	25,500	640,099	(39.2)
Shin-Etsu Polymer Co. Ltd.	21,300	195,864	(12.0)
Shizuoka Gas Co. Ltd.	27,200	187,272	(11.5)
Siix Corp.	1,600	15,195	(0.9)
Simplex Holdings, Inc.	11,600	197,640	(12.1)
SMS Co. Ltd.	51,900	835,064	(51.2)
Sodick Co. Ltd.	19,900	101,733	(6.2)
Sohgo Security Services Co. Ltd.	107,800	638,978	(39.1)
Solasto Corp.	3,800	14,969	(0.9)
Stanley Electric Co. Ltd.	6,800	110,263	(6.8)
Starts Corp., Inc.	17,700	340,718	(20.9)
Strike Co. Ltd.	8,500	210,582	(12.9)
Sugi Holdings Co. Ltd.	10,800	442,773	(27.1)
Sumitomo Heavy Industries Ltd.	24,300	564,179	(34.6)
Sumitomo Mitsui Construction Co. Ltd.	224,900	604,379	(37.0)
Sumitomo Osaka Cement Co. Ltd.	4,000	94,318	(5.8)
Sumitomo Pharma Co. Ltd.	142,400	440,925	(27.0)
Sumitomo Riko Co. Ltd.	8,400	53,236	(3.3)
Sumitomo Seika Chemicals Co. Ltd.	400	12,463	(0.8)
Sumitomo Warehouse Co. Ltd.	18,300	296,948	(18.2)
Sun Frontier Fudousan Co. Ltd.	10,200	100,297	(6.1)
Suzuken Co. Ltd.	14,100	437,539	(26.8)
Systena Corp.	413,900	713,773	(43.7)
Tadano Ltd.	42,400	323,290	(19.8)
Taiheiyo Cement Corp.	15,600	270,419	(16.6)
Taikisha Ltd.	6,000	177,005	(10.8)
Taisho Pharmaceutical Holdings Co. Ltd.	17,900	717,822	(44.0)
Takeuchi Manufacturing Co. Ltd.	25,500	737,340	(45.2)
Takuma Co. Ltd.	96,100	945,298	(57.9)
Tama Home Co. Ltd.	5,400	123,597	(7.6)
Tamron Co. Ltd.	2,400	66,273	(4.1)
TechMatrix Corp.	14,900	149,278	(9.1)

Security	Shares	Value	% of Basket Value

Japan (continued)
TechnoPro Holdings, Inc.	7,800	$156,638	(9.6)%
Teijin Ltd.	55,900	512,941	(31.4)
Toa Corp.	28,000	705,341	(43.2)
Toho Gas Co. Ltd.	67,100	1,171,178	(71.8)
Tokai Rika Co. Ltd.	37,600	597,263	(36.6)
Tokai Tokyo Financial Holdings, Inc.	28,500	98,056	(6.0)
Tokuyama Corp.	34,700	532,980	(32.7)
Tokyo Century Corp.	11,400	445,237	(27.3)
Tokyu Construction Co. Ltd.	105,600	550,449	(33.7)
Topcon Corp.	34,100	315,865	(19.4)
Tosei Corp.	65,000	778,614	(47.7)
Toshiba TEC Corp.	23,700	521,955	(32.0)
Towa Pharmaceutical Co. Ltd.	50,400	938,620	(57.5)
Toyo Ink SC Holdings Co. Ltd.	38,900	669,521	(41.0)
Toyo Seikan Group Holdings Ltd.	26,700	454,478	(27.8)
Toyoda Gosei Co. Ltd.	29,700	598,263	(36.7)
Trusco Nakayama Corp.	33,600	514,146	(31.5)
TS Tech Co. Ltd.	21,900	248,633	(15.2)
TSI Holdings Co. Ltd.	61,700	333,460	(20.4)
Tsubakimoto Chain Co.	10,600	271,690	(16.6)
Tsuburaya Fields Holdings, Inc.	10,400	114,798	(7.0)
Tsugami Corp.	4,100	29,798	(1.8)
Tsumura & Co.	13,500	244,724	(15.0)
Tv Tokyo Holdings Corp.	4,400	84,925	(5.2)
UACJ Corp.	2,000	41,135	(2.5)
UBE Corp.	35,100	547,866	(33.6)
United Arrows Ltd.	29,700	384,040	(23.5)
United Urban Investment Corp.	688	703,023	(43.1)
Usen-Next Holdings Co. Ltd.	7,700	178,918	(11.0)
UT Group Co. Ltd.	9,300	116,626	(7.1)
Valor Holdings Co. Ltd.	20,700	328,166	(20.1)
Wacom Co. Ltd.	44,500	155,378	(9.5)
Xebio Holdings Co. Ltd.	12,900	84,144	(5.2)
YAMABIKO Corp.	10,200	98,203	(6.0)
Yamazen Corp.	4,500	36,936	(2.3)
Yaoko Co. Ltd.	11,500	599,809	(36.7)
Yellow Hat Ltd.	12,900	158,168	(9.7)
Yokogawa Bridge Holdings Corp.	3,300	54,547	(3.3)
Yuasa Trading Co. Ltd.	5,800	160,765	(9.8)

		115,059,881

Malta
Kambi Group PLC	14,458	211,841	(13.0)

Monaco
Scorpio Tankers, Inc.	997	55,982	(3.4)

Netherlands
Eurocommercial Properties NV	10,112	216,872	(13.3)
Fugro NV	2,065	34,351	(2.1)
Koninklijke BAM Groep NV	9,646	19,955	(1.2)
Koninklijke Vopak NV	7,079	238,301	(14.6)
PostNL NV	628,250	1,168,555	(71.6)
SBM Offshore NV	4,729	58,937	(3.6)
TomTom NV	67,393	402,993	(24.7)
Wereldhave NV	16,302	245,392	(15.0)

		2,385,356

Norway
Aker Solutions ASA	151,171	614,086	(37.6)
Austevoll Seafood ASA	43,022	300,564	(18.4)
DNO ASA	234,198	243,812	(14.9)
Elkem ASA	192,550	303,633	(18.6)

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Norway (continued)
Grieg Seafood ASA	13,810	$93,664	(5.7)%
Odfjell Drilling Ltd.	216,353	774,701	(47.5)
SpareBank 1 SR-Bank ASA	16,069	178,603	(11.0)
Stolt-Nielsen Ltd.	6,106	205,260	(12.6)
Wallenius Wilhelmsen ASA	30,876	264,839	(16.2)

		2,979,162

Portugal
CTT-Correios de Portugal SA	45,736	174,154	(10.7)
Mota-Engil SGPS SA	117,311	380,008	(23.3)
NOS SGPS SA	221,760	809,002	(49.5)
Sonae SGPS SA	744,600	731,059	(44.8)

		2,094,223

Singapore
BW LPG Ltd.	72,345	1,041,503	(63.8)
Capitaland India Trust	487,660	342,327	(21.0)
ComfortDelGro Corp Ltd.	139,000	134,398	(8.2)
Frasers Centrepoint Trust	63,500	96,164	(5.9)
Frasers Logistics & Commercial Trust	37,700	28,668	(1.8)
IGG, Inc.	988,000	347,917	(21.3)
Keppel REIT	128,700	74,815	(4.6)
Kulicke & Soffa Industries, Inc.	25,580	1,064,384	(65.2)
NetLink NBN Trust	114,100	69,260	(4.2)

		3,199,436

South Africa
Scatec ASA	106,267	549,306	(33.7)

South Korea
Magnachip Semiconductor Corp.	16,219	119,858	(7.3)

Spain
Almirall SA	41,440	376,691	(23.1)
Applus Services SA	3,573	37,549	(2.3)
Atlantica Sustainable Infrastructure PLC	13,628	246,803	(15.1)
Cia de Distribucion Integral Logista Holdings SA	48,140	1,180,858	(72.3)
Indra Sistemas SA	122,547	1,717,681	(105.2)
Inmobiliaria Colonial Socimi SA	84,796	474,861	(29.1)
Mapfre SA	345,827	717,572	(44.0)
Merlin Properties Socimi SA	224,418	1,870,253	(114.6)
Obrascon Huarte Lain SA	400,066	164,475	(10.1)
Unicaja Banco SA	241,500	251,189	(15.4)

		7,037,932

Sweden
AAK AB	1,173	22,355	(1.4)
AddTech AB, B Shares	41,316	621,237	(38.1)
Ambea AB	11,652	44,208	(2.7)
Betsson AB	80,142	822,151	(50.4)
Biotage AB	15,219	158,234	(9.7)
Bufab AB	1,211	29,431	(1.8)
Camurus AB	9,951	303,265	(18.6)
Corem Property Group AB, B Shares	144,640	95,135	(5.8)
Fortnox AB	98,214	399,422	(24.5)
Granges Ab	2,315	22,276	(1.4)
Instalco AB	15,725	45,026	(2.7)
Inwido AB	1,843	18,874	(1.1)
Loomis Ab, Class B	5,084	132,459	(8.1)
MIPS AB	5,510	139,693	(8.5)
Modern Times Group MTG AB, Class B	12,445	101,780	(6.2)
Mycronic AB	28,997	649,440	(39.8)
Nolato AB, B Shares	55,142	249,595	(15.3)

Security	Shares	Value	% of Basket Value

Sweden (continued)
Nyfosa AB	41,770	$207,018	(12.7)%
Sdiptech AB, Class B	2,474	49,109	(3.0)
Sectra AB	20,836	230,606	(14.1)
SSAB AB, Class B	34,454	200,239	(12.3)
Sweco AB, B Shares	11,132	104,824	(6.4)
Thule Group AB	21,507	500,885	(30.7)

		5,147,262

Switzerland
Aryzta AG	796,263	1,476,462	(90.5)
Burckhardt Compression Holding AG	260	133,358	(8.2)
DKSH Holding AG	13,854	858,565	(52.6)
dormakaba Holding AG	577	266,749	(16.3)
Inficon Holding AG, Registered Shares	290	317,818	(19.5)
IWG PLC	113,053	182,352	(11.2)
Kardex Holding AG, Registered Shares	2,389	468,271	(28.7)
LEM Holding SA, Registered Shares	40	81,855	(5.0)
Swissquote Group Holding SA, Registered Shares	1,904	369,500	(22.6)
u-blox Holding AG	1,920	183,440	(11.2)
Ypsomed Holding AG, Registered Shares	3,000	836,058	(51.2)

		5,174,428

United Kingdom
Ashmore Group PLC	63,079	130,641	(8.0)
Balanced Commercial Property Trust Ltd.	232,244	179,491	(11.0)
Balfour Beatty PLC	8,681	32,543	(2.0)
Big Yellow Group PLC	25,020	292,481	(17.9)
Breedon Group PLC	42,994	164,061	(10.1)
Capricorn Energy PLC	128,721	245,719	(15.1)
Chemring Group PLC	130,443	445,323	(27.3)
Clarkson PLC	6,922	223,679	(13.7)
Close Brothers Group PLC	10,337	100,890	(6.2)
CNH Industrial NV	31,097	341,445	(20.9)
Computacenter PLC	23,097	726,215	(44.5)
CVS Group PLC	5,424	97,355	(6.0)
Deliveroo PLC, Class A	422,541	670,951	(41.1)
Derwent London PLC	3,539	79,065	(4.8)
DiscoverIE Group PLC	31,401	236,683	(14.5)
Essentra PLC	95,061	172,692	(10.6)
Firstgroup PLC	373,706	722,649	(44.3)
Gamma Communications PLC	8,979	114,995	(7.0)
Grafton Group PLC, CDI	61,664	580,974	(35.6)
Grainger PLC	9,879	27,235	(1.7)
Great Portland Estates PLC	75,540	359,987	(22.1)
Halfords Group PLC	95,262	233,937	(14.3)
Hill & Smith PLC	3,368	67,860	(4.2)
Hilton Food Group PLC	11,019	87,912	(5.4)
Hunting PLC	196,446	694,935	(42.6)
Impax Asset Management Group PLC	20,469	96,277	(5.9)
Inchcape PLC	64,883	527,370	(32.3)
Indivior PLC	1,107	21,350	(1.3)
Investec PLC	32,193	179,413	(11.0)
J D Wetherspoon PLC	30,740	237,378	(14.5)
John Wood Group PLC	255,936	445,462	(27.3)
Johnson Service Group PLC	75,340	117,652	(7.2)
Jupiter Fund Management PLC	218,313	209,739	(12.9)
Just Group PLC	410,276	378,789	(23.2)
Kainos Group PLC	38,248	524,949	(32.2)
Kier Group PLC	37,671	46,404	(2.8)
Marshalls PLC	20,223	50,790	(3.1)
Mitchells & Butlers PLC	80,261	203,374	(12.5)

78	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Mitie Group PLC	279,035	$336,554	(20.6)%
Mobico Group PLC	188,538	144,265	(8.8)
Moneysupermarket.com Group PLC	199,251	631,824	(38.7)
Morgan Sindall Group PLC	21,840	501,662	(30.7)
NCC Group PLC	55,695	72,268	(4.4)
Nomad Foods Ltd.	19,028	262,967	(16.1)
OSB Group PLC	213,179	782,406	(47.9)
Oxford Instruments PLC	4,664	102,708	(6.3)
Paragon Banking Group PLC	92,908	503,756	(30.9)
Playtech Plc	120,477	577,230	(35.4)
Premier Foods PLC	41,562	59,503	(3.6)
Redde Northgate PLC	181,396	744,427	(45.6)
Restaurant Group PLC	27,583	22,926	(1.4)
RWS Holdings PLC	90,561	229,871	(14.1)
S4 Capital PLC	119,956	93,156	(5.7)
Serco Group PLC	285,888	498,649	(30.5)
Smart Metering Systems PLC	26,039	203,676	(12.5)
Softcat PLC	8,598	132,867	(8.1)
Spire Healthcare Group PLC	49,676	129,578	(7.9)
SThree PLC	60,619	260,130	(15.9)
Subsea 7 SA	1,283	17,240	(1.1)
Telecom Plus PLC	16,809	317,075	(19.4)
TP ICAP Group PLC	342,000	658,496	(40.3)
UK Commercial Property REIT Ltd.	579,597	373,761	(22.9)
Vanquis Banking Group PLC	54,525	77,006	(4.7)
Vesuvius PLC	150,481	740,925	(45.4)
Virgin Money UK PLC	564,375	1,029,613	(63.1)
Volution Group PLC	53,318	236,219	(14.5)
Workspace Group PLC	15,560	91,355	(5.6)
YouGov PLC	10,210	106,032	(6.5)

		20,006,810

United States
1-800-Flowers.com, Inc., Class A	29,175	219,104	(13.4)
1st Source Corp.	2,441	111,358	(6.8)
A10 Networks, Inc.	52,746	573,349	(35.1)
Abercrombie & Fitch Co., Class A	10,174	618,783	(37.9)
Accel Entertainment, Inc., Class A	28,933	284,990	(17.5)
Accolade, Inc.	10,264	66,716	(4.1)
Aclaris Therapeutics, Inc.	12,076	60,138	(3.7)
Acushnet Holdings Corp.	11,888	605,812	(37.1)
Adaptive Biotechnologies Corp.	3,517	15,615	(1.0)
Addus HomeCare Corp.	2,979	235,043	(14.4)
Adtalem Global Education, Inc.	4,507	233,463	(14.3)
Advanced Energy Industries, Inc.	7,122	621,466	(38.1)
AdvanSix, Inc.	662	18,238	(1.1)
Agilysys, Inc.	2,987	256,255	(15.7)
Albany International Corp., Class A	11,266	919,418	(56.3)
Allient, Inc.	3,752	103,555	(6.3)
Alpha & Omega Semiconductor Ltd.	10,297	244,245	(15.0)
Alta Equipment Group, Inc.	10,089	92,718	(5.7)
Amalgamated Financial Corp.	13,348	243,468	(14.9)
A-Mark Precious Metals, Inc.	5,934	160,693	(9.8)
Ambarella, Inc.	22,686	1,020,643	(62.5)
Ameresco, Inc., Class A	5,292	138,386	(8.5)
American Assets Trust, Inc.	93,626	1,661,861	(101.8)
American Axle & Manufacturing Holdings, Inc.	14,128	95,364	(5.8)
American Software, Inc., Class A	4,710	51,669	(3.2)
American Vanguard Corp.	7,833	73,317	(4.5)
American Woodmark Corp.	11,784	792,238	(48.5)
Ameris Bancorp	1,239	46,215	(2.8)

Security	Shares	Value	% of Basket Value

United States (continued)
Andersons, Inc.	3,113	$156,055	(9.6)%
AngioDynamics, Inc.	27,289	169,192	(10.4)
Anywhere Real Estate, Inc.	92,713	432,970	(26.5)
Apogee Enterprises, Inc.	26,850	1,152,402	(70.6)
Archrock, Inc.	86,352	1,094,080	(67.0)
Arcosa, Inc.	7,531	520,166	(31.9)
Argan, Inc.	4,804	219,735	(13.5)
ASGN, Inc.	5,780	482,399	(29.6)
Aspen Aerogels, Inc.	12,428	95,944	(5.9)
AssetMark Financial Holdings, Inc.	10,749	257,009	(15.7)
Astec Industries, Inc.	9,526	381,421	(23.4)
Atea Pharmaceuticals, Inc.	35,789	116,314	(7.1)
AtriCure, Inc.	485	16,800	(1.0)
AZZ, Inc.	2,989	141,290	(8.7)
Badger Meter, Inc.	5,061	701,202	(43.0)
Bandwidth, Inc., Class A	25,815	273,897	(16.8)
Beazer Homes USA, Inc.	28,922	699,623	(42.9)
Benchmark Electronics, Inc.	35,012	847,641	(51.9)
Berry Corp.	66,005	551,142	(33.8)
BigCommerce Holdings, Inc., Series-1	34,520	306,883	(18.8)
BJ’s Restaurants, Inc.	6,454	165,997	(10.2)
BlueLinx Holdings, Inc.	8,923	634,515	(38.9)
Boise Cascade Co.	9,798	918,562	(56.3)
Brady Corp., Class A	35,114	1,806,966	(110.7)
Brandywine Realty Trust	15,397	57,585	(3.5)
Brightsphere Investment Group, Inc.	11,617	181,922	(11.1)
Bristow Group, Inc.	13,027	340,526	(20.9)
Brookdale Senior Living, Inc.	117,959	461,220	(28.3)
Byline Bancorp, Inc.	26,835	509,060	(31.2)
Cantaloupe, Inc.	5,105	33,591	(2.1)
Capital City Bank Group, Inc.	7,503	214,361	(13.1)
CareTrust REIT, Inc.	21,188	455,966	(27.9)
Cargurus, Inc.	37,990	654,568	(40.1)
Cars.com, Inc.	16,205	246,802	(15.1)
Castle Biosciences, Inc.	14,181	221,507	(13.6)
Central Garden & Pet Co., Class A	4,451	176,660	(10.8)
Century Aluminum Co.	34,446	227,688	(13.9)
Century Communities, Inc.	4,563	280,624	(17.2)
Cerence, Inc.	25,210	385,965	(23.6)
CEVA, Inc.	9,453	162,308	(9.9)
Chatham Lodging Trust	31,090	287,582	(17.6)
Cheesecake Factory, Inc.	25,883	804,185	(49.3)
Chefs’ Warehouse, Inc.	33,483	637,181	(39.0)
Chegg, Inc.	255,122	1,921,069	(117.7)
Chuy’s Holdings, Inc.	2,558	86,102	(5.3)
Clean Energy Fuels Corp.	15,997	55,830	(3.4)
Clear Secure, Inc.	4,841	81,426	(5.0)
Clearwater Paper Corp.	10,392	351,354	(21.5)
CNO Financial Group, Inc.	36,944	856,362	(52.5)
Cogent Communications Holdings, Inc.	5,585	362,913	(22.2)
CommVault Systems, Inc.	36,899	2,411,350	(147.7)
Comstock Resources, Inc.	14,950	188,370	(11.5)
Comtech Telecommunications Corp.	10,679	130,284	(8.0)
ConnectOne Bancorp, Inc.	13,420	218,612	(13.4)
Construction Partners, Inc., Class A	4,184	160,875	(9.9)
Corcept Therapeutics, Inc.	52,851	1,484,056	(90.9)
CorVel Corp.	790	153,213	(9.4)
Coursera, Inc.	2,333	40,454	(2.5)
CRA International, Inc.	8,437	819,317	(50.2)
Cracker Barrel Old Country Store, Inc.	716	47,514	(2.9)
CrossFirst Bankshares, Inc.	7,012	74,187	(4.5)

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
CS Disco, Inc.	12,087	$67,808	(4.2)%
CSG Systems International, Inc.	58,308	2,732,313	(167.4)
CTO Realty Growth, Inc.	7,976	129,131	(7.9)
Customers Bancorp, Inc.	18,581	747,142	(45.8)
CVB Financial Corp.	10,119	158,059	(9.7)
Dana, Inc.	107,568	1,234,881	(75.7)
Delek U.S. Holdings, Inc.	47,793	1,259,346	(77.2)
Deluxe Corp.	12,843	218,973	(13.4)
Digi International, Inc.	8,832	222,390	(13.6)
Digital Turbine, Inc.	44,521	211,030	(12.9)
Dime Community Bancshares, Inc.	16,363	300,916	(18.4)
Diversified Energy Co. PLC	30,634	25,062	(1.5)
Donnelley Financial Solutions, Inc.	4,736	257,780	(15.8)
Dorian LPG Ltd.	24,063	769,294	(47.1)
Dril-Quip, Inc.	6,759	146,400	(9.0)
Driven Brands Holdings, Inc.	29,532	336,074	(20.6)
Duckhorn Portfolio, Inc.	73,075	762,172	(46.7)
DXP Enterprises, Inc.	18,466	601,992	(36.9)
Dycom Industries, Inc.	15,835	1,348,825	(82.6)
Eagle Bancorp, Inc.	13,563	264,207	(16.2)
El Pollo Loco Holdings, Inc.	3,591	29,985	(1.8)
Encore Wire Corp.	3,331	595,683	(36.5)
Enerpac Tool Group Corp., Class A	14,707	416,208	(25.5)
Enersys	5,901	505,008	(30.9)
Enova International, Inc.	29,054	1,158,674	(71.0)
Enovis Corp.	72,621	3,333,304	(204.2)
Enviri Corp.	16,217	93,086	(5.7)
ePlus, Inc.	4,737	296,062	(18.1)
Equitrans Midstream Corp.	1,772	15,718	(1.0)
Equity Bancshares, Inc., Class A	819	19,820	(1.2)
Esab Corp.	7,301	462,153	(28.3)
Essent Group Ltd.	9,550	451,142	(27.6)
Ethan Allen Interiors, Inc.	40,762	1,070,410	(65.6)
Eventbrite, Inc.	16,071	133,068	(8.2)
Everbridge, Inc.	32,773	675,452	(41.4)
Everi Holdings, Inc.	116,110	1,252,827	(76.8)
EW Scripps Co., Class A	19,798	108,295	(6.6)
eXp World Holdings, Inc.	51,825	687,718	(42.1)
Exponent, Inc.	2,515	184,324	(11.3)
EZCORP, Inc., Class A	30,394	249,231	(15.3)
Federated Hermes, Inc.	20,557	651,657	(39.9)
First Busey Corp.	5,437	107,979	(6.6)
First Interstate BancSystem, Inc.	24,269	559,886	(34.3)
Fiverr International Ltd.	26,979	571,145	(35.0)
Flushing Financial Corp.	10,542	130,088	(8.0)
Forestar Group, Inc.	12,249	290,914	(17.8)
Forrester Research, Inc.	11,668	270,698	(16.6)
Forward Air Corp.	3,608	232,391	(14.2)
Franklin Covey Co.	15,654	616,924	(37.8)
Fresh Del Monte Produce, Inc.	10,398	259,950	(15.9)
Frontdoor, Inc.	57,465	1,662,462	(101.8)
Fulgent Genetics, Inc.	9,368	224,270	(13.7)
Fulton Financial Corp.	11,594	150,606	(9.2)
Gates Industrial Corp. PLC	16,648	181,796	(11.1)
GATX Corp.	7,188	751,721	(46.1)
Genesco, Inc.	8,930	244,771	(15.0)
Gibraltar Industries, Inc.	5,615	341,729	(20.9)
G-III Apparel Group Ltd.	39,277	1,003,527	(61.5)
Global Industrial Co.	11,338	362,249	(22.2)
GMS, Inc.	13,858	810,416	(49.6)
GoPro, Inc., Class A	289,336	726,233	(44.5)
GQG Partners, Inc., CDI	187,237	154,521	(9.5)

Security	Shares	Value	% of Basket Value

United States (continued)
Grand Canyon Education, Inc.	3,964	$469,060	(28.7)%
Gray Television, Inc.	39,524	257,696	(15.8)
Great Lakes Dredge & Dock Corp.	9,234	70,178	(4.3)
Greif, Inc.	11,889	754,951	(46.3)
Griffon Corp.	37,981	1,516,961	(92.9)
Grocery Outlet Holding Corp.	139,059	3,847,763	(235.7)
Group 1 Automotive, Inc.	8,717	2,199,561	(134.8)
Guess?, Inc.	65,423	1,406,594	(86.2)
Gulfport Energy Corp.	4,149	512,858	(31.4)
H&E Equipment Services, Inc.	24,667	1,004,440	(61.5)
Hackett Group, Inc.	8,523	189,978	(11.6)
Hain Celestial Group, Inc.	22,470	248,293	(15.2)
Hancock Whitney Corp.	4,633	159,514	(9.8)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	31,837	545,686	(33.4)
Hanover Insurance Group, Inc.	7,693	901,697	(55.2)
HarborOne Bancorp, Inc.	960	9,446	(0.6)
Harmonic, Inc.	24,282	262,003	(16.1)
Harmony Biosciences Holdings, Inc.	11,427	268,992	(16.5)
Haverty Furniture Cos, Inc.	13,955	363,528	(22.3)
Hawaiian Holdings, Inc.	23,383	98,442	(6.0)
HCI Group, Inc.	4,764	280,933	(17.2)
Health Catalyst, Inc.	53,298	399,202	(24.5)
Healthcare Services Group, Inc.	45,845	435,527	(26.7)
HealthStream, Inc.	11,898	302,209	(18.5)
Heartland Express, Inc.	29,063	338,875	(20.8)
Heartland Financial USA, Inc.	31,344	858,826	(52.6)
Heidrick & Struggles International, Inc.	10,714	260,779	(16.0)
Helen of Troy Ltd.	822	80,819	(5.0)
Helix Energy Solutions Group, Inc.	71,140	697,172	(42.7)
Heritage Financial Corp.	2,934	47,736	(2.9)
Hims & Hers Health, Inc.	8,807	52,666	(3.2)
Hope Bancorp, Inc.	4,701	41,181	(2.5)
Horizon Bancorp, Inc.	35,691	338,708	(20.8)
Hub Group, Inc., Class A	8,709	598,744	(36.7)
Hudson Pacific Properties, Inc.	13,988	62,386	(3.8)
Huron Consulting Group, Inc.	204	20,269	(1.2)
Hyster-Yale Materials Handling, Inc.	667	26,687	(1.6)
I3 Verticals, Inc., Class A	7,072	132,600	(8.1)
ICF International, Inc.	3,445	436,585	(26.7)
Independent Bank Corp.	25,780	514,311	(31.5)
Independent Bank Group, Inc.	20,643	729,730	(44.7)
Infinera Corp.	109,460	320,718	(19.6)
Ingevity Corp.	1,067	42,979	(2.6)
Innoviva, Inc.	42,163	523,243	(32.1)
Insperity, Inc.	9,504	1,005,903	(61.6)
Installed Building Products, Inc.	7,288	813,851	(49.9)
Insteel Industries, Inc.	7,060	197,045	(12.1)
Instructure Holdings, Inc.	3,172	78,126	(4.8)
Intapp, Inc.	16,895	577,809	(35.4)
Integral Ad Science Holding Corp.	24,130	277,012	(17.0)
Inter Parfums, Inc.	591	75,122	(4.6)
InterDigital, Inc.	13,368	1,005,942	(61.6)
Interface, Inc., Class A	29,977	266,496	(16.3)
iRadimed Corp.	696	28,355	(1.7)
Itron, Inc.	22,615	1,295,387	(79.4)
Janus International Group, Inc.	49,191	460,428	(28.2)
JELD-WEN Holding, Inc.	25,622	290,297	(17.8)
JetBlue Airways Corp.	184,651	694,288	(42.5)
Johnson Outdoors, Inc.	3,236	153,872	(9.4)
Kaiser Aluminum Corp.	2,585	146,828	(9.0)
Kaman Corp.	2,083	38,765	(2.4)

80	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
KB Home	6,354	$280,847	(17.2)%
Kearny Financial Corp.	15,891	110,284	(6.8)
Kelly Services, Inc., Class A	9,171	163,702	(10.0)
Kennametal, Inc.	44,316	1,024,143	(62.7)
Kimball Electronics, Inc.	9,386	245,913	(15.1)
Knife River Corp.	24,968	1,256,390	(77.0)
Kodiak Gas Services, Inc.	8,814	151,513	(9.3)
Kohl’s Corp.	72,812	1,641,911	(100.6)
Kontoor Brands, Inc.	21,691	1,007,547	(61.7)
Korn Ferry	21,545	980,728	(60.1)
Kyndryl Holdings, Inc.	73,337	1,072,920	(65.7)
Laureate Education, Inc.	96,356	1,362,474	(83.5)
Legalzoom.com, Inc.	41,371	412,469	(25.3)
LeMaitre Vascular, Inc.	8,913	432,994	(26.5)
LendingClub Corp.	8,114	42,112	(2.6)
Liquidity Services, Inc.	7,773	149,786	(9.2)
LivaNova PLC	10,616	520,715	(31.9)
LiveRamp Holdings, Inc.	18,465	510,742	(31.3)
Lovesac Co	13,628	224,317	(13.7)
M/I Homes, Inc.	5,711	468,702	(28.7)
Magnite, Inc.	27,408	181,989	(11.1)
Malibu Boats, Inc., Class A	1,644	71,711	(4.4)
Manitowoc Co., Inc.	32,784	419,635	(25.7)
MarineMax, Inc.	896	24,532	(1.5)
Mativ Holdings, Inc.	7,995	104,734	(6.4)
Matson, Inc.	17,776	1,547,401	(94.8)
MaxLinear, Inc.	25,479	387,281	(23.7)
MDC Holdings, Inc.	42,161	1,600,010	(98.0)
Merchants Bancorp	3,625	108,351	(6.6)
Mercury General Corp.	24,645	761,038	(46.6)
Merit Medical Systems, Inc.	4,984	342,600	(21.0)
Methode Electronics, Inc.	15,825	361,918	(22.2)
MGP Ingredients, Inc.	4,464	422,562	(25.9)
Midland States Bancorp, Inc.	11,546	251,934	(15.4)
MillerKnoll, Inc.	43,152	1,014,072	(62.1)
MiNK Therapeutics, Inc.	72	73	(0.0)
Mister Car Wash, Inc.	55,808	290,202	(17.8)
Mitek Systems, Inc.	1,947	20,794	(1.3)
Model N, Inc.	38,886	937,153	(57.4)
Monro, Inc.	26,633	661,031	(40.5)
Mr. Cooper Group, Inc.	25,055	1,416,359	(86.8)
MSA Safety, Inc.	2,842	448,695	(27.5)
MYR Group, Inc.	5,644	653,745	(40.1)
N-able, Inc.	34,832	451,423	(27.7)
Nabors Industries Ltd.	5,561	542,976	(33.3)
National HealthCare Corp.	4,544	306,084	(18.8)
National Vision Holdings, Inc.	40,850	634,809	(38.9)
NCR Voyix Corp.	19,033	291,015	(17.8)
NETGEAR, Inc.	48,519	613,280	(37.6)
NetScout Systems, Inc.	21,095	460,504	(28.2)
Nevro Corp.	14,652	211,428	(13.0)
NexPoint Residential Trust, Inc.	27,772	749,566	(45.9)
NMI Holdings, Inc., Class A	8,964	245,165	(15.0)
Nordstrom, Inc.	51,773	723,787	(44.3)
Novocure Ltd.	110,221	1,465,939	(89.8)
NOW, Inc.	25,556	281,627	(17.3)
Nu Skin Enterprises, Inc., Class A	12,227	232,191	(14.2)
OceanFirst Financial Corp.	918	11,622	(0.7)
ODP Corp.	17,693	794,770	(48.7)
O-I Glass, Inc.	32,520	502,434	(30.8)
Oil States International, Inc.	14,155	102,765	(6.3)
Oil-Dri Corp. of America	389	22,282	(1.4)

Security	Shares	Value	% of Basket Value

United States (continued)
Old Second Bancorp, Inc.	21,238	$287,987	(17.6)%
Olo, Inc., Class A	47,289	241,647	(14.8)
Omega Flex, Inc.	236	17,245	(1.1)
Omnicell, Inc.	8,410	298,891	(18.3)
ON24, Inc.	23,438	144,144	(8.8)
Ooma, Inc.	21,537	234,969	(14.4)
OPENLANE, Inc.	16,604	222,992	(13.7)
Oscar Health, Inc.	16,487	84,413	(5.2)
OSI Systems, Inc.	2,804	292,373	(17.9)
Otter Tail Corp.	14,723	1,132,788	(69.4)
Outfront Media, Inc.	166,749	1,627,470	(99.7)
Owens & Minor, Inc.	22,574	323,485	(19.8)
Oxford Industries, Inc.	4,345	366,718	(22.5)
Pacira BioSciences, Inc.	667	18,849	(1.2)
Palomar Holdings, Inc.	9,173	459,384	(28.1)
Par Pacific Holdings, Inc.	711	23,335	(1.4)
Park Hotels & Resorts, Inc.	51,530	594,141	(36.4)
Payoneer Global, Inc.	10,871	62,943	(3.9)
Paysafe Ltd.	26,887	261,342	(16.0)
Pebblebrook Hotel Trust	33,825	403,532	(24.7)
Pegasystems, Inc.	7,014	299,778	(18.4)
Pennant Group, Inc.	1,553	16,881	(1.0)
Perdoceo Education Corp.	15,060	272,435	(16.7)
Perella Weinberg Partners, Class A	16,693	163,758	(10.0)
Petco Health & Wellness Co., Inc., Class A	169,221	585,505	(35.9)
PetIQ, Inc., Class A	9,355	175,593	(10.8)
Playtika Holding Corp.	23,649	198,652	(12.2)
PRA Group, Inc.	8,133	100,117	(6.1)
Premier Financial Corp.	33,293	577,634	(35.4)
Prestige Consumer Healthcare, Inc.	23,441	1,391,458	(85.2)
PriceSmart, Inc.	6,394	399,561	(24.5)
Primoris Services Corp.	14,280	429,257	(26.3)
PROG Holdings, Inc.	8,404	230,186	(14.1)
Progress Software Corp.	30,380	1,560,924	(95.6)
PROS Holdings, Inc.	6,408	199,609	(12.2)
Proto Labs, Inc.	23,199	547,728	(33.6)
Q2 Holdings, Inc.	25,633	769,759	(47.2)
Quaker Chemical Corp.	6,113	878,560	(53.8)
QuinStreet, Inc.	2,873	32,494	(2.0)
RE/MAX Holdings, Inc., Class A	7,416	79,796	(4.9)
Redfin Corp.	116,947	544,973	(33.4)
Repay Holdings Corp., Class A	12,939	77,505	(4.7)
REV Group, Inc.	5,584	79,516	(4.9)
Revolve Group, Inc.	35,320	485,650	(29.8)
REX American Resources Corp.	19,942	757,995	(46.4)
Reynolds Consumer Products, Inc.	1,245	31,660	(1.9)
RHI Magnesita NV	5,976	187,561	(11.5)
RingCentral, Inc., Class A	2,914	77,454	(4.7)
Riskified Ltd.	10,569	39,422	(2.4)
RLJ Lodging Trust	113,647	1,068,282	(65.4)
RMR Group, Inc., Class A	13,581	305,844	(18.7)
Rogers Corp.	1,375	168,974	(10.4)
Rover Group, Inc., Class A	36,386	234,690	(14.4)
Rush Enterprises, Inc., Class A	15,585	554,514	(34.0)
RxSight, Inc.	2,618	57,963	(3.6)
Ryerson Holding Corp.	4,396	127,704	(7.8)
Sally Beauty Holdings, Inc.	85,566	727,311	(44.6)
Sandy Spring Bancorp, Inc.	10,583	216,422	(13.3)
Sanmina Corp.	21,874	1,112,730	(68.2)
ScanSource, Inc.	6,118	185,987	(11.4)
Schnitzer Steel Industries, Inc.	15,972	362,724	(22.2)
Scholastic Corp.	12,924	476,896	(29.2)

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Select Medical Holdings Corp.	32,725	$743,839	(45.6)%
SEMrush Holdings, Inc., Class A	2,457	19,853	(1.2)
Semtech Corp.	37,353	521,448	(31.9)
ServisFirst Bancshares, Inc.	16,518	778,989	(47.7)
SI-BONE, Inc.	2,537	43,154	(2.6)
Silk Road Medical, Inc.	13,189	99,049	(6.1)
Sims Ltd.	54,794	436,945	(26.8)
Simulations Plus, Inc.	2,126	74,984	(4.6)
Sinclair, Inc.	4,659	50,643	(3.1)
SolarWinds Corp.	25,248	232,534	(14.2)
Sonic Automotive, Inc., Class A	15,524	742,823	(45.5)
Sonos, Inc.	80,776	870,765	(53.3)
Southside Bancshares, Inc.	2,320	61,944	(3.8)
SpartanNash Co.	45,091	1,014,097	(62.1)
Sphere Entertainment Co.	5,533	182,091	(11.2)
Sprinklr, Inc.	3,601	48,938	(3.0)
Sprout Social, Inc., Class A	641	27,742	(1.7)
SPX Technologies, Inc.	23,894	1,914,387	(117.3)
Squarespace, Inc., Class A	4,469	126,964	(7.8)
St. Joe Co.	7,599	354,417	(21.7)
STAAR Surgical Co.	4,261	178,195	(10.9)
Standard Motor Products, Inc.	12,833	448,257	(27.5)
Steelcase, Inc., Class A	54,686	596,624	(36.6)
Sterling Infrastructure, Inc.	8,846	644,431	(39.5)
Stock Yards Bancorp, Inc.	3,006	117,565	(7.2)
Stoneridge, Inc.	1,629	26,504	(1.6)
StoneX Group, Inc.	1,594	151,940	(9.3)
Stratasys Ltd.	14,209	144,506	(8.9)
Strategic Education, Inc.	7,195	592,220	(36.3)
Stride, Inc.	15,019	825,745	(50.6)
Summit Hotel Properties, Inc.	24,162	136,274	(8.3)
Supernus Pharmaceuticals, Inc.	36,680	874,818	(53.6)
Surmodics, Inc.	1,701	50,111	(3.1)
Tandem Diabetes Care, Inc.	19,963	345,360	(21.2)
Tanger Factory Outlet Centers, Inc.	10,115	228,093	(14.0)
TechTarget, Inc.	25,589	644,331	(39.5)
Tennant Co.	6,448	478,571	(29.3)
Terex Corp.	7,393	338,599	(20.7)
Theravance Biopharma, Inc.	15,165	143,158	(8.8)
Thermon Group Holdings, Inc.	6,211	165,772	(10.2)
Thryv Holdings, Inc.	2,812	49,013	(3.0)
Titan Machinery, Inc.	15,859	393,938	(24.1)
Topgolf Callaway Brands Corp.	4,846	59,218	(3.6)
TTEC Holdings, Inc.	7,233	148,855	(9.1)
TTM Technologies, Inc.	12,466	143,234	(8.8)
Turning Point Brands, Inc.	50,726	1,017,056	(62.3)
Tutor Perini Corp.	63,768	459,767	(28.2)
U.S. Silica Holdings, Inc.	58,408	704,985	(43.2)
United States Cellular Corp.	274	11,516	(0.7)
Univest Financial Corp.	12,582	209,616	(12.8)
Upbound Group, Inc.	2,987	77,841	(4.8)
Upwork, Inc.	26,033	272,045	(16.7)
Urban Outfitters, Inc.	14,805	512,549	(31.4)
USANA Health Sciences, Inc.	13,963	636,015	(39.0)
V2X, Inc.	3,925	200,450	(12.3)
Varex Imaging Corp.	57,860	1,044,373	(64.0)
Varonis Systems, Inc., Class B	18,163	611,003	(37.4)
Vector Group Ltd.	14,989	154,087	(9.4)
Verint Systems, Inc.	70,084	1,318,280	(80.8)
Veritex Holdings, Inc.	6,134	105,627	(6.5)
Viad Corp.	2,989	72,423	(4.4)

Security	Shares	Value	% of Basket Value

United States (continued)
Viavi Solutions, Inc.	37,430	$291,205	(17.8)%
Vicor Corp.	1,588	61,519	(3.8)
Vimeo, Inc.	26,077	80,317	(4.9)
Virtu Financial, Inc., Class A	8,793	162,583	(10.0)
Vishay Precision Group, Inc.	1,843	55,143	(3.4)
Vital Farms, Inc.	28,344	313,485	(19.2)
Vizio Holding Corp.	13,060	66,475	(4.1)
W&T Offshore, Inc.	34,235	142,075	(8.7)
Wabash National Corp.	7,818	161,754	(9.9)
Washington Trust Bancorp, Inc.	19,145	443,973	(27.2)
Waste Connections, Inc.	671	87,159	(5.3)
Watts Water Technologies, Inc., Class A	2,903	502,248	(30.8)
Weis Markets, Inc.	7,174	467,027	(28.6)
WesBanco, Inc.	7,985	194,754	(11.9)
Winmark Corp.	1,317	531,172	(32.5)
Wolverine World Wide, Inc.	19,428	156,395	(9.6)
World Acceptance Corp.	1,337	131,855	(8.1)
World Kinect Corp.	29,709	549,616	(33.7)
Xerox Holdings Corp.	40,886	524,976	(32.2)
Yext, Inc.	51,251	309,044	(18.9)
Zeta Global Holdings Corp.	60,926	475,223	(29.1)
ZipRecruiter, Inc.	19,610	208,846	(12.8)
Zumiez, Inc.	18,879	310,182	(19.0)
Zuora, Inc., Class A	65,511	485,436	(29.7)

		188,375,701

Preferred Stocks

Germany
Schaeffler AG	97,783	506,510	(31.0)

Total Reference Entity — Long		418,826,194

Reference Entity — Short

Common Stocks

Australia
ARB Corp. Ltd.	(32,329)	(603,271)	37.0
Bapcor Ltd.	(28,961)	(98,579)	6.0
Bellevue Gold Ltd.	(370,351)	(336,807)	20.6
Boss Energy Ltd.	(52,526)	(144,749)	8.9
Breville Group Ltd.	(39,679)	(537,765)	32.9
Brickworks Ltd.	(6,804)	(106,047)	6.5
BWP Trust	(44,790)	(92,626)	5.7
Capricorn Metals Ltd.	(170,933)	(508,591)	31.2
Centuria Industrial REIT	(46,457)	(83,731)	5.1
Cettire Ltd.	(12,403)	(20,260)	1.2
Champion Iron Ltd.	(151,820)	(690,372)	42.3
Core Lithium Ltd.	(133,382)	(30,670)	1.9
Coronado Global Resources, Inc., CDI	(321,935)	(354,137)	21.7
Corporate Travel Management Ltd.	(50,923)	(538,847)	33.0
De Grey Mining Ltd.	(198,387)	(149,108)	9.1
Deep Yellow Ltd.	(46,018)	(36,863)	2.3
Dicker Data Ltd.	(29,977)	(201,177)	12.3
Domain Holdings Australia Ltd.	(153,847)	(333,485)	20.4
Emerald Resources NL	(37,102)	(60,714)	3.7
EVT Ltd.	(60,918)	(403,757)	24.7
Genesis Minerals Ltd.	(131,881)	(121,245)	7.4
Gold Road Resources Ltd.	(64,400)	(76,552)	4.7
GUD Holdings Ltd.	(72,849)	(495,421)	30.4
Harvey Norman Holdings Ltd.	(508,754)	(1,189,268)	72.9
HMC Capital Ltd.	(98,991)	(268,919)	16.5
HomeCo Daily Needs REIT	(516,926)	(352,303)	21.6
HUB24 Ltd.	(6,783)	(131,082)	8.0

82	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Australia (continued)
Ingenia Communities Group	(290,996)	$(724,284)	44.4%
Inghams Group Ltd.	(86,559)	(202,733)	12.4
IRESS Ltd.	(85,899)	(273,909)	16.8
Kelsian Group Ltd.	(138,926)	(534,282)	32.7
Leo Lithium Ltd.	(33,787)	(9,704)	0.6
Link Administration Holdings Ltd.	(199,877)	(151,725)	9.3
Neuren Pharmaceuticals Ltd.	(17,765)	(121,172)	7.4
Nine Entertainment Co. Holdings Ltd.	(1,346,925)	(1,587,287)	97.2
Paladin Energy Ltd.	(1,397,318)	(842,199)	51.6
Perpetual Ltd.	(30,090)	(367,864)	22.5
PEXA Group Ltd.	(54,112)	(375,318)	23.0
Sayona Mining Ltd.	(26,690,835).	(1,282,631)	78.6
Silex Systems Ltd.	(86,052)	(176,185)	10.8
SmartGroup Corp. Ltd.	(14,485)	(79,193)	4.9
TPG Telecom Ltd.	(56,990)	(187,991)	11.5
Webjet Ltd.	(453,297)	(1,762,259)	108.0

		(16,645,082)

Austria
CA Immobilien Anlagen AG	(51,554)	(1,740,121)	106.6
EVN AG	(5,869)	(159,009)	9.8

		(1,899,130)

Belgium
Ackermans & van Haaren NV	(14,841)	(2,199,251)	134.7
Azelis Group NV	(13,936)	(237,363)	14.6
Biocartis Group NV	(30)	0	0.0
bpost SA	(82,131)	(444,152)	27.2
Kinepolis Group NV	(11,497)	(566,086)	34.7
Xior Student Housing NV	(8,186)	(235,129)	14.4

		(3,681,981)

Bermuda
Conduit Holdings Ltd.	(61,553)	(329,386)	20.2

Canada
ADENTRA, Inc.	(11,090)	(207,164)	12.7
Altius Minerals Corp.	(6,734)	(99,754)	6.1
Andlauer Healthcare Group, Inc.	(8,293)	(236,732)	14.5
Badger Infrastructure Solutions Ltd.	(13,457)	(362,771)	22.2
Boyd Group Services, Inc.	(2,237)	(388,609)	23.8
Brookfield Business Corp.	(19,079)	(275,275)	16.9
Canadian Western Bank	(84,184)	(1,696,300)	103.9
Choice Properties REIT	(4,621)	(40,455)	2.5
Cogeco Communications, Inc.	(22,355)	(898,880)	55.1
Cogeco, Inc.	(8,602)	(298,197)	18.3
Converge Technology Solutions Corp.	(28)	(57)	0.0
Definity Financial Corp.	(32,352)	(910,670)	55.8
Equinox Gold Corp.	(36,669)	(163,474)	10.0
Filo Corp.	(28,653)	(380,862)	23.3
Hammond Power Solutions, Inc.	(1,963)	(101,878)	6.2
Headwater Exploration, Inc.	(55,779)	(305,582)	18.7
Hudbay Minerals, Inc.	(54,683)	(243,280)	14.9
K92 Mining, Inc.	(62,405)	(229,689)	14.1
Linamar Corp.	(2,042)	(89,711)	5.5
Lumine Group, Inc.	(21,684)	(276,978)	17.0
MAG Silver Corp.	(21,991)	(224,335)	13.7
Maple Leaf Foods, Inc.	(25,922)	(524,666)	32.1
Martinrea International, Inc.	(22,245)	(186,964)	11.5
Minto Apartment REIT	(135,629)	(1,296,923)	79.5
North West Co., Inc.	(4,671)	(121,318)	7.4
Orla Mining Ltd.	(44,373)	(138,720)	8.5

Security	Shares	Value	% of Basket Value

Canada (continued)
Savaria Corp.	(33,130)	$(302,153)	18.5%
Shawcor Ltd.	(1,444)	(15,411)	1.0
Sienna Senior Living, Inc.	(39,264)	(289,606)	17.7
SilverCrest Metals, Inc.	(148,988)	(751,074)	46.0
Skeena Resources Ltd.	(121,685)	(448,888)	27.5
Spartan Delta Corp.	(77,146)	(252,433)	15.5
Spin Master Corp.	(5,237)	(127,748)	7.8
Stella-Jones, Inc.	(26,392)	(1,400,845)	85.8
StorageVault Canada, Inc.	(120,397)	(380,082)	23.3
Triple Flag Precious Metals Corp.	(23,734)	(307,040)	18.8
Trisura Group Ltd.	(8,207)	(183,897)	11.3
Winpak Ltd.	(19,829)	(550,489)	33.7

		(14,708,910)

China
Theme International Holdings Ltd.	(540,000)	(40,105)	2.5
TI Fluid Systems PLC	(166,621)	(251,597)	15.4

		(291,702)

Colombia
Frontera Energy Corp.	(8,851)	(76,308)	4.7

Denmark
NTG Nordic Transport Group A/S	(6,158)	(244,068)	15.0

Egypt
Energean PLC	(61,577)	(641,161)	39.3

Finland
Huhtamaki OYJ	(9,236)	(316,959)	19.4
Metsa Board OYJ	(117,408)	(887,153)	54.4
Tietoevry OYJ	(34,038)	(713,156)	43.7
Tokmanni Group Corp.	(48,060)	(647,804)	39.7

		(2,565,072)

France
Alten SA	(5,173)	(611,256)	37.5
Derichebourg SA	(21,220)	(91,802)	5.6
Elior Group SA	(62,821)	(118,998)	7.3
Imerys SA	(28,137)	(744,695)	45.6
Interparfums SA	(2,565)	(121,232)	7.4
IPSOS SA	(11,739)	(570,182)	34.9
Mersen SA	(15,042)	(498,426)	30.5
Metropole Television SA	(76,887)	(961,937)	58.9
Neoen SA	(25,738)	(678,559)	41.6
SES-imagotag SA	(3,254)	(325,130)	19.9
Societe BIC SA	(17,067)	(1,070,339)	65.6
Sopra Steria Group SACA	(1,666)	(298,518)	18.3
Verallia SA	(2,606)	(85,309)	5.2
Virbac SA	(1,164)	(333,641)	20.5

		(6,510,024)

Germany
1&1 AG	(1,385)	(23,781)	1.4
Dermapharm Holding SE	(8,054)	(311,109)	19.1
DIC Asset AG	(21,669)	(89,508)	5.5
Eckert & Ziegler Strahlen- und Medizintechnik AG	(4,545)	(179,007)	11.0
Encavis AG	(25,751)	(335,670)	20.6
Energiekontor AG	(5,849)	(431,578)	26.4
Fielmann AG	(3,896)	(167,507)	10.3
Hensoldt AG	(12,201)	(360,859)	22.1
HOCHTIEF AG	(5,850)	(604,964)	37.1
Mercer International, Inc.	(17,926)	(142,333)	8.7
Norma Group SE	(26,547)	(467,490)	28.6

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Germany (continued)
PNE AG	(75,119)	$(952,351)	58.3%
PVA Tepla AG	(24,650)	(374,049)	22.9
Siltronic AG	(2,538)	(217,677)	13.3
Sixt SE	(5,756)	(496,302)	30.4
Software AG	(1,045)	(35,216)	2.2
Stroeer SE & Co. KGaA	(4,672)	(213,367)	13.1
Thyssenkrupp Nucera AG & Co. KGaa	(12,172)	(181,574)	11.1

		(5,584,342)

Ghana
Kosmos Energy Ltd.	(36,185)	(261,980)	16.1
Tullow Oil PLC	(3,206,723)	(1,299,275)	79.6

		(1,561,255)

Hong Kong
Cowell e Holdings, Inc.	(103,000)	(247,331)	15.2
Super Hi International Holding Ltd.	(9,000)	(14,935)	0.9

		(262,266)

Indonesia
Golden Agri-Resources Ltd.	(681,700)	(134,573)	8.3
Nickel Industries Ltd.	(1,206,780)	(574,739)	35.2

		(709,312)

Ireland
Ardmore Shipping Corp.	(29,490)	(391,922)	24.0
C&C Group PLC	(442,462)	(752,371)	46.1
Keywords Studios PLC	(5,461)	(87,169)	5.3

		(1,231,462)

Israel
Airport City Ltd.	(1,104)	(14,629)	0.9
Israel Corp. Ltd.	(7,625)	(1,654,982)	101.4
Maytronics Ltd.	(17,170)	(160,731)	9.8
Nano-X Imaging Ltd.	(1,845)	(9,317)	0.6
Shufersal Ltd.	(8,533)	(36,243)	2.2
Strauss Group Ltd.	(34,459)	(640,833)	39.3

		(2,516,735)

Italy
ACEA SpA	(6,719)	(80,764)	4.9
BFF Bank SpA	(28,555)	(274,021)	16.8
Eurogroup Laminations SpA	(97,491)	(319,546)	19.6
Illimity Bank SpA	(8,037)	(40,882)	2.5
Industrie De Nora SpA	(44,834)	(632,437)	38.7
MFE-MediaForEurope NV	(53,431)	(97,046)	5.9
Salvatore Ferragamo SpA	(12,681)	(154,864)	9.5
Tamburi Investment Partners SpA	(2,269)	(18,993)	1.2
Technogym SpA	(39,430)	(296,281)	18.2
Technoprobe SpA	(20,985)	(152,647)	9.4

		(2,067,481)

Japan
Activia Properties, Inc.	(44)	(120,497)	7.4
ADEKA Corp.	(15,000)	(254,309)	15.6
Advance Logistics Investment Corp.	(572)	(472,385)	28.9
Advance Residence Investment Corp.	(65)	(143,497)	8.8
Aeon Mall Co. Ltd.	(27,600)	(318,145)	19.5
AEON REIT Investment Corp.	(262)	(252,844)	15.5
Aichi Financial Group, Inc.	(31,900)	(508,883)	31.2
Aiful Corp.	(281,000)	(716,989)	43.9
Airtrip Corp.	(36,600)	(444,398)	27.2
Amvis Holdings, Inc.	(22,000)	(380,293)	23.3
AOKI Holdings, Inc.	(5,600)	(37,167)	2.3

Security	Shares	Value	% of Basket Value

Japan (continued)
Appier Group, Inc.	(52,200)	$(436,589)	26.7%
Arclands Corp.	(118,800)	(1,288,459)	78.9
ARE Holdings, Inc.	(66,400)	(852,004)	52.2
Ariake Japan Co. Ltd.	(14,900)	(477,511)	29.3
Asahi Yukizai Corp.	(5,700)	(141,482)	8.7
ASKUL Corp.	(29,500)	(390,428)	23.9
Atom Corp.	(165,000)	(1,003,079)	61.5
Autobacs Seven Co. Ltd.	(47,800)	(498,152)	30.5
Base Co. Ltd.	(4,700)	(133,522)	8.2
C Uyemura & Co. Ltd.	(8,700)	(479,056)	29.3
Casio Computer Co. Ltd.	(80,000)	(649,505)	39.8
Central Glass Co. Ltd.	(1,200)	(22,743)	1.4
Change Holdings, Inc.	(33,100)	(342,251)	21.0
Chikaranomoto Holdings Co., Ltd.	(10,000)	(126,532)	7.8
CKD Corp.	(12,500)	(159,538)	9.8
Comforia Residential REIT, Inc.	(35)	(74,871)	4.6
COMSYS Holdings Corp.	(36,100)	(752,561)	46.1
Cover Corp.	(1,400)	(22,436)	1.4
CRE Logistics REIT, Inc.	(304)	(323,874)	19.8
CUC, Inc.	(10,000)	(173,568)	10.6
Cybozu, Inc.	(2,700)	(34,068)	2.1
Daiei Kankyo Co. Ltd.	(34,500)	(482,237)	29.5
Daiken Corp.	(13,800)	(277,498)	17.0
Daikokutenbussan Co. Ltd.	(5,600)	(240,452)	14.7
Daishi Hokuetsu Financial Group, Inc.	(13,100)	(346,505)	21.2
Daiwa Office Investment Corp.	(68)	(301,247)	18.5
Daiwabo Holdings Co. Ltd.	(9,200)	(177,222)	10.9
DCM Holdings Co. Ltd.	(167,300)	(1,322,360)	81.0
DeNA Co. Ltd.	(43,200)	(426,953)	26.2
Descente Ltd.	(23,500)	(664,240)	40.7
Dexerials Corp.	(29,000)	(671,477)	41.1
Duskin Co. Ltd.	(24,200)	(534,653)	32.8
DyDo Group Holdings, Inc.	(4,500)	(176,368)	10.8
Eagle Industry Co., Ltd.	(1,700)	(18,738)	1.1
EDION Corp.	(71,800)	(725,171)	44.4
en Japan, Inc.	(2,400)	(36,258)	2.2
Enplas Corp.	(7,200)	(408,045)	25.0
Ferrotec Holdings Corp.	(25,900)	(461,803)	28.3
First Bank of Toyama Ltd.	(8,900)	(58,953)	3.6
Freee KK	(1,100)	(18,618)	1.1
Fuji Co. Ltd.	(6,200)	(79,341)	4.9
Fuji Media Holdings, Inc.	(99,500)	(1,001,077)	61.3
Fuji Seal International, Inc.	(3,600)	(40,647)	2.5
Fuji Soft, Inc.	(13,700)	(499,678)	30.6
Fujio Food Group, Inc.	(31,900)	(298,910)	18.3
Fukuyama Transporting Co. Ltd.	(18,700)	(517,575)	31.7
Furuya Metal Co. Ltd.	(1,100)	(72,160)	4.4
Fuso Chemical Co. Ltd.	(22,000)	(605,962)	37.1
Future Corp.	(10,100)	(116,592)	7.1
Genda, Inc.	(1,700)	(21,069)	1.3
Geo Holdings Corp.	(2,700)	(42,749)	2.6
Globeride, Inc.	(24,200)	(316,486)	19.4
GMO Financial Holdings, Inc.	(33,300)	(153,388)	9.4
Goldwin, Inc.	(900)	(57,515)	3.5
GungHo Online Entertainment, Inc.	(27,200)	(415,014)	25.4
Hachijuni Bank Ltd.	(168,100)	(969,642)	59.4
Hakuto Co. Ltd.	(9,000)	(308,362)	18.9
Hankyu Hanshin REIT, Inc.	(167)	(158,986)	9.7
Haseko Corp.	(57,100)	(712,210)	43.6
Heiwa Corp.	(7,900)	(113,322)	6.9
Heiwa Real Estate REIT, Inc.	(937)	(887,949)	54.4

84	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Hirata Corp.	(5,800)	$(267,611)	16.4%
Hirogin Holdings, Inc.	(39,100)	(251,943)	15.4
HIS Co. Ltd.	(84,900)	(970,858)	59.5
Hisamitsu Pharmaceutical Co., Inc.	(24,500)	(792,290)	48.5
Hitachi Zosen Corp.	(8,700)	(46,021)	2.8
Hokuetsu Corp.	(86,100)	(668,408)	40.9
Hokuhoku Financial Group, Inc.	(83,700)	(989,650)	60.6
Hoshino Resorts REIT, Inc.	(347)	(1,384,468)	84.8
Hosiden Corp.	(4,500)	(53,612)	3.3
House Foods Group, Inc.	(5,400)	(115,524)	7.1
Hyakugo Bank Ltd.	(99,600)	(381,340)	23.4
Ichibanya Co. Ltd.	(3,100)	(110,790)	6.8
Idec Corp.	(22,900)	(416,185)	25.5
Iino Kaiun Kaisha Ltd.	(65,700)	(477,329)	29.2
Inabata & Co. Ltd.	(27,400)	(579,639)	35.5
Insource Co. Ltd.	(37,000)	(221,109)	13.5
Invincible Investment Corp.	(893)	(348,084)	21.3
Iriso Electronics Co. Ltd.	(5,300)	(126,953)	7.8
Iyogin Holdings, Inc.	(30,100)	(219,544)	13.4
Izumi Co. Ltd.	(38,900)	(997,054)	61.1
J Trust Co. Ltd.	(24,100)	(77,442)	4.7
Japan Aviation Electronics Industry Ltd.	(37,700)	(720,171)	44.1
Japan Communications, Inc.	(37,600)	(52,250)	3.2
Japan Logistics Fund, Inc.	(269)	(505,214)	31.0
Japan Material Co. Ltd.	(3,400)	(48,500)	3.0
Japan Prime Realty Investment Corp.	(50)	(118,421)	7.3
Japan Steel Works Ltd.	(13,500)	(222,204)	13.6
Joyful Honda Co. Ltd.	(13,500)	(160,658)	9.8
Juroku Financial Group, Inc.	(19,500)	(532,063)	32.6
Kadokawa Corp.	(168,600)	(3,293,217)	201.8
Kagome Co. Ltd.	(51,600)	(1,086,200)	66.5
Kamigumi Co. Ltd.	(8,300)	(170,669)	10.5
Kanto Denka Kogyo Co. Ltd.	(21,600)	(115,504)	7.1
KeePer Technical Laboratory Co. Ltd.	(10,200)	(389,680)	23.9
Keihan Holdings Co. Ltd.	(71,000)	(1,758,504)	107.7
Keikyu Corp.	(25,300)	(217,269)	13.3
KH Neochem Co. Ltd.	(12,900)	(197,978)	12.1
Kisoji Co. Ltd.	(25,400)	(454,373)	27.8
Ki-Star Real Estate Co. Ltd.	(41,900)	(1,196,708)	73.3
Kiyo Bank Ltd.	(70,900)	(741,431)	45.4
Koa Corp.	(85,500)	(836,917)	51.3
Kohnan Shoji Co. Ltd.	(45,000)	(1,182,302)	72.4
Komehyo Holdings Co. Ltd.	(700)	(22,273)	1.4
Komeri Co. Ltd.	(46,000)	(966,037)	59.2
Kosaido Holdings Co. Ltd.	(10,100)	(200,355)	12.3
K’s Holdings Corp.	(60,000)	(565,798)	34.7
Kura Sushi, Inc.	(55,100)	(1,327,702)	81.3
Kusuri no Aoki Holdings Co. Ltd.	(11,300)	(749,596)	45.9
KYB Corp.	(27,700)	(829,562)	50.8
Lintec Corp.	(7,800)	(130,663)	8.0
Mabuchi Motor Co. Ltd.	(3,800)	(110,085)	6.7
Maeda Kosen Co. Ltd.	(2,400)	(47,282)	2.9
Makino Milling Machine Co. Ltd.	(11,700)	(494,951)	30.3
Management Solutions Co. Ltd.	(12,700)	(223,738)	13.7
Maruichi Steel Tube Ltd.	(6,400)	(160,998)	9.9
Maruwa Co. Ltd.	(9,300)	(1,651,149)	101.2
Mebuki Financial Group, Inc.	(230,500)	(706,546)	43.3
MEC Co. Ltd.	(14,200)	(327,476)	20.1
Medley, Inc.	(9,600)	(281,042)	17.2
Meiko Electronics Co. Ltd.	(6,300)	(132,515)	8.1
Mirai Corp.	(100)	(30,616)	1.9

Security	Shares	Value	% of Basket Value

Japan (continued)
Mitsubishi Estate Logistics REIT Investment Corp.	(276)	$(703,913)	43.1%
Mitsubishi Logistics Corp.	(9,400)	(249,151)	15.3
Mitsuboshi Belting Ltd.	(18,400)	(538,619)	33.0
Mitsui Fudosan Logistics Park, Inc.	(126)	(385,677)	23.6
Mitsui-Soko Holdings Co. Ltd.	(13,800)	(398,179)	24.4
Mizuno Corp.	(1,400)	(41,576)	2.5
Mori Hills REIT Investment Corp.	(88)	(83,474)	5.1
Mori Trust REIT, Inc.	(78)	(38,530)	2.4
Morinaga Milk Industry Co. Ltd.	(24,100)	(951,663)	58.3
m-up Holdings, Inc.	(7,900)	(64,723)	4.0
Musashi Seimitsu Industry Co. Ltd.	(43,800)	(427,497)	26.2
Musashino Bank Ltd.	(7,400)	(141,335)	8.7
Nachi-Fujikoshi Corp.	(8,800)	(222,280)	13.6
Nagoya Railroad Co. Ltd.	(40,800)	(578,720)	35.5
Nakayama Steel Works Ltd.	(28,700)	(166,190)	10.2
Namura Shipbuilding Co. Ltd.	(51,900)	(277,271)	17.0
Nankai Electric Railway Co. Ltd.	(55,900)	(1,084,016)	66.4
Nanto Bank Ltd.	(35,300)	(643,773)	39.4
NEC Networks & System Integration Corp.	(4,700)	(64,262)	3.9
Nifco, Inc.	(10,300)	(245,098)	15.0
Nihon Kohden Corp.	(26,400)	(631,991)	38.7
Nikkiso Co. Ltd.	(8,900)	(57,434)	3.5
Nikkon Holdings Co. Ltd.	(31,000)	(666,527)	40.8
Nippon Accommodations Fund, Inc.	(87)	(355,243)	21.8
Nippon Carbon Co. Ltd.	(29,000)	(861,276)	52.8
Nippon Electric Glass Co. Ltd.	(105,900)	(2,143,595)	131.3
Nippon Kayaku Co. Ltd.	(70,600)	(614,446)	37.6
Nippon Pillar Packing Co. Ltd.	(3,200)	(80,974)	5.0
Nippon REIT Investment Corp.	(50)	(116,960)	7.2
Nippon Television Holdings, Inc.	(61,000)	(601,015)	36.8
Nippon Thompson Co. Ltd.	(5,400)	(19,516)	1.2
Nippon Yakin Kogyo Co. Ltd.	(23,200)	(626,778)	38.4
Nishimatsu Construction Co. Ltd.	(24,000)	(585,235)	35.9
Nishimatsuya Chain Co. Ltd.	(80,900)	(1,050,791)	64.4
Nitto Boseki Co. Ltd.	(2,600)	(58,849)	3.6
NOF Corp.	(6,600)	(263,929)	16.2
Nojima Corp.	(71,400)	(644,314)	39.5
Nomura Micro Science Co. Ltd.	(20,300)	(1,050,780)	64.4
NS Solutions Corp.	(1,500)	(43,859)	2.7
NS United Kaiun Kaisha Ltd.	(25,600)	(737,291)	45.2
NTT UD REIT Investment Corp.	(318)	(266,008)	16.3
OBIC Business Consultants Co. Ltd.	(9,000)	(390,934)	23.9
Ogaki Kyoritsu Bank Ltd.	(36,400)	(514,888)	31.5
Ohsho Food Service Corp.	(4,900)	(229,749)	14.1
Oisix ra daichi, Inc.	(30,600)	(235,929)	14.5
OKUMA Corp.	(3,800)	(158,714)	9.7
One REIT, Inc.	(309)	(542,369)	33.2
Optorun Co. Ltd.	(17,000)	(199,463)	12.2
Organo Corp.	(16,700)	(556,806)	34.1
Orient Corp.	(27,600)	(208,467)	12.8
Osaka Soda Co. Ltd.	(27,400)	(1,626,974)	99.7
OSAKA Titanium Technologies Co. Ltd.	(3,600)	(77,915)	4.8
OSG Corp.	(50,600)	(585,426)	35.9
PAL GROUP Holdings Co. Ltd.	(37,900)	(496,544)	30.4
Penta-Ocean Construction Co. Ltd.	(21,100)	(125,662)	7.7
Piolax, Inc.	(30,700)	(459,417)	28.1
PKSHA Technology, Inc.	(3,100)	(53,529)	3.3
Press Kogyo Co. Ltd.	(22,500)	(97,725)	6.0
Rengo Co. Ltd.	(180,500)	(1,210,666)	74.2
RENOVA, Inc.	(45,900)	(334,494)	20.5

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Resorttrust, Inc.	(9,100)	$(131,168)	8.0%
Riken Keiki Co. Ltd.	(10,000)	(415,115)	25.4
Ringer Hut Co. Ltd.	(38,000)	(587,909)	36.0
Roland Corp.	(14,300)	(418,655)	25.6
Rorze Corp.	(21,800)	(1,644,786)	100.8
Ryosan Co. Ltd.	(2,800)	(89,425)	5.5
Sakata Seed Corp.	(3,800)	(103,659)	6.4
SAMTY Co. Ltd.	(28,300)	(471,555)	28.9
Sangetsu Corp.	(34,900)	(664,776)	40.7
San-In Godo Bank Ltd.	(3,200)	(22,253)	1.4
Sankei Real Estate, Inc.	(53)	(32,428)	2.0
Sanyo Denki Co. Ltd.	(8,300)	(311,845)	19.1
Sanyo Special Steel Co. Ltd.	(800)	(13,833)	0.8
SBI Sumishin Net Bank Ltd.	(47,600)	(507,538)	31.1
SBS Holdings, Inc.	(16,800)	(302,097)	18.5
Seiren Co. Ltd.	(15,000)	(225,306)	13.8
Senko Group Holdings Co. Ltd.	(66,500)	(464,402)	28.5
Senshu Ikeda Holdings, Inc.	(36,200)	(85,998)	5.3
Septeni Holdings Co. Ltd.	(77,300)	(219,594)	13.5
Shibaura Electronics Co. Ltd.	(300)	(11,373)	0.7
Shibaura Mechatronics Corp.	(1,000)	(43,846)	2.7
Shiga Bank Ltd.	(37,500)	(1,004,221)	61.5
Shin Nippon Biomedical Laboratories Ltd.	(10,200)	(115,293)	7.1
Shoei Co. Ltd.	(36,200)	(487,392)	29.9
SKY Perfect JSAT Holdings, Inc.	(124,500)	(583,798)	35.8
SOSiLA Logistics REIT, Inc.	(840)	(674,741)	41.3
Sotetsu Holdings, Inc.	(16,700)	(298,825)	18.3
SRE Holdings Corp.	(3,400)	(52,797)	3.2
Star Asia Investment Corp.	(634)	(241,783)	14.8
Star Micronics Co. Ltd.	(26,500)	(323,119)	19.8
Starts Proceed Investment Corp.	(130)	(181,084)	11.1
Sumitomo Bakelite Co. Ltd.	(13,500)	(608,800)	37.3
Sumitomo Rubber Industries Ltd.	(94,900)	(975,853)	59.8
T Hasegawa Co. Ltd.	(18,900)	(401,331)	24.6
Takara Holdings, Inc.	(84,300)	(711,948)	43.6
Takara Leben Real Estate Investment Corp.	(1,650)	(1,095,016)	67.1
Tamura Corp.	(42,200)	(139,482)	8.5
T-Gaia Corp.	(10,500)	(126,692)	7.8
Toagosei Co. Ltd.	(31,500)	(292,838)	17.9
Tocalo Co. Ltd.	(29,500)	(270,238)	16.6
Toei Co. Ltd.	(6,600)	(785,505)	48.1
Toho Bank Ltd.	(328,000)	(642,321)	39.4
Toho Holdings Co. Ltd.	(19,900)	(454,344)	27.8
TOKAI Holdings Corp.	(97,500)	(637,051)	39.0
Tokyo Kiraboshi Financial Group, Inc.	(12,700)	(379,963)	23.3
Tokyo Steel Manufacturing Co. Ltd.	(76,600)	(896,962)	55.0
Tokyotokeiba Co. Ltd.	(4,200)	(110,205)	6.8
TOMONY Holdings, Inc.	(123,600)	(421,810)	25.8
Tomy Co. Ltd.	(17,900)	(250,164)	15.3
Topre Corp.	(5,100)	(55,702)	3.4
Toridoll Holdings Corp.	(14,800)	(362,664)	22.2
Towa Corp.	(19,200)	(666,192)	40.8
Toyo Construction Co. Ltd.	(26,800)	(221,640)	13.6
Toyo Gosei Co. Ltd.	(3,600)	(151,650)	9.3
Transcosmos, Inc.	(18,700)	(386,033)	23.6
Tri Chemical Laboratories, Inc.	(64,800)	(1,396,582)	85.6
TV Asahi Holdings Corp.	(43,100)	(470,918)	28.9
Universal Entertainment Corp.	(3,100)	(44,840)	2.7
Valqua Ltd.	(3,700)	(92,560)	5.7
Wacoal Holdings Corp.	(53,800)	(1,246,434)	76.4
Weathernews, Inc.	(6,500)	(257,887)	15.8

Security	Shares	Value	% of Basket Value

Japan (continued)
WingArc1st, Inc.	(3,300)	$(59,871)	3.7%
Workman Co. Ltd.	(26,400)	(690,326)	42.3
Yamaichi Electronics Co. Ltd.	(7,700)	(90,255)	5.5
YA-MAN Ltd.	(114,700)	(817,932)	50.1
Yamato Kogyo Co. Ltd.	(12,200)	(592,364)	36.3
Yodogawa Steel Works Ltd.	(7,700)	(182,716)	11.2
Yonex Co. Ltd.	(60,800)	(667,431)	40.9
Zojirushi Corp.	(30,200)	(314,793)	19.3

		(114,811,895)

Jersey
Ithaca Energy PLC	(17,813)	(36,346)	2.2

Luxembourg
Majorel Group Luxembourg SA	(20,675)	(652,938)	40.0
RTL Group	(11,006)	(384,750)	23.6

		(1,037,688)

Malta
Gambling.com Group Ltd.	(2,097)	(27,177)	1.7

Netherlands
AMG Critical Materials NV	(12,291)	(319,953)	19.6
Arcadis NV	(19,187)	(809,497)	49.6
Basic-Fit NV	(766)	(19,556)	1.2
Corbion NV	(32,014)	(553,395)	33.9
Flow Traders Ltd.	(74,399)	(1,357,193)	83.1
SIF Holding NV	(9)	(86)	0.0
TKH Group NV	(14,063)	(513,503)	31.5
Van Lanschot Kempen NV, GDR	(4,569)	(122,964)	7.5

		(3,696,147)

New Zealand
Fisher & Paykel Healthcare Corp. Ltd.	(5)	(60)	0.0
Fletcher Building Ltd.	(45,558)	(116,005)	7.1
Mainfreight Ltd.	(17,578)	(597,728)	36.6

		(713,793)

Norway
Crayon Group Holding ASA	(19,842)	(117,499)	7.2
Dof Group ASA	(48,135)	(232,810)	14.3
Entra ASA	(10,184)	(81,279)	5.0
Europris ASA	(28,610)	(165,705)	10.1
Hoegh Autoliners ASA	(56,107)	(462,894)	28.3
MPC Container Ships ASA	(20,192)	(29,276)	1.8
NEL ASA	(1,939,021)	(1,297,134)	79.5
Norske Skog ASA	(40,077)	(149,997)	9.2
Norwegian Air Shuttle ASA	(135,480)	(99,735)	6.1
PGS ASA	(49,746)	(46,001)	2.8

		(2,682,330)

Philippines
TELUS International CDA, Inc.	(85,033)	(555,095)	34.0

Portugal
Altri SGPS SA	(32,941)	(159,053)	9.7

Puerto Rico
First BanCorp/Puerto Rico	(26,499)	(353,762)	21.7
Liberty Latin America Ltd.	(18,983)	(130,033)	7.9

		(483,795)

Singapore
AEM Holdings Ltd.	(158,800)	(401,859)	24.6
Capitaland China Trust	(15,000)	(8,664)	0.5
Mapletree Industrial Trust	(9,200)	(14,477)	0.9

86	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Singapore (continued)
Parkway Life REIT	(27,700)	$(68,033)	4.2%
SATS Ltd.	(118,800)	(213,845)	13.1
Sheng Siong Group Ltd.	(557,300)	(631,565)	38.7

		(1,338,443)

Spain
Acerinox SA	(43,173)	(419,873)	25.7
Befesa SA	(19,382)	(565,926)	34.7
Ence Energia y Celulosa SA	(147,545)	(440,482)	27.0
Faes Farma SA	(107,077)	(335,723)	20.5
Gestamp Automocion SA	(32,293)	(118,600)	7.2
Grenergy Renovables SA	(9,236)	(218,969)	13.4
Laboratorios Farmaceuticos Rovi SA	(2,470)	(131,851)	8.1
Sacyr SA	(96,050)	(277,165)	17.0
Solaria Energia y Medio Ambiente SA	(49,810)	(745,809)	45.7
Vidrala SA	(9,522)	(706,282)	43.3
Viscofan SA	(3,472)	(200,323)	12.3

		(4,161,003)

Sweden
AcadeMedia AB	(24)	(102)	0.0
Clas Ohlson AB, B Shares	(14,141)	(152,091)	9.3
Dometic Group AB	(14,009)	(88,318)	5.4
Hemnet Group AB	(20,089)	(357,198)	21.9
Hufvudstaden AB, A Shares	(48,890)	(533,165)	32.7
JM AB	(209)	(2,290)	0.1
Lindab International AB	(13,594)	(213,620)	13.1
OX2 AB, Class B	(117,074)	(484,524)	29.7
Pandox AB, Class B	(7,590)	(76,430)	4.7
Paradox Interactive AB	(2,759)	(53,757)	3.3
Peab AB	(19,379)	(74,004)	4.5
Stillfront Group AB	(110,437)	(117,718)	7.2
Wihlborgs Fastigheter AB	(47,614)	(315,977)	19.4

		(2,469,194)

Switzerland
Allreal Holding AG	(8,391)	(1,362,979)	83.5
ALSO Holding AG, Registered Shares	(1,895)	(488,979)	30.0
Autoneum Holding AG	(7,966)	(917,128)	56.2
Cembra Money Bank AG	(17,966)	(1,251,873)	76.7
Comet Holding AG	(506)	(101,141)	6.2
Daetwyler Holding AG	(1,852)	(331,484)	20.3
EFG International AG	(14,570)	(177,005)	10.8
Emmi AG	(1,066)	(1,017,852)	62.4
Forbo Holding AG, Registered Shares	(804)	(897,173)	55.0
Garrett Motion, Inc.	(17,325)	(122,315)	7.5
Huber & Suhner AG	(917)	(63,494)	3.9
Interroll Holding AG, Registered Shares	(214)	(570,252)	34.9
Komax Holding AG, Registered Shares	(2,217)	(445,211)	27.3
Landis&Gyr Group AG	(10,381)	(778,222)	47.7
Leonteq AG	(3,725)	(162,240)	9.9
Meyer Burger Technology AG	(2,869,283)	(778,387)	47.7
Mobimo Holding AG, Registered Shares	(4,426)	(1,235,821)	75.7
Schweiter Technologies AG	(269)	(152,003)	9.3
Sensirion Holding Ag	(223)	(16,892)	1.0
SFS Group AG	(13,599)	(1,376,337)	84.3
Siegfried Holding AG, Registered Shares	(245)	(196,648)	12.0
SKAN Group AG	(3,886)	(296,717)	18.2
St Galler Kantonalbank AG, Registered Shares	(1,428)	(783,237)	48.0
Valiant Holding AG, Registered Shares	(4,214)	(465,271)	28.5

Security	Shares	Value	% of Basket Value

Switzerland (continued)
Vontobel Holding AG, Registered Shares	(7,869)	$(464,224)	28.4%
Zehnder Group AG	(2,405)	(125,740)	7.7

		(14,578,625)

United Kingdom
4imprint Group PLC	(1,348)	(82,891)	5.1
Allfunds Group PLC	(71,195)	(363,675)	22.3
Ascential PLC	(237,059)	(755,140)	46.3
Auction Technology Group PLC	(12,837)	(87,987)	5.4
Bellway PLC	(1,728)	(44,042)	2.7
Britvic PLC	(88,478)	(906,126)	55.5
Capita PLC	(948,237)	(194,283)	11.9
Ceres Power Holdings PLC	(2,067)	(5,006)	0.3
Coats Group PLC	(586,940)	(484,860)	29.7
Cranswick PLC	(4,134)	(176,671)	10.8
Crest Nicholson Holdings PLC	(133,306)	(260,651)	16.0
Currys PLC	(419,929)	(229,902)	14.1
Domino’s Pizza Group PLC	(312,975)	(1,312,977)	80.4
Dowlais Group PLC	(566,729)	(693,441)	42.5
Dr. Martens PLC	(195,117)	(278,126)	17.0
Dunelm Group PLC	(1,391)	(16,507)	1.0
Elementis PLC	(550,191)	(795,942)	48.7
Ergomed PLC	(16,272)	(266,720)	16.3
Finablr PLC	(44,203)	(307)	0.0
Frasers Group PLC	(7,524)	(73,566)	4.5
Future PLC	(2,991)	(32,216)	2.0
GB Group PLC	(49,740)	(145,208)	8.9
Genuit Group PLC	(121,902)	(395,463)	24.2
Home Reit PLC	(350,343)	(121,827)	7.5
Ibstock PLC	(127,164)	(190,402)	11.7
Lancashire Holdings Ltd.	(94,551)	(655,850)	40.2
LXI REIT PLC	(1,022,870)	(1,071,357)	65.6
Moonpig Group PLC	(564,560)	(1,136,235)	69.6
Navigator Holdings Ltd.	(3,039)	(42,698)	2.6
Oxford Nanopore Technologies PLC	(217,798)	(541,606)	33.2
Pagegroup PLC	(546,712)	(2,519,081)	154.3
Petrofac Ltd.	(548,849)	(315,594)	19.3
Rathbones Group PLC	(52,848)	(969,328)	59.4
Reach PLC	(302,417)	(281,908)	17.3
Renewi PLC	(75,203)	(539,868)	33.1
Renishaw PLC	(3,625)	(136,756)	8.4
Rotork PLC	(134,942)	(484,216)	29.7
Safestore Holdings PLC	(23,860)	(199,129)	12.2
Savills PLC	(10,816)	(104,064)	6.4
SSP Group PLC	(400,184)	(878,848)	53.8
Trainline PLC	(52,120)	(165,850)	10.1
Travis Perkins PLC	(64,134)	(580,852)	35.6
Victrex PLC	(23,038)	(387,513)	23.7
Volex PLC	(9,347)	(32,264)	2.0
Watches of Switzerland Group PLC	(53,903)	(330,789)	20.3
WH Smith PLC	(73,307)	(1,037,819)	63.6
Yellow Cake PLC	(437,203)	(2,949,706)	180.7

		(23,275,267)

United States
ABM Industries, Inc.	(25,137)	(988,890)	60.6
ACI Worldwide, Inc.	(1,794)	(36,544)	2.2
ACM Research, Inc., Class A	(997)	(13,559)	0.8
ACV Auctions, Inc., Class B	(6,480)	(86,378)	5.3
Adeia, Inc.	(33,844)	(285,305)	17.5
ADT, Inc.	(40,696)	(230,339)	14.1
ADTRAN Holdings, Inc.	(10,927)	(71,790)	4.4

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Aehr Test Systems	(3,383)	$(79,703)	4.9%
AeroVironment, Inc.	(191)	(21,900)	1.3
AerSale Corp.	(42,769)	(653,938)	40.1
Agiliti, Inc.	(16,181)	(91,099)	5.6
Alexander’s, Inc.	(1,151)	(216,376)	13.3
Allegiant Travel Co.	(12,228)	(814,629)	49.9
Alphatec Holdings, Inc.	(14,423)	(132,403)	8.1
AMC Networks, Inc.	(11,608)	(136,974)	8.4
Amerant Bancorp, Inc.	(10,660)	(194,332)	11.9
American Eagle Outfitters, Inc.	(55,596)	(971,262)	59.5
American States Water Co.	(3,089)	(241,096)	14.8
America’s Car-Mart, Inc.	(6,838)	(458,009)	28.1
Amplitude, Inc., Class A	(483)	(4,811)	0.3
ANI Pharmaceuticals, Inc.	(1,934)	(119,405)	7.3
Anterix, Inc.	(4,645)	(141,626)	8.7
Apollo Commercial Real Estate Finance, Inc.	(39,596)	(394,376)	24.2
Appfolio, Inc., Class A	(1,248)	(234,087)	14.3
Appian Corp., Class A	(19,771)	(780,164)	47.8
Applied Digital Corp.	(52,662)	(256,991)	15.7
Ares Commercial Real Estate Corp.	(31,900)	(292,523)	17.9
Arhaus, Inc., Class A	(7,570)	(65,253)	4.0
Arko Corp.	(19,046)	(143,797)	8.8
ARMOUR Residential REIT, Inc.	(12,540)	(182,708)	11.2
Array Technologies, Inc.	(12,896)	(223,488)	13.7
Artesian Resources Corp., Class A	(5,155)	(202,592)	12.4
Associated Banc-Corp	(1,727)	(27,995)	1.7
Astronics Corp.	(2,201)	(33,741)	2.1
Atlanta Braves Holdings, Inc., Class C	(13,560)	(471,617)	28.9
Atlantic Union Bankshares Corp.	(22,555)	(649,810)	39.8
Atlas Energy Solutions, Inc.	(48,757)	(887,865)	54.4
Avanos Medical, Inc.	(10,666)	(195,828)	12.0
AvePoint, Inc.	(32,429)	(242,893)	14.9
Avid Technology, Inc.	(31,089)	(840,025)	51.5
Azenta, Inc.	(8,522)	(387,325)	23.7
Babcock & Wilcox Enterprises, Inc.	(72,972)	(191,916)	11.8
Balchem Corp.	(13,498)	(1,569,008)	96.1
BancFirst Corp.	(6,005)	(487,066)	29.8
Bank First Corp.	(2,558)	(202,005)	12.4
Barnes Group, Inc.	(38,887)	(808,461)	49.5
Belden, Inc.	(8,103)	(574,503)	35.2
BGC Group, Inc.	(101,630)	(596,568)	36.5
BioLife Solutions, Inc.	(7,355)	(74,286)	4.6
Bloomin’ Brands, Inc.	(1,470)	(34,310)	2.1
BOK Financial Corp.	(4,047)	(265,159)	16.2
Boot Barn Holdings, Inc.	(17,175)	(1,193,662)	73.1
Boston Omaha Corp., Class A	(24,228)	(344,764)	21.1
BrightSpire Capital, Inc., Class A	(28,899)	(163,568)	10.0
Brinker International, Inc.	(875)	(29,680)	1.8
Broadstone Net Lease, Inc.	(16,378)	(231,749)	14.2
BRP Group, Inc., Class A	(31,768)	(664,904)	40.7
BRT Apartments Corp.	(1,049)	(17,025)	1.0
Buckle, Inc.	(9,231)	(311,731)	19.1
Business First Bancshares, Inc.	(2,015)	(39,373)	2.4
Cadre Holdings, Inc.	(1,248)	(35,006)	2.1
Calavo Growers, Inc.	(9,191)	(232,900)	14.3
Caleres, Inc.	(8,384)	(214,463)	13.1
California Water Service Group	(30,244)	(1,472,278)	90.2
Calix, Inc.	(10,698)	(354,318)	21.7
Cal-Maine Foods, Inc.	(6,991)	(316,762)	19.4
Camping World Holdings, Inc., Class A	(15,584)	(261,032)	16.0
Cardlytics, Inc.	(4,967)	(61,541)	3.8
Carpenter Technology Corp.	(5,845)	(366,598)	22.5

Security	Shares	Value	% of Basket Value

United States (continued)
Carriage Services, Inc., Class A	(7,597)	$(164,095)	10.1%
Carter’s, Inc.	(25,525)	(1,714,259)	105.0
Casella Waste Systems, Inc., Class A	(27,930)	(2,107,318)	129.1
Cass Information Systems, Inc.	(15,598)	(589,760)	36.1
Cathay General Bancorp	(37,137)	(1,259,316)	77.2
CBIZ, Inc.	(28,698)	(1,491,148)	91.4
CCC Intelligent Solutions Holdings, Inc.	(124,642)	(1,342,394)	82.2
Centrus Energy Corp., Class A	(12,849)	(681,896)	41.8
Certara, Inc.	(29,934)	(364,895)	22.4
Chico’s FAS, Inc.	(23,981)	(179,378)	11.0
Claros Mortgage Trust, Inc.	(1,686)	(17,585)	1.1
Cleanspark, Inc.	(58,653)	(240,477)	14.7
Clearfield, Inc.	(28,343)	(680,799)	41.7
Clearwater Analytics Holdings, Inc., Class A	(5,897)	(106,618)	6.5
CNA Financial Corp.	(3,032)	(122,493)	7.5
CNB Financial Corp.	(1,078)	(19,598)	1.2
CNX Resources Corp.	(24,565)	(533,552)	32.7
Coastal Financial Corp.	(4,661)	(173,249)	10.6
Collegium Pharmaceutical, Inc.	(8,625)	(187,680)	11.5
Columbia Financial, Inc.	(21,893)	(352,477)	21.6
Columbus McKinnon Corp.	(7,151)	(218,606)	13.4
Community Bank System, Inc.	(4,506)	(180,015)	11.0
Community Healthcare Trust, Inc.	(17,184)	(492,665)	30.2
Community Trust Bancorp, Inc.	(2,219)	(83,346)	5.1
Conduent, Inc.	(76,533)	(244,140)	15.0
CONMED Corp.	(2,669)	(260,121)	15.9
Consensus Cloud Solutions, Inc.	(30,384)	(655,991)	40.2
COPT Defense Properties	(8,714)	(198,679)	12.2
CoreCivic, Inc.	(7,194)	(91,364)	5.6
Covenant Logistics Group, Inc., Class A	(630)	(24,876)	1.5
Crescent Energy Co., Class A	(5,149)	(62,715)	3.8
CTS Corp.	(26,754)	(1,000,867)	61.3
Cymabay Therapeutics, Inc.	(17,565)	(287,715)	17.6
Cytek Biosciences, Inc.	(38,462)	(161,925)	9.9
Dave & Buster’s Entertainment, Inc.	(5,572)	(194,686)	11.9
Definitive Healthcare Corp., Class A	(33,334)	(192,004)	11.8
Denny’s Corp.	(6,678)	(57,564)	3.5
Dine Brands Global, Inc.	(33,926)	(1,672,213)	102.4
Distribution Solutions Group, Inc.	(5,996)	(180,779)	11.1
DMC Global, Inc.	(955)	(18,097)	1.1
DocGo, Inc.	(44,258)	(262,893)	16.1
Domo, Inc.	(7,274)	(59,356)	3.6
Dorman Products, Inc.	(8,341)	(518,643)	31.8
Douglas Dynamics, Inc.	(6,597)	(160,175)	9.8
Douglas Emmett, Inc.	(61,081)	(684,718)	41.9
Ducommun, Inc.	(7,833)	(374,731)	23.0
Dynex Capital, Inc.	(58,059)	(582,912)	35.7
Eagle Bulk Shipping, Inc.	(9,964)	(406,531)	24.9
Eastern Bankshares, Inc.	(3,337)	(36,740)	2.3
Ecovyst, Inc.	(2,104)	(19,357)	1.2
Edgewell Personal Care Co.	(24,348)	(849,745)	52.1
Embecta Corp.	(47,825)	(723,114)	44.3
Empire State Realty Trust, Inc.	(48,273)	(390,529)	23.9
Encore Capital Group, Inc.	(9,772)	(368,209)	22.6
Energizer Holdings, Inc.	(51,118)	(1,614,306)	98.9
Enhabit, Inc.	(19,912)	(146,751)	9.0
Enovix Corp.	(21,692)	(193,276)	11.8
EnPro Industries, Inc.	(4,344)	(482,445)	29.6
Enstar Group Ltd.	(2,074)	(491,476)	30.1
Enterprise Financial Services Corp.	(820)	(28,511)	1.7
EPR Properties	(61,598)	(2,630,235)	161.1
Equity Commonwealth	(52,900)	(1,001,926)	61.4

88	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Essential Properties Realty Trust, Inc.	(51,586)	$(1,132,313)	69.4%
Evolent Health, Inc., Class A	(10,114)	(247,085)	15.1
Evolus, Inc.	(7,765)	(59,014)	3.6
Evolv Technologies Holdings, Inc.	(78,476)	(333,523)	20.4
Excelerate Energy, Inc.	(10,534)	(149,793)	9.2
Expro Group Holdings NV	(17,605)	(277,279)	17.0
F&G Annuities & Life, Inc.	(12,691)	(389,487)	23.9
Farmers National Banc Corp.	(70,798)	(799,309)	49.0
Farmland Partners, Inc.	(19,246)	(200,543)	12.3
Fastly, Inc., Class A	(19,420)	(284,891)	17.5
Federal Signal Corp.	(3,184)	(184,799)	11.3
First Advantage Corp.	(24,839)	(323,155)	19.8
First Bancorp/Southern Pines NC	(32,481)	(942,599)	57.7
First Bancshares, Inc.	(3,269)	(79,175)	4.9
First Commonwealth Financial Corp.	(59,614)	(726,099)	44.5
First Community Bankshares, Inc.	(9,827)	(320,852)	19.7
First Hawaiian, Inc.	(1,427)	(25,586)	1.6
First Merchants Corp.	(15,575)	(425,353)	26.1
First Watch Restaurant Group, Inc.	(7,898)	(131,976)	8.1
FirstCash Holdings, Inc.	(8,750)	(953,050)	58.4
Flywire Corp.	(12,671)	(340,723)	20.9
Foot Locker, Inc.	(13,181)	(276,669)	17.0
FormFactor, Inc.	(4,942)	(167,435)	10.3
Franklin BSP Realty Trust, Inc.	(22,784)	(287,306)	17.6
Franklin Electric Co., Inc.	(937)	(81,257)	5.0
Freshpet, Inc.	(13,163)	(755,556)	46.3
Frontier Group Holdings, Inc.	(24,702)	(83,740)	5.1
FTAI Aviation Ltd.	(1,976)	(74,317)	4.6
Funko, Inc., Class A	(39,394)	(303,728)	18.6
FutureFuel Corp.	(14,397)	(94,300)	5.8
GEO Group, Inc.	(9,812)	(85,757)	5.3
German American Bancorp, Inc.	(3,817)	(104,319)	6.4
Getty Realty Corp.	(2,234)	(59,469)	3.6
Gladstone Commercial Corp.	(6,079)	(72,644)	4.5
Glaukos Corp.	(694)	(47,331)	2.9
Global Medical REIT, Inc.	(30,795)	(266,685)	16.3
Global Net Lease, Inc.	(28,070)	(222,876)	13.7
Gogo, Inc.	(58,835)	(617,767)	37.8
Goosehead Insurance, Inc.	(10,100)	(655,187)	40.1
GrafTech International Ltd.	(103,384)	(356,675)	21.9
Graham Holdings Co.	(1,149)	(664,949)	40.7
Great Southern Bancorp, Inc.	(5,201)	(258,594)	15.8
Greenbrier Cos, Inc.	(6,677)	(230,957)	14.1
Grid Dynamics Holdings, Inc.	(22,274)	(225,858)	13.8
Hallador Energy Co.	(16,265)	(227,385)	13.9
Hamilton Lane, Inc., Class A	(6,061)	(509,851)	31.2
Hanesbrands, Inc.	(28,429)	(119,118)	7.3
Harrow Health, Inc.	(9,058)	(129,846)	8.0
Hawkins, Inc.	(2,949)	(169,361)	10.4
Haynes International, Inc.	(1,712)	(73,659)	4.5
Helios Technologies, Inc.	(9,624)	(497,753)	30.5
Herbalife Ltd.	(1,273)	(18,140)	1.1
Heritage Commerce Corp.	(11,986)	(98,045)	6.0
Hibbett, Inc.	(21,950)	(1,011,236)	62.0
Highwoods Properties, Inc.	(24,672)	(441,382)	27.0
Hillman Solutions Corp.	(76,209)	(499,931)	30.6
Hilltop Holdings, Inc.	(5,689)	(157,130)	9.6
HireRight Holdings Corp.	(16,586)	(152,757)	9.4
Home BancShares, Inc.	(87,680)	(1,793,056)	109.8
Hudson Technologies, Inc.	(4,851)	(62,481)	3.8
Ichor Holdings Ltd.	(25,843)	(626,951)	38.4
IMAX Corp.	(21,770)	(396,432)	24.3

Security	Shares	Value	% of Basket Value

United States (continued)
Impinj, Inc.	(12,491)	$(807,044)	49.4%
Ingles Markets, Inc.	(15,849)	(1,271,407)	77.9
Innospec, Inc.	(9,065)	(888,370)	54.4
Innovative Industrial Properties, Inc.	(3,121)	(224,181)	13.7
Inspired Entertainment, Inc.	(1,086)	(10,838)	0.7
Integra LifeSciences Holdings Corp.	(4,227)	(152,003)	9.3
International Bancshares Corp.	(6,253)	(274,069)	16.8
Intrepid Potash, Inc.	(2,356)	(46,861)	2.9
InvenTrust Properties Corp.	(46,281)	(1,161,653)	71.2
IonQ, Inc.	(36,606)	(352,882)	21.6
iRhythm Technologies, Inc.	(7,927)	(622,428)	38.1
Ivanhoe Electric, Inc.	(3,095)	(31,693)	1.9
J & J Snack Foods Corp.	(128)	(20,046)	1.2
Jack in the Box, Inc.	(19,651)	(1,241,550)	76.1
Jackson Financial, Inc.	(24,401)	(895,761)	54.9
JBG SMITH Properties	(142,771)	(1,837,463)	112.6
John Bean Technologies Corp.	(791)	(82,280)	5.0
John Wiley & Sons, Inc.	(31,415)	(950,932)	58.3
Kadant, Inc.	(3,781)	(831,820)	51.0
Kinetik Holdings, Inc., Class A	(3,918)	(138,854)	8.5
KKR Real Estate Finance Trust, Inc.	(54,706)	(571,131)	35.0
Kratos Defense & Security Solutions, Inc.	(15,948)	(271,913)	16.7
Kura Sushi USA, Inc., Class A	(8,790)	(502,261)	30.8
Lakeland Financial Corp.	(3,663)	(180,403)	11.1
LCI Industries	(8,638)	(937,137)	57.4
Leonardo DRS, Inc.	(42,024)	(801,398)	49.1
Leslie’s, Inc.	(59,176)	(292,329)	17.9
Liberty Energy, Inc., Class A	(44,766)	(881,890)	54.0
Liberty Media Corp.-Liberty Live	(45,888)	(1,462,451)	89.6
Life Time Group Holdings, Inc.	(27,001)	(319,152)	19.6
Lightwave Logic, Inc.	(16,605)	(75,221)	4.6
Lindblad Expeditions Holdings, Inc.	(7,613)	(47,353)	2.9
Littelfuse, Inc.	(1,164)	(252,204)	15.5
LTC Properties, Inc.	(43,296)	(1,368,587)	83.8
Luminar Technologies, Inc., Class A	(36,534)	(115,813)	7.1
Madison Square Garden Entertainment Corp., Class A	(11,721)	(357,256)	21.9
Marathon Digital Holdings, Inc.	(111,699)	(984,068)	60.3
Maravai LifeSciences Holdings, Inc., Class A	(24,770)	(169,922)	10.4
Marqeta, Inc.	(6,282)	(32,478)	2.0
Marten Transport Ltd.	(4,530)	(79,637)	4.9
MasterCraft Boat Holdings, Inc.	(6,269)	(128,138)	7.9
MaxCyte, Inc.	(3,944)	(11,674)	0.7
MBIA, Inc.	(17,665)	(121,535)	7.4
MDU Resources Group, Inc.	(1,610)	(29,962)	1.8
MediaAlpha, Inc., Class A	(2,952)	(30,347)	1.9
Medifast, Inc.	(2,728)	(188,668)	11.6
Mercury Systems, Inc.	(11,468)	(412,619)	25.3
MeridianLink, Inc.	(15,192)	(249,453)	15.3
Mesa Laboratories, Inc.	(3,974)	(372,880)	22.8
Metropolitan Bank Holding Corp.	(2,219)	(71,918)	4.4
MFA Financial, Inc.	(1,634)	(14,526)	0.9
MGE Energy, Inc.	(1,350)	(96,701)	5.9
Middlesex Water Co.	(7,360)	(467,581)	28.6
Mission Produce, Inc.	(25,466)	(239,635)	14.7
Modine Manufacturing Co.	(4,582)	(180,989)	11.1
ModivCare, Inc.	(9,770)	(412,685)	25.3
Montauk Renewables, Inc.	(16,413)	(165,115)	10.1
Movado Group, Inc.	(25,859)	(720,432)	44.1
Mueller Water Products, Inc., Class A	(81,349)	(1,006,287)	61.6
National Bank Holdings Corp., Class A	(11,345)	(353,737)	21.7
National Cinemedia, Inc.	(48,212)	(188,509)	11.5

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
National Health Investors, Inc.	(2,758)	$(138,010)	8.5%
National Presto Industries, Inc.	(8,057)	(602,261)	36.9
National Western Life Group, Inc.	(2,776)	(1,329,426)	81.4
Navient Corp.	(30,538)	(485,860)	29.8
Navitas Semiconductor Corp., Class A	(23,713)	(124,256)	7.6
NBT Bancorp, Inc.	(23,059)	(771,785)	47.3
nCino, Inc.	(23,282)	(654,224)	40.1
Nelnet, Inc., Class A	(12,317)	(1,044,605)	64.0
NeoGenomics, Inc.	(7,829)	(109,763)	6.7
NETSTREIT Corp.	(111,486)	(1,588,675)	97.3
Newmark Group, Inc.	(15,869)	(89,977)	5.5
NewMarket Corp.	(696)	(335,576)	20.6
NextDecade Corp.	(32,185)	(141,292)	8.7
Nicolet Bankshares, Inc.	(7,450)	(542,509)	33.2
nLight, Inc.	(30,389)	(253,140)	15.5
Northern Oil and Gas, Inc.	(36,524)	(1,400,330)	85.8
Northfield Bancorp, Inc.	(15,418)	(132,595)	8.1
Northwest Bancshares, Inc.	(39,754)	(414,237)	25.4
Northwest Natural Holding Co.	(502)	(18,428)	1.1
NorthWestern Corp.	(43,670)	(2,096,597)	128.4
Novanta, Inc.	(11,296)	(1,491,750)	91.4
NuScale Power Corp.	(278,304)	(940,668)	57.6
NV5 Global, Inc.	(5,346)	(504,395)	30.9
One Liberty Properties, Inc.	(7,544)	(138,810)	8.5
OneSpan, Inc.	(17,807)	(140,675)	8.6
Open Lending Corp.	(26,667)	(159,735)	9.8
Origin Bancorp, Inc.	(21,636)	(640,209)	39.2
OrthoPediatrics Corp.	(10,393)	(254,213)	15.6
Papa John’s International, Inc.	(22,978)	(1,494,030)	91.5
Paragon 28, Inc.	(6,236)	(53,817)	3.3
Paramount Group, Inc.	(56,679)	(242,586)	14.9
Park National Corp.	(1,527)	(154,823)	9.5
Pathward Financial, Inc.	(664)	(30,073)	1.8
Patrick Industries, Inc.	(5,175)	(388,901)	23.8
Paycor HCM, Inc.	(30,517)	(658,557)	40.3
Peapack-Gladstone Financial Corp.	(5,549)	(129,680)	7.9
PennyMac Mortgage Investment Trust	(53,426)	(675,839)	41.4
Perficient, Inc.	(5,389)	(313,586)	19.2
Phathom Pharmaceuticals, Inc.	(20,230)	(188,139)	11.5
Phillips Edison & Co., Inc.	(51,311)	(1,811,791)	111.0
Phinia, Inc.	(1,060)	(27,433)	1.7
Piedmont Lithium, Inc.	(15,480)	(425,236)	26.1
Piedmont Office Realty Trust, Inc.	(84,778)	(441,693)	27.1
Piper Sandler Cos	(790)	(110,482)	6.8
Pitney Bowes, Inc.	(95,913)	(309,799)	19.0
Plexus Corp.	(15,764)	(1,549,916)	95.0
Plymouth Industrial REIT, Inc.	(38,486)	(767,411)	47.0
PolyPeptide Group AG	(14,734)	(279,827)	17.1
Portillo’s, Inc., Class A	(12,805)	(191,435)	11.7
PotlatchDeltic Corp.	(39,959)	(1,712,243)	104.9
Powell Industries, Inc.	(3,747)	(287,208)	17.6
PowerSchool Holdings, Inc., Class A	(24,036)	(478,797)	29.3
Premier, Inc., Class A	(19,813)	(380,806)	23.3
ProAssurance Corp.	(2,687)	(45,679)	2.8
PROCEPT BioRobotics Corp.	(27,880)	(746,905)	45.8
ProPetro Holding Corp.	(21,344)	(223,685)	13.7
PubMatic, Inc.	(9,848)	(110,987)	6.8
Pulmonx Corp.	(21,671)	(190,488)	11.7
PureCycle Technologies, Inc.	(48,753)	(216,951)	13.3
QIAGEN NV	(49,674)	(1,859,298)	113.9
Quanterix Corp.	(4,511)	(97,979)	6.0
Ramaco Resources, Inc.	(4,932)	(58,099)	3.6

Security	Shares	Value	% of Basket Value

United States (continued)
Ranpak Holdings Corp., Class A	(7,901)	$(24,967)	1.5%
RCI Hospitality Holdings, Inc.	(12,021)	(655,265)	40.1
Ready Capital Corp.	(96,089)	(906,119)	55.5
REC Silicon ASA	(77,581)	(103,543)	6.3
Red Rock Resorts, Inc.	(9,650)	(381,658)	23.4
Redwood Trust, Inc.	(11,755)	(73,821)	4.5
Reliance Worldwide Corp. Ltd.	(129,558)	(288,780)	17.7
Resideo Technologies, Inc.	(8,209)	(118,866)	7.3
Resources Connection, Inc.	(38,488)	(518,433)	31.8
Retail Opportunity Investments Corp.	(30,899)	(362,754)	22.2
Rocket Lab USA, Inc.	(106,371)	(449,949)	27.6
RXO, Inc.	(27,260)	(477,323)	29.2
S&T Bancorp, Inc.	(15,923)	(410,176)	25.1
Sabra Health Care REIT, Inc.	(110,167)	(1,502,678)	92.1
Sabre Corp.	(43,036)	(150,626)	9.2
Safety Insurance Group, Inc.	(5,762)	(433,130)	26.5
Schneider National, Inc.	(18,177)	(460,423)	28.2
Schrodinger, Inc.	(12,257)	(265,977)	16.3
Seacoast Banking Corp. of Florida	(9,543)	(192,864)	11.8
Select Water Solutions, Inc.	(57,779)	(429,876)	26.3
Sensient Technologies Corp.	(24,153)	(1,362,712)	83.5
Service Properties Trust	(20,961)	(151,967)	9.3
Shake Shack, Inc., Class A	(6,847)	(383,706)	23.5
Shenandoah Telecommunications Co.	(10,623)	(251,340)	15.4
Shoals Technologies Group, Inc., Class A	(22,120)	(339,763)	20.8
Silgan Holdings, Inc.	(48,900)	(1,958,934)	120.0
SilverBow Resources, Inc.	(4,533)	(154,575)	9.5
Simmons First National Corp., Class A	(17,545)	(249,314)	15.3
Simply Good Foods Co.	(33,023)	(1,231,428)	75.4
SITE Centers Corp.	(129,097)	(1,505,271)	92.2
SiTime Corp.	(7,197)	(718,261)	44.0
Six Flags Entertainment Corp.	(45,334)	(902,147)	55.3
SJW Group	(10,490)	(655,415)	40.2
Sleep Number Corp.	(11,670)	(189,871)	11.6
Sotera Health Co.	(12,328)	(156,072)	9.6
Spectrum Brands Holdings, Inc.	(14,992)	(1,129,197)	69.2
Spire, Inc.	(14,301)	(795,565)	48.7
Spirit AeroSystems Holdings, Inc., Class A	(21,163)	(478,284)	29.3
Stellar Bancorp, Inc.	(23,374)	(508,151)	31.1
Stem, Inc.	(36,299)	(122,691)	7.5
Stepan Co.	(6,491)	(485,527)	29.7
StepStone Group, Inc., Class A	(26,316)	(744,743)	45.6
Stericycle, Inc.	(28,407)	(1,171,505)	71.8
Steven Madden Ltd.	(61,065)	(2,002,321)	122.7
Sun Country Airlines Holdings, Inc.	(2,707)	(35,245)	2.2
SunCoke Energy, Inc.	(35,093)	(333,734)	20.4
Sunrun, Inc.	(29,562)	(285,273)	17.5
Sunstone Hotel Investors, Inc.	(16,352)	(152,074)	9.3
Sweetgreen, Inc.	(4,815)	(49,739)	3.0
Sylvamo Corp.	(5,150)	(228,145)	14.0
Tarsus Pharmaceuticals, Inc.	(1,981)	(28,209)	1.7
Terns Pharmaceuticals, Inc.	(275)	(1,447)	0.1
Texas Capital Bancshares, Inc.	(2,113)	(116,342)	7.1
TFS Financial Corp.	(47,286)	(560,812)	34.4
Tidewater, Inc.	(17,879)	(1,222,030)	74.9
TimkenSteel Corp.	(9,308)	(189,232)	11.6
Towne Bank	(15,374)	(368,054)	22.5
TPG, Inc.	(29,524)	(816,043)	50.0
Traeger, Inc.	(152,660)	(401,496)	24.6
Transcat, Inc.	(2,005)	(180,490)	11.1
TransMedics Group, Inc.	(4,437)	(166,299)	10.2
TreeHouse Foods, Inc.	(13,174)	(549,224)	33.6

90	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
TriMas Corp.	(10,281)	$(248,903)	15.2%
TripAdvisor, Inc.	(1,425)	(21,033)	1.3
Triumph Financial, Inc.	(6,803)	(423,487)	25.9
Triumph Group, Inc.	(121,031)	(902,891)	55.3
Tronox Holdings PLC	(24,364)	(260,451)	16.0
TrueBlue, Inc.	(9,762)	(108,065)	6.6
Trupanion, Inc.	(2,397)	(49,378)	3.0
TrustCo Bank Corp./New York	(5,533)	(141,257)	8.7
Udemy, Inc.	(5,042)	(45,025)	2.8
UFP Technologies, Inc.	(4,173)	(650,654)	39.9
Ultra Clean Holdings, Inc.	(21,520)	(513,467)	31.5
UMB Financial Corp.	(1,557)	(97,655)	6.0
UniFirst Corp.	(7,780)	(1,279,265)	78.4
United Community Banks, Inc.	(26,078)	(576,063)	35.3
United Natural Foods, Inc.	(27,053)	(394,433)	24.2
Uniti Group, Inc.	(162,609)	(748,001)	45.8
Unitil Corp.	(804)	(36,719)	2.2
Universal Corp.	(14,301)	(643,545)	39.4
Universal Health Realty, Inc.ome Trust	(8,613)	(331,084)	20.3
Uranium Energy Corp.	(4,913)	(29,232)	1.8
Urban Edge Properties	(31,073)	(492,818)	30.2
Ventyx Biosciences, Inc.	(6,809)	(98,186)	6.0
Veris Residential, Inc.	(72,356)	(968,847)	59.4
Vertex Energy, Inc.	(43,119)	(185,843)	11.4
Victoria’s Secret & Co.	(65,979)	(1,179,705)	72.3
Virtus Investment Partners, Inc.	(314)	(57,848)	3.5
Vishay Intertechnology, Inc.	(58,417)	(1,299,194)	79.6
Vista Outdoor, Inc.	(30,057)	(755,032)	46.3
Vivid Seats, Inc., Class A	(10,484)	(61,646)	3.8
Vobile Group Ltd.	(525,000)	(135,347)	8.3
VSE Corp.	(11,159)	(600,354)	36.8
WaFd, Inc.	(25,551)	(630,599)	38.6
Walker & Dunlop, Inc.	(15,016)	(973,037)	59.6
Warrior Met Coal, Inc.	(28,163)	(1,372,383)	84.1
WD-40 Co.	(2,359)	(498,693)	30.6
Werner Enterprises, Inc.	(1,002)	(36,393)	2.2
White Mountains Insurance Group Ltd.	(1,963)	(2,808,562)	172.1
Whitestone Reit	(4,825)	(48,009)	2.9
WSFS Financial Corp.	(2,522)	(89,279)	5.5
Xenia Hotels & Resorts, Inc.	(27,545)	(320,348)	19.6
XPEL, Inc.	(6,587)	(304,978)	18.7
York Water Co.	(8,098)	(292,095)	17.9

		(188,012,500)

Investment Companies

Luxembourg
BBGI Global Infrastructure SA	(310,687)	(481,335)	29.5

Preferred Stocks

Germany
Jungheinrich AG	(14,439)	(386,859)	23.7

Security	Shares	Value	% of Basket Value

Rights

Spain
Vidrala SA	(7,119)	$(26,251)	1.6%

Warrants

Australia
Pointsbet Holdings Ltd., (Issued/Exercisable 06/20/22, 1 Share for 1 Warrant, Expires 07/08/24, Strike Price AUD 10.00)	(9,593)	(0)	0.0

Total Reference Entity — Short		(420,458,473)

Net Value of Reference Entity — Goldman Sachs Bank USA		$(1,632,279)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination dates 08/09/24- 08/19/26:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
AGL Energy Ltd.	265,200	$1,812,992	(13.2)%
Aristocrat Leisure Ltd.	41,824	1,028,076	(7.5)
Bank of Queensland Ltd.	269,568	876,001	(6.4)
BHP Group Ltd.	64,167	1,815,634	(13.2)
Bluescope Steel Ltd.	3,870	46,391	(0.3)
Charter Hall Group	73,647	408,003	(3.0)
Cochlear Ltd.	245	37,552	(0.3)
Flight Centre Travel Group Ltd.	20,929	248,790	(1.8)
Glencore PLC	1,235	6,524	(0.1)
GPT Group	41,233	95,159	(0.7)
Orica Ltd.	8,367	77,915	(0.6)
Rio Tinto Ltd.	4,042	302,222	(2.2)
SEEK Ltd.	23,114	304,935	(2.2)
Treasury Wine Estates Ltd.	80,964	678,402	(4.9)
Vicinity Ltd.	70,660	76,534	(0.6)
WiseTech Global Ltd.	4,197	156,260	(1.1)
Worley Ltd.	49,467	517,423	(3.8)

		8,488,813

Austria
BAWAG Group AG	16,023	712,354	(5.2)

Belgium
Ageas SA/NV	2,547	97,649	(0.7)
KBC Group NV	3,035	166,898	(1.3)
Sofina SA	3,978	754,298	(5.5)
Solvay SA	18,067	1,906,856	(13.9)
Warehouses De Pauw CVA	33,336	823,325	(6.0)

		3,749,026

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Brazil
MercadoLibre, Inc.	33	$40,945	(0.3)%
Wheaton Precious Metals Corp.	745	31,549	(0.2)

		72,494

Canada
Algonquin Power & Utilities Corp.	6,158	31,386	(0.2)
AltaGas Ltd.	7,587	143,651	(1.0)
Bank of Montreal	1,337	102,323	(0.7)
Bank of Nova Scotia	3,940	161,766	(1.2)
Barrick Gold Corp.	15,243	247,877	(1.8)
Birchcliff Energy Ltd.	24,935	140,379	(1.0)
Canadian Imperial Bank of Commerce	61,481	2,210,417	(16.1)
Canadian Natural Resources Ltd.	43,992	2,847,750	(20.8)
Capital Power Corp.	7,260	188,746	(1.4)
Crescent Point Energy Corp.	47,181	385,377	(2.8)
Descartes Systems Group, Inc.	7,099	522,687	(3.8)
Element Fleet Management Corp.	15,630	215,506	(1.6)
Emera, Inc.	20,643	689,236	(5.0)
Enbridge, Inc.	5,230	170,771	(1.2)
Enerplus Corp.	59,490	1,025,046	(7.5)
First Majestic Silver Corp.	36,233	190,135	(1.4)
FirstService Corp.	3,181	458,485	(3.3)
Franco-Nevada Corp.	523	64,007	(0.5)
Gibson Energy, Inc.	6,153	95,187	(0.7)
Gildan Activewear, Inc.	70,829	2,049,784	(14.9)
Imperial Oil Ltd.	12,447	723,232	(5.3)
Ivanhoe Mines Ltd., Class A	20,003	150,425	(1.1)
Keyera Corp.	21,872	518,440	(3.8)
Lithium Americas Argentina Corp.	916	5,183	(0.0)
Magna International, Inc.	13,304	651,870	(4.8)
Manulife Financial Corp.	11,352	201,455	(1.5)
MEG Energy Corp.	12,807	257,739	(1.9)
Methanex Corp.	5,799	243,863	(1.8)
NuVista Energy Ltd.	17,357	171,405	(1.3)
Pembina Pipeline Corp.	21,093	661,129	(4.8)
RioCan REIT	10,078	124,892	(0.9)
Stantec, Inc.	4,753	296,464	(2.2)
TELUS Corp.	100,770	1,655,953	(12.1)
TransAlta Corp.	22,891	170,997	(1.2)
West Fraser Timber Co. Ltd.	7,212	492,463	(3.6)

		18,266,026

Chile
Antofagasta PLC	4,733	77,854	(0.6)

China
Budweiser Brewing Co. APAC Ltd.	189,400	360,280	(2.6)
SITC International Holdings Co. Ltd.	72,000	111,018	(0.8)

		471,298

Denmark
AP Moller - Maersk A/S, Class A	37	60,362	(0.4)
AP Moller - Maersk A/S, Class B	56	93,881	(0.7)
DSV A/S	3,304	494,461	(3.6)
Genmab A/S	977	275,804	(2.0)
Novo Nordisk A/S	5,210	502,383	(3.7)
Orsted A/S	813	39,202	(0.3)

		1,466,093

France
Accor SA	31,403	999,976	(7.3)
AXA SA	75,709	2,239,994	(16.3)
Bouygues SA	3,170	111,297	(0.8)

Security	Shares	Value	% of Basket Value

France (continued)
Carrefour SA	266,305	$4,660,661	(34.0)%
Cie Generale des Etablissements Michelin SCA	3,909	115,912	(0.9)
Dassault Aviation SA	632	125,411	(0.9)
Eiffage SA	31,119	2,822,479	(20.6)
Engie SA	916,397	14,549,760	(106.1)
Eurazeo SE	3,517	197,909	(1.5)
Forvia SE	25,645	431,311	(3.2)
Gaztransport Et Technigaz SA	309	39,454	(0.3)
Getlink SE	21,534	347,136	(2.5)
Rexel SA	12,107	246,789	(1.8)
Teleperformance SE	2,410	276,707	(2.0)
Ubisoft Entertainment SA	2,572	73,196	(0.5)
Valeo SE	36,670	483,606	(3.5)
Vallourec SA	29,769	356,925	(2.6)
Veolia Environnement SA	88,715	2,426,427	(17.7)
Vinci SA	2,129	235,078	(1.7)
Vivendi SE	60,183	538,716	(3.9)
Wendel SE	9,330	697,577	(5.1)

		31,976,321

Germany
Basf SE	10,129	467,399	(3.4)
Bayerische Motoren Werke AG	9,505	886,141	(6.5)
Beiersdorf AG	9,728	1,277,186	(9.3)
Commerzbank AG	72,499	780,489	(5.7)
Covestro AG	24,871	1,258,384	(9.2)
E.on Se	85,106	1,012,337	(7.4)
Heidelberg Materials AG	10,931	792,660	(5.8)
HUGO BOSS AG	5,672	331,105	(2.4)
Infineon Technologies AG	29,394	857,113	(6.3)
K&S AG	1,734	29,084	(0.2)
KION Group AG	4,371	133,838	(1.0)
Knorr-Bremse AG	238	13,268	(0.1)
LANXESS AG	24,094	551,120	(4.0)
Nemetschek SE	4,428	330,352	(2.4)
RWE AG	46,798	1,787,721	(13.0)
Schott Pharma AG & Co. KGaA	64,707	1,872,055	(13.7)
Siemens AG, Registered Shares	18,154	2,404,397	(17.5)
SMA Solar Technology AG	5,673	347,854	(2.5)
Talanx AG	7,302	459,340	(3.3)
Telefonica Deutschland Holding AG	13,864	23,525	(0.2)
thyssenkrupp AG	299,630	2,084,517	(15.2)
Wacker Chemie AG	273	33,761	(0.2)

		17,733,646

Hong Kong
AIA Group Ltd.	66,400	577,172	(4.2)
Hang Lung Properties Ltd.	185,000	243,416	(1.8)
Hongkong Land Holdings Ltd.	44,900	142,410	(1.0)
Link REIT	61,800	283,893	(2.1)
Swire Pacific Ltd., Class A	51,000	326,119	(2.4)
Swire Properties Ltd.	266,000	515,550	(3.7)

		2,088,560

Ireland
Kerry Group PLC	4,098	315,956	(2.3)
Smurfit Kappa Group PLC	16,096	525,802	(3.8)

		841,758

Israel
Nice Ltd.	1,147	176,934	(1.3)

92	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Israel (continued)
Nova Ltd.	5,904	$560,703	(4.1)%
Wix.com Ltd.	14,718	1,175,968	(8.6)

		1,913,605

Italy
A2A SpA	946,035	1,772,575	(12.9)
Enel SpA	109,068	691,128	(5.0)
Ferrari NV	1,357	410,000	(3.0)
Infrastrutture Wireless Italiane SpA	9,917	108,388	(0.8)
Intesa Sanpaolo SpA	188,159	489,439	(3.6)
Mediobanca Banca di Credito Finanziario SpA	6,662	79,427	(0.6)
Moncler SpA	14,859	770,240	(5.6)
Prysmian SpA	3,046	113,854	(0.8)
Recordati Industria Chimica e Farmaceutica SpA	3,097	142,982	(1.1)
Snam SpA	18,987	86,903	(0.6)

		4,664,936

Japan
ABC-Mart, Inc.	10,300	161,516	(1.2)
Aeon Co. Ltd.	38,400	818,263	(6.0)
Amada Co. Ltd.	35,100	345,218	(2.5)
Asahi Kasei Corp.	77,800	484,793	(3.5)
Astellas Pharma, Inc.	68,900	883,288	(6.4)
Brother Industries Ltd.	35,300	558,302	(4.1)
Central Japan Railway Co.	14,300	324,347	(2.4)
Daiichi Sankyo Co. Ltd.	9,200	240,574	(1.8)
Denso Corp.	8,900	132,712	(1.0)
DMG Mori Co. Ltd.	54,100	907,300	(6.6)
FANUC Corp.	1,300	32,728	(0.2)
Fast Retailing Co. Ltd.	9,800	2,191,406	(16.0)
FUJIFILM Holdings Corp.	9,400	521,516	(3.8)
Fujitsu Ltd.	3,200	419,719	(3.1)
Hulic Co. Ltd.	76,800	713,386	(5.2)
IHI Corp.	4,300	83,682	(0.6)
Isuzu Motors Ltd.	7,700	86,934	(0.6)
ITOCHU Corp.	26,900	982,148	(7.2)
J Front Retailing Co. Ltd.	69,600	672,306	(4.9)
Japan Post Holdings Co. Ltd.	236,500	2,120,070	(15.5)
Japan Post Insurance Co. Ltd.	1,400	27,257	(0.2)
JFE Holdings, Inc.	37,800	533,808	(3.9)
JGC Holdings Corp.	3,300	41,105	(0.3)
Kakaku.com, Inc.	172,700	1,686,398	(12.3)
KDDI Corp.	30,000	909,525	(6.6)
Kirin Holdings Co. Ltd.	53,600	763,240	(5.6)
Komatsu Ltd.	53,800	1,254,458	(9.1)
Konica Minolta, Inc.	305,800	869,104	(6.3)
Kubota Corp.	133,400	1,819,564	(13.3)
Kuraray Co. Ltd.	23,900	277,168	(2.0)
Kyowa Kirin Co. Ltd.	39,600	629,979	(4.6)
Lawson, Inc.	71,900	3,508,434	(25.6)
MEIJI Holdings Co. Ltd.	18,700	466,259	(3.4)
Mitsubishi Chemical Group Corp.	118,700	681,280	(5.0)
Mitsubishi Corp.	26,100	1,233,018	(9.0)
Mitsubishi Electric Corp.	9,900	115,116	(0.8)
Mitsubishi Estate Co. Ltd.	72,600	942,141	(6.9)
Mitsubishi Gas Chemical Co., Inc.	59,600	816,368	(6.0)
Mitsubishi UFJ Financial Group, Inc.	69,600	591,636	(4.3)
Mitsui & Co. Ltd.	29,800	1,097,573	(8.0)
Mitsui Fudosan Co. Ltd.	78,100	1,715,814	(12.5)

Security	Shares	Value	% of Basket Value

Japan (continued)
Mizuho Financial Group, Inc.	109,600	$1,885,753	(13.8)%
MS&AD Insurance Group Holdings, Inc.	51,900	1,927,401	(14.1)
Nexon Co. Ltd.	10,300	191,376	(1.4)
Nihon M&A Center Holdings, Inc.	102,200	473,000	(3.4)
Nikon Corp.	65,700	632,771	(4.6)
Nintendo Co. Ltd.	56,700	2,374,324	(17.3)
Nippon Express Holdings, Inc.	9,300	484,525	(3.5)
Nippon Shinyaku Co. Ltd.	2,300	94,474	(0.7)
Nippon Telegraph & Telephone Corp.	1,091,800	1,301,808	(9.5)
Nissan Motor Co. Ltd.	330,800	1,291,151	(9.4)
Nisshin Seifun Group, Inc.	18,500	281,977	(2.1)
Nomura Research Institute Ltd.	39,500	1,050,213	(7.7)
NSK Ltd.	56,100	305,883	(2.2)
Obayashi Corp.	3,300	28,736	(0.2)
Obic Co. Ltd.	7,000	1,048,719	(7.6)
Olympus Corp.	19,600	265,194	(1.9)
Omron Corp.	20,000	727,850	(5.3)
Ono Pharmaceutical Co. Ltd.	25,400	445,064	(3.2)
Oracle Corp. Japan	2,100	150,984	(1.1)
ORIX Corp.	3,400	62,662	(0.5)
Otsuka Corp.	47,400	1,922,510	(14.0)
Otsuka Holdings Co. Ltd.	14,800	504,778	(3.7)
Panasonic Holdings Corp.	72,000	641,400	(4.7)
Rakuten Group, Inc.	570,300	2,138,700	(15.6)
Recruit Holdings Co. Ltd.	27,100	787,965	(5.7)
Resona Holdings, Inc.	19,500	105,615	(0.8)
Ricoh Co. Ltd.	24,500	201,360	(1.5)
Sankyo Co. Ltd.	900	37,826	(0.3)
Santen Pharmaceutical Co. Ltd.	65,400	574,937	(4.2)
SCREEN Holdings Co. Ltd.	2,200	103,740	(0.8)
Sega Sammy Holdings, Inc.	25,400	402,538	(2.9)
Seiko Epson Corp.	1,300	18,319	(0.1)
Sekisui House Ltd.	110,600	2,194,068	(16.0)
Sharp Corp.	4,300	27,244	(0.2)
Shimadzu Corp.	2,600	62,327	(0.5)
Shimizu Corp.	59,800	431,083	(3.1)
Shionogi & Co. Ltd.	24,500	1,155,955	(8.4)
Socionext, Inc.	2,600	256,849	(1.9)
SoftBank Corp.	25,900	296,755	(2.2)
SoftBank Group Corp.	59,100	2,454,463	(17.9)
Sompo Holdings, Inc.	1,400	61,380	(0.4)
Subaru Corp.	47,100	827,194	(6.0)
Sumitomo Chemical Co. Ltd.	39,500	101,665	(0.7)
Sumitomo Corp.	26,000	518,095	(3.8)
Sumitomo Electric Industries Ltd.	2,500	26,582	(0.2)
Sumitomo Mitsui Financial Group, Inc.	6,300	307,216	(2.2)
Sumitomo Mitsui Trust Holdings, Inc.	8,000	303,916	(2.2)
Sumitomo Realty & Development Co. Ltd.	20,100	511,106	(3.7)
Taisei Corp.	27,800	955,416	(7.0)
TIS, Inc.	5,100	110,643	(0.8)
Tokio Marine Holdings, Inc.	42,200	957,104	(7.0)
Tokyo Electron Ltd.	11,000	1,473,806	(10.7)
Tokyo Tatemono Co. Ltd.	138,600	1,865,655	(13.6)
TOTO Ltd.	6,600	161,352	(1.2)
Tsuruha Holdings, Inc.	19,000	1,413,601	(10.3)
Yamaha Corp.	2,500	67,684	(0.5)

		71,664,165

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Luxembourg
ArcelorMittal SA	90,068	$1,992,576	(14.5)%

Macau
Galaxy Entertainment Group Ltd.	30,000	168,808	(1.3)
Wynn Macau Ltd.	158,400	140,420	(1.0)

		309,228

Netherlands
ABN AMRO Bank NV, GDR, CVA	59,474	799,805	(5.8)
ASR Nederland NV	652	24,286	(0.2)
ING Groep NV	13,254	169,607	(1.2)
NN Group NV	9,264	296,573	(2.2)
Redcare Pharmacy NV	574	64,151	(0.5)

		1,354,422

New Zealand
Xero Ltd.	3,633	248,378	(1.8)

Norway
Aker BP ASA	10,751	316,700	(2.3)
Equinor ASA	121,006	4,148,168	(30.3)
Gjensidige Forsikring ASA	19,520	298,931	(2.2)
Kongsberg Gruppen ASA	17,524	732,918	(5.3)
Var Energi ASA	114,618	395,337	(2.9)

		5,892,054

Puerto Rico
Liberty Latin America Ltd., Class A	2	14	(0.0)
Popular, Inc.	3,872	251,835	(1.8)

		251,849

Singapore
Sea Ltd., ADR, ADR	35,487	1,479,808	(10.8)
Sembcorp Industries Ltd.	133,800	449,369	(3.3)
Singapore Airlines Ltd.	44,700	199,816	(1.4)

		2,128,993

Spain
ACS Actividades de Construccion y Servicios SA	9,837	356,495	(2.6)
Aena SME SA	452	65,466	(0.5)
Banco Bilbao Vizcaya Argentaria SA	408,891	3,211,754	(23.4)
Banco de Sabadell SA	658,020	816,772	(6.0)
Banco Santander SA	384,718	1,414,294	(10.3)
Bankinter SA	78,429	495,046	(3.6)
CaixaBank SA	259,143	1,051,689	(7.7)
EDP Renovaveis SA	35,916	576,793	(4.2)
Fluidra SA	1,979	34,826	(0.2)
Grifols SA	34,712	388,740	(2.8)
Iberdrola SA	164,936	1,832,069	(13.4)
Industria De Diseno Textil SA	16,971	587,825	(4.3)
Naturgy Energy Group SA	190	5,366	(0.0)
Repsol SA	43,974	642,868	(4.7)

		11,480,003

Sweden
Electrolux AB	14,339	123,892	(0.9)
Elekta AB, B Shares	35,407	246,886	(1.8)
Husqvarna AB	4,109	27,308	(0.2)
Indutrade AB	1,203	21,807	(0.2)
Rusta AB	151,187	624,943	(4.6)
Swedish Orphan Biovitrum AB	3,822	80,294	(0.6)

Security	Shares	Value	% of Basket Value

Sweden (continued)
Telefonaktiebolaget LM Ericsson, Class B	17,626	$80,897	(0.6)%
Volvo Car AB	25,290	89,652	(0.6)

		1,295,679

Switzerland
ABB Ltd., Registered Shares	49,428	1,680,418	(12.3)
Belimo Holding AG, Registered Shares	239	101,818	(0.7)
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	99	1,107,941	(8.1)
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	1	110,018	(0.8)
Flughafen Zurich AG	5,380	1,016,584	(7.4)
Georg Fischer AG, Registered Shares	6,111	320,860	(2.3)
Helvetia Holding AG, Registered Shares	299	40,628	(0.3)
Kuehne & Nagel International AG	10,807	2,949,728	(21.5)
Logitech International SA	1,407	111,862	(0.8)
Novartis AG	2,069	195,450	(1.4)
Sandoz Group AG	980	25,714	(0.2)
Schindler Holding AG	514	105,145	(0.8)
Swatch Group AG	437	21,392	(0.2)
Temenos AG, Registered Shares	3,212	233,873	(1.7)

		8,021,431

United Kingdom
Auto Trader Group PLC	66,863	508,431	(3.7)
Aviva PLC	127,867	621,119	(4.5)
BAE Systems PLC	32,713	442,073	(3.2)
British American Tobacco PLC	106,645	3,202,312	(23.4)
British Land Co. PLC	205,420	747,676	(5.5)
Bunzl PLC	43,686	1,565,665	(11.4)
Burberry Group PLC	35,886	742,041	(5.4)
Darktrace PLC	8,318	35,479	(0.3)
Diploma PLC	2,866	99,888	(0.7)
Drax Group PLC	188,025	970,763	(7.1)
easyJet PLC	283,790	1,272,303	(9.3)
Halma PLC	2,583	58,391	(0.4)
Hammerson PLC	45	12	(0.0)
IMI PLC	76,520	1,373,915	(10.0)
Informa PLC	90,020	781,665	(5.7)
Intertek Group PLC	1,947	91,182	(0.7)
ITV PLC	1,209,068	946,371	(6.9)
J Sainsbury PLC	529,642	1,664,651	(12.1)
Just Eat Takeaway.com NV	25,031	304,499	(2.2)
Land Securities Group PLC	21,383	148,874	(1.1)
Liberty Global PLC, Class C	26,480	449,101	(3.3)
London Stock Exchange Group	744	75,448	(0.6)
Marks & Spencer Group PLC	139,479	369,887	(2.7)
Melrose Industries PLC	63,856	364,913	(2.7)
Moneysupermarket.com Group PLC	3	10	(0.0)
Pearson PLC	38,767	450,976	(3.3)
Phoenix Group Holdings PLC	27,906	154,966	(1.1)
Rolls-Royce Holdings PLC	98,195	259,781	(1.9)
Smiths Group PLC	198,889	3,921,840	(28.6)
Spectris PLC	32,589	1,237,358	(9.0)
Tesco PLC	266,855	880,275	(6.4)
Tritax Big Box REIT PLC	127,281	213,017	(1.6)
Vodafone Group PLC	1,014,560	936,749	(6.8)
Weir Group PLC	94,696	1,973,204	(14.4)
Whitbread PLC	692	28,264	(0.2)
Wise PLC, Class A	18,833	153,698	(1.1)

		27,046,797

94	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States
3M Co.	4,649	$422,827	(3.1)%
A O Smith Corp.	13,499	941,690	(6.9)
Abbvie, Inc.	2,613	368,903	(2.7)
Academy Sports & Outdoors, Inc.	5,370	240,791	(1.8)
Acadia Healthcare Co., Inc.	5,838	429,151	(3.1)
Adient PLC	5,269	177,513	(1.3)
Adobe, Inc.	625	332,537	(2.4)
Advance Auto Parts, Inc.	14,753	767,599	(5.6)
Advanced Drainage Systems, Inc.	4,104	438,430	(3.2)
AECOM	45,793	3,505,454	(25.6)
AES Corp.	17,582	261,972	(1.9)
Affiliated Managers Group, Inc.	3,229	396,392	(2.9)
Agilent Technologies, Inc.	14,976	1,548,069	(11.3)
Akamai Technologies, Inc.	12,380	1,279,225	(9.3)
Alaska Air Group, Inc.	8,861	280,273	(2.0)
Alcoa Corp.	68,107	1,746,263	(12.7)
Align Technology, Inc.	10,330	1,906,815	(13.9)
Alkermes PLC	32,880	795,367	(5.8)
Allstate Corp.	6,960	891,785	(6.5)
Alnylam Pharmaceuticals, Inc.	383	58,139	(0.4)
Alphabet, Inc., Class A	4,546	564,068	(4.1)
Altria Group, Inc.	80,682	3,240,996	(23.6)
Amazon.com, Inc.	38,536	5,128,756	(37.4)
Amdocs Ltd.	14,539	1,165,446	(8.5)
American Financial Group, Inc.	2,560	279,962	(2.0)
American Homes 4 Rent, Class A	8,188	268,075	(2.0)
American International Group, Inc.	12,634	774,591	(5.6)
AMETEK, Inc.	11,201	1,576,765	(11.5)
Amgen, Inc.	1,861	475,858	(3.5)
AMN Healthcare Services, Inc.	14,834	1,125,307	(8.2)
ANSYS, Inc.	138	38,400	(0.3)
Antero Resources Corp.	6,385	187,974	(1.4)
Aon PLC	567	175,430	(1.3)
Apple, Inc.	17,214	2,939,635	(21.4)
Applied Materials, Inc.	12,856	1,701,492	(12.4)
AptarGroup, Inc.	11,310	1,382,874	(10.1)
Archer-Daniels-Midland Co.	26,591	1,903,118	(13.9)
Armstrong World Industries, Inc.	7,281	552,555	(4.0)
Asbury Automotive Group, Inc.	194	37,126	(0.3)
AT&T, Inc.	18,972	292,169	(2.1)
Atkore, Inc.	1,001	124,404	(0.9)
Atlassian Corp. Ltd., Class A	3,773	681,555	(5.0)
AutoNation, Inc.	2,678	348,354	(2.5)
AvalonBay Communities, Inc.	3,507	581,250	(4.2)
Avnet, Inc.	5,373	248,931	(1.8)
Axis Capital Holdings Ltd.	3,875	221,262	(1.6)
Bank of America Corp.	44,279	1,166,309	(8.5)
Bank OZK	1,173	42,005	(0.3)
Berkshire Hathaway, Inc., Class B	1,339	457,041	(3.3)
Best Buy Co., Inc.	42,603	2,846,732	(20.8)
BioMarin Pharmaceutical, Inc.	9,415	766,852	(5.6)
Block, Inc.	52,334	2,106,443	(15.4)
Booking Holdings, Inc.	179	499,331	(3.6)
Booz Allen Hamilton Holding Corp., Class A	867	103,979	(0.8)
Box, Inc., Class A	46,429	1,154,225	(8.4)
Boyd Gaming Corp.	16,963	937,206	(6.8)
Brighthouse Financial, Inc.	55,626	2,519,858	(18.4)
Bristol-Myers Squibb Co.	38,464	1,982,050	(14.5)
BRP, Inc.	9,558	658,880	(4.8)
Bruker Corp.	2,113	120,441	(0.9)
Brunswick Corp.	661	45,920	(0.3)
Builders FirstSource, Inc.	16,101	1,747,280	(12.7)

Security	Shares	Value	% of Basket Value

United States (continued)
Bunge Ltd.	1,345	$142,543	(1.0)%
Burlington Stores, Inc.	1,048	126,839	(0.9)
Cable One, Inc.	12	6,598	(0.0)
CACI International, Inc., Class A	5,982	1,942,714	(14.2)
Cadence Design Systems, Inc.	2,716	651,433	(4.7)
Camden Property Trust	38,379	3,257,609	(23.8)
Capital One Financial Corp.	5,593	566,515	(4.1)
Carnival Corp.	1,959	22,450	(0.2)
Carnival PLC	48,573	501,136	(3.7)
Cencora, Inc.	5,595	1,035,914	(7.6)
Centene Corp.	1,781	122,853	(0.9)
CenterPoint Energy, Inc.	1,791	48,142	(0.4)
CH Robinson Worldwide, Inc.	18,487	1,512,791	(11.0)
Charter Communications, Inc., Class A	670	269,876	(2.0)
Chemed Corp.	4,802	2,701,845	(19.7)
Ciena Corp.	19,820	836,404	(6.1)
Cincinnati Financial Corp.	1,970	196,350	(1.4)
Cintas Corp.	1,450	735,324	(5.4)
Cirrus Logic, Inc.	21,153	1,415,770	(10.3)
Citizens Financial Group, Inc.	30,002	702,947	(5.1)
Coca-Cola Co.	141,970	8,019,885	(58.5)
Cognex Corp.	7,746	278,779	(2.0)
Colgate-Palmolive Co.	20,551	1,543,791	(11.3)
Columbia Banking System, Inc.	21	413	(0.0)
Comerica, Inc.	13,283	523,350	(3.8)
ConocoPhillips	4,821	572,735	(4.2)
Copart, Inc.	2	87	(0.0)
CoStar Group, Inc.	4,606	338,126	(2.5)
Credit Acceptance Corp.	2,953	1,188,376	(8.7)
CRH PLC	11,521	617,841	(4.5)
Crimson Wine Group Ltd.	1	6	(0.0)
Crowdstrike Holdings, Inc., Class A	174	30,758	(0.2)
Crown Castle, Inc.	2,753	255,974	(1.9)
CSX Corp.	23,360	697,296	(5.1)
Cullen/frost Bankers, Inc.	375	34,121	(0.2)
Curtiss-Wright Corp.	1,945	386,685	(2.8)
Cytokinetics, Inc.	608	21,195	(0.2)
D.R. Horton, Inc.	30,740	3,209,256	(23.4)
Darling Ingredients, Inc.	687	30,427	(0.2)
DaVita, Inc.	458	35,371	(0.3)
Deckers Outdoor Corp.	1,095	653,781	(4.8)
Deere & Co.	407	148,701	(1.1)
Dell Technologies, Inc.	2,641	176,709	(1.3)
Delta Air Lines, Inc.	23,129	722,781	(5.3)
Devon Energy Corp.	33,571	1,563,401	(11.4)
Dillard’s, Inc.	374	116,108	(0.8)
DocuSign, Inc., Class A	12,724	494,709	(3.6)
Dropbox, Inc.	8,166	214,766	(1.6)
DTE Energy Co.	3,540	341,185	(2.5)
Eastman Chemical Co.	808	60,382	(0.4)
eBay, Inc.	34,130	1,338,920	(9.8)
Elanco Animal Health, Inc.	4,469	39,372	(0.3)
Electronic Arts, Inc.	2,445	302,667	(2.2)
Eli Lilly & Co.	1,283	710,692	(5.2)
EMCOR Group, Inc.	8,846	1,828,026	(13.3)
Emerson Electric Co.	1,422	126,515	(0.9)
EOG Resources, Inc.	31,772	4,011,215	(29.3)
Equity Residential	9,887	547,048	(4.0)
Essex Property Trust, Inc.	67	14,333	(0.1)
Etsy, Inc.	6,818	424,761	(3.1)
Euronet Worldwide, Inc.	770	59,167	(0.4)
Exact Sciences Corp.	6,796	418,566	(3.1)

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Exelixis, Inc.	19,592	$403,399	(2.9)%
Expeditors International of Washington, Inc.	1,498	163,656	(1.2)
Experian PLC	22,250	678,864	(4.9)
Exxon Mobil Corp.	24,810	2,626,138	(19.2)
F5, Inc.	829	125,668	(0.9)
Fair Isaac Corp.	2,342	1,981,028	(14.4)
FedEx Corp.	2,340	561,834	(4.1)
Fidelity National Information Services, Inc.	36,272	1,781,318	(13.0)
First American Financial Corp.	10,942	562,856	(4.1)
Flex Ltd.	61,637	1,585,304	(11.6)
Flowers Foods, Inc.	4,714	103,378	(0.8)
Flowserve Corp.	27,001	991,477	(7.2)
Fluor Corp.	36,066	1,200,637	(8.8)
FMC Corp.	1,801	95,813	(0.7)
Ford Motor Co.	88,879	866,570	(6.3)
Fortinet, Inc.	28,041	1,603,104	(11.7)
Fox Corp., Class A	40,420	1,228,364	(9.0)
Fox Corp., Class B	10,527	293,809	(2.1)
Franklin Resources, Inc.	832	18,961	(0.1)
Freeport-McMoRan, Inc.	49,518	1,672,718	(12.2)
Gartner, Inc.	2,140	710,566	(5.2)
General Dynamics Corp.	6,584	1,588,785	(11.6)
General Mills, Inc.	9,240	602,818	(4.4)
Global Payments, Inc.	12,080	1,283,138	(9.4)
Globe Life, Inc.	2,009	233,767	(1.7)
Globus Medical, Inc.	18,409	841,475	(6.1)
GoDaddy, Inc., Class A	28,713	2,102,653	(15.3)
Graco, Inc.	22,779	1,693,619	(12.3)
Guidewire Software, Inc.	7,375	664,709	(4.8)
H&R Block, Inc.	17,163	704,541	(5.1)
Halliburton Co.	13,451	529,162	(3.9)
Halozyme Therapeutics, Inc.	6,027	204,134	(1.5)
Harley-Davidson, Inc.	33,609	902,402	(6.6)
HCA Healthcare, Inc.	1,127	254,860	(1.9)
Helmerich & Payne, Inc.	57,223	2,264,314	(16.5)
Henry Schein, Inc.	909	59,067	(0.4)
Herc Holdings, Inc.	1,960	209,308	(1.5)
Hewlett Packard Enterprise Co.	61,997	953,514	(7.0)
Hilton Grand Vacations, Inc.	6,394	229,864	(1.7)
Holcim Ltd.	59,332	3,710,429	(27.1)
Home Depot, Inc.	9,114	2,594,665	(18.9)
Honeywell International, Inc.	12,337	2,260,879	(16.5)
HP, Inc.	66,162	1,742,045	(12.7)
IDEXX Laboratories, Inc.	2,238	894,014	(6.5)
Illinois Tool Works, Inc.	6,425	1,439,971	(10.5)
Incyte Corp.	15,853	854,952	(6.2)
Independence Realty Trust, Inc.	4,954	61,380	(0.4)
Invesco Ltd.	68,739	891,545	(6.5)
Invitation Homes, Inc.	11,572	343,573	(2.5)
Ionis Pharmaceuticals, Inc.	24,299	1,075,717	(7.8)
IQVIA Holdings, Inc.	551	99,637	(0.7)
Iridium Communications, Inc.	10,342	383,171	(2.8)
ITT, Inc.	4,413	411,954	(3.0)
J M Smucker Co.	1,600	182,144	(1.3)
Jack Henry & Associates, Inc.	12,688	1,788,881	(13.0)
James Hardie Industries PLC, CDI	19,152	477,831	(3.5)
Jazz Pharmaceuticals PLC	2,759	350,448	(2.6)
Johnson Controls International PLC	11,413	559,465	(4.1)
Jones Lang LaSalle, Inc.	3,010	385,039	(2.8)
KBR, Inc.	19,720	1,146,718	(8.4)
KeyCorp.	125,346	1,281,036	(9.3)
Keysight Technologies, Inc.	8,306	1,013,747	(7.4)

Security	Shares	Value	% of Basket Value

United States (continued)
Kimberly-Clark Corp.	436	$52,163	(0.4)%
Kirby Corp.	301	22,485	(0.2)
Knight-Swift Transportation Holdings, Inc.	2,284	111,665	(0.8)
Lam Research Corp.	64	37,646	(0.3)
Lamar Advertising Co., Class A	2,680	220,484	(1.6)
Landstar System, Inc.	260	42,843	(0.3)
Lattice Semiconductor Corp.	5,716	317,867	(2.3)
Leggett & Platt, Inc.	20,402	478,019	(3.5)
Lennar Corp., Class A	7,576	808,208	(5.9)
Liberty Media Corp.-Liberty Formula One	2,973	192,323	(1.4)
Liberty Media Corp.-Liberty SiriusXM	12,608	309,526	(2.3)
Live Nation Entertainment, Inc.	4,449	356,009	(2.6)
Livent Corp.	1,808	26,379	(0.2)
Lockheed Martin Corp.	7,765	3,530,280	(25.7)
Louisiana-Pacific Corp.	26,403	1,353,946	(9.9)
LyondellBasell Industries NV, Class A	4,476	403,914	(2.9)
M&T Bank Corp.	2,958	333,514	(2.4)
Macy’s, Inc.	66,820	813,868	(5.9)
Magnolia Oil & Gas Corp., Class A	2,867	64,364	(0.5)
Manhattan Associates, Inc.	23,540	4,589,829	(33.5)
Marathon Oil Corp.	26,071	711,999	(5.2)
Marathon Petroleum Corp.	56,529	8,550,011	(62.4)
Marriott Vacations Worldwide Corp.	14,162	1,272,597	(9.3)
Marsh & McLennan Cos., Inc.	11,348	2,152,148	(15.7)
Martin Marietta Materials, Inc.	1,242	507,903	(3.7)
Masco Corp.	9,079	472,925	(3.4)
MasTec, Inc.	4,358	259,039	(1.9)
Mastercard, Inc.	16,360	6,157,086	(44.9)
McKesson Corp.	1,270	578,307	(4.2)
Medical Properties Trust, Inc.	45,297	216,520	(1.6)
Medtronic PLC	13,810	974,434	(7.1)
Merck & Co., Inc.	22,866	2,348,338	(17.1)
Meta Platforms, Inc., Class A	9,379	2,825,611	(20.6)
MetLife, Inc.	37,353	2,241,554	(16.3)
Mettler-Toledo International, Inc.	1,610	1,586,172	(11.6)
MGM Resorts International	39,743	1,387,826	(10.1)
Micron Technology, Inc.	8,178	546,863	(4.0)
Microsoft Corp.	10,726	3,626,568	(26.4)
Mid-America Apartment Communities, Inc.	13,607	1,607,667	(11.7)
Mohawk Industries, Inc.	1,031	82,872	(0.6)
Molina Healthcare, Inc.	610	203,099	(1.5)
Moody’s Corp.	8,945	2,755,060	(20.1)
Mosaic Co.	18,883	613,320	(4.5)
MP Materials Corp.	121,980	2,000,472	(14.6)
MSCI, Inc., Class A	72	33,952	(0.2)
Murphy USA, Inc.	1,820	660,096	(4.8)
Nasdaq, Inc.	7,822	387,971	(2.8)
National Fuel Gas Co.	4,589	233,810	(1.7)
Nestle SA, Registered Shares	40,639	4,433,517	(32.3)
NetApp, Inc.	35,088	2,553,705	(18.6)
Neurocrine Biosciences, Inc.	9,100	1,009,554	(7.4)
New Jersey Resources Corp.	8,084	328,049	(2.4)
Newmont Corp.	75,565	2,831,421	(20.6)
Norfolk Southern Corp.	7,895	1,506,287	(11.0)
Northrop Grumman Corp.	326	153,686	(1.1)
NRG Energy, Inc.	42,341	1,794,412	(13.1)
Nutanix, Inc.	9,698	350,971	(2.6)
NVIDIA Corp.	26,262	10,709,644	(78.1)
NVR, Inc.	68	368,058	(2.7)
OGE Energy Corp.	5,258	179,824	(1.3)
Old Dominion Freight Line, Inc.	218	82,112	(0.6)
ONE Gas, Inc.	7,339	443,276	(3.2)

96	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
OneMain Holdings, Inc.	23,259	$835,696	(6.1)%
O’Reilly Automotive, Inc.	1,403	1,305,407	(9.5)
Oshkosh Corp.	35,558	3,119,503	(22.7)
Otis Worldwide Corp.	16,236	1,253,582	(9.1)
Ovintiv, Inc.	14,456	707,435	(5.2)
PACCAR, Inc.	13,983	1,154,017	(8.4)
Palo Alto Networks, Inc.	18,413	4,474,727	(32.6)
Paramount Global, Class B	98,079	1,067,099	(7.8)
Paychex, Inc.	12,198	1,354,588	(9.9)
Paycom Software, Inc.	5,279	1,293,197	(9.4)
Penn Entertainment, Inc.	48,247	951,913	(6.9)
Penske Automotive Group, Inc.	5,683	813,124	(5.9)
PepsiCo, Inc.	4,119	672,550	(4.9)
Perrigo Co. PLC	2,356	65,120	(0.5)
Pfizer, Inc.	143,482	4,384,810	(32.0)
Philip Morris International, Inc.	56,165	5,007,671	(36.5)
Phillips 66	295	33,651	(0.2)
Portland General Electric Co.	689	27,574	(0.2)
Post Holdings, Inc.	12,261	984,313	(7.2)
PPG Industries, Inc.	966	118,596	(0.9)
PPL Corp.	96,391	2,368,327	(17.3)
Primo Water Corp.	40,963	544,319	(4.0)
Prosperity Bancshares, Inc.	3,637	198,362	(1.4)
Prudential Financial, Inc.	25,628	2,343,424	(17.1)
PulteGroup, Inc.	9,531	701,386	(5.1)
Pure Storage, Inc., Class A	20,540	694,457	(5.1)
PVH Corp.	10,725	797,404	(5.8)
Qorvo, Inc.	24,361	2,129,639	(15.5)
QUALCOMM, Inc.	13,406	1,461,120	(10.7)
Qualys, Inc.	3,641	556,891	(4.1)
Quanta Services, Inc.	6,851	1,144,939	(8.3)
Regeneron Pharmaceuticals, Inc., Registered Shares	879	685,523	(5.0)
Regions Financial Corp.	15,672	227,714	(1.7)
Reinsurance Group of America, Inc.	20,491	3,062,790	(22.3)
ResMed, Inc.	12,809	1,808,887	(13.2)
RH	781	170,227	(1.2)
Robert Half, Inc.	5,532	413,628	(3.0)
Roche Holding AG	1,586	437,381	(3.2)
Rollins, Inc.	26,513	997,154	(7.3)
Royal Caribbean Cruises Ltd.	15,582	1,320,263	(9.6)
Royal Gold, Inc.	1,084	113,094	(0.8)
Saia, Inc.	628	225,132	(1.6)
Salesforce, Inc.	54	10,845	(0.1)
Sarepta Therapeutics, Inc.	2,430	163,563	(1.2)
SBA Communications Corp., Class A	839	175,041	(1.3)
Seagate Technology Holdings PLC	619	42,247	(0.3)
SEI Investments Co.	28,700	1,540,042	(11.2)
Service Corp. International	61,840	3,365,333	(24.5)
Signify NV	1,565	40,494	(0.3)
Silicon Laboratories, Inc.	7,586	699,277	(5.1)
Simon Property Group, Inc.	3,213	353,077	(2.6)
Sirius XM Holdings, Inc.	100,816	431,492	(3.1)
SiteOne Landscape Supply, Inc.	2,043	281,464	(2.1)
Skechers USA, Inc.	33,822	1,630,897	(11.9)
Skyworks Solutions, Inc.	3,066	265,945	(1.9)
Snap, Inc.	64,164	642,282	(4.7)
Snap-on, Inc.	2,756	710,883	(5.2)
Southwest Airlines Co.	2,340	52,018	(0.4)
Spotify Technology SA	19,781	3,259,118	(23.8)

Security	Shares	Value	% of Basket Value

United States (continued)
Stanley Black & Decker, Inc.	1,793	$152,495	(1.1)%
Steel Dynamics, Inc.	585	62,308	(0.5)
Synchrony Financial	2,063	57,867	(0.4)
Synopsys, Inc.	2,192	1,029,012	(7.5)
Synovus Financial Corp.	22,404	584,072	(4.3)
Sysco Corp.	18,256	1,213,841	(8.9)
T Rowe Price Group, Inc.	2,367	214,213	(1.6)
Tapestry, Inc.	21,119	582,040	(4.2)
TD SYNNEX Corp.	1,894	173,642	(1.3)
TE Connectivity Ltd.	12,975	1,529,104	(11.2)
Tenet Healthcare Corp.	2,998	160,993	(1.2)
Teradata Corp.	22,311	953,126	(6.9)
Teradyne, Inc.	32,583	2,713,186	(19.8)
Textron, Inc.	26,125	1,985,500	(14.5)
Thor Industries, Inc.	292	25,676	(0.2)
Toll Brothers, Inc.	19,211	1,358,410	(9.9)
TopBuild Corp.	395	90,360	(0.7)
Trane Technologies PLC	6,116	1,163,936	(8.5)
Transocean Ltd.	16,141	106,853	(0.8)
Travelers Cos, Inc.	5,094	852,939	(6.2)
Trex Co., Inc.	19,990	1,123,638	(8.2)
Trimble, Inc.	15,905	749,603	(5.5)
TriNet Group, Inc.	1,128	115,902	(0.8)
Truist Financial Corp.	12,608	357,563	(2.6)
Tyson Foods, Inc., Class A	52,333	2,425,635	(17.7)
U.S. Foods Holding Corp.	13,569	528,377	(3.9)
UFP Industries, Inc.	1,239	117,916	(0.9)
UGI Corp.	127,737	2,656,930	(19.4)
U-Haul Holding Co.	2,261	106,742	(0.8)
Ulta Beauty, Inc.	2,167	826,299	(6.0)
United Airlines Holdings, Inc.	35,188	1,231,932	(9.0)
United Therapeutics Corp.	3,916	872,720	(6.4)
Unum Group	10,119	494,819	(3.6)
US Bancorp	31,484	1,003,710	(7.3)
Valero Energy Corp.	16,993	2,158,111	(15.7)
Valmont Industries, Inc.	1,439	283,353	(2.1)
VeriSign, Inc.	24,783	4,948,174	(36.1)
Vertex Pharmaceuticals, Inc.	412	149,189	(1.1)
Visa, Inc., Class A	53,047	12,471,350	(90.9)
Visteon Corp.	458	52,730	(0.4)
Vulcan Materials Co.	11,068	2,174,751	(15.9)
W.R. Berkley Corp.	1,106	74,566	(0.5)
W.W.Grainger, Inc.	1,615	1,178,675	(8.6)
Walmart, Inc.	1,995	326,003	(2.4)
Wayfair, Inc., Class A	713	30,381	(0.2)
WEC Energy Group, Inc.	23,627	1,923,002	(14.0)
Wells Fargo & Co.	993	39,492	(0.3)
WESCO International, Inc.	4,564	585,105	(4.3)
West Pharmaceutical Services, Inc.	961	305,877	(2.2)
Westinghouse Air Brake Technologies Corp.	14,045	1,489,051	(10.9)
Westlake Corp.	27,046	3,120,027	(22.8)
Westrock Co.	1,069	38,409	(0.3)
WEX, Inc.	9,724	1,618,851	(11.8)
Weyerhaeuser Co.	38,943	1,117,275	(8.1)
WillScot Mobile Mini Holdings Corp.	12,393	488,408	(3.6)
Woodward, Inc.	1,473	183,683	(1.3)
Workday, Inc., Class A	4,054	858,272	(6.3)
Zillow Group, Inc., Class C	47,590	1,725,137	(12.6)

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Zions Bancorp NA	34,971	$1,078,855	(7.9)%
Zoetis, Inc.	9,293	1,459,001	(10.6)

		386,375,070

Preferred Stocks

Germany
Bayerische Motoren Werke AG	2,838	240,827	(1.7)

Total Reference Entity — Long		610,824,256

Reference Entity — Short

Common Stocks

Australia
Flutter Entertainment PLC	(797)	(124,940)	0.9
Goodman Group	(2,309)	(30,553)	0.2
Incitec Pivot Ltd.	(350,608)	(612,050)	4.5
Liontown Resources Ltd.	(67,851)	(71,531)	0.5
Lottery Corp. Ltd.	(197,882)	(571,200)	4.2
Newcrest Mining Ltd.	(2,318)	(30,693)	0.2
NEXTDC Ltd.	(131,809)	(989,585)	7.2
Pilbara Minerals Ltd.	(130,868)	(307,156)	2.3
Reece Ltd.	(17,295)	(192,834)	1.4
Santos Ltd.	(318,009)	(1,551,711)	11.3
Woodside Energy Group Ltd.	(1)	(22)	0.0

		(4,482,275)

Austria
Mondi PLC	(40,226)	(654,135)	4.8
Voestalpine AG	(12,332)	(308,297)	2.2

		(962,432)

Belgium
Anheuser-Busch InBev SA	(60,167)	(3,419,286)	24.9
Elia Group SA/NV	(8,582)	(814,407)	6.0

		(4,233,693)

Bermuda
RenaissanceRe Holdings Ltd.	(2,331)	(511,864)	3.7

Canada
Agnico Eagle Mines Ltd.	(16,236)	(772,720)	5.6
Air Canada	(41,333)	(508,661)	3.7
Alamos Gold, Inc., Class A	(18,377)	(231,665)	1.7
Alimentation Couche-Tard, Inc.	(8,638)	(478,808)	3.5
ATS Corp.	(195)	(6,704)	0.1
BCE, Inc.	(11,774)	(438,875)	3.2
Blackberry Ltd.	(26,990)	(98,946)	0.7
Bombardier, Inc., Class B	(723)	(23,652)	0.2
Cameco Corp.	(183,109)	(7,611,799)	55.5
Canadian Apartment Properties REIT	(26,213)	(787,649)	5.7
Canadian Pacific Kansas City Ltd.	(188,759)	(13,577,621)	99.0
Celestica, Inc.	(318)	(7,579)	0.1
CI Financial Corp.	(37,556)	(348,026)	2.5
Colliers International Group, Inc.	(10,538)	(973,103)	7.1
Constellation Software, Inc.	(579)	(1,171,650)	8.5
Fairfax Financial Holdings Ltd.	(573)	(484,375)	3.5
Finning International, Inc.	(55,770)	(1,524,520)	11.1
Great-West Lifeco, Inc.	(8,174)	(230,759)	1.7
IGM Financial, Inc.	(8,418)	(193,289)	1.4
Kinross Gold Corp.	(53,016)	(281,764)	2.1
Lightspeed Commerce, Inc.	(82,563)	(1,051,816)	7.7
Loblaw Cos Ltd.	(3,806)	(314,463)	2.3
National Bank of Canada	(20,200)	(1,277,223)	9.3

Security	Shares	Value	% of Basket Value

Canada (continued)
Nexgen Energy Ltd.	(7,319)	$(44,910)	0.3%
Nutrien Ltd.	(30,191)	(1,655,370)	12.1
Open Text Corp.	(31,550)	(1,073,343)	7.8
Osisko Gold Royalties Ltd.	(13,887)	(172,753)	1.3
Parkland Corp.	(29,342)	(903,996)	6.6
Quebecor, Inc., Class B	(23,033)	(484,208)	3.5
RB Global, Inc.	(44,246)	(2,946,088)	21.5
Restaurant Brands International, Inc.	(24,605)	(1,659,853)	12.1
Rogers Communications, Inc.	(80,030)	(3,017,132)	22.0
Saputo, Inc.	(6,307)	(129,707)	1.0
Shopify, Inc., Class A	(7,257)	(345,565)	2.5
SNC-Lavalin Group, Inc.	(15,583)	(441,535)	3.2
Sun Life Financial, Inc.	(136,628)	(6,363,346)	46.4
Teck Resources Ltd.	(20,723)	(747,433)	5.5
Thomson Reuters Corp.	(25,063)	(3,025,985)	22.1
TMX Group Ltd.	(38,915)	(824,026)	6.0
Toronto-Dominion Bank	(267,135)	(15,168,028)	110.6
Tricon Residential, Inc.	(27,697)	(187,111)	1.4

		(71,586,056)

China
BOC Hong Kong Holdings Ltd.	(125,500)	(332,223)	2.4
Prosus NV	(303)	(8,458)	0.1
Wilmar International Ltd.	(83,900)	(218,350)	1.6
Xinyi Glass Holdings Ltd.	(1,366,000)	(1,571,228)	11.4

		(2,130,259)

Finland
Elisa OYJ	(50,855)	(2,152,378)	15.7
Fortum OYJ	(1,389)	(16,462)	0.1
Kesko OYJ, B Shares	(11,139)	(188,735)	1.4
Metso OYJ	(19,046)	(167,454)	1.2
Neste OYJ	(3,807)	(128,118)	0.9
Nokia OYJ	(591,819)	(1,968,064)	14.4
Orion OYJ	(10,007)	(397,401)	2.9
Stora Enso OYJ, R Shares	(96,439)	(1,156,809)	8.5
UPM-Kymmene OYJ	(17,582)	(590,975)	4.3

		(6,766,396)

France
Air France-KLM	(2,193)	(24,688)	0.2
Air Liquide SA	(237)	(40,636)	0.3
Airbus SE	(4,801)	(642,578)	4.7
Biomerieux	(8,139)	(780,091)	5.7
BNP Paribas SA	(87,869)	(5,045,594)	36.8
Bollore SE	(276,628)	(1,508,115)	11.0
Capgemini SE	(3,151)	(555,878)	4.0
Covivio SA	(6,173)	(264,197)	1.9
Danone SA	(21,168)	(1,258,711)	9.2
EssilorLuxottica SA	(19,420)	(3,509,913)	25.6
Ipsen SA	(6,245)	(736,712)	5.4
Kering SA	(8,004)	(3,252,628)	23.7
Klepierre SA	(11,011)	(266,919)	1.9
L’Oreal SA	(338)	(142,072)	1.0
LVMH Moet Hennessy Louis Vuitton SE	(1,489)	(1,064,175)	7.8
Orange SA	(29,749)	(349,291)	2.5
Pernod Ricard SA	(264)	(47,038)	0.3
Publicis Groupe SA	(529)	(40,204)	0.3
Safran SA	(4,811)	(750,197)	5.5
Sartorius Stedim Biotech	(1,299)	(242,737)	1.8
SCOR SE	(834)	(24,853)	0.2

98	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

France (continued)
Technip Energies NV	(9,746)	$(213,121)	1.6%
TotalEnergies SE	(30,624)	(2,044,920)	14.9
Unibail-Rodamco-Westfield	(8,801)	(435,314)	3.2

		(23,240,582)

Germany
AIXTRON SE	(5,832)	(163,551)	1.2
Bayer AG, Registered Shares	(35,968)	(1,551,146)	11.3
Bechtle AG	(6,405)	(285,737)	2.1
Brenntag SE	(8,989)	(667,215)	4.9
CTS Eventim AG & Co. KGaA	(5,981)	(361,493)	2.6
Fresenius Medical Care AG & Co. KGaA	(22,938)	(760,707)	5.5
Fresenius SE & Co. KGaA	(43,553)	(1,118,241)	8.2
Hannover Rueck SE	(1,501)	(330,853)	2.4
Hella GmbH & Co. KGaA	(675)	(51,312)	0.4
HelloFresh SE	(7,843)	(171,178)	1.3
MTU Aero Engines AG	(395)	(74,495)	0.5
Siemens Healthineers AG	(1,144)	(56,178)	0.4
Symrise AG, Class A	(10,887)	(1,110,912)	8.1
Vonovia SE	(71,253)	(1,637,405)	11.9

		(8,340,423)

Hong Kong
CK Asset Holdings Ltd.	(29,000)	(145,097)	1.0
CK Infrastructure Holdings Ltd.	(73,000)	(338,697)	2.5
CLP Holdings Ltd.	(203,500)	(1,490,835)	10.9
Hang Seng Bank Ltd.	(18,800)	(215,168)	1.6
Henderson Land Development Co. Ltd.	(130,000)	(340,474)	2.5
HKT Trust & HKT Ltd.	(2,503,000)	(2,595,123)	18.9
Hong Kong & China Gas Co. Ltd.	(460,000)	(320,531)	2.3
Power Assets Holdings Ltd.	(155,500)	(744,147)	5.4
Prudential PLC	(132,569)	(1,393,637)	10.2
Sino Land Co. Ltd.	(696,703)	(696,278)	5.1

		(8,279,987)

Ireland
Aercap Holdings NV	(20,395)	(1,266,937)	9.2
Kingspan Group PLC	(1,380)	(92,697)	0.7

		(1,359,634)

Israel
Azrieli Group Ltd.	(16,475)	(713,771)	5.2
Bank Hapoalim BM	(127,735)	(919,372)	6.7
Bank Leumi Le-Israel BM	(186,105)	(1,206,211)	8.8
Global-e Online Ltd.	(6,531)	(229,303)	1.7
ICL Group Ltd.	(9,654)	(47,258)	0.3
Israel Discount Bank Ltd.	(48,174)	(213,028)	1.6
Mizrahi Tefahot Bank Ltd.	(9,016)	(280,777)	2.0
Mobileye Global, Inc., Class A	(433)	(15,445)	0.1
Teva Pharmaceutical Industries Ltd.	(7,469)	(64,360)	0.5
Teva Pharmaceutical Industries Ltd., ADR	(8,323)	(71,411)	0.5

		(3,760,936)

Italy
Assicurazioni Generali SpA	(39,081)	(774,868)	5.7
Bper Banca	(8,826)	(28,670)	0.2
Coca-Cola HBC AG	(8,609)	(224,643)	1.6
DiaSorin SpA	(3,625)	(324,300)	2.4
Iveco Group NV	(12,547)	(105,534)	0.8
Leonardo SpA	(19,194)	(289,549)	2.1
Nexi SpA	(17,272)	(100,175)	0.7
Poste Italiane SpA	(31,968)	(315,891)	2.3

		(2,163,630)

Security	Shares	Value	% of Basket Value

Japan
Advantest Corp.	(3,200)	$(83,574)	0.6%
Asahi Group Holdings Ltd.	(18,700)	(685,479)	5.0
BayCurrent Consulting, Inc.	(44,700)	(1,138,703)	8.3
Bridgestone Corp.	(3,300)	(126,620)	0.9
Capcom Co. Ltd.	(8,600)	(280,941)	2.0
Chiba Bank Ltd.	(12,900)	(97,360)	0.7
Chubu Electric Power Co., Inc.	(34,800)	(426,200)	3.1
Chugai Pharmaceutical Co. Ltd.	(36,100)	(1,085,701)	7.9
Chugoku Electric Power Co., Inc.	(18,800)	(119,105)	0.9
Dai Ichi Life Holdings, Inc.	(3,000)	(64,223)	0.5
Daikin Industries Ltd.	(600)	(87,379)	0.6
Daiwa House REIT Investment Corp.	(267)	(478,878)	3.5
East Japan Railway Co.	(7,500)	(394,702)	2.9
Electric Power Development Co. Ltd.	(4,000)	(62,173)	0.4
GLP J-Reit	(108)	(97,623)	0.7
Hakuhodo DY Holdings, Inc.	(12,800)	(105,322)	0.8
Hamamatsu Photonics KK	(1,500)	(56,543)	0.4
Hankyu Hanshin Holdings, Inc.	(5,400)	(172,130)	1.3
Harmonic Drive Systems, Inc.	(2,600)	(57,126)	0.4
Hitachi Ltd.	(500)	(31,919)	0.2
Hoshizaki Corp.	(5,500)	(180,019)	1.3
Ibiden Co. Ltd.	(17,300)	(749,574)	5.5
Iida Group Holdings Co. Ltd.	(29,400)	(462,713)	3.4
Japan Airlines Co. Ltd.	(19,700)	(366,962)	2.7
Japan Metropolitan Fund Invest	(1,557)	(1,017,852)	7.4
Japan Petroleum Exploration Co. Ltd.	(800)	(27,775)	0.2
Japan Real Estate Investment Corp.	(263)	(989,930)	7.2
JMDC, Inc.	(11,600)	(330,486)	2.4
JSR Corp.	(106,500)	(2,889,365)	21.1
Kawasaki Kisen Kaisha Ltd.	(10,500)	(362,362)	2.6
Keio Corp.	(14,400)	(433,136)	3.2
Keisei Electric Railway Co. Ltd.	(9,200)	(350,804)	2.6
Keyence Corp.	(700)	(274,323)	2.0
Kikkoman Corp.	(12,300)	(708,940)	5.2
Kintetsu Group Holdings Co. Ltd.	(26,100)	(743,999)	5.4
Kyushu Electric Power Co., Inc.	(56,400)	(365,211)	2.7
Kyushu Railway Co.	(61,800)	(1,280,194)	9.3
LY Corp.	(137,000)	(354,161)	2.6
Makita Corp.	(6,700)	(175,443)	1.3
MatsukiyoCocokara & Co.	(13,500)	(239,909)	1.7
Mazda Motor Corp.	(26,500)	(259,962)	1.9
McDonald’s Holdings Co. Japan Ltd.	(5,400)	(212,881)	1.5
Mercari, Inc.	(20,600)	(419,075)	3.1
MinebeaMitsumi, Inc.	(3,200)	(50,883)	0.4
Mitsubishi Motors Corp.	(13,400)	(44,445)	0.3
Mitsui High-Tec, Inc.	(3,500)	(150,011)	1.1
Mitsui OSK Lines Ltd.	(51,600)	(1,350,675)	9.8
NIDEC Corp.	(5,500)	(204,288)	1.5
Nippon Building Fund, Inc.	(181)	(736,791)	5.4
Nippon Sanso Holdings Corp.	(31,400)	(802,506)	5.8
Nippon Yusen KK	(5,100)	(126,526)	0.9
Nissan Chemical Corp.	(41,900)	(1,732,720)	12.6
Nitori Holdings Co. Ltd.	(1,700)	(186,497)	1.4
Nomura Holdings, Inc.	(195,900)	(767,342)	5.6
Nomura Real Estate Master Fund, Inc.	(51)	(56,855)	0.4
Oji Holdings Corp.	(57,900)	(250,870)	1.8
Oriental Land Co. Ltd.	(10,400)	(340,750)	2.5
Rakuten Bank Ltd.	(10,500)	(181,452)	1.3
Resonac Holdings Corp.	(1,300)	(21,370)	0.2
Rohm Co. Ltd.	(1,600)	(26,050)	0.2
Rohto Pharmaceutical Co. Ltd.	(6,100)	(144,201)	1.0

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Ryohin Keikaku Co. Ltd.	(2,000)	$(28,407)	0.2%
Secom Co. Ltd.	(6,400)	(450,352)	3.3
Seven & i Holdings Co. Ltd.	(15,100)	(559,786)	4.1
SG Holdings Co. Ltd.	(111,600)	(1,600,788)	11.7
SHIFT, Inc.	(200)	(36,807)	0.3
Shimano, Inc.	(300)	(43,732)	0.3
Shizuoka Financial Group, Inc.	(121,700)	(1,048,474)	7.6
SMC Corp.	(1,200)	(558,711)	4.1
Sony Group Corp.	(20,400)	(1,718,592)	12.5
Square Enix Holdings Co. Ltd.	(6,500)	(218,502)	1.6
SUMCO Corp.	(125,400)	(1,641,625)	12.0
Taiyo Yuden Co. Ltd.	(10,200)	(232,063)	1.7
TDK Corp.	(1,600)	(60,677)	0.4
Tobu Railway Co. Ltd.	(49,200)	(1,199,858)	8.7
Tohoku Electric Power Co., Inc.	(27,600)	(174,681)	1.3
Tokai Carbon Co. Ltd.	(135,700)	(1,055,664)	7.7
Tokyo Electric Power Co Holdings, Inc.	(155,600)	(667,327)	4.9
Tokyo Gas Co. Ltd.	(16,200)	(368,867)	2.7
Tokyo Seimitsu Co. Ltd.	(1,900)	(90,083)	0.7
Tokyu Corp.	(35,000)	(400,224)	2.9
Toyo Suisan Kaisha Ltd.	(5,300)	(247,284)	1.8
Toyota Motor Corp.	(5,300)	(93,429)	0.7
USS Co. Ltd.	(1,400)	(24,789)	0.2
Visional, Inc.	(5,700)	(282,877)	2.1
Welcia Holdings Co. Ltd.	(1,700)	(28,540)	0.2
West Japan Railway Co.	(23,000)	(888,089)	6.5
Yamada Holdings Co. Ltd.	(10,100)	(32,361)	0.2
Yamato Holdings Co. Ltd.	(26,500)	(447,050)	3.3
Yaskawa Electric Corp.	(600)	(19,934)	0.1
Yokohama Rubber Co. Ltd.	(15,400)	(288,562)	2.1
Zensho Holdings Co. Ltd.	(3,800)	(202,118)	1.5

		(40,731,262)

Netherlands
Argenx SE	(33)	(15,493)	0.1
ASM International NV	(1,192)	(491,044)	3.6
ASML Holding NV	(2,817)	(1,690,324)	12.3
BE Semiconductor Industries NV	(926)	(95,503)	0.7
EXOR NV	(3,916)	(335,478)	2.5
Heineken Holding NV	(26,191)	(1,989,951)	14.5
Heineken NV	(30,454)	(2,731,381)	19.9
IMCD NV	(3,878)	(466,049)	3.4
JDE Peet’s NV	(58,211)	(1,613,600)	11.8
Koninklijke Ahold Delhaize NV	(19,697)	(582,403)	4.3
OCI NV	(9,055)	(210,548)	1.5
Shell PLC	(37,340)	(1,207,607)	8.8
Universal Music Group NV	(48,843)	(1,193,803)	8.7

		(12,623,184)

Portugal
Banco Comercial Portugues SA	(5,256,588)	(1,610,885)	11.7
Jeronimo Martins SGPS SA	(1,137)	(26,170)	0.2

		(1,637,055)

Singapore
CapitaLand Ascendas REIT	(238,000)	(452,704)	3.3
Capitaland Investment Ltd.	(6,700)	(14,402)	0.1
Genting Singapore Ltd.	(701,300)	(441,054)	3.2
Jardine Cycle & Carriage Ltd.	(13,500)	(278,412)	2.0
Oversea-Chinese Banking Corp. Ltd.	(29,100)	(270,082)	2.0
Singapore Exchange Ltd.	(78,500)	(544,101)	4.0
Singapore Technologies Engineering Ltd.	(156,600)	(430,385)	3.1

Security	Shares	Value	% of Basket Value

Singapore (continued)
STMicroelectronics NV	(29,766)	$(1,132,349)	8.3%
United Overseas Bank Ltd.	(6,400)	(126,378)	0.9
UOL Group Ltd.	(65,200)	(281,134)	2.1

		(3,971,001)

Spain
Amadeus IT Group SA	(27,546)	(1,569,177)	11.4
Cellnex Telecom SA	(13,465)	(395,055)	2.9
Corp. ACCIONA Energias Renovables SA	(6,568)	(177,463)	1.3
Endesa SA	(7,757)	(145,662)	1.1

		(2,287,357)

Switzerland
Alcon, Inc.	(23,629)	(1,711,091)	12.5
Bachem Holding AG	(1,259)	(92,542)	0.7
Barry Callebaut AG, Registered Shares	(620)	(950,649)	6.9
EMS-Chemie Holding AG, Registered Shares	(719)	(497,233)	3.6
Lonza Group AG, Registered Shares	(669)	(237,770)	1.7
On Holding AG	(2,890)	(74,186)	0.6
Schindler Holding AG, Registered Shares	(3,522)	(694,199)	5.1
SIG Group AG	(13,295)	(296,438)	2.2
Sika AG	(4,087)	(990,070)	7.2
Swatch Group AG	(818)	(211,175)	1.6
Swiss Life Holding AG, Registered Shares	(5,156)	(3,349,330)	24.4
Swisscom AG, Registered Shares	(3,696)	(2,239,171)	16.3
UBS Group AG, Registered Shares	(50,398)	(1,197,998)	8.7
VAT Group AG	(730)	(261,855)	1.9
Zurich Insurance Group AG	(484)	(234,288)	1.7

		(13,037,995)

Thailand
Fabrinet	(2,402)	(372,310)	2.7

Turkey
Eldorado Gold Corp.	(4,230)	(46,508)	0.3

United Kingdom
Abrdn PLC	(492,213)	(944,733)	6.9
Admiral Group PLC	(22,616)	(674,402)	4.9
Barratt Developments PLC	(47,534)	(240,956)	1.8
Beazley PLC	(80,247)	(505,322)	3.7
Ck Hutchison Holdings Ltd.	(197,500)	(1,000,802)	7.3
CNH Industrial NV	(6,478)	(71,651)	0.5
Coca-Cola Europacific Partners PLC	(42,932)	(2,511,951)	18.3
DCC PLC	(17,494)	(976,915)	7.1
Diageo PLC	(5,824)	(220,399)	1.6
Direct Line Insurance Group PLC	(26,808)	(49,690)	0.4
DS Smith PLC	(148,950)	(519,253)	3.8
Endeavour Mining PLC	(13,490)	(279,738)	2.0
Hiscox Ltd.	(191,302)	(2,192,388)	16.0
Howden Joinery Group PLC	(2,618)	(20,332)	0.1
HSBC Holdings PLC	(315,700)	(2,289,019)	16.7
JD Sports Fashion PLC	(124,575)	(194,736)	1.4
JET2 PLC	(3,290)	(40,419)	0.3
Legal & General Group PLC	(88,593)	(229,469)	1.7
Lloyds Banking Group PLC	(1,510,936)	(739,479)	5.4
M&G PLC	(279,851)	(679,271)	5.0
Next PLC	(1,443)	(121,624)	0.9
Ocado Group PLC	(47,011)	(267,813)	2.0
Persimmon PLC	(71,053)	(884,503)	6.4
Reckitt Benckiser Group PLC	(31,747)	(2,119,737)	15.5
RELX PLC	(11,714)	(411,261)	3.0
Rentokil Initial PLC	(262,134)	(1,344,338)	9.8

100	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Smith & Nephew PLC	(82,241)	$(925,077)	6.7%
Standard Chartered PLC	(99,875)	(770,277)	5.6
Unilever PLC	(27,130)	(1,280,377)	9.3
Vistry Group PLC	(83,783)	(726,064)	5.3

		(23,231,996)

United States
10X Genomics, Inc., Class A	(9,003)	(317,626)	2.3
Abbott Laboratories	(27,098)	(2,562,116)	18.7
Acuity Brands, Inc.	(1,267)	(205,216)	1.5
Advanced Micro Devices, Inc.	(24,482)	(2,411,477)	17.6
Aflac, Inc.	(46,354)	(3,620,711)	26.4
Agilon Health, Inc.	(49,522)	(891,396)	6.5
Agree Realty Corp.	(21,702)	(1,214,010)	8.9
Air Lease Corp., Class A	(29,816)	(1,032,528)	7.5
Airbnb, Inc., Class A	(13,151)	(1,555,632)	11.3
Albemarle Corp.	(16,433)	(2,083,376)	15.2
Alexandria Real Estate Equities, Inc.	(13,013)	(1,211,901)	8.8
Alight, Inc., Class A	(186,750)	(1,240,020)	9.0
Allegion PLC	(288)	(28,328)	0.2
Alliant Energy Corp.	(46,268)	(2,257,416)	16.5
Amcor PLC	(158,020)	(1,404,798)	10.2
American Electric Power Co., Inc.	(39,971)	(3,019,409)	22.0
American Tower Corp.	(2,804)	(499,645)	3.6
American Water Works Co., Inc.	(2,989)	(351,656)	2.6
Americold Realty Trust, Inc.	(28,179)	(738,853)	5.4
Ameriprise Financial, Inc.	(602)	(189,371)	1.4
Amkor Technology, Inc.	(55,331)	(1,154,205)	8.4
Amphenol Corp., Class A	(50,920)	(4,101,606)	29.9
Analog Devices, Inc.	(2,277)	(358,240)	2.6
Annaly Capital Management, Inc.	(144,417)	(2,254,349)	16.4
Antero Midstream Corp.	(11,721)	(144,637)	1.1
Apellis Pharmaceuticals, Inc.	(6,533)	(317,896)	2.3
Api Group Corp.	(1,201)	(31,070)	0.2
Apollo Global Management, Inc.	(51,348)	(3,976,389)	29.0
Applied Industrial Technologies, Inc.	(195)	(29,934)	0.2
Aramark	(1,559)	(41,984)	0.3
Arch Capital Group Ltd.	(1,931)	(167,379)	1.2
Arista Networks, Inc.	(2,843)	(569,652)	4.2
Asana, Inc., Class A	(7,489)	(138,322)	1.0
Aspen Technology, Inc.	(8,095)	(1,438,886)	10.5
ATI, Inc.	(14,703)	(555,332)	4.1
Automatic Data Processing, Inc.	(828)	(180,686)	1.3
Avantor, Inc.	(23,342)	(406,851)	3.0
Avery Dennison Corp.	(23,233)	(4,044,168)	29.5
Avis Budget Group, Inc.	(176)	(28,653)	0.2
Ball Corp.	(23,042)	(1,109,472)	8.1
Bath & Body Works, Inc.	(10,306)	(305,573)	2.2
Bausch Health Cos, Inc.	(27,182)	(188,707)	1.4
Baxter International, Inc.	(6,387)	(207,130)	1.5
Bentley Systems, Inc., Class B	(19,975)	(971,584)	7.1
Berry Global Group, Inc.	(20,233)	(1,112,815)	8.1
BILL Holdings, Inc.	(5,174)	(472,334)	3.4
Biogen, Inc.	(215)	(51,071)	0.4
Bio-Rad Laboratories, Inc., Class A	(809)	(222,702)	1.6
Bio-Techne Corp.	(822)	(44,906)	0.3
BJ’s Wholesale Club Holdings, Inc	(14,645)	(997,617)	7.3
Blackline, Inc.	(1,162)	(57,054)	0.4
Blue Owl Capital, Inc., Class A	(58,876)	(725,941)	5.3
Boeing Co.	(16,864)	(3,150,532)	23.0
BorgWarner, Inc.	(914)	(33,727)	0.2

Security	Shares	Value	% of Basket Value

United States (continued)
Boston Beer Co., Inc., Class A	(901)	$(300,889)	2.2%
Boston Properties, Inc.	(60,130)	(3,221,164)	23.5
Boston Scientific Corp.	(19,102)	(977,831)	7.1
Braze, Inc.	(2,332)	(99,297)	0.7
Broadcom, Inc.	(1,515)	(1,274,676)	9.3
Broadridge Financial Solutions, Inc.	(34)	(5,802)	0.0
Brown & Brown, Inc.	(36,354)	(2,523,695)	18.4
Bumble, Inc., Class A	(8,781)	(118,017)	0.9
BWX Technologies, Inc.	(16,289)	(1,209,947)	8.8
Campbell Soup Co.	(1,696)	(68,535)	0.5
Carlisle Cos., Inc.	(1,229)	(312,277)	2.3
Carrier Global Corp.	(44,156)	(2,104,475)	15.3
Caterpillar, Inc.	(1,129)	(255,210)	1.9
Cboe Global Markets, Inc.	(1,433)	(234,854)	1.7
CBRE Group, Inc., Class A	(987)	(68,439)	0.5
Celanese Corp., Class A	(19,281)	(2,207,867)	16.1
Ceridian HCM Holding, Inc.	(759)	(48,584)	0.4
CF Industries Holdings, Inc.	(29,141)	(2,324,869)	17.0
Chart Industries, Inc.	(1,217)	(141,452)	1.0
Cheniere Energy, Inc.	(337)	(56,084)	0.4
Chipotle Mexican Grill, Inc., Class A	(881)	(1,711,078)	12.5
Chord Energy Corp.	(13,765)	(2,275,630)	16.6
Chubb Ltd.	(3,527)	(756,965)	5.5
Chuy’s Holdings, Inc.	(6,205)	(681,557)	5.0
Cigna Group.	(683)	(211,184)	1.5
Cisco Systems, Inc.	(70,950)	(3,698,623)	27.0
Citigroup, Inc.	(239,688)	(9,465,279)	69.0
Civitas Resources, Inc.	(22,208)	(1,675,149)	12.2
Cloudflare, Inc.	(3,211)	(182,032)	1.3
CME Group, Inc.	(2,364)	(504,619)	3.7
Coca-Cola Consolidated, Inc.	(1,036)	(659,321)	4.8
Cognizant Technology Solutions Corp., Class A	(44,713)	(2,882,647)	21.0
Coherent Corp.	(18,218)	(539,253)	3.9
Coinbase Global, Inc.	(11,202)	(863,898)	6.3
Columbia Sportswear Co.	(2,669)	(196,972)	1.4
Conagra Brands, Inc.	(1,820)	(49,795)	0.4
Confluent, Inc., Class A	(52,778)	(1,525,812)	11.1
Constellation Energy Corp.	(17,923)	(2,023,865)	14.8
Cooper Cos., Inc.	(6,474)	(2,018,269)	14.7
Core & Main, Inc., Class A	(4,767)	(143,391)	1.0
Corebridge Financial, Inc.	(110,119)	(2,202,380)	16.1
Costco Wholesale Corp.	(1,283)	(708,781)	5.2
Coty, Inc., Class A	(62,487)	(585,503)	4.3
Cousins Properties, Inc.	(54,570)	(975,166)	7.1
Crane Co.	(21,061)	(2,049,867)	15.0
Crocs, Inc.	(957)	(85,479)	0.6
Crown Holdings, Inc.	(497)	(40,058)	0.3
CVS Health Corp.	(6,864)	(473,685)	3.5
CyberArk Software Ltd.	(2,577)	(421,700)	3.1
Danaher Corp.	(2,409)	(462,576)	3.4
Darden Restaurants, Inc.	(3,308)	(481,413)	3.5
Dexcom, Inc.	(6,105)	(542,307)	4.0
Diamondback Energy, Inc.	(23,115)	(3,705,797)	27.0
Digital Realty Trust, Inc.	(9,630)	(1,197,587)	8.7
Dollar Tree, Inc.	(19,314)	(2,145,592)	15.6
Dominion Energy, Inc.	(7,698)	(310,383)	2.3
DoorDash, Inc.	(19,819)	(1,485,434)	10.8
Dover Corp.	(4,230)	(549,688)	4.0
Dow, Inc.	(461)	(22,285)	0.2
Doximity, Inc.	(8,148)	(166,464)	1.2
DraftKings, Inc., Class A	(28,909)	(798,467)	5.8

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Duke Energy Corp.	(17,048)	$(1,515,397)	11.1%
Dun & Bradstreet Holdings, Inc.	(3,676)	(32,202)	0.2
Duolingo, Inc.	(226)	(33,007)	0.2
DuPont de Nemours, Inc.	(1,987)	(144,813)	1.1
Dutch Bros, Inc., Class A	(1,979)	(48,169)	0.4
Dynatrace, Inc.	(23,409)	(1,046,616)	7.6
Eastgroup Properties, Inc.	(151)	(24,651)	0.2
Ecolab, Inc.	(3,336)	(559,581)	4.1
Edison International	(40,128)	(2,530,472)	18.5
Elastic NV	(343)	(25,739)	0.2
Element Solutions, Inc.	(10,913)	(198,944)	1.5
Entegris, Inc.	(26,515)	(2,334,381)	17.0
Envista Holdings Corp.	(47,894)	(1,114,493)	8.1
Equifax, Inc.	(4,284)	(726,438)	5.3
Equinix, Inc.	(139)	(101,420)	0.7
Equitable Holdings, Inc.	(8,136)	(216,174)	1.6
Equity LifeStyle Properties, Inc.	(913)	(60,075)	0.4
Erie Indemnity Co., Class A	(876)	(241,942)	1.8
Estee Lauder Cos, Inc., Class A	(1,986)	(255,936)	1.9
Everest Group Ltd.	(66)	(26,111)	0.2
Exelon Corp.	(108,568)	(4,227,638)	30.8
Extra Space Storage, Inc.	(27,392)	(2,837,537)	20.7
FactSet Research Systems, Inc.	(1,209)	(522,155)	3.8
Ferguson PLC	(4,617)	(697,388)	5.1
Fifth Third Bancorp	(42,583)	(1,009,643)	7.4
First Citizens BancShares, Inc., Class A	(806)	(1,112,876)	8.1
First Solar, Inc.	(3,406)	(485,185)	3.5
Five Below, Inc.	(8,940)	(1,555,381)	11.3
Fortive Corp.	(78,104)	(5,098,629)	37.2
Fortune Brands Innovations, Inc.	(9,468)	(528,314)	3.9
Frontier Communications Parent, Inc.	(40,938)	(733,609)	5.4
FTI Consulting, Inc.	(1,790)	(379,945)	2.8
Gaming and Leisure Properties, Inc.	(38,148)	(1,731,538)	12.6
GE HealthCare Technologies, Inc.	(44,764)	(2,979,939)	21.7
Graphic Packaging Holding Co.	(62,608)	(1,346,698)	9.8
Haleon PLC	(754,834)	(3,035,879)	22.1
Hartford Financial Services Group, Inc.	(4,458)	(327,440)	2.4
Hasbro, Inc.	(35,901)	(1,620,930)	11.8
HB Fuller Co.	(5,733)	(379,238)	2.8
Healthcare Realty Trust, Inc., Class A	(237,901)	(3,413,879)	24.9
HealthEquity, Inc.	(864)	(61,932)	0.5
HEICO Corp., Class A	(2,352)	(299,010)	2.2
Hertz Global Holdings, Inc.	(44,299)	(373,441)	2.7
Hexcel Corp.	(14,952)	(925,828)	6.8
Hilton Worldwide Holdings, Inc.	(8,539)	(1,293,915)	9.4
Hormel Foods Corp.	(22,548)	(733,937)	5.4
Howmet Aerospace, Inc.	(46,726)	(2,060,617)	15.0
Humana, Inc.	(606)	(317,356)	2.3
Huntington Bancshares, Inc./OH	(19,484)	(188,021)	1.4
Hyatt Hotels Corp., Class A	(7,625)	(781,105)	5.7
ICON PLC, ADR	(2,726)	(665,035)	4.9
IDEX Corp.	(10,707)	(2,049,427)	14.9
ImmunoGen, Inc.	(1,467)	(21,800)	0.2
Immunovant, Inc.	(6,897)	(227,946)	1.7
Ingersoll Rand, Inc.	(23,704)	(1,438,359)	10.5
Inmode Ltd.	(10,042)	(191,802)	1.4
Insulet Corp.	(204)	(27,044)	0.2
Interactive Brokers Group, Inc., Class A	(22,166)	(1,774,832)	12.9
International Business Machines Corp.	(24,411)	(3,530,807)	25.8
International Flavors & Fragrances, Inc.	(17,217)	(1,176,782)	8.6
Intra-Cellular Therapies, Inc.	(12,950)	(644,392)	4.7
Intuit, Inc.	(4,868)	(2,409,417)	17.6

Security	Shares	Value	% of Basket Value

United States (continued)
IPG Photonics Corp.	(630)	$(54,117)	0.4%
Jacobs Solutions, Inc.	(2,978)	(396,967)	2.9
Johnson & Johnson	(11,190)	(1,659,925)	12.1
Juniper Networks, Inc.	(9,382)	(252,563)	1.8
Karuna Therapeutics, Inc.	(3,836)	(639,116)	4.7
Kellogg Co.	(1,121)	(56,577)	0.4
Keurig Dr. Pepper, Inc.	(128,243)	(3,889,610)	28.4
Kinder Morgan, Inc.	(18,186)	(294,613)	2.2
Kite Realty Group Trust	(35,903)	(765,452)	5.6
KKR & Co., Inc.	(45,831)	(2,539,037)	18.5
Laboratory Corp. of America Holdings	(10,165)	(2,030,255)	14.8
Lancaster Colony Corp.	(3,694)	(624,914)	4.6
Lantheus Holdings, Inc.	(17,686)	(1,142,516)	8.3
Las Vegas Sands Corp.	(13,051)	(619,400)	4.5
Levi Strauss & Co., Class A	(24,298)	(332,154)	2.4
Linde PLC	(10,744)	(4,105,927)	29.9
Loews Corp.	(45,419)	(2,907,270)	21.2
MACOM Technology Solutions Holdings, Inc.	(24,871)	(1,754,400)	12.8
Madison Square Garden Sports Corp.	(1,909)	(320,979)	2.3
MarketAxess Holdings, Inc.	(3,564)	(761,805)	5.6
Marriott International, Inc., Class A	(14,777)	(2,786,351)	20.3
Masimo Corp.	(454)	(36,833)	0.3
Matador Resources Co.	(19,114)	(1,179,143)	8.6
Match Group, Inc.	(8,632)	(298,667)	2.2
Maximus, Inc.	(41,167)	(3,075,998)	22.4
McDonald’s Corp.	(9,934)	(2,604,397)	19.0
MicroStrategy, Inc., Class A	(2,870)	(1,215,129)	8.9
MKS Instruments, Inc.	(1,916)	(125,805)	0.9
Monday.com Ltd.	(1,581)	(205,514)	1.5
MongoDB, Inc., Class A	(4,468)	(1,539,628)	11.2
Monolithic Power Systems, Inc.	(267)	(117,945)	0.9
Morgan Stanley	(19,774)	(1,400,395)	10.2
Motorola Solutions, Inc.	(2,026)	(564,160)	4.1
Mueller Industries, Inc.	(10,190)	(384,265)	2.8
Murphy Oil Corp.	(878)	(39,396)	0.3
Natera, Inc.	(84)	(3,315)	0.0
National Storage Affiliates Trust	(112,708)	(3,214,432)	23.4
Neogen Corp.	(2,644)	(39,369)	0.3
Netflix, Inc.	(26,713)	(10,997,475)	80.2
New Fortress Energy, Inc.	(7,194)	(217,978)	1.6
New York Community Bancorp, Inc.	(130,235)	(1,234,628)	9.0
New York Times Co.	(6,853)	(276,244)	2.0
News Corp., Class A	(118,005)	(2,440,343)	17.8
Nexstar Media Group, Inc., Class A	(395)	(55,332)	0.4
NextEra Energy, Inc.	(14,395)	(839,228)	6.1
Noble Corp. PLC	(47,910)	(2,236,918)	16.3
Nordson Corp.	(5,086)	(1,081,233)	7.9
Northern Trust Corp.	(409)	(26,957)	0.2
nVent Electric PLC	(26,328)	(1,267,167)	9.2
Old Republic International Corp.	(5,240)	(143,471)	1.0
Omega Healthcare Investors, Inc.	(98,104)	(3,247,242)	23.7
Omnicom Group, Inc.	(2,692)	(201,658)	1.5
ON Semiconductor Corp.	(5,258)	(329,361)	2.4
Onto Innovation, Inc.	(21,981)	(2,470,005)	18.0
Oracle Corp.	(28,423)	(2,938,938)	21.4
Organon & Co.	(16,679)	(246,682)	1.8
Ormat Technologies, Inc.	(4,783)	(294,346)	2.1
Palantir Technologies, Inc.	(196,898)	(2,914,090)	21.3
Parsons Corp.	(9,749)	(551,306)	4.0
PayPal Holdings, Inc.	(37,907)	(1,963,583)	14.3
PBF Energy, Inc., Class A	(13,089)	(622,120)	4.5
Penumbra, Inc.	(4,161)	(795,375)	5.8

102	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Permian Resources Corp., Class A	(122,501)	$(1,784,840)	13.0%
PG&E Corp.	(65,449)	(1,066,819)	7.8
Pinnacle Financial Partners, Inc.	(11,521)	(718,450)	5.2
Pinnacle West Capital Corp.	(16,295)	(1,208,763)	8.8
Pinterest, Inc.	(55,592)	(1,661,089)	12.1
PNC Financial Services Group, Inc.	(9,148)	(1,047,172)	7.6
Primerica, Inc.	(2,426)	(463,754)	3.4
Procore Technologies, Inc.	(3,863)	(235,991)	1.7
Procter & Gamble Co.	(74,000)	(11,102,220)	81.0
Progressive Corp.	(11,853)	(1,873,841)	13.7
Progyny, Inc.	(13,077)	(403,556)	2.9
Prologis, Inc.	(52)	(5,239)	0.0
PTC, Inc.	(2,502)	(351,331)	2.6
QIAGEN NV	(73,595)	(2,737,579)	20.0
Quest Diagnostics, Inc.	(10,436)	(1,357,724)	9.9
QuidelOrtho Corp.	(2,316)	(141,461)	1.0
R1 RCM, Inc.	(47,210)	(556,606)	4.1
Ralph Lauren Corp., Class A	(6,063)	(682,269)	5.0
Rambus, Inc.	(11,001)	(597,684)	4.4
Range Resources Corp.	(16,563)	(593,618)	4.3
Raymond James Financial, Inc.	(2,759)	(263,319)	1.9
Realty Income Corp.	(14,611)	(692,269)	5.1
Regal Rexnord Corp., Registered Shares	(3,917)	(463,812)	3.4
Repligen Corp.	(17,477)	(2,351,705)	17.2
Revvity, Inc.	(3,645)	(301,988)	2.2
Rithm Capital Corp.	(194,827)	(1,817,736)	13.3
Rivian Automotive, Inc.	(23,088)	(374,487)	2.7
RLI Corp.	(3,312)	(441,291)	3.2
Roku, Inc.	(4,839)	(288,259)	2.1
Roper Technologies, Inc.	(3,386)	(1,654,298)	12.1
Ryan Specialty Holdings, Inc., Class A	(20,158)	(870,826)	6.4
Ryman Hospitality Properties, Inc.	(4,285)	(366,796)	2.7
Samsara, Inc., Class A	(61,613)	(1,421,412)	10.4
Sanofi SA	(4,665)	(423,146)	3.1
Schlumberger NV	(5,428)	(302,122)	2.2
Schneider Electric SE	(1,169)	(180,063)	1.3
Sealed Air Corp.	(13,834)	(425,949)	3.1
Selective Insurance Group, Inc.	(4,151)	(432,161)	3.2
Sensata Technologies Holding PLC	(859)	(27,385)	0.2
SentinelOne, Inc.	(109,331)	(1,708,844)	12.5
Sherwin-Williams Co.	(126)	(30,014)	0.2
Shift4 Payments, Inc., Class A	(853)	(37,976)	0.3
Shockwave Medical, Inc.	(3,083)	(635,900)	4.6
Simpson Manufacturing Co., Inc.	(607)	(80,840)	0.6
Snowflake, Inc.	(6,543)	(949,586)	6.9
SoFi Technologies, Inc.	(2,197)	(16,587)	0.1
SolarEdge Technologies, Inc.	(14,748)	(1,120,111)	8.2
Sonoco Products Co.	(7,216)	(373,861)	2.7
Southern Co.	(49,075)	(3,302,747)	24.1
SouthState Corp.	(18,118)	(1,197,600)	8.7
Southwest Gas Holdings, Inc.	(5,077)	(297,563)	2.2
Sprouts Farmers Market, Inc.	(4,208)	(176,820)	1.3
SPS Commerce, Inc.	(3,351)	(537,299)	3.9
SS&C Technologies Holdings, Inc.	(29,624)	(1,488,606)	10.9
STAG Industrial, Inc.	(47,491)	(1,577,651)	11.5
Starbucks Corp.	(66,356)	(6,120,677)	44.6
STERIS PLC.	(8,410)	(1,765,932)	12.9
Stryker Corp.	(200)	(54,044)	0.4
Sun Communities, Inc.	(1,276)	(141,942)	1.0
Super Micro Computer, Inc.	(2,396)	(573,770)	4.2

Security	Shares	Value	% of Basket Value

United States (continued)
Surgery Partners, Inc.	(6,867)	$(158,834)	1.2%
Take-Two Interactive Software, Inc.	(13,633)	(1,823,414)	13.3
Teledyne Technologies, Inc.	(6,492)	(2,431,838)	17.7
Teleflex, Inc.	(901)	(166,460)	1.2
Tempur Sealy International, Inc.	(2,016)	(80,499)	0.6
Tenable Holdings, Inc.	(493)	(20,760)	0.2
Terreno Realty Corp.	(11,240)	(598,867)	4.4
Tesla, Inc.	(17,130)	(3,440,389)	25.1
Thermo Fisher Scientific, Inc.	(3,399)	(1,511,773)	11.0
TKO Group Holdings, Inc.	(20,068)	(1,645,175)	12.0
Toro Co.	(51)	(4,123)	0.0
Tractor Supply Co.	(1,370)	(263,807)	1.9
Trade Desk, Inc., Class A	(42,407)	(3,009,201)	21.9
Tradeweb Markets, Inc., Class A	(36,957)	(3,326,500)	24.3
TransDigm Group, Inc.	(779)	(645,082)	4.7
Tyler Technologies, Inc.	(6,424)	(2,395,510)	17.5
Uber Technologies, Inc.	(13,628)	(589,820)	4.3
UiPath, Inc., Class A	(37,655)	(584,782)	4.3
Union Pacific Corp.	(10,398)	(2,158,729)	15.7
United Parcel Service, Inc., Class B	(3,628)	(512,455)	3.7
UnitedHealth Group, Inc.	(2,586)	(1,384,958)	10.1
Valaris Ltd.	(18,488)	(1,220,948)	8.9
Valvoline, Inc.	(27,078)	(803,404)	5.9
Vaxcyte, Inc.	(12,593)	(605,723)	4.4
Veralto Corp.	(1,231)	(84,939)	0.6
Verisk Analytics, Inc., Class A	(1,976)	(449,263)	3.3
Vertiv Holdings Co., Class A	(4,500)	(176,715)	1.3
VF Corp.	(5,238)	(77,156)	0.6
Viatris, Inc.	(35,636)	(317,160)	2.3
Vistra Corp.	(1,348)	(44,107)	0.3
Vontier Corp.	(11,796)	(348,690)	2.5
Vornado Realty Trust	(18,751)	(360,019)	2.6
Walt Disney Co.	(51,209)	(4,178,142)	30.5
Warner Music Group Corp., Class A	(2,633)	(82,413)	0.6
Waste Management, Inc.	(7,355)	(1,208,647)	8.8
Webster Financial Corp.	(40,657)	(1,543,746)	11.3
Welltower, Inc.	(45,996)	(3,845,726)	28.0
Wendy’s Co.	(1,732)	(32,943)	0.2
Whirlpool Corp.	(3,657)	(382,376)	2.8
Wingstop, Inc.	(2,582)	(471,912)	3.4
Wolfspeed, Inc.	(10,550)	(357,012)	2.6
Wyndham Hotels & Resorts, Inc.	(5,347)	(387,123)	2.8
Wynn Resorts Ltd.	(483)	(42,398)	0.3
Xcel Energy, Inc.	(32,230)	(1,910,272)	13.9
XPO, Inc.	(11,467)	(869,313)	6.3
YETI Holdings, Inc.	(25,106)	(1,067,507)	7.8
Yum! Brands, Inc.	(1,508)	(182,257)	1.3
Zebra Technologies Corp., Class A	(2,446)	(512,266)	3.7
Zimmer Biomet Holdings, Inc.	(2,212)	(230,955)	1.7
ZoomInfo Technologies, Inc., Class A	(27,535)	(356,854)	2.6

		(386,060,392)

Preferred Stocks

Germany
Dr Ing Hc F Porsche AG	(235)	(20,556)	0.1

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Germany (continued)
Sartorius AG	(2,812)	$(703,358)	5.1%
Volkswagen AG	(18,853)	(1,995,483)	14.6

Total Reference Entity — Short		(624,536,624)

Net Value of Reference Entity — Goldman Sachs Bank USA		$(13,712,368)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of period end, termination date 04/18/28:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
AGL Energy Ltd.	71,941	$492,097	(4.0)%
Aristocrat Leisure Ltd.	40,417	993,743	(8.0)
Bank of Queensland Ltd.	86,309	280,474	(2.3)
BHP Group Ltd.	65,833	1,864,634	(15.0)
Charter Hall Group	66,767	369,888	(3.0)
Flight Centre Travel Group Ltd.	54,186	644,127	(5.2)
Orica Ltd.	5,997	56,047	(0.4)
Rio Tinto Ltd.	5,635	420,828	(3.4)
SEEK Ltd.	32,883	433,815	(3.5)
Treasury Wine Estates Ltd.	112,067	939,016	(7.6)
Vicinity Ltd.	12,877	13,947	(0.1)
WiseTech Global Ltd.	6,936	258,236	(2.1)
Worley Ltd.	13,244	138,609	(1.1)

		6,905,461

Austria
BAWAG Group AG	6,662	296,159	(2.4)

Belgium
KBC Group NV	2,755	151,984	(1.3)
Sofina SA	10,317	1,956,283	(15.8)
Solvay SA	16,568	1,748,946	(14.1)
Warehouses De Pauw CVA	7,658	189,136	(1.5)

		4,046,349

Brazil
MercadoLibre, Inc.	259	321,352	(2.6)

Canada
Algonquin Power & Utilities Corp.	34,928	177,891	(1.4)
AltaGas Ltd.	18,234	345,239	(2.8)
B2Gold Corp.	101,243	330,053	(2.7)
Bank of Nova Scotia	5,340	218,975	(1.8)
Barrick Gold Corp.	73,056	1,188,014	(9.6)
Birchcliff Energy Ltd.	34,764	195,714	(1.6)
Canadian Imperial Bank of Commerce	35,467	1,272,782	(10.3)
Canadian Natural Resources Ltd.	19,866	1,285,993	(10.4)
Capital Power Corp.	4,911	127,655	(1.0)
Cenovus Energy, Inc.	6,622	128,703	(1.0)
Descartes Systems Group, Inc.	1,192	87,765	(0.7)
Element Fleet Management Corp.	93,377	1,287,481	(10.4)
Emera, Inc.	25,610	854,711	(6.9)
Enbridge, Inc.	6,762	220,287	(1.8)
Enerplus Corp.	112,411	1,936,221	(15.6)

Security	Shares	Value	% of Basket Value

Canada (continued)
First Majestic Silver Corp.	136,520	$716,396	(5.8)%
FirstService Corp.	2,228	321,127	(2.6)
Gibson Energy, Inc.	1,581	24,458	(0.2)
Gildan Activewear, Inc.	13,304	385,016	(3.1)
Imperial Oil Ltd.	14,364	834,619	(6.7)
Ivanhoe Mines Ltd., Class A	28,806	216,625	(1.8)
Keyera Corp.	48,666	1,153,547	(9.3)
Magna International, Inc.	23,775	1,165,206	(9.4)
Manulife Financial Corp.	1,551	27,524	(0.2)
MEG Energy Corp.	26,733	537,998	(4.4)
Methanex Corp.	19,483	819,312	(6.6)
NuVista Energy Ltd.	18,891	186,553	(1.5)
Pembina Pipeline Corp.	23,434	734,504	(5.9)
RioCan REIT	44,989	557,528	(4.5)
Stantec, Inc.	40,759	2,542,308	(20.5)
TELUS Corp.	25,675	421,917	(3.4)
TransAlta Corp.	22,216	165,955	(1.3)
West Fraser Timber Co. Ltd.	9,266	631,810	(5.1)
WSP Global, Inc.	640	84,365	(0.7)

		21,184,252

Chile
Antofagasta PLC	9,525	155,387	(1.3)

China
Budweiser Brewing Co. APAC Ltd.	100,900	191,934	(1.5)

Denmark
AP Moller - Maersk A/S, Class B	113	188,053	(1.5)
DSV A/S	1,258	187,778	(1.5)
Genmab A/S	1,022	288,507	(2.3)
Novo Nordisk A/S	4,434	429,160	(3.5)

		1,093,498

France
Accor SA	7,823	249,110	(2.0)
Alstom SA	2,252	30,443	(0.3)
Arkema SA	3,033	283,685	(2.3)
AXA SA	33,167	980,987	(7.9)
Bouygues SA	20,555	723,906	(5.8)
Carrefour SA	127,308	2,228,045	(18.0)
Dassault Aviation SA	956	189,703	(1.5)
Eiffage SA	16,568	1,502,825	(12.1)
Engie SA	111,465	1,769,797	(14.3)
Eurazeo SE	3,421	192,507	(1.6)
Gaztransport Et Technigaz SA	1,582	201,993	(1.6)
Getlink SE	1,335	21,521	(0.2)
Hermes International SCA	99	184,372	(1.5)
Rexel SA	39,897	813,260	(6.6)
Teleperformance SE	1,624	186,461	(1.5)
Ubisoft Entertainment SA	1,018	28,995	(0.2)
Valeo SE	35,188	464,061	(3.8)
Vallourec SA	3,540	42,441	(0.3)
Veolia Environnement SA	111,990	3,063,067	(24.7)
Vinci SA	2,137	237,445	(1.9)
Vivendi SE	57,601	515,707	(4.2)
Wendel SE	2,951	220,638	(1.8)

		14,130,969

Germany
Adidas AG	1,269	225,355	(1.8)
Basf SE	3,831	176,934	(1.4)
Bayerische Motoren Werke AG	5,442	506,492	(4.1)

104	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Germany (continued)
Beiersdorf AG	7,227	$948,830	(7.7)%
Covestro AG	9,948	503,088	(4.1)
Daimler Truck Holding AG	884	27,870	(0.2)
Deutsche Telekom AG	3,535	76,983	(0.6)
E.ON SE	157,517	1,867,599	(15.1)
Evotec SE	315	5,436	(0.0)
Heidelberg Materials AG	8,466	613,848	(5.0)
HUGO BOSS AG	2,517	146,930	(1.2)
Infineon Technologies AG	54,737	1,595,609	(12.9)
K&S AG	8,413	141,893	(1.1)
KION Group AG	4,933	151,026	(1.2)
Knorr-Bremse AG	594	33,115	(0.3)
LANXESS AG	5,667	130,595	(1.0)
Nemetschek SE	6,958	519,103	(4.2)
RWE AG	46,546	1,778,095	(14.3)
Siemens AG	5,018	664,606	(5.4)
SMA Solar Technology AG	898	55,063	(0.4)
Talanx AG	3,787	238,225	(1.9)
Telefonica Deutschland Holding AG	77,447	131,416	(1.1)
thyssenkrupp AG	375,265	2,611,088	(21.1)

		13,149,199

Hong Kong
Hang Lung Properties Ltd.	129,000	169,733	(1.4)
Hongkong Land Holdings Ltd.	85,700	271,817	(2.2)
Link REIT	45,300	208,097	(1.7)
New World Development Co. Ltd.	1,331,000	2,445,212	(19.7)
Swire Pacific Ltd., Class A	35,000	223,807	(1.8)
Swire Properties Ltd.	153,600	297,701	(2.4)

		3,616,367

Ireland
Kerry Group PLC	7,435	573,239	(4.6)
Smurfit Kappa Group PLC	13,823	451,308	(3.7)

		1,024,547

Israel
Nice Ltd.	180	27,773	(0.2)
Nova Ltd.	94	8,927	(0.1)
Wix.com Ltd.	9,091	726,371	(5.9)

		763,071

Italy
A2A SpA	146,150	273,840	(2.2)
Ferrari NV	308	93,058	(0.7)
Intesa Sanpaolo SpA	182,300	474,199	(3.8)
Mediobanca Banca di Credito Finanziario SpA	54,924	654,830	(5.3)
Moncler SpA	16,399	850,068	(6.9)
Recordati Industria Chimica e Farmaceutica SpA	2,584	119,298	(1.0)
Snam SpA	140,814	644,498	(5.2)

		3,109,791

Japan
ABC-Mart, Inc.	13,000	204,150	(1.7)
Amada Co. Ltd.	39,900	392,024	(3.2)
Aozora Bank Ltd.	2,800	57,749	(0.5)
Asahi Kasei Corp.	51,400	320,323	(2.6)
Astellas Pharma, Inc.	51,500	659,552	(5.3)
Brother Industries Ltd.	33,600	531,415	(4.3)
Dai Nippon Printing Co. Ltd.	41,500	1,097,144	(8.9)
Denso Corp.	6,100	91,055	(0.7)
DMG Mori Co. Ltd.	4,800	80,500	(0.7)
FANUC Corp.	3,800	95,666	(0.8)

Security	Shares	Value	% of Basket Value

Japan (continued)
Fast Retailing Co. Ltd.	5,800	$1,299,141	(10.5)%
FUJIFILM Holdings Corp.	4,500	249,662	(2.0)
Fujitsu Ltd.	8,900	1,166,702	(9.4)
Hoya Corp.	1,400	136,344	(1.1)
Hulic Co. Ltd.	44,400	412,426	(3.3)
IHI Corp.	600	11,677	(0.1)
Isuzu Motors Ltd.	8,100	91,502	(0.7)
ITOCHU Corp.	14,200	518,457	(4.2)
J Front Retailing Co. Ltd.	58,700	567,017	(4.6)
Japan Post Bank Co. Ltd.	3,900	36,559	(0.3)
Japan Post Holdings Co. Ltd.	476,100	4,267,270	(34.4)
Japan Post Insurance Co. Ltd.	1,500	29,193	(0.2)
JFE Holdings, Inc.	49,000	692,300	(5.6)
JGC Holdings Corp.	6,500	81,145	(0.7)
Kakaku.com, Inc.	38,600	376,953	(3.0)
KDDI Corp.	5,200	157,651	(1.3)
Kirin Holdings Co. Ltd.	47,100	670,683	(5.4)
Kobe Steel Ltd.	2,800	33,566	(0.3)
Komatsu Ltd.	39,100	911,890	(7.4)
Konica Minolta, Inc.	73,200	207,829	(1.7)
Kubota Corp.	76,000	1,036,633	(8.4)
Kuraray Co. Ltd.	6,300	73,061	(0.6)
Kyowa Kirin Co. Ltd.	19,000	302,263	(2.4)
Lawson, Inc.	26,000	1,268,702	(10.2)
M3, Inc.	1,700	26,383	(0.2)
MEIJI Holdings Co. Ltd.	13,000	323,951	(2.6)
Mitsubishi Chemical Group Corp.	166,500	955,649	(7.7)
Mitsubishi Corp.	55,300	2,613,222	(21.1)
Mitsubishi Electric Corp.	16,400	189,533	(1.5)
Mitsubishi Estate Co. Ltd.	55,500	720,232	(5.8)
Mitsubishi Gas Chemical Co., Inc.	16,300	223,268	(1.8)
Mitsubishi UFJ Financial Group, Inc.	17,900	152,168	(1.2)
Mitsui & Co. Ltd.	41,800	1,538,893	(12.4)
Mitsui Fudosan Co. Ltd.	42,000	922,717	(7.5)
Mizuho Financial Group, Inc.	53,400	917,846	(7.4)
MS&AD Insurance Group Holdings, Inc.	1,400	51,992	(0.4)
Nexon Co. Ltd.	5,600	104,049	(0.8)
Nihon M&A Center Holdings, Inc.	39,200	181,376	(1.5)
Nikon Corp.	32,600	313,978	(2.5)
Nintendo Co. Ltd.	11,500	481,565	(3.9)
Nippon Express Holdings, Inc.	2,900	151,060	(1.2)
Nippon Shinyaku Co. Ltd.	3,400	139,657	(1.1)
Nippon Telegraph & Telephone Corp.	2,555,000	3,046,455	(24.6)
Nissan Motor Co. Ltd.	52,600	205,296	(1.7)
Nisshin Seifun Group, Inc.	33,200	506,016	(4.1)
Nomura Real Estate Holdings, Inc.	800	18,953	(0.2)
NSK Ltd.	274,600	1,499,060	(12.1)
Obayashi Corp.	248,000	2,152,167	(17.4)
Obic Co. Ltd.	4,300	644,213	(5.2)
Olympus Corp.	50,400	681,929	(5.5)
Omron Corp.	16,900	614,670	(5.0)
Ono Pharmaceutical Co. Ltd.	1,700	29,788	(0.2)
Oracle Corp. Japan	15,400	1,107,215	(8.9)
ORIX Corp.	12,700	234,059	(1.9)
Otsuka Corp.	23,600	957,972	(7.7)
Otsuka Holdings Co. Ltd.	11,700	399,047	(3.2)
Panasonic Holdings Corp.	43,100	384,384	(3.1)
Rakuten Group, Inc.	33,200	124,286	(1.0)
Recruit Holdings Co. Ltd.	13,800	401,252	(3.2)
Resona Holdings, Inc.	17,900	96,839	(0.8)
Ricoh Co. Ltd.	106,400	874,476	(7.1)

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
SCREEN Holdings Co. Ltd.	71,300	$3,362,116	(27.1)%
SCSK Corp.	15,100	261,151	(2.1)
Sega Sammy Holdings, Inc.	1,900	30,096	(0.2)
Seiko Epson Corp.	28,400	400,206	(3.2)
Sekisui House Ltd.	77,600	1,539,360	(12.4)
Shimadzu Corp.	1,400	33,652	(0.3)
Shimizu Corp.	62,500	450,547	(3.6)
Shionogi & Co. Ltd.	13,600	641,673	(5.2)
Socionext, Inc.	1,500	148,182	(1.2)
SoftBank Group Corp.	5,100	211,806	(1.7)
Subaru Corp.	2,600	45,594	(0.4)
Sumitomo Chemical Co. Ltd.	28,400	73,063	(0.6)
Sumitomo Corp.	15,300	304,802	(2.5)
Sumitomo Mitsui Financial Group, Inc.	8,200	400,036	(3.2)
Sumitomo Mitsui Trust Holdings, Inc.	2,400	91,136	(0.7)
Tokio Marine Holdings, Inc.	54,100	1,226,111	(9.9)
Tokyo Electron Ltd.	800	107,186	(0.9)
Tokyo Tatemono Co. Ltd.	50,900	685,150	(5.5)
TOTO Ltd.	1,500	36,671	(0.3)
Toyota Industries Corp.	1,600	120,225	(1.0)
Yamaha Corp.	700	18,951	(0.2)

		52,301,534

Luxembourg
ArcelorMittal SA	172,036	3,800,518	(30.7)

Macau
Galaxy Entertainment Group Ltd.	45,000	253,212	(2.0)
Wynn Macau Ltd.	404,000	358,141	(2.9)

		611,353

Netherlands
ABN AMRO Bank NV, GDR, CVA	31,051	417,471	(3.4)
ASR Nederland NV	1,468	54,682	(0.4)
ING Groep NV	20,702	265,581	(2.1)
NN Group NV	14,514	464,643	(3.8)
Redcare Pharmacy NV	241	26,934	(0.2)

		1,229,311

New Zealand
Xero Ltd.	484	33,090	(0.3)

Norway
Aker BP ASA	45,536	1,341,386	(10.8)
Equinor ASA	28,682	983,239	(7.9)
Gjensidige Forsikring ASA	27,237	417,110	(3.4)
Kongsberg Gruppen ASA	20,844	871,772	(7.0)
Var Energi ASA	164,267	566,585	(4.6)

		4,180,092

Puerto Rico
Popular, Inc.	1,742	113,300	(0.9)

Singapore
Mapletree Pan Asia Commercial Trust	238,300	231,860	(1.9)
Sea Ltd., ADR, ADR	16,663	694,847	(5.6)
Singapore Airlines Ltd.	99,200	443,440	(3.6)

		1,370,147

Spain
Acciona SA	182	22,905	(0.2)
Aena SME SA	389	56,341	(0.5)
Banco Bilbao Vizcaya Argentaria SA	278,955	2,190,588	(17.7)
Banco de Sabadell SA	432,223	536,500	(4.3)

Security	Shares	Value	% of Basket Value

Spain (continued)
Banco Santander SA	171,684	$630,025	(5.1)%
Bankinter SA	103,130	650,959	(5.3)
CaixaBank SA	149,404	606,331	(4.9)
EDP Renovaveis SA	56,525	907,763	(7.3)
Fluidra SA	72,643	1,280,813	(10.3)
Grifols SA	51,050	572,629	(4.6)
Iberdrola SA	45,611	507,920	(4.1)
Industria De Diseno Textil SA	15,900	548,200	(4.4)
Naturgy Energy Group SA	5,488	155,004	(1.2)
Repsol SA	3,263	47,685	(0.4)

		8,713,663

Sweden
Electrolux AB	59,253	511,959	(4.1)
Elekta AB, B Shares	25,331	176,628	(1.4)
Indutrade AB	945	17,130	(0.2)
Swedish Orphan Biovitrum AB	4,813	101,113	(0.8)
Volvo Car AB	151,396	536,693	(4.3)

		1,343,523

Switzerland
CRISPR Therapeutics AG	665	25,888	(0.2)

United Kingdom
Auto Trader Group PLC	50,387	383,006	(3.1)
Aviva PLC	137,755	669,563	(5.4)
BAE Systems PLC	77,819	1,050,415	(8.5)
Barclays PLC	22,890	36,769	(0.3)
British American Tobacco PLC	52,415	1,573,906	(12.7)
British Land Co. PLC	203,643	742,019	(6.0)
Bunzl PLC	61,760	2,214,341	(17.9)
Burberry Group PLC	24,190	501,204	(4.0)
Drax Group PLC	98,411	508,091	(4.1)
easyJet PLC	263,912	1,183,767	(9.6)
IMI PLC	8,039	144,340	(1.2)
Informa PLC	107,067	930,010	(7.5)
Intertek Group PLC	659	30,862	(0.3)
ITV PLC	1,158,485	906,674	(7.3)
J Sainsbury PLC	397,762	1,248,242	(10.1)
Johnson Matthey PLC	1,477	26,991	(0.2)
Land Securities Group PLC	32,360	225,516	(1.8)
Liberty Global PLC	50,019	848,322	(6.8)
Marks & Spencer Group PLC	123,533	327,892	(2.6)
Melrose Industries PLC	3,972	22,590	(0.2)
Pearson PLC	15,863	184,534	(1.5)
Phoenix Group Holdings PLC	60,707	337,115	(2.7)
Rightmove PLC	10,048	57,990	(0.5)
Sage Group PLC	27,180	322,509	(2.6)
Smiths Group PLC	161,283	3,177,625	(25.6)
Spectris PLC	57,653	2,187,668	(17.7)
Tesco PLC	186,733	614,421	(5.0)
Tritax Big Box REIT PLC	207,525	347,314	(2.8)
Vodafone Group PLC	1,358,127	1,256,521	(10.1)
Weir Group PLC	48,755	1,016,901	(8.2)
Whitbread PLC	4,620	186,966	(1.5)
Wise PLC, Class A	18,251	149,001	(1.2)

		23,413,085

United States
3M Co.	7,264	660,661	(5.3)
A O Smith Corp.	23,638	1,648,987	(13.3)
Abbvie, Inc.	1,301	183,675	(1.5)
Academy Sports & Outdoors, Inc.	7,783	348,990	(2.8)

106	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Acadia Healthcare Co., Inc.	719	$52,854	(0.4)%
Adient PLC	6,198	208,811	(1.7)
Adobe, Inc.	1,715	912,483	(7.4)
Advance Auto Parts, Inc.	5,710	297,091	(2.4)
Advanced Drainage Systems, Inc.	8,159	871,626	(7.0)
AECOM	23,133	1,770,831	(14.3)
Affiliated Managers Group, Inc.	2,205	270,686	(2.2)
Agilent Technologies, Inc.	12,716	1,314,453	(10.6)
Akamai Technologies, Inc.	232	23,973	(0.2)
Alaska Air Group, Inc.	15,199	480,744	(3.9)
Alcoa Corp.	148,830	3,816,001	(30.8)
Align Technology, Inc.	4,323	797,983	(6.4)
Alkermes PLC	7,902	191,149	(1.5)
Alnylam Pharmaceuticals, Inc.	288	43,718	(0.4)
Alphabet, Inc., Class A	12,749	1,581,896	(12.8)
Altria Group, Inc.	136,429	5,480,353	(44.2)
Amazon.com, Inc.	367	48,844	(0.4)
Amdocs Ltd.	10,180	816,029	(6.6)
American Financial Group, Inc.	3,107	339,781	(2.7)
American Homes 4 Rent, Class A	5,506	180,266	(1.5)
American International Group, Inc.	10,577	648,476	(5.2)
AMETEK, Inc.	4,153	584,618	(4.7)
Amgen, Inc.	1,391	355,679	(2.9)
AMN Healthcare Services, Inc.	11,303	857,446	(6.9)
ANSYS, Inc.	803	223,443	(1.8)
Antero Resources Corp.	2,690	79,194	(0.6)
Aon PLC	734	227,100	(1.8)
Apple, Inc.	23,933	4,087,038	(33.0)
Applied Materials, Inc.	15,062	1,993,456	(16.1)
AptarGroup, Inc.	1,801	220,208	(1.8)
Archer-Daniels-Midland Co.	23,883	1,709,306	(13.8)
Armstrong World Industries, Inc.	8,494	644,610	(5.2)
AT&T, Inc.	23,129	356,187	(2.9)
Atkore, Inc.	501	62,264	(0.5)
Atlassian Corp. Ltd., Class A	1,131	204,304	(1.6)
Autodesk, Inc.	811	160,278	(1.3)
AutoNation, Inc.	3,514	457,101	(3.7)
AvalonBay Communities, Inc.	5,055	837,816	(6.8)
Avnet, Inc.	3,695	171,189	(1.4)
Axis Capital Holdings Ltd.	6,436	367,496	(3.0)
Bank of America Corp.	43,230	1,138,678	(9.2)
Bank OZK	1,850	66,248	(0.5)
Beacon Roofing Supply, Inc.	339	24,127	(0.2)
Berkshire Hathaway, Inc., Class B	1,381	471,377	(3.8)
Best Buy Co., Inc.	43,882	2,932,195	(23.7)
BioMarin Pharmaceutical, Inc.	2,790	227,245	(1.8)
Block, Inc.	49,312	1,984,808	(16.0)
Booking Holdings, Inc.	279	778,287	(6.3)
Booz Allen Hamilton Holding Corp., Class A	3,233	387,734	(3.1)
Box, Inc., Class A	20,916	519,972	(4.2)
Boyd Gaming Corp.	9,921	548,135	(4.4)
Brighthouse Financial, Inc.	34,221	1,550,211	(12.5)
Bristol-Myers Squibb Co.	6,442	331,956	(2.7)
Brixmor Property Group, Inc.	1,239	25,759	(0.2)
Brown-Forman Corp.	620	34,819	(0.3)
BRP, Inc.	13,548	932,733	(7.5)
Brunswick Corp.	444	30,845	(0.2)
Builders FirstSource, Inc.	8,867	962,247	(7.8)
Bunge Ltd.	1,261	133,641	(1.1)
Cable One, Inc.	315	173,209	(1.4)
CACI International, Inc., Class A	4,564	1,482,205	(12.0)
Cadence Design Systems, Inc.	3,611	866,098	(7.0)

Security	Shares	Value	% of Basket Value

United States (continued)
Camden Property Trust	34,777	$2,951,872	(23.8)%
Capital One Financial Corp.	8,968	908,369	(7.3)
Carnival Corp.	52,671	603,610	(4.9)
Carnival PLC	47,494	490,016	(4.0)
Catalent, Inc.	145	4,987	(0.0)
Cencora, Inc.	6,515	1,206,252	(9.7)
Centene Corp.	1,905	131,407	(1.1)
CenterPoint Energy, Inc.	1,021	27,444	(0.2)
CH Robinson Worldwide, Inc.	10,760	880,491	(7.1)
Chemed Corp.	2,688	1,512,403	(12.2)
Ciena Corp.	12,388	522,774	(4.2)
Cincinnati Financial Corp.	1,531	152,595	(1.2)
Cintas Corp.	772	391,497	(3.2)
Cirrus Logic, Inc.	7,833	524,263	(4.2)
Citigroup, Inc.	50,298	1,986,268	(16.0)
Citizens Financial Group, Inc.	14,651	343,273	(2.8)
Clarkson PLC	52,605	335,620	(2.7)
Coca-Cola Co.	43,157	2,437,939	(19.7)
Cognex Corp.	10,811	389,088	(3.1)
Colgate-Palmolive Co.	4,193	314,978	(2.5)
Columbia Banking System, Inc.	1,412	27,774	(0.2)
Comerica, Inc.	21,474	846,076	(6.8)
Constellium SE, Class A	2,525	39,895	(0.3)
Credit Acceptance Corp.	1,974	794,397	(6.4)
CRH PLC	45,657	2,454,429	(19.8)
Crowdstrike Holdings, Inc., Class A	1,848	326,671	(2.6)
Crown Castle, Inc.	6,251	581,218	(4.7)
CSX Corp.	9,749	291,008	(2.3)
Cullen/frost Bankers, Inc.	433	39,399	(0.3)
Curtiss-Wright Corp.	3,907	776,751	(6.3)
D.R. Horton, Inc.	4,552	475,229	(3.8)
Darling Ingredients, Inc.	929	41,145	(0.3)
DaVita, Inc.	1,149	88,737	(0.7)
Deckers Outdoor Corp.	195	116,427	(0.9)
DENTSPLY SIRONA, Inc.	1	30	(0.0)
Devon Energy Corp.	28,591	1,331,483	(10.7)
Dillard’s, Inc.	264	81,959	(0.7)
DocuSign, Inc., Class A	15,945	619,942	(5.0)
Domino’s Pizza, Inc.	356	120,680	(1.0)
Donaldson Co., Inc.	582	33,558	(0.3)
Dropbox, Inc.	16,074	422,746	(3.4)
DTE Energy Co.	139	13,397	(0.1)
Eastman Chemical Co.	663	49,546	(0.4)
eBay, Inc.	30,609	1,200,791	(9.7)
Elanco Animal Health, Inc.	2,833	24,959	(0.2)
Eli Lilly & Co.	1,945	1,077,394	(8.7)
EMCOR Group, Inc.	12,346	2,551,301	(20.6)
Emerson Electric Co.	468	41,638	(0.3)
Encompass Health Corp.	551	34,471	(0.3)
EOG Resources, Inc.	11,948	1,508,435	(12.2)
Equity Residential	50,362	2,786,529	(22.5)
Essex Property Trust, Inc.	668	142,899	(1.2)
Euronet Worldwide, Inc.	267	20,516	(0.2)
Exact Sciences Corp.	759	46,747	(0.4)
Exelixis, Inc.	5,212	107,315	(0.9)
Expedia Group, Inc.	1,279	121,876	(1.0)
Expeditors International of Washington, Inc.	9,299	1,015,916	(8.2)
Experian PLC	4,407	134,461	(1.1)
Exxon Mobil Corp.	2,017	213,499	(1.7)
F5, Inc.	1,367	207,224	(1.7)
Fair Isaac Corp.	1,367	1,156,304	(9.3)
FedEx Corp.	3,231	775,763	(6.3)

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Fidelity National Information Services, Inc.	23,335	$1,145,982	(9.3)%
First American Financial Corp.	7,719	397,065	(3.2)
Fiserv, Inc.	515	58,581	(0.5)
Flex Ltd.	21,589	555,269	(4.5)
Flowers Foods, Inc.	20,199	442,964	(3.6)
Flowserve Corp.	23,607	866,849	(7.0)
Fluor Corp.	60,031	1,998,432	(16.1)
FMC Corp.	1,201	63,893	(0.5)
Fortinet, Inc.	33,637	1,923,027	(15.5)
Fox Corp., Class A	14,953	454,422	(3.7)
Franklin Resources, Inc.	2,953	67,299	(0.5)
Freeport-McMoRan, Inc.	46,445	1,568,912	(12.7)
Gartner, Inc.	613	203,541	(1.6)
General Dynamics Corp.	11,841	2,857,352	(23.1)
General Mills, Inc.	15,572	1,015,917	(8.2)
Gilead Sciences, Inc.	3,510	275,675	(2.2)
Globe Life, Inc.	4,549	529,322	(4.3)
Globus Medical, Inc.	5,287	241,669	(2.0)
GoDaddy, Inc., Class A	6,182	452,708	(3.7)
Graco, Inc.	8,063	599,484	(4.8)
Guidewire Software, Inc.	7,050	635,416	(5.1)
H&R Block, Inc.	11,069	454,382	(3.7)
Halozyme Therapeutics, Inc.	7,308	247,522	(2.0)
Harley-Davidson, Inc.	33,994	912,739	(7.4)
HCA Healthcare, Inc.	85	19,222	(0.2)
Helmerich & Payne, Inc.	32,982	1,305,098	(10.5)
Henry Schein, Inc.	859	55,818	(0.5)
Hewlett Packard Enterprise Co.	29,867	459,354	(3.7)
Hilton Grand Vacations, Inc.	7,160	257,402	(2.1)
Home Depot, Inc.	8,161	2,323,355	(18.8)
Honeywell International, Inc.	7,053	1,292,533	(10.4)
HP, Inc.	90,490	2,382,602	(19.2)
Huntsman Corp.	3,468	80,908	(0.7)
IDEXX Laboratories, Inc.	3,662	1,462,859	(11.8)
Incyte Corp.	2,555	137,791	(1.1)
Independence Realty Trust, Inc.	9,567	118,535	(1.0)
Intercontinental Exchange, Inc.	382	41,042	(0.3)
International Paper Co.	784	26,444	(0.2)
Invesco Ltd.	9,236	119,791	(1.0)
Invitation Homes, Inc.	10,777	319,969	(2.6)
Ionis Pharmaceuticals, Inc.	918	40,640	(0.3)
Iridium Communications, Inc.	4,628	171,467	(1.4)
ITT, Inc.	1,258	117,434	(0.9)
Jack Henry & Associates, Inc.	5,767	813,089	(6.6)
James Hardie Industries PLC, CDI	9,676	241,410	(1.9)
Jazz Pharmaceuticals PLC	5,857	743,956	(6.0)
Johnson Controls International PLC	12,626	618,926	(5.0)
KBR, Inc.	36,872	2,144,107	(17.3)
KeyCorp	30,397	310,657	(2.5)
Keysight Technologies, Inc.	2,880	351,504	(2.8)
Kimberly-Clark Corp.	752	89,969	(0.7)
KLA Corp.	238	111,789	(0.9)
Knight-Swift Transportation Holdings, Inc.	3,771	184,364	(1.5)
Lam Research Corp.	575	338,226	(2.7)
Lamar Advertising Co., Class A	2,886	237,431	(1.9)
Landstar System, Inc.	3,230	532,239	(4.3)
Lattice Semiconductor Corp.	3,400	189,074	(1.5)
Leggett & Platt, Inc.	15,360	359,885	(2.9)
Lennar Corp., Class A	14,873	1,586,652	(12.8)
Liberty Media Corp.-Liberty SiriusXM	4,465	109,616	(0.9)
Live Nation Entertainment, Inc.	1,961	156,919	(1.3)
Lockheed Martin Corp.	1,416	643,770	(5.2)

Security	Shares	Value	% of Basket Value

United States (continued)
Louisiana-Pacific Corp.	27,928	$1,432,148	(11.6)%
Lyft, Inc.	122,086	1,119,529	(9.0)
LyondellBasell Industries NV, Class A	1,922	173,441	(1.4)
M&T Bank Corp.	849	95,725	(0.8)
Macy’s, Inc.	3,913	47,660	(0.4)
Manhattan Associates, Inc.	10,173	1,983,532	(16.0)
Marathon Oil Corp.	22,227	607,019	(4.9)
Marathon Petroleum Corp.	3,986	602,882	(4.9)
Marriott Vacations Worldwide Corp.	19,365	1,740,139	(14.0)
Marsh & McLennan Cos., Inc.	9,426	1,787,641	(14.4)
Martin Marietta Materials, Inc.	237	96,919	(0.8)
Masco Corp.	17,533	913,294	(7.4)
MasTec, Inc.	3,427	203,701	(1.6)
Mastercard, Inc.	27,166	10,223,924	(82.5)
McCormick & Co., Inc.	415	26,518	(0.2)
McKesson Corp.	1,488	677,576	(5.5)
Medical Properties Trust, Inc.	118,715	567,458	(4.6)
Medtronic PLC	8,654	610,626	(4.9)
Merck & Co., Inc.	8,555	878,598	(7.1)
Meta Platforms, Inc., Class A	6,851	2,064,001	(16.7)
MetLife, Inc.	5,015	300,950	(2.4)
Mettler-Toledo International, Inc.	710	699,492	(5.6)
MGM Resorts International	1,610	56,221	(0.5)
Micron Technology, Inc.	22,625	1,512,934	(12.2)
Mid-America Apartment Communities, Inc.	2,905	343,226	(2.8)
Molina Healthcare, Inc.	1,395	464,465	(3.7)
Monster Beverage Corp.	2,295	117,274	(0.9)
Morningstar, Inc.	118	29,882	(0.2)
Mosaic Co.	15,221	494,378	(4.0)
MP Materials Corp.	26,992	442,669	(3.6)
Murphy USA, Inc.	2,029	735,898	(5.9)
Nasdaq, Inc.	17,819	883,822	(7.1)
National Fuel Gas Co.	4,008	204,208	(1.6)
NetApp, Inc.	21,464	1,562,150	(12.6)
Neurocrine Biosciences, Inc.	879	97,516	(0.8)
New Jersey Resources Corp.	9,634	390,948	(3.2)
Newmont Corp.	29,882	1,119,679	(9.0)
Norfolk Southern Corp.	827	157,783	(1.3)
NRG Energy, Inc.	20,902	885,827	(7.2)
Nutanix, Inc.	9,172	331,935	(2.7)
NVIDIA Corp.	4,807	1,960,295	(15.8)
NVR, Inc.	43	232,743	(1.9)
OGE Energy Corp.	15,173	518,917	(4.2)
Old Dominion Freight Line, Inc.	118	44,446	(0.4)
Olin Corp.	1,445	61,730	(0.5)
ONE Gas, Inc.	4,512	272,525	(2.2)
OneMain Holdings, Inc.	10,349	371,840	(3.0)
O’Reilly Automotive, Inc.	330	307,045	(2.5)
Oshkosh Corp.	29,228	2,564,172	(20.7)
Ovintiv, Inc.	18,016	881,651	(7.1)
PACCAR, Inc.	249	20,550	(0.2)
Palo Alto Networks, Inc.	2,532	615,327	(5.0)
Paramount Global, Class B	139,973	1,522,906	(12.3)
Paycom Software, Inc.	2,463	603,361	(4.9)
Penn Entertainment, Inc.	24,528	483,937	(3.9)
Penske Automotive Group, Inc.	1,620	231,790	(1.9)
PepsiCo, Inc.	256	41,800	(0.3)
Performance Food Group Co.	9,405	543,233	(4.4)
Perrigo Co. PLC	2,899	80,128	(0.6)
Pfizer, Inc.	194,160	5,933,530	(47.9)
Pool Corp.	394	124,413	(1.0)
Portland General Electric Co.	3,506	140,310	(1.1)

108	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Post Holdings, Inc.	27,902	$2,239,973	(18.1)%
PPG Industries, Inc.	1,127	138,362	(1.1)
PPL Corp.	50,387	1,238,009	(10.0)
Primo Water Corp.	3,030	40,263	(0.3)
Procter & Gamble Co.	10,697	1,604,871	(13.0)
Prudential Financial, Inc.	12,555	1,148,029	(9.3)
PulteGroup, Inc.	16,491	1,213,573	(9.8)
Pure Storage, Inc., Class A	8,260	279,271	(2.3)
PVH Corp.	424	31,524	(0.3)
Qorvo, Inc.	1,575	137,686	(1.1)
QUALCOMM, Inc.	4,674	509,419	(4.1)
Qualys, Inc.	7,958	1,217,176	(9.8)
Quanta Services, Inc.	4,577	764,908	(6.2)
Regeneron Pharmaceuticals, Inc., Registered Shares	382	297,918	(2.4)
Regions Financial Corp.	71,038	1,032,182	(8.3)
Reinsurance Group of America, Inc.	24,807	3,707,902	(29.9)
ResMed, Inc.	2,095	295,856	(2.4)
RH	678	147,777	(1.2)
Robert Half, Inc.	9,747	728,783	(5.9)
Rollins, Inc.	14,744	554,522	(4.5)
Royal Gold, Inc.	571	59,572	(0.5)
S&P Global, Inc.	1,112	388,433	(3.1)
Saia, Inc.	118	42,302	(0.3)
Salesforce, Inc.	894	179,542	(1.4)
Sarepta Therapeutics, Inc.	5,330	358,762	(2.9)
Seagate Technology Holdings PLC	474	32,350	(0.3)
SeaWorld Entertainment, Inc.	697	30,027	(0.2)
SEI Investments Co.	24,775	1,329,426	(10.7)
Service Corp. International	50,187	2,731,177	(22.0)
Signify NV	27,947	723,118	(5.8)
Silicon Laboratories, Inc.	3,154	290,736	(2.3)
Simon Property Group, Inc.	14,964	1,644,394	(13.3)
SiteOne Landscape Supply, Inc.	4,782	658,816	(5.3)
Skechers USA, Inc.	16,159	779,187	(6.3)
Skyworks Solutions, Inc.	3,222	279,476	(2.3)
Snap-on, Inc.	128	33,016	(0.3)
Spotify Technology SA	11,281	1,858,658	(15.0)
Stanley Black & Decker, Inc.	1,025	87,176	(0.7)
Steel Dynamics, Inc.	170	18,107	(0.1)
Synchrony Financial	1,760	49,368	(0.4)
Synopsys, Inc.	82	38,494	(0.3)
Synovus Financial Corp.	19,765	515,274	(4.2)
Sysco Corp.	5,592	371,812	(3.0)
T Rowe Price Group, Inc.	524	47,422	(0.4)
Tapestry, Inc.	6,763	186,388	(1.5)
Target Corp.	1,923	213,049	(1.7)
Taylor Morrison Home Corp., Class A	1,372	52,575	(0.4)
TD SYNNEX Corp.	854	78,295	(0.6)
TE Connectivity Ltd.	36,711	4,326,391	(34.9)
Tenet Healthcare Corp.	4,567	245,248	(2.0)
Teradata Corp.	2,683	114,618	(0.9)
Teradyne, Inc.	6,174	514,109	(4.2)
Tetra Tech, Inc.	840	126,764	(1.0)
Textron, Inc.	32,429	2,464,604	(19.9)
Thor Industries, Inc.	215	18,905	(0.2)
TJX Cos., Inc.	682	60,064	(0.5)
Toll Brothers, Inc.	6,939	490,657	(4.0)
TopBuild Corp.	153	35,000	(0.3)
Transocean Ltd.	25,441	168,419	(1.4)
Travelers Cos, Inc.	745	124,743	(1.0)

Security	Shares	Value	% of Basket Value

United States (continued)
Trex Co., Inc.	8,751	$491,894	(4.0)%
Truist Financial Corp.	7,969	226,001	(1.8)
Tyson Foods, Inc., Class A	30,760	1,425,726	(11.5)
U.S. Foods Holding Corp.	32,213	1,254,374	(10.1)
UFP Industries, Inc.	1,077	102,498	(0.8)
UGI Corp.	85,066	1,769,373	(14.3)
U-Haul Holding Co.	1,261	59,532	(0.5)
Ulta Beauty, Inc.	2,591	987,974	(8.0)
United Therapeutics Corp.	1,111	247,597	(2.0)
Unum Group	2,501	122,299	(1.0)
US Bancorp	14,192	452,441	(3.7)
Valero Energy Corp.	2,809	356,743	(2.9)
Valmont Industries, Inc.	3,640	716,752	(5.8)
VeriSign, Inc.	17,645	3,523,001	(28.4)
Visa, Inc., Class A	4,577	1,076,053	(8.7)
Visteon Corp.	787	90,607	(0.7)
Vulcan Materials Co.	7,870	1,546,376	(12.5)
W.W.Grainger, Inc.	2,151	1,569,864	(12.7)
Wayfair, Inc., Class A	2,086	88,884	(0.7)
WEC Energy Group, Inc.	6,370	518,454	(4.2)
Wells Fargo & Co.	2,450	97,436	(0.8)
WESCO International, Inc.	3,650	467,930	(3.8)
West Pharmaceutical Services, Inc.	1,637	521,041	(4.2)
Westinghouse Air Brake Technologies Corp.	10,911	1,156,784	(9.3)
Westlake Corp.	25,103	2,895,882	(23.4)
WEX, Inc.	12,872	2,142,931	(17.3)
Weyerhaeuser Co.	29,602	849,281	(6.9)
WillScot Mobile Mini Holdings Corp.	10,197	401,864	(3.2)
Woodward, Inc.	541	67,463	(0.5)
Workday, Inc., Class A	337	71,346	(0.6)
Xylem, Inc.	1,366	127,776	(1.0)
Yellow Cake PLC	194	29,139	(0.2)
Zillow Group, Inc., Class C	21,854	792,207	(6.4)
Zions Bancorp NA	23,695	730,991	(5.9)
Zoetis, Inc.	4,551	714,507	(5.8)

		250,539,309

Preferred Stocks

Germany
Bayerische Motoren Werke AG	891	75,609	(0.6)

Total Reference Entity — Long		417,738,758

Reference Entity — Short

Common Stocks

Australia
EBOS Group Ltd	(16,821)	(349,154)	2.8

Austria
Mondi PLC	(12,531)	(203,773)	1.6

Belgium
Anheuser-Busch InBev SA	(79,091)	(4,493,975)	36.3
Elia Group SA/NV	(3,733)	(353,962)	2.8
Euronav NV	(17,987)	(320,708)	2.6

		(5,168,645)

Bermuda
RenaissanceRe Holdings Ltd.	(2,691)	(590,917)	4.8

Brazil
Yara International ASA	(19,444)	(651,701)	5.3

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Canada
RB Global, Inc.	(1)	$(65)	0.0%

China
ESR Group Ltd.	(76,400)	(98,270)	0.8
Prosus NV	(1,450)	(40,473)	0.3
Xinyi Glass Holdings Ltd.	(11,000)	(12,653)	0.1

		(151,396)

Denmark
Carlsberg A/S, Class B	(8,117)	(966,064)	7.8
Coloplast A/S	(5,343)	(557,200)	4.5
Danske Bank A/S	(51,385)	(1,206,418)	9.7
GN Store Nord A/S	(1,228)	(20,467)	0.2
Jyske Bank A/S	(293)	(20,605)	0.2
Novozymes A/S	(6,583)	(295,652)	2.4
Vestas Wind Systems A/S	(5,387)	(116,588)	0.9

		(3,182,994)

Finland
Elisa OYJ	(17,494)	(740,413)	6.0
Fortum OYJ	(14,244)	(168,813)	1.4
Kesko OYJ, B Shares	(9,838)	(166,220)	1.3
Neste OYJ	(2,862)	(96,018)	0.8
Nokia OYJ	(359,529)	(1,196,202)	9.6
Nordea Bank Abp	(69,923)	(752,796)	6.1
Orion OYJ	(2,111)	(83,833)	0.7
Stora Enso OYJ, R Shares	(97,444)	(1,168,864)	9.4
UPM-Kymmene OYJ	(42,067)	(1,413,976)	11.4

		(5,787,135)

France
Adevinta ASA	(92,430)	(830,430)	6.7
Air France-KLM	(2,320)	(26,274)	0.2
Airbus SE	(22,376)	(2,994,862)	24.2
BNP Paribas SA	(34,702)	(1,993,988)	16.1
Bollore SE	(305,620)	(1,666,090)	13.4
Capgemini SE	(857)	(151,292)	1.2
Covivio SA	(3,428)	(146,719)	1.2
Danone SA	(22,695)	(1,348,090)	10.9
Edenred SE	(14,114)	(749,887)	6.1
EssilorLuxottica SA	(11,465)	(2,072,747)	16.7
Ipsen SA	(11,027)	(1,300,836)	10.5
Kering SA	(8,556)	(3,474,323)	28.0
Klepierre SA	(14,480)	(351,012)	2.8
LVMH Moet Hennessy Louis Vuitton SE	(3,230)	(2,310,802)	18.7
Orange SA	(16,347)	(191,935)	1.6
Pernod Ricard SA	(1,616)	(286,423)	2.3
Publicis Groupe SA	(759)	(57,684)	0.5
Remy Cointreau SA	(1,880)	(213,381)	1.7
Safran SA	(21,976)	(3,432,914)	27.7
Sartorius Stedim Biotech	(2,312)	(432,031)	3.5
Sodexo SA	(389)	(41,137)	0.3
TotalEnergies SE	(17,846)	(1,191,151)	9.6
Unibail-Rodamco-Westfield	(7,285)	(360,330)	2.9

		(25,624,338)

Germany
AIXTRON SE	(15,381)	(431,632)	3.5
Bayer AG	(29,206)	(1,259,574)	10.2
Bechtle AG	(6,361)	(283,774)	2.3
CTS Eventim AG & Co. KGaA	(5,220)	(315,498)	2.5
Fresenius Medical Care AG & Co. KGaA	(25,174)	(834,861)	6.7
Fresenius SE & Co. KGaA	(88,196)	(2,264,762)	18.3
Hannover Rueck SE	(2,063)	(454,730)	3.7

Security	Shares	Value	% of Basket Value

Germany (continued)
HelloFresh SE	(17,813)	$(388,780)	3.1%
Siemens Healthineers AG	(6,882)	(338,161)	2.7
Symrise AG, Class A	(5,646)	(577,055)	4.7
Vonovia SE	(14,102)	(324,055)	2.6

		(7,472,882)

Hong Kong
Hang Seng Bank Ltd.	(39,100)	(447,504)	3.6
Henderson Land Development Co. Ltd.	(12,000)	(31,428)	0.3
HKT Trust & HKT Ltd.	(73,000)	(75,687)	0.6
Hong Kong & China Gas Co. Ltd.	(376,000)	(261,999)	2.1
MTR Corp. Ltd.	(300,500)	(1,124,472)	9.1
Prudential PLC	(10,075)	(105,348)	0.8
Techtronic Industries Co. Ltd.	(268,000)	(2,449,096)	19.8

		(4,495,534)

Ireland
Aercap Holdings NV	(29,423)	(1,827,757)	14.7
Kingspan Group PLC	(14,124)	(948,731)	7.7
Ryanair Holdings PLC	(4,100)	(61,471)	0.5

		(2,837,959)

Israel
Global-e Online Ltd.	(2,743)	(96,307)	0.8
Mobileye Global, Inc., Class A	(6,446)	(229,929)	1.8

		(326,236)

Italy
Assicurazioni Generali SpA	(76,490)	(1,516,584)	12.2
Coca-Cola HBC AG	(49,603)	(1,294,339)	10.4
Davide Campari-Milano NV	(3,414)	(37,666)	0.3
DiaSorin SpA	(601)	(53,766)	0.4
Eni SpA	(89,962)	(1,468,023)	11.9
FinecoBank Banca Fineco SpA	(22,842)	(268,988)	2.2
Iveco Group NV	(2,912)	(24,493)	0.2
Leonardo SpA	(63,988)	(965,283)	7.8
Nexi SpA	(215,452)	(1,249,597)	10.1
Poste Italiane SpA	(13,747)	(135,841)	1.1

		(7,014,580)

Japan
Advantest Corp.	(1,900)	(49,336)	0.4
Asahi Group Holdings Ltd.	(12,600)	(461,874)	3.7
BayCurrent Consulting, Inc.	(2,000)	(50,949)	0.4
Bridgestone Corp.	(800)	(30,696)	0.3
Capcom Co. Ltd.	(3,700)	(120,870)	1.0
Chiba Bank Ltd.	(74,100)	(559,252)	4.5
Chubu Electric Power Co., Inc.	(74,600)	(913,636)	7.4
Chugoku Electric Power Co., Inc.	(5,000)	(31,677)	0.3
Daiwa House REIT Investment Corp.	(784)	(1,405,775)	11.3
East Japan Railway Co.	(2,800)	(147,355)	1.2
Electric Power Development Co. Ltd.	(3,900)	(60,618)	0.5
Fukuoka Financial Group, Inc.	(13,400)	(358,701)	2.9
GLP J-Reit	(2,086)	(1,893,152)	15.3
Hakuhodo DY Holdings, Inc.	(30,700)	(252,609)	2.0
Hamamatsu Photonics KK	(1,900)	(71,622)	0.6
Hankyu Hanshin Holdings, Inc.	(9,500)	(302,821)	2.4
Harmonic Drive Systems, Inc.	(31,000)	(681,116)	5.5
Hoshizaki Corp.	(67,100)	(2,196,236)	17.7
Ibiden Co. Ltd.	(38,500)	(1,667,935)	13.5
Iida Group Holdings Co. Ltd.	(10,500)	(165,254)	1.3
Japan Airlines Co. Ltd.	(19,600)	(365,099)	2.9
Japan Airport Terminal Co. Ltd.	(17,000)	(756,960)	6.1
Japan Exchange Group, Inc.	(20,100)	(402,798)	3.3

110	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Japan Metropolitan Fund Invest	(182)	$(118,917)	1.0%
Japan Petroleum Exploration Co. Ltd.	(44,000)	(1,527,604)	12.3
Japan Real Estate Investment Corp.	(483)	(1,818,351)	14.7
Japan Tobacco, Inc.	(14,700)	(344,831)	2.8
JMDC, Inc.	(14,200)	(404,561)	3.3
Kao Corp.	(3,300)	(121,404)	1.0
Kawasaki Kisen Kaisha Ltd.	(3,100)	(107,722)	0.9
Keio Corp.	(5,400)	(162,426)	1.3
Keisei Electric Railway Co. Ltd.	(16,600)	(632,972)	5.1
Keyence Corp.	(700)	(274,305)	2.2
Kikkoman Corp.	(16,000)	(922,198)	7.4
Kintetsu Group Holdings Co. Ltd.	(27,700)	(789,608)	6.4
Kyushu Electric Power Co., Inc.	(54,200)	(350,965)	2.8
Kyushu Railway Co.	(33,200)	(687,742)	5.6
LY Corp.	(82,700)	(213,789)	1.7
Macnica Holdings, Inc.	(900)	(37,162)	0.3
MatsukiyoCocokara & Co.	(6,600)	(117,289)	0.9
Mazda Motor Corp.	(80,600)	(790,678)	6.4
McDonald’s Holdings Co. Japan Ltd.	(15,700)	(618,932)	5.0
Mercari, Inc.	(18,900)	(384,491)	3.1
MinebeaMitsumi, Inc.	(7,700)	(122,438)	1.0
Mitsubishi HC Capital, Inc.	(4,600)	(30,649)	0.3
Mitsubishi Motors Corp.	(31,200)	(103,485)	0.8
Mitsui High-Tec, Inc.	(9,600)	(411,458)	3.3
Mitsui OSK Lines Ltd.	(45,500)	(1,191,302)	9.6
NIDEC Corp.	(3,600)	(134,284)	1.1
Nippon Building Fund, Inc.	(488)	(1,986,485)	16.0
Nippon Sanso Holdings Corp.	(30,900)	(789,727)	6.4
Nissan Chemical Corp.	(5,600)	(231,143)	1.9
Niterra Co. Ltd.	(59,300)	(1,344,694)	10.9
Nitori Holdings Co. Ltd.	(3,300)	(362,025)	2.9
Nomura Holdings, Inc.	(1,700)	(6,659)	0.1
Nomura Real Estate Master Fund, Inc.	(26)	(28,980)	0.2
Oji Holdings Corp.	(97,300)	(421,583)	3.4
Oriental Land Co. Ltd.	(27,400)	(897,745)	7.2
Osaka Gas Co. Ltd.	(1,500)	(28,618)	0.2
Rakus Co. Ltd.	(68,200)	(860,757)	7.0
Rohm Co. Ltd.	(15,200)	(247,480)	2.0
Rohto Pharmaceutical Co. Ltd.	(60,900)	(1,439,649)	11.6
Secom Co. Ltd.	(9,400)	(661,454)	5.3
Seven & i Holdings Co. Ltd.	(5,300)	(196,421)	1.6
SG Holdings Co. Ltd.	(101,500)	(1,455,914)	11.8
SHIFT, Inc.	(2,700)	(496,897)	4.0
Shinko Electric Industries Co. Ltd.	(2,100)	(68,514)	0.6
SMC Corp.	(5,100)	(2,386,886)	19.3
Sony Group Corp.	(20,200)	(1,701,700)	13.7
Square Enix Holdings Co. Ltd.	(7,900)	(265,592)	2.1
SUMCO Corp.	(97,300)	(1,274,515)	10.3
Tobu Railway Co. Ltd.	(7,500)	(182,905)	1.5
Tohoku Electric Power Co., Inc.	(26,900)	(170,250)	1.4
Tokyo Electric Power Co Holdings, Inc.	(410,100)	(1,758,809)	14.2
Tokyo Gas Co. Ltd.	(54,500)	(1,240,942)	10.0
Tokyu Corp.	(58,500)	(668,946)	5.4
Toyo Suisan Kaisha Ltd.	(20,500)	(956,477)	7.7
Toyota Motor Corp.	(21,300)	(376,726)	3.0
USS Co. Ltd.	(5,800)	(102,698)	0.8
Visional, Inc.	(12,300)	(610,419)	4.9
West Japan Railway Co.	(54,000)	(2,085,079)	16.8
Yamada Holdings Co. Ltd.	(7,900)	(25,312)	0.2

Security	Shares	Value	% of Basket Value

Japan (continued)
Yamato Holdings Co. Ltd.	(4,200)	$(70,853)	0.6%
Yokohama Rubber Co. Ltd.	(32,800)	(614,600)	5.0
Zensho Holdings Co. Ltd.	(5,000)	(265,945)	2.1

		(51,649,303)

Netherlands
Argenx SE	(38)	(17,841)	0.1
ASM International NV	(3,564)	(1,468,187)	11.8
ASML Holding NV	(133)	(79,949)	0.6
BE Semiconductor Industries NV	(1,276)	(131,600)	1.1
Heineken Holding NV	(58,010)	(4,406,955)	35.6
Heineken NV	(54,518)	(4,890,275)	39.5
IMCD NV	(1,845)	(221,728)	1.8
JDE Peet’s NV	(53,824)	(1,492,306)	12.0
Koninklijke Ahold Delhaize NV	(48,166)	(1,424,296)	11.5
Koninklijke KPN NV	(6,254)	(21,185)	0.2
OCI NV	(3,675)	(85,452)	0.7
Shell PLC	(61,952)	(2,006,565)	16.2
Universal Music Group NV	(62,169)	(1,519,512)	12.3

		(17,765,851)

New Zealand
Mercury NZ Ltd.	(8,921)	(31,216)	0.3
Meridian Energy Ltd.	(135,374)	(388,336)	3.1

		(419,552)

Norway
Orkla ASA	(233,882)	(1,649,965)	13.3
Salmar ASA	(31,364)	(1,521,207)	12.3
Telenor ASA	(4,356)	(45,593)	0.4

		(3,216,765)

Portugal
Banco Comercial Portugues SA	(3,138,657)	(961,902)	7.8
Jeronimo Martins SGPS SA	(3,569)	(82,147)	0.6

		(1,044,049)

Singapore
STMicroelectronics NV	(9,815)	(373,379)	3.0

Spain
Cellnex Telecom SA	(8,430)	(247,331)	2.0

Sweden
Alfa Laval AB	(1,785)	(57,810)	0.5
Atlas Copco AB, A Shares	(40,952)	(542,841)	4.4
Beijer Ref AB, Class B	(2,874)	(27,935)	0.2
Boliden AB	(21,933)	(576,134)	4.7
Castellum AB	(123,082)	(1,207,295)	9.7
Epiroc AB	(5,802)	(82,655)	0.7
Epiroc AB	(69,942)	(1,170,103)	9.4
EQT AB	(30,416)	(569,481)	4.6
Essity AB	(13,416)	(310,383)	2.5
Evolution Ab	(15,261)	(1,393,268)	11.2
Getinge AB	(49,757)	(900,989)	7.3
H & M Hennes & Mauritz AB, B Shares	(3,307)	(45,490)	0.4
Holmen AB	(2,081)	(80,382)	0.7
Industrivarden AB, Class A	(5,900)	(156,187)	1.3
Investment AB Latour, B Shares	(8,280)	(146,664)	1.2
Investor AB	(12,717)	(237,283)	1.9
L E Lundbergforetagen AB	(237)	(9,905)	0.1
Lifco AB, B Shares	(6,186)	(115,555)	0.9
Sandvik Ab	(53,743)	(937,142)	7.6

S C H E D U L E O F I N V E S T M E N T S	111

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Sweden (continued)
Skandinaviska Enskilda Banken AB	(162,024)	$(1,847,594)	14.9%
Skanska AB, B Shares	(1,785)	(27,432)	0.2
Svenska Cellulosa AB SCA, Class B	(106,572)	(1,495,335)	12.1
Svenska Handelsbanken AB, A Shares	(164,075)	(1,426,001)	11.5
Swedbank AB	(12,026)	(201,710)	1.6
Tele2 AB, B Shares	(44,500)	(323,710)	2.6
Telia Co. AB	(247,859)	(537,309)	4.3
Volvo AB, B Shares	(27,608)	(559,183)	4.5

		(14,985,776)

Switzerland
On Holding AG	(2,034)	(52,213)	0.4

Thailand
Fabrinet	(4,855)	(752,525)	6.1

United Kingdom
Abrdn PLC	(510,421)	(979,681)	7.9
Admiral Group PLC	(4,995)	(148,277)	1.2
Associated British Foods PLC	(15,486)	(383,917)	3.1
Barratt Developments PLC	(50,315)	(255,054)	2.1
Beazley PLC	(81,030)	(510,252)	4.1
CNH Industrial NV	(36,365)	(402,218)	3.3
DCC PLC	(2,541)	(141,897)	1.1
Diageo PLC	(3,303)	(125,004)	1.0
Direct Line Insurance Group PLC	(309,449)	(573,578)	4.6
DS Smith PLC	(216,173)	(753,598)	6.1
Endeavour Mining PLC	(9,516)	(197,330)	1.6
Howden Joinery Group PLC	(5,582)	(43,581)	0.4
HSBC Holdings PLC	(97,388)	(704,945)	5.7
JD Sports Fashion PLC	(142,781)	(223,195)	1.8
Legal & General Group PLC	(140,317)	(363,393)	2.9
Lloyds Banking Group PLC	(561,768)	(274,939)	2.2
M&G PLC	(73,652)	(178,772)	1.4
Next PLC	(1,927)	(162,418)	1.3
Ocado Group PLC	(58,961)	(336,453)	2.7
Persimmon PLC	(64,525)	(803,239)	6.5
Reckitt Benckiser Group PLC	(25,450)	(1,699,978)	13.7
RELX PLC	(34,933)	(1,226,445)	9.9
Rentokil Initial PLC	(57,937)	(296,278)	2.4
Segro PLC	(4,102)	(35,655)	0.3
Smith & Nephew PLC	(168,191)	(1,892,228)	15.3
Spirax-Sarco Engineering PLC	(335)	(33,438)	0.3
Standard Chartered PLC	(60,839)	(468,909)	3.8
Taylor Wimpey PLC	(21,605)	(29,181)	0.2
TechnipFMC PLC	(1,245)	(26,792)	0.2
Unilever PLC	(4,978)	(235,761)	1.9
Vistry Group PLC	(180,064)	(1,560,435)	12.6

		(15,066,841)

United States
10X Genomics, Inc., Class A	(5,197)	(183,350)	1.5
Abbott Laboratories	(5,370)	(507,734)	4.1
Acuity Brands, Inc.	(804)	(130,224)	1.1
Advanced Micro Devices, Inc.	(857)	(84,415)	0.7
Aflac, Inc.	(14,255)	(1,113,458)	9.0
Agilon Health, Inc.	(18,234)	(328,212)	2.6
Agree Realty Corp.	(18,144)	(1,014,975)	8.2
Air Lease Corp., Class A	(18,225)	(631,132)	5.1
Air Products and Chemicals, Inc.	(361)	(101,961)	0.8
Airbnb, Inc., Class A	(10,852)	(1,283,683)	10.4
Albemarle Corp.	(12,825)	(1,625,954)	13.1

Security	Shares	Value	% of Basket Value

United States (continued)
Alexandria Real Estate Equities, Inc.	(7,679)	$(715,145)	5.8%
Alight, Inc., Class A	(34,804)	(231,099)	1.9
Allegion PLC	(812)	(79,868)	0.6
Alliant Energy Corp.	(36,020)	(1,757,416)	14.2
Ally Financial, Inc.	(8,146)	(197,052)	1.6
American Airlines Group, Inc.	(10,792)	(120,331)	1.0
American Electric Power Co., Inc.	(70,518)	(5,326,930)	43.0
American Tower Corp.	(1,963)	(349,787)	2.8
Americold Realty Trust, Inc.	(23,001)	(603,086)	4.9
Amkor Technology, Inc.	(28,556)	(595,678)	4.8
Amphenol Corp., Class A	(26,168)	(2,107,832)	17.0
Analog Devices, Inc.	(5,616)	(883,565)	7.1
Annaly Capital Management, Inc.	(6,714)	(104,806)	0.8
Antero Midstream Corp.	(1,856)	(22,903)	0.2
Apellis Pharmaceuticals, Inc.	(2,365)	(115,081)	0.9
Api Group Corp.	(192)	(4,967)	0.0
Applied Industrial Technologies, Inc.	(514)	(78,904)	0.6
Aramark	(5,580)	(150,269)	1.2
Arch Capital Group Ltd.	(9,203)	(797,716)	6.4
Arista Networks, Inc.	(6,597)	(1,321,841)	10.7
Asana, Inc., Class A	(9,352)	(172,731)	1.4
Aspen Technology, Inc.	(4,521)	(803,608)	6.5
ATI, Inc.	(4,692)	(177,217)	1.4
Avantor, Inc.	(44,130)	(769,186)	6.2
Avery Dennison Corp.	(13,288)	(2,313,042)	18.7
Avis Budget Group, Inc.	(196)	(31,909)	0.3
Ball Corp.	(15,071)	(725,669)	5.9
Bath & Body Works, Inc.	(20,935)	(620,723)	5.0
Baxter International, Inc.	(20,052)	(650,286)	5.2
Berry Global Group, Inc.	(38,759)	(2,131,745)	17.2
BILL Holdings, Inc.	(8,600)	(785,094)	6.3
Biogen, Inc.	(140)	(33,256)	0.3
Bio-Rad Laboratories, Inc., Class A	(1,076)	(296,201)	2.4
Bio-Techne Corp.	(541)	(29,555)	0.2
BJ’s Wholesale Club Holdings, Inc.	(30,312)	(2,064,853)	16.7
Blackline, Inc.	(1,222)	(60,000)	0.5
Blue Owl Capital, Inc., Class A	(9,201)	(113,448)	0.9
Boston Beer Co., Inc., Class A	(1,957)	(653,540)	5.3
Boston Properties, Inc.	(16,716)	(895,476)	7.2
Boston Scientific Corp.	(4,507)	(230,713)	1.9
Braze, Inc.	(2,657)	(113,135)	0.9
Broadcom, Inc.	(4,146)	(3,488,320)	28.2
Broadridge Financial Solutions, Inc.	(72)	(12,286)	0.1
Brown & Brown, Inc.	(3,569)	(247,760)	2.0
BWX Technologies, Inc.	(12,061)	(895,891)	7.2
Carlisle Cos., Inc.	(1,076)	(273,401)	2.2
Carrier Global Corp.	(57,173)	(2,724,865)	22.0
Carvana Co., Class A	(2,112)	(57,024)	0.5
Casey S General Stores, Inc.	(147)	(39,971)	0.3
Caterpillar, Inc.	(652)	(147,385)	1.2
Cboe Global Markets, Inc.	(8,537)	(1,399,129)	11.3
CBRE Group, Inc., Class A	(2,889)	(200,323)	1.6
Celanese Corp., Class A	(4,301)	(492,508)	4.0
Celsius Holdings, Inc.	(4,692)	(713,606)	5.8
CF Industries Holdings, Inc.	(18,810)	(1,500,662)	12.1
Chart Industries, Inc.	(1,252)	(145,520)	1.2
Chesapeake Energy Corp.	(3,163)	(272,271)	2.2
Chevron Corp.	(1,758)	(256,193)	2.1
Chipotle Mexican Grill, Inc., Class A	(756)	(1,468,303)	11.9
Chord Energy Corp.	(9,733)	(1,609,060)	13.0
Chubb Ltd.	(1,591)	(341,460)	2.8

112	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Churchill Downs, Inc.	(7,914)	$(869,274)	7.0%
Cigna Group	(98)	(30,302)	0.2
Civitas Resources, Inc.	(38,316)	(2,890,176)	23.3
Cloudflare, Inc.	(11,974)	(678,806)	5.5
CME Group, Inc.	(883)	(188,485)	1.5
Coinbase Global, Inc.	(24,897)	(1,920,057)	15.5
Columbia Sportswear Co.	(3,223)	(237,857)	1.9
Confluent, Inc., Class A	(2,078)	(60,075)	0.5
Constellation Energy Corp.	(15,238)	(1,720,675)	13.9
Cooper Cos., Inc.	(4,067)	(1,267,887)	10.2
Core & Main, Inc., Class A	(4,440)	(133,555)	1.1
Corteva, Inc.	(77,673)	(3,739,178)	30.2
Costco Wholesale Corp.	(2,826)	(1,561,195)	12.6
Coty, Inc., Class A	(9,989)	(93,597)	0.8
Cousins Properties, Inc.	(24,370)	(435,492)	3.5
Crane Co.	(22,819)	(2,220,973)	17.9
Crocs, Inc.	(362)	(32,334)	0.3
Crown Holdings, Inc.	(418)	(33,691)	0.3
CyberArk Software Ltd.	(1,889)	(309,116)	2.5
Danaher Corp.	(9,434)	(1,811,517)	14.6
Diamondback Energy, Inc.	(12,664)	(2,030,293)	16.4
Digital Realty Trust, Inc.	(6,776)	(842,663)	6.8
Dollar General Corp.	(8,688)	(1,034,220)	8.3
Dollar Tree, Inc.	(24,089)	(2,676,047)	21.6
Dominion Energy, Inc.	(5,208)	(209,987)	1.7
DoorDash, Inc.	(16,405)	(1,229,555)	9.9
Dover Corp.	(2,638)	(342,808)	2.8
Doximity, Inc.	(58,554)	(1,196,258)	9.7
DraftKings, Inc., Class A	(13,344)	(368,561)	3.0
Duke Energy Corp.	(26,716)	(2,374,785)	19.2
Duolingo, Inc.	(239)	(34,906)	0.3
Dutch Bros, Inc., Class A	(3,900)	(94,926)	0.8
Dynatrace, Inc.	(9,353)	(418,173)	3.4
Eaton Corp. PLC	(3,343)	(695,043)	5.6
Ecolab, Inc.	(4,796)	(804,481)	6.5
Edison International	(16,761)	(1,056,949)	8.5
Element Solutions, Inc.	(2,420)	(44,117)	0.4
Entegris, Inc.	(1,596)	(140,512)	1.1
Envista Holdings Corp.	(9,773)	(227,418)	1.8
Equifax, Inc.	(20,386)	(3,456,854)	27.9
Equinix, Inc.	(274)	(199,921)	1.6
Equity LifeStyle Properties, Inc.	(2,422)	(159,368)	1.3
Erie Indemnity Co., Class A	(1,092)	(301,599)	2.4
Everest Group Ltd.	(167)	(66,069)	0.5
Evergy, Inc.	(526)	(25,848)	0.2
Eversource Energy	(29,983)	(1,612,786)	13.0
Exelon Corp.	(96,852)	(3,771,417)	30.4
Extra Space Storage, Inc.	(10,415)	(1,078,890)	8.7
FactSet Research Systems, Inc.	(1,800)	(777,402)	6.3
Fastenal Co.	(812)	(47,372)	0.4
Federal Realty Investment Trust	(893)	(81,433)	0.7
Ferguson PLC	(13,711)	(2,071,017)	16.7
Fifth Third Bancorp	(18,929)	(448,807)	3.6
First Solar, Inc.	(2,795)	(398,148)	3.2
Five Below, Inc.	(1,581)	(275,062)	2.2
Fluence Energy, Inc.	(622)	(10,773)	0.1
Fortive Corp.	(18,416)	(1,202,197)	9.7
Fox Factory Holding Corp.	(5,810)	(473,341)	3.8
Freshworks, Inc.	(7,131)	(127,930)	1.0
FTI Consulting, Inc.	(3,489)	(740,575)	6.0
GameStop Corp., Class A	(2,088)	(28,752)	0.2
Gaming and Leisure Properties, Inc.	(24,912)	(1,130,756)	9.1

Security	Shares	Value	% of Basket Value

United States (continued)
GE HealthCare Technologies, Inc.	(39,907)	$(2,656,609)	21.4%
Goldman Sachs Group, Inc.	(7,115)	(2,160,185)	17.4
Graphic Packaging Holding Co.	(126,063)	(2,711,615)	21.9
GSK PLC	(3,000)	(53,296)	0.4
Haleon PLC	(325,257)	(1,310,271)	10.6
Hartford Financial Services Group, Inc.	(487)	(35,770)	0.3
Hasbro, Inc.	(31,756)	(1,433,783)	11.6
HB Fuller Co.	(6,889)	(455,707)	3.7
Healthcare Realty Trust, Inc., Class A	(188,511)	(2,705,133)	21.8
HealthEquity, Inc.	(3,623)	(259,697)	2.1
HEICO Corp., Class A	(356)	(45,258)	0.4
Hertz Global Holdings, Inc.	(32,161)	(271,117)	2.2
Hexcel Corp.	(4,820)	(298,454)	2.4
Hilton Worldwide Holdings, Inc.	(7,093)	(1,074,802)	8.7
Hormel Foods Corp.	(11,024)	(358,831)	2.9
Howmet Aerospace, Inc.	(54,753)	(2,414,607)	19.5
Humana, Inc.	(1,052)	(550,922)	4.4
Hyatt Hotels Corp., Class A	(10,938)	(1,120,489)	9.0
ICON PLC, ADR	(466)	(113,685)	0.9
IDEX Corp.	(9,831)	(1,881,752)	15.2
ImmunoGen, Inc.	(11,945)	(177,503)	1.4
Immunovant, Inc.	(12,665)	(418,578)	3.4
Ingersoll Rand, Inc.	(37,330)	(2,265,184)	18.3
Inmode Ltd.	(6,473)	(123,634)	1.0
Inspire Medical Systems, Inc.	(348)	(51,212)	0.4
Insulet Corp.	(1,453)	(192,624)	1.6
Interactive Brokers Group, Inc., Class A	(17,116)	(1,370,478)	11.1
International Business Machines Corp.	(6,228)	(900,818)	7.3
International Flavors & Fragrances, Inc.	(22,522)	(1,539,379)	12.4
Interpublic Group of Cos, Inc.	(6,203)	(176,165)	1.4
Intra-Cellular Therapies, Inc.	(2,685)	(133,606)	1.1
Intuit, Inc.	(6,920)	(3,425,054)	27.6
IPG Photonics Corp.	(519)	(44,582)	0.4
Jabil, Inc.	(3,774)	(463,447)	3.7
Jacobs Solutions, Inc.	(14,710)	(1,960,843)	15.8
JB Hunt Transport Services, Inc.	(1,304)	(224,118)	1.8
Johnson & Johnson	(523)	(77,582)	0.6
Juniper Networks, Inc.	(1,794)	(48,294)	0.4
Karuna Therapeutics, Inc.	(1,970)	(328,222)	2.6
Keurig Dr. Pepper, Inc.	(42,075)	(1,276,135)	10.3
Kinder Morgan, Inc.	(14,800)	(239,760)	1.9
Kite Realty Group Trust	(4,075)	(86,879)	0.7
KKR & Co., Inc.	(24,292)	(1,345,777)	10.9
Kraft Heinz Co.	(2,133)	(67,104)	0.5
L3Harris Technologies, Inc.	(14,637)	(2,626,024)	21.2
Laboratory Corp. of America Holdings	(10,406)	(2,078,390)	16.8
Lancaster Colony Corp.	(3,382)	(572,133)	4.6
Lantheus Holdings, Inc.	(20,576)	(1,329,210)	10.7
Las Vegas Sands Corp.	(2,521)	(119,647)	1.0
Lennox International, Inc.	(115)	(42,612)	0.3
Linde PLC	(9,351)	(3,573,578)	28.8
Loews Corp.	(5,933)	(379,771)	3.1
MACOM Technology Solutions Holdings, Inc.	(14,361)	(1,013,025)	8.2
Madison Square Garden Sports Corp.	(715)	(120,220)	1.0
MarketAxess Holdings, Inc.	(729)	(155,824)	1.3
Marriott International, Inc., Class A	(12,632)	(2,381,890)	19.2
Masimo Corp.	(6,189)	(502,114)	4.1
Matador Resources Co.	(24,212)	(1,493,638)	12.1
Match Group, Inc.	(6,730)	(232,858)	1.9
McDonald’s Corp.	(3,913)	(1,025,871)	8.3
Monday.com Ltd.	(1,436)	(186,666)	1.5
MongoDB, Inc., Class A	(3,586)	(1,235,700)	10.0

S C H E D U L E O F I N V E S T M E N T S	113

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Monolithic Power Systems, Inc.	(1,714)	$(757,142)	6.1%
Morgan Stanley	(36,809)	(2,606,813)	21.0
Motorola Solutions, Inc.	(1,668)	(464,471)	3.7
Mueller Industries, Inc.	(16,588)	(625,533)	5.0
Murphy Oil Corp.	(13,393)	(600,944)	4.8
Natera, Inc.	(204)	(8,052)	0.1
National Storage Affiliates Trust	(62,241)	(1,775,113)	14.3
Neogen Corp.	(4,960)	(73,854)	0.6
New Fortress Energy, Inc.	(5,832)	(176,710)	1.4
New York Community Bancorp, Inc.	(85,450)	(810,066)	6.5
New York Times Co.	(3,114)	(125,525)	1.0
News Corp., Class A	(42,888)	(886,924)	7.2
Nexstar Media Group, Inc., Class A	(954)	(133,636)	1.1
Noble Corp. PLC	(83,747)	(3,910,147)	31.6
Nordson Corp.	(4,390)	(933,270)	7.5
Northern Trust Corp.	(503)	(33,153)	0.3
Norwegian Cruise Line Holdings Ltd.	(1,407)	(19,135)	0.2
nVent Electric PLC	(3,406)	(163,931)	1.3
Omega Healthcare Investors, Inc.	(19,534)	(646,575)	5.2
Omnicom Group, Inc.	(1,390)	(104,125)	0.8
ON Semiconductor Corp.	(13,050)	(817,452)	6.6
ONEOK, Inc.	(746)	(48,639)	0.4
Onto Innovation, Inc.	(9,826)	(1,104,148)	8.9
Option Care Health, Inc.	(4,153)	(115,163)	0.9
Organon & Co.	(7,309)	(108,100)	0.9
Ormat Technologies, Inc.	(3,785)	(232,929)	1.9
Palantir Technologies, Inc.	(49,183)	(727,908)	5.9
Parsons Corp.	(8,700)	(491,985)	4.0
PayPal Holdings, Inc.	(32,123)	(1,663,971)	13.4
PBF Energy, Inc., Class A	(23,081)	(1,097,040)	8.9
Penumbra, Inc.	(6,280)	(1,200,422)	9.7
Permian Resources Corp., Class A	(99,610)	(1,451,318)	11.7
PG&E Corp.	(88,710)	(1,445,973)	11.7
Pinnacle Financial Partners, Inc.	(3,749)	(233,788)	1.9
Pinterest, Inc.	(17,332)	(517,880)	4.2
Planet Fitness, Inc., Class A	(1,045)	(57,757)	0.5
PNC Financial Services Group, Inc.	(3,959)	(453,187)	3.7
Primerica, Inc.	(579)	(110,682)	0.9
Procore Technologies, Inc.	(908)	(55,470)	0.4
Progressive Corp.	(6,157)	(973,360)	7.9
Progyny, Inc.	(3,679)	(113,534)	0.9
Prologis, Inc.	(3,763)	(379,122)	3.1
PTC, Inc.	(2,115)	(296,988)	2.4
Public Service Enterprise Group, Inc.	(44,470)	(2,741,576)	22.1
QIAGEN NV	(45,615)	(1,697,052)	13.7
Quest Diagnostics, Inc.	(4,880)	(634,888)	5.1
R1 RCM, Inc.	(23,738)	(279,871)	2.3
Radian Group, Inc.	(10,841)	(274,711)	2.2
Ralph Lauren Corp., Class A	(1,858)	(209,081)	1.7
Rambus, Inc.	(5,705)	(309,953)	2.5
Range Resources Corp.	(5,462)	(195,758)	1.6
Raymond James Financial, Inc.	(8,692)	(829,564)	6.7
Realty Income Corp.	(14,415)	(682,983)	5.5
Regal Rexnord Corp.	(1,763)	(208,757)	1.7
Repligen Corp.	(1,832)	(246,514)	2.0
Revvity, Inc.	(12,084)	(1,001,159)	8.1
RLI Corp.	(7,768)	(1,035,008)	8.4
Robinhood Markets, Inc.	(29,340)	(268,168)	2.2
Roivant Sciences Ltd.	(3,330)	(28,771)	0.2
Roper Technologies, Inc.	(155)	(75,728)	0.6
Ross Stores, Inc.	(2,832)	(328,427)	2.6
Ryman Hospitality Properties, Inc.	(12,949)	(1,108,434)	8.9

Security	Shares	Value	% of Basket Value

United States (continued)
Samsara, Inc., Class A	(15,445)	$(356,316)	2.9%
Sanofi SA	(5,993)	(545,126)	4.4
Schlumberger NV	(3,921)	(218,243)	1.8
Sealed Air Corp.	(15,300)	(471,087)	3.8
SentinelOne, Inc.	(9,565)	(149,501)	1.2
Sherwin-Williams Co.	(98)	(23,345)	0.2
Shockwave Medical, Inc.	(7,570)	(1,561,388)	12.6
Simpson Manufacturing Co., Inc.	(20,346)	(2,709,680)	21.9
Sinch AB	(19,201)	(30,417)	0.2
SoFi Technologies, Inc.	(17,512)	(132,216)	1.1
SolarEdge Technologies, Inc.	(11,478)	(871,754)	7.0
Sonoco Products Co.	(27,316)	(1,415,242)	11.4
Southern Co.	(20,319)	(1,367,469)	11.0
SouthState Corp.	(10,228)	(676,071)	5.5
Southwest Gas Holdings, Inc.	(1,043)	(61,130)	0.5
Sprouts Farmers Market, Inc.	(33,638)	(1,413,469)	11.4
SPS Commerce, Inc.	(3,604)	(577,865)	4.7
SS&C Technologies Holdings, Inc.	(1,616)	(81,204)	0.7
STAG Industrial, Inc.	(75,840)	(2,519,405)	20.3
Starbucks Corp.	(73)	(6,734)	0.1
Starwood Property Trust, Inc.	(79,437)	(1,410,007)	11.4
State Street Corp.	(3,748)	(242,233)	2.0
STERIS PLC	(8,281)	(1,738,844)	14.0
Super Micro Computer, Inc.	(768)	(183,913)	1.5
Surgery Partners, Inc.	(11,617)	(268,701)	2.2
SVB Financial Group	(216)	(11)	0.0
Take-Two Interactive Software, Inc.	(23,253)	(3,110,089)	25.1
Teledyne Technologies, Inc.	(10,782)	(4,038,829)	32.6
Teleflex, Inc.	(2,467)	(455,778)	3.7
Tenable Holdings, Inc.	(4,401)	(185,326)	1.5
Terreno Realty Corp.	(5,733)	(305,454)	2.5
Tesla, Inc.	(7,488)	(1,503,890)	12.1
Thermo Fisher Scientific, Inc.	(700)	(311,339)	2.5
TKO Group Holdings, Inc.	(9,097)	(745,772)	6.0
Toro Co.	(11)	(889)	0.0
Tractor Supply Co.	(2,745)	(528,577)	4.3
Trade Desk, Inc., Class A	(18,290)	(1,297,858)	10.5
Tradeweb Markets, Inc., Class A	(19,320)	(1,738,993)	14.0
TransDigm Group, Inc.	(4,449)	(3,684,172)	29.7
Tyler Technologies, Inc.	(2,151)	(802,108)	6.5
Uber Technologies, Inc.	(24,706)	(1,069,276)	8.6
Union Pacific Corp.	(8,784)	(1,823,646)	14.7
United Parcel Service, Inc., Class B	(2,538)	(358,493)	2.9
United Rentals, Inc.	(126)	(51,190)	0.4
UnitedHealth Group, Inc.	(922)	(493,786)	4.0
Valaris Ltd.	(18,251)	(1,205,296)	9.7
Valvoline, Inc.	(17,076)	(506,645)	4.1
Vaxcyte, Inc.	(6,130)	(294,853)	2.4
Veralto Corp.	(967)	(66,723)	0.5
Verisk Analytics, Inc., Class A	(399)	(90,717)	0.7
Vertiv Holdings Co., Class A	(4,086)	(160,457)	1.3
Vistra Corp.	(11,809)	(386,390)	3.1
Vornado Realty Trust	(8,194)	(157,325)	1.3
Walgreens Boots Alliance, Inc.	(12,480)	(263,078)	2.1
Warner Music Group Corp., Class A	(5,574)	(174,466)	1.4
Waste Management, Inc.	(3,962)	(651,075)	5.3
Webster Financial Corp.	(5,320)	(202,000)	1.6
Welltower, Inc.	(25,106)	(2,099,113)	16.9
Western Alliance Bancorp	(1,524)	(62,636)	0.5
Western Digital Corp.	(5,943)	(238,611)	1.9
Whirlpool Corp.	(3,830)	(400,465)	3.2
Wingstop, Inc.	(1,249)	(228,280)	1.8

114	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Wolfspeed, Inc.	(18,750)	$(634,500)	5.1%
Wyndham Hotels & Resorts, Inc.	(2,491)	(180,348)	1.5
Wynn Resorts Ltd.	(1,420)	(124,648)	1.0
XPO, Inc.	(20,432)	(1,548,950)	12.5
YETI Holdings, Inc.	(33,309)	(1,416,299)	11.4
Zebra Technologies Corp., Class A	(1,733)	(362,942)	2.9
Zimmer Biomet Holdings, Inc.	(1,746)	(182,300)	1.5
Zoom Video Communications, Inc., Class A	(1,795)	(107,664)	0.9
ZoomInfo Technologies, Inc., Class A	(21,155)	(274,169)	2.2

		(259,252,216)

Preferred Stocks

Germany
Sartorius AG	(1,730)	(432,720)	3.5
Volkswagen AG	(9,560)	(1,012,094)	8.2

Total Reference Entity — Short		(430,127,924)

Net Value of Reference Entity — UBS AG		$(12,389,166)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of period end, termination dates 05/11/26 - 06/07/28:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Abacus Group	123,177	$75,012	107.4%
Accent Group Ltd.	111,900	133,653	191.3
Alumina Ltd.	553,694	274,959	393.5
AMP Ltd.	152,311	101,484	145.2
Ansell Ltd.	4,242	57,107	81.7
Arena REIT	9,214	18,640	26.7
AUB Group Ltd.	12,633	216,805	310.3
Aussie Broadband Ltd.	33,908	84,535	121.0
Austal Ltd.	46,729	50,395	72.1
Bega Cheese Ltd.	138,632	245,519	351.4
Boral Ltd.	107,720	308,810	442.0
Challenger Ltd.	212,618	792,088	1,133.6
CSR Ltd.	96,647	345,338	494.2
Data#3 Ltd.	9,652	41,607	59.5
Downer EDI Ltd.	284,184	683,363	978.0
GrainCorp Ltd.	28,742	127,030	181.8
Growthpoint Properties Australia Ltd.	114,246	143,351	205.2
Johns Lyng Group Ltd.	13,213	51,439	73.6
McMillan Shakespeare Ltd.	3,903	41,640	59.6
Monadelphous Group Ltd.	1,656	14,835	21.2
NRW Holdings Ltd.	10,514	16,794	24.0
oOh!media Ltd.	22,138	18,367	26.3
Perseus Mining Ltd.	46,659	49,853	71.4
Pinnacle Investment Management Group Ltd.	4,595	22,774	32.6
Pro Medicus Ltd.	24,243	1,154,765	1,652.7
Region RE Ltd.	45,609	57,029	81.6
Regis Resources Ltd.	98,075	106,292	152.1
Ridley Corp. Ltd.	19,698	27,678	39.6
Silver Lake Resources Ltd.	326,393	214,686	307.3
SiteMinder Ltd.	22,935	59,462	85.1

Security	Shares	Value	% of Basket Value

Australia (continued)
Star Entertainment Grp Ltd.	49,129	$16,567	23.7%
Steadfast Group Ltd.	33,934	116,690	167.0
Technology One Ltd.	89,352	827,521	1,184.3
Ventia Services Group Pty Ltd.	96,426	168,531	241.2
Viva Energy Group Ltd.	53,038	95,647	136.9

		6,760,266

Austria
ANDRITZ AG	26,488	1,217,680	1,742.7
AT&S Austria Technologie & Systemtechnik AG	2,437	61,265	87.7
IMMOFINANZ AG	2,838	57,032	81.6
Kontron AG	4,086	82,212	117.7
Raiffeisen Bank International AG	29,637	428,756	613.6
UNIQA Insurance Group AG	14,708	118,545	169.7
Vienna Insurance Group AG Wiener Versicherung Gruppe	906	24,258	34.7
Wienerberger AG	5,161	124,803	178.6

		2,114,551

Belgium
Montea NV	4,044	285,735	408.9
Proximus SADP	78,389	649,551	929.6
Shurgard Self Storage Ltd.	5,565	207,872	297.5

		1,143,158

Canada
AbCellera Biologics, Inc.	101,874	418,702	599.2
Advantage Energy Ltd.	2,110	15,593	22.3
Aecon Group, Inc.	29,845	223,693	320.1
Ag Growth International, Inc.	5,950	212,881	304.7
Artis REIT	12,729	57,585	82.4
Boralex, Inc.	16,400	311,015	445.1
Canfor Corp.	65,017	677,768	970.0
Centerra Gold, Inc.	38,801	200,696	287.2
Chemtrade Logistics Income Fund	1,864	11,167	16.0
Crombie REIT	25,787	230,878	330.4
CT REIT	25,129	233,817	334.6
Doman Building Materials Group Ltd.	10,741	53,106	76.0
DREAM Unlimited Corp., Class A	5,649	70,331	100.7
Dye & Durham Ltd.	6,062	35,364	50.6
Enghouse Systems Ltd.	7,453	178,194	255.0
First Capital REIT	23,618	226,349	324.0
First National Financial Corp.	8,050	204,701	293.0
Freehold Royalties Ltd.	6,605	69,341	99.2
H&R REIT	46,719	293,262	419.7
Innergex Renewable Energy, Inc.	117,570	737,279	1,055.2
Interfor Corp.	45,550	571,304	817.6
Jamieson Wellness, Inc.	21,211	355,469	508.7
Laurentian Bank of Canada	5,275	98,215	140.6
Major Drilling Group International, Inc.	14,114	76,230	109.1
Nexus Industrial REIT	4,976	23,787	34.0
North American Construction Group Ltd.	4,561	95,700	137.0
Obsidian Energy Ltd.	31,227	268,518	384.3
Pason Systems, Inc.	5,643	55,125	78.9
Russel Metals, Inc.	13,456	338,395	484.3
Sandstorm Gold Ltd.	849	3,962	5.7
Seabridge Gold, Inc.	2,238	24,949	35.7
Silvercorp Metals, Inc.	6,191	14,011	20.1
SmartCentres REIT	1,051	16,613	23.8
Stelco Holdings, Inc.	39,886	1,139,212	1,630.4

S C H E D U L E O F I N V E S T M E N T S	115

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
Topaz Energy Corp.	23,508	$366,106	524.0%
Wajax Corp.	3,495	76,671	109.7

		7,985,989

Denmark
D/S Norden A/S	3,654	207,459	296.9
H Lundbeck A/S	75,253	392,843	562.2
Sydbank A/S	955	41,667	59.7

		641,969

Egypt
Centamin PLC	224,899	226,361	324.0

Finland
Cargotec OYJ, Class B	4,466	175,944	251.8
Kojamo OYJ	18,335	156,350	223.8
Uponor OYJ	7,556	228,519	327.0

		560,813

France
ALD SA	2,786	18,704	26.8
Beneteau SACA	4,962	59,760	85.5
CGG SA	558,511	394,482	564.6
Cie Plastic Omnium SE	13,696	153,630	219.9
Clariane SE	7,100	26,762	38.3
Etablissements Maurel et Prom SA	8,819	52,413	75.0
ICADE	21,929	716,341	1,025.2
JCDecaux SE	8,879	138,641	198.4
Nexity SA	5,208	72,634	103.9

		1,633,367

Germany
Aurubis AG	2,193	180,475	258.3
Auto1 Group SE	5,811	34,137	48.9
Bank of Georgia Group PLC	8,817	357,843	512.1
Bilfinger SE	5,249	192,313	275.2
CompuGroup Medical SE & Co. KgaA	2,439	89,262	127.7
Deutsche Pfandbriefbank AG	15,017	100,337	143.6
Deutsche Wohnen SE	6,092	131,092	187.6
Duerr AG	4,868	99,945	143.0
Elmos Semiconductor SE	174	11,397	16.3
Freenet AG	5,002	126,749	181.4
Grand City Properties SA	10,204	91,079	130.4
Hella GmbH & Co. KGaA	604	45,915	65.7
Hypoport SE	1,871	228,801	327.5
Krones AG	2,542	247,723	354.5
METRO AG	11,023	69,928	100.1
SAF-Holland SE	22,188	296,134	423.8
Salzgitter AG	6,318	157,742	225.8
Sirius Real Estate Ltd.	76,797	74,874	107.2
Suedzucker AG	32,329	488,860	699.6
SUESS MicroTec SE	1,009	17,433	25.0
TAG Immobilien AG	20,194	220,716	315.9
TBC Bank Group PLC	13,205	432,034	618.3
TUI AG	84,412	425,190	608.5
Uniper SE	10,674	54,910	78.6
United Internet AG	21,519	447,039	639.8

		4,621,928

Security	Shares	Value	% of Basket Value

Hong Kong
Bank of East Asia Ltd.	14,400	$17,120	24.5%
Fortune REIT	53,000	29,684	42.5
HK Electric Investments & HK Electric Investments Ltd.	33,000	18,324	26.2

		65,128

Ireland
Cimpress PLC	253	15,096	21.6
Glanbia PLC	4,829	76,288	109.2
Greencore Group PLC	129,655	142,214	203.5

		233,598

Israel
Alony Hetz Properties & Investments Ltd.	11,219	55,133	78.9
Delek Group Ltd.	714	78,630	112.5
Kornit Digital Ltd.	10,722	147,964	211.8
Plus500 Ltd.	2,611	44,989	64.4
Zim Integrated Shipping Services Ltd.	28,458	220,265	315.2

		546,981

Italy
Banca IFIS SpA	11,022	188,152	269.3
Buzzi SpA	19,816	523,723	749.5
Credito Emiliano SpA	10,398	84,159	120.4
De’ Longhi SpA	5,204	116,243	166.4
Enav SpA	4,241	14,108	20.2
Hera SpA	184,902	519,222	743.1
Maire Tecnimont SpA	8,128	37,832	54.1
PRADA SpA	5,000	30,148	43.2
Sesa SpA	587	59,188	84.7
Unipol Gruppo SpA	7,773	42,034	60.2
Webuild SpA	200,340	360,273	515.6

		1,975,082

Japan
77 Bank Ltd.	8,100	182,867	261.7
Acom Co. Ltd.	69,800	165,835	237.3
Adastria Co. Ltd.	12,900	274,063	392.2
Aeon Delight Co. Ltd.	4,400	97,726	139.9
Ai Holdings Corp.	2,800	43,610	62.4
Aichi Steel Corp.	1,800	42,799	61.3
Ain Holdings, Inc.	23,000	658,828	942.9
Air Water, Inc.	3,300	42,163	60.3
Aisan Industry Co. Ltd.	44,300	355,149	508.3
Alfresa Holdings Corp.	33,200	532,598	762.2
Anicom Holdings, Inc.	20,400	74,959	107.3
Anritsu Corp.	94,300	710,512	1,016.9
Avex, Inc.	13,500	124,931	178.8
AZ-COM MARUWA Holdings, Inc.	24,900	346,331	495.7
Benefit One, Inc.	23,000	166,886	238.8
Benesse Holdings, Inc.	16,700	200,141	286.4
Bic Camera, Inc.	13,600	103,876	148.7
BML, Inc.	8,400	161,074	230.5
Cellebrite Di Ltd.	75,211	502,409	719.0
Chudenko Corp.	5,900	97,282	139.2
Citizen Watch Co. Ltd.	69,200	409,101	585.5
Coca-Cola Bottlers Japan Holdings, Inc.	2,100	28,504	40.8
Colowide Co. Ltd.	11,200	176,402	252.5
Create SD Holdings Co. Ltd.	4,600	99,944	143.0
Daicel Corp.	63,400	546,114	781.6

116	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Daihen Corp.	5,200	$165,804	237.3%
Daiichikosho Co. Ltd.	22,700	340,014	486.6
Daio Paper Corp.	84,300	701,451	1,003.9
Daiseki Co. Ltd.	6,600	184,774	264.4
DIC Corp.	1,200	19,184	27.5
dip Corp.	1,700	34,170	48.9
Doutor Nichires Holdings Co. Ltd.	22,500	328,696	470.4
Dowa Holdings Co. Ltd.	6,900	213,802	306.0
DTS Corp.	3,800	79,132	113.3
Eizo Corp.	3,700	119,523	171.1
Elecom Co. Ltd.	3,700	42,485	60.8
Elematec Corp.	12,200	140,716	201.4
eRex Co. Ltd.	15,100	75,438	108.0
FCC Co. Ltd.	2,500	29,665	42.5
Financial Partners Group Co. Ltd.	12,800	122,936	175.9
FP Corp.	1,700	33,133	47.4
Fuji Oil Holdings, Inc.	12,700	204,232	292.3
Fujimi, Inc.	2,600	52,613	75.3
Fujitec Co. Ltd.	8,700	191,186	273.6
Fujitsu General Ltd.	30,300	546,057	781.5
Fukuoka REIT Corp.	97	105,821	151.4
FULLCAST Holdings Co. Ltd.	9,900	113,560	162.5
Furukawa Electric Co. Ltd.	53,400	810,160	1,159.5
Futaba Industrial Co. Ltd.	4,100	20,467	29.3
Fuyo General Lease Co. Ltd.	2,900	238,664	341.6
Global One Real Estate Investment Corp.	636	488,904	699.7
Glory Ltd.	20,200	381,644	546.2
H.U. Group Holdings, Inc.	6,400	108,971	156.0
H2O Retailing Corp.	3,800	41,263	59.1
Hanwa Co. Ltd.	3,300	100,793	144.3
Hazama Ando Corp.	9,700	76,065	108.9
Heiwa Real Estate Co. Ltd.	2,600	67,428	96.5
Heiwado Co. Ltd.	18,600	308,223	441.1
Hino Motors Ltd.	218,100	645,049	923.2
Hioki EE Corp.	2,000	88,142	126.1
Hogy Medical Co. Ltd.	2,700	59,439	85.1
Hokkaido Electric Power Co., Inc.	19,100	81,410	116.5
Hokuriku Electric Power Co.	17,800	89,526	128.1
Horiba Ltd.	3,700	189,713	271.5
Inaba Denki Sangyo Co. Ltd.	4,200	88,754	127.0
Information Services International-Dentsu Ltd.	11,800	406,033	581.1
INFRONEER Holdings, Inc.	1,800	19,193	27.5
Ishihara Sangyo Kaisha Ltd.	26,300	249,070	356.5
Itochu Enex Co. Ltd.	7,000	69,751	99.8
Itoham Yonekyu Holdings, Inc.	26,040	729,054	1,043.4
Jaccs Co. Ltd.	6,900	240,303	343.9
Japan Elevator Service Holdings Co. Ltd.	39,600	532,078	761.5
JCR Pharmaceuticals Co. Ltd.	36,000	279,378	399.8
JTEKT Corp.	86,400	721,850	1,033.1
Kaken Pharmaceutical Co. Ltd.	16,800	377,012	539.6
Kandenko Co. Ltd.	3,000	28,149	40.3
Kaneka Corp.	1,700	42,182	60.4
Kanematsu Corp.	26,700	364,700	521.9
Kato Sangyo Co. Ltd.	6,900	196,188	280.8
Kewpie Corp.	21,500	373,815	535.0
Kissei Pharmaceutical Co. Ltd.	4,400	94,320	135.0
Kitz Corp.	14,600	100,011	143.1
Kokuyo Co. Ltd.	1,800	27,900	39.9
Koshidaka Holdings Co. Ltd.	14,300	103,097	147.6
Kyushu Financial Group, Inc.	26,400	166,973	239.0
Leopalace21 Corp.	58,300	126,746	181.4
Lion Corp.	12,100	117,633	168.4

Security	Shares	Value	% of Basket Value

Japan (continued)
Mani, Inc.	23,900	$329,301	471.3%
Maruha Nichiro Corp.	4,500	78,032	111.7
Matsui Securities Co. Ltd.	14,700	73,607	105.3
Maxell Ltd.	22,600	245,048	350.7
Megmilk Snow Brand Co. Ltd.	16,400	267,620	383.0
Meidensha Corp.	4,100	64,995	93.0
MEITEC Group Holdings, Inc.	15,200	270,851	387.6
Menicon Co. Ltd.	16,900	198,585	284.2
Micronics Japan Co. Ltd.	13,400	205,250	293.7
Milbon Co. Ltd.	5,600	150,099	214.8
MIRAIT ONE Corp.	28,500	382,697	547.7
Mitsubishi Logisnext Co. Ltd.	2,000	15,918	22.8
Mitsubishi Materials Corp.	42,200	685,569	981.2
Mitsubishi Shokuhin Co. Ltd.	1,300	34,278	49.1
Mitsui DM Sugar Holdings Co. Ltd.	5,300	108,993	156.0
Mitsui Mining & Smelting Co. Ltd.	15,400	405,147	579.8
MIXI, Inc.	12,000	183,954	263.3
Modec, Inc.	28,500	317,907	455.0
Morinaga & Co. Ltd.	3,400	124,353	178.0
Nagase & Co. Ltd.	6,200	95,207	136.3
NET One Systems Co. Ltd.	3,400	52,543	75.2
Nichias Corp.	2,600	52,288	74.8
Nichicon Corp.	4,300	36,436	52.1
Nippn Corp.	1,300	20,050	28.7
Nippon Light Metal Holdings Co. Ltd.	34,700	385,167	551.2
Nippon Parking Development Co. Ltd.	59,100	84,741	121.3
Nippon Sheet Glass Co. Ltd.	73,100	325,926	466.5
Nisshinbo Holdings, Inc.	62,100	455,148	651.4
Nissui Corp.	26,200	128,506	183.9
Nittetsu Mining Co. Ltd.	2,600	82,936	118.7
NOK Corp.	16,500	198,064	283.5
Nomura Co. Ltd.	7,300	42,546	60.9
Noritake Co. Ltd.	4,100	161,127	230.6
Noritsu Koki Co. Ltd.	4,100	87,923	125.8
Noritz Corp.	26,500	281,894	403.4
North Pacific Bank Ltd.	59,600	155,427	222.4
NTN Corp.	129,400	233,453	334.1
Okasan Securities Group, Inc.	42,500	194,958	279.0
Oki Electric Industry Co. Ltd.	4,500	27,600	39.5
Okinawa Cellular Telephone Co.	800	17,149	24.5
Onward Holdings Co. Ltd.	98,000	314,399	450.0
Open Up Group, Inc.	11,600	145,831	208.7
Optex Group Co. Ltd.	9,700	110,261	157.8
Orix JREIT, Inc.	241	280,774	401.8
PALTAC Corp.	7,600	249,359	356.9
Paramount Bed Holdings Co. Ltd.	8,000	138,007	197.5
Pigeon Corp.	60,000	645,694	924.1
Pola Orbis Holdings, Inc.	9,100	92,782	132.8
Prima Meat Packers Ltd.	21,900	337,718	483.3
Raito Kogyo Co. Ltd.	12,200	160,013	229.0
Relo Group, Inc.	18,200	182,855	261.7
Ricoh Leasing Co. Ltd.	9,500	287,854	412.0
Ryoyo Electro Corp.	12,900	310,221	444.0
Saizeriya Co. Ltd.	31,600	1,297,713	1,857.2
San-Ai Obbli Co. Ltd.	1,500	16,413	23.5
Sanki Engineering Co. Ltd.	14,200	167,139	239.2
Sansan, Inc.	3,800	30,554	43.7
Sanyo Chemical Industries Ltd.	100	2,694	3.9
Sapporo Holdings Ltd.	8,400	299,479	428.6
Sato Holdings Corp.	14,500	197,417	282.5
Seino Holdings Co. Ltd.	11,100	163,603	234.1
Seria Co. Ltd.	2,700	37,423	53.6

S C H E D U L E O F I N V E S T M E N T S	117

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Shibaura Machine Co. Ltd.	33,100	$830,841	1,189.1%
Shizuoka Gas Co. Ltd.	31,900	219,631	314.3
SIGMAXYZ Holdings, Inc.	1,800	17,030	24.4
Siix Corp.	6,400	60,704	86.9
Simplex Holdings, Inc.	4,200	71,559	102.4
SMS Co. Ltd.	45,700	735,172	1,052.2
Sodick Co. Ltd.	37,000	189,152	270.7
Sohgo Security Services Co. Ltd.	109,900	651,144	931.9
Stanley Electric Co. Ltd.	12,300	199,447	285.4
Starts Corp., Inc.	2,500	47,816	68.4
Sumitomo Mitsui Construction Co. Ltd.	46,900	126,036	180.4
Sumitomo Osaka Cement Co. Ltd.	5,800	136,876	195.9
Sumitomo Riko Co. Ltd.	4,200	26,618	38.1
Sumitomo Warehouse Co. Ltd.	700	11,359	16.3
Sun Frontier Fudousan Co. Ltd.	7,700	75,715	108.4
Suzuken Co. Ltd.	3,500	108,609	155.4
Systena Corp.	38,600	66,531	95.2
Tadano Ltd.	17,900	136,199	194.9
Taiheiyo Cement Corp.	17,900	310,954	445.0
Taikisha Ltd.	1,100	32,451	46.4
Taisho Pharmaceutical Holdings Co. Ltd.	18,900	758,096	1,085.0
Takeuchi Manufacturing Co. Ltd.	20,100	582,312	833.4
Tama Home Co. Ltd.	4,500	102,997	147.4
TechnoPro Holdings, Inc.	13,900	278,999	399.3
Teijin Ltd.	35,600	326,683	467.5
Toa Corp.	2,700	68,015	97.3
Toho Gas Co. Ltd.	19,000	331,630	474.6
Tokai Rika Co. Ltd.	31,300	497,501	712.0
Tokai Tokyo Financial Holdings, Inc.	24,300	83,469	119.5
Tokuyama Corp.	20,100	308,830	442.0
Tokyo Century Corp.	3,500	136,695	195.6
Tokyu Construction Co. Ltd.	6,800	35,377	50.6
Topcon Corp.	28,400	263,230	376.7
Tosei Corp.	6,000	71,872	102.9
Toshiba TEC Corp.	6,200	136,529	195.4
Towa Pharmaceutical Co. Ltd.	3,900	72,398	103.6
Toyo Seikan Group Holdings Ltd.	8,300	141,237	202.1
Toyobo Co. Ltd.	24,000	162,952	233.2
Toyoda Gosei Co. Ltd.	13,600	273,989	392.1
Trusco Nakayama Corp.	2,000	30,604	43.8
TS Tech Co. Ltd.	12,700	144,184	206.4
TSI Holdings Co. Ltd.	45,000	243,204	348.1
Tsubakimoto Chain Co.	8,400	215,308	308.1
Tsuburaya Fields Holdings, Inc.	12,700	139,897	200.2
Tsugami Corp.	900	6,541	9.4
Tsumura & Co.	5,500	99,702	142.7
Tv Tokyo Holdings Corp.	1,100	21,231	30.4
UACJ Corp.	3,000	61,843	88.5
UBE Corp.	1,800	28,096	40.2
United Urban Investment Corp.	80	81,747	117.0
Usen-Next Holdings Co. Ltd.	2,700	62,737	89.8
Valor Holdings Co. Ltd.	1,000	15,853	22.7
Wacom Co. Ltd.	101,800	356,149	509.7
Xebio Holdings Co. Ltd.	13,200	86,101	123.2
YAMABIKO Corp.	17,500	168,485	241.1
Yamazen Corp.	12,300	100,959	144.5
Yaoko Co. Ltd.	10,900	568,044	813.0
Yokogawa Bridge Holdings Corp.	10,300	172,466	246.8

Security	Shares	Value	% of Basket Value

Japan (continued)
Yoshinoya Holdings Co. Ltd.	11,500	$271,053	387.9%
Yuasa Trading Co. Ltd.	6,200	171,852	245.9
Zuken, Inc.	800	20,254	29.0

		43,721,008

Monaco
Scorpio Tankers, Inc.	1,385	77,768	111.3

Netherlands
Eurocommercial Properties NV	11,808	253,072	362.2
Koninklijke BAM Groep NV	35,893	74,039	106.0
Koninklijke Vopak NV	9,204	309,787	443.4
PostNL NV	284,823	529,709	758.1
SBM Offshore NV	10,317	128,385	183.7
TomTom NV	50,244	300,446	430.0
Wereldhave NV	2,546	38,325	54.8

		1,633,763

Norway
Aker Solutions ASA	63,483	254,319	364.0
Austevoll Seafood ASA	25,486	178,052	254.8
DNO ASA	26,465	27,551	39.4
Elkem ASA	173,770	269,620	385.9
Grieg Seafood ASA	2,612	17,715	25.3
Odfjell Drilling Ltd.	64,212	229,926	329.1
Wallenius Wilhelmsen ASA	7,260	62,273	89.1

		1,039,456

Portugal
CTT-Correios de Portugal SA	98,957	376,809	539.3
Mota-Engil SGPS SA	55,800	180,754	258.7
NOS SGPS SA	87,445	319,008	456.6
Sonae SGPS SA	528,769	520,164	744.4

		1,396,735

Singapore
BW LPG Ltd.	29,259	419,308	600.1
Keppel REIT	32,000	18,602	26.6
Kulicke & Soffa Industries, Inc.	13,505	561,943	804.3
Venture Corp. Ltd.	2,600	22,224	31.8

		1,022,077

South Africa
Scatec ASA	21,754	112,449	160.9

South Korea
Magnachip Semiconductor Corp.	7,404	54,715	78.3

Spain
Applus Services SA	31,875	335,554	480.2
Atlantica Sustainable Infrastructure PLC	52,501	950,793	1,360.7
Cia de Distribucion Integral Logista Holdings SA	16,082	394,333	564.4
Indra Sistemas SA	29,039	407,531	583.2
Inmobiliaria Colonial Socimi SA	10,790	60,425	86.5
Mapfre SA	118,001	244,845	350.4
Merlin Properties Socimi SA	147,631	1,229,379	1,759.5
Obrascon Huarte Lain SA	555,304	228,578	327.1

		3,851,438

Sweden
AAK AB	6,992	134,204	192.1
AddTech AB	1,533	22,906	32.8

118	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Sweden (continued)
Attendo AB	56	$181	0.3%
Betsson AB	26,684	273,755	391.8
Bufab AB	2,469	60,004	85.9
Camurus AB	4,848	147,974	211.8
Instalco AB	14,479	41,458	59.3
Loomis Ab, Class B	12,797	336,687	481.8
MIPS AB	1,188	30,119	43.1
Modern Times Group MTG AB, Class B	20,800	170,111	243.4
Nolato AB	9,936	44,974	64.4
Nyfosa AB	2,362	11,707	16.7
Sdiptech AB, Class B	1,076	21,461	30.7
Sectra AB	1,645	18,222	26.1
Sweco AB, B Shares	4,101	38,617	55.3
Thule Group AB	8,203	191,043	273.4

		1,543,423

Switzerland
IWG PLC	84,980	137,010	196.1

United Kingdom
Balfour Beatty PLC	28,038	105,667	151.2
Breedon Group PLC	17,102	65,303	93.5
Capricorn Energy PLC	57,535	109,830	157.2
Clarkson PLC	5,566	179,861	257.4
CNH Industrial NV	12,874	141,356	202.3
CVS Group PLC	12,275	220,323	315.3
Deliveroo PLC, Class A	200,757	318,781	456.2
DiscoverIE Group PLC	1,446	10,899	15.6
Enquest PLC	185,259	36,597	52.4
Firstgroup PLC	101,906	196,962	281.9
Gamma Communications PLC	10,335	132,361	189.4
Grainger PLC	62,954	174,816	250.2
Great Portland Estates PLC	35,461	168,970	241.8
Halfords Group PLC	125,250	307,579	440.2
Hill & Smith PLC	6,473	130,421	186.7
Hilton Food Group PLC	4,382	34,961	50.0
Indivior PLC	1,043	19,983	28.6
Investec PLC	90,957	506,689	725.2
J D Wetherspoon PLC	49,155	379,580	543.3
John Wood Group PLC	29,286	50,904	72.9
Jupiter Fund Management PLC	299,949	288,169	412.4
Just Group PLC	302,288	279,089	399.4
Keller Group PLC	2,485	23,408	33.5
Kier Group PLC	12,481	15,374	22.0
Marlowe PLC	16,800	113,725	162.8
Marshalls PLC	16,481	41,436	59.3
Mitchells & Butlers PLC	84,420	213,627	305.7
Mobico Group PLC	25,268	19,348	27.7
Moneysupermarket.com Group PLC	69,016	218,849	313.2
Morgan Sindall Group PLC	6,583	151,227	216.4
Nomad Foods Ltd.	23,825	329,261	471.2
OSB Group PLC	86,855	318,774	456.2
Oxford Instruments PLC	395	8,698	12.5
Paragon Banking Group PLC	54,034	292,915	419.2
Playtech Plc	113,819	544,450	779.2
Premier Foods PLC	20,652	29,567	42.3
Redde Northgate PLC	110,079	451,751	646.5
Restaurant Group PLC	26,095	21,552	30.9
RWS Holdings PLC	88,649	225,018	322.0
S4 Capital PLC	169,508	131,637	188.4
Serco Group PLC	387,628	677,070	969.0

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Softcat PLC	10,399	$160,820	230.2%
Spire Healthcare Group PLC	107,291	279,864	400.5
SThree PLC	4,851	20,817	29.8
Telecom Plus PLC	1,249	23,429	33.5
TP ICAP Group PLC	119,093	229,138	327.9
Vanquis Banking Group PLC	74,812	105,658	151.2
Vesuvius PLC	43,954	216,417	309.7
Virgin Money UK PLC	174,120	317,396	454.3

		9,040,327

United States
1-800-Flowers.com, Inc., Class A	7,567	56,828	81.3
A10 Networks, Inc.	2,953	32,099	45.9
Accel Entertainment, Inc., Class A	21,447	211,253	302.3
Accolade, Inc.	5,832	37,908	54.3
Aclaris Therapeutics, Inc.	14,160	70,517	100.9
Acushnet Holdings Corp.	5,195	264,737	378.9
AdaptHealth Corp., Class A	15,826	116,005	166.0
Addus HomeCare Corp.	7,258	572,656	819.6
Adtalem Global Education, Inc.	1,718	88,992	127.4
Advanced Energy Industries, Inc.	277	24,171	34.6
AdvanSix, Inc.	649	17,880	25.6
Agilysys, Inc.	538	46,155	66.1
Albany International Corp., Class A	7,844	640,149	916.2
Allient, Inc.	5,016	138,442	198.1
Alpha & Omega Semiconductor Ltd.	4,151	98,462	140.9
Alta Equipment Group, Inc.	11,065	101,687	145.5
A-Mark Precious Metals, Inc.	2,218	60,063	86.0
Ambarella, Inc.	115	5,174	7.4
Ameresco, Inc., Class A	4,361	114,040	163.2
American Assets Trust, Inc.	11,322	200,966	287.6
American Vanguard Corp.	56,241	526,416	753.4
American Woodmark Corp.	4,346	292,182	418.2
AngioDynamics, Inc.	2,931	18,172	26.0
Anywhere Real Estate, Inc.	80,827	377,462	540.2
Apogee Enterprises, Inc.	10,017	429,930	615.3
Archrock, Inc.	26,823	339,847	486.4
Arcosa, Inc.	4,094	282,773	404.7
Argan, Inc.	1,669	76,340	109.3
ASGN, Inc.	359	29,962	42.9
Aspen Aerogels, Inc.	6,686	51,616	73.9
AssetMark Financial Holdings, Inc.	3,860	92,293	132.1
Astec Industries, Inc.	2,279	91,251	130.6
Atea Pharmaceuticals, Inc.	6,608	21,476	30.7
AtriCure, Inc.	580	20,091	28.8
Badger Meter, Inc.	2,000	277,100	396.6
Banc of California, Inc.	7,235	81,104	116.1
Beazer Homes USA, Inc.	16,534	399,957	572.4
Bel Fuse, Inc., Class B	485	26,277	37.6
Benchmark Electronics, Inc.	7,073	171,237	245.1
Berry Corp.	54,696	456,712	653.6
BigCommerce Holdings, Inc., Series-1	7,632	67,848	97.1
Bluegreen Vacations Holding Corp., Class A	1,278	42,826	61.3
BlueLinx Holdings, Inc.	11,664	829,427	1,187.0
Boise Cascade Co.	7,552	708,000	1,013.3
Brady Corp., Class A	11,775	605,941	867.2
Brandywine Realty Trust	29,020	108,535	155.3
Brightsphere Investment Group, Inc.	10,544	165,119	236.3
Bristow Group, Inc.	5,395	141,025	201.8
Byline Bancorp, Inc.	536	10,168	14.5
Capitol Federal Financial, Inc.	6,161	32,037	45.8

S C H E D U L E O F I N V E S T M E N T S	119

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
CareTrust REIT, Inc.	9,220	$198,414	284.0%
Cargurus, Inc.	973	16,765	24.0
Cars.com, Inc.	10,580	161,133	230.6
Castle Biosciences, Inc.	7,736	120,836	172.9
Central Garden & Pet Co., Class A	3,640	144,472	206.8
Century Aluminum Co.	2,687	17,761	25.4
Century Communities, Inc.	2,211	135,977	194.6
Cerence, Inc.	6,054	92,687	132.6
CEVA, Inc.	2,225	38,203	54.7
Chefs’ Warehouse, Inc.	17,649	335,860	480.7
Chegg, Inc.	178,942	1,347,433	1,928.4
Chuy’s Holdings, Inc.	1,011	34,030	48.7
Cinemark Holdings, Inc.	10,243	168,907	241.7
Clean Energy Fuels Corp.	5,500	19,195	27.5
Clear Secure, Inc.	1,229	20,672	29.6
Clearwater Paper Corp.	2,535	85,708	122.7
Cogent Communications Holdings, Inc.	3,432	223,011	319.2
CommVault Systems, Inc.	15,131	988,811	1,415.2
Comstock Resources, Inc.	84,021	1,058,665	1,515.1
Comtech Telecommunications Corp.	11,913	145,339	208.0
ConnectOne Bancorp, Inc.	9,671	157,541	225.5
Corcept Therapeutics, Inc.	15,380	431,870	618.1
CorVel Corp.	902	174,934	250.4
Coursera, Inc.	7,526	130,501	186.8
CRA International, Inc.	4,810	467,099	668.5
Cracker Barrel Old Country Store, Inc.	2,520	167,227	239.3
CS Disco, Inc.	7,144	40,078	57.4
CSG Systems International, Inc.	22,725	1,064,893	1,524.0
CTO Realty Growth, Inc.	4,360	70,588	101.0
Customers Bancorp, Inc.	9,679	389,193	557.0
Daktronics, Inc.	1,894	18,220	26.1
Dana, Inc.	30,912	354,870	507.9
Delek U.S. Holdings, Inc.	24,617	648,658	928.3
Deluxe Corp.	10,270	175,104	250.6
Digital Turbine, Inc.	17,261	81,817	117.1
Dime Community Bancshares, Inc.	14,413	265,055	379.3
DISH Network Corp., Class A	43,364	212,484	304.1
Diversified Energy Co. PLC	21,640	17,704	25.3
Dril-Quip, Inc.	5,384	116,617	166.9
Driven Brands Holdings, Inc.	29,432	334,936	479.3
Duckhorn Portfolio, Inc.	10,830	112,957	161.7
DXP Enterprises, Inc.	13,481	439,481	629.0
Dycom Industries, Inc.	3,052	259,969	372.1
Eagle Bancorp, Inc.	18,293	356,348	510.0
El Pollo Loco Holdings, Inc.	9,340	77,989	111.6
Encore Wire Corp.	3,912	699,583	1,001.2
Enersys	6,414	548,910	785.6
Enova International, Inc.	9,507	379,139	542.6
Enovis Corp.	8,911	409,015	585.4
ePlus, Inc.	7,517	469,812	672.4
Equity Bancshares, Inc.	766	18,537	26.5
Esab Corp.	3,603	228,070	326.4
Everbridge, Inc.	2,304	47,485	68.0
Everi Holdings, Inc.	29,235	315,446	451.5
EW Scripps Co., Class A	20,262	110,833	158.6
eXp World Holdings, Inc.	33,163	440,073	629.8
Exponent, Inc.	281	20,594	29.5
Extreme Networks, Inc.	5,855	120,730	172.8
EZCORP, Inc., Class A	29,064	238,325	341.1
FB Financial Corp.	607	17,828	25.5
Federated Hermes, Inc.	1,406	44,570	63.8
First Interstate BancSystem, Inc.	20,668	476,811	682.4

Security	Shares	Value	% of Basket Value

United States (continued)
Forestar Group, Inc.	7,670	$182,163	260.7%
Forrester Research, Inc.	2,465	57,188	81.8
Forward Air Corp.	3,013	194,067	277.7
Franklin Covey Co.	2,671	105,264	150.6
Frontdoor, Inc.	16,799	485,995	695.5
Fulgent Genetics, Inc.	9,256	221,589	317.1
Gates Industrial Corp. PLC	4,461	48,714	69.7
Gibraltar Industries, Inc.	1,878	114,295	163.6
G-III Apparel Group Ltd.	55,292	1,412,711	2,021.8
Global Industrial Co.	5,054	161,475	231.1
GMS, Inc.	2,266	132,516	189.6
GoPro, Inc., Class A	74,816	187,788	268.8
GQG Partners, Inc., CDI	176,633	146,006	209.0
Gray Television, Inc.	1,232	8,033	11.5
Greif, Inc.	5,732	363,982	520.9
Griffon Corp.	10,568	422,086	604.1
Grocery Outlet Holding Corp.	9,824	271,830	389.0
Group 1 Automotive, Inc.	4,393	1,108,486	1,586.4
Guess?, Inc.	49,986	1,074,699	1,538.1
Gulfport Energy Corp.	471	58,220	83.3
H&E Equipment Services, Inc.	4,797	195,334	279.6
Hackett Group, Inc.	4,321	96,315	137.8
Hain Celestial Group, Inc.	761	8,409	12.0
Hawaiian Holdings, Inc.	2,735	11,514	16.5
HCI Group, Inc.	4,622	272,559	390.1
Health Catalyst, Inc.	22,257	166,705	238.6
Healthcare Services Group, Inc.	23,546	223,687	320.1
HealthStream, Inc.	14,117	358,572	513.2
Heartland Financial USA, Inc.	5,062	138,699	198.5
Heidrick & Struggles International, Inc.	18,096	440,457	630.4
Helen of Troy Ltd.	1,524	149,840	214.4
Helix Energy Solutions Group, Inc.	4,600	45,080	64.5
Heritage Financial Corp.	4,034	65,633	93.9
Hims & Hers Health, Inc.	15,843	94,741	135.6
Hope Bancorp, Inc.	4,581	40,130	57.4
Horizon Bancorp, Inc.	1,514	14,368	20.6
Hub Group, Inc., Class A	3,193	219,519	314.2
Hudson Pacific Properties, Inc.	38,121	170,020	243.3
Huron Consulting Group, Inc.	564	56,039	80.2
Hyster-Yale Materials Handling, Inc.	723	28,927	41.4
IES Holdings, Inc.	303	18,856	27.0
Independent Bank Corp.	6,756	134,782	192.9
Independent Bank Group, Inc.	12,162	429,927	615.3
Infinera Corp.	56,400	165,252	236.5
Innoviva, Inc.	44,681	554,491	793.6
Installed Building Products, Inc.	10,449	1,166,840	1,669.9
Insteel Industries, Inc.	7,157	199,752	285.9
Instructure Holdings, Inc.	2,577	63,472	90.8
Intapp, Inc.	12,482	426,884	610.9
Integral Ad Science Holding Corp.	8,134	93,378	133.6
Inter Parfums, Inc.	394	50,081	71.7
Interface, Inc., Class A	25,287	224,801	321.7
Itron, Inc.	22,186	1,270,814	1,818.7
Janus International Group, Inc.	16,060	150,322	215.1
JELD-WEN Holding, Inc.	14,630	165,758	237.2
JetBlue Airways Corp.	38,263	143,869	205.9
Johnson Outdoors, Inc.	1,331	63,289	90.6
Kaman Corp.	4,915	91,468	130.9
KB Home	3,204	141,617	202.7
Kelly Services, Inc., Class A	16,813	300,112	429.5
Kennametal, Inc.	17,665	408,238	584.3
Kimball Electronics, Inc.	10,041	263,074	376.5

120	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Kodiak Gas Services, Inc.	8,308	$142,815	204.4%
Kohl’s Corp.	31,053	700,245	1,002.2
Kontoor Brands, Inc.	9,174	426,132	609.9
Korn Ferry	9,664	439,905	629.6
Kyndryl Holdings, Inc.	52,005	760,833	1,088.9
Laureate Education, Inc.	13,396	189,419	271.1
Legalzoom.com, Inc.	5,441	54,247	77.6
LeMaitre Vascular, Inc.	4,780	232,212	332.3
LendingClub Corp.	9,694	50,312	72.0
LifeStance Health Group, Inc.	3,418	19,927	28.5
Lindsay Corp.	226	28,232	40.4
Liquidity Services, Inc.	7,639	147,204	210.7
LivaNova PLC	8,012	392,989	562.4
LiveRamp Holdings, Inc.	5,389	149,060	213.3
Lovesac Co.	21,049	346,467	495.8
M/I Homes, Inc.	7,545	619,218	886.2
Malibu Boats, Inc., Class A	5,622	245,232	351.0
Manitowoc Co., Inc.	48,819	624,883	894.3
Masonite International Corp.	1,903	150,603	215.5
Mativ Holdings, Inc.	6,932	90,809	130.0
Matson, Inc.	5,829	507,414	726.2
MaxLinear, Inc.	84,003	1,276,846	1,827.4
Mercantile Bank Corp.	750	24,705	35.4
Mercury General Corp.	3,903	120,525	172.5
Merit Medical Systems, Inc.	407	27,977	40.0
Methode Electronics, Inc.	37,650	861,055	1,232.3
MGP Ingredients, Inc.	1,987	188,089	269.2
Midland States Bancorp, Inc.	5,068	110,584	158.3
MillerKnoll, Inc.	7,949	186,802	267.3
Minerals Technologies, Inc.	1,097	59,304	84.9
Mitek Systems, Inc.	1,874	20,014	28.6
Model N, Inc.	21,898	527,742	755.3
Monro, Inc.	20,773	515,586	737.9
Mr. Cooper Group, Inc.	1,694	95,762	137.0
MSA Safety, Inc.	2,255	356,019	509.5
MYR Group, Inc.	519	60,116	86.0
N-able, Inc.	43,557	564,499	807.9
National Vision Holdings, Inc.	39,526	614,234	879.1
NETGEAR, Inc.	51,863	655,548	938.2
Nevro Corp.	2,666	38,470	55.1
NexPoint Diversified Real Estate Trust	4,254	33,522	48.0
NexPoint Residential Trust, Inc.	3,701	99,890	143.0
NMI Holdings, Inc., Class A	10,074	275,524	394.3
Novocure Ltd.	31,061	413,111	591.2
Nu Skin Enterprises, Inc., Class A	10,890	206,801	296.0
OceanFirst Financial Corp.	1,329	16,825	24.1
ODP Corp.	12,057	541,600	775.1
O-I Glass, Inc.	18,371	283,832	406.2
Omnicell, Inc.	3,866	137,398	196.6
ON24, Inc.	50,415	310,052	443.7
Ooma, Inc.	19,309	210,661	301.5
Oscar Health, Inc.	61,974	317,307	454.1
OSI Systems, Inc.	2,208	230,228	329.5
Otter Tail Corp.	4,647	357,540	511.7
Outfront Media, Inc.	88,770	866,395	1,240.0
Owens & Minor, Inc.	7,136	102,259	146.3
Oxford Industries, Inc.	1,526	128,794	184.3
Palomar Holdings, Inc.	5,246	262,720	376.0
Park Hotels & Resorts, Inc.	1,673	19,290	27.6
Paysafe Ltd.	4,952	48,133	68.9
Pegasystems, Inc.	5,616	240,028	343.5
Pennant Group, Inc.	2,925	31,795	45.5

Security	Shares	Value	% of Basket Value

United States (continued)
Perdoceo Education Corp.	2,832	$51,231	73.3%
Perella Weinberg Partners, Class A	9,368	91,900	131.5
Perimeter Solutions Sa	6,965	22,288	31.9
Petco Health & Wellness Co., Inc., Class A	144,934	501,472	717.7
PetIQ, Inc., Class A	2,552	47,901	68.6
Phreesia, Inc.	1,344	18,359	26.3
Pilgrim’s Pride Corp.	2,372	60,486	86.6
Playtika Holding Corp.	31,555	265,062	379.3
PRA Group, Inc.	11,358	139,817	200.1
Premier Financial Corp.	27,718	480,907	688.3
Prestige Consumer Healthcare, Inc.	8,032	476,780	682.3
Primoris Services Corp.	25,356	762,201	1,090.8
PROG Holdings, Inc.	8,848	242,347	346.8
Progress Software Corp.	6,406	329,140	471.1
Proto Labs, Inc.	5,582	131,791	188.6
Q2 Holdings, Inc.	5,044	151,471	216.8
Quaker Chemical Corp.	3,719	534,495	764.9
Redfin Corp.	45,933	214,048	306.3
Regional Management Corp.	267	6,638	9.5
REV Group, Inc.	5,241	74,632	106.8
Revance Therapeutics, Inc.	4,135	32,625	46.7
Revolve Group, Inc.	4,435	60,981	87.3
REX American Resources Corp.	14,607	555,212	794.6
RHI Magnesita NV	4,007	125,763	180.0
RingCentral, Inc., Class A	572	15,204	21.8
Riskified Ltd.	17,911	66,808	95.6
RLJ Lodging Trust	46,341	435,605	623.4
Rogers Corp.	2,514	308,945	442.1
Rover Group, Inc., Class A	47,492	306,323	438.4
RxSight, Inc.	1,552	34,361	49.2
Ryerson Holding Corp.	9,265	269,148	385.2
Sally Beauty Holdings, Inc.	8,227	69,930	100.1
Sandy Spring Bancorp, Inc.	20,004	409,082	585.5
Sanmina Corp.	12,213	621,275	889.1
ScanSource, Inc.	1,809	54,994	78.7
Schnitzer Steel Industries, Inc.	8,432	191,491	274.1
Select Medical Holdings Corp.	17,776	404,048	578.3
SEMrush Holdings, Inc., Class A	8,283	66,927	95.8
Semtech Corp.	16,350	228,246	326.7
ServisFirst Bancshares, Inc.	6,082	286,827	410.5
SI-BONE, Inc.	6,823	116,059	166.1
Silk Road Medical, Inc.	17,621	132,334	189.4
Sims Ltd.	37,317	297,349	425.6
Simulations Plus, Inc.	825	29,098	41.6
Sinclair, Inc.	10,223	111,124	159.0
SMART Global Holdings, Inc.	2,120	29,044	41.6
SolarWinds Corp.	3,614	33,285	47.6
Sonic Automotive, Inc., Class A	5,855	280,162	401.0
Sonos, Inc.	12,419	133,877	191.6
Southside Bancshares, Inc.	10,346	276,238	395.3
SpartanNash Co.	7,611	171,171	245.0
Sphere Entertainment Co.	6,376	209,834	300.3
Sprinklr, Inc.	7,251	98,541	141.0
SPX Technologies, Inc.	7,257	581,431	832.1
St. Joe Co.	2,212	103,168	147.6
Standard Motor Products, Inc.	4,501	157,220	225.0
Steelcase, Inc., Class A	15,543	169,574	242.7
Sterling Infrastructure, Inc.	4,200	305,970	437.9
Stock Yards Bancorp, Inc.	1,845	72,158	103.3
Stoneridge, Inc.	867	14,106	20.2
StoneX Group, Inc.	1,394	132,876	190.2
Stratasys Ltd.	11,156	113,457	162.4

S C H E D U L E O F I N V E S T M E N T S	121

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Strategic Education, Inc.	9,529	$784,332	1,122.5%
Supernus Pharmaceuticals, Inc.	2,872	68,497	98.0
Surmodics, Inc.	2,749	80,986	115.9
Tanger Factory Outlet Centers, Inc.	13,998	315,655	451.8
TechTarget, Inc.	12,443	313,315	448.4
Tennant Co.	2,220	164,768	235.8
Theravance Biopharma, Inc.	13,358	126,100	180.5
Thryv Holdings, Inc.	6,166	107,473	153.8
Titan Machinery, Inc.	9,122	226,590	324.3
Topgolf Callaway Brands Corp.	23,506	287,243	411.1
TTEC Holdings, Inc.	8,165	168,036	240.5
TTM Technologies, Inc.	26,800	307,932	440.7
Turning Point Brands, Inc.	1,451	29,093	41.6
Tutor Perini Corp.	4,735	34,139	48.9
United Bankshares, Inc.	796	22,638	32.4
Universal Insurance Holdings, Inc.	7,763	121,569	174.0
Univest Financial Corp.	3,807	63,425	90.8
Upbound Group, Inc.	3,450	89,907	128.7
Upwork, Inc.	16,951	177,138	253.5
V2X, Inc.	1,451	74,103	106.1
Varex Imaging Corp.	28,353	511,772	732.4
Varonis Systems, Inc., Class B	10,423	350,630	501.8
Vector Group Ltd.	6,604	67,889	97.2
Verint Systems, Inc.	38,678	727,533	1,041.2
Viad Corp.	2,382	57,716	82.6
Viavi Solutions, Inc.	2,088	16,245	23.2
Vicor Corp.	4,671	180,955	259.0
Virtu Financial, Inc., Class A	7,561	139,803	200.1
Vishay Precision Group, Inc.	488	14,601	20.9
Vital Farms, Inc.	20,316	224,695	321.6
Vizio Holding Corp.	2,065	10,511	15.0
W&T Offshore, Inc.	53,507	222,054	317.8
Waste Connections, Inc.	1,323	174,456	249.7
Watts Water Technologies, Inc., Class A	887	153,460	219.6
Weis Markets, Inc.	3,782	246,208	352.4
WesBanco, Inc.	1,323	32,268	46.2
World Kinect Corp.	12,489	231,046	330.7
Xerox Holdings Corp.	5,140	65,998	94.5
Yext, Inc.	2,182	13,157	18.8
Zeta Global Holdings Corp.	14,099	109,972	157.4
ZipRecruiter, Inc.	12,819	136,522	195.4
Zumiez, Inc.	6,437	105,760	151.4
Zuora, Inc., Class A	61,828	458,145	655.7

		80,542,725

Preferred Stocks

Germany
Kloeckner & Co. SE	570	3,532	5.0
Schaeffler AG	34,072	176,491	252.6

Total Reference Entity — Long		172,862,108

Reference Entity — Short

Common Stocks

Australia
ARB Corp. Ltd.	(2,614)	(48,778)	(69.8)
Boss Energy Ltd.	(12,988)	(35,792)	(51.2)
Champion Iron Ltd.	(157,403)	(715,940)	(1,024.6)
Coronado Global Resources, Inc., CDI	(114,167)	(125,587)	(179.7)
Corporate Travel Management Ltd.	(26,125)	(276,444)	(395.6)
Domain Holdings Australia Ltd.	(60,744)	(131,671)	(188.5)

Security	Shares	Value	% of Basket Value

Australia (continued)
EVT Ltd.	(26,560)	$(176,111)	(252.1)%
GUD Holdings Ltd.	(5,339)	(36,426)	(52.1)
HMC Capital Ltd.	(1,977)	(5,371)	(7.7)
HomeCo Daily Needs REIT	(10,965)	(7,454)	(10.7)
HUB24 Ltd.	(6,802)	(131,417)	(188.1)
Kelsian Group Ltd.	(17,430)	(67,032)	(95.9)
Nine Entertainment Co. Holdings Ltd.	(69,962)	(82,442)	(118.0)
Paladin Energy Ltd.	(458,053)	(276,025)	(395.1)
PEXA Group Ltd.	(1,954)	(13,553)	(19.4)
Silex Systems Ltd.	(7,555)	(15,468)	(22.1)
TPG Telecom Ltd.	(11,198)	(36,939)	(52.9)

		(2,182,450)

Belgium
Ackermans & van Haaren NV	(2,113)	(313,120)	(448.1)
Azelis Group NV	(26,307)	(448,267)	(641.6)
bpost SA	(2,650)	(14,331)	(20.5)

		(775,718)

Canada
Exchange Income Corp.	(3,202)	(100,427)	(143.7)
Hammond Power Solutions, Inc.	(742)	(38,509)	(55.1)
Orla Mining Ltd.	(15,309)	(47,859)	(68.5)
Sienna Senior Living, Inc.	(1,665)	(12,281)	(17.6)
Triple Flag Precious Metals Corp.	(9,910)	(128,319)	(183.7)

		(327,395)

Cayman Islands
Consolidated Water Co. Ltd.	(2,447)	(72,235)	(103.4)

China
Theme International Holdings Ltd.	(100,000)	(7,427)	(10.6)

Costa Rica
Establishment Labs Holdings, Inc.	(15,017)	(439,698)	(629.3)

Denmark
Alm Brand A/S	(49,773)	(71,944)	(103.0)
Chemometec A/S	(675)	(27,890)	(39.9)
Dfds A/S	(1,817)	(52,422)	(75.0)
Matas A/S	(14,941)	(194,206)	(277.9)
Netcompany Group A/S	(581)	(18,154)	(26.0)
NKT A/S	(12,004)	(603,959)	(864.4)
Ringkjoebing Landbobank A/S	(7,934)	(1,080,112)	(1,545.8)
Royal Unibrew A/S	(10,106)	(730,347)	(1,045.3)
Topdanmark A/S	(19,806)	(886,722)	(1,269.0)

		(3,665,756)

Finland
Metsa Board OYJ	(22,546)	(170,361)	(243.8)
Tietoevry OYJ	(16,010)	(335,201)	(479.7)

		(505,562)

France
Alten SA	(288)	(34,021)	(48.7)
Elior Group SA	(22,756)	(43,105)	(61.7)
IPSOS SA	(3,601)	(174,671)	(250.0)
Neoen SA	(19,209)	(506,771)	(725.3)
Societe BIC SA	(3,856)	(241,804)	(346.0)
SPIE SA	(5,930)	(156,290)	(223.7)
Virbac SA	(620)	(177,713)	(254.3)

		(1,334,375)

Germany
Dermapharm Holding SE	(1,310)	(50,603)	(72.4)

122	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Germany (continued)
DIC Asset AG	(2,187)	$(9,034)	(12.9)%
Eckert & Ziegler Strahlen- und Medizintechnik AG	(2,710)	(106,735)	(152.8)
Fraport AG Frankfurt Airport Services Worldwide	(427)	(21,385)	(30.6)
Hensoldt AG	(723)	(21,497)	(30.8)
HOCHTIEF AG	(3,895)	(402,792)	(576.5)
Mercer International, Inc.	(13,316)	(105,729)	(151.3)
Pfeiffer Vacuum Technology AG	(906)	(139,760)	(200.0)
Sixt SE	(3,385)	(291,598)	(417.3)
Suse Sa	(772)	(8,011)	(11.5)

		(1,157,144)

Ghana
Tullow Oil PLC	(51,503)	(20,770)	(29.7)

Indonesia
Nickel Industries Ltd.	(551,210)	(261,753)	(374.6)

Ireland
Ardmore Shipping Corp.	(31,042)	(412,548)	(590.4)

Israel
Camtek Ltd.	(2,167)	(113,984)	(163.1)

Italy
Banca Generali SpA	(1,117)	(36,167)	(51.8)
ERG SpA	(3,422)	(83,930)	(120.1)
Eurogroup Laminations SpA	(15,862)	(52,047)	(74.5)
Industrie De Nora SpA	(9,513)	(134,167)	(192.0)
Salvatore Ferragamo SpA	(15,289)	(186,714)	(267.2)
Stevanato Group SpA	(589)	(16,463)	(23.6)
Tod’s SpA	(456)	(15,249)	(21.8)

		(524,737)

Japan
Activia Properties, Inc.	(68)	(185,684)	(265.7)
Advance Logistics Investment Corp.	(91)	(75,156)	(107.6)
Advance Residence Investment Corp.	(176)	(387,881)	(555.1)
Aichi Financial Group, Inc.	(7,200)	(114,858)	(164.4)
Aiful Corp.	(135,300)	(345,129)	(493.9)
Airtrip Corp.	(31,400)	(381,259)	(545.6)
Amvis Holdings, Inc.	(25,500)	(440,460)	(630.4)
AOKI Holdings, Inc.	(11,300)	(74,997)	(107.3)
Appier Group, Inc.	(16,000)	(133,820)	(191.5)
Arclands Corp.	(26,800)	(290,421)	(415.6)
Ariake Japan Co. Ltd.	(17,300)	(552,818)	(791.2)
Asahi Yukizai Corp.	(4,000)	(99,285)	(142.1)
ASKUL Corp.	(7,600)	(100,585)	(144.0)
Autobacs Seven Co. Ltd.	(27,400)	(285,536)	(408.7)
Base Co. Ltd.	(8,500)	(241,744)	(346.0)
C Uyemura & Co. Ltd.	(6,200)	(341,397)	(488.6)
Calbee, Inc.	(4,800)	(92,210)	(132.0)
Casio Computer Co. Ltd.	(45,000)	(365,437)	(523.0)
Change Holdings, Inc.	(1,100)	(11,374)	(16.3)
Chikaranomoto Holdings Co., Ltd.	(8,169)	(103,428)	(148.0)
Chiyoda Corp.	(840,400)	(2,003,091)	(2,866.8)
Comforia Residential REIT, Inc.	(29)	(62,220)	(89.0)
Cover Corp.	(1,400)	(22,352)	(32.0)
CUC, Inc.	(23,300)	(404,654)	(579.1)
CYBERDYNE, Inc.	(421,600)	(745,082)	(1,066.3)
Cybozu, Inc.	(15,700)	(198,100)	(283.5)
Daiei Kankyo Co. Ltd.	(37,300)	(520,729)	(745.3)

Security	Shares	Value	% of Basket Value

Japan (continued)
Daikoku Denki Co. Ltd.	(2,300)	$(67,752)	(97.0)%
Daikokutenbussan Co. Ltd.	(1,600)	(68,701)	(98.3)
Daiwa Office Investment Corp.	(65)	(287,919)	(412.1)
Daiwabo Holdings Co. Ltd.	(2,000)	(38,527)	(55.1)
DCM Holdings Co. Ltd.	(5,400)	(42,656)	(61.0)
Descente Ltd.	(30,400)	(858,848)	(1,229.2)
Dexerials Corp.	(4,200)	(97,248)	(139.2)
DyDo Group Holdings, Inc.	(3,500)	(137,175)	(196.3)
en Japan, Inc.	(5,700)	(86,113)	(123.2)
Enplas Corp.	(8,900)	(505,294)	(723.2)
Ferrotec Holdings Corp.	(16,200)	(288,850)	(413.4)
First Bank of Toyama Ltd.	(1,200)	(7,950)	(11.4)
Fuji Co. Ltd.	(4,200)	(53,780)	(77.0)
Fuji Media Holdings, Inc.	(72,100)	(723,258)	(1,035.1)
Fuji Soft, Inc.	(3,200)	(116,713)	(167.0)
Fujio Food Group, Inc.	(22,100)	(207,082)	(296.4)
Fukuyama Transporting Co. Ltd.	(15,400)	(425,356)	(608.8)
Fuso Chemical Co. Ltd.	(13,300)	(366,289)	(524.2)
Future Corp.	(17,200)	(198,553)	(284.2)
Geo Holdings Corp.	(10,900)	(172,579)	(247.0)
Globeride, Inc.	(4,400)	(57,543)	(82.4)
GMO Financial Holdings, Inc.	(74,600)	(343,376)	(491.4)
Goldwin, Inc.	(5,000)	(319,299)	(457.0)
Gremz, Inc.	(27,300)	(366,353)	(524.3)
GungHo Online Entertainment, Inc.	(26,700)	(408,127)	(584.1)
Hachijuni Bank Ltd.	(126,700)	(730,571)	(1,045.6)
Hakuto Co. Ltd.	(2,900)	(99,387)	(142.2)
Hankyu Hanshin REIT, Inc.	(154)	(146,226)	(209.3)
Haseko Corp.	(25,900)	(322,856)	(462.1)
Heiwa Corp.	(9,600)	(137,644)	(197.0)
Heiwa Real Estate REIT, Inc.	(374)	(353,734)	(506.3)
Hirata Corp.	(500)	(23,070)	(33.0)
Hirogin Holdings, Inc.	(52,900)	(340,865)	(487.8)
HIS Co. Ltd.	(37,700)	(431,111)	(617.0)
Hisamitsu Pharmaceutical Co., Inc.	(19,200)	(620,896)	(888.6)
Hitachi Zosen Corp.	(14,700)	(77,759)	(111.3)
Hokuetsu Corp.	(8,000)	(62,072)	(88.8)
Hokuhoku Financial Group, Inc.	(39,100)	(462,224)	(661.5)
Hoshino Resorts REIT, Inc.	(104)	(414,826)	(593.7)
House Foods Group, Inc.	(3,400)	(72,653)	(104.0)
Idec Corp.	(2,900)	(52,756)	(75.5)
Iino Kaiun Kaisha Ltd.	(67,600)	(490,679)	(702.2)
Inabata & Co. Ltd.	(5,300)	(112,120)	(160.5)
I-NE Co., Ltd.	(7,800)	(147,866)	(211.6)
Insource Co. Ltd.	(17,100)	(102,188)	(146.2)
Invincible Investment Corp.	(6)	(2,339)	(3.3)
Iyogin Holdings, Inc.	(47,100)	(343,538)	(491.7)
Izumi Co. Ltd.	(52,800)	(1,352,775)	(1,936.0)
J Trust Co. Ltd.	(4,600)	(14,781)	(21.2)
Japan Aviation Electronics Industry Ltd.	(41,000)	(783,333)	(1,121.1)
Japan Communications, Inc.	(47,800)	(66,103)	(94.6)
Japan Logistics Fund, Inc.	(102)	(191,568)	(274.2)
Japan Material Co. Ltd.	(18,800)	(267,970)	(383.5)
Japan Prime Realty Investment Corp.	(18)	(42,646)	(61.0)
Juroku Financial Group, Inc.	(5,100)	(139,155)	(199.2)
Jvckenwood Corp.	(13,000)	(55,871)	(80.0)
Kadokawa Corp.	(3,800)	(73,199)	(104.8)
Kagome Co. Ltd.	(21,200)	(444,640)	(636.4)
Kamigumi Co. Ltd.	(500)	(10,281)	(14.7)
Kanto Denka Kogyo Co. Ltd.	(62,800)	(336,580)	(481.7)
Kasumigaseki Capital Co. Ltd.	(600)	(32,512)	(46.5)

S C H E D U L E O F I N V E S T M E N T S	123

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
KeePer Technical Laboratory Co. Ltd.	(3,500)	$(133,734)	(191.4)%
Keihan Holdings Co. Ltd.	(29,600)	(732,720)	(1,048.6)
Keikyu Corp.	(27,900)	(239,598)	(342.9)
KH Neochem Co. Ltd.	(4,300)	(65,993)	(94.4)
Kinden Corp.	(4,800)	(73,278)	(104.9)
Kisoji Co. Ltd.	(2,300)	(41,144)	(58.9)
Ki-Star Real Estate Co. Ltd.	(6,200)	(176,633)	(252.8)
Kiyo Bank Ltd.	(1,800)	(18,823)	(26.9)
Koa Corp.	(23,800)	(232,985)	(333.4)
Kohnan Shoji Co. Ltd.	(13,800)	(362,563)	(518.9)
Komehyo Holdings Co. Ltd.	(3,000)	(95,454)	(136.6)
Kosaido Holdings Co. Ltd.	(17,300)	(343,182)	(491.2)
Krosaki Harima Corp.	(700)	(44,574)	(63.8)
K’s Holdings Corp.	(70,800)	(667,610)	(955.5)
Kura Sushi, Inc.	(3,300)	(79,417)	(113.7)
KYB Corp.	(1,900)	(56,901)	(81.4)
Lintec Corp.	(4,800)	(80,408)	(115.1)
Macbee Planet, Inc.	(900)	(88,555)	(126.7)
Makino Milling Machine Co. Ltd.	(7,100)	(300,324)	(429.8)
Management Solutions Co. Ltd.	(3,500)	(61,660)	(88.2)
Maruichi Steel Tube Ltd.	(1,000)	(25,156)	(36.0)
MEC Co. Ltd.	(7,700)	(177,575)	(254.1)
Midac Holdings Co. Ltd.	(1,000)	(11,827)	(16.9)
Mirai Corp.	(335)	(102,564)	(146.8)
Mitsubishi Estate Logistics REIT Investment Corp.	(199)	(507,532)	(726.4)
Mitsubishi Logistics Corp.	(4,600)	(121,888)	(174.4)
Mizuno Corp.	(4,000)	(118,903)	(170.2)
Money Forward, Inc.	(4,200)	(106,084)	(151.8)
Mori Hills REIT Investment Corp.	(297)	(281,310)	(402.6)
Mori Trust REIT, Inc.	(148)	(73,048)	(104.5)
Morinaga Milk Industry Co. Ltd.	(6,900)	(272,266)	(389.7)
m-up Holdings, Inc.	(13,900)	(113,680)	(162.7)
Musashino Bank Ltd.	(5,100)	(97,407)	(139.4)
Nagoya Railroad Co. Ltd.	(9,200)	(130,496)	(186.8)
Namura Shipbuilding Co. Ltd.	(42,667)	(227,913)	(326.2)
Nanto Bank Ltd.	(7,900)	(144,074)	(206.2)
NEC Networks & System Integration Corp.	(7,000)	(95,458)	(136.6)
Nifco, Inc.	(8,800)	(209,404)	(299.7)
Nihon Kohden Corp.	(20,700)	(495,538)	(709.2)
Nikkiso Co. Ltd.	(9,100)	(58,725)	(84.0)
Nikkon Holdings Co. Ltd.	(11,900)	(255,876)	(366.2)
Nippon Carbon Co. Ltd.	(200)	(5,940)	(8.5)
Nippon Electric Glass Co. Ltd.	(23,400)	(472,159)	(675.7)
Nippon Pillar Packing Co. Ltd.	(500)	(12,652)	(18.1)
Nippon REIT Investment Corp.	(100)	(234,075)	(335.0)
Nippon Television Holdings, Inc.	(20,900)	(206,065)	(294.9)
Nippon Thompson Co. Ltd.	(5,000)	(18,021)	(25.8)
Nippon Yakin Kogyo Co. Ltd.	(33,700)	(905,378)	(1,295.7)
Nishimatsu Construction Co. Ltd.	(9,700)	(236,514)	(338.5)
NOF Corp.	(6,700)	(267,928)	(383.5)
Nojima Corp.	(10,600)	(95,654)	(136.9)
Nomura Micro Science Co. Ltd.	(10,500)	(543,860)	(778.4)
NS Solutions Corp.	(4,500)	(132,231)	(189.2)
NS United Kaiun Kaisha Ltd.	(3,800)	(109,442)	(156.6)
NTT UD REIT Investment Corp.	(89)	(74,312)	(106.4)
OBIC Business Consultants Co. Ltd.	(1,000)	(43,425)	(62.1)
Ohsho Food Service Corp.	(3,700)	(172,507)	(246.9)
Oisix ra daichi, Inc.	(17,500)	(134,771)	(192.9)
One REIT, Inc.	(74)	(129,810)	(185.8)
Optorun Co. Ltd.	(2,700)	(31,679)	(45.3)
Orient Corp.	(53,700)	(404,667)	(579.1)

Security	Shares	Value	% of Basket Value

Japan (continued)
Osaka Soda Co. Ltd.	(8,100)	$(480,949)	(688.3)%
OSAKA Titanium Technologies Co. Ltd.	(15,100)	(326,810)	(467.7)
OSG Corp.	(44,000)	(509,066)	(728.6)
PAL GROUP Holdings Co. Ltd.	(25,200)	(330,156)	(472.5)
Penta-Ocean Construction Co. Ltd.	(10,500)	(62,533)	(89.5)
Pilot Corp.	(1,100)	(37,833)	(54.1)
Piolax, Inc.	(21,000)	(314,305)	(449.8)
PKSHA Technology, Inc.	(6,800)	(117,418)	(168.0)
Qol Holdings Co. Ltd.	(4,100)	(47,819)	(68.4)
Rengo Co. Ltd.	(98,800)	(663,027)	(948.9)
Resorttrust, Inc.	(7,800)	(113,694)	(162.7)
Riken Keiki Co. Ltd.	(4,800)	(199,113)	(285.0)
Ringer Hut Co. Ltd.	(2,500)	(38,624)	(55.3)
Roland Corp.	(9,000)	(262,871)	(376.2)
Rorze Corp.	(3,800)	(286,706)	(410.3)
Ryosan Co. Ltd.	(1,800)	(57,487)	(82.3)
Sakata Seed Corp.	(2,800)	(76,350)	(109.3)
SAMTY Co. Ltd.	(4,700)	(78,315)	(112.1)
Sangetsu Corp.	(34,700)	(660,891)	(945.8)
Sankei Real Estate, Inc.	(101)	(61,877)	(88.6)
Sanyo Special Steel Co. Ltd.	(900)	(15,562)	(22.3)
Sawai Group Holdings Co. Ltd.	(700)	(22,603)	(32.3)
SBI Sumishin Net Bank Ltd.	(1,800)	(19,136)	(27.4)
Seiren Co. Ltd.	(8,700)	(130,749)	(187.1)
Senshu Ikeda Holdings, Inc.	(73,800)	(175,396)	(251.0)
Septeni Holdings Co. Ltd.	(65,600)	(186,839)	(267.4)
Shibaura Mechatronics Corp.	(7,800)	(341,997)	(489.5)
Shiga Bank Ltd.	(19,000)	(508,761)	(728.1)
Shin Nippon Biomedical Laboratories Ltd.	(20,000)	(226,065)	(323.5)
Shoei Co. Ltd.	(16,900)	(228,440)	(326.9)
SKY Perfect JSAT Holdings, Inc.	(117,300)	(550,290)	(787.6)
SOSiLA Logistics REIT, Inc.	(89)	(71,403)	(102.2)
Sotetsu Holdings, Inc.	(17,500)	(313,212)	(448.3)
SRE Holdings Corp.	(19,200)	(297,880)	(426.3)
Star Asia Investment Corp.	(72)	(27,502)	(39.4)
Star Micronics Co. Ltd.	(38,200)	(465,779)	(666.6)
Starts Proceed Investment Corp.	(252)	(350,959)	(502.3)
Sun*, Inc.	(10,700)	(90,950)	(130.2)
SUNWELS Co. Ltd.	(18,200)	(317,870)	(454.9)
T Hasegawa Co. Ltd.	(500)	(10,617)	(15.2)
Takara Holdings, Inc.	(109,800)	(926,483)	(1,326.0)
Takara Leben Real Estate Investment Corp.	(332)	(220,295)	(315.3)
Tamura Corp.	(5,300)	(17,493)	(25.0)
T-Gaia Corp.	(5,900)	(71,189)	(101.9)
Tocalo Co. Ltd.	(37,500)	(343,477)	(491.6)
Toei Animation Co. Ltd.	(2,000)	(182,501)	(261.2)
Toho Holdings Co. Ltd.	(3,100)	(70,784)	(101.3)
TOKAI Holdings Corp.	(18,500)	(120,876)	(173.0)
Tokyo Kiraboshi Financial Group, Inc.	(22,500)	(673,162)	(963.4)
Tokyo Steel Manufacturing Co. Ltd.	(71,900)	(841,334)	(1,204.1)
Tokyotokeiba Co. Ltd.	(9,200)	(241,347)	(345.4)
Toridoll Holdings Corp.	(15,300)	(375,008)	(536.7)
Towa Corp.	(21,500)	(746,405)	(1,068.2)
Toyo Gosei Co. Ltd.	(4,100)	(173,008)	(247.6)
Transcosmos, Inc.	(3,200)	(66,059)	(94.5)
Tri Chemical Laboratories, Inc.	(24,300)	(523,796)	(749.6)
TV Asahi Holdings Corp.	(41,200)	(450,159)	(644.3)
Universal Entertainment Corp.	(5,200)	(75,216)	(107.6)
Valqua Ltd.	(2,700)	(67,602)	(96.8)
Wacoal Holdings Corp.	(8,600)	(199,061)	(284.9)
Workman Co. Ltd.	(95,500)	(2,497,167)	(3,573.9)
W-Scope Corp.	(16,600)	(97,439)	(139.5)

124	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Yamaichi Electronics Co. Ltd.	(6,100)	$(71,500)	(102.3)%
YA-MAN Ltd.	(43,500)	(310,235)	(444.0)
Yamato Kogyo Co. Ltd.	(7,400)	(359,303)	(514.2)
Yodogawa Steel Works Ltd.	(9,600)	(227,801)	(326.0)
Yonex Co. Ltd.	(43,000)	(471,982)	(675.5)
Zeon Corp.	(4,200)	(35,138)	(50.3)
Zojirushi Corp.	(9,800)	(102,152)	(146.2)

		(55,573,038)

Netherlands
Alfen NV	(611)	(19,222)	(27.5)
AMG Critical Materials NV	(13,902)	(361,890)	(517.9)
Arcadis NV	(9,727)	(410,381)	(587.3)
Corbion NV	(7,583)	(131,080)	(187.6)
Flow Traders Ltd.	(17,621)	(321,444)	(460.1)
TKH Group NV	(16,138)	(589,182)	(843.2)
Van Lanschot Kempen NV, GDR	(1,450)	(38,897)	(55.7)

		(1,872,096)

New Zealand
Fletcher Building Ltd.	(1,634)	(4,160)	(6.0)
Ryman Healthcare Ltd.	(240,335)	(811,253)	(1,161.0)

		(815,413)

Norway
Entra ASA	(7,381)	(58,908)	(84.3)
Europris ASA	(20,733)	(120,083)	(171.9)
MPC Container Ships ASA	(120,686)	(174,980)	(250.4)
Norwegian Air Shuttle ASA	(156,811)	(113,074)	(161.8)
PGS ASA	(321,539)	(298,182)	(426.7)
TOMRA Systems ASA	(2,766)	(21,924)	(31.4)

		(787,151)

Puerto Rico
First BanCorp./Puerto Rico	(5,211)	(69,567)	(99.6)
Liberty Latin America Ltd.	(12,275)	(84,084)	(120.3)

		(153,651)

Singapore
AEM Holdings Ltd.	(22,600)	(57,192)	(81.9)
Hafnia Ltd.	(18,312)	(122,903)	(175.9)
Kenon Holdings Ltd.	(2,320)	(42,719)	(61.1)
SATS Ltd.	(115,200)	(207,464)	(296.9)

		(430,278)

Spain
Acerinox SA	(32,120)	(312,573)	(447.3)
Atresmedia Corp. de Medios de Comunicacion SA	(7,860)	(29,486)	(42.2)
Befesa SA	(355)	(10,366)	(14.8)
Faes Farma SA	(22,958)	(71,981)	(103.0)
Laboratorios Farmaceuticos Rovi SA	(4,700)	(250,890)	(359.1)
Sacyr SA	(78,067)	(225,138)	(322.2)
Vidrala SA	(10,362)	(770,735)	(1,103.1)
Viscofan SA	(4,849)	(279,771)	(400.4)

		(1,950,940)

Sweden
Addnode Group AB, Class B	(6,319)	(40,259)	(57.6)
AFRY AB	(1,760)	(18,481)	(26.5)
Alleima AB	(10,523)	(65,400)	(93.6)
Axfood AB	(21,369)	(481,415)	(689.0)
Catena AB	(466)	(15,796)	(22.6)
Clas Ohlson AB	(14,380)	(151,258)	(216.5)

Security	Shares	Value	% of Basket Value

Sweden (continued)
Dometic Group AB	(48,433)	$(305,339)	(437.0)%
Hemnet Group AB	(16,938)	(300,441)	(430.0)
Hexatronic Group AB	(28,408)	(68,704)	(98.3)
Hms Networks Ab	(2,455)	(83,284)	(119.2)
Hufvudstaden AB	(3,168)	(34,548)	(49.4)
JM AB	(5,016)	(54,953)	(78.6)
New Wave Group AB, B Shares	(34,877)	(231,623)	(331.5)
Paradox Interactive AB	(7,568)	(146,689)	(209.9)
Stillfront Group AB	(27,180)	(28,972)	(41.5)
Wihlborgs Fastigheter AB	(1,684)	(11,175)	(16.0)

		(2,038,337)

Switzerland
Garrett Motion, Inc.	(4,976)	(35,131)	(50.3)

United Kingdom
Auction Technology Group PLC	(2,034)	(13,941)	(19.9)
Britvic PLC	(36,286)	(370,845)	(530.7)
Cranswick PLC	(1,424)	(60,856)	(87.1)
Crest Nicholson Holdings PLC	(28,067)	(54,879)	(78.5)
Currys PLC	(219,947)	(120,416)	(172.3)
Elementis PLC	(38,482)	(55,671)	(79.7)
Frasers Group PLC	(10,513)	(103,046)	(147.5)
Future PLC	(1,725)	(18,718)	(26.8)
Genuit Group PLC	(35,442)	(114,978)	(164.5)
Global Ship Lease, Inc., Class A	(10,642)	(187,086)	(267.7)
Ibstock PLC	(24,621)	(36,865)	(52.8)
LXI REIT PLC	(100,333)	(105,128)	(150.5)
Moonpig Group PLC	(201,162)	(404,728)	(579.2)
Navigator Holdings Ltd.	(3,132)	(44,005)	(63.0)
Rathbones Group PLC	(1,885)	(34,574)	(49.5)
Renewi PLC	(14,171)	(101,731)	(145.6)
Renishaw PLC	(532)	(20,101)	(28.8)
Rotork PLC	(129,235)	(463,880)	(663.9)
SSP Group PLC	(5,842)	(12,852)	(18.4)
Trainline PLC	(5,419)	(17,236)	(24.7)
Victrex PLC	(12,994)	(218,614)	(312.9)
Watches of Switzerland Group PLC	(36,177)	(222,009)	(317.7)
WH Smith PLC	(5,720)	(80,775)	(115.6)
Yellow Cake PLC	(23,505)	(158,610)	(227.0)

		(3,021,544)

United States
ACV Auctions, Inc.	(21,089)	(281,116)	(402.3)
Adeia, Inc.	(1,597)	(13,463)	(19.3)
ADTRAN Holdings, Inc.	(19,739)	(129,685)	(185.6)
Aehr Test Systems	(12,839)	(302,487)	(432.9)
AerSale Corp.	(36,763)	(562,106)	(804.5)
Agiliti, Inc.	(1,533)	(8,631)	(12.4)
Alamo Group, Inc.	(121)	(19,396)	(27.8)
Alphatec Holdings, Inc.	(4,428)	(40,649)	(58.2)
Altair Engineering, Inc., Class A	(2,498)	(155,176)	(222.1)
Alteryx, Inc., Class A	(3,961)	(126,792)	(181.5)
AMC Networks, Inc.	(5,472)	(64,570)	(92.4)
America’s Car-Mart, Inc.	(216)	(14,468)	(20.7)
Amplitude, Inc., Class A	(1,795)	(17,878)	(25.6)
ANI Pharmaceuticals, Inc.	(600)	(37,044)	(53.0)
Anterix, Inc.	(10,235)	(312,065)	(446.6)
Apollo Commercial Real Estate Finance, Inc.	(18,921)	(188,453)	(269.7)
Appfolio, Inc., Class A	(792)	(148,555)	(212.6)
Appian Corp., Class A	(2,768)	(109,225)	(156.3)
Applied Digital Corp.	(94,940)	(463,307)	(663.1)
Applied Optoelectronics, Inc.	(5,248)	(38,993)	(55.8)

S C H E D U L E O F I N V E S T M E N T S	125

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Ares Commercial Real Estate Corp.	(15,736)	$(144,299)	(206.5)%
ARMOUR Residential REIT, Inc.	(13,112)	(191,042)	(273.4)
Array Technologies, Inc.	(14,633)	(253,590)	(362.9)
Artesian Resources Corp., Class A	(4,121)	(161,955)	(231.8)
Associated Banc-Corp.	(1,404)	(22,759)	(32.6)
Astronics Corp.	(4,657)	(71,392)	(102.2)
Atlantic Union Bankshares Corp.	(4,084)	(117,660)	(168.4)
Atlas Energy Solutions, Inc.	(4,512)	(82,164)	(117.6)
Atrion Corp.	(57)	(19,493)	(27.9)
AvePoint, Inc.	(13,960)	(104,560)	(149.6)
Aviat Networks, Inc.	(10,554)	(281,792)	(403.3)
Avid Technology, Inc.	(27,998)	(756,506)	(1,082.7)
Avient Corp.	(1,694)	(53,564)	(76.7)
Axsome Therapeutics, Inc.	(3,351)	(208,700)	(298.7)
Azenta, Inc.	(791)	(35,951)	(51.5)
Balchem Corp.	(986)	(114,613)	(164.0)
BancFirst Corp.	(3,074)	(249,332)	(356.8)
Bank First Corp.	(522)	(41,222)	(59.0)
Barnes Group, Inc.	(22,641)	(470,706)	(673.7)
Belden, Inc.	(6,250)	(443,125)	(634.2)
BGC Group, Inc.	(151,718)	(890,585)	(1,274.6)
BioLife Solutions, Inc.	(7,895)	(79,739)	(114.1)
Bloomin’ Brands, Inc.	(10,156)	(237,041)	(339.2)
BOK Financial Corp.	(1,869)	(122,457)	(175.3)
Boot Barn Holdings, Inc.	(5,770)	(401,015)	(573.9)
Boston Omaha Corp., Class A	(13,322)	(189,572)	(271.3)
BrightSpire Capital, Inc., Class A	(7,294)	(41,284)	(59.1)
Brinker International, Inc.	(7,393)	(250,771)	(358.9)
BRP Group, Inc., Class A	(47,058)	(984,924)	(1,409.6)
BRT Apartments Corp.	(3,240)	(52,585)	(75.3)
Burford Capital Ltd.	(17,403)	(216,493)	(309.8)
Business First Bancshares, Inc.	(1,700)	(33,218)	(47.5)
Caleres, Inc.	(20,773)	(531,373)	(760.5)
California Water Service Group	(18,326)	(892,110)	(1,276.8)
Calix, Inc.	(2,528)	(83,727)	(119.8)
Callon Petroleum Co.	(3,348)	(125,048)	(179.0)
Cal-Maine Foods, Inc.	(756)	(34,254)	(49.0)
Cambridge Bancorp	(5,950)	(319,574)	(457.4)
Camping World Holdings, Inc., Class A	(1,833)	(30,703)	(43.9)
Cardlytics, Inc.	(19,167)	(237,479)	(339.9)
Carpenter Technology Corp.	(2,803)	(175,804)	(251.6)
Carriage Services, Inc., Class A	(1,592)	(34,387)	(49.2)
Carter’s, Inc.	(2,124)	(142,648)	(204.2)
Casella Waste Systems, Inc., Class A	(9,135)	(689,236)	(986.4)
Cass Information Systems, Inc.	(1,845)	(69,759)	(99.8)
Cathay General Bancorp	(31,021)	(1,051,922)	(1,505.5)
CBIZ, Inc.	(13,423)	(697,459)	(998.2)
CCC Intelligent Solutions Holdings, Inc.	(124,856)	(1,344,699)	(1,924.5)
Centrus Energy Corp., Class A	(4,378)	(232,340)	(332.5)
Certara, Inc.	(26,411)	(321,950)	(460.8)
Chargepoint Holdings, Inc.	(11,531)	(29,289)	(41.9)
Chico’s FAS, Inc.	(13,773)	(103,022)	(147.4)
Claros Mortgage Trust, Inc.	(4,808)	(50,147)	(71.8)
Cleanspark, Inc.	(48,911)	(200,535)	(287.0)
Clearfield, Inc.	(27,654)	(664,249)	(950.7)
Clearwater Analytics Holdings, Inc., Class A	(6,369)	(115,152)	(164.8)
CNA Financial Corp.	(2,766)	(111,746)	(159.9)
CNB Financial Corp.	(852)	(15,489)	(22.2)
CNX Resources Corp.	(9,183)	(199,455)	(285.5)
Coastal Financial Corp.	(7,689)	(285,800)	(409.0)
Collegium Pharmaceutical, Inc.	(25,197)	(548,287)	(784.7)
Columbia Financial, Inc.	(14,006)	(225,497)	(322.7)

Security	Shares	Value	% of Basket Value

United States (continued)
Columbus McKinnon Corp.	(416)	$(12,717)	(18.2)%
Community Bank System, Inc.	(1,090)	(43,545)	(62.3)
Conduent, Inc.	(6,823)	(21,765)	(31.1)
CONMED Corp.	(9,321)	(908,425)	(1,300.1)
Consensus Cloud Solutions, Inc.	(19,826)	(428,043)	(612.6)
COPT Defense Properties	(2,264)	(51,619)	(73.9)
Core Laboratories, Inc.	(991)	(21,227)	(30.4)
CoreCivic, Inc.	(4,007)	(50,889)	(72.8)
Couchbase, Inc.	(8,687)	(135,170)	(193.5)
Covenant Logistics Group, Inc., Class A	(490)	(19,348)	(27.7)
Crescent Energy Co., Class A	(36,445)	(443,900)	(635.3)
CryoPort, Inc.	(1,871)	(18,149)	(26.0)
CTS Corp.	(18,089)	(676,709)	(968.5)
Cytek Biosciences, Inc.	(13,649)	(57,462)	(82.2)
Dave & Buster’s Entertainment, Inc.	(7,760)	(271,134)	(388.0)
Definitive Healthcare Corp., Class A	(21,764)	(125,361)	(179.4)
Designer Brands, Inc.	(1,934)	(19,553)	(28.0)
Diamond Hill Investment Group, Inc.	(189)	(29,692)	(42.5)
DiamondRock Hospitality Co.	(77,031)	(595,450)	(852.2)
Digitalbridge Group, Inc.	(19,041)	(301,800)	(431.9)
DigitalOcean Holdings, Inc.	(12,077)	(247,095)	(353.6)
Dine Brands Global, Inc.	(19,849)	(978,357)	(1,400.2)
Distribution Solutions Group, Inc.	(6,251)	(188,468)	(269.7)
DocGo, Inc.	(10,499)	(62,364)	(89.3)
Domo, Inc.	(5,877)	(47,956)	(68.6)
Dorman Products, Inc.	(8,811)	(547,868)	(784.1)
Douglas Emmett, Inc.	(36,678)	(411,160)	(588.4)
Dream Finders Homes, Inc.	(2,822)	(55,565)	(79.5)
Ducommun, Inc.	(1,708)	(81,711)	(116.9)
Easterly Government Properties, Inc., Class A	(53,345)	(573,992)	(821.5)
Eastern Bankshares, Inc.	(1,196)	(13,168)	(18.8)
Eastman Kodak Co.	(97,022)	(360,922)	(516.5)
Ecovyst, Inc.	(43,367)	(398,976)	(571.0)
Edgewell Personal Care Co.	(14,858)	(518,544)	(742.1)
Embecta Corp.	(20,631)	(311,941)	(446.4)
Encore Capital Group, Inc.	(4,519)	(170,276)	(243.7)
Energizer Holdings, Inc.	(13,499)	(426,298)	(610.1)
Enfusion, Inc., Class A	(48,182)	(399,911)	(572.3)
Enhabit, Inc.	(7,025)	(51,774)	(74.1)
Enstar Group Ltd.	(716)	(169,671)	(242.8)
Enterprise Financial Services Corp.	(685)	(23,817)	(34.1)
EPR Properties	(7,691)	(328,406)	(470.0)
Equity Commonwealth	(13,208)	(250,160)	(358.0)
Essential Properties Realty Trust, Inc.	(32,355)	(710,192)	(1,016.4)
European Wax Center, Inc., Class A	(52,819)	(780,137)	(1,116.5)
Evolent Health, Inc., Class A	(12,182)	(297,606)	(425.9)
Evolus, Inc.	(6,496)	(49,370)	(70.7)
Excelerate Energy, Inc.	(15,567)	(221,363)	(316.8)
F&G Annuities & Life, Inc.	(3,240)	(99,436)	(142.3)
Farmland Partners, Inc.	(13,496)	(140,628)	(201.3)
Fastly, Inc.	(11,679)	(171,331)	(245.2)
Federal Signal Corp.	(789)	(45,794)	(65.5)
First Advantage Corp.	(11,416)	(148,522)	(212.6)
First Bancorp/Southern Pines NC	(1,498)	(43,472)	(62.2)
First Bancshares, Inc.	(5,595)	(135,511)	(193.9)
First Commonwealth Financial Corp.	(78,131)	(951,636)	(1,362.0)
First Community Bankshares, Inc.	(2,811)	(91,779)	(131.4)
First Financial Bankshares, Inc.	(3,201)	(76,984)	(110.2)
First Merchants Corp.	(973)	(26,573)	(38.0)
First Watch Restaurant Group, Inc.	(11,813)	(197,395)	(282.5)
FirstCash Holdings, Inc.	(4,116)	(448,315)	(641.6)
FormFactor, Inc.	(3,128)	(105,977)	(151.7)

126	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Fortrea Holdings, Inc.	(31,435)	$(892,754)	(1,277.7)%
Franklin BSP Realty Trust, Inc.	(19,996)	(252,150)	(360.9)
Freshpet, Inc.	(8,659)	(497,027)	(711.3)
Frontier Group Holdings, Inc.	(16,581)	(56,210)	(80.4)
FTAI Aviation Ltd.	(759)	(28,546)	(40.9)
FutureFuel Corp.	(9,282)	(60,797)	(87.0)
GCM Grosvenor, Inc.	(3,591)	(28,908)	(41.4)
Gentherm, Inc.	(783)	(31,492)	(45.1)
GEO Group, Inc.	(9,340)	(81,632)	(116.8)
German American Bancorp, Inc.	(3,662)	(100,082)	(143.2)
Getty Realty Corp.	(1,922)	(51,164)	(73.2)
Glacier Bancorp, Inc.	(7,807)	(235,693)	(337.3)
Gladstone Commercial Corp.	(3,115)	(37,224)	(53.3)
Gladstone Land Corp.	(17,334)	(236,782)	(338.9)
Glaukos Corp.	(300)	(20,460)	(29.3)
Global Medical REIT, Inc.	(8,891)	(76,996)	(110.2)
Gogo, Inc.	(22,599)	(237,289)	(339.6)
Goosehead Insurance, Inc.	(1,443)	(93,607)	(134.0)
Gorman-Rupp Co.	(594)	(17,553)	(25.1)
GrafTech International Ltd.	(30,148)	(104,011)	(148.9)
Graham Holdings Co.	(458)	(265,054)	(379.3)
Great Southern Bancorp, Inc.	(2,853)	(141,851)	(203.0)
Green Brick Partners, Inc.	(1,577)	(61,030)	(87.3)
Greenbrier Cos., Inc.	(4,494)	(155,447)	(222.5)
Grid Dynamics Holdings, Inc.	(25,156)	(255,082)	(365.1)
Hallador Energy Co.	(5,134)	(71,773)	(102.7)
Hamilton Lane, Inc., Class A	(5,740)	(482,849)	(691.0)
Hanesbrands, Inc.	(10,821)	(45,340)	(64.9)
Harrow Health, Inc.	(1,681)	(24,097)	(34.5)
Hawkins, Inc.	(2,237)	(128,471)	(183.9)
Haynes International, Inc.	(5,415)	(232,980)	(333.4)
Hayward Holdings, Inc.	(1,927)	(20,233)	(29.0)
Helios Technologies, Inc.	(3,038)	(157,125)	(224.9)
HighPeak Energy, Inc.	(5,280)	(93,509)	(133.8)
Highwoods Properties, Inc.	(24,131)	(431,704)	(617.8)
Hillman Solutions Corp.	(77,060)	(505,514)	(723.5)
Hilltop Holdings, Inc.	(14,180)	(391,652)	(560.5)
HireRight Holdings Corp.	(6,147)	(56,614)	(81.0)
Home BancShares, Inc.	(19,194)	(392,517)	(561.8)
Hudson Technologies, Inc.	(4,988)	(64,245)	(91.9)
Ichor Holdings Ltd.	(8,201)	(198,956)	(284.7)
IMAX Corp.	(8,638)	(157,298)	(225.1)
Impinj, Inc.	(3,903)	(252,173)	(360.9)
Informatica, Inc., Class A	(5,955)	(114,217)	(163.5)
Innospec, Inc.	(6,836)	(669,928)	(958.8)
Inspired Entertainment, Inc.	(11,359)	(113,363)	(162.2)
Integra LifeSciences Holdings Corp.	(1,332)	(47,899)	(68.6)
International Bancshares Corp.	(18,810)	(824,442)	(1,179.9)
Intrepid Potash, Inc.	(1,349)	(26,832)	(38.4)
InvenTrust Properties Corp.	(17,571)	(441,032)	(631.2)
Invesco Mortgage Capital, Inc.	(2,566)	(17,526)	(25.1)
iRhythm Technologies, Inc.	(5,550)	(435,786)	(623.7)
Jack in the Box, Inc.	(12,780)	(807,440)	(1,155.6)
Jackson Financial, Inc.	(27,124)	(995,722)	(1,425.0)
JBG SMITH Properties	(18,713)	(240,836)	(344.7)
John Bean Technologies Corp.	(4,585)	(476,932)	(682.6)
John Wiley & Sons, Inc.	(8,408)	(254,510)	(364.2)
Kadant, Inc.	(1,114)	(245,080)	(350.7)
Kemper Corp.	(995)	(39,681)	(56.8)
Kratos Defense & Security Solutions, Inc.	(15,760)	(268,708)	(384.6)
Kura Sushi USA, Inc., Class A	(918)	(52,455)	(75.1)
Lakeland Financial Corp.	(3,362)	(165,578)	(237.0)

Security	Shares	Value	% of Basket Value

United States (continued)
LCI Industries	(1,889)	$(204,938)	(293.3)%
Leonardo DRS, Inc.	(9,385)	(178,972)	(256.1)
Leslie’s, Inc.	(45,250)	(223,535)	(319.9)
Liberty Energy, Inc., Class A	(13,716)	(270,205)	(386.7)
Liberty Media Corp.-Liberty Live	(3,759)	(119,799)	(171.5)
Life Time Group Holdings, Inc.	(8,701)	(102,846)	(147.2)
Lightwave Logic, Inc.	(6,477)	(29,341)	(42.0)
Lindblad Expeditions Holdings, Inc.	(18,520)	(115,194)	(164.9)
Littelfuse, Inc.	(1,790)	(387,839)	(555.1)
LTC Properties, Inc.	(10,878)	(343,854)	(492.1)
Luminar Technologies, Inc., Class A	(87,218)	(276,481)	(395.7)
Macerich Co.	(39,291)	(381,908)	(546.6)
Madison Square Garden Entertainment Corp., Class A	(411)	(12,527)	(17.9)
Maravai LifeSciences Holdings, Inc., Class A	(41,632)	(285,596)	(408.7)
Marten Transport Ltd.	(8,832)	(155,267)	(222.2)
MasterCraft Boat Holdings, Inc.	(11,082)	(226,516)	(324.2)
MaxCyte, Inc.	(13,154)	(38,936)	(55.7)
MBIA, Inc.	(6,409)	(44,094)	(63.1)
MediaAlpha, Inc., Class A	(10,851)	(111,548)	(159.6)
Medifast, Inc.	(508)	(35,133)	(50.3)
MeridianLink, Inc.	(8,513)	(139,783)	(200.1)
Mesa Laboratories, Inc.	(3,549)	(333,003)	(476.6)
MFA Financial, Inc.	(1,201)	(10,677)	(15.3)
MGE Energy, Inc.	(1,263)	(90,469)	(129.5)
Middlesex Water Co.	(8,242)	(523,614)	(749.4)
Mirion Technologies, Inc., Class A	(22,930)	(158,905)	(227.4)
Mission Produce, Inc.	(1,078)	(10,144)	(14.5)
Modine Manufacturing Co.	(6,815)	(269,192)	(385.3)
ModivCare, Inc.	(9,613)	(406,053)	(581.1)
Montauk Renewables, Inc.	(15,822)	(159,169)	(227.8)
Movado Group, Inc.	(13,667)	(380,763)	(544.9)
Mueller Water Products, Inc., Class A	(15,781)	(195,211)	(279.4)
National Bank Holdings Corp., Class A	(27,855)	(868,519)	(1,243.0)
National Cinemedia, Inc.	(5,422)	(21,200)	(30.3)
National Health Investors, Inc.	(9,278)	(464,271)	(664.4)
National Presto Industries, Inc.	(715)	(53,446)	(76.5)
National Western Life Group, Inc.	(967)	(463,096)	(662.8)
Navient Corp.	(4,446)	(70,736)	(101.2)
NBT Bancorp, Inc.	(34,580)	(1,157,393)	(1,656.4)
nCino, Inc.	(10,727)	(301,429)	(431.4)
NeoGenomics, Inc.	(8,387)	(117,586)	(168.3)
NETSTREIT Corp.	(33,868)	(482,619)	(690.7)
New York Mortgage Trust, Inc.	(22,209)	(173,008)	(247.6)
Newmark Group, Inc.	(10,636)	(60,306)	(86.3)
NewMarket Corp.	(1,079)	(520,240)	(744.6)
Nicolet Bankshares, Inc.	(2,524)	(183,798)	(263.0)
nLight, Inc.	(11,257)	(93,771)	(134.2)
Northern Oil and Gas, Inc.	(22,047)	(845,282)	(1,209.7)
Northwest Bancshares, Inc.	(13,361)	(139,222)	(199.2)
Northwest Natural Holding Co.	(1,725)	(63,325)	(90.6)
NorthWestern Corp.	(18,030)	(865,620)	(1,238.8)
Novanta, Inc.	(398)	(52,560)	(75.2)
NVE Corp.	(475)	(32,300)	(46.2)
Oceaneering International, Inc.	(460)	(10,115)	(14.5)
One Liberty Properties, Inc.	(1,555)	(28,612)	(40.9)
OneSpan, Inc.	(9,352)	(73,881)	(105.7)
OneWater Marine, Inc., Class A	(18,221)	(412,341)	(590.1)
Origin Bancorp, Inc.	(13,746)	(406,744)	(582.1)
OrthoPediatrics Corp.	(8,821)	(215,762)	(308.8)
Papa John’s International, Inc.	(8,796)	(571,916)	(818.5)
Paragon 28, Inc.	(4,122)	(35,573)	(50.9)

S C H E D U L E O F I N V E S T M E N T S	127

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Paramount Group, Inc.	(35,227)	$(150,772)	(215.8)%
Park National Corp.	(2,558)	(259,356)	(371.2)
Paycor HCM, Inc.	(5,323)	(114,870)	(164.4)
Peapack-Gladstone Financial Corp.	(3,947)	(92,241)	(132.0)
Peloton Interactive, Inc., Class A	(10,791)	(51,365)	(73.5)
PennyMac Mortgage Investment Trust	(12,667)	(160,238)	(229.3)
Peoples Bancorp, Inc.	(12,379)	(341,413)	(488.6)
PGT Innovations, Inc.	(4,864)	(145,628)	(208.4)
Phillips Edison & Co., Inc.	(2,643)	(93,324)	(133.6)
Phinia, Inc.	(1,979)	(51,217)	(73.3)
Piedmont Lithium, Inc.	(3,119)	(85,679)	(122.6)
Piper Sandler Cos	(1,465)	(204,880)	(293.2)
Pitney Bowes, Inc.	(13,419)	(43,343)	(62.0)
Plymouth Industrial REIT, Inc.	(2,902)	(57,866)	(82.8)
Portillo’s, Inc., Class A	(26,323)	(393,529)	(563.2)
PotlatchDeltic Corp.	(11,606)	(497,317)	(711.7)
Powell Industries, Inc.	(6,463)	(495,389)	(709.0)
PowerSchool Holdings, Inc., Class A	(7,175)	(142,926)	(204.6)
Premier, Inc., Class A	(17,449)	(335,370)	(480.0)
ProAssurance Corp.	(10,089)	(171,513)	(245.5)
PROCEPT BioRobotics Corp.	(4,101)	(109,866)	(157.2)
PubMatic, Inc.	(1,939)	(21,853)	(31.3)
QIAGEN NV	(3,083)	(115,397)	(165.2)
Quanterix Corp.	(4,378)	(95,090)	(136.1)
Ranpak Holdings Corp., Class A	(4,349)	(13,743)	(19.7)
RCI Hospitality Holdings, Inc.	(12,152)	(662,405)	(948.0)
Ready Capital Corp.	(103,747)	(978,334)	(1,400.2)
Red Rock Resorts, Inc.	(65)	(2,571)	(3.7)
Redwood Trust, Inc.	(23,920)	(150,218)	(215.0)
Resideo Technologies, Inc.	(13,284)	(192,352)	(275.3)
Retail Opportunity Investments Corp.	(25,113)	(294,827)	(421.9)
Rocket Lab USA, Inc.	(81,700)	(345,591)	(494.6)
RXO, Inc.	(8,807)	(154,211)	(220.7)
S&T Bancorp, Inc.	(13,328)	(343,329)	(491.4)
Sabra Health Care REIT, Inc.	(23,968)	(326,924)	(467.9)
Sabre Corp.	(14,976)	(52,416)	(75.0)
Schneider National, Inc.	(6,923)	(175,360)	(251.0)
Seaboard Corp.	(7)	(24,549)	(35.1)
Seacoast Banking Corp. of Florida	(5,314)	(107,396)	(153.7)
Select Water Solutions, Inc.	(25,226)	(187,681)	(268.6)
Sensient Technologies Corp.	(15,958)	(900,350)	(1,288.6)
Service Properties Trust	(5,833)	(42,289)	(60.5)
Shake Shack, Inc., Class A	(3,214)	(180,113)	(257.8)
Shenandoah Telecommunications Co.	(5,212)	(123,316)	(176.5)
Shoals Technologies Group, Inc., Class A	(7,410)	(113,818)	(162.9)
Silgan Holdings, Inc.	(15,607)	(625,216)	(894.8)
Simply Good Foods Co.	(34,025)	(1,268,792)	(1,815.9)
SITE Centers Corp.	(29,977)	(349,532)	(500.2)
SiTime Corp.	(3,722)	(371,456)	(531.6)
Six Flags Entertainment Corp.	(47,774)	(950,703)	(1,360.6)
SJW Group	(1,001)	(62,542)	(89.5)
Sleep Number Corp.	(13,745)	(223,631)	(320.1)
Sotera Health Co.	(20,269)	(256,606)	(367.2)
Southern Missouri Bancorp, Inc.	(542)	(21,924)	(31.4)
Spirit AeroSystems Holdings, Inc., Class A	(17,160)	(387,816)	(555.0)
Stagwell, Inc., Class A	(6,796)	(28,000)	(40.1)
Stellar Bancorp, Inc.	(5,753)	(125,070)	(179.0)
Stepan Co.	(4,727)	(353,580)	(506.0)
StepStone Group, Inc., Class A	(35,397)	(1,001,735)	(1,433.7)
Stericycle, Inc.	(584)	(24,084)	(34.5)

Security	Shares	Value	% of Basket Value

United States (continued)
Sterling Check Corp.	(17,505)	$(195,706)	(280.1)%
Steven Madden Ltd.	(27,674)	(907,430)	(1,298.7)
Sun Country Airlines Holdings, Inc.	(9,804)	(127,648)	(182.7)
SunCoke Energy, Inc.	(16,075)	(152,873)	(218.8)
Sunrun, Inc.	(25,220)	(243,373)	(348.3)
Sweetgreen, Inc.	(5,551)	(57,342)	(82.1)
Sylvamo Corp.	(2,305)	(102,111)	(146.1)
Target Hospitality Corp.	(2,769)	(38,018)	(54.4)
Tarsus Pharmaceuticals, Inc.	(9,360)	(133,286)	(190.8)
Texas Capital Bancshares, Inc.	(8,311)	(457,604)	(654.9)
TFS Financial Corp.	(19,511)	(231,400)	(331.2)
Tidewater, Inc.	(10,380)	(709,473)	(1,015.4)
TimkenSteel Corp.	(968)	(19,679)	(28.2)
Towne Bank	(7,567)	(181,154)	(259.3)
TPG, Inc.	(11,492)	(317,639)	(454.6)
Transcat, Inc.	(1,394)	(125,488)	(179.6)
TreeHouse Foods, Inc.	(10,823)	(451,211)	(645.8)
TriMas Corp.	(14,123)	(341,918)	(489.3)
Triumph Financial, Inc.	(2,549)	(158,675)	(227.1)
Triumph Group, Inc.	(94,690)	(706,387)	(1,011.0)
Tronox Holdings PLC	(9,676)	(103,436)	(148.0)
TrueBlue, Inc.	(15,413)	(170,622)	(244.2)
TrustCo Bank Corp./New York	(428)	(10,927)	(15.6)
Udemy, Inc.	(2,363)	(21,102)	(30.2)
UFP Technologies, Inc.	(1,479)	(230,606)	(330.0)
Ultra Clean Holdings, Inc.	(7,324)	(174,751)	(250.1)
UMB Financial Corp.	(2,296)	(144,005)	(206.1)
UniFirst Corp.	(5,925)	(974,248)	(1,394.3)
United Community Banks, Inc.	(21,672)	(478,734)	(685.1)
United Natural Foods, Inc.	(33,317)	(485,762)	(695.2)
Uniti Group, Inc.	(97,805)	(449,903)	(643.9)
Universal Corp.	(22,264)	(1,001,880)	(1,433.9)
Urban Edge Properties	(7,056)	(111,908)	(160.2)
Ventyx Biosciences, Inc.	(6,687)	(96,427)	(138.0)
Veris Residential, Inc.	(1,328)	(17,782)	(25.4)
Vertex Energy, Inc.	(36,342)	(156,634)	(224.2)
Vertex, Inc., Class A	(806)	(19,513)	(27.9)
Victoria’s Secret & Co.	(22,678)	(405,483)	(580.3)
Vista Outdoor, Inc.	(33,557)	(842,952)	(1,206.4)
Vital Energy, Inc.	(384)	(19,215)	(27.5)
Vivid Seats, Inc., Class A	(14,428)	(84,837)	(121.4)
VSE Corp.	(3,143)	(169,093)	(242.0)
WaFd, Inc.	(7,821)	(193,022)	(276.2)
Warby Parker, Inc.	(4,001)	(51,933)	(74.3)
Werner Enterprises, Inc.	(6,863)	(249,264)	(356.7)
Westrock Coffee Co.	(12,232)	(100,792)	(144.2)
White Mountains Insurance Group Ltd.	(455)	(650,991)	(931.7)
Winnebago Industries, Inc.	(2,642)	(153,104)	(219.1)
Worthington Industries, Inc.	(441)	(27,174)	(38.9)
Xenia Hotels & Resorts, Inc.	(7,890)	(91,761)	(131.3)
XPEL, Inc.	(7,164)	(331,693)	(474.7)
York Water Co.	(7,033)	(253,680)	(363.1)

		(94,068,299)

Investment Companies

Luxembourg
BBGI Global Infrastructure SA	(101,706)	(156,992)	(224.7)

128	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Preferred Stocks

Germany
FUCHS SE	(1,565)	$(63,837)	(91.4)%

Rights

Spain
Vidrala SA	(6,502)	(23,976)	(34.3)

Total Reference Entity — Short		(172,792,235)

Net Value of Reference Entity — UBS AG		$69,873

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$—	$—	$2,488,109	$(4,521,634)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$86,675	$—	$—	$—	$86,675
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	2,488,109	—	—	—	2,488,109

	$—	$—	$2,574,784	$—	$—	$—	$2,574,784

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$61,749	$—	$—	$—	$61,749
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	—	4,521,634	—	—	—	4,521,634

	$—	$—	$4,583,383	$—	$—	$—	$4,583,383

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	129

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(5,934,364)	$—	$37,322	$—	$(5,897,042)
Options purchased(a)	—	—	2,594,372	—	—	—	2,594,372
Options written	—	—	92,014	—	—	—	92,014
Swaps	—	—	55,213,495	—	—	—	55,213,495

	$—	$—	$51,965,517	$—	$37,322	$—	$52,002,839

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$24,679	$—	$—	$—	$24,679
Swaps	—	—	(2,849,942)	—	—	—	(2,849,942)

	$—	$—	$(2,825,263)	$—	$—	$—	$(2,825,263)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$78,207,088
Average notional value of contracts — short	$1,413,891
Options:
Average value of option contracts purchased	$—	(a)
Average value of option contracts written	$—	(a)
Total return swaps:
Average notional value	$(24,247,747)

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$378,553	$10,322
Swaps — OTC(a)	2,488,109	4,521,634

Total derivative assets and liabilities in the Statements of Assets and Liabilities	2,866,662	4,531,956

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(378,553)	(10,322)

Total derivative assets and liabilities subject to an MNA	$2,488,109	$4,521,634

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received (b)	Net Amount of Derivative Assets	(c)
BNP Paribas SA	$2,441,015	$(545,708)	$—	$(1,895,307)	$—
Morgan Stanley & Co. International PLC	47,094	(36,817)	—	—	10,277

	$2,488,109	$(582,525)	$—	$(1,895,307)	$10,277

130	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Global Equity Market Neutral Fund

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)
Bank of America N.A.	$458,908	$—	$—	$(458,908)	$—
BNP Paribas SA	545,708	(545,708)	—	—	—
Goldman Sachs Bank USA	2,771,429	—	—	—	2,771,429
Morgan Stanley & Co. International PLC	36,817	(36,817)	—	—	—
UBS AG	708,772	—	—	—	708,772

	$4,521,634	$(582,525)	$—	$(458,908)	$3,480,201

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$70,064,997	$—	$—	$70,064,997

Preferred Securities
Preferred Stocks	—	—	3,990,550	3,990,550

U.S. Treasury Obligations	—	61,712,020	—	61,712,020

Short-Term Securities
Money Market Funds	2,097,797	—	—	2,097,797
U.S. Treasury Obligations	—	948,433,225	—	948,433,225

	$72,162,794	$1,010,145,245	$3,990,550	$1,086,298,589

Derivative Financial Instruments(a)
Assets
Equity Contracts	$86,675	$2,488,109	$—	$2,574,784
Liabilities
Equity Contracts	(61,749)	(4,521,634)	—	(4,583,383)

	$24,926	$(2,033,525)	$—	$(2,008,599)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	131

Statements of Assets and Liabilities (unaudited) October 31, 2023

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Equity Market Neutral Fund

ASSETS
Investments, at value — unaffiliated(a)	$75,151,108	$1,084,200,792
Investments, at value — affiliated(b)	4,036,233	2,097,797
Cash	—	11,751,198
Cash pledged:
Collateral — OTC derivatives	—	8,380,000
Futures contracts	114,000	2,728,000
Foreign currency, at value(c)	328,186	—
Receivables:
Investments sold	2,385,921	933,302
Securities lending income — affiliated	120	—
Swaps	—	233,543,131
Capital shares sold	33,245	16,038,978
Dividends — unaffiliated	48,969	69,612
Dividends — affiliated	16,864	2,530
Interest — unaffiliated	—	10,727
Due from broker	—	840,000
Variation margin on futures contracts	—	378,553
Unrealized appreciation on OTC swaps	—	2,488,109
Prepaid expenses	40,690	103,981

Total assets	82,155,336	1,363,566,710

LIABILITIES
Foreign bank overdraft(d)	—	5,544,988
Cash received as collateral for OTC derivatives	—	5,850,000
Collateral on securities loaned	8,904	—
Payables:
Investments purchased	2,488,345	69,568,375
Swaps	—	191,984,514
Accounting services fees	7,026	38,409
Administration fees	—	35,108
Capital shares redeemed	25,252	10,163,805
Custodian fees	50,946	82,309
Deferred foreign capital gain tax	22,189	—
Investment advisory fees	20,365	944,640
Trustees’ and Officer’s fees	2,433	2,640
Other accrued expenses	35,920	97,103
Professional fees	73,615	102,210
Service and distribution fees	1,248	11,628
Transfer agent fees	2,862	67,557
Variation margin on futures contracts	25,147	10,322
Unrealized depreciation on OTC swaps	—	4,521,634

Total liabilities	2,764,252	289,025,242

Commitments and contingent liabilities

NET ASSETS	$79,391,084	$1,074,541,468

NET ASSETS CONSIST OF
Paid-in capital	$124,521,128	$1,033,878,104
Accumulated earnings (loss)	(45,130,044)	40,663,364

NET ASSETS	$79,391,084	$1,074,541,468

(a) Investments, at cost — unaffiliated	$79,444,266	$1,090,904,059
(b) Investments, at cost — affiliated	$4,036,225	$2,097,797
(c) Foreign currency, at cost	$328,151	$—
(d) Foreign bank overdraft, at cost	$—	$5,627,824

132	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued) October 31, 2023

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Equity Market Neutral Fund

NET ASSET VALUE

Institutional
Net assets	$4,961,116	$865,102,907

Shares outstanding	560,792	67,226,842

Net asset value	$8.85	$12.87

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Investor A
Net assets	$3,925,079	$26,760,095

Shares outstanding	452,821	2,115,917

Net asset value	$8.67	$12.65

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Investor C
Net assets	$503,663	$8,208,860

Shares outstanding	61,410	696,602

Net asset value	$8.20	$11.78

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Class K
Net assets	$70,001,226	$174,469,606

Shares outstanding	7,911,695	13,518,415

Net asset value	$8.85	$12.91

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	133

Statements of Operations (unaudited) Six Months Ended October 31, 2023

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Equity Market Neutral Fund

INVESTMENT INCOME
Dividends — unaffiliated	$1,470,156	$241,605
Dividends — affiliated	100,848	104,473
Interest — unaffiliated	3,255	20,108,218
Securities lending income — affiliated — net	202	—
Foreign taxes withheld	(178,952)	—

Total investment income	1,395,509	20,454,296

EXPENSES
Investment advisory	342,997	5,235,594
Professional	77,413	84,420
Custodian	40,843	286,086
Registration	38,450	73,906
Printing and postage	22,393	26,060
Administration	18,222	173,819
Accounting services	12,911	93,973
Administration — class specific	8,575	83,785
Transfer agent — class specific	8,249	324,436
Service and distribution — class specific	8,051	64,275
Trustees and Officer	3,481	5,998
Miscellaneous	10,223	59,174

Total expenses	591,808	6,511,526
Less:
Administration fees waived	(18,222)	—
Administration fees waived by the Manager — class specific	(8,575)	(83,785)
Fees waived and/or reimbursed by the Manager	(202,837)	(630,460)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(4,854)	(151,474)

Total expenses after fees waived and/or reimbursed	357,320	5,645,807

Net investment income	1,038,189	14,808,489

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	499,977	2,753,964
Foreign currency transactions	(73,256)	(148,880)
Futures contracts	(40,638)	(5,897,042)
Options written	—	92,014
Swaps	—	55,213,495

	386,083	52,013,551

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	(4,647,592)	(7,171,311)
Investments — affiliated	2—
Foreign currency translations	(2,880)	(85,808)
Futures contracts	(328,236)	24,679
Swaps	—	(2,849,942)

	(4,978,706)	(10,082,382)

Net realized and unrealized gain (loss)	(4,592,623)	41,931,169

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,554,434)	$56,739,658

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(92,621)	$—
(b) Net of reduction in deferred foreign capital gain tax of	$8,461	$—

See notes to financial statements.

134	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	BlackRock Advantage Emerging Markets Fund		BlackRock Global Equity Market Neutral Fund
	Six Months Ended 10/31/23 (unaudited)	Year Ended 04/30/23	Six Months Ended 10/31/23 (unaudited)	Year Ended 04/30/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,038,189	$3,208,226	$14,808,489	$8,419,287
Net realized gain (loss)	386,083	(20,072,908)	52,013,551	67,690,786
Net change in unrealized appreciation (depreciation)	(4,978,706)	4,030,580	(10,082,382)	(35,038,804)

Net increase (decrease) in net assets resulting from operations	(3,554,434)	(12,834,102)	56,739,658	41,071,269

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(36,457)	(219,347)	(5,122,056)	—
Investor A	(21,303)	(165,363)	(182,810)	—
Investor C	(2,293)	(8,701)	(53,964)	—
Class K	(438,841)	(2,617,795)	(1,401,506)	—

Decrease in net assets resulting from distributions to shareholders	(498,894)	(3,011,206)	(6,760,336)	—

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,191,628)	(40,652,940)	308,393,550	72,900,510

NET ASSETS
Total increase (decrease) in net assets	(5,244,956)	(56,498,248)	358,372,872	113,971,779
Beginning of period	84,636,040	141,134,288	716,168,596	602,196,817

End of period	$79,391,084	$84,636,040	$1,074,541,468	$716,168,596

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	135

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund
	Institutional

	Six Months Ended 10/31/23 (unaudited)		Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21		Period from 08/01/19 to 04/30/20		Year Ended 07/31/19		Year Ended 07/31/18

Net asset value, beginning of period	$9.29		$10.11	$13.24	$8.85		$10.25		$10.59		$10.10

Net investment income(a)	0.12		0.28	0.20	0.15		0.10		0.18		0.07
Net realized and unrealized gain (loss)	(0.51)		(0.75)	(3.17)	4.43		(1.27)		(0.52)		0.42

Net increase (decrease) from investment operations	(0.39)		(0.47)	(2.97)	4.58		(1.17)		(0.34)		0.49

Distributions from net investment income(b)	(0.05)		(0.35)	(0.16)	(0.19)		(0.23)		—		—

Net asset value, end of period	$8.85		$9.29	$10.11	$13.24		$8.85		$10.25		$10.59

Total Return(c)
Based on net asset value	(4.20	)%(d)	(4.57)%	(22.62)%	52.00%		(11.78	)%(d)	(3.21	)%(e)	4.85%

Ratios to Average Net Assets(f)
Total expenses	1.44	%(g)	1.48%	1.19%	1.40%		1.38	%(g)(h)	1.42	%(i)(j)	1.28	%(i)

Total expenses after fees waived and/or reimbursed	0.85	%(g)	0.85%	0.85%	0.85%		0.81	%(g)	0.92	%(j)	0.94%

Net investment income	2.47	%(g)	3.00%	1.62%	1.29%		1.38	%(g)	1.83%		0.67%

Supplemental Data
Net assets, end of period (000)	$4,961		$6,362	$9,583	$17,216		$9,689		$15,904		$32,775

Portfolio turnover rate	90%		159%	183%	180	%(k)	141	%(k)	128	%(k)	111	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, total expenses would have been 1.42%.
(i)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 10/31/23 (unaudited)	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19	Year Ended 07/31/18
Expense ratios	N/A	N/A	N/A	N/A	N/A	1.39%	1.28%

(j)	Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.40% and 0.90%, respectively.
(k)	Excludes underlying investments in total return swaps.

See notes to financial statements.

136	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund (continued)
	Investor A

	Six Months Ended 10/31/23 (unaudited)		Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21		Period from 08/01/19 to 04/30/20		Year Ended 07/31/19		Year Ended 07/31/18

Net asset value, beginning of period	$9.11		$9.93	$13.00	$8.69		$10.07		$10.43		$9.97

Net investment income(a)	0.10		0.23	0.15	0.11		0.07		0.17		0.14
Net realized and unrealized gain (loss)	(0.50)		(0.72)	(3.09)	4.36		(1.25)		(0.53)		0.32

Net increase (decrease) from investment operations	(0.40)		(0.49)	(2.94)	4.47		(1.18)		(0.36)		0.46

Distributions from net investment income(b)	(0.04)		(0.33)	(0.13)	(0.16)		(0.20)		—		—

Net asset value, end of period	$8.67		$9.11	$9.93	$13.00		$8.69		$10.07		$10.43

Total Return(c)
Based on net asset value	(4.38	)%(d)	(4.84)%	(22.83)%	51.62%		(12.05	)%(d)	(3.45	)%(e)	4.61%

Ratios to Average Net Assets(f)
Total expenses	1.78	%(g)	1.87%	1.52%	1.74%		1.70	%(g)(h)	1.69	%(i)(j)	1.57	%(i)

Total expenses after fees waived and/or reimbursed	1.15	%(g)	1.15%	1.15%	1.14%		1.12	%(g)	1.17	%(j)	1.19%

Net investment income	2.13	%(g)	2.54%	1.29%	0.98%		1.02	%(g)	1.74%		1.32%

Supplemental Data
Net assets, end of period (000)	$3,925		$4,428	$5,246	$7,125		$5,224		$3,817		$5,454

Portfolio turnover rate	90%		159%	183%	180	%(k)	141	%(k)	128	%(k)	111	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, total expenses would have been 1.74%.
(i)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 10/31/23 (unaudited)	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19	Year Ended 07/31/18
Expense ratios	N/A	N/A	N/A	N/A	N/A	1.67%	1.55%

(j)	Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.67% and 1.15%, respectively.
(k)	Excludes underlying investments in total return swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	137

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund (continued)
	Investor C

	Six Months Ended 10/31/23 (unaudited)		Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21		Period from 08/01/19 to 04/30/20		Year Ended 07/31/19		Year Ended 07/31/18

Net asset value, beginning of period	$8.65		$9.46	$12.36	$8.29		$9.53		$9.95		$9.58

Net investment income(a)	0.06		0.15	0.07	0.04		0.02		0.08		0.03
Net realized and unrealized gain (loss)	(0.47)		(0.68)	(2.96)	4.14		(1.21)		(0.50)		0.34

Net increase (decrease) from investment operations	(0.41)		(0.53)	(2.89)	4.18		(1.19)		(0.42)		0.37

Distributions from net investment income(b)	(0.04)		(0.28)	(0.01)	(0.11)		(0.05)		—		—

Net asset value, end of period	$8.20		$8.65	$9.46	$12.36		$8.29		$9.53		$9.95

Total Return(c)
Based on net asset value	(4.81	)%(d)	(5.51)%	(23.40)%	50.49%		(12.57	)%(d)	(4.22	)%(e)	3.86%

Ratios to Average Net Assets(f)
Total expenses	2.59	%(g)	2.75%	2.43%	2.56%		2.53	%(g)(h)	2.53	%(i)	2.38%

Total expenses after fees waived and/or reimbursed	1.90	%(g)	1.90%	1.90%	1.90%		1.90	%(g)	1.92	%(i)	1.94%

Net investment income	1.39	%(g)	1.72%	0.61%	0.43%		0.26	%(g)	0.81%		0.25%

Supplemental Data
Net assets, end of period (000)	$504		$430	$282	$550		$1,164		$2,280		$3,240

Portfolio turnover rate	90%		159%	183%	180	%(j)	141	%(j)	128	%(j)	111	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, total expenses would have been 2.57%.
(i)	Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 2.51% and 1.90%, respectively.
(j)	Excludes underlying investments in total return swaps.

See notes to financial statements.

138	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund (continued)
	Class K

	Six Months Ended 10/31/23 (unaudited)		Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21		Period from 08/01/19 to 04/30/20		Year Ended 07/31/19		Period from 01/25/18(a) to 07/31/18

Net asset value, beginning of period	$9.29		$10.11	$13.24	$8.84		$10.26		$10.59		$12.14

Net investment income(b)	0.11		0.29	0.20	0.16		0.10		0.19		0.13
Net realized and unrealized gain (loss)	(0.49)		(0.76)	(3.16)	4.43		(1.28)		(0.52)		(1.68)

Net increase (decrease) from investment operations	(0.38)		(0.47)	(2.96)	4.59		(1.18)		(0.33)		(1.55)

Distributions from net investment income(c)	(0.06)		(0.35)	(0.17)	(0.19)		(0.24)		—		—

Net asset value, end of period	$8.85		$9.29	$10.11	$13.24		$8.84		$10.26		$10.59

Total Return(d)
Based on net asset value	(4.19	)%(e)	(4.53)%	(22.59)%	52.19%		(11.87	)%(e)	(3.12	)%(f)	(12.77	)%(e)

Ratios to Average Net Assets(g)
Total expenses	1.34	%(h)	1.38%	1.13%	1.36%		1.41	%(h)(i)	1.37	%(j)	1.32	%(h)(k)

Total expenses after fees waived and/or reimbursed	0.81	%(h)	0.81%	0.81%	0.81%		0.81	%(h)	0.87	%(j)	0.89	%(h)

Net investment income	2.44	%(h)	3.07%	1.63%	1.36%		1.33	%(h)	1.93%		2.33	%(h)

Supplemental Data
Net assets, end of period (000)	$70,001		$73,416	$126,023	$150,108		$85,164		$80,529		$145,476

Portfolio turnover rate	90%		159%	183%	180	%(l)	141	%(l)	128	%(l)	111	%(l)(m)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.45%.
(j)	Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.34% and 0.84%, respectively.
(k)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.31%.
(l)	Excludes underlying investments in total return swaps.
(m)	Portfolio turnover rate is representative of the Fund for the entire year.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	139

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Global Equity Market Neutral Fund
	Institutional
	Six Months Ended 10/31/23 (unaudited)		Year Ended 04/30/23	Year Ended 04/30/22		Year Ended 04/30/21		Period from 08/01/19 to 04/30/20		Year Ended 07/31/19	Year Ended 07/31/18

Net asset value, beginning of period	$12.19		$11.49	$11.98		$11.42		$12.67		$12.17	$11.62

Net investment income (loss)(a)	0.22		0.14	(0.15)		(0.17)		(0.01)		0.05	(0.06)
Net realized and unrealized gain (loss)	0.59		0.56	(0.20)		0.76		(0.46)		0.57	0.61

Net increase (decrease) from investment operations	0.81		0.70	(0.35)		0.59		(0.47)		0.62	0.55

Distributions(b)
From net investment income	(0.13)		—	—		—		(0.04)		—	—
From net realized gain	—		—	(0.14)		(0.03)		(0.74)		(0.12)	—

Total distributions	(0.13)		—	(0.14)		(0.03)		(0.78)		(0.12)	—

Net asset value, end of period	$12.87		$12.19	$11.49		$11.98		$11.42		$12.67	$12.17

Total Return(c)
Based on net asset value	6.67	%(d)	6.09%	(2.94	)%(e)	5.21	%(f)	(3.80	)%(d)	5.09%	4.73%

Ratios to Average Net Assets(g)
Total expenses	1.55	%(h)	1.57%	1.58%		1.82%		1.80	%(h)	1.76%	1.73	%(i)

Total expenses after fees waived and/or reimbursed	1.34	%(h)	1.34%	1.36%		1.57%		1.57	%(h)	1.63%	1.66%

Net investment income (loss)	3.53	%(h)	1.24%	(1.29)%		(1.49)%		(0.09	)%(h)	0.36%	(0.51)%

Supplemental Data
Net assets, end of period (000)	$865,103		$565,027	$565,502		$459,420		$492,021		$546,561	$559,028

Portfolio turnover rate(j)	3%		79%	31%		43%		53%		7%	20%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes payments from an affiliate, which impacted the Fund’s total return. Excluding the payments, the Fund’s total return would have been 5.12%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 10/31/23 (unaudited)	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19	Year Ended 07/31/18
Expense ratios	N/A	N/A	N/A	N/A	N/A	N/A	1.71%

(j)	Excludes underlying investments in total return swaps.

See notes to financial statements.

140	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Global Equity Market Neutral Fund (continued)
	Investor A
	Six Months Ended 10/31/23 (unaudited)		Year Ended 04/30/23	Year Ended 04/30/22		Year Ended 04/30/21		Period from 08/01/19 to 04/30/20		Year Ended 07/31/19	Year Ended 07/31/18

Net asset value, beginning of period	$11.96		$11.30	$11.82		$11.27		$12.50		$12.03	$11.52

Net investment income (loss)(a)	0.20		0.11	(0.18)		(0.20)		(0.02)		0.01	(0.10)
Net realized and unrealized gain (loss)	0.59		0.55	(0.20)		0.75		(0.46)		0.56	0.61

Net increase (decrease) from investment operations	0.79		0.66	(0.38)		0.55		(0.48)		0.57	0.51

Distributions(b)
From net investment income	(0.10)		—	—		—		(0.01)		—	—
From net realized gain	—		—	(0.14)		(0.00	)(c)	(0.74)		(0.10)	—

Total distributions	(0.10)		—	(0.14)		(0.00)		(0.75)		(0.10)	—

Net asset value, end of period	$12.65		$11.96	$11.30		$11.82		$11.27		$12.50	$12.03

Total Return(d)
Based on net asset value	6.61	%(e)	5.84%	(3.23	)%(f)	4.92	%(g)	(3.94	)%(e)	4.79%	4.43%

Ratios to Average Net Assets(h)
Total expenses	1.82	%(i)	1.83%	1.86%		2.07%		2.07	%(i)	2.04%	2.03	%(j)

Total expenses after fees waived and/or reimbursed	1.59	%(i)	1.59%	1.61%		1.82%		1.82	%(i)	1.88%	1.96%

Net investment income (loss)	3.35	%(i)	1.00%	(1.54)%		(1.75)%		(0.28	)%(i)	0.12%	(0.84)%

Supplemental Data
Net assets, end of period (000)	$26,760		$22,462	$25,229		$23,390		$23,509		$49,514	$49,180

Portfolio turnover rate(k)	3%		79%	31%		43%		53%		7%	20%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes payments received from an affiliate, which impacted the Fund’s total return. Excluding the payments, the Fund’s total return would have been 4.83%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 10/31/23 (unaudited)	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19	Year Ended 07/31/18
Expense ratios	N/A	N/A	N/A	N/A	N/A	N/A	1.95%

(k)	Excludes underlying investments in total return swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	141

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Global Equity Market Neutral Fund (continued)
	Investor C
	Six Months Ended 10/31/23 (unaudited)		Year Ended 04/30/23	Year Ended 04/30/22		Year Ended 04/30/21		Period from 08/01/19 to 04/30/20		Year Ended 07/31/19	Year Ended 07/31/18

Net asset value, beginning of period	$11.18		$10.64	$11.22		$10.77		$11.99		$11.59	$11.18

Net investment income (loss)(a)	0.15		0.03	(0.25)		(0.27)		(0.09)		(0.08)	(0.18)
Net realized and unrealized gain (loss)	0.53		0.51	(0.19)		0.72		(0.44)		0.54	0.59

Net increase (decrease) from investment operations	0.68		0.54	(0.44)		0.45		(0.53)		0.46	0.41

Distributions(b)
From net investment income	(0.08)		—	—		—		—		—	—
From net realized gain	—		—	(0.14)		—		(0.69)		(0.06)	—

Total distributions	(0.08)		—	(0.14)		—		(0.69)		(0.06)	—

Net asset value, end of period	$11.78		$11.18	$10.64		$11.22		$10.77		$11.99	$11.59

Total Return(c)
Based on net asset value	6.10	%(d)	5.08%	(3.95	)%(e)	4.18	%(f)	(4.51	)%(d)	4.02%	3.67%

Ratios to Average Net Assets(g)
Total expenses	2.54	%(h)	2.63%	2.64%		2.86%		2.83	%(h)	2.79%	2.76	%(i)

Total expenses after fees waived and/or reimbursed	2.34	%(h)	2.34%	2.36%		2.57%		2.57	%(h)	2.63%	2.69%

Net investment income (loss)	2.61	%(h)	0.25%	(2.30)%		(2.44)%		(1.04	)%(h)	(0.64)%	(1.58)%

Supplemental Data
Net assets, end of period (000)	$8,209		$5,281	$4,386		$6,817		$11,539		$17,282	$21,168

Portfolio turnover rate(j)	3%		79%	31%		43%		53%		7%	20%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes payments received from an affiliate, which impacted the Fund’s total return. Excluding the payments, the Fund’s total return would have been 4.09%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 10/31/23 (unaudited)	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19	Year Ended 07/31/18
Expense ratios	N/A	N/A	N/A	N/A	N/A	N/A	2.72%

(j)	Excludes underlying investments in total return swaps.

See notes to financial statements.

142	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Global Equity Market Neutral Fund (continued)
	Class K
	Six Months Ended 10/31/23 (unaudited)		Year Ended 04/30/23	Year Ended 04/30/22		Year Ended 04/30/21		Period from 08/01/19 to 04/30/20		Year Ended 07/31/19	Year Ended 07/31/18

Net asset value, beginning of period	$12.23		$11.52	$12.00		$11.44		$12.69		$12.19	$11.63

Net investment income (loss)(a)	0.23		0.19	(0.14)		(0.25)		(0.01)		0.06	(0.01)
Net realized and unrealized gain (loss)	0.58		0.52	(0.20)		0.85		(0.46)		0.56	0.57

Net increase (decrease) from investment operations	0.81		0.71	(0.34)		0.60		(0.47)		0.62	0.56

Distributions(b)
From net investment income	(0.13)		—	—		—		(0.04)		—	—
From net realized gain	—		—	(0.14)		(0.04)		(0.74)		(0.12)	—

Total distributions	(0.13)		—	(0.14)		(0.04)		(0.78)		(0.12)	—

Net asset value, end of period	$12.91		$12.23	$11.52		$12.00		$11.44		$12.69	$12.19

Total Return(c)
Based on net asset value	6.71	%(d)	6.16%	(2.85	)%(e)	5.24	%(e)	(3.77	)%(d)	5.11%	4.82%

Ratios to Average Net Assets(f)
Total expenses	1.46	%(g)	1.48%	1.51%		1.77%		1.76	%(g)	1.72%	1.65	%(h)

Total expenses after fees waived and/or reimbursed	1.29	%(g)	1.29%	1.31%		1.52%		1.52	%(g)	1.57%	1.58%

Net investment income (loss)	3.63	%(g)	1.59%	(1.24)%		(2.07)%		(0.07	)%(g)	0.45%	(0.04)%

Supplemental Data
Net assets, end of period (000)	$174,470		$123,399	$7,080		$5,151		$325		$453	$217

Portfolio turnover rate	3%		79%	31%		43%		53%		7%	20%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended July 31, 2018, the expense ratio would have been 1.64%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	143

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Advantage Emerging Markets Fund	Advantage Emerging Markets	Diversified
BlackRock Global Equity Market Neutral Fund	Global Equity Market Neutral	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional and Class K Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

144	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from

N O T E S T O F I N A N C I A L S T A T E M E N T S	145

Notes to Financial Statements  (unaudited) (continued)

the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of October 31, 2023, certain investments of Advantage Emerging Markets were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

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Notes to Financial Statements  (unaudited) (continued)

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated, and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the

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Notes to Financial Statements  (unaudited) (continued)

difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

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Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

	Investment Advisory Fees
Average Daily Net Assets	Advantage Emerging Markets	Global Equity Market Neutral
First $1 billion	0.80%	1.25%
$1 billion — $3 billion	0.75	1.18
$3 billion — $5 billion	0.72	1.13
$5 billion — $10 billion	0.70	1.09
Greater than $10 billion	0.68	1.06

With respect to Global Equity Market Neutral, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Global Equity Market Neutral to the Manager.

Service and Distribution Fees: The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

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Notes to Financial Statements  (unaudited) (continued)

For the six months ended October 31, 2023, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor C	Total
Advantage Emerging Markets	$5,435	$2,616	$8,051
Global Equity Market Neutral	29,292	34,983	64,275

Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million — $1 billion	0.0400
$1 billion — $2 billion	0.0375
$2 billion — $4 billion	0.0350
$4 billion — $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended October 31, 2023, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$601	$435	$52	$7,487	$8,575
Global Equity Market Neutral	66,215	2,343	700	14,527	83,785

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended October 31, 2023, the Funds did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended October 31, 2023, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$123	$216	$37	$153	$529
Global Equity Market Neutral	828	276	184	46	1,334

For the six months ended October 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$2,885	$4,101	$651	$612	$8,249
Global Equity Market Neutral	308,995	11,946	2,713	782	324,436

Other Fees: For the six months ended October 31, 2023, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Investor A
Advantage Emerging Markets	$195
Global Equity Market Neutral	1,258

For the six months ended October 31, 2023, affiliates received CDSCs as follows:

Fund Name	Investor C
Advantage Emerging Markets	$12
Global Equity Market Neutral	163

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the

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1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended October 31, 2023, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
Advantage Emerging Markets	$1,469
Global Equity Market Neutral	1,527

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended October 31, 2023, there were no fees waived by the Manager pursuant to this arrangement.

With respect to Advantage Emerging Markets, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit other expenses (“expense limitation”) through June 30, 2025. Other expenses include accounting, administration, transfer agency, custody, professional and registration fees and exclude dividend expense, interest expense, and certain other fund expenses that constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitations as a percentage of average daily net assets are as follows:

Fund Name/Share Class	Expense Limitation
Advantage Emerging Markets
Institutional	0.05%
Investor A	0.10
Investor C	0.10
Class K	0.01

With respect to Global Equity Market Neutral, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name/Share Class	Expense Limitation
Global Equity Market Neutral
Institutional	1.34%
Investor A	1.59
Investor C	2.34
Class K	1.29

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended October 31, 2023, amounts included in the Statements of Operations were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
Advantage Emerging Markets	$201,368
Global Equity Market Neutral	628,933

Fund Name	Administration Fees Waived
Advantage Emerging Markets	$18,222

In addition, these amounts waived and/or reimbursed by the Manager are included in Administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended October 31, 2023, class specific expense waivers and/or reimbursements were as follows:

	Administration Fees Waived by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$601	$435	$52	$7,487	$8,575
Global Equity Market Neutral	66,215	2,343	700	14,527	83,785

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$1,683	$2,144	$415	$612	$4,854
Global Equity Market Neutral	143,633	6,094	966	781	151,474

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as

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Notes to Financial Statements  (unaudited) (continued)

securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may impose a discretionary liquidity fee of up to 2% of the value withdrawn, if such fee is determined to be in the best interests of the Money Market Series. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, Advantage Emerging Markets retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Advantage Emerging Markets, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended October 31, 2023, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts
Advantage Emerging Markets	$36

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended October 31, 2023, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended October 31, 2023, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Advantage Emerging Markets	$1,847,521	$1,488,273	$(77,518)

7.	PURCHASES AND SALES

For the six months ended October 31, 2023, purchases and sales of investments, excluding short-term securities, were as follows:

Fund Name	Purchases	Sales
Advantage Emerging Markets	$71,838,194	$72,339,217
Global Equity Market Neutral	87,148,113	2,723,144

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

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Notes to Financial Statements  (unaudited) (continued)

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

Fund Name	Non-Expiring Capital Loss Carryforwards (a)
Advantage Emerging Markets	$(38,746,286)
Global Equity Market Neutral	(16,669,223)

(a)	Amounts available to offset future realized capital gains.

As of October 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Advantage Emerging Markets	$86,509,059	$6,264,673	$(13,828,845)	$(7,564,172)
Global Equity Market Neutral	1,093,001,924	158,767,067	(167,479,001)	(8,711,934)

9.	BANK BORROWINGS

The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended October 31, 2023, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid

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Notes to Financial Statements  (unaudited) (continued)

investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each Fund deposits collateral with its counterparty to a written option.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility,

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Notes to Financial Statements  (unaudited) (continued)

interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 10/31/23		Year Ended 04/30/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Advantage Emerging Markets
Institutional
Shares sold	13,791	$126,505	208,272	$1,946,147
Shares issued in reinvestment of distributions	3,766	36,229	24,118	217,789
Shares redeemed	(141,283)	(1,325,621)	(495,776)	(4,500,312)

	(123,726)	$(1,162,887)	(263,386)	$(2,336,376)

Investor A
Shares sold and automatic conversion of shares	9,306	$84,699	47,347	$440,441
Shares issued in reinvestment of distributions	2,233	21,057	18,434	163,319
Shares redeemed	(44,678)	(410,968)	(108,134)	(984,054)

	(33,139)	$(305,212)	(42,353)	$(380,294)

Investor C
Shares sold	13,408	$113,935	42,971	$382,997
Shares issued in reinvestment of distributions	256	2,293	1,032	8,701
Shares redeemed and automatic conversion of shares	(1,955)	(16,739)	(24,088)	(212,434)

	11,709	$99,489	19,915	$179,264

Class K
Shares sold	143,707	$1,359,894	1,450,230	$13,775,721
Shares issued in reinvestment of distributions	45,618	438,841	290,217	2,617,795
Shares redeemed	(176,402)	(1,621,753)	(6,306,984)	(54,509,050)

	12,923	$176,982	(4,566,537)	$(38,115,534)

	(132,233)	$(1,191,628)	(4,852,361)	$(40,652,940)

	Six Months Ended 10/31/23		Year Ended 04/30/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Global Equity Market Neutral
Institutional
Shares sold	36,066,708	$449,352,929	26,358,802	$306,911,089
Shares issued in reinvestment of distributions	316,433	3,882,630	—	—
Shares redeemed	(15,519,766)	(192,915,549)	(29,231,157)	(338,909,422)

	20,863,375	$260,320,010	(2,872,355)	$(31,998,333)

Investor A
Shares sold and automatic conversion of shares	629,537	$7,742,230	896,505	$10,257,468
Shares issued in reinvestment of distributions	14,420	174,053	—	—
Shares redeemed	(405,609)	(4,931,331)	(1,250,914)	(14,421,836)

	238,348	$2,984,952	(354,409)	$(4,164,368)

Investor C
Shares sold	319,580	$3,618,138	287,251	$3,165,458
Shares issued in reinvestment of distributions	4,789	53,964	—	—
Shares redeemed and automatic conversion of shares	(100,167)	(1,133,552)	(227,007)	(2,413,505)

	224,202	$2,538,550	60,244	$751,953

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Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 10/31/23		Year Ended 04/30/23
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
Global Equity Market Neutral (continued)
Class K
Shares sold	4,332,153	$53,857,357	12,848,228	$148,024,891
Shares issued in reinvestment of distributions	12,946	159,231	—	—
Shares redeemed	(919,080)	(11,466,550)	(3,370,538)	(39,713,633)

	3,426,019	$42,550,038	9,477,690	$108,311,258

	24,751,944	$308,393,550	6,311,170	$72,900,510

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 18, 2023 (the “April Meeting”) and May 23-24, 2023 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Advantage Emerging Markets Fund (the “Advantage Emerging Markets Fund”) and BlackRock Global Equity Market Neutral Fund (the “Global Equity Market Neutral Fund”) (each a “Fund” and collectively, the “Funds”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to the Global Equity Market Neutral Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement  (continued)

more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.

The Board noted that the engagement of the Sub-Advisor with respect to Global Equity Market Neutral Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.

B. The Investment Performance of the Funds and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2022, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and, with respect to the Global Equity Market Neutral Fund, in light of the Fund’s outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented Performance Metrics”) and, with respect to Advantage Emerging Markets Fund, the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-, three- and five-year periods reported, Advantage Emerging Markets Fund ranked in the third, fourth and third quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable periods.

The Board reviewed and considered Global Equity Market Neutral Fund’s performance relative to the Fund’s Outcome-Oriented Performance Metrics including a total return target. The Board noted that for each of the one-, three- and five-year periods reported, the Fund underperformed its total return target. The Board noted that BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its total return target during the applicable periods.

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement  (continued)

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds

The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2022 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that Advantage Emerging Markets Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. In addition, the Board noted that, the Fund is party to an expense limitation agreement pursuant to which BlackRock has contractually agreed to waive and/or reimburse certain operating and other expenses to a specified amount of the Fund’s average daily net assets on a class-by-class basis.

The Board noted that Global Equity Market Neutral Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. In addition, the Board noted that BlackRock and the Board agreed to a lower contractual expense cap on a class-by-class basis. After discussions between the Board, including Independent Board Members, and BlackRock, the Board and BlackRock agreed to a continuation of the contractual cap.

The Board further noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the pertinent Fund decreases below certain contractually specified levels.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T A N D S U B - A D V I S O R Y A G R E E M E N T	159

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement  (continued)

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2024 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to with respect to the Global Equity Market Neutral Fund, for a one-year term ending June 30, 2024. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

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Additional Information

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

A D D I T I O N A L I N F O R M A T I O N	161

Additional Information  (continued)

BlackRock Privacy Principles (continued)

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser and Administrator	Distributor
BlackRock Advisors, LLC	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10001

Sub-Adviser	Independent Registered Public Accounting Firm
BlackRock International Limited(a)	Deloitte & Touche LLP
Edinburgh, EH3 8BL	Boston, MA 02116
United Kingdom
Legal Counsel
Accounting Agent and Custodian	Sidley Austin LLP
State Street Bank and Trust Company	New York, NY 10019
Boston, MA 02114
Address of the Funds
Transfer Agent	100 Bellevue Parkway
BNY Mellon Investment Servicing (US) Inc.	Wilmington, DE 19809
Wilmington, DE 19809
(a) For Global Equity Market Neutral.

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Glossary of Terms Used in this Report

Currency Abbreviation

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

AGC	Assured Guaranty Corp.

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CDI	CREST Depository Interest

CVA	Certificaten Van Aandelen (Dutch Certificate)

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

GDR	Global Depositary Receipt

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PILOT	Payment in Lieu of Taxes

PJSC	Public Joint Stock Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SCA	Societe en Commandite par Actions

SG	Syncora Guarantee

ST	Special Tax

THOR	Thai Overnight Repurchase Rate

UT	Unlimited Tax

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	163

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

EMLSGLS-10/23-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 14 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: December 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: December 21, 2023

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: December 21, 2023